HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 96.77%

	Aerospace & Defense — 2.37%

717	General Dynamics Corp.	$131

3,065	HEICO Corp.	383

1,168	Hexcel Corp.	96

445	Huntington Ingalls Industries, Inc.	94

1,109	L3Harris Technologies, Inc.	231

5,411	Lockheed Martin Corp.	2,111

307	Northrop Grumman Corp.	115

3,299	Raytheon Co.	647

19,597	Spirit Aerosystems Holdings, Inc., Class – A	1,612

200	Teledyne Technologies, Inc. (a)	64

4,149	Textron, Inc.	203

7,285	The Boeing Co.	2,772

5,010	TransDigm Group, Inc.	2,609

21,311	United Technologies Corp.	2,909

		13,977

	Air Freight & Logistics — 0.61%

10,904	C.H. Robinson Worldwide, Inc.	924

305	Expeditors International of Washington, Inc.	23

3,393	FedEx Corp.	494

16,845	United Parcel Service, Inc., Class – B	2,018

1,886	XPO Logistics, Inc. (a)	135

		3,594

	Airlines — 0.35%

2,103	Alaska Air Group, Inc.	137

8,236	American Airlines Group, Inc.	222

868	Copa Holdings SA, Class – A	86

20,199	Delta Air Lines, Inc.	1,163

6,703	Southwest Airlines Co.	362

1,612	United Continental Holdings, Inc. (a)	143

		2,113

	Auto Components — 0.53%

120,720	Garrett Motion, Inc. (a)	1,202

585	Gentex Corp.	16

12,566	Lear Corp.	1,482

9,332	Magna International, Inc., ADR	498

		3,198

	Automobiles — 0.27%

32,030	General Motors Co.	1,201

1,600	Tesla Motors, Inc. (a)	385

		1,586

	Banks — 5.44%

3,332	Associated Banc-Corp.	67

263,889	Bank of America Corp.	7,698

2,798	Bank OZK	76

1,998	BankUnited, Inc.	67

32,258	BB&T Corp.	1,722

666	BOK Financial Corp.	53

47,685	Citigroup, Inc.	3,294

1,826	Citizens Financial Group, Inc.	65

2,863	Comerica, Inc.	189

541	Commerce Bancshares, Inc.	33

1,552	Cullen/Frost Bankers, Inc.	137

182	Fifth Third Bancorp	5

7,338	First Horizon National Corp.	119

2,026	First Republic Bank	196

21,453	Huntington Bancshares, Inc.	306

66,542	JPMorgan Chase & Co.	7,832

11,647	Pinnacle Financial Partners, Inc.	661

8,315	PNC Financial Services Group, Inc.	1,165

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

72,977	Regions Financial Corp.	$1,154

493	Signature Bank	59

4,790	Sterling Bancorp	96

9,138	SunTrust Banks, Inc.	629

710	SVB Financial Group (a)	148

1,926	Texas Capital Bancshares, Inc. (a)	105

4,006	U.S. Bancorp	222

4,533	Umpqua Holdings Corp.	75

1,880	Webster Financial Corp.	88

82,752	Wells Fargo & Co.	4,174

32,863	Western Alliance Bancorp	1,514

2,420	Zions Bancorp	108

		32,057

	Beverages — 1.81%

7,189	Brown-Forman Corp., Class – B	451

3,277	Constellation Brands, Inc., Class – A	679

1,703	Keurig Dr Pepper, Inc.	47

3,594	Molson Coors Brewing Co., Class – B	207

4,530	Monster Beverage Corp. (a)	263

28,839	PepsiCo, Inc.	3,954

93,372	The Coca-Cola Co.	5,083

		10,684

	Biotechnology — 2.46%

28,903	AbbVie, Inc.	2,189

5,792	Alexion Pharmaceuticals, Inc. (a)	567

5,039	Alkermes PLC (a)	98

2,182	Alnylam Pharmaceuticals, Inc. (a)	175

16,160	Amgen, Inc.	3,127

2,901	Biogen Idec, Inc. (a)	675

1,551	BioMarin Pharmaceutical, Inc. (a)	105

15,110	Celgene Corp. (a)	1,500

1,101	Exact Sciences Corp. (a)	99

20,643	Gilead Sciences, Inc.	1,308

1,176	Neurocrine Biosciences, Inc. (a)	106

695	Sage Therapeutics, Inc. (a)	98

1,322	Sarepta Therapeutics, Inc. (a)	100

8,247	Seattle Genetics, Inc. (a)	704

17,938	United Therapeutics Corp. (a)	1,431

13,207	Vertex Pharmaceuticals, Inc. (a)	2,238

		14,520

	Building Products — 0.32%

18,210	A.O. Smith Corp.	869

1,938	Allegion PLC	201

3,318	Johnson Controls International PLC	146

733	Lennox International, Inc.	178

6,549	Masco Corp.	273

2,346	Owens Corning, Inc.	148

7,332	Resideo Technologies, Inc. (a)	105

		1,920

	Capital Markets — 1.66%

1,302	Affiliated Managers Group, Inc.	109

2,506	Ameriprise Financial, Inc.	369

2,792	Bank of New York Mellon Corp.	126

5,895	BGC Partners, Inc., Class – A	32

4,869	BlackRock, Inc., Class – A	2,170

2,282	CBOE Holdings, Inc.	262

1,744	CME Group, Inc.	369

1,544	E*Trade Financial Corp.	67

12,428	Goldman Sachs Group, Inc.	2,576

427	Interactive Brokers Group, Inc., Class – A	23

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

1,491	Intercontinental Exchange Group, Inc.	$138

1,976	Legg Mason, Inc.	75

18,759	Morgan Stanley	800

593	S&P Global, Inc.	145

7,695	State Street Corp.	455

7,780	T. Rowe Price Group, Inc.	889

162	TD Ameritrade Holding Corp.	8

24,739	The Charles Schwab Corp.	1,035

629	The Nasdaq OMX Group, Inc.	62

5,060	Virtu Financial, Inc., Class – A	83

		9,793

	Chemicals — 1.75%

10,230	Air Products & Chemicals, Inc.	2,269

2,313	Albemarle Corp.	161

1,467	Ashland Global Holdings, Inc.	113

4,710	Axalta Coating Systems Ltd. (a)	142

1,640	Celanese Corp., Series A	201

48,414	CF Industries Holdings, Inc.	2,381

9,311	Corteva, Inc.	261

9,429	Dow, Inc.	449

15,500	DuPont de Nemours, Inc.	1,105

2,375	Huntsman Corp.	55

974	International Flavors & Fragrances, Inc.	120

651	Linde PLC	126

11,130	LyondellBasell Industries N.V., Class – A	996

249	NewMarket Corp.	118

10,412	PPG Industries, Inc.	1,234

4,884	The Mosaic Co.	100

1,538	The Scotts Miracle-Gro Co.	157

216	The Sherwin-Williams Co.	119

3,879	Valvoline, Inc.	85

1,540	W.R. Grace & Co.	103

		10,295

	Commercial Services & Supplies — 0.94%

19,018	ADT, Inc.	119

12,305	Clean Harbors, Inc. (a)	950

32,475	Copart, Inc. (a)	2,608

3,003	IAA, Inc. (a)	125

3,003	KAR Auction Services, Inc.	74

4,420	Republic Services, Inc., Class – A	383

2,747	Stericycle, Inc. (a)	140

9,860	Waste Management, Inc.	1,134

		5,533

	Communications Equipment — 1.45%

6,905	Arista Networks, Inc. (a)	1,650

132,263	Cisco Systems, Inc.	6,535

8,966	Juniper Networks, Inc.	222

774	Motorola Solutions, Inc.	132

		8,539

	Construction & Engineering — 0.09%

3,578	AECOM Technology Corp. (a)	134

841	Arcosa, Inc.	29

5,251	Fluor Corp.	100

717	Jacobs Engineering Group, Inc.	66

2,295	Quanta Services, Inc.	87

924	Valmont Industries, Inc.	128

		544

	Construction Materials — 0.18%

6,799	Eagle Materials, Inc., Class – A	612

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Construction Materials (continued)

1,704	Martin Marietta Materials, Inc.	$467

		1,079

	Consumer Finance — 1.16%

22,738	American Express Co.	2,689

37,105	Capital One Financial Corp.	3,376

6	Credit Acceptance Corp. (a)	3

14,450	OneMain Holdings, Inc.	530

8,889	SLM Corp.	78

4,013	Synchrony Financial	137

		6,813

	Containers & Packaging — 0.52%

17,549	Amcor PLC	171

262	AptarGroup, Inc.	31

27	Avery Dennison Corp.	3

22,939	Ball Corp.	1,669

10,608	International Paper Co.	443

2,050	Packaging Corporation of America	218

3,363	Sealed Air Corp.	140

2,320	Silgan Holdings	70

2,452	Sonoco Products Co.	143

5,240	WestRock Co.	191

		3,079

	Distributors — 0.11%

4,284	Genuine Parts Co.	427

6,460	LKQ Corp. (a)	203

		630

	Diversified Consumer Services — 0.48%

12,786	Bright Horizons Family Solutions, Inc. (a)	1,950

1,046	Graham Holdings Co.	694

4,910	H&R Block, Inc.	116

957	ServiceMaster Global Holdings, Inc. (a)	53

		2,813

	Diversified Financial Services — 1.10%

29,533	Berkshire Hathaway, Inc., Class – B (a)	6,143

17,093	Jefferies Financial Group, Inc.	315

973	Voya Financial, Inc.	53

		6,511

	Diversified Telecommunication Services — 1.87%

117,437	AT&T, Inc.	4,444

43,613	CenturyLink, Inc.	544

100,420	Verizon Communications, Inc.	6,061

		11,049

	Electric Utilities — 2.07%

1,604	Alliant Energy Corp.	87

31,281	American Electric Power, Inc.	2,930

20,974	Duke Energy Corp.	2,011

1,914	Edison International	144

2,737	Evergy, Inc.	182

9,746	Eversource Energy	833

9,276	Exelon Corp.	448

2,818	FirstEnergy Corp.	136

8,870	NextEra Energy, Inc.	2,067

2,414	OGE Energy Corp.	110

32,518	PPL Corp.	1,024

32,159	The Southern Co.	1,986

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electric Utilities (continued)

4,017	Xcel Energy, Inc.	$261

		12,219

	Electrical Equipment — 0.50%

3,350	AMETEK, Inc.	308

12,355	Eaton Corp. PLC	1,027

16,658	Emerson Electric Co.	1,114

11,151	nVent Electric PLC	246

3,984	Regal-Beloit Corp.	290

		2,985

	Electronic Equipment, Instruments & Components — 0.15%

769	Arrow Electronics, Inc. (a)	57

23,513	Corning, Inc.	671

512	Dolby Laboratories, Inc., Class – A	33

1,050	Keysight Technologies, Inc. (a)	102

		863

	Energy Equipment & Services — 0.33%

11,460	Baker Hughes, Inc.	266

50,229	Halliburton Co.	946

7,964	National Oilwell Varco, Inc.	169

11,451	Patterson-UTI Energy, Inc.	98

3,039	Schlumberger Ltd.	104

72,672	Transocean Ltd. (a)	325

		1,908

	Entertainment — 1.15%

2,063	Activision Blizzard, Inc.	109

2,887	Cinemark Holdings, Inc.	112

6,384	Electronic Arts, Inc. (a)	624

2,749	Liberty Media Group, Class – C (a)	114

1,270	Netflix, Inc. (a)	340

41,888	The Walt Disney Co.	5,459

		6,758

	Equity Real Estate Investment Trusts — 3.80%

992	Alexandria Real Estate Equities, Inc.	153

17,907	American Campus Communities, Inc.	861

1,289	American Homes 4 Rent, Class – A	33

5,297	American Tower Corp.	1,171

2,612	Apartment Investment & Management Co.	136

6,634	AvalonBay Communities, Inc.	1,428

857	Boston Properties, Inc.	111

6,970	Camden Property Trust	774

20,509	Colony Capital, Inc.	123

1,428	Columbia Property Trust, Inc.	30

3,180	Cousins Properties, Inc.	120

2,473	Crown Castle International Corp.	344

2,592	CubeSmart	90

1,028	CyrusOne, Inc.	81

1,906	Digital Realty Trust, Inc.	247

1,889	Douglas Emmett, Inc.	81

3,821	Duke Realty Corp.	130

8,154	Empire State Realty Trust, Inc., Class – A	116

10,057	EPR Properties	773

291	Equinix, Inc.	168

3,248	Equity Commonwealth	111

1,061	Equity Lifestyle Properties, Inc.	142

1,516	Equity Residential	131

3,943	Essex Property Trust, Inc.	1,288

1,604	Extra Space Storage, Inc.	187

6,599	Federal Realty Investment Trust	898

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

4,176	Gaming & Leisure Properties, Inc.	$160

3,643	HCP, Inc.	130

28,861	Healthcare Trust of America, Inc., Class – A	848

5,884	Iron Mountain, Inc.	191

1,138	JBG SMITH Properties	45

1,552	Kilroy Realty Corp.	121

5,335	Kimco Realty Corp.	111

846	Lamar Advertising Co., Class – A	69

2,212	Liberty Property Trust	114

661	Life Storage, Inc.	70

6,040	Medical Properties Trust, Inc.	118

1,065	Mid-America Apartment Communities, Inc.	138

2,155	National Retail Properties, Inc.	122

2,890	OMEGA Healthcare Investors, Inc.	121

2,375	Outfront Media, Inc.	66

9,049	Prologis, Inc.	771

1,410	Public Storage	346

19,572	Realty Income Corp.	1,501

13,636	Regency Centers Corp.	948

2,503	Retail Properties of America, Inc., Class – A	31

811	Service Properties Trust	21

3,418	Simon Property Group, Inc.	532

1,445	SL Green Realty Corp.	118

3,191	Store Capital Corp.	119

1,367	Sun Communities, Inc.	203

2,799	Taubman Centers, Inc.	114

3,451	The Macerich Co.	109

21,341	UDR, Inc.	1,035

6,674	Ventas, Inc.	487

20,258	Welltower, Inc.	1,836

69,480	Weyerhaeuser Co.	1,926

1,573	WP Carey, Inc.	141

		22,389

	Food & Staples Retailing — 1.40%

3,254	Casey’s General Stores, Inc.	524

1,119	Costco Wholesale Corp.	322

9,412	Sysco Corp.	748

9,040	The Kroger Co.	233

1,201	US Foods Holding Corp. (a)	49

4,928	Walgreens Boots Alliance, Inc.	273

51,453	Wal-Mart Stores, Inc.	6,107

		8,256

	Food Products — 0.97%

13,782	Archer-Daniels-Midland Co.	566

2,834	Bunge Ltd.	160

3,445	Campbell Soup Co.	162

16,807	ConAgra Foods, Inc.	516

5,689	Flowers Foods, Inc.	132

12,760	General Mills, Inc.	703

1,964	Hershey Co.	304

2,450	Hormel Foods Corp.	107

10,293	Kellogg Co.	662

3,010	Lamb Weston Holding, Inc.	219

6,262	Mondelez International, Inc., Class – A	346

6,350	The Hain Celestial Group, Inc. (a)	136

13,887	The Kraft Heinz Co.	388

13,702	TreeHouse Foods, Inc. (a)	760

6,256	Tyson Foods, Inc., Class – A	539

		5,700

	Gas Utilities — 0.02%

808	Atmos Energy Corp.	92

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Gas Utilities (continued)

707	UGI Corp.	$36

		128

	Health Care Equipment & Supplies — 2.68%

48,674	Abbott Laboratories	4,072

917	Abiomed, Inc. (a)	163

1,636	Align Technology, Inc. (a)	296

2,461	Baxter International, Inc.	215

5,523	Becton, Dickinson & Co.	1,396

2,630	Boston Scientific Corp. (a)	107

3,475	Danaher Corp.	502

4,703	Dentsply Sirona, Inc.	251

773	Dexcom, Inc. (a)	115

683	Edwards Lifesciences Corp. (a)	150

25	Hill-Rom Holdings, Inc.	3

2,254	Hologic, Inc. (a)	114

699	ICU Medical, Inc. (a)	112

1,653	IDEXX Laboratories, Inc. (a)	450

1,458	Integra LifeSciences Holdings Corp. (a)	88

1,465	Intuitive Surgical, Inc. (a)	790

49,251	Medtronic PLC	5,350

5,537	Penumbra, Inc. (a)	745

597	STERIS PLC	86

524	Stryker Corp.	113

212	Teleflex, Inc.	72

59	The Cooper Companies, Inc.	18

4,237	Zimmer Holdings, Inc.	582

		15,790

	Health Care Providers & Services — 2.24%

4,074	Acadia Healthcare Company, Inc. (a)	127

3,127	AmerisourceBergen Corp.	257

4,252	Anthem, Inc.	1,021

22,100	Centene Corp. (a)	956

16,465	Cigna Corp.	2,498

25,589	CVS Caremark Corp.	1,614

2,015	Encompass Health Corp.	128

5,553	HCA Holdings, Inc.	669

2,789	Humana, Inc.	713

2,131	Laboratory Corporation of America Holdings (a)	358

4,072	McKesson Corp.	556

4,799	MEDNAX, Inc. (a)	109

992	Molina Heathcare, Inc. (a)	109

2,883	Quest Diagnostics, Inc.	309

9,739	UnitedHealth Group, Inc.	2,116

9,579	Universal Health Services, Inc., Class – B	1,425

1,034	WellCare Health Plans, Inc. (a)	268

		13,233

	Health Care Technology — 0.48%

1,939	Cerner Corp.	132

17,515	Veeva Systems, Inc. (a)	2,675

		2,807

	Hotels, Restaurants & Leisure — 1.97%

5,040	Aramark	220

7,110	Caesars Entertainment Corp. (a)	83

21,292	Carnival Corp., Class – A	930

2,249	Darden Restaurants, Inc.	266

3,167	Extended Stay America, Inc.	46

148	Hilton Worldwide Holdings, Inc.	14

2,020	International Game Technology PLC	29

11,407	Las Vegas Sands Corp.	659

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hotels, Restaurants & Leisure (continued)

26,100	McDonald’s Corp.	$5,603

7,762	Royal Caribbean Cruises Ltd.	841

1,562	Six Flags Entertainment Corp.	79

30,827	Starbucks Corp.	2,726

2,948	Wyndham Worldwide Corp.	136

108	Yum China Holdings, Inc.	5

		11,637

	Household Durables — 0.27%

3,443	D.R. Horton, Inc.	181

3,121	Garmin Ltd.	264

6,069	Leggett & Platt, Inc.	248

5,775	Lennar Corp., Class – A	323

83	Lennar Corp., Class – B	4

4,132	PulteGroup, Inc.	151

3,071	Toll Brothers, Inc.	126

2,180	Whirlpool Corp.	345

		1,642

	Household Products — 1.99%

2,171	Church & Dwight Co., Inc.	163

18,737	Kimberly-Clark Corp.	2,662

427	Spectrum Brands Holdings, Inc.	23

1,218	The Clorox Co.	185

70,122	The Procter & Gamble Co.	8,721

		11,754

	Independent Power and Renewable Electricity Producers — 0.03%

1,358	NRG Energy, Inc., Class – C	54

5,030	Vistra Energy Corp.	134

		188

	Industrial Conglomerates — 1.08%

12,155	3M Co.	1,998

185,641	General Electric Co.	1,660

16,050	Honeywell International, Inc.	2,715

41	Roper Industries, Inc.	15

		6,388

	Insurance — 2.78%

23,599	Aflac, Inc.	1,235

151	Alleghany Corp. (a)	120

28,459	Allstate Corp.	3,094

16,390	American International Group, Inc.	913

3,483	Arthur J. Gallagher & Co.	312

1,195	Assurant, Inc.	150

2,258	AXIS Capital Holdings Ltd.	151

3,112	Brighthouse Financial, Inc. (a)	126

1,344	Brown & Brown, Inc.	48

19,960	Chubb Ltd.	3,223

4,986	Cincinnati Financial Corp.	582

522	Erie Indemnity Co., Class – A	97

3,189	Everest Re Group Ltd.	848

57,279	FNF Group	2,544

7,691	Hartford Financial Services Group, Inc.	466

52	Markel Corp. (a)	61

1,035	Mercury General Corp.	58

27,848	MetLife, Inc.	1,313

6,178	Old Republic International Corp.	146

9,015	Principal Financial Group, Inc.	515

728	Reinsurance Group of America	116

2,164	W.R. Berkley Corp.	156

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

122	White Mountains Insurance Group Ltd.	$132

		16,406

	Interactive Media & Services — 4.66%

9,357	Alphabet, Inc., Class – A (a)	11,426

4,588	Alphabet, Inc., Class – C (a)	5,593

55,740	Facebook, Inc., Class – A (a)	9,926

312	TripAdvisor, Inc. (a)	12

9,880	Twitter, Inc. (a)	407

3,559	Zillow Group, Inc., Class – C (a)	106

		27,470

	Internet & Direct Marketing Retail — 3.05%

9,726	Amazon.com, Inc. (a)	16,884

133	Booking Holdings, Inc. (a)	261

22,272	eBay, Inc.	868

		18,013

	IT Services — 4.67%

2,831	Accenture PLC, Class – A	545

2,108	Akamai Technologies, Inc. (a)	193

918	Alliance Data Systems Corp.	118

4,072	Cognizant Technology Solutions Corp.	245

5,537	DXC Technology Co.	163

11,864	EPAM Systems, Inc. (a)	2,163

642	Fidelity National Information Services, Inc.	85

24,374	GoDaddy, Inc., Class – A (a)	1,608

16,668	International Business Machines Corp.	2,424

1,829	Leidos Holdings, Inc.	157

26,753	MasterCard, Inc., Class – A	7,264

22,424	Okta, Inc. (a)	2,208

6,910	Paychex, Inc.	572

41,866	PayPal Holdings, Inc. (a)	4,337

5,574	Sabre Corp.	125

5,412	VeriSign, Inc. (a)	1,021

23,246	Visa, Inc., Class – A	3,999

10,501	Western Union Co.	243

43	WEX, Inc. (a)	9

		27,479

	Leisure Products — 0.04%

1,780	Brunswick Corp.	93

1,201	Hasbro, Inc.	142

		235

	Life Sciences Tools & Services — 0.80%

4,371	Agilent Technologies, Inc.	335

398	Bio-Rad Laboratories, Inc., Class – A (a)	132

1,294	Bruker Biosciences Corp.	57

438	Charles River Laboratories International, Inc. (a)	58

3,034	Illumina, Inc. (a)	923

337	IQVIA Holdings, Inc. (a)	50

2,796	Mettler-Toledo International, Inc. (a)	1,971

485	PerkinElmer, Inc.	41

881	Qiagen N.V. (a)	29

3,444	Thermo Electron Corp.	1,003

745	Waters Corp. (a)	166

		4,765

	Machinery — 1.73%

11,677	AGCO Corp.	884

12,196	Caterpillar, Inc.	1,540

4,945	Colfax Corp. (a)	144

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

5,428	Cummins, Inc.	$883

53	Donaldson Company, Inc.	3

4,752	Dover Corp.	473

3,214	Fortive Corp.	220

11,084	Gates Industrial Corp. PLC (a)	112

28	IDEX Corp.	5

7,831	Ingersoll-Rand PLC	965

1,442	ITT, Inc.	88

1,244	Nordson, Inc.	182

17,062	Oshkosh Corp.	1,293

3,523	Pentair PLC	133

1,272	Terex Corp.	33

6,496	The Middleby Corp. (a)	759

2,583	The Timken Co.	112

2,314	Trinity Industries, Inc.	46

12,886	WABCO Holdings, Inc. (a)	1,724

33,989	Welbilt, Inc. (a)	573

485	Xylem, Inc.	39

		10,211

	Media — 1.46%

2,420	Charter Communications, Inc., Class – A (a)	997

146,958	Comcast Corp., Class – A	6,625

2,118	Dish Network Corp. (a)	72

3,435	Fox Corp., Class – B	108

4,946	Liberty SiriusXM Group, Class – C (a)	208

4,394	Omnicom Group, Inc.	344

411	Sirius XM Holdings, Inc.	3

12,282	The Interpublic Group of Companies, Inc.	265

		8,622

	Metals & Mining — 0.29%

5,100	Alcoa Corp. (a)	102

18,759	Newmont Mining Corp.	712

9,396	Nucor Corp.	479

1,400	Royal Gold, Inc.	172

3,293	Southern Copper Corp.	112

1,912	Steel Dynamics, Inc.	57

8,657	United States Steel Corp.	100

		1,734

	Mortgage Real Estate Investment Trusts — 0.10%

6,026	Chimera Investment Corp.	118

10,734	MFA Financial, Inc.	79

8,563	New Residential Investment Corp.	134

5,620	Starwood Property Trust, Inc.	136

8,761	Two Harbors Investment Corp.	115

		582

	Multiline Retail — 0.51%

952	Dollar General Corp.	151

4,295	Dollar Tree, Inc. (a)	490

6,898	Kohl’s Corp.	343

3,820	Nordstrom, Inc.	129

17,745	Target Corp.	1,897

		3,010

	Multi-Utilities — 1.28%

2,674	Ameren Corp.	214

1,937	CMS Energy Corp.	124

1,350	Consolidated Edison, Inc.	128

24,990	Dominion Resources, Inc.	2,025

1,043	DTE Energy Co.	139

93,331	NiSource, Inc.	2,792

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Multi-Utilities (continued)

5,865	Public Service Enterprise Group, Inc.	$364

951	Sempra Energy	140

17,371	WEC Energy Group, Inc.	1,652

		7,578

	Oil, Gas & Consumable Fuels — 3.80%

14,846	Antero Midstream Corp.^	110

7,760	Apache Corp.	199

8,606	Cabot Oil & Gas Corp.	151

54,151	Chevron Corp.	6,421

2,549	Cimarex Energy Co.	122

23,394	ConocoPhillips	1,333

562	Continental Resources, Inc. (a)	17

2,144	Diamondback Energy, Inc.	193

26,945	EOG Resources, Inc.	2,000

56,374	Exxon Mobil Corp.	3,981

16,993	Hess Corp.	1,028

2,849	HollyFrontier Corp.	153

70,023	Kinder Morgan, Inc.	1,443

17,559	Kosmos Energy Ltd.	110

9,878	Marathon Oil Corp.	121

21,331	Marathon Petroleum Corp.	1,296

5,127	Murphy Oil Corp.	113

9,990	Noble Energy, Inc.	224

3,147	Occidental Petroleum Corp.	140

6,401	ONEOK, Inc.	472

3,630	PBF Energy, Inc., Class – A	99

9,353	Phillips 66	958

908	Pioneer Natural Resources Co.	114

25,105	Range Resources Corp.	96

16,585	Valero Energy Corp.	1,414

10,783	WPX Energy, Inc. (a)	114

		22,422

	Personal Products — 0.07%

1,139	Herbalife Ltd. (a)	43

1,700	The Estee Lauder Companies, Inc., Class – A	338

		381

	Pharmaceuticals — 4.10%

6,764	Allergan PLC	1,138

23,725	Bristol-Myers Squibb Co.	1,203

19,272	Eli Lilly & Co.	2,155

48,537	Johnson & Johnson	6,280

79,685	Merck & Co., Inc.	6,708

5,422	Nektar Therapeutics (a)	99

184,193	Pfizer, Inc.	6,618

		24,201

	Professional Services — 0.92%

4,444	CoStar Group, Inc. (a)	2,636

1,081	Equifax, Inc.	152

950	IHS Markit Ltd. (a)	64

7,340	Nielsen Holdings PLC	156

825	Robert Half International, Inc.	46

15,150	Versik Analytics, Inc., Class – A	2,396

		5,450

	Real Estate Management & Development — 0.02%

1,691	CBRE Group, Inc., Class – A (a)	90

368	Newmark Group, Inc., Class – A	3

		93

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Road & Rail — 1.01%

1,388	AMERCO, Inc.	$541

1,616	CSX Corp.	112

9,369	Genesee & Wyoming, Inc., Class – A (a)	1,035

1,140	Hunt (JB) Transportation Services, Inc.	126

5,345	Norfolk Southern Corp.	960

975	Old Dominion Freight Line, Inc.	166

1,140	Schneider National, Inc.	25

18,473	Union Pacific Corp.	2,993

		5,958

	Semiconductors & Semiconductor Equipment — 3.30%

21,151	Applied Materials, Inc.	1,055

4,182	Broadcom, Inc.	1,155

139,597	Intel Corp.	7,194

3,302	KLA-Tencor Corp.	527

1,129	Lam Research Corp.	261

6,026	Marvell Technology Group Ltd.	150

5,918	Maxim Integrated Products, Inc.	343

2,756	Micron Technology, Inc. (a)	118

12,565	NVIDIA Corp.	2,187

24,621	Qualcomm, Inc.	1,878

3,842	Skyworks Solutions, Inc.	304

23,905	Texas Instruments, Inc.	3,089

6,964	Universal Display Corp.	1,169

115	Xilinx, Inc.	11

		19,441

	Software — 7.46%

16,180	Adobe Systems, Inc. (a)	4,470

14,588	Autodesk, Inc. (a)	2,155

29,183	Manhattan Associates, Inc. (a)	2,354

144,589	Microsoft Corp.	20,102

89,835	Oracle Corp.	4,944

11,384	PAYCOM Software, Inc. (a)	2,385

15,646	Proofpoint, Inc. (a)	2,019

18,193	RingCentral, Inc., Class – A (a)	2,286

1,918	Salesforce.com, Inc. (a)	285

11,142	ServiceNow, Inc. (a)	2,828

668	Synopsys, Inc. (a)	92

		43,920

	Specialty Retail — 2.14%

1,250	Advance Auto Parts, Inc.	207

2,829	AutoNation, Inc. (a)	143

22	AutoZone, Inc. (a)	24

7,757	Best Buy Co., Inc.	535

631	Burlington Stores, Inc. (a)	126

1,830	CarMax, Inc. (a)	161

2,192	Dick’s Sporting Goods, Inc.	89

886	Five Below, Inc. (a)	112

45,768	Floor & Decor Holdings, Inc., Class – A (a)	2,341

2,750	Foot Locker, Inc.	119

6,486	Gap, Inc.	113

5,175	Lowe’s Companies, Inc.	569

1,901	O’Reilly Automotive, Inc. (a)	758

2,520	Ross Stores, Inc.	277

21,834	The Home Depot, Inc.	5,065

25,042	The TJX Companies, Inc.	1,396

2,493	Tiffany & Co.	231

5,030	Urban Outfitters, Inc. (a)	141

3,016	Williams-Sonoma, Inc.	205

		12,612

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Technology Hardware, Storage & Peripherals — 4.36%

100,447	Apple, Inc.	$22,496

899	Dell Technologies, Inc. (a)	47

147,510	HP, Inc.	2,791

285	NetApp, Inc.	15

6,333	Western Digital Corp.	378

		25,727

	Textiles, Apparel & Luxury Goods — 0.52%

3,566	Capri Holdings Ltd. (a)	118

1,259	Carter’s, Inc.	115

7,423	Hanesbrands, Inc.	114

1,304	Kontoor Brands, Inc.	46

9,569	NIKE, Inc., Class – B	899

1,592	PVH Corp.	140

1,115	Ralph Lauren Corp.	106

38,285	Under Armour, Inc., Class – C (a)	694

9,131	V.F. Corp.	813

		3,045

	Thrifts & Mortgage Finance — 0.02%

9,764	New York Community Bancorp, Inc.	123

	Tobacco — 0.33%

36,600	Altria Group, Inc.	1,497

5,858	Philip Morris International, Inc.	445

		1,942

	Trading Companies & Distributors — 0.23%

20,048	Fastenal Co.	655

4,912	HD Supply Holdings, Inc. (a)	192

441	MSC Industrial Direct Co., Inc., Class – A	32

916	W.W. Grainger, Inc.	272

1,158	Watsco, Inc.	196

		1,347

	Transportation Infrastructure — 0.04%

5,918	Macquarie Infrastructure Corp.	234

	Water Utilities — 0.02%

1,178	American Water Works Co., Inc.	146

	Wireless Telecommunication Services — 0.46%

8,547	Sprint Nextel Corp. (a)	53

33,735	T-Mobile USA, Inc. (a)	2,657

		2,710

	Total Common Stocks	570,829

	Investment Companies — 3.01%

550,838	Dreyfus Treasury Securities Cash Management, Institutional Shares, 1.83% (b)	551

28,230	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (b)	28

17,191,716	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (b)	17,192

	Total Investment Companies	17,771

Principal Amount (000)	Security Description	Value (000)

	Repurchase Agreement — 0.02%

$89	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $88,575 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $90,341)^^	$89

	Total Repurchase Agreement	89

	Total Investments (cost $433,335) — 99.80%	588,689

	Other assets in excess of liabilities — 0.20%	1,178

	Net Assets — 100.00%	$589,867

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $108 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on September 30, 2019.

ADR—American Depositary Receipt

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

As of September 30, 2019, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	75	12/20/19	$11,169	$(130)
E-Mini S&P Midcap 400 Future	25	12/20/19	4,845	(68)

			$16,014	$(198)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(198)

	Total Net Unrealized Appreciation/(Depreciation)			$(198)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 94.47%

	Aerospace & Defense — 2.29%

1,153	AAR Corp.	$48

24,277	Arconic, Inc.	631

4,727	BWX Technologies, Inc.	270

3,067	Curtiss-Wright Corp.	397

16,604	General Dynamics Corp.	3,034

1,618	HEICO Corp.	202

1,890	HEICO Corp., Class – A	184

3,473	Hexcel Corp.	285

1,291	Huntington Ingalls Industries, Inc.	273

11,036	L3Harris Technologies, Inc.	2,303

10,352	Lockheed Martin Corp.	4,038

809	Moog, Inc., Class – A	66

7,389	Northrop Grumman Corp.	2,769

13,398	Raytheon Co.	2,629

2,891	Spirit Aerosystems Holdings, Inc., Class – A	238

2,489	Teledyne Technologies, Inc. (a)	801

13,084	Textron, Inc.	641

16,093	The Boeing Co.	6,123

2,270	TransDigm Group, Inc.	1,182

2,055	Triumph Group, Inc.	47

46,634	United Technologies Corp.	6,366

		32,527

	Air Freight & Logistics — 0.50%

946	Atlas Air Worldwide Holdings, Inc. (a)	24

8,058	C.H. Robinson Worldwide, Inc.	683

9,288	Expeditors International of Washington, Inc.	690

13,752	FedEx Corp.	2,002

1,396	Hub Group, Inc., Class – A (a)	65

27,859	United Parcel Service, Inc., Class – B	3,338

3,408	XPO Logistics, Inc. (a)	244

		7,046

	Airlines — 0.39%

4,986	Alaska Air Group, Inc.	324

264	Allegiant Travel Co.	40

29,290	American Airlines Group, Inc.	790

1,503	Copa Holdings SA, Class – A	148

31,015	Delta Air Lines, Inc.	1,786

830	Hawaiian Holdings, Inc.	22

17,213	JetBlue Airways Corp. (a)	288

1,297	SkyWest, Inc.	74

19,214	Southwest Airlines Co.	1,038

11,819	United Continental Holdings, Inc. (a)	1,045

		5,555

	Auto Components — 0.22%

1,483	Adient PLC	34

14,080	Aptiv PLC	1,231

11,640	BorgWarner, Inc.	427

2,374	Cooper Tire & Rubber Co.	62

3,485	Dana Holding Corp.	50

698	Dorman Products, Inc. (a)	56

19,861	Gentex Corp.	547

15,931	Goodyear Tire & Rubber Co.	229

4,038	Lear Corp.	476

704	Visteon Corp. (a)	58

		3,170

	Automobiles — 0.57%

314,137	Ford Motor Co.	2,877

100,421	General Motors Co.	3,764

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Automobiles (continued)

11,275	Harley-Davidson, Inc.	$406

3,468	Tesla Motors, Inc. (a)	835

3,448	Thor Industries, Inc.	195

		8,077

	Banks — 5.89%

9,027	Associated Banc-Corp.	183

484,438	Bank of America Corp.	14,132

2,256	Bank of Hawaii Corp.	194

7,583	Bank OZK	207

4,061	BankUnited, Inc.	137

43,632	BB&T Corp.	2,329

1,552	BOK Financial Corp.	123

6,509	CIT Group, Inc.	295

129,878	Citigroup, Inc.	8,973

25,621	Citizens Financial Group, Inc.	906

8,220	Comerica, Inc.	542

6,080	Commerce Bancshares, Inc.	369

3,407	Cullen/Frost Bankers, Inc.	302

8,574	East West Bancorp, Inc.	380

42,196	Fifth Third Bancorp	1,155

365	First Citizens BancShares, Inc., Class - A	172

6,962	First Hawaiian, Inc.	186

18,518	First Horizon National Corp.	300

9,443	First Republic Bank	913

19,703	FNB Corp.	227

59,803	Huntington Bancshares, Inc.	853

182,863	JPMorgan Chase & Co.	21,522

58,256	KeyCorp	1,039

7,648	M&T Bank Corp.	1,208

6,700	PacWest Bancorp	243

24,121	People’s United Financial, Inc.	377

4,595	Pinnacle Financial Partners, Inc.	261

25,561	PNC Financial Services Group, Inc.	3,583

5,426	Popular, Inc.	293

4,026	Prosperity Bancshares, Inc.	284

58,205	Regions Financial Corp.	921

2,270	Signature Bank	271

11,617	Sterling Bancorp	233

25,260	SunTrust Banks, Inc.	1,738

2,891	SVB Financial Group (a)	604

8,806	Synovus Financial Corp.	315

8,471	TCF Financial Corp.	322

2,735	Texas Capital Bancshares, Inc. (a)	149

87,573	U.S. Bancorp	4,846

12,770	Umpqua Holdings Corp.	210

616	United Bankshares, Inc.	23

5,535	Webster Financial Corp.	259

228,360	Wells Fargo & Co.	11,519

5,570	Western Alliance Bancorp	257

3,179	Wintrust Financial Corp.	205

10,157	Zions Bancorp	452

		84,012

	Beverages — 1.83%

1,186	Brown-Forman Corp., Class – A	71

10,680	Brown-Forman Corp., Class – B	670

2,098	Coca-Cola European Partners PLC	116

9,918	Constellation Brands, Inc., Class – A	2,056

16,256	Keurig Dr Pepper, Inc.	444

9,949	Molson Coors Brewing Co., Class – B	572

12,064	Monster Beverage Corp. (a)	700

71,981	PepsiCo, Inc.	9,869

218	The Boston Beer Co., Inc., Class – A (a)	79

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Beverages (continued)

210,015	The Coca-Cola Co.	$11,434

		26,011

	Biotechnology — 1.57%

44,763	AbbVie, Inc.	3,390

2,224	Agios Pharmaceuticals, Inc. (a)	72

7,108	Alexion Pharmaceuticals, Inc. (a)	696

9,545	Alkermes PLC (a)	186

3,211	Alnylam Pharmaceuticals, Inc. (a)	258

16,472	Amgen, Inc.	3,188

9,149	Biogen Idec, Inc. (a)	2,130

4,415	BioMarin Pharmaceutical, Inc. (a)	298

3,213	Bluebird Bio, Inc. (a)	295

23,414	Celgene Corp. (a)	2,325

3,156	Exact Sciences Corp. (a)	285

13,759	Exelixis, Inc. (a)	243

81,681	Gilead Sciences, Inc.	5,178

5,383	Incyte Corp. (a)	400

3,170	Ionis Pharmaceuticals, Inc. (a)	190

4,434	Moderna, Inc. (a)	71

3,297	Myriad Genetics, Inc. (a)	94

2,240	Neurocrine Biosciences, Inc. (a)	202

4,103	Regeneron Pharmaceuticals, Inc. (a)	1,138

1,248	Sage Therapeutics, Inc. (a)	175

1,745	Sarepta Therapeutics, Inc. (a)	131

2,706	Seattle Genetics, Inc. (a)	231

3,287	United Therapeutics Corp. (a)	262

6,324	Vertex Pharmaceuticals, Inc. (a)	1,071

		22,509

	Building Products — 0.37%

8,332	A.O. Smith Corp.	398

3,106	Allegion PLC	322

2,218	Armstrong World Industries, Inc.	214

7,099	Fortune Brands Home & Security, Inc.	388

49,364	Johnson Controls International PLC	2,167

1,671	Lennox International, Inc.	406

20,123	Masco Corp.	839

541	Masonite International Corp. (a)	31

6,859	Owens Corning, Inc.	433

5,778	Resideo Technologies, Inc. (a)	83

1,450	Universal Forest Products, Inc.	58

		5,339

	Capital Markets — 2.66%

3,300	Affiliated Managers Group, Inc.	275

6,915	Ameriprise Financial, Inc.	1,017

48,167	Bank of New York Mellon Corp.	2,178

12,203	BGC Partners, Inc., Class – A	67

6,763	BlackRock, Inc., Class – A	3,014

5,507	CBOE Holdings, Inc.	633

23,978	CME Group, Inc.	5,068

411	Cohen & Steers, Inc.	23

12,522	E*Trade Financial Corp.	547

6,730	Eaton Vance Corp.	302

2,284	Evercore Partners, Inc., Class – A	183

1,393	FactSet Research Systems, Inc.	338

1,798	Federated Investors, Inc., Class – B	58

23,785	Franklin Resources, Inc.	686

19,597	Goldman Sachs Group, Inc.	4,061

3,808	Interactive Brokers Group, Inc., Class – A	205

29,823	Intercontinental Exchange Group, Inc.	2,752

24,425	Invesco Ltd.	414

10,018	Janus Henderson Group PLC	225

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

4,536	Lazard Ltd., Class – A	$159

6,518	Legg Mason, Inc.	249

4,711	LPL Financial Holdings, Inc.	386

1,169	MarketAxess Holdings, Inc.	383

5,048	Moody’s Corp.	1,034

68,389	Morgan Stanley	2,918

987	Morningstar, Inc.	144

3,071	MSCI, Inc. Common	669

11,510	Northern Trust Corp.	1,074

6,119	Raymond James Financial, Inc.	505

7,789	S&P Global, Inc.	1,908

6,782	SEI Investments Co.	402

21,433	State Street Corp.	1,269

13,114	T. Rowe Price Group, Inc.	1,498

7,908	TD Ameritrade Holding Corp.	369

44,616	The Charles Schwab Corp.	1,866

7,864	The Nasdaq OMX Group, Inc.	781

1,512	Virtu Financial, Inc., Class – A	25

5,143	Waddell & Reed Financial, Inc., Class – A	88

		37,773

	Chemicals — 2.14%

12,385	Air Products & Chemicals, Inc.	2,748

6,196	Albemarle Corp.	431

3,749	Ashland Global Holdings, Inc.	289

11,359	Axalta Coating Systems Ltd. (a)	342

2,994	Cabot Corp.	136

7,793	Celanese Corp., Series A	953

13,717	CF Industries Holdings, Inc.	675

42,661	Corteva, Inc.	1,195

42,710	Dow, Inc.	2,035

42,812	DuPont de Nemours, Inc.	3,052

7,751	Eastman Chemical Co.	572

9,218	Ecolab, Inc.	1,826

7,710	Element Solutions, Inc. (a)	78

7,943	FMC Corp.	696

12,966	Huntsman Corp.	302

426	Innospec, Inc.	38

6,925	International Flavors & Fragrances, Inc.	850

33,416	Linde PLC	6,474

27,846	LyondellBasell Industries N.V., Class – A	2,491

358	NewMarket Corp.	169

8,999	Olin Corp.	168

1,581	PolyOne Corp.	52

13,610	PPG Industries, Inc.	1,613

7,558	RPM International, Inc.	520

849	Sensient Technologies Corp.	58

7,815	The Chemours Co.	117

30,359	The Mosaic Co.	622

2,119	The Scotts Miracle-Gro Co.	216

2,334	The Sherwin-Williams Co.	1,283

11,754	Valvoline, Inc.	259

2,622	W.R. Grace & Co.	175

2,479	Westlake Chemical Corp.	162

		30,597

	Commercial Services & Supplies — 0.49%

1,852	ABM Industries, Inc.	67

4,065	ADT, Inc.	25

1,004	Advanced Disposal Services, Inc. (a)	33

541	Brady Corp., Class – A	29

3,655	Cintas Corp.	980

3,316	Clean Harbors, Inc. (a)	256

8,929	Copart, Inc. (a)	717

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies (continued)

3,098	Covanta Holding Corp.	$54

851	Deluxe Corp.	42

833	Healthcare Services Group, Inc.	20

1,326	Herman Miller, Inc.	61

909	HNI Corp.	32

3,836	IAA, Inc. (a)	160

6,550	KAR Auction Services, Inc.	161

317	MSA Safety, Inc.	35

9,139	Pitney Bowes, Inc.	42

14,873	Republic Services, Inc., Class – A	1,287

5,135	Rollins, Inc.	175

2,916	Steelcase, Inc., Class – A	54

6,584	Stericycle, Inc. (a)	335

274	Tetra Tech, Inc.	24

263	The Brink’s Co.	22

1,742	Waste Connections, Inc.	160

19,067	Waste Management, Inc.	2,192

		6,963

	Communications Equipment — 0.71%

3,249	ADTRAN, Inc.	37

1,464	Arista Networks, Inc. (a)	350

10,194	Ciena Corp. (a)	400

106,921	Cisco Systems, Inc.	5,282

9,667	Commscope Holding, Inc. (a)	114

2,353	EchoStar Corp., Class – A (a)	93

1,780	F5 Networks, Inc. (a)	250

24,302	Juniper Networks, Inc.	601

12,471	Motorola Solutions, Inc.	2,125

1,718	NetScout Systems, Inc. (a)	40

2,275	Palo Alto Networks, Inc. (a)	464

576	Plantronics, Inc.	21

593	Ubiquiti, Inc.	70

3,618	ViaSat, Inc. (a)	273

		10,120

	Construction & Engineering — 0.16%

11,488	AECOM Technology Corp. (a)	431

638	Arcosa, Inc.	22

256	EMCOR Group, Inc.	22

13,084	Fluor Corp.	250

9,701	Jacobs Engineering Group, Inc.	888

7,472	KBR, Inc.	183

337	MasTec, Inc. (a)	22

9,300	Quanta Services, Inc.	352

1,878	Tutor Perini Corp. (a)	27

1,034	Valmont Industries, Inc.	143

		2,340

	Construction Materials — 0.12%

1,531	Eagle Materials, Inc., Class – A	138

3,238	Martin Marietta Materials, Inc.	887

4,250	Vulcan Materials Co.	643

		1,668

	Consumer Finance — 0.79%

32,920	Ally Financial, Inc.	1,092

29,511	American Express Co.	3,490

31,117	Capital One Financial Corp.	2,831

298	Credit Acceptance Corp. (a)	137

17,805	Discover Financial Services	1,444

314	FirstCash, Inc.	29

17,931	Navient Corp.	230

360	Nelnet, Inc., Class – A	23

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Consumer Finance (continued)

3,469	OneMain Holdings, Inc.	$127

1,073	PRA Group, Inc. (a)	36

9,936	Santander Consumer USA Holdings, Inc.	253

26,298	SLM Corp.	232

34,989	Synchrony Financial	1,193

452	World Acceptance Corp. (a)	58

		11,175

	Containers & Packaging — 0.42%

4,160	AptarGroup, Inc.	493

891	Ardagh Group SA	14

3,104	Avery Dennison Corp.	353

10,476	Ball Corp.	762

6,049	Berry Plastics Group, Inc. (a)	238

7,203	Crown Holdings, Inc. (a)	476

21,729	Graphic Packaging Holding Co.	321

602	Greif, Inc., Class – A	23

22,827	International Paper Co.	954

7,176	Owens-Illinois, Inc.	74

5,412	Packaging Corporation of America	573

11,087	Sealed Air Corp.	460

6,764	Silgan Holdings	203

8,773	Sonoco Products Co.	511

14,338	WestRock Co.	523

		5,978

	Distributors — 0.13%

1,773	Core-Mark Holding Co., Inc.	57

10,094	Genuine Parts Co.	1,006

16,243	LKQ Corp. (a)	511

1,693	Pool Corp.	341

		1,915

	Diversified Consumer Services — 0.19%

1,813	Adtalem Global Education, Inc. (a)	69

2,107	Bright Horizons Family Solutions, Inc. (a)	321

4,728	Frontdoor, Inc. (a)	230

401	Graham Holdings Co.	266

2,915	Grand Canyon Education, Inc. (a)	286

17,221	H&R Block, Inc.	407

3,068	Houghton Mifflin Harcourt Co. (a)	16

1,512	Regis Corp. (a)	31

10,109	Service Corporation International	483

8,768	ServiceMaster Global Holdings, Inc. (a)	491

728	Sotheby’s (a)	41

		2,641

	Diversified Financial Services — 1.74%

17,375	AXA Equitable Holdings, Inc.	385

112,462	Berkshire Hathaway, Inc., Class – B (a)	23,395

738	Cannae Holdings, Inc. (a)	20

17,139	Jefferies Financial Group, Inc.	315

11,122	Voya Financial, Inc.	605

		24,720

	Diversified Telecommunication Services — 2.87%

515,146	AT&T, Inc.	19,493

86,615	CenturyLink, Inc.	1,081

332,369	Verizon Communications, Inc.	20,062

5,599	Zayo Group Holdings, Inc. (a)	190

		40,826

	Electric Utilities — 2.57%

341	ALLETE, Inc.	30

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electric Utilities (continued)

14,673	Alliant Energy Corp.	$791

30,098	American Electric Power, Inc.	2,820

4,236	Avangrid, Inc.	221

44,636	Duke Energy Corp.	4,279

21,853	Edison International	1,648

13,509	Entergy Corp.	1,585

14,409	Evergy, Inc.	959

19,722	Eversource Energy	1,686

71,091	Exelon Corp.	3,434

34,585	FirstEnergy Corp.	1,668

8,862	Hawaiian Electric Industries, Inc.	404

3,332	IDACORP, Inc.	375

29,447	NextEra Energy, Inc.	6,861

12,703	OGE Energy Corp.	576

31,353	PG&E Corp. (a)	314

7,074	Pinnacle West Capital Corp.	687

590	PNM Resources, Inc.	31

567	Portland General Electric Co.	32

49,146	PPL Corp.	1,548

73,173	The Southern Co.	4,520

31,650	Xcel Energy, Inc.	2,054

		36,523

	Electrical Equipment — 0.53%

2,256	Acuity Brands, Inc.	304

8,089	AMETEK, Inc.	743

24,375	Eaton Corp. PLC	2,027

38,965	Emerson Electric Co.	2,605

411	Encore Wire Corp.	23

1,082	Generac Holdings, Inc. (a)	85

2,967	GrafTech International Ltd.	38

2,679	Hubbell, Inc.	352

9,697	nVent Electric PLC	214

2,335	Regal-Beloit Corp.	170

3,695	Rockwell Automation, Inc.	609

7,087	Sensata Technologies Holding PLC (a)	354

		7,524

	Electronic Equipment, Instruments & Components — 0.61%

7,193	Amphenol Corp., Class – A	694

852	Anixter International, Inc. (a)	59

6,508	Arrow Electronics, Inc. (a)	485

9,888	Avnet, Inc.	440

2,169	Benchmark Electronics, Inc.	63

5,494	CDW Corporation of Delaware	677

4,063	Cognex Corp.	200

1,333	Coherent, Inc. (a)	205

64,089	Corning, Inc.	1,827

4,096	Dolby Laboratories, Inc., Class – A	265

8,576	FLIR Systems, Inc.	451

1,457	Insight Enterprises, Inc. (a)	81

1,972	IPG Photonics Corp. (a)	267

10,424	Jabil Circuit, Inc.	373

5,687	Keysight Technologies, Inc. (a)	553

1,455	Littelfuse, Inc.	258

7,586	National Instruments Corp.	319

891	Plexus Corp. (a)	56

2,012	Sanmina Corp. (a)	65

718	ScanSource, Inc. (a)	22

2,848	SYNNEX Corp.	322

1,096	Tech Data Corp. (a)	114

12,943	Trimble Navigation Ltd. (a)	502

3,541	Vishay Intertechnology, Inc.	60

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

1,606	Zebra Technologies Corp., Class – A (a)	$331

		8,689

	Energy Equipment & Services — 0.43%

3,220	Apergy Corp. (a)	87

2,058	Archrock, Inc. Com	21

36,810	Baker Hughes, Inc.	853

1,815	Dril-Quip, Inc. (a)	91

50,539	Halliburton Co.	952

2,481	Helix Energy Solutions Group, Inc. (a)	20

7,137	Helmerich & Payne, Inc.	286

12,220	Nabors Industries Ltd.	23

31,399	National Oilwell Varco, Inc.	666

7,351	Oceaneering International, Inc. (a)	100

2,747	Oil States International, Inc. (a)	37

13,421	Patterson-UTI Energy, Inc.	115

79,091	Schlumberger Ltd.	2,702

39,349	Transocean Ltd. (a)	176

2,504	Valaris PLC	12

		6,141

	Entertainment — 1.86%

41,901	Activision Blizzard, Inc.	2,217

1,895	AMC Entertainment Holdings, Inc., Class – A	20

8,816	Cinemark Holdings, Inc.	341

8,460	Electronic Arts, Inc. (a)	828

1,319	Liberty Media Group, Class – A (a)	52

12,272	Liberty Media Group, Class – C (a)	510

2,570	Lions Gate Entertainment Corp., Class – A (a)	24

5,804	Lions Gate Entertainment Corp., Class – B (a)	50

4,088	Live Nation Entertainment, Inc. (a)	271

10,504	Netflix, Inc. (a)	2,812

2,914	Spotify Technology SA (a)	332

4,832	Take-Two Interactive Software, Inc. (a)	606

1,242	The Madison Square Garden Co., Class – A (a)	327

128,797	The Walt Disney Co.	16,786

432	Viacom, Inc., Class – A	11

37,640	Viacom, Inc., Class – B	904

1,239	World Wrestling Entertainment, Inc., Class – A	88

49,570	Zynga, Inc. (a)	288

		26,467

	Equity Real Estate Investment Trusts — 4.49%

1,018	Acadia Realty Trust	29

7,648	Alexandria Real Estate Equities, Inc.	1,178

10,953	American Campus Communities, Inc.	527

13,380	American Homes 4 Rent, Class – A	346

14,218	American Tower Corp.	3,143

5,100	Americold Realty Trust	189

10,496	Apartment Investment & Management Co.	547

16,115	Apple Hospitality REIT, Inc.	267

9,598	AvalonBay Communities, Inc.	2,067

10,847	Boston Properties, Inc.	1,406

10,739	Brandywine Realty Trust	163

25,605	Brixmor Property Group, Inc.	520

1,828	Brookfield Property REIT, Inc., Class – A	37

6,740	Camden Property Trust	748

37,230	Colony Capital, Inc.	224

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

8,836	Columbia Property Trust, Inc.	$187

3,977	CoreCivic, Inc.	69

1,279	Coresite Realty Corp.	156

8,186	Corporate Office Properties Trust	244

8,730	Cousins Properties, Inc.	328

13,872	Crown Castle International Corp.	1,928

14,046	CubeSmart	490

7,480	CyrusOne, Inc.	592

14,159	Digital Realty Trust, Inc.	1,838

10,728	Douglas Emmett, Inc.	459

25,897	Duke Realty Corp.	880

314	EastGroup Properties, Inc.	39

6,939	Empire State Realty Trust, Inc., Class – A	99

5,707	EPR Properties	439

2,622	Equinix, Inc.	1,512

9,323	Equity Commonwealth	319

2,877	Equity Lifestyle Properties, Inc.	384

28,910	Equity Residential	2,494

4,414	Essex Property Trust, Inc.	1,442

5,226	Extra Space Storage, Inc.	611

5,125	Federal Realty Investment Trust	698

1,090	First Industrial Realty Trust, Inc.	43

14,128	Gaming & Leisure Properties, Inc.	540

37,237	HCP, Inc.	1,327

1,918	Healthcare Realty Trust, Inc.	64

15,238	Healthcare Trust of America, Inc., Class – A	448

7,295	Highwoods Properties, Inc.	328

42,114	Host Hotels & Resorts, Inc.	728

11,106	Hudson Pacific Property, Inc.	372

28,630	Invitation Homes, Inc.	848

18,723	Iron Mountain, Inc.	606

8,305	JBG SMITH Properties	326

6,486	Kilroy Realty Corp.	505

30,603	Kimco Realty Corp.	639

2,784	Kite Realty Group Trust	45

4,002	Lamar Advertising Co., Class – A	328

5,006	Lexington Realty Trust	51

11,458	Liberty Property Trust	588

3,453	Life Storage, Inc.	364

2,575	Mack-Cali Realty Corp.	56

32,509	Medical Properties Trust, Inc.	636

1,009	MGM Growth Properties LLC, Class – A	30

7,545	Mid-America Apartment Communities, Inc.	981

483	National Health Investors, Inc.	40

11,414	National Retail Properties, Inc.	644

16,233	OMEGA Healthcare Investors, Inc.	678

13,158	Outfront Media, Inc.	366

14,591	Paramount Group, Inc.	195

16,004	Parks Hotels & Resorts, Inc.	400

2,758	Physicians Realty Trust	49

3,776	Piedmont Office Realty Trust, Inc., Class – A	79

42,019	Prologis, Inc.	3,580

353	PS Business Parks, Inc.	64

6,723	Public Storage	1,649

9,948	Rayonier, Inc.	281

21,437	Realty Income Corp.	1,644

11,613	Regency Centers Corp.	807

1,583	Retail Opportunity Investments Corp.	29

16,358	Retail Properties of America, Inc., Class – A	202

1,307	RLJ Lodging Trust	22

518	Ryman Hospitality Properties, Inc.	42

2,982	Sabra Healthcare REIT, Inc.	68

3,471	SBA Communications Corp.	837

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

10,427	Senior Housing Properties Trust	$97

13,778	Service Properties Trust	355

12,428	Simon Property Group, Inc.	1,934

13,284	SITE Centers Corp.	201

6,050	SL Green Realty Corp.	495

7,542	Spirit Realty Capital, Inc.	361

1,060	STAG Industrial, Inc.	31

14,829	Store Capital Corp.	555

5,162	Sun Communities, Inc.	766

1,794	Tanger Factory Outlet Centers, Inc.	28

3,763	Taubman Centers, Inc.	154

10,739	The Macerich Co.	339

19,690	UDR, Inc.	955

27,250	Ventas, Inc.	1,990

75,440	VEREIT, Inc.	738

28,270	VICI Properties, Inc.	640

11,600	Vornado Realty Trust	739

11,034	Washington Prime Group, Inc.	46

1,280	Washington Real Estate Investment Trust	35

9,549	Weingarten Realty Investors	278

29,860	Welltower, Inc.	2,707

46,050	Weyerhaeuser Co.	1,276

11,971	WP Carey, Inc.	1,071

2,747	Xenia Hotels & Resorts, Inc.	58

		63,977

	Food & Staples Retailing — 2.06%

3,296	Casey’s General Stores, Inc.	531

20,780	Costco Wholesale Corp.	5,987

321	Grocery Outlet Holding Corp. (a)	11

559	Ingles Markets, Inc., Class – A	22

3,269	Performance Food Group Co. (a)	150

6,404	Sprouts Farmers Market, Inc. (a)	124

21,985	Sysco Corp.	1,746

776	The Andersons, Inc.	17

92,111	The Kroger Co.	2,375

3,083	United Natural Foods, Inc. (a)	36

17,180	US Foods Holding Corp. (a)	706

46,061	Walgreens Boots Alliance, Inc.	2,548

126,653	Wal-Mart Stores, Inc.	15,031

562	Weis Markets, Inc.	21

		29,305

	Food Products — 1.59%

49,706	Archer-Daniels-Midland Co.	2,041

808	Beyond Meat, Inc. (a)	120

17,015	Bunge Ltd.	963

1,355	Cal-Maine Foods, Inc.	54

10,543	Campbell Soup Co.	495

32,441	ConAgra Foods, Inc.	995

1,119	Darling Ingredients, Inc. (a)	21

16,768	Flowers Foods, Inc.	388

1,719	Fresh Del Monte Produce, Inc.	59

49,032	General Mills, Inc.	2,703

6,799	Hershey Co.	1,054

20,500	Hormel Foods Corp.	896

4,625	Ingredion, Inc.	378

198	J&J Snack Foods Corp.	38

15,685	Kellogg Co.	1,009

8,063	Lamb Weston Holding, Inc.	586

652	Lancaster Colony Corp.	90

6,210	McCormick & Company, Inc.	971

87,159	Mondelez International, Inc., Class – A	4,822

1,013	Nomad Foods Ltd. (a)	21

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Food Products (continued)

3,084	Pilgrim’s Pride Corp. (a)	$99

3,285	Post Holdings, Inc. (a)	348

1,405	Sanderson Farms, Inc.	213

14	Seaboard Corp.	61

4,526	The Hain Celestial Group, Inc. (a)	97

8,758	The J.M. Smucker Co.	964

35,892	The Kraft Heinz Co.	1,003

3,917	TreeHouse Foods, Inc. (a)	217

22,702	Tyson Foods, Inc., Class – A	1,956

		22,662

	Gas Utilities — 0.13%

7,402	Atmos Energy Corp.	844

5,061	National Fuel Gas Co.	237

560	New Jersey Resources Corp.	25

327	One Gas, Inc.	31

244	Southwest Gas Corp.	22

251	Spire, Inc.	22

12,334	UGI Corp.	620

		1,801

	Health Care Equipment & Supplies — 3.10%

81,956	Abbott Laboratories	6,858

1,096	Abiomed, Inc. (a)	195

1,953	Align Technology, Inc. (a)	353

27,144	Baxter International, Inc.	2,374

15,792	Becton, Dickinson & Co.	3,995

39,553	Boston Scientific Corp. (a)	1,609

1,343	Cantel Medical Corp.	100

42,124	Danaher Corp.	6,084

15,230	Dentsply Sirona, Inc.	812

2,237	Dexcom, Inc. (a)	334

6,065	Edwards Lifesciences Corp. (a)	1,334

3,015	Hill-Rom Holdings, Inc.	317

9,737	Hologic, Inc. (a)	492

965	ICU Medical, Inc. (a)	154

2,096	IDEXX Laboratories, Inc. (a)	570

1,472	Insulet Corp. (a)	243

4,333	Integra LifeSciences Holdings Corp. (a)	260

3,142	Intuitive Surgical, Inc. (a)	1,696

1,721	Masimo Corp. (a)	256

77,147	Medtronic PLC	8,380

852	Penumbra, Inc. (a)	115

5,129	ResMed, Inc.	693

4,649	STERIS PLC	672

10,224	Stryker Corp.	2,211

1,522	Teleflex, Inc.	517

3,111	The Cooper Companies, Inc.	924

2,492	Varian Medical Systems, Inc. (a)	297

2,664	West Pharmaceutical Services, Inc.	378

12,466	Zimmer Holdings, Inc.	1,711

		43,934

	Health Care Providers & Services — 2.31%

4,801	Acadia Healthcare Company, Inc. (a)	149

4,457	AmerisourceBergen Corp.	367

14,694	Anthem, Inc.	3,528

8,572	Brookdale Senior Living, Inc. (a)	65

22,541	Cardinal Health, Inc.	1,064

12,381	Centene Corp. (a)	536

804	Chemed Corp.	336

18,051	Cigna Corp.	2,740

6,236	Covetrus, Inc. (a)	74

125,673	CVS Caremark Corp.	7,925

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

9,001	DaVita Healthcare Partners, Inc. (a)	$514

5,200	Encompass Health Corp.	329

859	Guardant Health, Inc. (a)	55

13,123	HCA Holdings, Inc.	1,580

10,295	Henry Schein, Inc. (a)	654

8,025	Humana, Inc.	2,052

6,255	Laboratory Corporation of America Holdings (a)	1,051

1,167	Magellan Health Services, Inc. (a)	72

12,797	McKesson Corp.	1,749

6,021	MEDNAX, Inc. (a)	136

2,013	Molina Heathcare, Inc. (a)	221

2,938	Patterson Companies, Inc.	52

3,550	Premier, Inc., Class – A (a)	103

9,818	Quest Diagnostics, Inc.	1,051

2,776	Select Medical Holdings Corp. (a)	46

7,767	Tenet Healthcare Corp. (a)	172

23,491	UnitedHealth Group, Inc.	5,105

4,946	Universal Health Services, Inc., Class – B	736

1,397	WellCare Health Plans, Inc. (a)	362

		32,824

	Health Care Technology — 0.09%

9,632	Cerner Corp.	656

1,000	Change Healthcare, Inc. (a)	12

1,618	Medidata Solutions, Inc. (a)	148

3,142	Veeva Systems, Inc. (a)	480

		1,296

	Hotels, Restaurants & Leisure — 2.28%

16,514	Aramark	720

2,713	Bloomin’ Brands, Inc.	51

5,670	Brinker International, Inc.	242

35,821	Caesars Entertainment Corp. (a)	418

22,900	Carnival Corp., Class – A	1,001

1,249	Chipotle Mexican Grill, Inc. (a)	1,050

1,344	Choice Hotels International, Inc.	120

381	Churchill Downs, Inc.	47

879	Cracker Barrel Old Country Store, Inc.	143

5,496	Darden Restaurants, Inc.	650

1,714	Domino’s Pizza, Inc.	419

3,799	Dunkin’ Brands Group, Inc.	301

11,726	Extended Stay America, Inc.	172

3,949	Hilton Grand Vacations (a)	126

8,863	Hilton Worldwide Holdings, Inc.	825

1,908	Hyatt Hotels Corp., Class – A	141

4,519	International Game Technology PLC	64

1,145	Jack in the Box, Inc.	104

17,194	Las Vegas Sands Corp.	993

7,267	Marriott International, Inc., Class – A	904

374	Marriott Vacations Worldwide Corp.	39

57,714	McDonald’s Corp.	12,392

29,808	MGM Resorts International	826

10,846	Norwegian Cruise Line Holdings Ltd. (a)	561

2,247	Planet Fitness, Inc., Class – A (a)	130

9,864	Royal Caribbean Cruises Ltd.	1,069

4,300	SeaWorld Entertainment, Inc. (a)	113

6,700	Six Flags Entertainment Corp.	340

48,837	Starbucks Corp.	4,318

451	Texas Roadhouse, Inc., Class – A	24

3,111	The Cheesecake Factory, Inc.	130

18,218	The Wendy’s Co.	364

1,345	Vail Resorts, Inc.	306

4,803	Wyndham Hotels & Resorts, Inc.	249

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hotels, Restaurants & Leisure (continued)

7,667	Wyndham Worldwide Corp.	$353

3,156	Wynn Resorts Ltd.	343

11,115	Yum China Holdings, Inc.	505

15,527	YUM! Brands, Inc.	1,761

		32,314

	Household Durables — 0.48%

20,466	D.R. Horton, Inc.	1,078

8,208	Garmin Ltd.	695

140	Helen of Troy Ltd. (a)	22

936	KB Home	32

1,766	La-Z-Boy, Inc.	59

10,141	Leggett & Platt, Inc.	415

13,354	Lennar Corp., Class – A	745

382	Lennar Corp., Class – B	17

1,997	MDC Holdings, Inc.	86

1,307	Meritage Homes Corp. (a)	92

3,341	Mohawk Industries, Inc. (a)	415

24,223	Newell Rubbermaid, Inc.	453

155	NVR, Inc. (a)	576

17,743	PulteGroup, Inc.	649

2,031	Roku, Inc. (a)	207

2,375	Taylor Morrison Home Corp., Class – A (a)	62

2,063	Tempur Sealy International, Inc. (a)	159

8,978	Toll Brothers, Inc.	369

4,513	Whirlpool Corp.	715

		6,846

	Household Products — 2.31%

11,460	Church & Dwight Co., Inc.	862

63,133	Colgate-Palmolive Co.	4,641

3,436	Energizer Holdings, Inc.	150

25,784	Kimberly-Clark Corp.	3,663

2,544	Spectrum Brands Holdings, Inc.	134

5,780	The Clorox Co.	878

181,494	The Procter & Gamble Co.	22,574

		32,902

	Independent Power and Renewable Electricity Producers — 0.18%

14,581	NRG Energy, Inc., Class – C	577

63,700	The AES Corp.	1,041

34,499	Vistra Energy Corp.	922

		2,540

	Industrial Conglomerates — 1.10%

23,037	3M Co.	3,787

1,973	Carlisle Companies, Inc.	287

494,696	General Electric Co.	4,423

29,878	Honeywell International, Inc.	5,055

5,712	Roper Industries, Inc.	2,037

		15,589

	Insurance — 3.63%

58,251	Aflac, Inc.	3,048

1,016	Alleghany Corp. (a)	811

27,464	Allstate Corp.	2,985

1,399	Ambac Financial Group, Inc. (a)	27

5,110	American Financial Group, Inc.	551

76,183	American International Group, Inc.	4,242

718	American National Insurance Co.	89

8,433	Aon PLC	1,632

20,292	Arch Capital Group Ltd. (a)	853

11,618	Arthur J. Gallagher & Co.	1,041

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

5,480	Assurant, Inc.	$689

5,767	Assured Guaranty Ltd.	256

6,641	Athene Holding Ltd. (a)	279

4,696	AXIS Capital Holdings Ltd.	313

8,046	Brighthouse Financial, Inc. (a)	326

16,980	Brown & Brown, Inc.	612

32,695	Chubb Ltd.	5,278

11,356	Cincinnati Financial Corp.	1,325

1,996	CNA Financial Corp.	98

3,314	CNO Financial Group, Inc.	52

1,368	Erie Indemnity Co., Class – A	254

1,956	Everest Re Group Ltd.	521

8,517	First American Financial Corp.	503

18,565	FNF Group	824

21,244	Genworth Financial, Inc., Class – A (a)	93

6,352	Globe Life, Inc.	608

2,995	Hanover Insurance Group, Inc.	406

22,102	Hartford Financial Services Group, Inc.	1,340

4,410	Kemper Corp.	344

13,274	Lincoln National Corp.	801

21,653	Loews Corp.	1,115

854	Markel Corp. (a)	1,009

23,674	Marsh & McLennan Companies, Inc.	2,369

4,878	MBIA, Inc. (a)	45

2,464	Mercury General Corp.	138

52,959	MetLife, Inc.	2,498

20,534	Old Republic International Corp.	484

1,524	Primerica, Inc.	194

16,017	Principal Financial Group, Inc.	915

1,754	ProAssurance Corp.	71

23,399	Prudential Financial, Inc.	2,105

3,888	Reinsurance Group of America	622

1,915	RenaissanceRe Holdings Ltd.	370

304	RLI Corp.	28

422	Selective Insurance Group, Inc.	32

652	Stewart Information Services Corp.	25

35,891	The Progressive Corp.	2,773

23,365	The Travelers Companies, Inc.	3,474

12,531	Unum Group	372

10,705	W.R. Berkley Corp.	773

300	White Mountains Insurance Group Ltd.	324

8,499	Willis Towers Watson PLC	1,640

		51,577

	Interactive Media & Services — 2.30%

7,452	Alphabet, Inc., Class – A (a)	9,100

7,564	Alphabet, Inc., Class – C (a)	9,221

68,783	Facebook, Inc., Class – A (a)	12,248

3,287	InterActive Corp. (a)	716

1,530	Match Group, Inc.	109

3,330	Snap, Inc., Class – A (a)	53

3,204	TripAdvisor, Inc. (a)	124

22,270	Twitter, Inc. (a)	918

2,628	Zillow Group, Inc., Class – A (a)	78

7,426	Zillow Group, Inc., Class – C (a)	221

		32,788

	Internet & Direct Marketing Retail — 1.58%

10,294	Amazon.com, Inc. (a)	17,869

1,098	Booking Holdings, Inc. (a)	2,155

26,341	eBay, Inc.	1,027

2,959	Etsy, Inc. (a)	167

4,546	Expedia, Inc.	611

2,262	GrubHub, Inc. (a)	127

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Internet & Direct Marketing Retail (continued)

27,402	Qurate Retail, Inc. (a)	$283

1,523	Wayfair, Inc., Class – A (a)	171

		22,410

	IT Services — 4.00%

21,190	Accenture PLC, Class – A	4,076

4,946	Akamai Technologies, Inc. (a)	452

2,465	Alliance Data Systems Corp.	316

9,759	Amdocs Ltd.	645

13,450	Automatic Data Processing, Inc.	2,171

3,919	Black Knight, Inc. (a)	239

8,831	Booz Allen Hamilton Holding Corp.	627

3,704	Broadridge Financial Solutions, Inc.	461

2,290	CACI International, Inc., Class – A (a)	530

30,394	Cognizant Technology Solutions Corp.	1,832

5,992	Conduent, Inc. (a)	37

4,853	CoreLogic, Inc. (a)	225

14,872	DXC Technology Co.	439

1,524	EPAM Systems, Inc. (a)	278

1,556	Euronet Worldwide, Inc. (a)	228

25,997	Fidelity National Information Services, Inc.	3,451

19,043	Fiserv, Inc. (a)	1,973

2,531	FleetCor Technologies, Inc. (a)	726

2,581	Gartner Group, Inc. (a)	369

8,921	Genpact Ltd.	346

9,427	Global Payments, Inc.	1,499

4,346	GoDaddy, Inc., Class – A (a)	287

62,971	International Business Machines Corp.	9,157

3,344	Jack Henry & Associates, Inc.	488

8,253	Leidos Holdings, Inc.	709

812	ManTech International Corp., Class – A	58

29,120	MasterCard, Inc., Class – A	7,908

570	MAXIMUS, Inc.	44

954	MongoDB, Inc. (a)	115

2,524	Okta, Inc. (a)	249

12,930	Paychex, Inc.	1,070

33,895	PayPal Holdings, Inc. (a)	3,511

838	Perspecta, Inc.	22

16,328	Sabre Corp.	366

691	Science Applications International Corp.	60

8,214	Square, Inc., Class – A (a)	509

260	Switch, Inc., Class – A	4

730	Sykes Enterprises, Inc. (a)	22

4,628	Teradata Corp. (a)	143

2,849	Twilio, Inc., Class – A (a)	313

4,786	VeriSign, Inc. (a)	903

53,759	Visa, Inc., Class – A	9,246

26,206	Western Union Co.	607

1,065	WEX, Inc. (a)	215

		56,926

	Leisure Products — 0.09%

5,234	Brunswick Corp.	273

4,338	Hasbro, Inc.	516

25,324	Mattel, Inc. (a)	288

1,752	Polaris Industries, Inc.	154

845	Sturm, Ruger & Co., Inc.	35

		1,266

	Life Sciences Tools & Services — 0.81%

350	Adaptive Biotechnologies (a)	11

16,856	Agilent Technologies, Inc.	1,292

2,856	Avantor, Inc. (a)	42

1,378	Bio-Rad Laboratories, Inc., Class – A (a)	459

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Life Sciences Tools & Services (continued)

929	Bio-Techne Corp.	$182

4,208	Bruker Biosciences Corp.	185

1,195	Charles River Laboratories International, Inc. (a)	158

3,618	Illumina, Inc. (a)	1,101

9,120	IQVIA Holdings, Inc. (a)	1,361

874	Mettler-Toledo International, Inc. (a)	616

5,497	PerkinElmer, Inc.	468

1,566	PRA Health Sciences, Inc. (a)	155

12,491	Qiagen N.V. (a)	412

574	Syneos Health, Inc. (a)	31

15,728	Thermo Electron Corp.	4,580

1,849	Waters Corp. (a)	413

		11,466

	Machinery — 1.77%

912	Actuant Corp., Class – A	20

4,959	AGCO Corp.	375

5,306	Allison Transmission Holdings, Inc.	250

30,018	Caterpillar, Inc.	3,791

5,025	Colfax Corp. (a)	146

3,579	Crane Co.	289

11,111	Cummins, Inc.	1,807

19,011	Deere & Co.	3,206

5,080	Donaldson Company, Inc.	265

6,793	Dover Corp.	676

6,857	Flowserve Corp.	320

15,608	Fortive Corp.	1,070

697	Franklin Electric Co., Inc.	33

8,302	Gardner Denver Holdings, Inc. (a)	235

1,724	Gates Industrial Corp. PLC (a)	17

5,141	Graco, Inc.	237

387	Hyster-Yale Materials Handling, Inc., Class – A	21

3,575	IDEX Corp.	586

11,814	Illinois Tool Works, Inc.	1,849

7,290	Ingersoll-Rand PLC	898

6,333	ITT, Inc.	388

2,784	Lincoln Electric Holdings, Inc.	242

1,167	Mueller Industries, Inc.	33

2,126	Nordson, Inc.	311

4,153	Oshkosh Corp.	315

20,603	PACCAR, Inc.	1,442

7,826	Parker Hannifin Corp.	1,413

9,755	Pentair PLC	369

3,217	Snap-on, Inc.	504

684	SPX FLOW, Inc. (a)	27

8,720	Stanley Black & Decker, Inc.	1,259

3,125	Terex Corp.	81

2,153	The Greenbrier Companies, Inc.	65

1,373	The Middleby Corp. (a)	161

5,909	The Timken Co.	257

4,648	The Toro Co.	341

7,152	Trinity Industries, Inc.	141

2,240	Wabash National Corp.	33

2,461	WABCO Holdings, Inc. (a)	329

8,916	Wabtec Corp.	641

2,085	Woodward, Inc.	225

5,477	Xylem, Inc.	436

		25,104

	Marine — 0.02%

3,442	Kirby Corp. (a)	283

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Media — 1.49%

9,493	Altice USA, Inc., Class A (a)	$272

1,153	AMC Networks, Inc. (a)	57

198	Cable One, Inc.	248

18,720	CBS Corp., Class – B	756

6,776	Charter Communications, Inc., Class – A (a)	2,793

208,418	Comcast Corp., Class – A	9,395

11,166	Discovery Communications, Inc., Class – A (a)	297

19,654	Discovery Communications, Inc., Class – C (a)	484

14,429	Dish Network Corp. (a)	492

18,994	Fox Corp., Class – A	599

9,157	Fox Corp., Class – B	289

7,063	Gannett Company, Inc.	76

6,020	GCI Liberty, Inc., Class – A (a)	374

2,095	John Wiley & Sons, Inc., Class – A	92

1,266	Liberty Broadband, Class – A (a)	132

7,210	Liberty Broadband, Class – C (a)	755

4,668	Liberty SiriusXM Group, Class – A (a)	194

17,712	Liberty SiriusXM Group, Class – C (a)	743

5,880	News Corp., Inc.	84

32,058	News Corp., Inc., Class – A	446

1,859	Nexstar Broadcasting Group, Inc., Class – A	190

13,771	Omnicom Group, Inc.	1,078

615	Scholastic Corp.	23

2,759	Sinclair Broadcast Group, Inc., Class – A	118

41,546	Sirius XM Holdings, Inc.	260

6,269	TEGNA, Inc.	97

26,191	The Interpublic Group of Companies, Inc.	565

9,794	The New York Times Co., Class – A	279

		21,188

	Metals & Mining — 0.41%

14,160	Alcoa Corp. (a)	284

2,471	Allegheny Technologies, Inc. (a)	50

959	Carpenter Technology Corp.	50

12,993	Cleveland-Cliffs, Inc.	94

5,022	Commercial Metals Co.	87

676	Compass Minerals International, Inc.	38

85,796	Freeport-McMoRan Copper & Gold, Inc.	821

704	Kaiser Aluminum Corp.	70

584	Materion Corp.	36

49,930	Newmont Mining Corp.	1,893

17,510	Nucor Corp.	891

5,030	Reliance Steel & Aluminum Co.	501

3,488	Royal Gold, Inc.	430

1,286	Schnitzer Steel Industries, Inc., Class – A	27

3,598	Southern Copper Corp.	123

12,548	Steel Dynamics, Inc.	374

666	Ternium SA, ADR	13

8,243	United States Steel Corp.	95

1,715	Warrior Met Coal, Inc.	33

		5,910

	Mortgage Real Estate Investment Trusts — 0.28%

37,004	AGNC Investment Corp.	595

104,936	Annaly Capital Management, Inc.	923

2,488	Apollo Commercial Real Estate Finance, Inc.	48

1,902	Blackstone Mortgage Trust, Inc.	68

18,339	Chimera Investment Corp.	359

5,402	Invesco Mortgage Capital, Inc.	83

1,449	Ladder Capital Corp.	25

32,478	MFA Financial, Inc.	239

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mortgage Real Estate Investment Trusts (continued)

31,944	New Residential Investment Corp.	$501

3,411	New York Mortgage Trust, Inc.	21

4,537	Pennymac Mortgage Investment Trust	101

4,293	Redwood Trust, Inc.	70

22,546	Starwood Property Trust, Inc.	546

27,408	Two Harbors Investment Corp.	360

		3,939

	Multiline Retail — 0.83%

1,918	Big Lots, Inc.	47

411	Dillard’s, Inc., Class – A	27

15,905	Dollar General Corp.	2,528

11,284	Dollar Tree, Inc. (a)	1,288

13,932	Kohl’s Corp.	692

36,553	Macy’s, Inc.	568

7,113	Nordstrom, Inc.	239

1,439	Ollie’s Bargain Outlet Holdings, Inc. (a)	84

59,328	Target Corp.	6,344

		11,817

	Multi-Utilities — 1.26%

15,185	Ameren Corp.	1,216

406	Black Hills Corp.	31

30,869	CenterPoint Energy, Inc.	932

17,357	CMS Energy Corp.	1,110

20,126	Consolidated Edison, Inc.	1,901

48,849	Dominion Resources, Inc.	3,958

11,212	DTE Energy Co.	1,491

12,087	MDU Resources Group, Inc.	341

22,220	NiSource, Inc.	665

343	NorthWestern Corp.	26

31,074	Public Service Enterprise Group, Inc.	1,929

16,709	Sempra Energy	2,466

19,177	WEC Energy Group, Inc.	1,824

		17,890

	Oil, Gas & Consumable Fuels — 4.78%

14,071	Antero Midstream Corp.	104

12,204	Antero Resources Corp. (a)	37

22,447	Apache Corp.	575

231	Arch Coal, Inc.	17

15,619	Cabot Oil & Gas Corp.	274

8,045	Centennial Resource Development, Inc., Class – A (a)	36

9,124	Cheniere Energy, Inc. (a)	575

59,718	Chesapeake Energy Corp. (a)	84

121,756	Chevron Corp.	14,441

6,091	Cimarex Energy Co.	292

3,036	CNX Resources Corp. (a)	22

11,412	Concho Resources, Inc.	775

77,408	ConocoPhillips	4,411

5,786	Continental Resources, Inc. (a)	178

548	CVR Energy, Inc.	24

23,668	Devon Energy Corp.	569

8,306	Diamondback Energy, Inc.	747

33,122	EOG Resources, Inc.	2,458

15,656	EQT Corp.	167

10,840	Equitrans Midstream Corp.	158

262,891	Exxon Mobil Corp.	18,564

2,863	Green Plains, Inc.	30

21,140	Hess Corp.	1,279

17,638	HollyFrontier Corp.	946

126,274	Kinder Morgan, Inc.	2,603

19,539	Kosmos Energy Ltd.	122

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

56,944	Marathon Oil Corp.	$699

46,305	Marathon Petroleum Corp.	2,813

12,805	Murphy Oil Corp.	283

26,773	Noble Energy, Inc.	601

51,090	Occidental Petroleum Corp.	2,272

21,803	ONEOK, Inc.	1,607

11,186	Parsley Energy, Inc., Class – A	188

9,522	PBF Energy, Inc., Class – A	259

965	Peabody Energy Corp.	14

33,346	Phillips 66	3,415

7,198	Pioneer Natural Resources Co.	905

10,352	QEP Resources, Inc.	38

9,851	Range Resources Corp.	38

3,949	SM Energy Co.	38

12,898	Targa Resources Corp.	518

69,940	The Williams Companies, Inc.	1,683

32,882	Valero Energy Corp.	2,803

4,262	Whiting Petroleum Corp. (a)	34

3,565	World Fuel Services Corp.	142

25,788	WPX Energy, Inc. (a)	273

		68,111

	Paper & Forest Products — 0.02%

778	Boise Cascade Co.	25

4,949	Domtar Corp.	177

1,358	Schweitzer-Mauduit International, Inc.	51

		253

	Personal Products — 0.17%

6,253	Avon Products, Inc. (a)	28

21,367	Coty, Inc., Class – A	225

1,246	Edgewell Personal Care Co. (a)	40

7,093	Herbalife Ltd. (a)	268

5,180	Nu Skin Enterprises, Inc., Class – A	220

8,270	The Estee Lauder Companies, Inc., Class – A	1,645

		2,426

	Pharmaceuticals — 3.95%

18,733	Allergan PLC	3,153

71,647	Bristol-Myers Squibb Co.	3,633

9,780	Catalent, Inc. (a)	466

21,443	Elanco Animal Health, Inc. (a)	570

24,855	Eli Lilly & Co.	2,780

10,384	Horizon Therapeutics PLC (a)	283

1,583	Jazz Pharmaceuticals PLC (a)	203

165,703	Johnson & Johnson	21,439

103,666	Merck & Co., Inc.	8,727

29,453	Mylan N.V. (a)	583

9,177	Nektar Therapeutics (a)	167

7,648	Perrigo Co. PLC	427

337,240	Pfizer, Inc.	12,117

14,262	Zoetis, Inc.	1,777

		56,325

	Professional Services — 0.35%

1,100	CoStar Group, Inc. (a)	653

3,535	Equifax, Inc.	497

1,350	FTI Consulting, Inc. (a)	143

17,513	IHS Markit Ltd. (a)	1,171

900	Kelly Services, Inc., Class – A	22

4,565	ManpowerGroup, Inc.	385

19,638	Nielsen Holdings PLC	417

4,892	Robert Half International, Inc.	272

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Professional Services (continued)

4,623	TransUnion Holding Company, Inc.	$375

1,128	TrueBlue, Inc. (a)	24

5,982	Versik Analytics, Inc., Class – A	946

		4,905

	Real Estate Management & Development — 0.11%

15,846	CBRE Group, Inc., Class – A (a)	840

2,028	Howard Hughes Corp. (a)	263

2,919	Jones Lang LaSalle, Inc.	406

		1,509

	Road & Rail — 0.89%

736	AMERCO, Inc.	287

1,039	ArcBest Corp.	32

3,246	Avis Budget Group, Inc. (a)	92

37,523	CSX Corp.	2,598

3,469	Genesee & Wyoming, Inc., Class – A (a)	383

5,244	Hertz Global Holdings, Inc. (a)	73

5,003	Hunt (JB) Transportation Services, Inc.	554

6,061	Kansas City Southern	806

7,438	Knight-Swift Transportation Holdings, Inc.	270

1,888	Landstar System, Inc.	213

1,787	Lyft, Inc., Class – A (a)	73

14,021	Norfolk Southern Corp.	2,518

3,093	Old Dominion Freight Line, Inc.	526

2,814	Ryder System, Inc.	146

2,669	Schneider National, Inc.	58

9,799	Uber Technologies, Inc. (a)	299

22,532	Union Pacific Corp.	3,649

1,070	Werner Enterprises, Inc.	38

		12,615

	Semiconductors & Semiconductor Equipment — 3.16%

24,714	Advanced Micro Devices, Inc. (a)	716

20,754	Analog Devices, Inc.	2,319

44,002	Applied Materials, Inc.	2,196

11,242	Broadcom, Inc.	3,104

946	Cirrus Logic, Inc. (a)	51

9,613	Cree, Inc. (a)	471

23,094	Cypress Semiconductor Corp.	539

4,104	Entegris, Inc.	193

5,303	First Solar, Inc. (a)	308

254,936	Intel Corp.	13,136

5,907	KLA-Tencor Corp.	942

5,335	Lam Research Corp.	1,233

39,644	Marvell Technology Group Ltd.	990

12,304	Maxim Integrated Products, Inc.	713

12,159	Microchip Technology, Inc.	1,130

63,177	Micron Technology, Inc. (a)	2,707

3,268	MKS Instruments, Inc.	302

1,118	Monolithic Power Systems, Inc.	174

14,568	NVIDIA Corp.	2,536

23,587	ON Semiconductor Corp. (a)	453

7,011	Qorvo, Inc. (a)	520

48,327	Qualcomm, Inc.	3,686

197	Silicon Laboratories, Inc. (a)	22

10,155	Skyworks Solutions, Inc.	805

5,026	Teradyne, Inc.	291

33,239	Texas Instruments, Inc.	4,295

1,056	Universal Display Corp.	177

2,927	Versum Materials, Inc.	155

8,910	Xilinx, Inc.	854

		45,018

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software — 3.71%

1,890	2U, Inc. (a)	$31

12,138	Adobe Systems, Inc. (a)	3,353

1,200	Alteryx, Inc. (a)	129

2,300	Anaplan, Inc. (a)	108

2,468	ANSYS, Inc. (a)	546

2,099	Aspen Technology, Inc. (a)	258

2,601	Atlassian Corp. PLC, Class – A (a)	326

7,144	Autodesk, Inc. (a)	1,055

1,213	Avalara, Inc. (a)	82

9,634	Cadence Design Systems, Inc. (a)	637

4,157	CDK Global, Inc.	200

2,482	Ceridian HCM Holding, Inc. (a)	123

3,559	Citrix Systems, Inc.	344

1,515	Coupa Software, Inc. (a)	196

3,785	DocuSign, Inc. (a)	234

5,700	Dropbox, Inc. (a)	115

550	Dynatrace, Inc. (a)	10

1,083	Elastic N.V. (a)	89

1,084	Fair Isaac Corp. (a)	329

4,179	FireEye, Inc. (a)	56

3,542	Fortinet, Inc. (a)	272

2,021	Guidewire Software, Inc. (a)	213

987	HubSpot, Inc. (a)	150

8,451	Intuit, Inc.	2,247

3,041	LogMeln, Inc.	216

2,558	Manhattan Associates, Inc. (a)	206

336	Medallia, Inc. (a)	9

204,138	Microsoft Corp.	28,382

1,291	New Relic, Inc. (a)	79

18,968	Nuance Communications, Inc. (a)	309

3,925	Nutanix, Inc., Class – A (a)	103

55,952	Oracle Corp.	3,079

384	PagerDuty, Inc. (a)	11

1,217	PAYCOM Software, Inc. (a)	255

926	Paylocity Holding Corp. (a)	90

795	Pegasystems, Inc.	54

723	Pluralsight, Inc., Class – A (a)	12

1,452	Proofpoint, Inc. (a)	187

2,573	PTC, Inc. (a)	175

2,164	RealPage, Inc. (a)	136

1,733	RingCentral, Inc., Class – A (a)	218

20,438	Salesforce.com, Inc. (a)	3,034

4,632	ServiceNow, Inc. (a)	1,176

2,346	Smartsheet, Inc. (a)	85

1,407	SolarWinds Corp. (a)	26

3,703	Splunk, Inc. (a)	436

6,194	SS&C Technologies Holdings, Inc.	319

35,711	Symantec Corp.	844

4,543	Synopsys, Inc. (a)	624

938	The Trade Desk, Inc. (a)	176

934	Tyler Technologies, Inc. (a)	245

1,920	VMware, Inc., Class – A	288

3,934	Workday, Inc., Class – A (a)	669

2,671	Zendesk, Inc. (a)	195

1,530	Zscaler, Inc. (a)	72

		52,813

	Specialty Retail — 2.20%

1,418	Aaron’s, Inc.	91

5,011	Abercrombie & Fitch Co., Class – A	78

4,197	Advance Auto Parts, Inc.	694

10,152	American Eagle Outfitters, Inc.	165

949	Asbury Automotive Group, Inc. (a)	97

3,785	AutoNation, Inc. (a)	192

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

1,004	AutoZone, Inc. (a)	$1,089

17,471	Bed Bath & Beyond, Inc.	186

16,687	Best Buy Co., Inc.	1,151

1,725	Burlington Stores, Inc. (a)	345

1,551	Caleres, Inc.	36

7,510	CarMax, Inc. (a)	661

1,165	Carvana Co. (a)	77

13,486	Chico’s FAS, Inc.	54

5,776	Designer Brands, Inc., Class – A	99

4,321	Dick’s Sporting Goods, Inc.	176

1,357	Five Below, Inc. (a)	171

1,461	Floor & Decor Holdings, Inc., Class – A (a)	75

10,658	Foot Locker, Inc.	460

6,478	GameStop Corp., Class – A	36

24,490	Gap, Inc.	425

1,617	Genesco, Inc. (a)	65

1,141	Group 1 Automotive, Inc.	105

3,941	Guess?, Inc.	73

16,257	L Brands, Inc.	318

378	Lithia Motors, Inc.	50

28,268	Lowe’s Companies, Inc.	3,109

2,419	Murphy USA, Inc. (a)	206

35,118	Office Depot, Inc.	62

3,656	O’Reilly Automotive, Inc. (a)	1,457

2,422	Penske Automotive Group, Inc.	115

807	Rent-A-Center, Inc.	21

11,073	Ross Stores, Inc.	1,216

9,270	Sally Beauty Holdings, Inc. (a)	138

1,851	Signet Jewelers Ltd.	31

853	Sleep Number Corp. (a)	35

1,858	Sonic Automotive, Inc., Class – A	58

2,579	The Buckle, Inc.	53

285	The Children’s Place Retail Stores, Inc.	22

54,686	The Home Depot, Inc.	12,689

52,867	The TJX Companies, Inc.	2,947

6,821	Tiffany & Co.	632

5,073	Tractor Supply Co.	459

1,641	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	411

5,485	Urban Outfitters, Inc. (a)	154

6,885	Williams-Sonoma, Inc.	468

		31,252

	Technology Hardware, Storage & Peripherals — 2.40%

125,014	Apple, Inc.	28,000

5,003	Dell Technologies, Inc. (a)	259

93,414	Hewlett Packard Enterprise Co.	1,417

97,488	HP, Inc.	1,844

4,809	NCR Corp. (a)	152

6,107	NetApp, Inc.	321

6,428	Pure Storage, Inc., Class – A (a)	109

12,386	Seagate Technology Holdings, Inc.	666

19,115	Western Digital Corp.	1,140

10,295	Xerox Holdings Corp.	308

		34,216

	Textiles, Apparel & Luxury Goods — 0.58%

6,680	Capri Holdings Ltd. (a)	222

3,313	Carter’s, Inc.	302

1,017	Columbia Sportswear Co.	99

1,157	Deckers Outdoor Corp. (a)	170

6,805	Fossil Group, Inc. (a)	85

1,731	G-III Apparel Group Ltd. (a)	45

16,146	Hanesbrands, Inc.	247

2,913	Lululemon Athletica, Inc. (a)	562

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Textiles, Apparel & Luxury Goods (continued)

39,621	NIKE, Inc., Class – B	$3,720

4,381	PVH Corp.	387

3,894	Ralph Lauren Corp.	372

7,087	Skechers USA, Inc., Class – A (a)	265

1,491	Steven Madden Ltd.	53

17,112	Tapestry, Inc.	446

7,304	Under Armour, Inc., Class – A (a)	146

7,589	Under Armour, Inc., Class – C (a)	138

10,512	V.F. Corp.	935

		8,194

	Thrifts & Mortgage Finance — 0.06%

2,007	Capitol Federal Financial, Inc.	28

450	Essent Group Ltd.	21

220	LendingTree, Inc. (a)	68

24,111	MGIC Investment Corp.	303

30,135	New York Community Bancorp, Inc.	377

1,637	Northwest Bancshares, Inc.	27

1,205	Radian Group, Inc.	28

2,701	TFS Financial Corp.	49

		901

	Tobacco — 0.91%

92,514	Altria Group, Inc.	3,784

120,121	Philip Morris International, Inc.	9,121

840	Universal Corp.	46

2,887	Vector Group Ltd.	34

		12,985

	Trading Companies & Distributors — 0.27%

6,178	Air Lease Corp.	258

1,830	Aircastle Ltd.	41

562	Applied Industrial Technologies, Inc.	32

22,121	Fastenal Co.	723

1,158	GATX Corp.	90

11,830	HD Supply Holdings, Inc. (a)	463

558	Kaman Corp.	33

2,873	MRC Global, Inc. (a)	35

4,138	MSC Industrial Direct Co., Inc., Class – A	300

3,865	NOW, Inc. (a)	44

1,589	Rush Enterprises, Inc., Class – A	61

2,873	United Rentals, Inc. (a)	358

9,804	Univar, Inc. (a)	204

2,176	W.W. Grainger, Inc.	647

2,529	Watsco, Inc.	428

4,333	WESCO International, Inc. (a)	207

		3,924

	Transportation Infrastructure — 0.02%

6,683	Macquarie Infrastructure Corp.	264

	Water Utilities — 0.14%

10,961	American Water Works Co., Inc.	1,362

13,259	Aqua America, Inc.	594

		1,956

	Wireless Telecommunication Services — 0.11%

39,581	Sprint Nextel Corp. (a)	244

6,676	Telephone & Data Systems, Inc.	172

13,944	T-Mobile USA, Inc. (a)	1,099

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Wireless Telecommunication Services (continued)

1,556	U.S. Cellular Corp. (a)	$58

		1,573

	Total Common Stocks	1,344,100

Principal Amount (000)

	U.S. Treasury Obligation — 0.01%

$174	U.S. Treasury Bill, 1.76%, 12/12/19 (b)(c)	173

	Total U.S. Treasury Obligation	173

Shares

	Exchange-Traded Fund — 0.09%

8,047	iShares Russell 1000 ETF	1,324

	Total Exchange-Traded Fund	1,324

	Investment Companies — 5.40%

301,155	Dreyfus Treasury Securities Cash Management, Institutional Shares, 1.83% (d)	301

76,470,980	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (d)	76,471

	Total Investment Companies	76,772

	Total Investments (cost $1,294,721) — 99.97%	1,422,369

	Other assets in excess of liabilities — 0.03%	356

	Net Assets — 100.00%	$1,422,725

(a)	Represents non-income producing security.

(b)	The rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2019.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Institutional Value Equity Portfolio	Mellon Investments Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	79.13%	15.34%	—	—	94.47%
U.S. Treasury Obligation	0.01%	—	—	—	0.01%
Exchange-Traded Fund	0.09%	—	—	—	0.09%
Investment Companies	0.09%	—	4.07%	1.24%	5.40%
Other Assets (Liabilities)	0.16%	0.04%	-0.17%	0.00%	0.03%

Total Net Assets	79.48%	15.38%	3.90%	1.24%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	400	12/20/19	$59,570	$(651)
E-Mini S&P Midcap 400 Future	117	12/20/19	22,675	(307)

			$82,245	$(958)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(958)

	Total Net Unrealized Appreciation/(Depreciation)			$(958)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 98.04%

	Aerospace & Defense — 2.85%

60,281	Airbus SE, ADR	$1,957

890	BWX Technologies, Inc.	51

6,271	General Dynamics Corp.	1,146

391	HEICO Corp.	49

728	HEICO Corp., Class – A	71

605	Hexcel Corp.	50

360	Huntington Ingalls Industries, Inc.	76

4,826	L3Harris Technologies, Inc.	1,007

5,693	Lockheed Martin Corp.	2,221

1,511	Northrop Grumman Corp.	566

6,883	Raytheon Co.	1,350

88,030	Safran SA, ADR	3,458

20,394	The Boeing Co.	7,759

475	TransDigm Group, Inc.	247

18,040	United Technologies Corp.	2,463

		22,471

	Air Freight & Logistics — 0.08%

2,907	C.H. Robinson Worldwide, Inc.	246

4,946	Expeditors International of Washington, Inc.	368

		614

	Airlines — 0.04%

5,393	Southwest Airlines Co.	292

12	Spirit Airlines, Inc. (a)	—

		292

	Auto Components — 0.04%

22,154	Goodyear Tire & Rubber Co.	319

	Automobiles — 0.48%

253,378	Ford Motor Co.	2,321

6,084	Tesla Motors, Inc. ^(a)	1,465

		3,786

	Banks — 2.99%

99,079	Bank of America Corp.	2,890

51,877	Bank OZK	1,415

33,202	CIT Group, Inc.	1,504

6,832	Citigroup, Inc.	472

7,630	Citizens Financial Group, Inc.	270

1,150	Cullen/Frost Bankers, Inc.	102

65,896	Fifth Third Bancorp	1,804

164,580	First Horizon National Corp.	2,666

3,853	First Republic Bank	373

27,297	FNB Corp.	315

59,832	JPMorgan Chase & Co.	7,041

3,574	PacWest Bancorp	130

368	SVB Financial Group (a)	77

88,602	Wells Fargo & Co.	4,469

394	Western Alliance Bancorp	18

		23,546

	Beverages — 1.36%

7,576	Brown-Forman Corp., Class – B	476

20,895	Molson Coors Brewing Co., Class – B	1,201

8,931	Monster Beverage Corp. (a)	519

29,046	PepsiCo, Inc.	3,982

82,613	The Coca-Cola Co.	4,497

		10,675

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology — 1.41%

16,356	Amgen, Inc.	$3,165

2,444	BioMarin Pharmaceutical, Inc. (a)	165

15,909	Exact Sciences Corp. (a)	1,438

10,660	Ionis Pharmaceuticals, Inc. (a)	639

14,463	Neurocrine Biosciences, Inc. (a)	1,303

2,019	Regeneron Pharmaceuticals, Inc. (a)	560

5,911	Sage Therapeutics, Inc. (a)	829

1,014	Seattle Genetics, Inc. (a)	87

17,338	Vertex Pharmaceuticals, Inc. (a)	2,937

		11,123

	Building Products — 0.29%

24,229	A.O. Smith Corp.	1,156

404	Armstrong World Industries, Inc.	39

4,621	Lennox International, Inc.	1,123

		2,318

	Capital Markets — 1.40%

2,554	CBOE Holdings, Inc.	293

6,242	CME Group, Inc.	1,319

1,203	FactSet Research Systems, Inc.	292

1,764	Federated Investors, Inc., Class – B	57

4,446	Franklin Resources, Inc.	128

2,582	Intercontinental Exchange Group, Inc.	238

50,482	Legg Mason, Inc.	1,929

5,371	LPL Financial Holdings, Inc.	440

349	MarketAxess Holdings, Inc.	114

1,577	Moody’s Corp.	323

390	Morningstar, Inc.	57

838	MSCI, Inc. Common	182

17,141	S&P Global, Inc.	4,200

2,729	SEI Investments Co.	162

5,465	T. Rowe Price Group, Inc.	624

7,304	TD Ameritrade Holding Corp.	341

8,409	The Charles Schwab Corp.	352

		11,051

	Chemicals — 1.75%

3,430	Air Products & Chemicals, Inc.	761

49,856	Ecolab, Inc.	9,874

999	FMC Corp.	88

1,601	International Flavors & Fragrances, Inc.	196

20,016	Olin Corp.	375

100,434	The Chemours Co.	1,500

1,773	The Sherwin-Williams Co.	975

		13,769

	Commercial Services & Supplies — 0.28%

2,657	Cintas Corp.	713

6,652	Copart, Inc. (a)	534

1,301	IAA, Inc. (a)	54

1,301	KAR Auction Services, Inc.	32

4,338	Rollins, Inc.	148

3,677	Waste Connections, Inc.	338

3,522	Waste Management, Inc.	405

		2,224

	Communications Equipment — 0.70%

1,194	Arista Networks, Inc. (a)	285

101,754	Cisco Systems, Inc.	5,028

885	F5 Networks, Inc. (a)	124

153	Motorola Solutions, Inc.	26

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Communications Equipment (continued)

377	Palo Alto Networks, Inc. (a)	$77

		5,540

	Construction & Engineering — 0.03%

2,650	Jacobs Engineering Group, Inc.	243

374	Quanta Services, Inc.	14

		257

	Consumer Finance — 0.51%

95	Credit Acceptance Corp. (a)	44

135,033	Navient Corp.	1,728

65,833	Synchrony Financial	2,244

		4,016

	Containers & Packaging — 0.06%

1,280	AptarGroup, Inc.	152

747	Avery Dennison Corp.	85

841	Packaging Corporation of America	89

2,077	Sonoco Products Co.	121

		447

	Distributors — 0.05%

2,966	Genuine Parts Co.	295

381	Pool Corp.	77

		372

	Diversified Consumer Services — 0.03%

516	Bright Horizons Family Solutions, Inc. (a)	79

1,727	Service Corporation International	83

1,276	ServiceMaster Global Holdings, Inc. (a)	71

		233

	Diversified Financial Services — 0.80%

18,079	AXA Equitable Holdings, Inc.	401

28,293	Berkshire Hathaway, Inc., Class – B (a)	5,886

99	Voya Financial, Inc.	5

		6,292

	Diversified Telecommunication Services — 1.17%

74,251	AT&T, Inc.	2,810

228,443	CenturyLink, Inc.	2,851

58,986	Verizon Communications, Inc.	3,560

		9,221

	Electric Utilities — 1.30%

27,484	Avangrid, Inc.	1,436

30,983	Duke Energy Corp.	2,970

28,713	Edison International	2,166

26,999	Entergy Corp.	3,169

9,925	Exelon Corp.	479

		10,220

	Electrical Equipment — 0.21%

5,157	AMETEK, Inc.	474

13,294	Emerson Electric Co.	889

1,210	Hubbell, Inc.	159

931	Rockwell Automation, Inc.	153

		1,675

	Electronic Equipment, Instruments & Components — 0.22%

8,822	Amphenol Corp., Class – A	851

1,465	CDW Corporation of Delaware	181

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

2,490	Cognex Corp.	$122

1,015	Dolby Laboratories, Inc., Class – A	66

3,517	FLIR Systems, Inc.	185

289	IPG Photonics Corp. (a)	39

3,147	National Instruments Corp.	132

1,757	Trimble Navigation Ltd. (a)	68

493	Zebra Technologies Corp., Class – A (a)	102

		1,746

	Energy Equipment & Services — 0.01%

1,606	Apergy Corp. (a)	44

2	Dril-Quip, Inc. (a)	—

		44

	Entertainment — 1.38%

24,761	Netflix, Inc. (a)	6,627

32,684	The Walt Disney Co.	4,259

		10,886

	Equity Real Estate Investment Trusts — 3.34%

8,008	American Tower Corp.	1,771

156,185	Apple Hospitality REIT, Inc.	2,589

132,718	Brixmor Property Group, Inc.	2,692

76,149	Brookfield Property REIT, Inc., Class – A	1,553

103,101	Colony Capital, Inc.	621

217	CoreCivic, Inc.	4

12,245	Crown Castle International Corp.	1,702

16,745	Equinix, Inc.	9,658

804	Equity Lifestyle Properties, Inc.	107

19,565	Kimco Realty Corp.	409

11,741	Outfront Media, Inc.	326

37,572	Service Properties Trust	969

112,279	SITE Centers Corp.	1,697

16,105	Taubman Centers, Inc.	658

48,611	The Macerich Co.	1,536

		26,292

	Food & Staples Retailing — 1.66%

25,873	Costco Wholesale Corp.	7,454

11,718	Sysco Corp.	930

16,968	Walgreens Boots Alliance, Inc.	939

31,287	Wal-Mart Stores, Inc.	3,713

		13,036

	Food Products — 1.43%

70,463	ConAgra Foods, Inc.	2,162

3,603	Flowers Foods, Inc.	83

1,045	Hershey Co.	162

5,224	Hormel Foods Corp.	228

413	Lamb Weston Holding, Inc.	30

2,546	McCormick & Company, Inc.	398

142,800	Mondelez International, Inc., Class – A	7,900

2,332	The J.M. Smucker Co.	257

		11,220

	Gas Utilities — 0.18%

29,995	National Fuel Gas Co.	1,407

	Health Care Equipment & Supplies — 2.88%

34,185	Abbott Laboratories	2,860

372	Abiomed, Inc. (a)	66

650	Align Technology, Inc. (a)	118

11,112	Baxter International, Inc.	972

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

6,721	Becton, Dickinson & Co.	$1,700

12,668	Boston Scientific Corp. (a)	515

27,052	Danaher Corp.	3,908

7,627	Dexcom, Inc. (a)	1,138

15,828	Edwards Lifesciences Corp. (a)	3,481

584	Hill-Rom Holdings, Inc.	61

2,690	IDEXX Laboratories, Inc. (a)	731

6,231	Intuitive Surgical, Inc. (a)	3,364

1,587	Medtronic PLC	172

4,072	ResMed, Inc.	550

9,642	Stryker Corp.	2,086

85	Teleflex, Inc.	29

332	The Cooper Companies, Inc.	99

824	Varex Imaging Corp. (a)	24

2,841	Varian Medical Systems, Inc. (a)	338

3,346	Zimmer Holdings, Inc.	459

		22,671

	Health Care Providers & Services — 2.66%

5,215	Anthem, Inc.	1,252

418	Centene Corp. (a)	18

768	Cigna Corp.	117

1,313	Covetrus, Inc. (a)	16

22,394	CVS Caremark Corp.	1,412

10,019	HCA Holdings, Inc.	1,206

3,283	Henry Schein, Inc. (a)	208

1,265	Humana, Inc.	323

1,952	Laboratory Corporation of America Holdings (a)	328

4,595	McKesson Corp.	628

65,524	MEDNAX, Inc. (a)	1,482

2,799	Quest Diagnostics, Inc.	300

62,468	UnitedHealth Group, Inc.	13,576

389	WellCare Health Plans, Inc. (a)	101

		20,967

	Health Care Technology — 0.50%

51,381	Cerner Corp.	3,503

2,596	Veeva Systems, Inc. (a)	396

		3,899

	Hotels, Restaurants & Leisure — 2.63%

3,386	Chipotle Mexican Grill, Inc. (a)	2,846

1,046	Choice Hotels International, Inc.	93

419	Domino’s Pizza, Inc.	102

874	Dunkin’ Brands Group, Inc.	69

18,188	Marriott International, Inc., Class – A	2,262

18,816	McDonald’s Corp.	4,040

111,554	Starbucks Corp.	9,864

1,032	The Wendy’s Co.	21

310	Vail Resorts, Inc.	71

7,868	Yum China Holdings, Inc.	357

8,846	YUM! Brands, Inc.	1,003

		20,728

	Household Durables — 0.03%

2,470	Garmin Ltd.	209

	Household Products — 1.25%

5,143	Church & Dwight Co., Inc.	387

17,683	Colgate-Palmolive Co.	1,300

7,129	Kimberly-Clark Corp.	1,013

30,424	Spectrum Brands Holdings, Inc.	1,604

2,554	The Clorox Co.	388

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Household Products (continued)

41,123	The Procter & Gamble Co.	$5,114

		9,806

	Independent Power and Renewable Electricity Producers — 0.05%

541	NRG Energy, Inc., Class – C	21

13,388	Vistra Energy Corp.	358

		379

	Industrial Conglomerates — 0.90%

12,543	3M Co.	2,062

380,319	General Electric Co.	3,400

4,278	Honeywell International, Inc.	724

2,488	Roper Industries, Inc.	887

		7,073

	Insurance — 2.06%

12,093	American National Insurance Co.	1,496

7,992	Aon PLC	1,547

1,196	Arthur J. Gallagher & Co.	107

10,152	Assurant, Inc.	1,277

38,175	Athene Holding Ltd. (a)	1,606

24,482	AXIS Capital Holdings Ltd.	1,633

41,294	Brighthouse Financial, Inc. (a)	1,672

4,821	Brown & Brown, Inc.	174

5,151	Chubb Ltd.	832

171	Erie Indemnity Co., Class – A	32

6,386	Everest Re Group Ltd.	1,699

2,499	Globe Life, Inc.	239

15,337	Marsh & McLennan Companies, Inc.	1,534

3,306	Prudential Financial, Inc.	297

5,631	The Progressive Corp.	435

54,177	Unum Group	1,611

		16,191

	Interactive Media & Services — 6.51%

11,939	Alphabet, Inc., Class – A (a)	14,579

16,993	Alphabet, Inc., Class – C (a)	20,713

67,994	Facebook, Inc., Class – A (a)	12,108

646	InterActive Corp. (a)	141

344	Match Group, Inc.^	25

89,247	Tencent Holdings Ltd., ADR	3,715

		51,281

	Internet & Direct Marketing Retail — 4.93%

31,658	Alibaba Group Holding Ltd., ADR (a)	5,295

15,219	Amazon.com, Inc. (a)	26,418

3,568	Booking Holdings, Inc. (a)	7,003

		38,716

	IT Services — 11.97%

12,377	Accenture PLC, Class – A	2,381

77,419	Automatic Data Processing, Inc.	12,497

1,297	Booz Allen Hamilton Holding Corp.	92

3,472	Broadridge Financial Solutions, Inc.	432

12,000	Cognizant Technology Solutions Corp.	723

4,286	Fidelity National Information Services, Inc.	569

5,412	Fiserv, Inc. (a)	561

56,677	FleetCor Technologies, Inc. (a)	16,254

8,004	Global Payments, Inc.	1,273

1,132	GoDaddy, Inc., Class – A (a)	75

17,954	International Business Machines Corp.	2,611

2,207	Jack Henry & Associates, Inc.	322

61,641	MasterCard, Inc., Class – A	16,740

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

19,033	Okta, Inc. (a)	$1,874

6,384	Paychex, Inc.	528

68,660	PayPal Holdings, Inc. (a)	7,112

3,153	Shopify, Inc. (a)	983

10,609	Square, Inc., Class – A (a)	657

10,105	Twilio, Inc., Class – A (a)	1,111

854	VeriSign, Inc. (a)	161

158,651	Visa, Inc., Class – A	27,289

304	WEX, Inc. (a)	61

		94,306

	Leisure Products — 0.02%

1,422	Polaris Industries, Inc.	125

	Life Sciences Tools & Services — 1.05%

754	Agilent Technologies, Inc.	58

1,141	Bio-Techne Corp.	223

440	Bruker Biosciences Corp.	19

447	Charles River Laboratories International, Inc. (a)	59

12,781	Illumina, Inc. (a)	3,889

817	IQVIA Holdings, Inc. (a)	122

785	Mettler-Toledo International, Inc. (a)	553

239	PerkinElmer, Inc.	20

9,568	Thermo Electron Corp.	2,787

2,297	Waters Corp. (a)	513

		8,243

	Machinery — 0.53%

1,017	Crane Co.	82

3,410	Deere & Co.	575

2,856	Donaldson Company, Inc.	149

3,369	Dover Corp.	335

6,615	Fortive Corp.	454

1,569	Graco, Inc.	72

2,179	IDEX Corp.	357

8,257	Illinois Tool Works, Inc.	1,292

1,218	Ingersoll-Rand PLC	150

506	Nordson, Inc.	74

927	The Toro Co.	68

453	WABCO Holdings, Inc. (a)	61

2,031	Wabtec Corp.	146

4,438	Xylem, Inc.	353

		4,168

	Marine — 0.01%

1,159	Kirby Corp. (a)	95

	Media — 0.24%

32,472	Comcast Corp., Class – A	1,464

2,004	Discovery Communications, Inc., Class – C (a)	49

4,801	Omnicom Group, Inc.	376

		1,889

	Metals & Mining — 0.18%

122,046	United States Steel Corp.	1,410

	Mortgage Real Estate Investment Trusts — 1.19%

41,110	Annaly Capital Management, Inc.	362

128,181	Chimera Investment Corp.	2,507

338,967	MFA Financial, Inc.	2,495

106,761	Starwood Property Trust, Inc.	2,585

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mortgage Real Estate Investment Trusts (continued)

110,721	Two Harbors Investment Corp.	$1,454

		9,403

	Multiline Retail — 0.10%

939	Dollar General Corp.	149

4,517	Dollar Tree, Inc. (a)	516

2,952	Kohl’s Corp.	147

		812

	Multi-Utilities — 0.53%

34,816	CenterPoint Energy, Inc.	1,051

35,529	Dominion Resources, Inc.	2,879

4,488	Public Service Enterprise Group, Inc.	279

		4,209

	Oil, Gas & Consumable Fuels — 1.47%

187,436	Antero Midstream ^	1,387

1,313	Cheniere Energy, Inc. (a)	83

36,263	Chevron Corp.	4,301

49,070	Exxon Mobil Corp.	3,465

67,947	Murphy Oil Corp.	1,502

11,537	ONEOK, Inc.	850

		11,588

	Personal Products — 0.93%

189,463	Coty, Inc., Class – A	1,991

1,318	Herbalife Ltd. (a)	50

26,361	The Estee Lauder Companies, Inc., Class– A	5,245

		7,286

	Pharmaceuticals — 2.70%

79,989	AstraZeneca PLC, ADR	3,565

19,396	Eli Lilly & Co.	2,169

33,593	Johnson & Johnson	4,346

55,581	Merck & Co., Inc.	4,679

85,203	Mylan N.V. (a)	1,685

56,590	Novo Nordisk A/S, Class – B, ADR	2,926

36,656	Pfizer, Inc.	1,317

4,788	Zoetis, Inc.	597

		21,284

	Professional Services — 0.23%

331	CoStar Group, Inc. (a)	196

2,353	Equifax, Inc.	331

4,977	IHS Markit Ltd. (a)	333

1,445	Robert Half International, Inc.	80

1,517	TransUnion Holding Company, Inc.	123

4,817	Versik Analytics, Inc., Class – A	763

		1,826

	Real Estate Management & Development — 0.01%

1,272	CBRE Group, Inc., Class – A (a)	67

	Road & Rail — 1.33%

57,529	CSX Corp.	3,985

1,303	Landstar System, Inc.	147

375	Old Dominion Freight Line, Inc.	64

38,962	Union Pacific Corp.	6,311

		10,507

	Semiconductors & Semiconductor Equipment — 2.88%

96,872	Advanced Micro Devices, Inc. (a)	2,808

7,262	Analog Devices, Inc.	811

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment (continued)

6,209	Applied Materials, Inc.	$310

12,720	Broadcom, Inc.	3,512

94,338	Intel Corp.	4,862

1,378	KLA-Tencor Corp.	220

1,153	Lam Research Corp.	266

28,189	Marvell Technology Group Ltd.	704

2,547	Maxim Integrated Products, Inc.	147

1,854	Microchip Technology, Inc.	172

7,602	Micron Technology, Inc. (a)	326

23,763	NVIDIA Corp.	4,137

3,257	ON Semiconductor Corp. (a)	63

36,006	Qualcomm, Inc.	2,747

9,164	Texas Instruments, Inc.	1,184

2,371	Versum Materials, Inc.	125

2,830	Xilinx, Inc.	271

		22,665

	Software — 10.93%

23,553	Adobe Systems, Inc. (a)	6,507

1,974	ANSYS, Inc. (a)	437

908	Atlassian Corp. PLC, Class – A (a)	114

1,566	Autodesk, Inc. (a)	231

3,967	Citrix Systems, Inc.	383

1,303	Fortinet, Inc. (a)	100

5,422	Intuit, Inc.	1,442

276,475	Microsoft Corp.	38,437

63,347	Oracle Corp.	3,486

121,617	Salesforce.com, Inc. (a)	18,052

66,571	SAP AG, ADR	7,847

10,890	ServiceNow, Inc. (a)	2,764

19,745	Splunk, Inc. (a)	2,327

1,391	SS&C Technologies Holdings, Inc.	72

151	Synopsys, Inc. (a)	21

1,831	VMware, Inc., Class – A	275

20,702	Workday, Inc., Class – A (a)	3,519

		86,014

	Specialty Retail — 4.16%

1,357	Aaron’s, Inc.	87

1,475	Advance Auto Parts, Inc.	244

597	AutoZone, Inc. (a)	648

6,005	Best Buy Co., Inc.	414

376	Burlington Stores, Inc. (a)	75

77,792	Lowe’s Companies, Inc.	8,554

1,946	O’Reilly Automotive, Inc. (a)	776

9,045	Ross Stores, Inc.	994

27,678	The Home Depot, Inc.	6,422

159,890	The TJX Companies, Inc.	8,911

2,234	Tiffany & Co.	207

1,256	Tractor Supply Co.	114

21,180	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,309

		32,755

	Technology Hardware, Storage & Peripherals — 3.84%

116,227	Apple, Inc.	26,032

38,672	Western Digital Corp.	2,306

62,681	Xerox Holdings Corp.	1,875

		30,213

	Textiles, Apparel & Luxury Goods — 2.68%

13,153	Adidas AG, ADR	2,048

58,285	Kering SA, ADR	2,967

960	Kontoor Brands, Inc.	34

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Textiles, Apparel & Luxury Goods (continued)

18,943	Lululemon Athletica, Inc. (a)	$3,647

123,927	NIKE, Inc., Class – B	11,639

3,743	Under Armour, Inc., Class – A (a)	75

3,770	Under Armour, Inc., Class – C (a)	68

6,722	V.F. Corp.	598

		21,076

	Thrifts & Mortgage Finance — 0.21%

128,820	New York Community Bancorp, Inc.	1,617

	Tobacco — 0.29%

30,396	Philip Morris International, Inc.	2,308

	Trading Companies & Distributors — 0.11%

14,448	Fastenal Co.	472

909	MSC Industrial Direct Co., Inc., Class – A	66

1,221	W.W. Grainger, Inc.	363

		901

	Total Common Stocks	771,779

	Exchange-Traded Funds — 1.44%

62,510	iShares Russell 1000 Growth ETF	9,978

8,514	Vanguard Russell 1000 Growth ETF	1,398

	Total Exchange-Traded Funds	11,376

	Investment Companies — 0.42%

719,040	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(b)	719

2,622,490	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (b)	2,623

	Total Investment Companies	3,342

Principal Amount (000)

	Repurchase Agreement — 0.29%

$2,256	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $2,256,044 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $2,301,015) ^^	2,256

	Total Repurchase Agreement	2,256

	Total Investments (cost $395,947) — 100.19%	788,753

	Liabilities in excess of other assets — (0.19)%	(1,458)

	Net Assets — 100.00%	$787,295

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $2,827 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

(b)	The rate disclosed is the rate in effect on September 30, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	23.79%	74.25%	98.04%
Exchange-Traded Funds	1.44%	—	1.44%
Investment Companies	0.04%	0.38%	0.42%
Repurchase Agreement	0.15%	0.14%	0.29%
Other Assets (Liabilities)	-0.09%	-0.10%	-0.19%

Total Net Assets	25.33%	74.67%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	3	12/20/19	$466	$(10)
E-Mini S&P 500 Future	4	12/20/19	596	(5)

			$1,062	$(15)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(15)

	Total Net Unrealized Appreciation/(Depreciation)			$(15)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 94.19%

	Aerospace & Defense — 3.12%

56,369	Airbus SE, ADR	$1,830

6,990	Arconic, Inc.	182

3,630	BWX Technologies, Inc.	208

690	Curtiss-Wright Corp.	89

5,976	General Dynamics Corp.	1,092

1,874	HEICO Corp.	234

6,262	HEICO Corp., Class – A	609

3,975	Hexcel Corp.	326

1,638	Huntington Ingalls Industries, Inc.	347

9,666	L3Harris Technologies, Inc.	2,017

12,981	Lockheed Martin Corp.	5,063

8,739	Northrop Grumman Corp.	3,275

12,335	Raytheon Co.	2,420

82,313	Safran SA, ADR	3,234

4,456	Spirit Aerosystems Holdings, Inc., Class – A	366

629	Teledyne Technologies, Inc. (a)	203

4,104	Textron, Inc.	201

46,191	The Boeing Co.	17,575

6,851	TransDigm Group, Inc.	3,567

14,571	United Technologies Corp.	1,989

		44,827

	Air Freight & Logistics — 0.43%

10,440	C.H. Robinson Worldwide, Inc.	885

6,602	Expeditors International of Washington, Inc.	490

4,312	FedEx Corp.	628

33,407	United Parcel Service, Inc., Class – B	4,003

3,117	XPO Logistics, Inc. (a)	223

		6,229

	Airlines — 0.39%

4,010	Alaska Air Group, Inc.	260

8,299	American Airlines Group, Inc.	224

470	Copa Holdings SA, Class – A	46

14,113	Delta Air Lines, Inc.	813

6,630	JetBlue Airways Corp. (a)	111

19,687	Southwest Airlines Co.	1,063

36,117	United Continental Holdings, Inc. (a)	3,193

		5,710

	Auto Components — 0.06%

5,222	Aptiv PLC	457

3,426	BorgWarner, Inc.	126

5,002	Gentex Corp.	137

4,428	Goodyear Tire & Rubber Co.	64

1,035	Lear Corp.	122

		906

	Automobiles — 0.42%

81,414	Ford Motor Co.	746

22,219	General Motors Co.	833

2,550	Harley-Davidson, Inc.	92

17,878	Tesla Motors, Inc.^ (a)	4,306

954	Thor Industries, Inc.	54

		6,031

	Banks — 2.26%

3,134	Associated Banc-Corp.	63

152,185	Bank of America Corp.	4,439

784	Bank of Hawaii Corp.	67

2,305	Bank OZK	63

1,873	BankUnited, Inc.	63

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

18,273	BB&T Corp.	$975

618	BOK Financial Corp.	49

1,714	CIT Group, Inc.	78

81,139	Citigroup, Inc.	5,606

8,172	Citizens Financial Group, Inc.	289

2,998	Comerica, Inc.	198

1,885	Commerce Bancshares, Inc.	114

880	Cullen/Frost Bankers, Inc.	78

2,735	East West Bancorp, Inc.	121

13,371	Fifth Third Bancorp	366

149	First Citizens BancShares, Inc., Class – A	70

2,576	First Hawaiian, Inc.	69

6,005	First Horizon National Corp.	97

6,701	First Republic Bank	648

6,130	FNB Corp.	71

18,498	Huntington Bancshares, Inc.	264

68,579	JPMorgan Chase & Co.	8,072

18,253	KeyCorp	326

4,256	M&T Bank Corp.	672

2,327	PacWest Bancorp	85

22,465	People’s United Financial, Inc.	351

1,421	Pinnacle Financial Partners, Inc.	81

8,084	PNC Financial Services Group, Inc.	1,133

1,497	Popular, Inc.	81

1,260	Prosperity Bancshares, Inc.	89

18,060	Regions Financial Corp.	286

4,330	Signature Bank	516

4,085	Sterling Bancorp	82

8,111	SunTrust Banks, Inc.	558

1,021	SVB Financial Group (a)	213

2,876	Synovus Financial Corp.	103

2,839	TCF Financial Corp.	108

953	Texas Capital Bancshares, Inc. (a)	52

32,174	U.S. Bancorp	1,781

4,158	Umpqua Holdings Corp.	68

1,731	Webster Financial Corp.	81

71,743	Wells Fargo & Co.	3,619

2,346	Western Alliance Bancorp	108

1,059	Wintrust Financial Corp.	68

3,041	Zions Bancorp	135

		32,456

	Beverages — 1.52%

2,317	Brown-Forman Corp., Class – A	138

15,347	Brown-Forman Corp., Class – B	963

5,242	Constellation Brands, Inc., Class – A	1,087

3,542	Keurig Dr Pepper, Inc.	97

12,909	Molson Coors Brewing Co., Class – B	742

20,774	Monster Beverage Corp. (a)	1,206

65,242	PepsiCo, Inc.	8,945

159,459	The Coca-Cola Co.	8,681

		21,859

	Biotechnology — 2.23%

70,716	AbbVie, Inc.	5,354

1,267	Agios Pharmaceuticals, Inc. (a)	41

21,825	Alexion Pharmaceuticals, Inc. (a)	2,138

2,915	Alkermes PLC (a)	57

4,465	Alnylam Pharmaceuticals, Inc. (a)	359

27,356	Amgen, Inc.	5,293

5,290	Biogen Idec, Inc. (a)	1,232

26,582	BioMarin Pharmaceutical, Inc. (a)	1,792

1,025	Bluebird Bio, Inc. (a)	94

35,747	Celgene Corp. (a)	3,550

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

17,197	Exact Sciences Corp. (a)	$1,554

9,200	Exelixis, Inc. (a)	163

29,869	Gilead Sciences, Inc.	1,893

8,389	Incyte Corp. (a)	623

6,292	Ionis Pharmaceuticals, Inc. (a)	377

8,854	Moderna, Inc. (a)	141

4,416	Neurocrine Biosciences, Inc. (a)	398

1,985	Regeneron Pharmaceuticals, Inc. (a)	551

9,390	Sage Therapeutics, Inc. (a)	1,317

3,418	Sarepta Therapeutics, Inc. (a)	257

5,464	Seattle Genetics, Inc. (a)	467

814	United Therapeutics Corp. (a)	65

25,990	Vertex Pharmaceuticals, Inc. (a)	4,403

		32,119

	Building Products — 0.19%

2,876	A.O. Smith Corp.	137

4,701	Allegion PLC	487

2,273	Armstrong World Industries, Inc.	220

3,949	Fortune Brands Home & Security, Inc.	216

18,388	Johnson Controls International PLC	806

2,210	Lennox International, Inc.	537

5,152	Masco Corp.	215

2,055	Owens Corning, Inc.	130

2,354	Resideo Technologies, Inc. (a)	34

		2,782

	Capital Markets — 1.94%

998	Affiliated Managers Group, Inc.	83

2,959	Ameriprise Financial, Inc.	435

19,086	Bank of New York Mellon Corp.	863

5,244	BGC Partners, Inc., Class – A	29

2,122	BlackRock, Inc., Class – A	946

8,807	CBOE Holdings, Inc.	1,012

9,083	CME Group, Inc.	1,920

5,495	E*Trade Financial Corp.	240

2,140	Eaton Vance Corp.	96

1,151	Evercore Partners, Inc., Class – A	92

2,429	FactSet Research Systems, Inc.	590

5,056	Franklin Resources, Inc.	146

5,904	Goldman Sachs Group, Inc.	1,223

56,030	Interactive Brokers Group, Inc., Class – A	3,013

21,436	Intercontinental Exchange Group, Inc.	1,978

7,854	Invesco Ltd.	133

3,121	Janus Henderson Group PLC	70

2,659	Lazard Ltd., Class – A	93

1,615	Legg Mason, Inc.	62

3,844	LPL Financial Holdings, Inc.	315

3,410	MarketAxess Holdings, Inc.	1,117

7,890	Moody’s Corp.	1,616

21,670	Morgan Stanley	925

922	Morningstar, Inc.	135

3,895	MSCI, Inc. Common	848

3,644	Northern Trust Corp.	340

3,037	Raymond James Financial, Inc.	250

20,514	S&P Global, Inc.	5,026

4,120	SEI Investments Co.	244

6,792	State Street Corp.	402

6,162	T. Rowe Price Group, Inc.	704

11,885	TD Ameritrade Holding Corp.	555

42,681	The Charles Schwab Corp.	1,785

5,871	The Nasdaq OMX Group, Inc.	583

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

1,585	Virtu Financial, Inc., Class – A	$26

		27,895

	Chemicals — 1.28%

6,055	Air Products & Chemicals, Inc.	1,343

1,739	Albemarle Corp.	121

1,180	Ashland Global Holdings, Inc.	91

18,683	Axalta Coating Systems Ltd. (a)	563

1,120	Cabot Corp.	51

2,244	Celanese Corp., Series A	274

4,580	CF Industries Holdings, Inc.	225

13,706	Corteva, Inc.	384

13,733	Dow, Inc.	654

13,431	DuPont de Nemours, Inc.	958

2,420	Eastman Chemical Co.	179

13,850	Ecolab, Inc.	2,743

7,232	Element Solutions, Inc. (a)	74

31,813	FMC Corp.	2,790

4,138	Huntsman Corp.	96

6,585	International Flavors & Fragrances, Inc.	808

10,824	Linde PLC	2,097

4,825	LyondellBasell Industries N.V., Class– A	432

293	NewMarket Corp.	138

3,138	Olin Corp.	59

8,258	PPG Industries, Inc.	979

3,188	RPM International, Inc.	219

3,274	The Chemours Co.	49

6,792	The Mosaic Co.	139

1,908	The Scotts Miracle-Gro Co.	194

4,139	The Sherwin-Williams Co.	2,276

3,584	Valvoline, Inc.	79

2,495	W.R. Grace & Co.	167

690	Westlake Chemical Corp.	45

		18,227

	Commercial Services & Supplies — 0.50%

735	ADT, Inc.	5

4,088	Cintas Corp.	1,096

978	Clean Harbors, Inc. (a)	76

9,422	Copart, Inc. (a)	757

5,975	IAA, Inc. (a)	249

6,021	KAR Auction Services, Inc.	148

11,235	Republic Services, Inc., Class – A	972

17,675	Rollins, Inc.	602

1,636	Stericycle, Inc. (a)	83

6,353	Waste Connections, Inc.	584

22,346	Waste Management, Inc.	2,570

		7,142

	Communications Equipment — 0.98%

2,921	Arista Networks, Inc. (a)	698

2,878	Ciena Corp. (a)	113

206,046	Cisco Systems, Inc.	10,181

3,602	Commscope Holding, Inc. (a)	42

917	EchoStar Corp., Class – A (a)	36

2,637	F5 Networks, Inc. (a)	370

5,842	Juniper Networks, Inc.	145

8,234	Motorola Solutions, Inc.	1,403

4,432	Palo Alto Networks, Inc. (a)	903

784	Ubiquiti, Inc.	93

1,048	ViaSat, Inc. (a)	79

		14,063

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Construction & Engineering — 0.04%

2,966	AECOM Technology Corp. (a)	$111

2,751	Fluor Corp.	53

2,430	Jacobs Engineering Group, Inc.	223

3,389	Quanta Services, Inc.	128

414	Valmont Industries, Inc.	57

		572

	Construction Materials — 0.31%

1,934	Eagle Materials, Inc., Class – A	174

12,564	Martin Marietta Materials, Inc.	3,444

5,963	Vulcan Materials Co.	902

		4,520

	Consumer Finance — 0.39%

7,044	Ally Financial, Inc.	234

23,629	American Express Co.	2,794

8,361	Capital One Financial Corp.	761

481	Credit Acceptance Corp. (a)	222

9,351	Discover Financial Services	758

2,842	Navient Corp.	36

851	OneMain Holdings, Inc.	31

2,194	Santander Consumer USA Holdings, Inc.	56

8,247	SLM Corp.	73

18,035	Synchrony Financial	615

		5,580

	Containers & Packaging — 0.32%

2,005	AptarGroup, Inc.	237

155	Ardagh Group SA	2

4,640	Avery Dennison Corp.	527

21,295	Ball Corp.	1,551

4,212	Berry Plastics Group, Inc. (a)	165

8,411	Crown Holdings, Inc. (a)	556

5,715	Graphic Packaging Holding Co.	84

7,225	International Paper Co.	302

3,033	Owens-Illinois, Inc.	31

1,639	Packaging Corporation of America	174

15,067	Sealed Air Corp.	626

1,479	Silgan Holdings	44

1,621	Sonoco Products Co.	94

4,875	WestRock Co.	178

		4,571

	Distributors — 0.10%

7,726	Genuine Parts Co.	769

10,384	LKQ Corp. (a)	327

1,897	Pool Corp.	383

		1,479

	Diversified Consumer Services — 0.28%

2,824	Bright Horizons Family Solutions, Inc. (a)	431

51,832	Frontdoor, Inc. (a)	2,516

78	Graham Holdings Co.	52

983	Grand Canyon Education, Inc. (a)	97

23,775	H&R Block, Inc.	562

5,146	Service Corporation International	246

3,154	ServiceMaster Global Holdings, Inc. (a)	176

		4,080

	Diversified Financial Services — 0.54%

4,865	AXA Equitable Holdings, Inc.	108

35,319	Berkshire Hathaway, Inc., Class – B (a)	7,347

4,752	Jefferies Financial Group, Inc.	87

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Diversified Financial Services (continued)

2,776	Voya Financial, Inc.	$151

		7,693

	Diversified Telecommunication Services — 0.83%

147,578	AT&T, Inc.	5,584

19,984	CenturyLink, Inc.	249

86,376	Verizon Communications, Inc.	5,214

27,183	Zayo Group Holdings, Inc. (a)	922

		11,969

	Electric Utilities — 1.56%

19,211	Alliant Energy Corp.	1,036

17,858	American Electric Power, Inc.	1,673

1,053	Avangrid, Inc.	55

21,935	Duke Energy Corp.	2,103

15,722	Edison International	1,186

10,557	Entergy Corp.	1,239

17,133	Evergy, Inc.	1,140

15,650	Eversource Energy	1,338

33,666	Exelon Corp.	1,626

26,466	FirstEnergy Corp.	1,276

2,052	Hawaiian Electric Industries, Inc.	94

942	IDACORP, Inc.	106

12,207	NextEra Energy, Inc.	2,844

20,818	OGE Energy Corp.	945

9,797	PG&E Corp. (a)	98

10,321	Pinnacle West Capital Corp.	1,002

39,576	PPL Corp.	1,246

32,566	The Southern Co.	2,012

21,841	Xcel Energy, Inc.	1,417

		22,436

	Electrical Equipment — 0.28%

1,083	Acuity Brands, Inc.	146

9,482	AMETEK, Inc.	871

7,742	Eaton Corp. PLC	644

12,627	Emerson Electric Co.	844

1,000	GrafTech International Ltd.	13

1,785	Hubbell, Inc.	235

3,050	nVent Electric PLC	67

821	Regal-Beloit Corp.	60

5,634	Rockwell Automation, Inc.	927

5,006	Sensata Technologies Holding PLC (a)	251

		4,058

	Electronic Equipment, Instruments & Components — 0.41%

13,974	Amphenol Corp., Class – A	1,347

1,606	Arrow Electronics, Inc. (a)	120

1,675	Avnet, Inc.	75

6,945	CDW Corporation of Delaware	856

8,107	Cognex Corp.	398

459	Coherent, Inc. (a)	71

21,475	Corning, Inc.	612

1,493	Dolby Laboratories, Inc., Class – A	97

4,138	FLIR Systems, Inc.	218

781	IPG Photonics Corp. (a)	106

3,920	Jabil Circuit, Inc.	140

8,958	Keysight Technologies, Inc. (a)	871

457	Littelfuse, Inc.	81

2,362	National Instruments Corp.	99

780	SYNNEX Corp.	88

6,174	Trimble Navigation Ltd. (a)	240

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

2,605	Zebra Technologies Corp., Class – A (a)	$538

		5,957

	Energy Equipment & Services — 0.12%

1,556	Apergy Corp. (a)	42

11,322	Baker Hughes, Inc.	263

15,431	Halliburton Co.	291

2,070	Helmerich & Payne, Inc.	83

7,394	National Oilwell Varco, Inc.	157

4,090	Patterson-UTI Energy, Inc.	35

24,797	Schlumberger Ltd.	847

10,013	Transocean Ltd. (a)	45

		1,763

	Entertainment — 2.14%

14,817	Activision Blizzard, Inc.	784

2,031	Cinemark Holdings, Inc.	78

13,296	Electronic Arts, Inc. (a)	1,301

433	Liberty Media Group, Class – A (a)	17

6,549	Liberty Media Group, Class – C (a)	272

337	Lions Gate Entertainment Corp., Class – A (a)	3

1,899	Lions Gate Entertainment Corp., Class – B (a)	17

6,206	Live Nation Entertainment, Inc. (a)	412

47,915	Netflix, Inc. (a)	12,824

71,645	Sea Ltd., ADR (a)	2,217

22,653	Spotify Technology SA (a)	2,582

3,570	Take-Two Interactive Software, Inc. (a)	447

410	The Madison Square Garden Co., Class – A (a)	108

68,908	The Walt Disney Co.	8,980

77	Viacom, Inc., Class – A	2

20,715	Viacom, Inc., Class – B	498

2,196	World Wrestling Entertainment, Inc., Class – A	156

20,327	Zynga, Inc. (a)	118

		30,816

	Equity Real Estate Investment Trusts — 4.01%

5,772	Alexandria Real Estate Equities, Inc.	889

2,582	American Campus Communities, Inc.	124

8,362	American Homes 4 Rent, Class – A	216

31,070	American Tower Corp.	6,872

9,324	Americold Realty Trust	346

2,492	Apartment Investment & Management Co.	130

4,117	Apple Hospitality REIT, Inc.	68

5,783	AvalonBay Communities, Inc.	1,245

7,108	Boston Properties, Inc.	922

3,350	Brandywine Realty Trust	51

4,845	Brixmor Property Group, Inc.	98

3,966	Brookfield Property REIT, Inc., Class – A	81

8,056	Camden Property Trust	894

9,196	Colony Capital, Inc.	55

2,257	Columbia Property Trust, Inc.	48

1,522	Coresite Realty Corp.	185

1,968	Corporate Office Properties Trust	59

2,721	Cousins Properties, Inc.	102

36,087	Crown Castle International Corp.	5,017

3,516	CubeSmart	123

1,981	CyrusOne, Inc.	157

8,651	Digital Realty Trust, Inc.	1,123

3,046	Douglas Emmett, Inc.	130

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

24,290	Duke Realty Corp.	$825

2,697	Empire State Realty Trust, Inc., Class – A	38

1,398	EPR Properties	107

5,098	Equinix, Inc.	2,942

2,230	Equity Commonwealth	76

9,620	Equity Lifestyle Properties, Inc.	1,285

15,079	Equity Residential	1,301

3,441	Essex Property Trust, Inc.	1,124

11,600	Extra Space Storage, Inc.	1,355

6,287	Federal Realty Investment Trust	856

3,819	Gaming & Leisure Properties, Inc.	146

29,705	HCP, Inc.	1,058

3,346	Healthcare Trust of America, Inc., Class – A	98

1,926	Highwoods Properties, Inc.	87

30,006	Host Hotels & Resorts, Inc.	519

2,923	Hudson Pacific Property, Inc.	98

31,827	Invitation Homes, Inc.	942

23,918	Iron Mountain, Inc.	775

2,302	JBG SMITH Properties	90

1,915	Kilroy Realty Corp.	149

39,039	Kimco Realty Corp.	815

4,132	Lamar Advertising Co., Class – A	339

14,146	Liberty Property Trust	726

868	Life Storage, Inc.	91

7,951	Medical Properties Trust, Inc.	156

7,387	Mid-America Apartment Communities, Inc.	960

15,703	National Retail Properties, Inc.	886

4,072	OMEGA Healthcare Investors, Inc.	170

3,321	Outfront Media, Inc.	92

3,906	Paramount Group, Inc.	52

3,812	Parks Hotels & Resorts, Inc.	95

17,148	Prologis, Inc.	1,461

8,995	Public Storage	2,207

2,447	Rayonier, Inc.	69

15,105	Realty Income Corp.	1,158

12,885	Regency Centers Corp.	895

4,119	Retail Properties of America, Inc., Class – A	51

7,796	SBA Communications Corp.	1,880

3,086	Service Properties Trust	80

17,893	Simon Property Group, Inc.	2,786

2,930	SITE Centers Corp.	44

8,073	SL Green Realty Corp.	660

1,626	Spirit Realty Capital, Inc.	78

3,733	Store Capital Corp.	140

7,386	Sun Communities, Inc.	1,096

1,129	Taubman Centers, Inc.	46

21,684	The Macerich Co.	685

20,104	UDR, Inc.	975

16,870	Ventas, Inc.	1,232

81,402	VEREIT, Inc.	796

7,830	VICI Properties, Inc.	177

12,798	Vornado Realty Trust	815

2,270	Weingarten Realty Investors	66

15,328	Welltower, Inc.	1,389

23,610	Weyerhaeuser Co.	654

11,167	WP Carey, Inc.	999

		57,627

	Food & Staples Retailing — 1.34%

978	Casey’s General Stores, Inc.	158

37,544	Costco Wholesale Corp.	10,816

225	Grocery Outlet Holding Corp. (a)	8

3,646	Sprouts Farmers Market, Inc. (a)	71

30,682	Sysco Corp.	2,436

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Food & Staples Retailing (continued)

39,334	The Kroger Co.	$1,014

4,081	US Foods Holding Corp. (a)	168

16,887	Walgreens Boots Alliance, Inc.	934

30,384	Wal-Mart Stores, Inc.	3,606

		19,211

	Food Products — 1.22%

23,188	Archer-Daniels-Midland Co.	952

288	Beyond Meat, Inc. (a)	43

14,354	Bunge Ltd.	813

22,537	Campbell Soup Co.	1,057

29,727	ConAgra Foods, Inc.	912

3,564	Flowers Foods, Inc.	82

24,006	General Mills, Inc.	1,323

11,033	Hershey Co.	1,711

20,373	Hormel Foods Corp.	891

9,102	Ingredion, Inc.	744

18,355	Kellogg Co.	1,181

13,669	Lamb Weston Holding, Inc.	994

8,588	McCormick & Company, Inc.	1,342

35,199	Mondelez International, Inc., Class – A	1,948

1,705	Pilgrim’s Pride Corp. (a)	55

2,066	Post Holdings, Inc. (a)	219

6	Seaboard Corp.	26

1,767	The Hain Celestial Group, Inc. (a)	38

8,944	The J.M. Smucker Co.	984

33,626	The Kraft Heinz Co.	939

1,329	TreeHouse Foods, Inc. (a)	74

12,611	Tyson Foods, Inc., Class – A	1,086

		17,414

	Gas Utilities — 0.14%

8,967	Atmos Energy Corp.	1,021

1,538	National Fuel Gas Co.	72

18,536	UGI Corp.	932

		2,025

	Health Care Equipment & Supplies — 2.97%

53,244	Abbott Laboratories	4,454

2,173	Abiomed, Inc. (a)	387

3,746	Align Technology, Inc. (a)	678

17,686	Baxter International, Inc.	1,547

5,945	Becton, Dickinson & Co.	1,504

66,181	Boston Scientific Corp. (a)	2,693

1,291	Cantel Medical Corp.	97

27,759	Danaher Corp.	4,009

13,985	Dentsply Sirona, Inc.	746

11,829	Dexcom, Inc. (a)	1,765

19,862	Edwards Lifesciences Corp. (a)	4,367

2,134	Hill-Rom Holdings, Inc.	225

13,707	Hologic, Inc. (a)	692

487	ICU Medical, Inc. (a)	78

4,068	IDEXX Laboratories, Inc. (a)	1,106

2,811	Insulet Corp. (a)	464

1,346	Integra LifeSciences Holdings Corp. (a)	81

10,699	Intuitive Surgical, Inc. (a)	5,776

2,203	Masimo Corp. (a)	328

28,323	Medtronic PLC	3,076

1,508	Penumbra, Inc. (a)	203

7,857	ResMed, Inc.	1,062

3,742	STERIS PLC	541

16,406	Stryker Corp.	3,549

2,183	Teleflex, Inc.	742

1,941	The Cooper Companies, Inc.	576

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

5,919	Varian Medical Systems, Inc. (a)	$705

3,062	West Pharmaceutical Services, Inc.	434

4,308	Zimmer Holdings, Inc.	591

		42,476

	Health Care Providers & Services — 2.13%

1,651	Acadia Healthcare Company, Inc. (a)	51

9,286	AmerisourceBergen Corp.	765

7,897	Anthem, Inc.	1,896

7,950	Cardinal Health, Inc.	375

69,177	Centene Corp. (a)	2,993

761	Chemed Corp.	318

11,721	Cigna Corp.	1,779

1,196	Covetrus, Inc. (a)	14

29,022	CVS Caremark Corp.	1,830

3,569	DaVita Healthcare Partners, Inc. (a)	204

3,353	Encompass Health Corp.	212

1,692	Guardant Health, Inc. (a)	108

11,942	HCA Holdings, Inc.	1,438

9,912	Henry Schein, Inc. (a)	629

14,346	Humana, Inc.	3,668

3,894	Laboratory Corporation of America Holdings (a)	654

6,291	McKesson Corp.	860

1,786	MEDNAX, Inc. (a)	40

2,652	Molina Heathcare, Inc. (a)	291

1,003	Premier, Inc., Class – A (a)	29

6,947	Quest Diagnostics, Inc.	744

46,326	UnitedHealth Group, Inc.	10,068

5,053	Universal Health Services, Inc., Class – B	752

3,528	WellCare Health Plans, Inc. (a)	914

		30,632

	Health Care Technology — 0.17%

17,354	Cerner Corp.	1,183

1,435	Change Healthcare, Inc. (a)	17

2,916	Medidata Solutions, Inc. (a)	267

6,124	Veeva Systems, Inc. (a)	935

		2,402

	Hotels, Restaurants & Leisure — 2.13%

12,242	Aramark	534

10,893	Caesars Entertainment Corp. (a)	127

11,234	Carnival Corp., Class – A	491

4,391	Chipotle Mexican Grill, Inc. (a)	3,691

899	Choice Hotels International, Inc.	80

10,240	Darden Restaurants, Inc.	1,211

3,873	Domino’s Pizza, Inc.	947

3,872	Dunkin’ Brands Group, Inc.	307

3,595	Extended Stay America, Inc.	53

1,627	Hilton Grand Vacations (a)	52

40,668	Hilton Worldwide Holdings, Inc.	3,787

765	Hyatt Hotels Corp., Class – A	56

1,904	International Game Technology PLC	27

11,204	Las Vegas Sands Corp.	647

26,675	Marriott International, Inc., Class – A	3,318

20,518	McDonald’s Corp.	4,405

11,138	MGM Resorts International	309

5,141	Norwegian Cruise Line Holdings Ltd. (a)	266

4,096	Planet Fitness, Inc., Class – A (a)	237

3,043	Royal Caribbean Cruises Ltd.	330

1,646	Six Flags Entertainment Corp.	84

63,015	Starbucks Corp.	5,571

8,912	The Wendy’s Co.	178

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hotels, Restaurants & Leisure (continued)

1,846	Vail Resorts, Inc.	$420

2,655	Wyndham Hotels & Resorts, Inc.	137

1,821	Wyndham Worldwide Corp.	84

4,097	Wynn Resorts Ltd.	445

15,296	Yum China Holdings, Inc.	695

18,121	YUM! Brands, Inc.	2,055

		30,544

	Household Durables — 0.33%

10,812	D.R. Horton, Inc.	570

6,612	Garmin Ltd.	560

2,484	Leggett & Platt, Inc.	102

12,325	Lennar Corp., Class – A	688

406	Lennar Corp., Class – B	18

1,034	Mohawk Industries, Inc. (a)	128

6,277	Newell Rubbermaid, Inc.	118

299	NVR, Inc. (a)	1,112

15,287	PulteGroup, Inc.	559

4,014	Roku, Inc. (a)	408

2,203	Tempur Sealy International, Inc. (a)	170

2,585	Toll Brothers, Inc.	106

1,187	Whirlpool Corp.	188

		4,727

	Household Products — 0.92%

20,611	Church & Dwight Co., Inc.	1,551

23,954	Colgate-Palmolive Co.	1,761

1,185	Energizer Holdings, Inc.	52

10,924	Kimberly-Clark Corp.	1,552

588	Spectrum Brands Holdings, Inc.	31

9,623	The Clorox Co.	1,461

54,313	The Procter & Gamble Co.	6,755

		13,163

	Independent Power and Renewable Electricity Producers — 0.13%

8,568	NRG Energy, Inc., Class – C	339

49,350	The AES Corp.	807

27,692	Vistra Energy Corp.	740

		1,886

	Industrial Conglomerates — 0.73%

22,837	3M Co.	3,754

2,407	Carlisle Companies, Inc.	350

155,289	General Electric Co.	1,388

24,256	Honeywell International, Inc.	4,105

2,308	Roper Industries, Inc.	823

		10,420

	Insurance — 2.07%

23,686	Aflac, Inc.	1,239

947	Alleghany Corp. (a)	755

10,658	Allstate Corp.	1,158

5,565	American Financial Group, Inc.	600

21,542	American International Group, Inc.	1,200

157	American National Insurance Co.	19

13,516	Aon PLC	2,617

21,915	Arch Capital Group Ltd. (a)	920

8,969	Arthur J. Gallagher & Co.	803

4,437	Assurant, Inc.	558

1,569	Assured Guaranty Ltd.	70

6,421	Athene Holding Ltd. (a)	270

1,869	AXIS Capital Holdings Ltd.	125

2,278	Brighthouse Financial, Inc. (a)	92

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

4,491	Brown & Brown, Inc.	$162

11,641	Chubb Ltd.	1,879

6,511	Cincinnati Financial Corp.	760

569	CNA Financial Corp.	28

3,590	Erie Indemnity Co., Class – A	666

3,716	Everest Re Group Ltd.	988

2,058	First American Financial Corp.	121

17,203	FNF Group	764

4,171	Globe Life, Inc.	399

660	Hanover Insurance Group, Inc.	89

13,530	Hartford Financial Services Group, Inc.	820

1,503	Kemper Corp.	117

3,558	Lincoln National Corp.	215

9,781	Loews Corp.	504

721	Markel Corp. (a)	852

26,431	Marsh & McLennan Companies, Inc.	2,645

527	Mercury General Corp.	29

14,368	MetLife, Inc.	678

5,358	Old Republic International Corp.	126

1,743	Primerica, Inc.	222

4,885	Principal Financial Group, Inc.	279

7,437	Prudential Financial, Inc.	669

3,012	Reinsurance Group of America	482

4,711	RenaissanceRe Holdings Ltd.	911

20,109	The Progressive Corp.	1,554

9,440	The Travelers Companies, Inc.	1,405

3,867	Unum Group	115

11,153	W.R. Berkley Corp.	806

58	White Mountains Insurance Group Ltd.	63

4,509	Willis Towers Watson PLC	870

		29,644

	Interactive Media & Services — 6.06%

20,855	Alphabet, Inc., Class – A (a)	25,467

18,988	Alphabet, Inc., Class – C (a)	23,146

159,098	Facebook, Inc., Class – A (a)	28,333

12,721	InterActive Corp. (a)	2,773

2,543	Match Group, Inc.	182

80,623	Tencent Holdings Ltd., ADR	3,356

4,400	TripAdvisor, Inc. (a)	170

36,125	Twitter, Inc. (a)	1,488

1,078	Zillow Group, Inc., Class – A (a)	32

73,824	Zillow Group, Inc., Class – C (a)	2,201

		87,148

	Internet & Direct Marketing Retail — 4.91%

45,813	Alibaba Group Holding Ltd., ADR (a)	7,662

27,369	Amazon.com, Inc. (a)	47,510

3,346	Booking Holdings, Inc. (a)	6,567

100,673	eBay, Inc.	3,924

53,357	Etsy, Inc. (a)	3,015

8,908	Expedia, Inc.	1,197

4,416	GrubHub, Inc. (a)	248

6,231	Qurate Retail, Inc. (a)	64

2,923	Wayfair, Inc., Class – A (a)	328

		70,515

	IT Services — 7.27%

30,482	Accenture PLC, Class – A	5,863

7,308	Akamai Technologies, Inc. (a)	668

857	Alliance Data Systems Corp.	110

2,349	Amdocs Ltd.	155

20,811	Automatic Data Processing, Inc.	3,359

7,043	Black Knight, Inc. (a)	430

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

6,735	Booz Allen Hamilton Holding Corp.	$478

6,490	Broadridge Financial Solutions, Inc.	808

460	CACI International, Inc., Class – A (a)	106

14,928	Cognizant Technology Solutions Corp.	900

1,813	CoreLogic, Inc. (a)	84

5,143	DXC Technology Co.	152

2,543	EPAM Systems, Inc. (a)	464

2,343	Euronet Worldwide, Inc. (a)	343

42,466	Fidelity National Information Services, Inc.	5,638

28,599	Fiserv, Inc. (a)	2,963

11,094	FleetCor Technologies, Inc. (a)	3,182

4,191	Gartner Group, Inc. (a)	599

8,377	Genpact Ltd.	325

14,350	Global Payments, Inc.	2,282

47,847	GoDaddy, Inc., Class – A (a)	3,157

31,977	International Business Machines Corp.	4,650

5,814	Jack Henry & Associates, Inc.	849

4,086	Leidos Holdings, Inc.	351

81,610	MasterCard, Inc., Class – A	22,162

1,968	MongoDB, Inc. (a)	237

4,906	Okta, Inc. (a)	483

17,749	Paychex, Inc.	1,469

109,387	PayPal Holdings, Inc. (a)	11,330

5,838	Sabre Corp.	131

3,577	Shopify, Inc. (a)	1,115

36,272	Square, Inc., Class – A (a)	2,247

2,178	Switch, Inc., Class – A	34

5,145	Teradata Corp. (a)	159

14,754	Twilio, Inc., Class – A (a)	1,622

4,054	VeriSign, Inc. (a)	765

137,578	Visa, Inc., Class – A	23,664

29,249	Western Union Co.	678

2,044	WEX, Inc. (a)	413

		104,425

	Leisure Products — 0.10%

1,643	Brunswick Corp.	86

8,448	Hasbro, Inc.	1,003

14,117	Mattel, Inc. (a)	161

2,436	Polaris Industries, Inc.	214

		1,464

	Life Sciences Tools & Services — 1.34%

512	Adaptive Biotechnologies (a)	16

6,755	Agilent Technologies, Inc.	518

163,462	Avantor, Inc. (a)	2,403

356	Bio-Rad Laboratories, Inc., Class – A (a)	118

1,846	Bio-Techne Corp.	361

4,910	Bruker Biosciences Corp.	216

2,218	Charles River Laboratories International, Inc. (a)	294

17,624	Illumina, Inc. (a)	5,361

21,809	IQVIA Holdings, Inc. (a)	3,258

1,156	Mettler-Toledo International, Inc. (a)	814

2,888	PerkinElmer, Inc.	246

2,973	PRA Health Sciences, Inc. (a)	295

4,202	Qiagen N.V. (a)	139

15,279	Thermo Electron Corp.	4,450

3,257	Waters Corp. (a)	727

		19,216

	Machinery — 1.03%

1,007	AGCO Corp.	76

5,196	Allison Transmission Holdings, Inc.	244

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

11,210	Caterpillar, Inc.	$1,416

1,621	Colfax Corp. (a)	47

989	Crane Co.	80

2,737	Cummins, Inc.	445

6,720	Deere & Co.	1,134

5,905	Donaldson Company, Inc.	308

4,472	Dover Corp.	445

3,368	Flowserve Corp.	157

7,170	Fortive Corp.	492

2,402	Gardner Denver Holdings, Inc. (a)	68

304	Gates Industrial Corp. PLC (a)	3

8,145	Graco, Inc.	375

2,438	IDEX Corp.	400

15,455	Illinois Tool Works, Inc.	2,418

10,965	Ingersoll-Rand PLC	1,351

1,657	ITT, Inc.	101

2,648	Lincoln Electric Holdings, Inc.	230

2,522	Nordson, Inc.	369

1,334	Oshkosh Corp.	101

6,193	PACCAR, Inc.	434

2,336	Parker Hannifin Corp.	422

2,776	Pentair PLC	105

957	Snap-on, Inc.	150

2,764	Stanley Black & Decker, Inc.	399

5,158	The Middleby Corp. (a)	603

1,306	The Timken Co.	57

5,118	The Toro Co.	375

1,246	Trinity Industries, Inc.	25

4,871	WABCO Holdings, Inc. (a)	651

4,666	Wabtec Corp.	335

2,324	Woodward, Inc.	251

8,442	Xylem, Inc.	672

		14,739

	Marine — 0.01%

1,164	Kirby Corp. (a)	96

	Media — 1.87%

107,814	Altice USA, Inc., Class A (a)	3,092

2,307	AMC Networks, Inc. (a)	113

212	Cable One, Inc.	266

20,712	CBS Corp., Class – B	836

12,706	Charter Communications, Inc., Class – A (a)	5,236

207,724	Comcast Corp., Class – A	9,365

8,022	Discovery Communications, Inc., Class – A (a)	214

6,569	Discovery Communications, Inc., Class – C (a)	162

4,421	Dish Network Corp. (a)	151

7,246	Fox Corp., Class – A	229

3,581	Fox Corp., Class – B	113

1,618	GCI Liberty, Inc., Class – A (a)	100

899	John Wiley & Sons, Inc., Class – A	40

487	Liberty Broadband, Class – A (a)	51

29,017	Liberty Broadband, Class – C (a)	3,037

11,215	Liberty SiriusXM Group, Class – A (a)	466

11,591	Liberty SiriusXM Group, Class – C (a)	486

2,341	News Corp., Inc.	33

7,241	News Corp., Inc., Class – A	101

1,928	Nexstar Broadcasting Group, Inc., Class – A	197

14,520	Omnicom Group, Inc.	1,137

2,921	Sinclair Broadcast Group, Inc., Class – A	125

104,757	Sirius XM Holdings, Inc.	655

23,587	The Interpublic Group of Companies, Inc.	509

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Media (continued)

3,980	The New York Times Co., Class – A	$113

		26,827

	Metals & Mining — 0.17%

3,540	Alcoa Corp. (a)	71

25,583	Freeport-McMoRan Copper & Gold, Inc.	245

35,029	Newmont Mining Corp.	1,327

5,393	Nucor Corp.	275

1,058	Reliance Steel & Aluminum Co.	105

1,825	Royal Gold, Inc.	225

3,252	Southern Copper Corp.	111

3,475	Steel Dynamics, Inc.	104

3,353	United States Steel Corp.	39

		2,502

	Mortgage Real Estate Investment Trusts — 0.17%

61,215	AGNC Investment Corp.	985

120,057	Annaly Capital Management, Inc.	1,056

3,538	Chimera Investment Corp.	69

8,498	MFA Financial, Inc.	63

7,642	New Residential Investment Corp.	120

5,058	Starwood Property Trust, Inc.	123

4,669	Two Harbors Investment Corp.	61

		2,477

	Multiline Retail — 0.41%

14,368	Dollar General Corp.	2,284

12,620	Dollar Tree, Inc. (a)	1,441

2,768	Kohl’s Corp.	137

5,797	Macy’s, Inc.	90

8,845	Nordstrom, Inc.	298

2,641	Ollie’s Bargain Outlet Holdings, Inc. (a)	155

13,319	Target Corp.	1,424

		5,829

	Multi-Utilities — 0.93%

14,601	Ameren Corp.	1,169

35,017	CenterPoint Energy, Inc.	1,057

17,782	CMS Energy Corp.	1,137

15,140	Consolidated Edison, Inc.	1,430

24,730	Dominion Resources, Inc.	2,004

9,585	DTE Energy Co.	1,274

3,676	MDU Resources Group, Inc.	104

32,638	NiSource, Inc.	977

22,114	Public Service Enterprise Group, Inc.	1,373

10,195	Sempra Energy	1,505

14,251	WEC Energy Group, Inc.	1,355

		13,385

	Oil, Gas & Consumable Fuels — 1.56%

4,378	Antero Midstream Corp.	32

4,614	Antero Resources Corp. (a)	14

6,558	Apache Corp.	168

38,382	Cabot Oil & Gas Corp.	674

3,508	Centennial Resource Development, Inc., Class – A (a)	16

8,213	Cheniere Energy, Inc. (a)	518

19,330	Chesapeake Energy Corp. (a)	27

36,821	Chevron Corp.	4,367

1,859	Cimarex Energy Co.	89

3,514	Concho Resources, Inc.	239

20,284	ConocoPhillips	1,156

1,640	Continental Resources, Inc. (a)	50

7,156	Devon Energy Corp.	172

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

4,032	Diamondback Energy, Inc.	$363

10,387	EOG Resources, Inc.	771

4,857	EQT Corp.	52

4,668	Equitrans Midstream Corp.	68

80,839	Exxon Mobil Corp.	5,708

4,765	Hess Corp.	288

2,685	HollyFrontier Corp.	144

41,288	Kinder Morgan, Inc.	851

5,199	Kosmos Energy Ltd.	32

14,309	Marathon Oil Corp.	176

12,034	Marathon Petroleum Corp.	731

3,109	Murphy Oil Corp.	69

8,328	Noble Energy, Inc.	187

21,988	Occidental Petroleum Corp.	978

11,500	ONEOK, Inc.	847

9,395	Parsley Energy, Inc., Class – A	158

2,260	PBF Energy, Inc., Class – A	61

8,121	Phillips 66	832

5,151	Pioneer Natural Resources Co.	648

10,171	Plains GP Holdings LP, Class – A	216

4,030	Range Resources Corp.	15

3,991	Targa Resources Corp.	160

30,495	The Williams Companies, Inc.	734

7,634	Valero Energy Corp.	651

7,529	WPX Energy, Inc. (a)	80

		22,342

	Paper & Forest Products — 0.00%

1,190	Domtar Corp.	43

	Personal Products — 0.47%

56,658	Coty, Inc., Class – A	595

2,468	Herbalife Ltd. (a)	93

1,110	Nu Skin Enterprises, Inc., Class – A	47

29,741	The Estee Lauder Companies, Inc., Class – A	5,918

		6,653

	Pharmaceuticals — 2.78%

7,800	Allergan PLC	1,313

72,971	AstraZeneca PLC, ADR	3,252

57,348	Bristol-Myers Squibb Co.	2,908

2,737	Catalent, Inc. (a)	130

6,486	Elanco Animal Health, Inc. (a)	172

45,463	Eli Lilly & Co.	5,084

4,116	Horizon Therapeutics PLC (a)	112

5,458	Jazz Pharmaceuticals PLC (a)	699

64,242	Johnson & Johnson	8,312

125,893	Merck & Co., Inc.	10,599

9,864	Mylan N.V. (a)	195

3,556	Nektar Therapeutics (a)	65

2,418	Perrigo Co. PLC	135

112,021	Pfizer, Inc.	4,025

22,829	Zoetis, Inc.	2,844

		39,845

	Professional Services — 0.61%

1,728	CoStar Group, Inc. (a)	1,025

7,650	Equifax, Inc.	1,076

56,041	IHS Markit Ltd. (a)	3,748

956	ManpowerGroup, Inc.	81

16,670	Nielsen Holdings PLC	354

5,345	Robert Half International, Inc.	298

8,881	TransUnion Holding Company, Inc.	720

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Professional Services (continued)

9,751	Versik Analytics, Inc., Class – A	$1,542

		8,844

	Real Estate Management & Development — 0.06%

9,970	CBRE Group, Inc., Class – A (a)	528

1,165	Howard Hughes Corp. (a)	151

1,025	Jones Lang LaSalle, Inc.	143

		822

	Road & Rail — 1.20%

1,751	AMERCO, Inc.	683

22,043	CSX Corp.	1,527

1,255	Genesee & Wyoming, Inc., Class – A (a)	139

3,729	Hunt (JB) Transportation Services, Inc.	413

1,769	Kansas City Southern	235

2,401	Knight-Swift Transportation Holdings, Inc.	87

1,666	Landstar System, Inc.	188

696	Lyft, Inc., Class – A (a)	28

5,838	Norfolk Southern Corp.	1,049

2,071	Old Dominion Freight Line, Inc.	352

990	Ryder System, Inc.	51

1,009	Schneider National, Inc.	22

78,030	Uber Technologies, Inc. (a)	2,378

62,598	Union Pacific Corp.	10,139

		17,291

	Semiconductors & Semiconductor Equipment — 3.28%

48,082	Advanced Micro Devices, Inc. (a)	1,394

8,073	Analog Devices, Inc.	902

32,036	Applied Materials, Inc.	1,599

27,139	Broadcom, Inc.	7,491

2,207	Cree, Inc. (a)	108

6,798	Cypress Semiconductor Corp.	159

6,522	Entegris, Inc.	307

1,554	First Solar, Inc. (a)	90

80,080	Intel Corp.	4,127

7,746	KLA-Tencor Corp.	1,235

6,510	Lam Research Corp.	1,505

11,605	Marvell Technology Group Ltd.	290

7,767	Maxim Integrated Products, Inc.	450

6,147	Microchip Technology, Inc.	571

19,815	Micron Technology, Inc. (a)	849

1,015	MKS Instruments, Inc.	94

2,017	Monolithic Power Systems, Inc.	314

44,077	NVIDIA Corp.	7,671

24,788	NXP Semiconductors N.V.	2,704

7,086	ON Semiconductor Corp. (a)	136

2,144	Qorvo, Inc. (a)	159

85,911	Qualcomm, Inc.	6,553

3,283	Skyworks Solutions, Inc.	260

8,102	Teradyne, Inc.	469

44,836	Texas Instruments, Inc.	5,795

2,101	Universal Display Corp.	353

4,968	Versum Materials, Inc.	263

12,185	Xilinx, Inc.	1,169

		47,017

	Software — 9.76%

1,829	2U, Inc. (a)	30

49,282	Adobe Systems, Inc. (a)	13,614

21,026	Alteryx, Inc. (a)	2,259

4,171	Anaplan, Inc. (a)	196

3,954	ANSYS, Inc. (a)	875

3,297	Aspen Technology, Inc. (a)	406

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

5,033	Atlassian Corp. PLC, Class – A (a)	$631

9,079	Autodesk, Inc. (a)	1,341

2,152	Avalara, Inc. (a)	145

13,170	Cadence Design Systems, Inc. (a)	870

13,355	CDK Global, Inc.	642

3,472	Ceridian HCM Holding, Inc. (a)	171

9,397	Citrix Systems, Inc.	907

2,938	Coupa Software, Inc. (a)	381

7,425	DocuSign, Inc. (a)	460

10,065	Dropbox, Inc. (a)	203

1,363	Dynatrace, Inc. (a)	25

2,041	Elastic N.V. (a)	168

1,331	Fair Isaac Corp. (a)	404

10,204	FireEye, Inc. (a)	136

6,880	Fortinet, Inc. (a)	528

3,978	Guidewire Software, Inc. (a)	419

1,909	HubSpot, Inc. (a)	289

11,903	Intuit, Inc.	3,165

985	LogMeln, Inc.	70

3,103	Manhattan Associates, Inc. (a)	250

525	Medallia, Inc. (a)	14

456,885	Microsoft Corp.	63,522

2,352	New Relic, Inc. (a)	145

5,410	Nuance Communications, Inc. (a)	88

6,665	Nutanix, Inc., Class – A (a)	175

107,781	Oracle Corp.	5,931

564	PagerDuty, Inc. (a)	16

2,381	PAYCOM Software, Inc. (a)	499

1,639	Paylocity Holding Corp. (a)	160

1,817	Pegasystems, Inc.	124

3,082	Pluralsight, Inc., Class – A (a)	52

2,592	Proofpoint, Inc. (a)	334

4,782	PTC, Inc. (a)	326

3,705	RealPage, Inc. (a)	233

3,415	RingCentral, Inc., Class – A (a)	429

85,937	Salesforce.com, Inc. (a)	12,756

13,834	SAP AG, ADR	1,631

27,364	ServiceNow, Inc. (a)	6,946

4,278	Smartsheet, Inc. (a)	154

982	SolarWinds Corp. (a)	18

23,461	Splunk, Inc. (a)	2,765

65,696	SS&C Technologies Holdings, Inc.	3,388

10,641	Symantec Corp.	251

7,127	Synopsys, Inc. (a)	978

62,998	Talend SA, ADR (a)	2,141

1,832	The Trade Desk, Inc. (a)	344

1,793	Tyler Technologies, Inc. (a)	471

3,835	VMware, Inc., Class – A	575

25,862	Workday, Inc., Class – A (a)	4,396

38,304	Zendesk, Inc. (a)	2,792

2,952	Zscaler, Inc. (a)	140

		140,379

	Specialty Retail — 2.34%

4,492	Advance Auto Parts, Inc.	743

1,052	AutoNation, Inc. (a)	53

1,773	AutoZone, Inc. (a)	1,923

5,510	Best Buy Co., Inc.	380

3,754	Burlington Stores, Inc. (a)	750

6,210	CarMax, Inc. (a)	546

33,304	Carvana Co. (a)	2,198

957	Dick’s Sporting Goods, Inc.	39

2,615	Five Below, Inc. (a)	330

3,045	Floor & Decor Holdings, Inc., Class – A (a)	156

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

1,708	Foot Locker, Inc.	$74

4,242	Gap, Inc.	74

5,574	L Brands, Inc.	109

37,782	Lowe’s Companies, Inc.	4,155

4,916	O’Reilly Automotive, Inc. (a)	1,959

682	Penske Automotive Group, Inc.	32

17,927	Ross Stores, Inc.	1,969

53,831	The Home Depot, Inc.	12,491

66,075	The TJX Companies, Inc.	3,683

2,119	Tiffany & Co.	196

6,901	Tractor Supply Co.	624

3,840	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	962

1,510	Urban Outfitters, Inc. (a)	42

1,759	Williams-Sonoma, Inc.	120

		33,608

	Technology Hardware, Storage & Peripherals — 4.23%

259,323	Apple, Inc.	58,080

6,153	Dell Technologies, Inc. (a)	319

24,998	Hewlett Packard Enterprise Co.	379

30,664	HP, Inc.	580

5,703	NCR Corp. (a)	180

11,879	NetApp, Inc.	624

10,684	Pure Storage, Inc., Class – A (a)	181

5,197	Western Digital Corp.	310

3,033	Xerox Holdings Corp.	91

		60,744

	Textiles, Apparel & Luxury Goods — 1.52%

13,531	Adidas AG, ADR	2,106

4,771	Capri Holdings Ltd. (a)	158

1,253	Carter’s, Inc.	114

1,193	Columbia Sportswear Co.	116

14,977	Hanesbrands, Inc.	229

53,358	Kering SA, ADR	2,716

20,645	Lululemon Athletica, Inc. (a)	3,975

106,288	NIKE, Inc., Class – B	9,984

1,217	PVH Corp.	107

831	Ralph Lauren Corp.	79

4,137	Skechers USA, Inc., Class – A (a)	155

4,778	Tapestry, Inc.	124

7,181	Under Armour, Inc., Class – A (a)	143

7,374	Under Armour, Inc., Class – C (a)	134

17,297	V.F. Corp.	1,539

		21,679

	Thrifts & Mortgage Finance — 0.02%

389	LendingTree, Inc. (a)	120

6,652	MGIC Investment Corp.	84

7,349	New York Community Bancorp, Inc.	92

866	TFS Financial Corp.	16

		312

	Tobacco — 0.41%

75,069	Altria Group, Inc.	3,070

36,664	Philip Morris International, Inc.	2,784

		5,854

	Trading Companies & Distributors — 0.40%

2,084	Air Lease Corp.	87

25,427	Fastenal Co.	831

10,505	HD Supply Holdings, Inc. (a)	412

881	MSC Industrial Direct Co., Inc., Class – A	64

26,624	United Rentals, Inc. (a)	3,318

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Trading Companies & Distributors (continued)

2,827	Univar, Inc. (a)	$59

2,858	W.W. Grainger, Inc.	849

605	Watsco, Inc.	102

897	WESCO International, Inc. (a)	43

		5,765

	Transportation Infrastructure — 0.00%

1,078	Macquarie Infrastructure Corp.	43

	Water Utilities — 0.09%

9,084	American Water Works Co., Inc.	1,128

3,785	Aqua America, Inc.	170

		1,298

	Wireless Telecommunication Services — 0.26%

9,548	Sprint Nextel Corp. (a)	59

1,878	Telephone & Data Systems, Inc.	48

45,509	T-Mobile USA, Inc. (a)	3,586

91	U.S. Cellular Corp. (a)	3

		3,696

	Total Common Stocks	1,352,769

Principal Amount (000)

	U.S. Treasury Obligation — 0.01%

$115	U.S. Treasury Bill, 1.76%, 12/12/19 (b)(c)	115

	Total U.S. Treasury Obligation	115

Shares

	Exchange-Traded Fund — 0.05%

4,633	iShares Russell 1000 ETF	762

	Total Exchange-Traded Fund	762

	Investment Companies — 5.68%

661,652	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(d)	662

80,847,486	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (d)	80,847

	Total Investment Companies	81,509

Principal Amount (000)

	Repurchase Agreement — 0.14%

$2,076	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $2,075,987 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $2,117,369) ^^	2,076

	Total Repurchase Agreement	2,076

	Total Investments (cost $1,117,623) — 100.07%	1,437,231

	Liabilities in excess of other assets — (0.07)%	(976)

	Net Assets — 100.00%	$1,436,255

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $2,670 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	12.69%	81.50%	—	—	94.19%
U.S. Treasury Obligation	—	0.01%	—	—	0.01%
Exchange-Traded Fund	—	0.05%	—	—	0.05%
Investment Companies	0.05%	0.09%	4.80%	0.74%	5.68%
Repurchase Agreement	0.14%	—	—	—	0.14%
Other Assets (Liabilities)	-0.10%	0.10%	-0.07%	0.00%	-0.07%

Total Net Assets	12.78%	81.75%	4.73%	0.74%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	254	12/20/19	$39,474	$(810)
E-Mini S&P 500 Future	503	12/20/19	74,909	(835)

			$114,383	$(1,645)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(1,645)

	Total Net Unrealized Appreciation/(Depreciation)			$(1,645)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 76.83%

	Aerospace & Defense — 0.95%

1,174	AAR Corp.	$48

235	Aerovironment, Inc. (a)	13

3,289	Axon Enterprise, Inc. (a)	187

1,800	CPI Aerostructures, Inc. (a)	15

1,392	Cubic Corp.	98

1,424	Curtiss-Wright Corp.	184

118	Ducommun, Inc. (a)	5

15,850	Kratos Defense & Security Solutions, Inc. (a)	295

329	Maxar Technologies, Inc.	3

42	Mercury Systems, Inc. (a)	3

26	National Presto Industries, Inc.	2

671	Triumph Group, Inc.	15

		868

	Air Freight & Logistics — 0.10%

125	Air Transport Services Group, Inc. (a)	3

1,032	Hub Group, Inc., Class – A (a)	48

7,398	Radiant Logistics, Inc. (a)	38

		89

	Airlines — 3.79%

2,331	Alaska Air Group, Inc.	151

167	Allegiant Travel Co.	25

21,800	American Airlines Group, Inc.	588

15,057	Azul SA, ADR (a)	539

644	Hawaiian Holdings, Inc.	17

15,456	JetBlue Airways Corp. (a)	259

21,047	Mesa Air Group, Inc. (a)	142

49	SkyWest, Inc.	3

393	Spirit Airlines, Inc. (a)	14

13,960	United Continental Holdings, Inc. (a)	1,234

50,044	Volaris Aviation Holding Co., ADR (a)	501

		3,473

	Auto Components — 1.28%

1,186	Adient PLC	27

1,514	American Axle & Manufacturing Holdings, Inc. (a)	12

5,146	BorgWarner, Inc.	189

895	Cooper-Standard Holding, Inc. (a)	37

28,891	Dana Holding Corp.	417

37	Dorman Products, Inc. (a)	3

1,113	Fox Factory Holding Corp. (a)	69

29	LCI Industries	3

7,748	Modine Manufacturing Co. (a)	88

839	Standard Motor Products, Inc.	41

3,688	Stoneridge, Inc. (a)	114

4,075	Strattec Security Corp.	81

2,269	Tenneco, Inc.	28

833	Visteon Corp. (a)	69

		1,178

	Automobiles — 0.02%

421	Winnebago Industries, Inc.	16

	Banks — 4.25%

58	1st Source, Inc.	3

263	Allegiance Bancshares, Inc. (a)	8

66	American National Bankshares, Inc.	2

1,343	Ameris BanCorp	54

612	Banc of California, Inc.	9

3,649	Banner Corp.	205

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

2,332	BCB BanCorp, Inc.	$30

2,377	Berkshire Hills BanCorp, Inc.	70

3,659	Boston Private Financial Holdings, Inc.	43

220	Bridge BanCorp, Inc.	7

2,659	Brookline BanCorp, Inc.	39

268	Bryn Mawr Bank Corp.	10

314	Byline BanCorp, Inc. (a)	6

38	C&F Financial Corp.	2

1,085	Cadence Bancorporation	19

75	Carolina Financial Corp.	3

4,158	Centerstate Bank Corp.	100

377	Central Pacific Financial Corp.	11

56	Chemung Financial Corp.	2

36	City Holding Co.	3

92	CNB Financial Corp.	3

6,012	Columbia Banking System, Inc.	221

857	Community Trust Bancorp, Inc.	36

447	ConnectOne Bancorp, Inc.	10

1,989	Cullen/Frost Bankers, Inc.	176

959	FB Financial Corp.	36

65	Financial Institutions, Inc.	2

95	First BanCorp	3

30,889	First BanCorp	308

2,681	First Bank/Hamilton	29

7	First Citizens BancShares, Inc., Class – A	3

3,152	First Commonwealth Financial Corp.	42

77	First Community Bancshares, Inc.	2

106	First Financial BanCorp	3

46	First Financial Corp.	2

180	First Foundation, Inc.	3

11,739	First Horizon National Corp.	190

61	First Interstate BancSystem, Inc., Class – A	2

140	First Merchants Corp.	5

527	First Northwest BanCorp	9

193	First United Corp.	4

365	Flushing Financial Corp.	7

792	Franklin Financial Services Corp.	28

1,184	German American BanCorp, Inc.	38

340	Great Southern Bancorp, Inc.	19

773	Great Western Bancorp, Inc.	26

63	Hancock Holding Co.	2

130	Hanmi Financial Corp.	2

1,028	Heartland Financial USA, Inc.	46

945	Hilltop Holdings, Inc.	23

3,520	Hope Bancorp, Inc.	50

2,094	Horizon Bancorp, Inc.	36

2,191	Iberiabank Corp.	166

116	Independent Bank Corp.	2

122	International Bancshares Corp.	5

390	Investors Bancorp, Inc.	4

2,369	Lakeland Bancorp, Inc.	37

169	LCNB Corp.	3

140	Live Oak Bancshares, Inc.	3

1,980	Mackinac Financial Corp.	31

292	Midland States BanCorp, Inc.	8

50	National Bankshares, Inc.	2

545	NBT Bancorp, Inc.	20

116	Northrim BanCorp, Inc.	5

557	OFG Bancorp	12

133	Old National Bancorp	2

1,555	Opus Bank	34

261	Origin BanCorp, Inc.	9

2,895	PacWest Bancorp	105

444	Park National Corp.	42

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

801	Peoples Bancorp, Inc.	$25

5,762	Popular, Inc.	312

190	Preferred Bank	10

141	Premier Financial Bancorp, Inc.	2

771	Renasant Co.	27

640	Republic First Bancorp, Inc. (a)	3

1,171	Sandy Spring BanCorp, Inc.	39

7,606	Seacoast Banking Corporation of Florida (a)	193

2,138	Select BanCorp, Inc. (a)	25

644	ServisFirst Bancshares, Inc.	21

102	Sierra Bancorp	3

1,210	Southside Bancshares, Inc.	41

365	Spirit of Texas Bancshares, Inc. (a)	8

274	Stock Yards BanCorp, Inc.	10

69	TCF Financial Corp.	3

3,211	Texas Capital Bancshares, Inc. (a)	175

34	Tompkins TrustCo, Inc.	3

902	TowneBank	25

4,933	TriCo Bancshares	179

333	Triumph Bancorp, Inc. (a)	11

67	Trustmark Corp.	2

109	Umpqua Holdings Corp.	2

389	Univest Corp.	10

111	Veritex Holdings, Inc.	3

757	Washington Trust BanCorp, Inc.	37

3,740	Webster Financial Corp.	175

714	WesBanco, Inc.	27

761	Westamerica Bancorp	47

		3,900

	Beverages — 0.02%

705	Celsius Holdings, Inc. (a)	2

175	MGP Ingredients, Inc.	9

105	National Beverage Corp.	5

		16

	Biotechnology — 2.58%

1,150	Abeona Therapeutics, Inc. (a)	3

591	Acadia Pharmaceuticals, Inc. (a)	21

58	Acceleron Pharma, Inc. (a)	2

1,843	Achillion Pharmaceuticals, Inc. (a)	7

889	Acorda Therapeutics, Inc. (a)	3

9,765	ADMA Biologics, Inc. (a)	43

212	Adverum Biotechnologies, Inc. (a)	1

946	Affimed Therapeutics BV (a)	3

263	Alder Biopharmaceuticals, Inc. (a)	5

485	Aldeyra Therapeutics, Inc. (a)	3

234	Allakos, Inc. (a)	18

210	Amicus Therapeutics, Inc. (a)	2

332	Anaptysbio, Inc. (a)	12

1,049	Anavex Life Sciences Corp. (a)	3

468	Apellis Pharmaceuticals, Inc. (a)	11

1,201	Ardelyx, Inc. (a)	6

643	Arena Pharmaceuticals, Inc. (a)	29

621	ArQule, Inc. (a)	4

1,119	Arrowhead Pharmaceuticals, Inc. (a)	32

1,184	Ascendis Pharma A/S, ADR (a)	114

238	Atara Biotherapeutics, Inc. (a)	3

170	Athenex, Inc. (a)	2

208	Blueprint Medicines Corp. (a)	15

423	CareDx, Inc. (a)	10

1,014	Chimerix, Inc. (a)	2

282	Coherus Biosciences, Inc. (a)	6

311	Cue BioPharma, Inc. (a)	3

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

192	Cytokinetics, Inc. (a)	$2

237	Denali Therapeutics, Inc. (a)	4

191	Dicerna Pharmaceuticals, Inc. (a)	3

877	Dynavax Technologies Corp. (a)	3

670	Editas Medicine, Inc. (a)	15

161	Emergent BioSolutions, Inc. (a)	8

595	Enochian Biosciences, Inc. ^(a)	3

67	Esperion Therapeutics, Inc. (a)	2

292	Fate Therapeutics, Inc. (a)	5

373	Fibrogen, Inc. (a)	14

472	Five Prime Therapeutics, Inc. (a)	2

457	G1 Therapeutics, Inc. (a)	10

745	Galectin Therapeutics, Inc. (a)	3

35	Genomic Health, Inc. (a)	2

293	Global Blood Therapeutics, Inc. (a)	14

997	Heron Therapeutics, Inc. (a)	18

165	Homology Medicines, Inc. (a)	3

6,483	Idera Pharmaceuticals, Inc. (a)	19

799	Immunomedics, Inc. (a)	11

920	Insmed, Inc. (a)	16

149	Intellia Therapeutics, Inc. (a)	2

335	Intercept Pharmaceuticals, Inc. (a)	22

815	Intrexon Corp. (a)	5

391	Invitae Corp. (a)	8

1,370	Iovance Biotherapeutics, Inc. (a)	25

2,078	Ironwood Pharmaceuticals, Inc. (a)	18

6,964	Jounce Therapeutics, Inc. (a)	23

3,708	Kezar Life Sciences, Inc. (a)	12

35,800	Kindred Biosciences, Inc. (a)	246

28	Madrigal Pharmaceuticals, Inc. (a)	2

2,821	Millendo Therapeutics, Inc. (a)	20

5,131	Minerva Neurosciences, Inc. (a)	40

125	Mirati Therapeutics, Inc. (a)	10

13,577	Myriad Genetics, Inc. (a)	390

494	Natera, Inc. (a)	16

1,780	Neurocrine Biosciences, Inc. (a)	160

5,805	Oncocyte Corp. (a)	12

918	Pieris Pharmaceuticals, Inc. (a)	3

902	Portola Pharmaceuticals, Inc. (a)	24

570	PTC Therapeutics, Inc. (a)	19

83	Ra Pharmaceuticals, Inc. (a)	2

114	Radius Health, Inc. (a)	3

9,942	Recro Pharma, Inc. (a)	110

2,515	Repligen Corp. (a)	194

119	Rhythm Pharmaceuticals, Inc. (a)	3

560	Sage Therapeutics, Inc. (a)	79

6,994	Sangamo BioSciences, Inc. (a)	63

9,634	Savara, Inc. (a)	26

5,795	Solid Biosciences, Inc.^ (a)	60

890	Spark Therapeutics, Inc. (a)	86

5,283	Syndax Pharmaceuticals, Inc. (a)	39

525	Synlogic, Inc. (a)	1

1,466	Twist Bioscience Corp. (a)	35

198	Ultragenyx Pharmaceutical, Inc. (a)	8

175	Vanda Pharmaceuticals, Inc. (a)	2

99	Veracyte, Inc. (a)	2

159	Vericel Corp. (a)	2

1,459	Xencor, Inc. (a)	49

1,685	Xoma Corp. (a)	33

113	Y-mAbs Therapeutics, Inc. (a)	3

462	ZIOPHARM Oncology, Inc. ^(a)	2

		2,379

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Building Products — 0.99%

331	Armstrong Flooring, Inc. (a)	$2

3,545	Builders FirstSource, Inc. (a)	73

1,045	Gibraltar Industries, Inc. (a)	48

137	Griffon Corp.	3

2,491	Jeld-Wen Holding, Inc. (a)	48

854	Masonite International Corp. (a)	50

5,701	Trex Company, Inc. (a)	518

4,158	Universal Forest Products, Inc.	166

		908

	Capital Markets — 1.54%

438	Arlington Asset Investment Corp.	2

6,780	Artisan Partners Asset Management, Inc., Class – A	191

178	Blucora, Inc. (a)	4

5,473	Gain Capital Holdings, Inc.	29

62	GlassBridge Enterprises, Inc. (a)	3

6,478	Greenhill & Co., Inc.	85

184	Hamilton Lane, Inc.	10

75	Houlihan Lokey, Inc.	3

215	International Fcstone, Inc. (a)	9

5,102	LPL Financial Holdings, Inc.	419

77	Moelis & Co., Class – A	3

314	PJT Partners, Inc.	13

3,287	Raymond James Financial, Inc.	271

6,700	Safeguard Scientifics, Inc. (a)	76

3,724	Stifel Financial Corp.	214

4,171	Victory Capital Holdings, Inc., Class – A	64

90	Virtus Investment Partners, Inc.	10

1,803	WisdomTree Investments, Inc.	9

		1,415

	Chemicals — 1.79%

384	Advansix, Inc. (a)	10

2,448	Albemarle Corp.	170

29	Balchem Corp.	3

48	Cabot Corp.	2

98	Chase Corp.	11

1,272	Flotek Industries, Inc. (a)	3

6,817	FMC Corp.	597

350	FutureFuel Corp.	4

56	H.B. Fuller Co.	3

158	Huntsman Corp.	4

93	Innophos Holdings, Inc.	3

12,207	Kraton Performance Polymers, Inc. (a)	393

1,984	Livent Corp. (a)	13

476	Minerals Technologies, Inc.	25

394	NewMarket Corp.	186

124	PolyOne Corp.	4

16	Quaker Chemical Corp.	3

883	Rayonier Advanced Materials, Inc.	4

57	Stepan Co.	6

289	Trecora Resources (a)	3

160	Tredegar Industries, Inc.	3

1,303	Trinseo SA	56

16,893	Tronox Holdings PLC, Class – A	140

1,337	Valhi, Inc.	3

		1,649

	Commercial Services & Supplies — 1.50%

2,734	ABM Industries, Inc.	100

1,359	ACCO Brands Corp.	13

11,982	Aqua Metals, Inc. (a)	20

2,196	BrightView Holdings, Inc. (a)	38

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies (continued)

1,307	Casella Waste Systems, Inc. (a)	$56

7,424	CECO Environmental Corp. (a)	52

24	Cimpress N.V. (a)	3

14,258	Covanta Holding Corp.	248

1,210	Deluxe Corp.	59

93	Ennis, Inc.	2

1,005	Healthcare Services Group, Inc.	24

461	Herman Miller, Inc.	21

998	HNI Corp.	35

26,499	Interface, Inc.	384

483	Kimball International, Inc., Class – B	9

662	Knoll, Inc.	17

749	McGrath RentCorp	52

1,146	Mobile Mini, Inc.	42

266	PICO Holdings, Inc. (a)	3

2,450	Pitney Bowes, Inc.	11

421	Quad Graphics, Inc.	4

14,069	RR Donnelley & Sons Co.	53

309	SP Plus Corp. (a)	11

5,179	Steelcase, Inc., Class – A	95

15	UniFirst Corp.	3

299	US Ecology, Inc.	19

48	VSE Corp.	2

		1,376

	Communications Equipment — 0.78%

7,622	Acacia Communications, Inc. (a)	500

256	Applied Optoelectronics, Inc. (a)	3

3,296	Audiocodes Ltd.	62

428	Casa Systems, Inc. (a)	3

225	Ciena Corp. (a)	9

673	Clearfield, Inc. (a)	8

129	Comtech Telecommunications Corp.	4

1,580	Extreme Networks, Inc. (a)	11

363	Harmonic, Inc. (a)	2

2,372	Infinera Corp. (a)	13

50	InterDigital, Inc.	3

582	Lumentum Holdings, Inc. (a)	31

420	NETGEAR, Inc. (a)	14

1,009	NetScout Systems, Inc. (a)	23

764	Ribbon Communications, Inc. (a)	4

1,713	TESSCO Technologies, Inc.	25

226	Viavi Solutions, Inc. (a)	3

		718

	Construction & Engineering — 2.19%

417	Aegion Corp. (a)	9

1,546	Ameresco, Inc., Class – A (a)	25

96	Arcosa, Inc.	3

787	Concrete Pumping Holdings, Inc. (a)	3

66	Dycom Industries, Inc. (a)	3

5,666	Granite Construction, Inc.	182

247	Great Lakes Dredge & Dock Co. (a)	3

10,714	MasTec, Inc. (a)	696

107	MYR Group, Inc. (a)	3

10,158	Orion Group Holdings, Inc. (a)	46

1,923	Primoris Services Corp.	38

66,595	Tutor Perini Corp. (a)	954

2,938	Willscot Corp. (a)	46

		2,011

	Construction Materials — 0.61%

1,627	Eagle Materials, Inc., Class – A	146

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Construction Materials (continued)

1,058	Martin Marietta Materials, Inc.	$290

5,497	Summit Materials, Inc., Class – A (a)	122

		558

	Consumer Finance — 0.56%

994	Elevate Credit, Inc. (a)	4

417	Encore Capital Group, Inc. (a)	14

445	Enova International, Inc. (a)	9

5,550	Green Dot Corp., Class – A (a)	140

4,683	LendingClub Corp. (a)	61

43	Nelnet, Inc., Class – A	3

8,104	PRA Group, Inc. (a)	274

40	World Acceptance Corp. (a)	5

		510

	Containers & Packaging — 0.41%

1,316	AptarGroup, Inc.	156

14,890	Graphic Packaging Holding Co.	220

		376

	Distributors — 0.08%

340	Pool Corp.	69

	Diversified Consumer Services — 0.96%

2,784	Adtalem Global Education, Inc. (a)	106

220	American Public Education, Inc. (a)	5

22,770	Career Education Corp. (a)	361

4,918	Chegg, Inc. (a)	147

114	Collectors Universe, Inc.	3

2,082	Frontdoor, Inc. (a)	101

127	Grand Canyon Education, Inc. (a)	12

1,411	Houghton Mifflin Harcourt Co. (a)	8

521	K12, Inc. (a)	14

1,774	Regis Corp. (a)	36

93	Strategic Education, Inc.	13

1,949	WW International, Inc. (a)	74

		880

	Diversified Financial Services — 0.29%

127	Banco Latinoamericano de Comercio Exterior SA, Class – E	3

2,195	Cannae Holdings, Inc. (a)	60

2,605	FGL Holdings, Inc.	21

9,830	Jefferies Financial Group, Inc.	182

99	Marlin Business Services Corp.	2

		268

	Diversified Telecommunication Services — 0.91%

2,217	Cincinnati Bell, Inc. (a)	11

10,951	Cogent Communications Group, Inc.	603

5,817	IDT Corp. (a)	61

5,781	Intelsat SA (a)	132

306	Iridium Communications, Inc. (a)	7

2,565	Vonage Holdings Corp. (a)	29

		843

	Electric Utilities — 0.29%

1,522	El Paso Electric Co.	102

3,048	Genie Energy Ltd.	23

98	Hawaiian Electric Industries, Inc.	4

33	IDACORP, Inc.	4

826	MGE Energy, Inc.	66

1,016	Otter Tail Corp.	55

158	PNM Resources, Inc.	8

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electric Utilities (continued)

73	Portland General Electric Co.	$4

		266

	Electrical Equipment — 0.42%

307	American Superconductor Corp. (a)	2

88	Atkore International Group, Inc. (a)	3

351	AZZ, Inc.	15

2,961	Encore Wire Corp.	167

1,012	EnerSys	67

718	Enphase Energy, Inc. (a)	16

6,717	Sunrun, Inc. (a)	112

89	Vicor Corp. (a)	3

		385

	Electronic Equipment, Instruments & Components — 2.68%

839	Anixter International, Inc. (a)	58

527	Belden, Inc.	28

75	Benchmark Electronics, Inc.	2

236	Coda Octopus Group, Inc. (a)	2

88	CTS Corp.	3

34	Dolby Laboratories, Inc., Class – A	2

72	ePlus, Inc. (a)	5

3,094	Fabrinet (a)	162

52	FARO Technologies, Inc. (a)	3

2,995	Fitbit, Inc., Class – A (a)	11

23,705	Flextronics International Ltd. (a)	248

183	II-VI, Inc. (a)	6

1,005	Insight Enterprises, Inc. (a)	56

565	IPG Photonics Corp. (a)	77

641	Iteris, Inc. (a)	4

6,411	Itron, Inc. (a)	474

12,267	Jabil Circuit, Inc.	439

3,712	KEMET Corp.	67

131	Kimball Electronics, Inc. (a)	2

2,844	Knowles Corp. (a)	58

1,065	Littelfuse, Inc.	189

494	Methode Electronics, Inc.	17

522	OSI Systems, Inc. (a)	53

64	PC Connection, Inc.	2

17,308	Perceptron, Inc. (a)	83

37	Plexus Corp. (a)	2

2,718	Rogers Corp. (a)	372

59	Sanmina Corp. (a)	2

350	ScanSource, Inc. (a)	11

34	SYNNEX Corp.	4

22	Tech Data Corp. (a)	2

596	TTM Technologies, Inc. (a)	7

135	Vishay Intertechnology, Inc.	2

615	Wrap Technologies, Inc. (a)	3

		2,456

	Energy Equipment & Services — 1.19%

4,629	Archrock, Inc. Com	46

3,541	C&J Energy Services, Inc. (a)	38

91	Cactus, Inc., Class – A (a)	3

1,542	Covia Holdings Corp. (a)	3

5,181	Diamond Offshore Drilling, Inc. (a)	29

2,336	Dril-Quip, Inc. (a)	118

276	Era Group, Inc. (a)	3

1,431	Forum Energy Technologies, Inc. (a)	2

195	Geospace Technologies Corp. (a)	3

1,918	Helix Energy Solutions Group, Inc. (a)	15

4,545	Ion Geophysical (a)	41

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Energy Equipment & Services (continued)

717	Keane Group, Inc. (a)	$4

218	KLX Energy Services Holdings, Inc. (a)	2

617	Mammoth Energy Services, Inc.	2

34,281	Mitcham Industries, Inc. (a)	112

327	National Energy Services Reunited Corp. (a)	2

1,203	Newpark Resources, Inc. (a)	9

32,992	Noble Corp. PLC (a)	42

3,145	Oceaneering International, Inc. (a)	43

468	Pacific Drilling SA (a)	2

155	ProPetro Holding Corp. (a)	1

236	SEACOR Holdings, Inc. (a)	11

204	SEACOR Marine Holdings, Inc. (a)	3

974	Seadrill Ltd. (a)	2

802	Select Energy Services, Inc. (a)	7

7,076	TechnipFMC PLC	170

17,958	TETRA Technologies, Inc. (a)	36

510	Tidewater, Inc. (a)	8

57,081	Transocean Ltd. (a)	255

719	Unit Corp. (a)	2

992	US Silica Holdings, Inc.	9

15,363	Valaris PLC	74

		1,097

	Entertainment — 0.54%

697	AMC Entertainment Holdings, Inc., Class – A	7

61,000	Ballantyne Strong, Inc. (a)	190

8,685	Eros International PLC^ (a)	17

77,523	Global Eagle Entertainment, Inc. (a)	56

1,891	IMAX Corp. (a)	42

93	Liberty Braves Group (a)	3

19,611	Lions Gate Entertainment Corp., Class – B (a)	171

302	Marcus Corp.	11

		497

	Equity Real Estate Investment Trusts — 2.51%

2,510	Alexander & Baldwin, Inc.	62

3,912	American Finance Trust, Inc.	55

1,218	Ashford Hospitality Trust	4

6,576	Bluerock Residential Growth REIT, Inc.	77

2,306	CareTrust REIT, Inc.	54

11,854	Cedar Realty Trust, Inc.	36

2,766	Clipper Realty, Inc.	28

11,932	Corporate Office Properties Trust	355

1,335	Cousins Properties, Inc.	50

275	DiamondRock Hospitality Co.	3

1,926	EastGroup Properties, Inc.	241

5,118	Equity Commonwealth	175

413	Farmland Partners, Inc.	3

4,712	Franklin Street Properties Corp.	40

1,197	Getty Realty Corp.	38

6,912	Global Medical REIT, Inc.	79

3,640	Global Net Lease, Inc.	71

471	Hersha Hospitality Trust	7

2,387	Independence Realty Trust, Inc.	34

2,138	Industrial Logistics Property Trust	45

1,805	Innovative Industrial Properties, Inc. ^	167

2,799	Kite Realty Group Trust	45

5,636	Lexington Realty Trust	58

1,093	LTC Properties, Inc.	56

2,118	Mack-Cali Realty Corp.	46

3,088	Monmouth Real Estate Investment Corp., Class – A	44

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

1,583	National Storage Affiliates	$53

1,687	Office Properties Income Trust	52

1,068	Parks Hotels & Resorts, Inc.	27

24	PS Business Parks, Inc.	4

59	QTS Realty Trust, Inc., Class – L	3

2,941	RPT Realty	40

634	Saul Centers, Inc.	35

6,291	Senior Housing Properties Trust	58

1,124	Seritage Growth Properties	48

1,825	Summit Hotel Properties, Inc.	21

2,365	Tanger Factory Outlet Centers, Inc. ^	37

2,503	Uniti Group, Inc.	19

165	Universal Health Realty Income Trust	17

124	Urstadt Biddle Properties, Inc., Class – A	3

2,527	Washington Prime Group, Inc. ^	10

		2,300

	Food & Staples Retailing — 0.29%

109	BJ’s Wholesale Club Holdings, Inc., Class – C (a)	3

1,052	Casey’s General Stores, Inc.	169

311	Chefs’ Warehouse Holdings LLC (a)	13

191	Ingles Markets, Inc., Class – A	7

260	Natural Grocers by Vitamin Cottage, Inc. (a)	3

304	PriceSmart, Inc.	22

257	SpartanNash Co.	3

425	The Andersons, Inc.	10

688	United Natural Foods, Inc. (a)	8

794	Weis Markets, Inc.	29

		267

	Food Products — 0.69%

875	B&G Foods, Inc., Class – A ^	17

517	Calavo Growers, Inc.	49

41	Cal-Maine Foods, Inc.	2

9,474	Darling Ingredients, Inc. (a)	181

178	Farmer Brothers Co. (a)	2

1,375	Fresh Del Monte Produce, Inc.	47

382	Freshpet, Inc. (a)	19

4,840	Hostess Brands, Inc. (a)	68

1,147	J&J Snack Foods Corp.	220

39	John B. Sanfilippo & Son, Inc.	4

776	Simply Good Foods Co. (The) (a)	22

		631

	Gas Utilities — 0.34%

480	Chesapeake Utilities Corp.	46

776	Northwest Natural Holding Co.	55

744	South Jersey Industries, Inc.	24

38	Southwest Gas Corp.	3

3,613	UGI Corp.	183

		311

	Health Care Equipment & Supplies — 5.39%

635	Abiomed, Inc. (a)	113

131	AngioDynamics, Inc. (a)	2

47	Anika Therapeutics, Inc. (a)	3

83	AtriCure, Inc. (a)	2

79	Axonics Modulation Technologies, Inc. (a)	2

382	BioSig Technologies, Inc. (a)	3

1,924	Cantel Medical Corp.	144

10,799	Cardiovascular Systems, Inc. (a)	513

499	Cerus Corp. (a)	3

1,506	ConforMIS, Inc. (a)	3

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

3,345	Dexcom, Inc. (a)	$499

1,821	Edwards Lifesciences Corp. (a)	400

3,936	Endologix, Inc. (a)	16

6,238	Insulet Corp. (a)	1,029

38	Integer Holdings Corp. (a)	3

145	Intricon Corp. (a)	3

5,703	Invacare Corp.	43

2,396	iRhythm Technologies, Inc. (a)	178

33	LivaNova PLC (a)	2

2,396	Merit Medical Systems, Inc. (a)	73

457	Natus Medical, Inc. (a)	15

3,143	Neogen Corp. (a)	214

5,577	Neuronetics, Inc. (a)	46

953	Nevro Corp. (a)	82

552	Novocure Ltd. (a)	41

173	NuVasive, Inc. (a)	11

245	Orthofix Medical, Inc. (a)	13

1,732	SI-Bone, Inc. (a)	31

4,584	STAAR Surgical Co. (a)	118

1,725	STERIS PLC	249

51	Tactile Systems Technology, Inc. (a)	2

4,600	Tandem Diabetes Care, Inc. (a)	271

2,242	The Cooper Companies, Inc.	665

1,227	West Pharmaceutical Services, Inc.	174

		4,966

	Health Care Providers & Services — 1.36%

9,339	Acadia Healthcare Company, Inc. (a)	292

126	Addus HomeCare Corp. (a)	10

695	American Renal Associates Holdings, Inc. (a)	4

599	AMN Healthcare Services, Inc. (a)	34

1,310	Avalon GloboCare Corp. (a)	2

448	Biotelemetry, Inc. (a)	18

6,225	Brookdale Senior Living, Inc. (a)	47

13	Chemed Corp.	5

1,165	Community Health Systems, Inc. (a)	4

153	CorVel Corp. (a)	12

7,741	Diplomat Pharmacy, Inc. (a)	38

47	Encompass Health Corp.	3

1,883	Guardant Health, Inc. (a)	120

489	Hanger, Inc. (a)	10

2,244	HealthEquity, Inc. (a)	128

776	LHC Group, Inc. (a)	88

373	Magellan Health Services, Inc. (a)	23

36	Molina Heathcare, Inc. (a)	4

488	National Healthcare Corp.	40

695	National Research Corp., Class – A	40

1,638	Option Care Health, Inc. (a)	5

833	Owens & Minor, Inc.	5

203	Petiq, Inc. (a)	6

76	Providence Service Corp. (a)	5

954	R1 RCM, Inc. (a)	9

184	RadNet, Inc. (a)	3

1,403	Select Medical Holdings Corp. (a)	23

5,190	Tenet Healthcare Corp. (a)	115

174	The Ensign Group, Inc.	8

642	Tivity Health, Inc. (a)	11

1,075	U.S. Physical Therapy, Inc.	140

		1,252

	Health Care Technology — 0.99%

2,243	Allscripts Healthcare Solutions, Inc. (a)	25

368	Evolent Health, Inc. (a)	3

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Technology (continued)

92	HealthStream, Inc. (a)	$2

95	HMS Holdings Corp. (a)	3

2,082	Inspire Medical System, Inc. (a)	127

655	Medidata Solutions, Inc. (a)	60

2,991	Omnicell, Inc. (a)	216

903	Simulations Plus, Inc.	31

1,267	Tabula Rasa Healthcare, Inc. (a)	70

5,393	Teladoc, Inc. (a)	365

102	Vocera Communications, Inc. (a)	3

		905

	Hotels, Restaurants & Leisure — 1.36%

279	BJ’s Restaurant, Inc.	11

274	Bluegreen Vacations Corp.	3

106	Boyd Gaming Corp.	3

505	Brinker International, Inc.	22

26,780	Century Casinos, Inc. (a)	207

492	Dave & Buster’s Entertainment, Inc.	19

767	Denny’s Corp. (a)	17

220	DineEquity, Inc.	17

7,313	Eldorado Resorts, Inc. (a)	292

263	Fiesta Restaurant Group, Inc. (a)	3

54	International Speedway Corp., Class – A	2

3,094	J. Alexander’s Holdings, Inc. (a)	36

31	Jack in the Box, Inc.	3

310	Lindblad Expeditions Holdings, Inc. (a)	5

62	Marriott Vacations Worldwide Corp.	6

566	Monarch Casino & Resort, Inc. (a)	24

731	Papa John’s International, Inc.	38

1,501	Penn National Gaming, Inc. (a)	28

2,846	Planet Fitness, Inc., Class – A (a)	165

316	PlayAGS, Inc. (a)	3

944	Red Rock Resorts, Inc., Class – A	19

755	Scientific Games Corp., Class – A (a)	15

82	SeaWorld Entertainment, Inc. (a)	2

569	The Cheesecake Factory, Inc.	24

718	Vail Resorts, Inc.	163

1,426	Wingstop, Inc.	124

		1,251

	Household Durables — 1.78%

286	Cavco Industries, Inc. (a)	55

5,884	Century Communities, Inc. (a)	180

1,508	Gopro, Inc., Class – A (a)	8

14,634	Green Brick Partners, Inc. (a)	157

18	Helen of Troy Ltd. (a)	3

157	Hooker Furniture Corp.	3

856	La-Z-Boy, Inc.	29

4,300	LGI Homes, Inc. (a)	359

720	MDC Holdings, Inc.	31

1,111	Meritage Homes Corp. (a)	78

209	Roku, Inc. (a)	21

2,221	Skyline Champion Corp. (a)	67

2,716	Taylor Morrison Home Corp., Class – A (a)	70

1,592	TopBuild Corp. (a)	154

3,928	TRI Pointe Homes, Inc. (a)	59

660	Tupperware Brands Corp.	10

6,918	Universal Electronics, Inc. (a)	352

457	Zagg, Inc. (a)	3

		1,639

	Household Products — 0.02%

246	Spectrum Brands Holdings, Inc.	13

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Household Products (continued)

15	WD-40 Co.	$3

		16

	Independent Power and Renewable Electricity Producers — 0.12%

1,446	Atlantic Power Corp. (a)	3

220	Clearway Energy, Inc., Class – C	4

3,840	Pattern Energy Group, Inc.	103

		110

	Industrial Conglomerates — 0.02%

486	Raven Industries, Inc.	16

	Insurance — 1.74%

139	Ambac Financial Group, Inc. (a)	3

1,071	American Equity Investment Life Holding Co.	26

1,701	American Financial Group, Inc.	183

242	AMERISAFE, Inc.	16

2,744	Argo Group International Holdings Ltd.	193

93	eHealth, Inc. (a)	6

899	Employers Holdings, Inc.	39

1,301	Everest Re Group Ltd.	345

131	FBL Financial Group, Inc., Class – A	8

2,153	FedNat Holding Co.	30

6,844	Genworth Financial, Inc., Class – A (a)	30

4,591	Goosehead Insurance, Inc.	227

59	Horace Mann Educators Corp.	3

328	James River Group Holdings	17

655	Kinsale Capital Group, Inc.	68

720	ProAssurance Corp.	29

186	Safety Insurance Group, Inc.	19

318	Stewart Information Services Corp.	12

1,000	Third Point Reinsurance Ltd. (a)	10

94	Trupanion, Inc. (a)	2

57	United Fire Group, Inc.	3

155	Universal Insurance Holdings, Inc.	5

4,470	W.R. Berkley Corp.	322

		1,596

	Interactive Media & Services — 0.18%

77	Cargurus, Inc. (a)	2

757	DHI Group, Inc. (a)	3

493	Eventbrite, Inc. (a)	9

981	Liberty TripAdvisor Holdings, Inc., Class – A (a)	9

5,095	QuinStreet, Inc. (a)	64

22,715	The Meet Group, Inc. (a)	75

218	Travelzoo, Inc. (a)	2

544	TrueCar, Inc. (a)	2

75	Yelp, Inc. (a)	3

		169

	Internet & Direct Marketing Retail — 0.12%

185	1-800-FLOWERS.COM, Inc., Class – A (a)	3

1,351	Etsy, Inc. (a)	76

5,637	Leaf Group Ltd. (a)	24

45	Stamps.com, Inc. (a)	3

112	Stitch Fix, Inc., Class – A ^(a)	2

		108

	IT Services — 2.90%

2,199	Alliance Data Systems Corp.	282

62	Booz Allen Hamilton Holding Corp.	4

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

36,077	Brightcove, Inc. (a)	$378

20	CACI International, Inc., Class – A (a)	5

1,374	Cardtronics PLC (a)	42

46	Cass Information Systems, Inc.	2

2,340	Conduent, Inc. (a)	15

47	CoreLogic, Inc. (a)	2

95	CSG Systems International, Inc.	5

968	Endurance International Group Holdings, Inc. (a)	4

2,321	Euronet Worldwide, Inc. (a)	340

2,925	EVERTEC, Inc.	91

2,314	Global Payments, Inc.	368

450	GTT Communications, Inc. (a)	4

1,247	Jack Henry & Associates, Inc.	182

25,888	KBR, Inc.	635

194	LiveRamp Holdings, Inc. (a)	8

49	ManTech International Corp., Class – A	3

11,798	MoneyGram International, Inc. ^(a)	47

88	Perficient, Inc. (a)	3

623	Presidio, Inc.	11

32	Science Applications International Corp.	3

530	Sykes Enterprises, Inc. (a)	16

135	The Hackett Group, Inc.	2

69	TTEC Holdings, Inc.	3

925	Twilio, Inc., Class – A (a)	102

254	Unisys Corp. (a)	2

5,001	Verra Mobility Corp. (a)	72

677	Virtusa Corp. (a)	24

		2,655

	Leisure Products — 0.33%

4,164	Callaway Golf Co.	81

77	Johnson Outdoors, Inc., Class – A	5

16,066	Vista Outdoor, Inc. (a)	99

4,167	Yeti Holdings, Inc. (a)	116

		301

	Life Sciences Tools & Services — 0.71%

13	Bio-Rad Laboratories, Inc., Class – A (a)	4

102	Bruker Biosciences Corp.	4

2,503	Cambrex Corp. (a)	149

8,747	ENZO Biochem, Inc. (a)	31

207	Luminex Corp.	4

33	Medpace Holdings, Inc. (a)	3

102	NanoString Technologies, Inc. (a)	2

7,961	NeoGenomics, Inc. (a)	153

454	Pacific Biosciences of California, Inc. (a)	2

58	PRA Health Sciences, Inc. (a)	6

6,895	Qiagen N.V. (a)	227

2,776	Quanterix Corp. (a)	61

51	Syneos Health, Inc. (a)	3

		649

	Machinery — 2.01%

1,856	Actuant Corp., Class – A	41

48	AGCO Corp.	4

802	Altra Holdings, Inc.	22

301	Astec Industries, Inc.	9

40	Chart Industries, Inc. (a)	2

263	CIRCOR International, Inc. (a)	10

2,944	Columbus McKinnon Corp.	107

327	Commercial Vehicle Group, Inc. (a)	2

59	Douglas Dynamics, Inc.	3

646	ENPRO Industries, Inc.	44

3,382	Evoqua Water Technologies Co. (a)	58

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

1,842	Federal Signal Corp.	$60

396	Helios Technologies, Inc.	16

89	Hillenbrand, Inc.	3

136	Hyster-Yale Materials Handling, Inc., Class – A	7

1,082	IDEX Corp.	177

1,220	ITT, Inc.	75

368	Kadant, Inc.	32

6,945	Kornit Digital Ltd. (a)	214

2,067	Lincoln Electric Holdings, Inc.	180

146	Lindsay Corp.	14

480	Manitowoc Co., Inc. (a)	6

20,116	Meritor, Inc. (a)	373

623	Milacron Holdings Corp. (a)	10

151	Miller Industries, Inc.	5

749	Mueller Industries, Inc.	21

2,123	Mueller Water Products, Inc., Class – A	24

47	Oshkosh Corp.	4

368	REV Group, Inc.	4

1,356	SPX Corp. (a)	54

1,977	SPX FLOW, Inc. (a)	78

170	Standex International Corp.	12

244	Tennant Co.	17

98	Terex Corp.	3

238	The Gorman-Rupp Co.	8

865	Titan International, Inc.	2

116	Trinity Industries, Inc.	2

739	Wabash National Corp.	11

940	WABCO Holdings, Inc. (a)	126

161	Welbilt, Inc. (a)	3

37	Woodward, Inc.	4

		1,847

	Marine — 0.34%

2,828	Kirby Corp. (a)	233

1,552	Matson, Inc.	58

8,963	Safe Bulkers, Inc. (a)	16

		307

	Media — 0.78%

9,391	Cardlytics, Inc. (a)	315

1,331	ComScore, Inc. (a)	3

335	Emerald Expositions Events, Inc.	3

11,574	Fluent, Inc. (a)	32

1,432	Gannett Company, Inc.	15

5,607	Gray Television, Inc. (a)	92

154	Liberty Lilac Group, Class – C (a)	3

173	Loral Space & Communications, Inc. (a)	7

724	Marchex, Inc. (a)	2

2,066	MDC Partners, Inc., Class – A (a)	6

141	MSG Networks, Inc., Class – A (a)	2

811	New Media Investment Group, Inc. ^	7

1,018	Nexstar Broadcasting Group, Inc., Class – A	104

512	Scholastic Corp.	19

4,133	TechTarget (a)	93

180	TEGNA, Inc.	3

740	The E.W. Scripps Co., Class – A	10

		716

	Metals & Mining — 2.31%

5,446	Agnico-Eagle Mines Ltd.	292

10,106	AK Steel Holding Corp. (a)	23

31,742	Allegheny Technologies, Inc. (a)	642

5,940	Carpenter Technology Corp.	307

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Metals & Mining (continued)

369	Century Aluminum Co. (a)	$2

291	Cleveland-Cliffs, Inc.	2

2,746	Coeur d’Alene Mines Corp. (a)	13

151	Commercial Metals Co.	3

3,643	Compass Minerals International, Inc.	206

48,583	Ferroglobe PLC (a)	55

1,533	Hecla Mining Co.	3

275	Materion Corp.	17

378	Novagold Resources, Inc. (a)	2

34,333	Pan American Silver Corp.	538

701	Ramaco Resources, Inc. (a)	3

300	Schnitzer Steel Industries, Inc., Class – A	6

403	SunCoke Energy, Inc. (a)	2

		2,116

	Mortgage Real Estate Investment Trusts — 0.44%

81	Apollo Commercial Real Estate Finance, Inc.	2

831	Arbor Realty Trust, Inc.	11

674	ARMOUR Residential REIT, Inc.	11

317	Capstead Mortgage Corp.	2

1,093	Colony Credit Real Estate, Inc.	16

1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	54

657	Invesco Mortgage Capital, Inc.	10

1,466	KKR Real Estate Finance Trust, Inc.	29

2,760	Ladder Capital Corp.	48

2,005	Pennymac Mortgage Investment Trust	45

8,825	Redwood Trust, Inc.	144

1,701	TPG RE Finance Trust, Inc.	34

		406

	Multiline Retail — 0.04%

529	Dillard’s, Inc., Class – A ^	35

	Multi-Utilities — 0.05%

77	Avista Corp.	4

674	Unitil Corp.	42

		46

	Oil, Gas & Consumable Fuels — 2.30%

926	Altus Midstream Co., Class – A (a)	3

33	Arch Coal, Inc.	2

857	Berry Petroleum Corp.	8

654	California Resources Corp. (a)	7

1,201	Carrizo Oil & Gas, Inc. (a)	10

29,809	Centennial Resource Development, Inc., Class – A (a)	135

1,088	Chaparral Energy, Inc., Class – A (a)	1

1,001	Clean Energy Fuels Corp. (a)	2

457	Comstock Resources, Inc. (a)	4

144	CONSOL Energy, Inc. (a)	2

267	Delek US Holdings, Inc.	10

643	Earthstone Energy, Inc. (a)	2

27,945	Euronav N.V.	257

4,664	Evolution Petroleum Corp.	27

1,353	Extraction Oil & Gas, Inc. (a)	4

21,803	GasLog Ltd.	280

5,738	Golar LNG Ltd.	75

432	Goodrich Petroleum Corp. (a)	5

2,166	Gulfport Energy Corp. (a)	6

532	Hallador Energy Co.	2

1,710	Jagged Peak Energy, Inc. (a)	12

2,439	Laredo Petroleum, Inc. (a)	6

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

263	Magnolia Oil & Gas Corp. (a)	$3

3,873	Matador Resources Co. (a)	64

6,492	Montage Resources Corp. (a)	25

29,568	Navigator Holdings Ltd. (a)	315

11,425	Noble Energy, Inc.	256

3,777	Northern Oil & Gas, Inc. (a)	7

14,435	Overseas Shipholding Group, Inc. (a)	25

2,537	Panhandle Oil & Gas, Inc., Class – A	35

6,725	PDC Energy, Inc. (a)	186

956	Peabody Energy Corp.	14

183	Penn Virginia Corp. (a)	5

12,726	Ring Energy, Inc. (a)	21

5,047	SandRidge Energy, Inc. (a)	24

193	Scorpio Tankers, Inc.	6

1,074	Semgroup Corp., Class – A	18

3,236	Ship Finance International Ltd.	45

7,704	SM Energy Co.	75

7,351	Southwestern Energy Co. (a)	14

1,277	Tellurian, Inc. ^(a)	11

1,273	W&T Offshore, Inc. (a)	6

1,899	World Fuel Services Corp.	76

		2,091

	Paper & Forest Products — 0.07%

563	Boise Cascade Co.	18

67	Domtar Corp.	2

227	Neenah Paper, Inc.	15

588	P.H. Glatfelter Co.	9

418	Schweitzer-Mauduit International, Inc.	16

		60

	Personal Products — 0.07%

354	e.l.f. Beauty, Inc. (a)	6

1,567	Edgewell Personal Care Co. (a)	51

58	Inter Parfums, Inc.	4

16	Nu Skin Enterprises, Inc., Class – A	1

529	Youngevity International, Inc. (a)	2

		64

	Pharmaceuticals — 1.44%

1,145	AcelRx Pharmaceuticals, Inc. (a)	3

10,185	Acer Therapeutics, Inc. (a)	32

5,382	Aerie Pharmaceuticals, Inc. (a)	104

826	Akorn, Inc. (a)	3

1,267	Amneal Pharmaceuticals, Inc. (a)	4

226	Amphastar Pharmaceuticals, Inc. (a)	4

933	Assertio Therapeutics, Inc. (a)	1

102	Axsome Therapeutics, Inc. (a)	2

122	Catalent, Inc. (a)	6

741	Cerecor, Inc. (a)	2

1,307	Corcept Therapeutics, Inc. (a)	18

10,318	Cumberland Pharmaceuticals, Inc. (a)	61

322	Dova Pharmaceuticals, Inc. (a)	9

112	Elanco Animal Health, Inc. (a)	3

3,039	ENDO International PLC (a)	10

4,037	Horizon Therapeutics PLC (a)	110

157	Intersect ENT, Inc. (a)	3

570	Kala Pharmaceuticals, Inc. (a)	2

428	Lannett Co., Inc. (a)	5

1,137	Mallinckrodt PLC (a)	3

469	Myokardia, Inc. (a)	24

2,500	Nektar Therapeutics (a)	46

729	Ocular Therapeutix, Inc. (a)	2

629	Omeros Corp. (a)	10

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Pharmaceuticals (continued)

200	Omthera Pharmaceuticals, Inc.	$–

489	Optinose, Inc. (a)	3

7,983	Pacira Pharmaceuticals, Inc. (a)	305

6,757	Paratek Pharmaceuticals, Inc. ^(a)	29

138	Phibro Animal Health Corp., Class – A	3

1,528	Prestige Brands Holdings, Inc. (a)	53

255	Reata Pharmaceuticals, Inc., Class – A (a)	20

667	Supernus Pharmaceuticals, Inc. (a)	18

2,064	The Medicines Co. (a)	103

79,662	TherapeuticsMD, Inc. ^(a)	290

598	Theravance Biopharma, Inc. (a)	12

296	Tricida, Inc. (a)	9

169	Zogenix, Inc. (a)	7

		1,319

	Professional Services — 0.43%

279	ASGN, Inc. (a)	18

1,823	CBIZ, Inc. (a)	43

143	Forrester Research, Inc.	5

37	FTI Consulting, Inc. (a)	4

187	GP Strategies Corp. (a)	2

93	Heidrick & Struggles International, Inc.	3

815	Huron Consulting Group, Inc. (a)	50

578	ICF International, Inc.	49

447	Kelly Services, Inc., Class – A	11

982	Kforce, Inc.	37

66	Korn Ferry International	3

526	Navigant Consulting, Inc.	15

1,389	TriNet Group, Inc. (a)	85

743	Upwork, Inc. (a)	10

1,821	Willdan Group, Inc. (a)	63

		398

	Real Estate Management & Development — 0.18%

142	Forestar Group, Inc. (a)	3

176	Jones Lang LaSalle, Inc.	24

310	Marcus & Millichap, Inc. (a)	11

4,841	Newmark Group, Inc., Class – A	44

40	Rafael Holdings, Inc., Class – B (a)	1

96	RE/MAX Holdings, Inc., Class – A	3

1,539	Realogy Holdings Corp.	10

964	Redfin Corp. (a)	16

458	St. Joe Corp. (a)	8

2,622	Tejon Ranch Co. (a)	45

		165

	Road & Rail — 0.55%

344	ArcBest Corp.	10

481	Avis Budget Group, Inc. (a)	14

1,115	Daseke, Inc. (a)	3

2,401	Hertz Global Holdings, Inc. (a)	33

8,656	Knight-Swift Transportation Holdings, Inc.	314

364	Marten Transport Ltd.	8

103	P.A.M. Transportation Services, Inc. (a)	6

1,217	Saia, Inc. (a)	114

583	US Xpress Enterprise, Inc., Class – A (a)	3

		505

	Semiconductors & Semiconductor Equipment — 5.36%

7,612	Adesto Technologies Corp. (a)	65

1,752	Advanced Energy Industries, Inc. (a)	101

4,563	Advanced Micro Devices, Inc. (a)	132

2,105	Ambarella, Inc. (a)	132

7,266	Amkor Technology, Inc. (a)	66

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment (continued)

2,510	Brooks Automation, Inc.	$93

58	Cirrus Logic, Inc. (a)	3

5,422	Cree, Inc. (a)	266

12,642	Cypress Semiconductor Corp.	295

109	Diodes, Inc. (a)	4

126	Entegris, Inc.	6

4,167	FormFactor, Inc. (a)	78

6,298	GSI Technology, Inc. (a)	55

1,376	Impinj, Inc. (a)	42

3,341	Inphi Corp. (a)	204

5,845	Lattice Semiconductor Corp. (a)	107

15,484	MA-COM Technology Solutions Holdings, Inc. (a)	333

6,088	Marvell Technology Group Ltd.	152

3,141	MKS Instruments, Inc.	290

4,539	Monolithic Power Systems, Inc.	707

414	Neophotonics Corp. (a)	3

1,306	Power Integrations, Inc.	118

6,321	Qorvo, Inc. (a)	470

8,383	Semtech Corp. (a)	407

2,614	Silicon Laboratories, Inc. (a)	291

4,859	SunPower Corp. (a)	53

79	Synaptics, Inc. (a)	3

3,411	Ultra Clean Holdings, Inc. (a)	50

2,370	Universal Display Corp.	398

		4,924

	Software — 3.78%

8,180	2U, Inc. (a)	133

1,217	8x8, Inc. (a)	25

52	Alarm.com Holding, Inc. (a)	2

1,321	Alteryx, Inc. (a)	142

60	Appian Corp. (a)	3

4,648	Asure Software, Inc. (a)	31

49	Avalara, Inc. (a)	3

1,500	Avaya Holdings Corp. (a)	15

14,157	Benefitfocus, Inc. (a)	338

60	Bottomline Technologies, Inc. (a)	2

180	Box, Inc., Class – A (a)	3

754	Carbon Black, Inc. (a)	20

3,192	Cloudera, Inc. (a)	28

288	Coupa Software, Inc. (a)	37

66	Ebix, Inc.	3

436	Everbridge, Inc. (a)	27

83	Fair Isaac Corp. (a)	25

80	Five9, Inc. (a)	4

386	Forescout Technologies, Inc. (a)	15

1,782	Guidewire Software, Inc. (a)	188

1,149	HubSpot, Inc. (a)	174

29	J2 Global, Inc.	3

4,271	LivePerson, Inc. (a)	152

4,865	Model N, Inc. (a)	135

20,476	Nuance Communications, Inc. (a)	335

1,456	Phunware, Inc. (a)	2

1,141	Progress Software Corp.	43

1,472	Proofpoint, Inc. (a)	190

1,042	PROS Holdings, Inc. (a)	62

2,175	PTC, Inc. (a)	148

1,392	Q2 Holdings, Inc. (a)	110

32	Qualys, Inc. (a)	2

477	Rapid7, Inc. (a)	22

90,262	RealNetworks, Inc. (a)	150

115	Sailpoint Technologies Holding, Inc. (a)	2

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

229	Secureworks Corp. (a)	$3

239	SharpSpring, Inc. (a)	2

56	SPS Commerce, Inc. (a)	3

5,196	SS&C Technologies Holdings, Inc.	268

1,703	SVMK, Inc. (a)	29

8,923	Telaria, Inc. (a)	62

4,129	The Rubicon Project, Inc. (a)	36

113	The Trade Desk, Inc. (a)	21

42,179	TiVo Corp.	322

66	Upland Software, Inc. (a)	2

6,107	Veritone, Inc. ^(a)	22

60	Workiva, Inc. (a)	3

1,074	Yext, Inc. (a)	17

2,107	Zscaler, Inc. (a)	100

1,153	Zuora, Inc., Class – A (a)	17

		3,481

	Specialty Retail — 1.12%

899	Abercrombie & Fitch Co., Class – A	14

156	American Eagle Outfitters, Inc.	3

588	Asbury Automotive Group, Inc. (a)	60

5,224	Boot Barn Holdings, Inc. (a)	182

2,210	Caleres, Inc.	52

3,007	Carvana Co. (a)	198

1,890	Citi Trends, Inc.	35

269	Conn’s, Inc. (a)	7

123	Five Below, Inc. (a)	16

1,957	Floor & Decor Holdings, Inc., Class – A (a)	100

161	Genesco, Inc. (a)	6

1,310	GNC Holdings, Inc., Class – A ^(a)	3

99	Group 1 Automotive, Inc.	9

774	Guess?, Inc.	14

8,591	J. Jill, Inc.	16

20	Lithia Motors, Inc.	3

323	Lumber Liquidators Holdings, Inc. (a)	3

610	Monro Muffler Brake, Inc.	48

813	National Vision Holdings, Inc. (a)	20

730	Party City Holdco, Inc. (a)	4

53	Penske Automotive Group, Inc.	3

100	Rent-A-Center, Inc.	3

247	Restoration Hardware Co. (a)	42

1,632	Sally Beauty Holdings, Inc. (a)	24

701	Signet Jewelers Ltd.	12

405	Sleep Number Corp. (a)	17

330	Sonic Automotive, Inc., Class – A	10

7,426	Sportsman’s Warehouse Holdings, Inc. (a)	38

11,201	Tailored Brands, Inc. ^	49

390	The Buckle, Inc.	8

8,771	Tile Shop Holdings, Inc.	28

540	Tilly’s, Inc., Class – A	5

		1,032

	Technology Hardware, Storage & Peripherals — 0.05%

1,536	3D Systems Corp. (a)	12

117	Astronova, Inc.	2

1,038	Diebold, Inc. (a)	12

696	Stratasys Ltd. (a)	15

		41

	Textiles, Apparel & Luxury Goods — 0.72%

2,038	Capri Holdings Ltd. (a)	68

1,741	Columbia Sportswear Co.	169

103	Crocs, Inc. (a)	3

795	Delta Apparel, Inc. (a)	19

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Textiles, Apparel & Luxury Goods (continued)

235	Fossil Group, Inc. (a)	$3

611	G-III Apparel Group Ltd. (a)	16

1,033	Kontoor Brands, Inc.	36

13,805	Lakeland Industries, Inc. (a)	168

207	Vince Holding Corp. (a)	4

6,374	Wolverine World Wide, Inc.	179

		665

	Thrifts & Mortgage Finance — 0.68%

1,657	Axos Financial, Inc. (a)	46

2,352	Bankfinancial Corp.	28

196	Capitol Federal Financial, Inc.	3

429	Dime Community Bancshares	9

122	Federal Agricultural Mortgage Corp., Class – C	10

47	First Capital, Inc.	3

88	First Defiance Financial Corp.	3

1,244	Flagstar Bancorp, Inc.	46

79	HomeStreet, Inc. (a)	2

2,947	Kearny Financial Corp. of Maryland	38

270	Luther Burbank Corp.	3

88	Meta Financial Group, Inc.	3

228	MGIC Investment Corp.	3

87	MMA Capital Holdings, Inc. (a)	3

1,030	Mr Cooper Group, Inc. (a)	11

4,468	NMI Holdings, Inc. (a)	117

596	Northfield BanCorp, Inc.	10

3,080	OP Bancorp	30

1,418	PennyMac Financial Services, Inc. (a)	43

835	Provident Financial Services, Inc.	20

3,837	Riverview BanCorp, Inc.	28

4,633	TrustCo Bank Corp NY	38

2,175	United Financial Bancorp, Inc.	30

880	Walker & Dunlop, Inc.	49

326	Western New England Bancorp, Inc.	3

984	WSFS Financial Corp.	43

		622

	Tobacco — 0.08%

1,598	22nd Century Group, Inc. (a)	4

332	Universal Corp.	18

4,302	Vector Group Ltd.	51

		73

	Trading Companies & Distributors — 1.75%

83	Air Lease Corp.	3

3,305	Aircastle Ltd.	74

7,395	Beacon Roofing Supply, Inc. (a)	248

103	Bluelinx Holdings, Inc. (a)	3

10,855	BMC Stock Holdings, Inc. (a)	285

5,061	DXP Enterprises, Inc. (a)	176

83	GATX Corp.	6

944	Herc Holdings, Inc. (a)	44

585	Kaman Corp.	35

11,059	MRC Global, Inc. (a)	134

3,321	NOW, Inc. (a)	38

1,140	Rush Enterprises, Inc., Class – A	44

1,424	SiteOne Landscape Supply, Inc. (a)	105

114	Transcat, Inc. (a)	3

2,263	Triton International Ltd.	77

1,540	Watsco, Inc.	261

1,283	Willis Lease Finance Corp. (a)	71

		1,607

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Transportation Infrastructure — 0.17%

4,004	Macquarie Infrastructure Corp.	$158

	Water Utilities — 0.34%

839	American States Water Co.	74

162	AquaVenture Holdings Ltd. (a)	3

600	California Water Service Group	32

495	Connecticut Water Service, Inc.	35

2,136	Consolidated Water Co. Ltd.	35

1,063	Global Water Resources, Inc.	13

628	Middlesex Water Co.	41

1,064	SJW Corp.	73

		306

	Wireless Telecommunication Services — 0.20%

30,363	Gogo, Inc. ^(a)	183

64	Spok Holdings, Inc.	1

		184

	Total Common Stocks	70,511

	Contingent Rights — 0.00%

	Biotechnology — 0.00%

1	Tobira Therapeutics, Inc. CVR	–

	Chemicals — 0.00%

97	Schulman, Inc. CVR (a)	–

	Metals & Mining — 0.00%

176,955	Tahoe Resources, Inc. CVR (a)	–

	Pharmaceuticals — 0.00%

759	Aratana Therapeutics, Inc. CVR (a)	–

	Total Contingent Rights	–

	Investment Companies — 19.74%

215,676	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(b)	216

17,895,195	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (b)	17,895

	Total Investment Companies	18,111

Principal Amount (000)

	Repurchase Agreement — 0.74%

$677	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $676,702 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $690,191) ^^	677

	Total Repurchase Agreement	677

	Total Investments (cost $69,234) — 97.31%	89,299

	Other assets in excess of liabilities — 2.69%	2,465

	Net Assets — 100.00%	$91,764

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $841 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	40.44%	36.39%	—	76.83%
Contingent Rights	—	0.00%	—	0.00%
Investment Companies	0.14%	19.60%	0.00%	19.74%
Repurchase Agreement	0.45%	0.29%	—	0.74%
Other Assets (Liabilities)	0.34%	2.35%	0.00%	2.69%

Total Net Assets	41.37%	58.63%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	238	12/20/19	$18,148	$(479)

			$18,148	$(479)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(479)

	Total Net Unrealized Appreciation/(Depreciation)			$(479)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 61.69%

	Aerospace & Defense — 0.53%

839	AAR Corp.	$35

1,869	Aerojet Rocketdyne Holdings, Inc. (a)	94

536	Aerovironment, Inc. (a)	29

609	Astronics Corp. (a)	18

1,490	Axon Enterprise, Inc. (a)	85

808	Cubic Corp.	57

270	Ducommun, Inc. (a)	11

6,594	Kratos Defense & Security Solutions, Inc. (a)	122

1,502	Maxar Technologies, Inc.	11

1,384	Mercury Systems, Inc. (a)	112

822	Moog, Inc., Class – A	67

134	National Presto Industries, Inc.	12

493	Park Aerospace Corp.	9

492	Parsons Corp. (a)	16

1,249	Triumph Group, Inc.	29

289	Vectrus, Inc. (a)	12

1,313	Wesco Aircraft Holdings, Inc. (a)	14

		733

	Air Freight & Logistics — 0.11%

1,473	Air Transport Services Group, Inc. (a)	31

606	Atlas Air Worldwide Holdings, Inc. (a)	15

732	Echo Global Logistics, Inc. (a)	17

721	Forward Air Corp.	46

831	Hub Group, Inc., Class – A (a)	39

991	Radiant Logistics, Inc. (a)	5

		153

	Airlines — 2.56%

2,273	Alaska Air Group, Inc.	148

328	Allegiant Travel Co.	49

21,255	American Airlines Group, Inc.	573

14,683	Azul SA, ADR (a)	526

1,202	Hawaiian Holdings, Inc.	32

15,072	JetBlue Airways Corp. (a)	252

20,732	Mesa Air Group, Inc. (a)	140

1,281	SkyWest, Inc.	74

1,756	Spirit Airlines, Inc. (a)	64

13,613	United Continental Holdings, Inc. (a)	1,203

48,801	Volaris Aviation Holding Co., ADR (a)	488

		3,549

	Auto Components — 0.92%

2,256	Adient PLC	52

2,822	American Axle & Manufacturing Holdings, Inc. (a)	23

5,019	BorgWarner, Inc.	184

1,285	Cooper Tire & Rubber Co.	34

459	Cooper-Standard Holding, Inc. (a)	19

29,962	Dana Holding Corp.	432

696	Dorman Products, Inc. (a)	55

963	Fox Factory Holding Corp. (a)	60

854	Gentherm, Inc. (a)	35

630	LCI Industries	58

8,150	Modine Manufacturing Co. (a)	93

485	Motorcar Parts of America, Inc. (a)	8

531	Standard Motor Products, Inc.	26

3,930	Stoneridge, Inc. (a)	122

1,371	Tenneco, Inc.	17

727	Visteon Corp. (a)	60

		1,278

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Automobiles — 0.02%

784	Winnebago Industries, Inc.	$30

	Banks — 4.39%

177	1st Constitution Bancorp	3

386	1st Source, Inc.	18

174	ACNB Corp.	6

483	Allegiance Bancshares, Inc. (a)	15

329	Amalgamated Bank, Class – A	5

468	Amerant Bancorp, Inc. (a)	10

273	American National Bankshares, Inc.	10

1,565	Ameris BanCorp	63

222	Ames National Corp.	6

325	Arrow Financial Corp.	11

574	Atlantic Capital Bancshares, Inc. (a)	10

2,107	Atlantic Union Bankshares Corp.	78

1,139	Banc of California, Inc.	16

469	BancFirst Corp.	26

1,264	Bancorp, Inc. (a)	13

2,466	BancorpSouth Bank	73

140	Bank First Corp. ^	9

432	Bank of Commerce Holdings	5

357	Bank of Marin Bancorp	15

1,384	Bank of N.T. Butterfield & Son Ltd. (The)	41

141	Bank of Princeton (The)	4

167	Bankwell Financial Group, Inc.	5

892	Banner Corp.	50

384	Bar Harbor Bankshares, Inc.	10

259	Baycom Corp. (a)	6

375	BCB BanCorp, Inc.	5

1,166	Berkshire Hills BanCorp, Inc.	34

2,091	Boston Private Financial Holdings, Inc.	24

410	Bridge BanCorp, Inc.	12

1,977	Brookline BanCorp, Inc.	29

527	Bryn Mawr Bank Corp.	19

314	Business First Bancshares, Inc.	8

580	Byline BanCorp, Inc. (a)	10

83	C&F Financial Corp.	4

3,242	Cadence Bancorporation	57

107	Cambridge BanCorp	8

407	Camden National Corp.	18

175	Capital BanCorp, Inc. (a)	2

338	Capital City Bank Group, Inc.	9

361	Capstar Financial Holdings, Inc.	6

527	Carolina Financial Corp.	19

613	Carter Bank & Trust (a)	12

1,947	Cathay BanCorp, Inc.	68

468	CBTX, Inc.	13

3,221	Centerstate Bank Corp.	77

737	Central Pacific Financial Corp.	21

295	Central Valley Community Bancorp	6

73	Century Bancorp, Inc., Class – A	6

86	Chemung Financial Corp.	4

304	Citizens & Northern Corp.	8

405	City Holding Co.	31

376	Civista Bancshares, Inc.	8

375	CNB Financial Corp.	11

174	Coastal Financial Corp. (a)	3

214	Codorus Valley BanCorp, Inc.	5

180	Colony Bankcorp	3

1,895	Columbia Banking System, Inc.	70

1,301	Community Bank System, Inc.	80

540	Community Bankers Trust Corp.	5

121	Community Financial Corp. (The)	4

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

412	Community Trust Bancorp, Inc.	$18

832	ConnectOne Bancorp, Inc.	18

161	CrossFirst Bankshares, Inc. (a)	2

701	Customers BanCorp, Inc. (a)	15

3,413	CVB Financial Corp.	71

84	DNB Financial Corp.	4

847	Eagle BanCorp, Inc.	38

214	Enterprise BanCorp, Inc.	6

619	Enterprise Financial Services Corp.	25

379	Equity Bancshares, Inc. (a)	10

144	Esquire Financial Holdings, Inc. (a)	4

108	Evans BanCorp, Inc.	4

252	Farmers & Merchants Banco	7

653	Farmers National Banc Corp.	9

428	FB Financial Corp.	16

68	Fidelity D&D BanCorp, Inc.	4

407	Financial Institutions, Inc.	12

259	First BanCorp	7

738	First BanCorp	26

31,224	First BanCorp	311

413	First Bancshares, Inc.	13

402	First Bank/Hamilton	4

1,347	First Busey Corp.	34

209	First Business Financial Services, Inc.	5

245	First Choice BanCorp	5

2,466	First Commonwealth Financial Corp.	33

412	First Community Bancshares, Inc.	13

2,514	First Financial BanCorp	62

3,323	First Financial Bankshares, Inc.	111

350	First Financial Corp.	15

248	First Financial Northwest, Inc.	4

983	First Foundation, Inc.	15

141	First Guaranty Bancshares, Inc.	3

11,447	First Horizon National Corp.	185

247	First Internet BanCorp	5

971	First Interstate BancSystem, Inc., Class – A	39

1,427	First Merchants Corp.	54

365	First Mid-Illinois Bancshares, Inc.	13

2,750	First Midwest Bancorp, Inc.	54

227	First Northwest BanCorp	4

594	First of Long Island Corp. (The)	14

681	Flushing Financial Corp.	14

415	FNCB Bancorp, Inc.	3

339	Franklin Financial Network, Inc.	10

102	Franklin Financial Services Corp.	4

4,154	Fulton Financial Corp.	67

296	FVCBankcorp, Inc. (a)	5

659	German American BanCorp, Inc.	21

2,215	Glacier BanCorp, Inc.	90

279	Great Southern Bancorp, Inc.	16

1,479	Great Western Bancorp, Inc.	49

233	Guaranty Bancshares, Inc.	7

2,303	Hancock Holding Co.	88

763	Hanmi Financial Corp.	14

685	HarborOne Bancorp, Inc. (a)	7

137	Hawthorn Bancshares, Inc.	3

886	Heartland Financial USA, Inc.	40

1,048	Heritage Commerce Corp.	12

924	Heritage Financial Corp.	25

1,826	Hilltop Holdings, Inc.	44

3,971	Home Bancshares, Inc.	75

449	Hometrust Bancshares, Inc.	12

3,041	Hope Bancorp, Inc.	44

940	Horizon Bancorp, Inc.	16

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

333	Howard BanCorp, Inc. (a)	$6

3,472	Iberiabank Corp.	263

857	Independent Bank Corp.	64

565	Independent Bank Corp.	12

936	Independent Bank Group, Inc.	49

1,437	International Bancshares Corp.	55

242	Investar Holding Corp.	6

5,841	Investors Bancorp, Inc.	66

1,225	Lakeland Bancorp, Inc.	19

621	Lakeland Financial Corp.	27

311	LCNB Corp.	6

1,244	LegacyTexas Financial Group, Inc.	54

140	Level One BanCorp, Inc.	3

642	Live Oak Bancshares, Inc.	12

663	Macatawa Bank Corp.	7

224	Mackinac Financial Corp.	3

172	MainStreet Bancshares, Inc. (a)	4

430	Mercantile Bank Corp.	14

174	Metropolitan Bank Holding Corp. (a)	7

172	Mid Penn BanCorp, Inc.	4

546	Midland States BanCorp, Inc.	14

286	MidWestOne Financial Group, Inc.	9

146	MutualFirst Financial, Inc.	5

237	MVB Financial Corp.	5

742	National Bank Holdings Corp., Class – A	25

173	National Bankshares, Inc.	7

1,076	NBT Bancorp, Inc.	39

205	Nicolet Bankshares, Inc. (a)	14

175	Northeast Bank	4

172	Northrim BanCorp, Inc.	7

134	Norwood Financial Corp.	4

166	Oak Valley BanCorp	3

1,268	OFG Bancorp	28

94	Ohio Valley Banc Corp.	3

376	Old Line Bancshares, Inc.	11

4,424	Old National Bancorp	76

749	Old Second BanCorp, Inc.	9

549	Opus Bank	12

485	Origin BanCorp, Inc.	16

257	Orrstown Financial Services, Inc.	6

470	Pacific Mercantile BanCorp (a)	4

1,512	Pacific Premier Bancorp, Inc.	47

339	Park National Corp.	32

226	Parke BanCorp, Inc.	5

316	PCB Bancorp	5

476	Peapack-Gladstone Financial Corp.	13

115	Penns Woods BanCorp, Inc.	5

141	Peoples BanCorp	4

453	Peoples Bancorp, Inc.	14

177	Peoples Financial Services Corp.	8

395	People’s Utah BanCorp	11

5,563	Popular, Inc.	301

353	Preferred Bank	18

390	Premier Financial Bancorp, Inc.	7

370	QCR Holdings, Inc.	14

408	RBB BanCorp	8

17	Red River Bancshares, Inc. (a)	1

258	Reliant BanCorp, Inc.	6

1,463	Renasant Co.	51

244	Republic Bancorp, Inc., Class – A	11

1,197	Republic First Bancorp, Inc. (a)	5

318	Richmond Mutual Bancorporation, Inc. (a)	4

868	S & T BanCorp, Inc.	32

885	Sandy Spring BanCorp, Inc.	30

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

205	SB One BanCorp	$5

1,268	Seacoast Banking Corporation of Florida (a)	32

422	Select BanCorp, Inc. (a)	5

1,199	ServisFirst Bancshares, Inc.	40

317	Shore Bancshares, Inc.	5

378	Sierra Bancorp	10

2,343	Simmons First National Corp.	58

320	Smartfinancial, Inc. (a)	7

83	South Plains Financial, Inc.	1

866	South State Corp.	65

191	Southern First Bancshares (a)	8

546	Southern National BanCorp	8

808	Southside Bancshares, Inc.	28

391	Spirit of Texas Bancshares, Inc. (a)	8

525	Stock Yards BanCorp, Inc.	19

278	Summit Financial Group, Inc.	7

3,131	Texas Capital Bancshares, Inc. (a)	171

369	Tompkins TrustCo, Inc.	30

1,723	TowneBank	48

673	TriCo Bancshares	24

657	Tristate Capital Holdings, Inc. (a)	14

620	Triumph Bancorp, Inc. (a)	20

1,660	Trustmark Corp.	57

1,135	UMB Financial Corp.	73

89	Union Bankshares, Inc.	3

2,495	United Bankshares, Inc.	94

2,033	United Community Banks, Inc.	58

300	United Security Bancshare	3

197	Unity BanCorp, Inc.	4

760	Univest Corp.	19

8,298	Valley National Bancorp	90

1,318	Veritex Holdings, Inc.	32

394	Washington Trust BanCorp, Inc.	19

3,647	Webster Financial Corp.	171

1,366	WesBanco, Inc.	51

408	West Bancorporation, Inc.	9

657	Westamerica Bancorp	41

		6,116

	Beverages — 0.12%

787	Celsius Holdings, Inc. (a)	3

119	Coca-Cola Bottling Co. Consolidated	36

297	Craft Brew Alliance, Inc. (a)	2

342	MGP Ingredients, Inc.	17

293	National Beverage Corp.	13

1,752	New Age Beverages Corp. ^(a)	5

872	Primo Water Corp. (a)	11

215	The Boston Beer Co., Inc., Class – A (a)	78

		165

	Biotechnology — 2.71%

868	Abeona Therapeutics, Inc. (a)	2

2,693	Acadia Pharmaceuticals, Inc. (a)	98

1,164	Acceleron Pharma, Inc. (a)	46

3,516	Achillion Pharmaceuticals, Inc. (a)	13

1,128	Acorda Therapeutics, Inc. (a)	3

590	Adamas Pharmaceuticals, Inc. (a)	3

1,255	ADMA Biologics, Inc. (a)	6

1,722	Aduro Biotech, Inc. (a)	2

1,403	Adverum Biotechnologies, Inc. (a)	8

652	Aeglea BioTherapeutics, Inc. (a)	5

1,458	Affimed Therapeutics BV (a)	4

2,622	Agenus, Inc. (a)	7

525	Agex Therapeutics, Inc. (a)	1

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

1,119	Aimmune Therapeutics, Inc. (a)	$23

2,942	Akebia Therapeutics, Inc. (a)	12

116	Akero Therapeutics, Inc. (a)	3

260	Albireo Pharma, Inc. (a)	5

1,824	Alder Biopharmaceuticals, Inc. (a)	34

586	Aldeyra Therapeutics, Inc. (a)	3

747	Alector, Inc. (a)	11

495	Allakos, Inc. (a)	39

1,009	Allogene Therapeutics, Inc. (a)	28

886	AMAG Pharmaceuticals, Inc. (a)	10

6,500	Amicus Therapeutics, Inc. (a)	52

616	Anaptysbio, Inc. (a)	22

1,040	Anavex Life Sciences Corp. (a)	3

1,247	Apellis Pharmaceuticals, Inc. (a)	30

45	Applied Therapeutics, Inc. (a)	–

746	Arcus Biosciences, Inc. (a)	7

1,409	Ardelyx, Inc. (a)	7

1,278	Arena Pharmaceuticals, Inc. (a)	58

2,854	ArQule, Inc. (a)	20

2,405	Arrowhead Pharmaceuticals, Inc. (a)	68

1,304	Atara Biotherapeutics, Inc. (a)	18

1,730	Athenex, Inc. (a)	21

3,034	Athersys, Inc. (a)	4

158	Atreca, Inc. (a)	2

1,128	Audentes Therapeutics, Inc. (a)	32

1,443	Avid Bioservices, Inc. (a)	8

519	Avrobio, Inc. (a)	7

259	Beyondspring, Inc. (a)	5

2,864	BioCryst Pharmaceuticals, Inc. (a)	8

990	Biohaven Pharmaceutical Holding Co. Ltd. (a)	41

149	BioSpecifics Technologies Corp. (a)	8

146	Bioxcel Therapeutics, Inc. (a)	1

1,256	Blueprint Medicines Corp. (a)	93

548	Bridgebio Pharma, Inc. (a)	12

1,190	Calithera Biosciences, Inc. (a)	4

231	Calyxt, Inc. (a)	1

1,008	Cara Therapeutics, Inc. (a)	18

1,067	CareDx, Inc. (a)	24

1,309	CASI Pharmaceuticals, Inc. (a)	4

89	Castle Biosciences, Inc. (a)	2

2,602	Catalyst Pharmaceuticals, Inc. (a)	14

136	Celcuity, Inc. (a)	2

292	Cellular Biomedicine Group, Inc. (a)	4

638	CEL-SCI Corp. (a)	6

558	Checkpoint Therapeutics, Inc. (a)	1

1,011	ChemoCentryx, Inc. (a)	7

1,082	Chimerix, Inc. (a)	3

1,229	Clovis Oncology, Inc. (a)	5

1,623	Coherus Biosciences, Inc. (a)	33

574	Concert Pharmaceuticals, Inc. (a)	3

399	Constellation Pharmaceuticals, Inc. (a)	3

1,495	Corbus Pharmaceuticals Holdings, Inc. ^(a)	7

70	Cortexyme, Inc. (a)	2

277	Crinetics Pharmaceuticals, Inc. (a)	4

443	Cue BioPharma, Inc. (a)	4

588	Cyclerion Therapeutics, Inc. (a)	7

1,371	Cytokinetics, Inc. (a)	16

1,134	CytomX Therapeutics, Inc. (a)	8

478	Deciphera Pharmaceuticals, Inc. (a)	16

1,207	Denali Therapeutics, Inc. (a)	18

1,318	Dicerna Pharmaceuticals, Inc. (a)	19

2,102	Dynavax Technologies Corp. (a)	8

257	Eagle Pharmaceuticals, Inc. (a)	15

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

1,247	Editas Medicine, Inc. (a)	$28

300	Eidos Therapeutics, Inc. (a)	11

567	Eiger Biopharmaceuticals, Inc. (a)	6

1,178	Emergent BioSolutions, Inc. (a)	62

432	Enanta Pharmaceuticals, Inc. (a)	26

1,939	Epizyme, Inc. (a)	20

626	Esperion Therapeutics, Inc. (a)	23

373	Evelo Biosciences, Inc. (a)	2

1,341	Fate Therapeutics, Inc. (a)	21

1,984	Fibrogen, Inc. (a)	73

849	Five Prime Therapeutics, Inc. (a)	3

931	Flexion Therapeutics, Inc. (a)	13

558	Forty Seven, Inc. (a)	4

890	G1 Therapeutics, Inc. (a)	20

1,299	Galectin Therapeutics, Inc. (a)	5

692	Genomic Health, Inc. (a)	47

4,547	Geron Corp. ^(a)	6

1,475	Global Blood Therapeutics, Inc. (a)	72

881	GlycoMimetics Industries, Inc. (a)	4

1,065	Gossamer Bio, Inc. (a)	18

611	Gritstone Oncology, Inc. (a)	5

3,670	Halozyme Therapeutics, Inc. (a)	57

146	Harpoon Therapeutics, Inc. (a)	2

1,856	Heron Therapeutics, Inc. (a)	34

605	Homology Medicines, Inc. (a)	11

3,647	ImmunoGen, Inc. (a)	9

4,482	Immunomedics, Inc. (a)	59

2,310	Inovio Pharmaceuticals, Inc. ^(a)	5

2,257	Insmed, Inc. (a)	40

983	Intellia Therapeutics, Inc. (a)	13

641	Intercept Pharmaceuticals, Inc. (a)	43

1,765	Intrexon Corp. ^(a)	10

2,225	Invitae Corp. (a)	43

2,936	Iovance Biotherapeutics, Inc. (a)	53

3,864	Ironwood Pharmaceuticals, Inc. (a)	33

400	Jounce Therapeutics, Inc. (a)	1

3,261	Kadmon Holdings, Inc. (a)	8

282	Kalvista Pharmaceuticals, Inc. (a)	3

111	Karuna Therapeutics, Inc. (a)	2

1,451	Karyopharm Therapeutics, Inc. (a)	14

331	Kezar Life Sciences, Inc. (a)	1

911	Kindred Biosciences, Inc. (a)	6

350	Kiniksa Pharmaceuticals Ltd. (a)	3

582	Kodiak Sciences, Inc. (a)	8

267	Krystal Biotech, Inc. (a)	9

869	Kura Oncology, Inc. (a)	13

577	La Jolla Pharmaceutical Co. (a)	5

1,025	Lexicon Pharmaceuticals, Inc. ^(a)	3

475	Ligand Pharmaceuticals, Inc., Class – B (a)	47

2,776	Lineage Cell Therapeutics, Inc. (a)	3

223	Logicbio Therapeutics, Inc. (a)	2

1,192	MacroGenics, Inc. (a)	15

196	Madrigal Pharmaceuticals, Inc. (a)	17

486	Magenta Therapeutics, Inc. (a)	5

5,392	MannKind Corp. (a)	7

657	Marker Therapeutics, Inc. (a)	3

1,036	MediciNova, Inc. (a)	8

1,650	MEI Pharma, Inc. (a)	3

391	Meiragtx Holdings PLC (a)	6

883	Mersana Therapeutics, Inc. (a)	1

228	Millendo Therapeutics, Inc. (a)	2

791	Minerva Neurosciences, Inc. (a)	6

692	Mirati Therapeutics, Inc. (a)	54

60	Mirum Pharmaceuticals, Inc. (a)	1

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

424	Molecular Templates, Inc. (a)	$3

2,579	Momenta Pharmaceuticals, Inc. (a)	33

120	Morphic Holding, Inc. (a)	2

689	Mustang Bio, Inc. (a)	2

14,638	Myriad Genetics, Inc. (a)	420

1,444	Natera, Inc. (a)	47

344	Neon Therapeutics, Inc. (a)	1

70	NextCure, Inc. (a)	2

778	Novavax, Inc. (a)	4

520	Oncocyte Corp. (a)	1

9,075	OPKO Health, Inc. (a)	19

255	Organogenesis Holdings, Inc. (a)	2

4,837	Palatin Technologies, Inc. ^(a)	4

3,370	PDL BioPharma, Inc. (a)	7

778	Pfenex, Inc. (a)	7

332	PhaseBio Pharmaceuticals, Inc. (a)	1

1,212	Pieris Pharmaceuticals, Inc. (a)	4

307	PolarityTE, Inc. (a)	1

1,898	Portola Pharmaceuticals, Inc. (a)	51

222	Precision Biosciences, Inc. (a)	2

180	Prevail Therapeutics, Inc. (a)	2

331	Principia BioPharma, Inc. (a)	9

2,183	Progenics Pharmaceuticals, Inc. (a)	11

487	Protagonist Therapeutics, Inc. (a)	6

1,096	Prothena Corp. PLC (a)	8

1,467	PTC Therapeutics, Inc. (a)	50

773	Puma Biotechnology, Inc. (a)	8

884	Ra Pharmaceuticals, Inc. (a)	21

1,131	Radius Health, Inc. (a)	29

453	Recro Pharma, Inc. (a)	5

840	Regenxbio, Inc. (a)	30

1,315	Repligen Corp. (a)	102

293	Replimune Group, Inc. (a)	4

1,044	Retrophin, Inc. (a)	12

573	Rhythm Pharmaceuticals, Inc. (a)	12

4,228	Rigel Pharmaceuticals, Inc. (a)	8

745	Rocket Pharmaceuticals, Inc. (a)	9

880	Rubius Therapeutics, Inc. (a)	7

8,187	Sangamo BioSciences, Inc. (a)	74

1,240	Savara, Inc. (a)	3

552	Scholar Rock Holding Corp. (a)	5

915	Seres Therapeutics, Inc. (a)	4

493	Solid Biosciences, Inc. (a)	5

2,963	Sorrento Therapeutics, Inc. ^(a)	6

878	Spark Therapeutics, Inc. (a)	86

2,799	Spectrum Pharmaceuticals, Inc. (a)	23

255	Spero Therapeutics, Inc. (a)	3

1,137	Stemline Therapeutics, Inc. (a)	12

222	Stoke Therapeutics, Inc. (a)	5

270	Sutro BioPharma, Inc. (a)	2

501	Syndax Pharmaceuticals, Inc. (a)	4

369	Synlogic, Inc. (a)	1

241	Synthorx, Inc. (a)	4

864	Syros Pharmaceuticals, Inc. (a)	9

286	TCR2 Therapeutics, Inc. (a)	4

1,969	TG Therapeutics, Inc. (a)	11

530	Tocagen, Inc. (a)	–

755	Translate Bio, Inc. (a)	7

161	Turning Point Therapeutics, Inc. (a)	6

562	Twist Bioscience Corp. (a)	13

1,559	Tyme Technologies, Inc. (a)	2

1,397	Ultragenyx Pharmaceutical, Inc. (a)	60

672	UNITY Biotechnology, Inc. (a)	4

498	UroGen Pharma Ltd. (a)	12

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

1,312	Vanda Pharmaceuticals, Inc. (a)	$17

2,032	VBI Vaccines, Inc. (a)	1

1,202	Veracyte, Inc. (a)	29

1,107	Vericel Corp. (a)	17

1,631	Viking Therapeutics, Inc. (a)	11

605	Voyager Therapeutics, Inc. (a)	10

296	X4 Pharmaceuticals, Inc. (a)	4

404	XBiotech, Inc. (a)	4

1,221	Xencor, Inc. (a)	41

500	Y-mAbs Therapeutics, Inc. (a)	13

4,207	ZIOPHARM Oncology, Inc. ^(a)	18

		3,764

	Building Products — 0.92%

1,061	AAON, Inc.	49

917	Advanced Drainage Systems, Inc.	30

428	American Woodmark Corp. (a)	38

685	Apogee Enterprises, Inc.	27

578	Armstrong Flooring, Inc. (a)	4

2,946	Builders FirstSource, Inc. (a)	61

547	Caesarstone Ltd.	9

907	Continental Building Products, Inc. (a)	25

1,154	Cornerstone Building Brands, Inc. (a)	7

375	CSW Industrials, Inc.	26

813	Gibraltar Industries, Inc. (a)	37

918	Griffon Corp.	19

464	Insteel Industries, Inc.	10

1,745	Jeld-Wen Holding, Inc. (a)	34

645	Masonite International Corp. (a)	37

592	Patrick Industries, Inc. (a)	25

1,475	PGT, Inc. (a)	25

867	Quanex Building Products Corp.	16

1,147	Simpson Manufacturing Co., Inc.	79

7,060	Trex Company, Inc. (a)	641

1,535	Universal Forest Products, Inc.	61

		1,260

	Capital Markets — 1.20%

1,707	Ares Management Corp.	46

906	Arlington Asset Investment Corp.	5

7,872	Artisan Partners Asset Management, Inc., Class – A	223

334	Assetmark Financial Holdings, Inc. (a)	9

70	Associated Capital Group, Inc., Class – A	2

536	B. Riley Financial, Inc.	13

1,211	Blucora, Inc. (a)	26

1,776	Brightsphere Investment Group, Inc.	18

574	Cohen & Steers, Inc.	32

724	Cowen Group, Inc., Class – A (a)	11

79	Diamond Hill Investment Group	11

875	Donnelley Financial Solutions, Inc. (a)	11

2,465	Federated Investors, Inc., Class – B	80

760	Focus Financial Partners, Inc., Class – A (a)	18

746	Gain Capital Holdings, Inc.	4

132	GAMCO Investors, Inc., Class – A	3

6,738	Greenhill & Co., Inc.	88

566	Hamilton Lane, Inc.	32

1,043	Houlihan Lokey, Inc.	47

401	International Fcstone, Inc. (a)	16

2,982	Ladenburg Thalmann Financial Services, Inc.	7

4,975	LPL Financial Holdings, Inc.	408

1,229	Moelis & Co., Class – A	40

246	Oppenheimer Holdings, Inc., Class – A	7

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

351	Piper Jaffray Companies, Inc.	$26

582	PJT Partners, Inc.	24

400	Pzena Investment Management, Inc.	4

3,205	Raymond James Financial, Inc.	265

488	Safeguard Scientifics, Inc. (a)	6

408	Sculptor Capital Management, Inc.	8

154	Siebert Financial Corp. (a)	1

224	Silvercrest Asset Management Group, Inc.	3

1,728	Stifel Financial Corp.	99

56	Value Line, Inc.	1

176	Virtus Investment Partners, Inc.	19

1,870	Waddell & Reed Financial, Inc., Class – A	32

194	Westwood Holdings Group, Inc.	5

3,342	WisdomTree Investments, Inc.	17

		1,667

	Chemicals — 1.60%

513	Advanced Emissions Solutions, Inc.	8

732	Advansix, Inc. (a)	19

2,387	Albemarle Corp.	166

774	American Vanguard Corp.	12

824	Balchem Corp.	82

185	Chase Corp.	20

2,122	Ferro Corp. (a)	25

1,281	Flotek Industries, Inc. (a)	3

6,648	FMC Corp.	583

649	FutureFuel Corp.	8

1,402	GCP Applied Technologies (a)	27

1,313	H.B. Fuller Co.	61

250	Hawkins, Inc.	11

1,074	Ingevity Corp. (a)	91

494	Innophos Holdings, Inc.	16

627	Innospec, Inc.	56

2,460	Intrepid Potash, Inc. (a)	8

484	Koppers Holdings, Inc. (a)	14

12,280	Kraton Performance Polymers, Inc. (a)	397

628	Kronos Worldwide, Inc.	8

3,853	Livent Corp. (a)	26

668	LSB Industries, Inc. (a)	3

1,223	Marrone Bio Innovations, Inc. (a)	2

910	Minerals Technologies, Inc.	48

1,100	Omnova Solutions, Inc. (a)	11

1,551	Orion Engineered Carbons SA	26

1,977	PolyOne Corp.	65

954	PQ Group Holdings, Inc. (a)	15

339	Quaker Chemical Corp.	54

1,191	Rayonier Advanced Materials, Inc.	5

1,091	Sensient Technologies Corp.	75

529	Stepan Co.	51

573	Trecora Resources (a)	5

685	Tredegar Industries, Inc.	13

1,057	Trinseo SA	45

18,892	Tronox Holdings PLC, Class – A	157

699	Valhi, Inc.	1

		2,217

	Commercial Services & Supplies — 1.47%

1,705	ABM Industries, Inc.	62

2,467	ACCO Brands Corp.	24

1,875	Advanced Disposal Services, Inc. (a)	61

11,684	Aqua Metals, Inc. (a)	20

1,232	Brady Corp., Class – A	65

785	BrightView Holdings, Inc. (a)	13

1,152	Casella Waste Systems, Inc. (a)	49

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies (continued)

769	CECO Environmental Corp. (a)	$5

202	Charah Solutions, Inc. (a)	–

554	Cimpress N.V. (a)	73

26	CompX International, Inc.	–

16,953	Covanta Holding Corp.	294

1,100	Deluxe Corp.	54

642	Ennis, Inc.	13

1,875	Healthcare Services Group, Inc.	46

378	Heritage-Crystal Clean, Inc. (a)	10

1,518	Herman Miller, Inc.	70

1,092	HNI Corp.	39

26,551	Interface, Inc.	384

899	Kimball International, Inc., Class – B	17

1,235	Knoll, Inc.	31

830	LSC Communications, Inc.	1

803	Matthews International Corp., Class – A	28

610	McGrath RentCorp	42

1,125	Mobile Mini, Inc.	41

902	MSA Safety, Inc.	98

219	NL Industries, Inc. (a)	1

246	NRC Group Holdings Corp. (a)	3

462	PICO Holdings, Inc. (a)	5

4,593	Pitney Bowes, Inc.	21

781	Quad Graphics, Inc.	8

1,974	RR Donnelley & Sons Co.	7

574	SP Plus Corp. (a)	21

2,240	Steelcase, Inc., Class – A	41

749	Team, Inc. (a)	14

1,393	Tetra Tech, Inc.	122

1,274	The Brink’s Co.	107

390	UniFirst Corp.	76

556	US Ecology, Inc.	36

506	Viad Corp.	34

221	VSE Corp.	8

		2,044

	Communications Equipment — 0.65%

6,360	Acacia Communications, Inc. (a)	417

1,202	ADTRAN, Inc.	14

522	Applied Optoelectronics, Inc. (a)	6

864	CalAmp Corp. (a)	10

1,148	Calix, Inc. (a)	7

90	Cambium Networks Corp. (a)	1

728	Casa Systems, Inc. (a)	6

279	Clearfield, Inc. (a)	3

604	Comtech Telecommunications Corp.	20

305	DASAN Zhone Solutions, Inc. (a)	3

705	Digi International, Inc. (a)	10

2,944	Extreme Networks, Inc. (a)	21

2,194	Harmonic, Inc. (a)	14

4,395	Infinera Corp. (a)	24

1,079	Inseego Corp. ^(a)	5

798	InterDigital, Inc.	42

469	KVH Industries, Inc. (a)	5

1,954	Lumentum Holdings, Inc. (a)	105

784	NETGEAR, Inc. (a)	25

1,884	NetScout Systems, Inc. (a)	43

842	Plantronics, Inc.	31

1,501	Ribbon Communications, Inc. (a)	9

150	TESSCO Technologies, Inc.	2

5,878	Viavi Solutions, Inc. (a)	82

		905

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Construction & Engineering — 2.14%

837	Aegion Corp. (a)	$18

551	Ameresco, Inc., Class – A (a)	9

1,256	Arcosa, Inc.	43

370	Argan, Inc.	15

918	Comfort Systems USA, Inc.	41

269	Concrete Pumping Holdings, Inc. (a)	1

291	Construction Partners, Inc. (a)	5

766	Dycom Industries, Inc. (a)	39

1,423	EMCOR Group, Inc.	123

6,120	Granite Construction, Inc.	197

1,532	Great Lakes Dredge & Dock Co. (a)	16

205	IES Holdings, Inc. (a)	4

26,860	KBR, Inc.	659

11,981	MasTec, Inc. (a)	777

405	MYR Group, Inc. (a)	13

241	Northwest Pipe Co. (a)	7

256	NV5 Holdings, Inc. (a)	17

1,114	Primoris Services Corp.	22

657	Sterling Construction Co., Inc. (a)	9

65,412	Tutor Perini Corp. (a)	936

1,292	Willscot Corp. (a)	20

		2,971

	Construction Materials — 0.38%

1,587	Eagle Materials, Inc., Class – A	143

550	Forterra, Inc. (a)	4

1,032	Martin Marietta Materials, Inc.	283

2,906	Summit Materials, Inc., Class – A (a)	65

423	U.S. Concrete, Inc. (a)	23

58	United States Lime & Minerals, Inc.	4

		522

	Consumer Finance — 0.48%

434	Curo Group Holdings Corp. (a)	6

535	Elevate Credit, Inc. (a)	2

808	Encore Capital Group, Inc. (a)	27

830	Enova International, Inc. (a)	17

1,280	EZCORP, Inc., Class – A (a)	8

1,082	FirstCash, Inc.	99

6,598	Green Dot Corp., Class – A (a)	167

1,656	LendingClub Corp. (a)	22

500	Medallion Financial Corp.	3

459	Nelnet, Inc., Class – A	29

7,522	PRA Group, Inc. (a)	255

253	Regional Management Corp. (a)	7

167	World Acceptance Corp. (a)	21

		663

	Containers & Packaging — 0.19%

14,520	Graphic Packaging Holding Co.	213

145	Greif, Inc.	7

652	Greif, Inc., Class – A	25

893	Myers Industries, Inc.	16

169	UFP Technologies, Inc. (a)	7

		268

	Distributors — 0.04%

1,142	Core-Mark Holding Co., Inc.	36

424	Funko, Inc. (a)	9

150	Greenlane Holdings, Inc., Class – A (a)	1

154	Weyco Group, Inc.	3

		49

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Diversified Consumer Services — 0.63%

3,415	Adtalem Global Education, Inc. (a)	$130

422	American Public Education, Inc. (a)	9

21,686	Career Education Corp. (a)	344

421	Carriage Services, Inc.	9

2,979	Chegg, Inc. (a)	89

194	Collectors Universe, Inc.	6

2,629	Houghton Mifflin Harcourt Co. (a)	14

971	K12, Inc. (a)	26

2,662	Laureate Education, Inc., Class – A (a)	44

1,197	OneSpaWorld Holdings Ltd. (a)	19

749	Regis Corp. (a)	15

518	Select Interior Concepts, Inc., Class – A (a)	7

823	Sotheby’s (a)	47

544	Strategic Education, Inc.	74

1,229	WW International, Inc. (a)	46

		879

	Diversified Financial Services — 0.20%

777	Banco Latinoamericano de Comercio Exterior SA, Class – E	15

1,708	Cannae Holdings, Inc. (a)	47

3,834	FGL Holdings, Inc.	31

9,586	Jefferies Financial Group, Inc.	176

213	Marlin Business Services Corp.	5

1,659	On Deck Capital, Inc. (a)	6

		280

	Diversified Telecommunication Services — 0.65%

273	Anterix, Inc. (a)	10

278	ATN International, Inc.	16

419	Bandwidth, Inc. (a)	27

1,245	Cincinnati Bell, Inc. (a)	6

11,762	Cogent Communications Group, Inc.	649

1,942	Consolidated Communications Holdings, Inc.	9

2,821	Frontier Communications Corp. ^(a)	2

403	IDT Corp. (a)	4

1,739	Intelsat SA (a)	40

2,537	Iridium Communications, Inc. (a)	54

550	Ooma, Inc. (a)	6

1,904	ORBCOMM, Inc. (a)	9

2,602	Pareteum Corp. ^(a)	3

5,797	Vonage Holdings Corp. (a)	66

		901

	Electric Utilities — 0.40%

1,324	ALLETE, Inc.	115

1,040	El Paso Electric Co.	70

348	Genie Energy Ltd.	3

900	MGE Energy, Inc.	72

1,019	Otter Tail Corp.	55

2,031	PNM Resources, Inc.	106

2,292	Portland General Electric Co.	128

250	Spark Energy, Inc., Class – A	3

		552

	Electrical Equipment — 0.47%

198	Allied Motion Technologies, Inc.	7

509	American Superconductor Corp. (a)	4

1,217	Atkore International Group, Inc. (a)	37

654	AZZ, Inc.	28

1,467	Bloom Energy Corp., Class – A (a)	5

3,400	Encore Wire Corp.	192

606	Energous Corp. (a)	2

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electrical Equipment (continued)

1,106	EnerSys	$73

2,373	Enphase Energy, Inc. (a)	53

1,562	Generac Holdings, Inc. (a)	122

5,766	Plug Power, Inc. (a)	15

226	Powell Industries, Inc.	9

90	Preformed Line Products Co.	5

2,883	Sunrun, Inc. (a)	48

819	Thermon Group Holdings, Inc. (a)	19

765	TPI Composites, Inc. (a)	14

448	Vicor Corp. (a)	13

1,096	Vivint Solar, Inc. (a)	7

		653

	Electronic Equipment, Instruments & Components — 2.09%

224	Airgain, Inc. (a)	3

609	Akoustis Technologies, Inc. (a)	5

788	Anixter International, Inc. (a)	54

2,042	Arlo Technologies, Inc. (a)	7

1,166	AVX Corp.	18

723	Badger Meter, Inc.	39

250	BEL Fuse, Inc., Class – B	4

1,000	Belden, Inc.	53

966	Benchmark Electronics, Inc.	28

112	Coda Octopus Group, Inc. (a)	1

819	CTS Corp.	27

919	Daktronics, Inc.	7

337	ePlus, Inc. (a)	26

3,911	Fabrinet (a)	204

434	FARO Technologies, Inc. (a)	21

5,573	Fitbit, Inc., Class – A (a)	21

23,116	Flextronics International Ltd. (a)	242

2,305	II-VI, Inc. (a)	81

916	Insight Enterprises, Inc. (a)	51

1,009	Iteris, Inc. (a)	6

7,137	Itron, Inc. (a)	527

11,877	Jabil Circuit, Inc.	424

1,434	KEMET Corp.	26

661	Kimball Electronics, Inc. (a)	10

2,082	Knowles Corp. (a)	42

97	Mesa Laboratories, Inc.	23

920	Methode Electronics, Inc.	31

452	MTS Systems Corp.	25

313	Napco Security Technologies (a)	8

808	nLight, Inc. (a)	13

862	Novanta, Inc. (a)	70

429	OSI Systems, Inc. (a)	44

290	Par Technology Corp. ^(a)	7

300	PC Connection, Inc.	12

756	Plexus Corp. (a)	47

3,108	Rogers Corp. (a)	424

1,748	Sanmina Corp. (a)	56

650	ScanSource, Inc. (a)	20

941	Tech Data Corp. (a)	98

2,491	TTM Technologies, Inc. (a)	30

3,423	Vishay Intertechnology, Inc.	58

267	Vishay Precision Group, Inc. (a)	9

184	Wrap Technologies, Inc. (a)	1

		2,903

	Energy Equipment & Services — 0.81%

3,246	Archrock, Inc. Com	32

1,657	C&J Energy Services, Inc. (a)	18

1,240	Cactus, Inc., Class – A (a)	36

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Energy Equipment & Services (continued)

858	Covia Holdings Corp. (a)	$2

1,599	Diamond Offshore Drilling, Inc. (a)	9

2,736	Dril-Quip, Inc. (a)	136

468	Era Group, Inc. (a)	5

856	Exterran Corp. (a)	11

2,081	Forum Energy Technologies, Inc. (a)	3

2,653	Franks International N.V. (a)	13

879	FTS International, Inc. (a)	2

321	Geospace Technologies Corp. (a)	5

3,574	Helix Energy Solutions Group, Inc. (a)	29

1,354	Independence Contract Drilling, Inc. (a)	2

1,335	Keane Group, Inc. (a)	8

523	KLX Energy Services Holdings, Inc. (a)	5

1,347	Liberty Oilfield Services, Inc.	15

338	Mammoth Energy Services, Inc.	1

669	Matrix Service Co. (a)	11

4,577	McDermott International, Inc. ^(a)	9

9,252	Nabors Industries Ltd.	17

574	National Energy Services Reunited Corp. (a)	4

292	Natural Gas Services Group, Inc. (a)	4

293	NCS Multistage Holdings, Inc. (a)	1

2,370	Newpark Resources, Inc. (a)	18

399	Nine Energy Service, Inc. (a)	2

38,420	Noble Corp. PLC (a)	49

2,498	Oceaneering International, Inc. (a)	34

1,510	Oil States International, Inc. (a)	20

723	Pacific Drilling SA (a)	3

226	Parker Drilling Co. (a)	4

2,006	ProPetro Holding Corp. (a)	18

397	RigNet, Inc. (a)	3

1,406	RPC, Inc.	8

438	SEACOR Holdings, Inc. (a)	21

482	SEACOR Marine Holdings, Inc. (a)	6

1,420	Seadrill Ltd. ^(a)	3

1,480	Select Energy Services, Inc. (a)	13

666	Smart Sand, Inc. ^(a)	2

769	Solaris Oilfield Infrastructure, Inc.	10

6,900	TechnipFMC PLC	166

3,249	TETRA Technologies, Inc. (a)	7

942	Tidewater, Inc. (a)	14

55,660	Transocean Ltd. (a)	249

1,338	Unit Corp. (a)	5

1,913	US Silica Holdings, Inc.	18

486	US Well Services, Inc. (a)	1

14,983	Valaris PLC	72

		1,124

	Entertainment — 0.25%

1,278	AMC Entertainment Holdings, Inc., Class – A	14

1,810	Eros International PLC (a)	3

77,917	Global Eagle Entertainment, Inc. (a)	55

2,915	Glu Mobile, Inc. (a)	15

1,324	IMAX Corp. (a)	29

254	Liberty Braves Group (a)	7

907	Liberty Braves Group (a)	25

19,121	Lions Gate Entertainment Corp., Class – B (a)	167

792	Livexlive Media, Inc. (a)	2

561	Marcus Corp.	21

425	Reading International, Inc. (a)	5

518	Rosetta Stone, Inc. (a)	9

		352

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts — 2.87%

2,101	Acadia Realty Trust	$60

1,044	Agree Realty Corp.	76

1,729	Alexander & Baldwin, Inc.	42

53	Alexander’s, Inc.	18

1,232	American Assets Trust, Inc.	58

2,793	American Finance Trust, Inc.	39

1,310	Armada Hoffler Properties, Inc.	24

2,259	Ashford Hospitality Trust	7

660	Bluerock Residential Growth REIT, Inc.	8

773	Braemar Hotels & Resorts, Inc.	7

292	BRT Apartments Corp.	4

2,449	CareTrust REIT, Inc.	58

1,235	Catchmark Timber Trust, Inc.	13

4,578	CBL & Associates Properties, Inc.	6

2,155	Cedar Realty Trust, Inc.	6

1,156	Chatham Lodging Trust	21

32	CIM Commercial Trust Corp.	–

1,006	City Office REIT, Inc.	14

413	Clipper Realty, Inc.	4

489	Community Healthcare Trust, Inc.	22

3,079	CoreCivic, Inc.	53

324	Corenergy Infrastructure Trust, Inc.	15

1,102	CorePoint Lodging, Inc.	11

11,636	Corporate Office Properties Trust	348

5,131	DiamondRock Hospitality Co.	53

1,994	Easterly Government Properties, Inc.	42

946	EastGroup Properties, Inc.	118

756	Farmland Partners, Inc.	5

3,219	First Industrial Realty Trust, Inc.	128

1,771	Four Corners Property Trust, Inc.	50

2,616	Franklin Street Properties Corp.	22

1,280	Front Yard Residential Corp.	15

840	Getty Realty Corp.	27

753	Gladstone Commercial Corp.	18

553	Gladstone Land Corp.	7

768	Global Medical REIT, Inc.	9

2,185	Global Net Lease, Inc.	43

3,269	Healthcare Realty Trust, Inc.	110

873	Hersha Hospitality Trust	13

2,267	Independence Realty Trust, Inc.	32

1,633	Industrial Logistics Property Trust	35

274	Innovative Industrial Properties, Inc.	25

311	Investors Real Estate Trust	23

1,576	iStar, Inc.	21

525	Jernigan Capital, Inc.	10

2,088	Kite Realty Group Trust	34

5,876	Lexington Realty Trust	60

1,018	LTC Properties, Inc.	52

2,217	Mack-Cali Realty Corp.	48

2,414	Monmouth Real Estate Investment Corp., Class – A	35

1,070	National Health Investors, Inc.	88

1,539	National Storage Affiliates	51

2,077	New Senior Investment Group, Inc.	14

488	NexPoint Residential Trust, Inc.	23

1,203	Office Properties Income Trust	37

387	One Liberty Properties, Inc.	11

3,325	Pebblebrook Hotel Trust	93

1,747	Pennsylvania Real Estate Investment Trust ^	10

4,750	Physicians Realty Trust	84

3,229	Piedmont Office Realty Trust, Inc., Class – A	67

1,705	Potlatch Corp.	70

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

1,089	Preferred Apartment Communities, Inc., Class – A	$16

512	PS Business Parks, Inc.	93

1,403	QTS Realty Trust, Inc., Class – L	72

2,909	Retail Opportunity Investments Corp.	53

399	Retail Value, Inc.	15

2,789	Rexford Industrial Realty, Inc.	123

4,407	RLJ Lodging Trust	75

2,053	RPT Realty	28

1,174	Ryman Hospitality Properties, Inc.	96

4,812	Sabra Healthcare REIT, Inc.	110

269	Safehold, Inc.	8

299	Saul Centers, Inc.	16

6,100	Senior Housing Properties Trust	56

859	Seritage Growth Properties	36

3,266	STAG Industrial, Inc.	96

2,609	Summit Hotel Properties, Inc.	30

5,736	Sunstone Hotel Investors, Inc.	79

2,304	Tanger Factory Outlet Centers, Inc.	36

1,645	Terreno Realty Corp.	84

3,075	The Geo Group, Inc.	53

876	UMH Properties, Inc.	12

4,779	Uniti Group, Inc.	37

334	Universal Health Realty Income Trust	34

2,975	Urban Edge Properties	59

745	Urstadt Biddle Properties, Inc., Class – A	18

4,708	Washington Prime Group, Inc. ^	19

2,071	Washington Real Estate Investment Trust	57

1,022	Whitestone REIT	14

2,923	Xenia Hotels & Resorts, Inc.	62

		3,984

	Food & Staples Retailing — 0.25%

2,854	BJ’s Wholesale Club Holdings, Inc., Class – C (a)	74

606	Chefs’ Warehouse Holdings LLC (a)	24

182	HF Foods Group, Inc. (a)	3

364	Ingles Markets, Inc., Class – A	14

278	Natural Grocers by Vitamin Cottage, Inc. (a)	3

2,629	Performance Food Group Co. (a)	121

566	PriceSmart, Inc.	40

1,381	Rite Aid Corp. (a)	10

928	SpartanNash Co.	11

789	The Andersons, Inc.	18

1,368	United Natural Foods, Inc. (a)	16

207	Village Super Market, Inc., Class – A	5

230	Weis Markets, Inc.	9

		348

	Food Products — 0.59%

101	Alico, Inc.	3

1,622	B&G Foods, Inc., Class – A ^	31

42	Bridgford Foods Corp.	1

409	Calavo Growers, Inc.	39

794	Cal-Maine Foods, Inc.	32

13,439	Darling Ingredients, Inc. (a)	257

2,466	Dean Foods Co.	3

250	Farmer Brothers Co. (a)	3

782	Fresh Del Monte Produce, Inc.	27

875	Freshpet, Inc. (a)	44

3,025	Hostess Brands, Inc. (a)	42

390	J&J Snack Foods Corp.	75

218	John B. Sanfilippo & Son, Inc.	21

487	Lancaster Colony Corp.	68

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Food Products (continued)

678	Landec Corp. (a)	$7

382	Limoneira Co.	7

510	Sanderson Farms, Inc.	77

164	Seneca Foods Corp., Class – A (a)	5

1,822	Simply Good Foods Co. (The) (a)	53

420	Tootsie Roll Industries, Inc.	16

		811

	Gas Utilities — 0.47%

402	Chesapeake Utilities Corp.	38

2,267	New Jersey Resources Corp.	103

771	Northwest Natural Holding Co.	55

1,334	One Gas, Inc.	128

202	RGC Resources, Inc.	6

2,370	South Jersey Industries, Inc.	78

1,386	Southwest Gas Corp.	126

1,270	Spire, Inc.	111

		645

	Health Care Equipment & Supplies — 3.96%

377	Abiomed, Inc. (a)	67

2,183	Accuray, Inc. (a)	6

961	Alphatec Holdings, Inc. (a)	5

919	AngioDynamics, Inc. (a)	17

360	Anika Therapeutics, Inc. (a)	20

4,066	Antares Pharma, Inc. (a)	14

806	Apyx Medical Corp. (a)	5

935	AtriCure, Inc. (a)	23

36	Atrion Corp.	28

1,222	Avanos Medical, Inc. (a)	46

195	Avedro, Inc. (a)	4

855	AxoGen, Inc. (a)	11

381	Axonics Modulation Technologies, Inc. (a)	10

161	Biolife Solutions, Inc. (a)	3

379	BioSig Technologies, Inc. (a)	3

9,306	Cardiovascular Systems, Inc. (a)	442

3,430	Cerus Corp. (a)	18

1,547	ConforMIS, Inc. (a)	3

699	CONMED Corp.	67

2,223	Corindus Vascular Robotics, Inc., Class – I (a)	10

918	CryoLife, Inc. (a)	25

799	Cryoport, Inc. (a)	13

365	Cutera, Inc. (a)	11

878	CytoSorbents Corp. (a)	4

3,262	Dexcom, Inc. (a)	487

1,776	Edwards Lifesciences Corp. (a)	391

279	Electrocore LLC (a)	1

1,389	GenMark Diagnostics, Inc. (a)	8

913	Glaukos Corp. (a)	57

1,944	Globus Medical, Inc., Class – A (a)	99

1,314	Haemonetics Corp. (a)	166

176	Heska Corp. (a)	12

460	Inogen, Inc. (a)	22

6,083	Insulet Corp. (a)	1,003

832	Integer Holdings Corp. (a)	63

209	Intricon Corp. (a)	4

889	Invacare Corp.	7

110	Iradimed Corp. (a)	2

639	iRhythm Technologies, Inc. (a)	47

961	Lantheus Holdings, Inc. (a)	24

414	LeMaitre Vascular, Inc.	14

1,241	LivaNova PLC (a)	92

1,081	Meridian Bioscience, Inc.	10

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

3,720	Merit Medical Systems, Inc. (a)	$113

179	Misonix, Inc. (a)	4

849	Natus Medical, Inc. (a)	27

1,310	Neogen Corp. (a)	89

5,773	Neuronetics, Inc. (a)	48

764	Nevro Corp. (a)	66

2,216	Novocure Ltd. (a)	166

1,329	NuVasive, Inc. (a)	84

1,547	OraSure Technologies, Inc. (a)	12

455	Orthofix Medical, Inc. (a)	24

243	Orthopediatrics Corp. (a)	9

275	Pulse Biosciences, Inc. (a)	4

915	Quidel Corp. (a)	56

1,392	Rockwell Medical Technologies, Inc. (a)	4

1,430	RTI Surgical, Inc. (a)	4

374	Seaspine Holdings Corp. (a)	5

2,655	Senseonics Holdings, Inc. ^(a)	3

160	Shockwave Medical, Inc. (a)	5

398	SI-Bone, Inc. (a)	7

966	Sientra, Inc. (a)	6

292	Silk Road Medical, Inc. (a)	9

131	Soliton, Inc. (a)	1

1,120	STAAR Surgical Co. (a)	29

1,682	STERIS PLC	243

330	SurModics, Inc. (a)	15

457	Tactile Systems Technology, Inc. (a)	19

5,315	Tandem Diabetes Care, Inc. (a)	313

2,186	The Cooper Companies, Inc.	649

4,339	Transenterix, Inc. (a)	3

160	TransMedics Group, Inc. (a)	4

88	Utah Medical Products, Inc.	8

362	Vapotherm, Inc. (a)	3

955	Varex Imaging Corp. (a)	27

1,743	Viewray, Inc. (a)	5

3,226	Wright Medical Group N.V. (a)	67

377	Zynex, Inc.	4

		5,499

	Health Care Providers & Services — 0.94%

9,107	Acadia Healthcare Company, Inc. (a)	284

265	Addus HomeCare Corp. (a)	21

799	Amedisys, Inc. (a)	106

459	American Renal Associates Holdings, Inc. (a)	3

1,187	AMN Healthcare Services, Inc. (a)	68

671	Apollo Medical Holdings, Inc. (a)	12

525	Avalon GloboCare Corp. (a)	1

836	Biotelemetry, Inc. (a)	34

4,654	Brookdale Senior Living, Inc. (a)	35

171	Catasys, Inc. (a)	3

2,032	Community Health Systems, Inc. (a)	7

227	CorVel Corp. (a)	17

896	Cross Country Healthcare, Inc. (a)	9

9,076	Diplomat Pharmacy, Inc. (a)	44

2,027	Genesis Healthcare, Inc. (a)	2

962	Hanger, Inc. (a)	20

1,767	HealthEquity, Inc. (a)	101

769	LHC Group, Inc. (a)	87

562	Magellan Health Services, Inc. (a)	35

308	National Healthcare Corp.	25

302	National Research Corp., Class – A	17

3,375	Option Care Health, Inc. (a)	11

1,651	Owens & Minor, Inc.	10

2,106	Patterson Companies, Inc.	38

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

472	Petiq, Inc. (a)	$13

293	Providence Service Corp. (a)	17

2,579	R1 RCM, Inc. (a)	23

1,057	RadNet, Inc. (a)	15

2,832	Select Medical Holdings Corp. (a)	47

603	Surgery Partners, Inc. (a)	4

2,643	Tenet Healthcare Corp. (a)	58

1,294	The Ensign Group, Inc.	61

316	The Joint Corp. (a)	6

1,253	Tivity Health, Inc. (a)	21

577	Triple-S Management Corp., Class – A (a)	8

317	U.S. Physical Therapy, Inc.	41

		1,304

	Health Care Technology — 0.37%

4,301	Allscripts Healthcare Solutions, Inc. (a)	47

2,519	Castlight Health, Inc., Class – B (a)	4

319	Computer Programs & Systems, Inc.	7

1,821	Evolent Health, Inc. (a)	13

197	Health Catalyst, Inc. (a)	6

656	HealthStream, Inc. (a)	17

2,221	HMS Holdings Corp. (a)	77

1,771	Inovalon Holdings, Inc., Class – A (a)	29

341	Inspire Medical System, Inc. (a)	21

351	Livongo Health, Inc. (a)	6

1,363	NextGen Healthcare, Inc. (a)	21

1,049	Omnicell, Inc. (a)	76

418	OptimizeRx Corp. (a)	6

248	Phreesia, Inc. (a)	6

298	Simulations Plus, Inc.	10

490	Tabula Rasa Healthcare, Inc. (a)	27

1,834	Teladoc, Inc. (a)	125

775	Vocera Communications, Inc. (a)	19

		517

	Hotels, Restaurants & Leisure — 1.28%

1,723	BBX Capital Corp.	8

29	Biglari Holdings, Inc., Class – B (a)	3

546	BJ’s Restaurant, Inc.	21

2,228	Bloomin’ Brands, Inc.	42

209	Bluegreen Vacations Corp.	2

2,068	Boyd Gaming Corp.	50

942	Brinker International, Inc.	40

877	Carrols Restaurant Group, Inc. (a)	7

682	Century Casinos, Inc. (a)	5

897	Churchill Downs, Inc.	111

422	Chuy’s Holdings, Inc. (a)	10

493	Cracker Barrel Old Country Store, Inc.	80

960	Dave & Buster’s Entertainment, Inc.	37

730	Del Taco Restaurants, Inc. (a)	7

1,527	Denny’s Corp. (a)	35

421	DineEquity, Inc.	32

1,571	Drive Shack, Inc. (a)	7

511	El Pollo Loco Holdings, Inc. (a)	6

8,753	Eldorado Resorts, Inc. (a)	348

92	Empire Resorts, Inc. (a)	1

568	Fiesta Restaurant Group, Inc. (a)	6

491	Golden Entertainment, Inc. (a)	7

214	Inspired Entertainment, Inc. (a)	2

590	International Speedway Corp., Class – A	27

294	J. Alexander’s Holdings, Inc. (a)	3

667	Jack in the Box, Inc.	61

82	Kura Sushi USA, Inc., Class – A (a)	2

576	Lindblad Expeditions Holdings, Inc. (a)	10

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hotels, Restaurants & Leisure (continued)

1,096	Marriott Vacations Worldwide Corp.	$113

285	Monarch Casino & Resort, Inc. (a)	12

73	Nathan’s Famous, Inc.	5

705	Noodles & Co. (a)	4

573	Papa John’s International, Inc.	30

2,867	Penn National Gaming, Inc. (a)	53

2,626	Planet Fitness, Inc., Class – A (a)	151

665	PlayAGS, Inc. (a)	7

666	Potbelly Corp. (a)	3

226	RCI Hospitality Holdings, Inc.	5

589	Red Lion Hotels Corp. (a)	4

336	Red Robin Gourmet Burgers, Inc. (a)	11

1,760	Red Rock Resorts, Inc., Class – A	36

759	Ruth’s Hospitality Group, Inc.	15

1,406	Scientific Games Corp., Class – A (a)	29

1,211	SeaWorld Entertainment, Inc. (a)	32

740	Shake Shack, Inc., Class – A (a)	73

800	Target Hospitality Corp. (a)	5

1,688	Texas Roadhouse, Inc., Class – A	89

1,062	The Cheesecake Factory, Inc.	44

516	The Habit Restaurants, Inc. (a)	5

521	Twin River Worldwide Holdings, Inc.	12

751	Wingstop, Inc.	66

		1,774

	Household Durables — 1.22%

234	Bassett Furniture Industries, Inc.	4

748	Beazer Homes USA, Inc. (a)	11

219	Cavco Industries, Inc. (a)	42

6,398	Century Communities, Inc. (a)	195

605	Ethan Allen Interiors, Inc.	12

183	Flexsteel Industries, Inc.	3

3,077	Gopro, Inc., Class – A (a)	16

575	Green Brick Partners, Inc. (a)	6

156	Hamilton Beach Brands Holding Co.	3

641	Helen of Troy Ltd. (a)	101

292	Hooker Furniture Corp.	6

570	Installed Building Products, Inc. (a)	33

709	iRobot Corp. (a)	44

2,174	KB Home	74

1,152	La-Z-Boy, Inc.	39

100	Legacy Housing Corp. (a)	2

3,287	LGI Homes, Inc. (a)	273

290	Lifetime Brands, Inc.	3

221	Lovesac Co. (The) (a)	4

668	M/I Homes, Inc. (a)	25

1,277	MDC Holdings, Inc.	55

944	Meritage Homes Corp. (a)	66

210	Purple Innovation, Inc. (a)	2

1,302	Skyline Champion Corp. (a)	39

1,837	Sonos, Inc. (a)	25

2,694	Taylor Morrison Home Corp., Class – A (a)	70

867	TopBuild Corp. (a)	83

3,653	TRI Pointe Homes, Inc. (a)	55

1,229	Tupperware Brands Corp.	20

7,044	Universal Electronics, Inc. (a)	358

847	William Lyon Homes, Class – A (a)	17

768	Zagg, Inc. (a)	5

		1,691

	Household Products — 0.09%

263	Central Garden & Pet Co. (a)	8

1,069	Central Garden & Pet Co., Class – A (a)	30

149	Oil-Dri Corporation of America	5

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Household Products (continued)

240	Spectrum Brands Holdings, Inc.	$13

355	WD-40 Co.	64

		120

	Independent Power and Renewable Electricity Producers — 0.16%

2,576	Atlantic Power Corp. (a)	6

906	Clearway Energy, Inc., Class – A	16

1,859	Clearway Energy, Inc., Class – C	34

1,023	Ormat Technologies, Inc.	76

2,266	Pattern Energy Group, Inc.	61

325	Sunnova Energy International, Inc. (a)	3

1,842	Terraform Power, Inc., Class – A	34

		230

	Industrial Conglomerates — 0.02%

904	Raven Industries, Inc.	30

	Insurance — 1.36%

1,139	Ambac Financial Group, Inc. (a)	22

2,326	American Equity Investment Life Holding Co.	56

481	AMERISAFE, Inc.	32

842	Argo Group International Holdings Ltd.	59

1,354	Citizens, Inc. (a)	9

3,992	CNO Financial Group, Inc.	63

400	Crawford & Co.	4

270	Donegal Group, Inc.	4

577	eHealth, Inc. (a)	39

820	Employers Holdings, Inc.	36

296	Enstar Group Ltd. (a)	56

1,269	Everest Re Group Ltd.	338

247	FBL Financial Group, Inc., Class – A	15

288	FedNat Holding Co.	4

13,076	Genworth Financial, Inc., Class – A (a)	58

198	Global Indemnity Ltd.	5

281	Goosehead Insurance, Inc.	14

740	Greenlight Capital Re Ltd. (a)	8

317	Hallmark Financial Services, Inc. (a)	6

171	HCI Group, Inc.	7

309	Health Insurance Innovations, Inc., Class – A (a)	8

664	Heritage Insurance Holdings, Inc.	10

1,082	Horace Mann Educators Corp.	50

117	Independence Holding Co.	5

38	Investors Title Co.	6

768	James River Group Holdings	39

521	Kinsale Capital Group, Inc.	54

2,157	MBIA, Inc. (a)	20

1,755	National General Holdings Corp.	40

59	National Western Life Group, Inc., Class – A	16

241	NI Holdings, Inc. (a)	4

137	Palomar Holdings, Inc. (a)	5

1,376	ProAssurance Corp.	55

221	ProSight Global, Inc. (a)	4

276	Protective Insurance Corp., Class – B	5

1,021	RLI Corp.	95

373	Safety Insurance Group, Inc.	38

1,495	Selective Insurance Group, Inc.	112

440	State Auto Financial Corp.	14

591	Stewart Information Services Corp.	23

1,863	Third Point Reinsurance Ltd. (a)	19

614	Tiptree, Inc., Class B	4

713	Trupanion, Inc. (a)	18

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

533	United Fire Group, Inc.	$25

487	United Insurance Holdings Corp.	7

786	Universal Insurance Holdings, Inc.	24

4,359	W.R. Berkley Corp.	315

491	Watford Holdings Ltd. (a)	13

		1,863

	Interactive Media & Services — 0.16%

546	Care.com, Inc. (a)	6

1,898	Cargurus, Inc. (a)	59

1,745	Cars.com, Inc. (a)	16

1,238	DHI Group, Inc. (a)	5

968	Eventbrite, Inc. (a)	17

205	EverQuote, Inc., Class – A (a)	4

1,830	Liberty TripAdvisor Holdings, Inc., Class – A (a)	17

1,141	QuinStreet, Inc. (a)	14

1,825	The Meet Group, Inc. (a)	6

104	Travelzoo, Inc. (a)	1

2,601	TrueCar, Inc. (a)	9

1,780	Yelp, Inc. (a)	62

		216

	Internet & Direct Marketing Retail — 0.12%

641	1-800-FLOWERS.COM, Inc., Class – A (a)	9

269	Duluth Holdings, Inc., Class – B (a)	2

269	Gaia, Inc. (a)	2

11,630	Groupon, Inc. (a)	31

286	Lands’ End, Inc. (a)	3

449	Leaf Group Ltd. (a)	2

629	Liquidity Services, Inc. (a)	5

505	PetMed Express, Inc.	9

1,997	Quotient Technology, Inc. (a)	16

424	Realreal, Inc. (The) (a)	9

481	Shutterstock, Inc. (a)	17

428	Stamps.com, Inc. (a)	32

1,091	Stitch Fix, Inc., Class – A ^(a)	21

1,270	Waitr Holdings, Inc. (a)	2

		160

	IT Services — 1.72%

2,144	Alliance Data Systems Corp.	275

36,062	Brightcove, Inc. (a)	378

833	Carbonite, Inc. (a)	13

979	Cardtronics PLC (a)	30

373	Cass Information Systems, Inc.	20

4,475	Conduent, Inc. (a)	28

829	CSG Systems International, Inc.	43

1,801	Endurance International Group Holdings, Inc. (a)	7

2,263	Euronet Worldwide, Inc. (a)	331

1,702	Everi Holdings, Inc. (a)	14

1,580	EVERTEC, Inc.	49

901	Evo Payments, Inc., Class – A (a)	25

1,245	Exela Technologies, Inc. (a)	1

866	Exlservice Holdings, Inc. (a)	58

2,257	Global Payments, Inc.	359

857	GTT Communications, Inc. (a)	8

363	I3 Verticals, Inc., Class – A (a)	7

994	Information Services Group, Inc. (a)	2

314	International Money Express, Inc. (a)	4

2,896	Limelight Networks, Inc. (a)	9

1,712	LiveRamp Holdings, Inc. (a)	74

700	ManTech International Corp., Class – A	50

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

1,624	MAXIMUS, Inc.	$125

1,656	NIC, Inc.	34

809	Paysign, Inc. ^(a)	8

813	Perficient, Inc. (a)	31

3,616	Perspecta, Inc.	94

1,157	Presidio, Inc.	20

521	PRGX Global, Inc. (a)	3

158	Priority Technology Holdings, Inc. (a)	1

1,525	Science Applications International Corp.	133

394	Startek, Inc. (a)	3

986	Sykes Enterprises, Inc. (a)	30

639	The Hackett Group, Inc.	11

353	TTEC Holdings, Inc.	17

231	Tucows, Inc. (a)	13

1,314	Unisys Corp. (a)	10

2,939	Verra Mobility Corp. (a)	42

725	Virtusa Corp. (a)	26

		2,386

	Leisure Products — 0.19%

887	Acushnet Holdings Corp.	23

1,397	American Outdoor Brands Corp. (a)	8

2,356	Callaway Golf Co.	46

589	Clarus Corp.	7

324	Escalade, Inc.	4

126	Johnson Outdoors, Inc., Class – A	7

514	Malibu Boats, Inc., Class – A (a)	16

197	Marine Products Corp.	3

478	Mastercraft Boat Holdings, Inc. (a)	7

440	Sturm, Ruger & Co., Inc.	18

17,122	Vista Outdoor, Inc. (a)	106

775	Yeti Holdings, Inc. ^(a)	22

		267

	Life Sciences Tools & Services — 0.42%

686	Accelerate Diagnostics, Inc. ^(a)	13

880	Cambrex Corp. (a)	52

961	Chromadex Corp. (a)	4

1,331	Codexis, Inc. (a)	18

1,286	ENZO Biochem, Inc. (a)	5

1,799	Fluidigm Corp. (a)	8

1,058	Luminex Corp.	22

709	Medpace Holdings, Inc. (a)	60

865	NanoString Technologies, Inc. (a)	19

2,425	NeoGenomics, Inc. (a)	46

3,582	Pacific Biosciences of California, Inc. (a)	18

216	Personalis, Inc. (a)	3

6,724	Qiagen N.V. (a)	221

327	Quanterix Corp. (a)	7

1,593	Syneos Health, Inc. (a)	85

		581

	Machinery — 1.71%

1,429	Actuant Corp., Class – A	31

246	Alamo Group, Inc.	29

780	Albany International Corp., Class – A	70

1,664	Altra Holdings, Inc.	46

557	Astec Industries, Inc.	17

1,204	Barnes Group, Inc.	62

419	Blue Bird Corp. (a)	8

1,064	Briggs & Stratton Corp.	6

908	Chart Industries, Inc. (a)	57

489	CIRCOR International, Inc. (a)	18

574	Columbus McKinnon Corp.	21

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

710	Commercial Vehicle Group, Inc. (a)	$5

363	DMC Global, Inc.	16

564	Douglas Dynamics, Inc.	25

135	Eastern Co. (The)	3

928	Energy Recovery, Inc. (a)	9

533	ENPRO Industries, Inc.	37

660	ESCO Technologies, Inc.	53

1,887	Evoqua Water Technologies Co. (a)	32

1,561	Federal Signal Corp.	51

1,193	Franklin Electric Co., Inc.	57

268	Gencor Industries, Inc. (a)	3

240	Graham Corp.	5

2,045	Harsco Corp. (a)	39

738	Helios Technologies, Inc.	30

1,590	Hillenbrand, Inc.	49

159	Hurco Companies, Inc.	5

253	Hyster-Yale Materials Handling, Inc., Class – A	14

797	John Bean Technologies Corp.	79

277	Kadant, Inc.	24

2,103	Kennametal, Inc.	65

248	L.B. Foster Co., Class – A (a)	5

272	Lindsay Corp.	25

726	Luxfer Holdings PLC	11

469	Lydall, Inc. (a)	12

894	Manitowoc Co., Inc. (a)	11

19,366	Meritor, Inc. (a)	359

1,730	Milacron Holdings Corp. (a)	29

285	Miller Industries, Inc.	9

1,399	Mueller Industries, Inc.	40

3,954	Mueller Water Products, Inc., Class – A	44

1,249	Navistar International Corp. (a)	35

1,008	NN, Inc.	7

80	Omega Flex, Inc.	8

244	Park-Ohio Holdings Corp.	7

695	Proto Labs, Inc. (a)	71

620	RBC Bearings, Inc. (a)	104

760	REV Group, Inc.	9

2,694	Rexnord Corp. (a)	73

862	Spartan Motors, Inc.	12

1,100	SPX Corp. (a)	44

1,056	SPX FLOW, Inc. (a)	42

317	Standex International Corp.	23

453	Tennant Co.	32

1,632	Terex Corp.	42

471	The Gorman-Rupp Co.	16

809	The Greenbrier Companies, Inc.	24

1,378	Titan International, Inc.	4

1,146	TriMas Corp. (a)	35

254	Twin Disc, Inc. (a)	3

1,376	Wabash National Corp.	20

917	WABCO Holdings, Inc. (a)	124

711	Watts Water Technologies, Inc., Class – A	67

3,340	Welbilt, Inc. (a)	56

		2,369

	Marine — 0.21%

1,194	Costamare, Inc.	7

1,129	Eagle Bulk Shipping, Inc. (a)	5

377	Genco Shipping & Trading Ltd. (a)	3

2,758	Kirby Corp. (a)	227

1,072	Matson, Inc.	40

1,494	Safe Bulkers, Inc. (a)	3

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Marine (continued)

1,293	Scorpio Bulkers, Inc.	$8

		293

	Media — 0.57%

248	Boston Omaha Corp. (a)	5

9,493	Cardlytics, Inc. (a)	319

228	cbdMD, Inc. (a)	1

2,351	Central European Media Enterprises Ltd. (a)	11

1,102	Clear Channel Outdoor Holdings, Inc. (a)	3

1,186	ComScore, Inc. (a)	2

344	Cumulus Media, Inc., Class – A (a)	5

29	Daily Journal Corp. (a)	7

666	Emerald Expositions Events, Inc.	6

3,121	Entercom Communications Corp.	10

1,817	Entravision Communications Corp., Class – A	6

1,066	Fluent, Inc. (a)	3

2,764	Gannett Company, Inc.	30

2,358	Gray Television, Inc. (a)	38

462	Hemisphere Media Group, Inc. (a)	6

1,297	Lee Enterprises, Inc. (a)	3

1,163	Liberty Lilac Group, Class – A (a)	20

2,972	Liberty Lilac Group, Class – C (a)	50

346	Loral Space & Communications, Inc. (a)	14

840	Marchex, Inc. (a)	3

1,301	MDC Partners, Inc., Class – A (a)	4

1,027	Meredith Corp.	38

1,475	MSG Networks, Inc., Class – A (a)	24

1,601	National CineMedia, Inc.	13

1,509	New Media Investment Group, Inc. ^	13

115	Saga Communications, Inc.	3

751	Scholastic Corp.	28

570	TechTarget (a)	13

5,560	TEGNA, Inc.	87

1,369	The E.W. Scripps Co., Class – A	18

469	Tribune Publishing Co.	4

796	Wideopenwest, Inc. (a)	5

		792

	Metals & Mining — 1.68%

5,311	Agnico-Eagle Mines Ltd.	285

8,280	AK Steel Holding Corp. (a)	19

34,045	Allegheny Technologies, Inc. (a)	690

2,912	Carpenter Technology Corp.	150

1,264	Century Aluminum Co. (a)	8

6,875	Cleveland-Cliffs, Inc. ^	50

5,591	Coeur d’Alene Mines Corp. (a)	27

3,045	Commercial Metals Co.	53

3,567	Compass Minerals International, Inc.	202

47,376	Ferroglobe PLC (a)	54

1,447	Gold Resource Corp.	4

321	Haynes International, Inc.	12

12,114	Hecla Mining Co.	21

408	Kaiser Aluminum Corp.	40

511	Materion Corp.	31

153	Mayville Engineering Co, Inc. (a)	2

6,015	Novagold Resources, Inc. (a)	37

273	Olympic Steel, Inc.	4

33,480	Pan American Silver Corp.	525

203	Ramaco Resources, Inc. (a)	1

404	Ryerson Holding Corp. (a)	3

679	Schnitzer Steel Industries, Inc., Class – A	14

1,967	SunCoke Energy, Inc. (a)	11

200	Synalloy Corp.	3

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Metals & Mining (continued)

956	Timkensteel Corp. (a)	$6

1,343	Warrior Met Coal, Inc.	26

989	Worthington Industries, Inc.	36

		2,314

	Mortgage Real Estate Investment Trusts — 0.51%

816	AG Mortgage Investment Trust, Inc.	12

2,517	Anworth Mortgage Asset Corp.	8

3,983	Apollo Commercial Real Estate Finance, Inc.	76

693	Ares Commercial Real Estate Corp.	11

1,560	ARMOUR Residential REIT, Inc.	26

3,213	Blackstone Mortgage Trust, Inc.	116

2,374	Capstead Mortgage Corp.	17

433	Cherry Hill Mortgage Investment Corp.	6

2,082	Colony Credit Real Estate, Inc.	30

603	Dynex Capital, Inc.	9

824	Ellington Financial, Inc.	15

780	Exantas Capital Corp.	9

1,426	Granite Point Mortgage Trust, Inc.	27

402	Great Ajax Corp.	6

1,611	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47

3,652	Invesco Mortgage Capital, Inc.	56

632	KKR Real Estate Finance Trust, Inc.	12

2,664	Ladder Capital Corp.	46

5,954	New York Mortgage Trust, Inc.	36

1,599	Orchid Island Capital, Inc.	9

2,198	Pennymac Mortgage Investment Trust	49

768	Ready Capital Corp.	12

2,423	Redwood Trust, Inc.	40

1,236	TPG RE Finance Trust, Inc.	25

1,320	Western Asset Mortgage Capital Corp.	13

		713

	Multiline Retail — 0.04%

1,004	Big Lots, Inc.	25

270	Dillard’s, Inc., Class – A	18

7,997	J.C. Penney Co., Inc. ^(a)	7

		50

	Multi-Utilities — 0.23%

1,679	Avista Corp.	81

1,559	Black Hills Corp.	120

1,295	NorthWestern Corp.	97

367	Unitil Corp.	23

		321

	Oil, Gas & Consumable Fuels — 1.90%

4,355	Abraxas Petroleum Corp. (a)	2

1,220	Altus Midstream Co., Class – A (a)	3

376	Amplify Energy Corp.	2

923	Amyris, Inc. ^(a)	4

432	Arch Coal, Inc.	32

837	Ardmore Shipping Corp. (a)	6

1,588	Berry Petroleum Corp.	15

513	Bonanza Creek Energy, Inc. (a)	11

390	Brigham Minerals, Inc.	8

1,215	California Resources Corp. (a)	12

5,768	Callon Petroleum Co. (a)	25

2,238	Carrizo Oil & Gas, Inc. (a)	19

29,068	Centennial Resource Development, Inc., Class – A (a)	131

753	Chaparral Energy, Inc., Class – A (a)	1

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

3,570	Clean Energy Fuels Corp. (a)	$7

4,771	CNX Resources Corp. (a)	35

365	Comstock Resources, Inc. (a)	3

693	CONSOL Energy, Inc. (a)	11

499	Contura Energy, Inc. (a)	14

762	CVR Energy, Inc.	34

1,921	Delek US Holdings, Inc.	70

12,328	Denbury Resources, Inc. (a)	15

2,226	DHT Holdings, Inc.	14

532	Diamond S Shipping, Inc. (a)	6

736	Dorian LPG Ltd. (a)	8

551	Earthstone Energy, Inc. (a)	2

2,250	Energy Fuels, Inc. ^(a)	4

27,251	Euronav N.V.	251

679	Evolution Petroleum Corp.	4

2,424	Extraction Oil & Gas, Inc. ^(a)	7

934	Falcon Minerals Corp.	5

22,341	GasLog Ltd.	287

7,984	Golar LNG Ltd.	104

215	Goodrich Petroleum Corp. (a)	2

963	Green Plains, Inc.	10

4,378	Gulfport Energy Corp. (a)	12

509	Hallador Energy Co.	2

2,937	Highpoint Resources Corp. (a)	5

631	International Seaways, Inc. (a)	12

16	Isramco, Inc. (a)	2

1,598	Jagged Peak Energy, Inc. (a)	12

4,521	Laredo Petroleum, Inc. (a)	11

2,624	Magnolia Oil & Gas Corp. (a)	29

2,871	Matador Resources Co. (a)	47

526	Montage Resources Corp. (a)	2

104	NACCO Industries, Inc., Class – A	7

28,832	Navigator Holdings Ltd. (a)	308

285	Nextdecade Corp. (a)	2

11,141	Noble Energy, Inc.	250

3,592	Nordic American Tankers Ltd.	8

7,821	Northern Oil & Gas, Inc. (a)	15

8,274	Oasis Petroleum, Inc. (a)	29

1,378	Overseas Shipholding Group, Inc. (a)	2

389	Panhandle Oil & Gas, Inc., Class – A	5

938	Par Petroleum Corp. (a)	21

7,287	PDC Energy, Inc. (a)	202

1,756	Peabody Energy Corp.	26

340	Penn Virginia Corp. (a)	10

12	Primeenergy Resources Corp. (a)	1

6,181	QEP Resources, Inc.	23

928	Renewable Energy Group, Inc. (a)	14

141	REX American Resources Corp. (a)	11

1,544	Ring Energy, Inc. (a)	3

864	Roan Resources, Inc. (a)	1

252	Rosehill Resources, Inc. (a)	–

834	SandRidge Energy, Inc. (a)	4

1,118	Scorpio Tankers, Inc.	33

2,000	Semgroup Corp., Class – A	33

2,049	Ship Finance International Ltd.	29

206	Silverbow Resources, Inc. (a)	2

10,420	SM Energy Co.	101

13,907	Southwestern Energy Co. (a)	27

6,100	SRC Energy, Inc. (a)	28

497	Talos Energy, Inc. (a)	10

1,908	Teekay Shipping Corp.	8

4,813	Teekay Tankers Ltd. (a)	6

2,371	Tellurian, Inc. ^(a)	20

4,112	Uranium Energy Corp. (a)	4

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

2,441	W&T Offshore, Inc. (a)	$11

2,339	Whiting Petroleum Corp. (a)	19

1,649	World Fuel Services Corp.	66

		2,637

	Paper & Forest Products — 0.15%

979	Boise Cascade Co.	32

401	Clearwater Paper Corp. (a)	8

3,169	Louisiana-Pacific Corp.	79

421	Neenah Paper, Inc.	27

1,097	P.H. Glatfelter Co.	17

778	Schweitzer-Mauduit International, Inc.	29

878	Verso Corp. (a)	11

		203

	Personal Products — 0.11%

659	e.l.f. Beauty, Inc. (a)	12

1,363	Edgewell Personal Care Co. (a)	44

443	Inter Parfums, Inc.	31

339	Lifevantage Corp. (a)	5

288	Medifast, Inc.	30

237	Nature’s Sunshine Products, Inc. (a)	2

222	Revlon, Inc., Class – A ^(a)	5

340	USANA Health Sciences, Inc. (a)	23

200	Youngevity International, Inc. (a)	1

		153

	Pharmaceuticals — 1.08%

1,898	AcelRx Pharmaceuticals, Inc. (a)	4

966	Aclaris Therapeutics, Inc. (a)	1

5,751	Aerie Pharmaceuticals, Inc. (a)	111

347	Akcea Therapeutics, Inc. (a)	5

2,351	Akorn, Inc. (a)	9

2,354	Amneal Pharmaceuticals, Inc. (a)	7

903	Amphastar Pharmaceuticals, Inc. (a)	18

230	ANI Pharmaceuticals, Inc. (a)	17

435	Arvinas, Inc. (a)	9

568	Assembly Biosciences, Inc. (a)	6

1,637	Assertio Therapeutics, Inc. (a)	2

644	Axsome Therapeutics, Inc. (a)	13

1,975	BioDelivery Sciences International, Inc. (a)	8

519	Cerecor, Inc. (a)	2

862	Chiasma, Inc. (a)	4

807	Collegium Pharmaceutical, Inc. (a)	9

2,438	Corcept Therapeutics, Inc. (a)	34

571	CorMedix, Inc. (a)	4

1,727	Cymabay Therapeutics, Inc. (a)	9

1,167	Dermira, Inc. (a)	7

217	Dova Pharmaceuticals, Inc. (a)	6

571	Eloxx Pharmaceuticals, Inc. (a)	3

5,666	ENDO International PLC (a)	18

343	Evofem Biosciences, Inc. (a)	2

349	Evolus, Inc. ^(a)	5

1,500	EyePoint Pharmaceuticals, Inc. (a)	3

100	Fulcrum Therapeutics, Inc. (a)	1

1,735	Innoviva, Inc. (a)	18

773	Intersect ENT, Inc. (a)	13

1,085	Intra-Cellular Therapies, Inc. (a)	8

545	Kala Pharmaceuticals, Inc. (a)	2

122	Kaleido Biosciences, Inc. (a)	1

806	Lannett Co., Inc. (a)	9

332	Liquidia Technologies, Inc. (a)	1

2,075	Mallinckrodt PLC (a)	5

1,199	Marinus Pharmaceuticals, Inc. (a)	2

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Pharmaceuticals (continued)

384	Menlo Therapeutics, Inc. (a)	$2

1,137	Myokardia, Inc. (a)	59

2,438	Nektar Therapeutics (a)	44

163	NGM Biopharmaceuticals, Inc. (a)	2

1,362	Ocular Therapeutix, Inc. (a)	4

294	Odonate Therapeutics, Inc. (a)	8

1,172	Omeros Corp. (a)	19

768	Optinose, Inc. (a)	5

268	Osmotica Pharmaceuticals PLC (a)	1

8,272	Pacira Pharmaceuticals, Inc. (a)	316

895	Paratek Pharmaceuticals, Inc. (a)	4

514	Phibro Animal Health Corp., Class – A	11

1,311	Prestige Brands Holdings, Inc. (a)	45

520	Reata Pharmaceuticals, Inc., Class – A (a)	42

372	resTORbio, Inc. (a)	3

1,103	Revance Therapeutics, Inc. (a)	14

1,363	SIGA Technologies, Inc. (a)	7

876	Strongbridge BioPharma PLC (a)	2

1,243	Supernus Pharmaceuticals, Inc. (a)	34

1,923	The Medicines Co. (a)	96

81,665	TherapeuticsMD, Inc. ^(a)	297

1,114	Theravance Biopharma, Inc. (a)	22

548	Tricida, Inc. (a)	17

322	Verrica Pharmaceuticals, Inc. (a)	5

565	Wave Life Sciences Ltd. (a)	12

667	Xeris Pharmaceuticals, Inc. (a)	7

1,101	Zogenix, Inc. (a)	44

710	Zynerba Pharmaceuticals, Inc. (a)	5

		1,503

	Professional Services — 0.59%

1,434	Acacia Research Corp. (a)	4

1,307	ASGN, Inc. (a)	82

184	Barrett Business Services, Inc.	16

248	BG Staffing, Inc.	5

1,293	CBIZ, Inc. (a)	30

203	CRA International, Inc.	9

1,322	Exponent, Inc.	92

268	Forrester Research, Inc.	9

249	Franklin Covey Co. (a)	9

964	FTI Consulting, Inc. (a)	102

290	GP Strategies Corp. (a)	4

474	Heidrick & Struggles International, Inc.	13

565	Huron Consulting Group, Inc. (a)	35

456	ICF International, Inc.	39

1,347	InnerWorkings, Inc. (a)	6

986	Insperity, Inc.	97

833	Kelly Services, Inc., Class – A	20

570	Kforce, Inc.	22

1,456	Korn Ferry International	56

452	Mistras Group, Inc. (a)	7

974	Navigant Consulting, Inc.	27

774	Resources Connections, Inc.	13

1,143	TriNet Group, Inc. (a)	71

1,043	TrueBlue, Inc. (a)	22

1,434	Upwork, Inc. (a)	19

250	Willdan Group, Inc. (a)	9

		818

	Real Estate Management & Development — 0.27%

152	Altisource Portfolio Solutions SA (a)	3

75	American Realty Investors, Inc. (a)	1

125	Consolidated-Tomoka Land Co.	8

2,631	Cushman & Wakefield PLC (a)	50

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Real Estate Management & Development (continued)

1,938	Essential Properties Realty Trust, Inc.	$44

386	eXp World Holdings, Inc. (a)	3

291	Forestar Group, Inc. (a)	5

186	FRP Holdings, Inc. (a)	9

31	Griffin Industrial Realty, Inc.	1

3,143	Kennedy-Wilson Holdings, Inc.	70

575	Marcus & Millichap, Inc. (a)	20

148	Maui Land & Pineapple Co., Inc. (a)	2

3,658	Newmark Group, Inc., Class – A	33

255	Rafael Holdings, Inc., Class – B (a)	5

450	RE/MAX Holdings, Inc., Class – A	14

3,021	Realogy Holdings Corp.	20

2,287	Redfin Corp. (a)	39

851	St. Joe Corp. (a)	15

136	Stratus Properties, Inc. (a)	4

574	Tejon Ranch Co. (a)	10

405	The RMR Group, Inc., Class – A	18

34	Transcontinental Realty Investors, Inc. (a)	1

		375

	Road & Rail — 0.42%

665	ArcBest Corp.	20

1,549	Avis Budget Group, Inc. (a)	44

328	Covenant Transportation Group, Inc., Class – A (a)	5

1,105	Daseke, Inc. (a)	3

1,154	Heartland Express, Inc.	25

2,628	Hertz Global Holdings, Inc. (a)	36

8,368	Knight-Swift Transportation Holdings, Inc.	303

1,031	Marten Transport Ltd.	21

48	P.A.M. Transportation Services, Inc. (a)	3

86	Roadrunner Transportation Systems, Inc. (a)	1

670	Saia, Inc. (a)	63

194	Universal Truckload Services, Inc.	5

558	US Xpress Enterprise, Inc., Class – A (a)	3

1,154	Werner Enterprises, Inc.	41

843	YRC Worldwide, Inc. (a)	3

		576

	Semiconductors & Semiconductor Equipment — 3.34%

671	Adesto Technologies Corp. (a)	6

983	Advanced Energy Industries, Inc. (a)	56

4,450	Advanced Micro Devices, Inc. (a)	129

502	Alpha & Omega Semiconductor Ltd. (a)	6

797	Ambarella, Inc. (a)	50

2,526	Amkor Technology, Inc. (a)	23

827	Axcelis Technologies, Inc. (a)	14

1,088	AXT, Inc. (a)	4

1,816	Brooks Automation, Inc.	67

741	Cabot Microelectronics Corp.	105

566	CEVA, Inc. (a)	17

1,488	Cirrus Logic, Inc. (a)	80

1,014	Cohu, Inc.	14

5,201	Cree, Inc. (a)	255

4,839	Cypress Semiconductor Corp.	113

1,034	Diodes, Inc. (a)	42

528	DSP Group, Inc. (a)	7

1,873	FormFactor, Inc. (a)	35

370	GSI Technology, Inc. (a)	3

571	Ichor Holdings Ltd. (a)	14

384	Impinj, Inc. (a)	12

4,410	Inphi Corp. (a)	269

3,221	Lattice Semiconductor Corp. (a)	59

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment (continued)

15,649	MA-COM Technology Solutions Holdings, Inc. (a)	$336

5,937	Marvell Technology Group Ltd.	148

1,643	MaxLinear, Inc., Class – A (a)	37

1,239	MKS Instruments, Inc.	114

4,269	Monolithic Power Systems, Inc.	663

585	Nanometrics, Inc. (a)	19

972	Neophotonics Corp. (a)	6

124	NVE Corp.	8

713	PDF Solutions, Inc. (a)	9

1,642	Photronics, Inc. (a)	18

726	Power Integrations, Inc.	66

6,164	Qorvo, Inc. (a)	457

2,780	Rambus, Inc. (a)	36

779	Rudolph Technologies, Inc. (a)	21

9,859	Semtech Corp. (a)	479

2,630	Silicon Laboratories, Inc. (a)	293

351	SMART Global Holdings, Inc. (a)	9

1,583	SunPower Corp. (a)	17

877	Synaptics, Inc. (a)	35

4,309	Ultra Clean Holdings, Inc. (a)	63

2,311	Universal Display Corp.	388

1,213	Veeco Instruments, Inc. (a)	14

1,242	Xperi Corp.	26

		4,642

	Software — 2.73%

7,977	2U, Inc. (a)	130

2,417	8x8, Inc. (a)	50

1,410	A10 Networks, Inc. (a)	10

2,934	ACI Worldwide, Inc. (a)	92

524	Agilysys, Inc. (a)	13

944	Alarm.com Holding, Inc. (a)	44

993	Altair Engineering, Inc., Class – A (a)	34

763	American Software, Inc., Class – A	11

395	AppFolio, Inc., Class – A (a)	38

815	Appian Corp. (a)	39

2,792	Avaya Holdings Corp. (a)	29

14,161	Benefitfocus, Inc. (a)	336

1,248	Blackbaud, Inc.	113

1,098	Blackline, Inc. (a)	52

1,108	Bottomline Technologies, Inc. (a)	44

3,673	Box, Inc., Class – A (a)	61

1,454	Carbon Black, Inc. (a)	38

664	ChannelAdvisor Corp. (a)	6

2,285	Cision Ltd. (a)	18

6,125	Cloudera, Inc. (a)	54

1,026	CommVault Systems, Inc. (a)	46

1,453	Cornerstone OnDemand, Inc. (a)	80

288	Digimarc Corp. (a)	11

2,099	Digital Turbine, Inc. (a)	14

435	Domo, Inc. (a)	7

594	Ebix, Inc.	25

511	eGain Corp. (a)	4

1,220	Envestnet, Inc. (a)	69

862	Everbridge, Inc. (a)	53

1,526	Five9, Inc. (a)	82

1,048	Forescout Technologies, Inc. (a)	40

998	GTY Technology Holdings, Inc. (a)	6

1,238	Ideanomics, Inc. ^(a)	2

891	Instructure, Inc. (a)	35

165	Intelligent Systems Corp. (a)	7

1,192	J2 Global, Inc.	108

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

1,572	LivePerson, Inc. (a)	$56

252	Majesco (a)	2

216	MicroStrategy, Inc., Class – A (a)	32

924	Mitek Systems, Inc. (a)	9

2,394	MobileIron, Inc. (a)	16

5,557	Model N, Inc. (a)	154

1,053	Monotype Imaging Holdings, Inc.	21

19,967	Nuance Communications, Inc. (a)	325

823	Onespan, Inc. (a)	12

730	Phunware, Inc. (a)	1

1,150	Progress Software Corp.	44

849	PROS Holdings, Inc. (a)	51

1,098	Q2 Holdings, Inc. (a)	87

277	QAD, Inc., Class – A	13

870	Qualys, Inc. (a)	66

1,262	Rapid7, Inc. (a)	57

486	Rimini Street, Inc. (a)	2

2,206	Sailpoint Technologies Holding, Inc. (a)	41

210	Secureworks Corp. (a)	3

207	SharpSpring, Inc. (a)	2

202	ShotSpotter, Inc. (a)	5

894	SPS Commerce, Inc. (a)	42

5,067	SS&C Technologies Holdings, Inc.	261

2,179	SVMK, Inc. (a)	37

926	Synchronoss Technologies, Inc. (a)	5

1,086	Telaria, Inc. (a)	8

874	Telenav, Inc. (a)	4

926	Tenable Holdings, Inc. (a)	21

1,161	The Rubicon Project, Inc. (a)	10

42,601	TiVo Corp.	323

590	Upland Software, Inc. (a)	21

766	Varonis Systems, Inc. (a)	46

1,672	Verint Systems, Inc. (a)	72

1,512	VirnetX Holding Corp. (a)	8

936	Workiva, Inc. (a)	41

2,402	Yext, Inc. (a)	38

1,345	Zix Corp. (a)	10

2,218	Zuora, Inc., Class – A (a)	33

		3,780

	Specialty Retail — 0.99%

1,726	Aaron’s, Inc.	111

1,677	Abercrombie & Fitch Co., Class – A	26

4,143	American Eagle Outfitters, Inc.	67

156	America’s Car-Mart, Inc. (a)	14

491	Asbury Automotive Group, Inc. (a)	50

4,730	Ascena Retail Group, Inc. (a)	1

1,199	AT Home Group, Inc. (a)	12

1,127	Barnes & Noble Education, Inc. (a)	4

3,262	Bed Bath & Beyond, Inc.	35

705	Boot Barn Holdings, Inc. (a)	25

1,028	Caleres, Inc.	24

829	Camping World Holdings, Inc., Class – A	7

2,995	Chico’s FAS, Inc.	12

332	Citi Trends, Inc.	6

542	Conn’s, Inc. (a)	13

1,683	Designer Brands, Inc., Class – A	29

1,702	Express, Inc. (a)	6

1,908	Floor & Decor Holdings, Inc., Class – A (a)	98

2,563	GameStop Corp., Class – A ^	14

411	Genesco, Inc. (a)	16

2,314	GNC Holdings, Inc., Class – A ^(a)	5

467	Group 1 Automotive, Inc.	43

1,288	Guess?, Inc.	24

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

481	Haverty Furniture Companies, Inc.	$10

472	Hibbett Sports, Inc. (a)	11

999	Hudson Ltd., Class – A (a)	12

392	J. Jill, Inc.	1

567	Lithia Motors, Inc.	75

679	Lumber Liquidators Holdings, Inc. (a)	7

568	MarineMax, Inc. (a)	9

2,261	Michaels Companies, Inc. The (a)	22

836	Monro Muffler Brake, Inc.	66

786	Murphy USA, Inc. (a)	67

1,996	National Vision Holdings, Inc. (a)	48

13,698	Office Depot, Inc.	24

1,369	Party City Holdco, Inc. (a)	8

1,223	Rent-A-Center, Inc.	32

424	Restoration Hardware Co. (a)	72

675	RTW RetailWinds, Inc. (a)	1

3,043	Sally Beauty Holdings, Inc. (a)	45

261	Shoe Carnival, Inc.	8

1,299	Signet Jewelers Ltd.	22

738	Sleep Number Corp. (a)	30

613	Sonic Automotive, Inc., Class – A	19

1,082	Sportsman’s Warehouse Holdings, Inc. (a)	6

11,455	Tailored Brands, Inc. ^	50

767	The Buckle, Inc.	16

571	The Cato Corp.	10

388	The Children’s Place Retail Stores, Inc.	30

397	The Container Store Group, Inc. (a)	2

977	Tile Shop Holdings, Inc.	3

560	Tilly’s, Inc., Class – A	5

66	Winmark Corp.	12

527	Zumiez, Inc. (a)	17

		1,382

	Technology Hardware, Storage & Peripherals — 0.06%

2,858	3D Systems Corp. (a)	23

165	Astronova, Inc.	3

749	Avid Technology, Inc. (a)	5

1,935	Diebold, Inc. (a)	22

784	Immersion Corp. (a)	6

87	Sonim Technologies, Inc. (a)	–

1,295	Stratasys Ltd. (a)	28

		87

	Textiles, Apparel & Luxury Goods — 0.38%

1,987	Capri Holdings Ltd. (a)	66

399	Centric Brands, Inc. (a)	1

1,588	Crocs, Inc. (a)	44

261	Culp, Inc.	4

747	Deckers Outdoor Corp. (a)	110

150	Delta Apparel, Inc. (a)	4

1,178	Fossil Group, Inc. (a)	15

1,139	G-III Apparel Group Ltd. (a)	29

1,153	Kontoor Brands, Inc.	40

396	Movado Group, Inc.	10

420	Oxford Industries, Inc.	30

167	Rocky Brands, Inc.	6

2,146	Steven Madden Ltd.	77

250	Superior Uniform Group, Inc.	4

373	Unifi, Inc. (a)	8

581	Vera Bradley, Inc. (a)	6

75	Vince Holding Corp. (a)	1

2,148	Wolverine World Wide, Inc.	61

		516

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Thrifts & Mortgage Finance — 0.80%

1,458	Axos Financial, Inc. (a)	$40

94	Bank7 Corp.	2

355	Bankfinancial Corp.	4

625	Bridgewater Bancshares, Inc. (a)	7

3,329	Capitol Federal Financial, Inc.	46

1,331	Columbia Financial, Inc. (a)	21

799	Dime Community Bancshares	17

169	Entegra Financial Corp. (a)	5

274	ESSA Bancorp, Inc.	4

2,460	Essent Group Ltd.	117

228	Federal Agricultural Mortgage Corp., Class – C	19

79	First Capital, Inc.	5

482	First Defiance Financial Corp.	14

734	Flagstar Bancorp, Inc.	27

97	FS BanCorp, Inc.	5

95	Greene County BanCorp, Inc.	3

35	Hingham Institution For Savings	7

211	Home BanCorp, Inc.	8

575	HomeStreet, Inc. (a)	16

2,160	Kearny Financial Corp. of Maryland	28

515	Luther Burbank Corp.	6

195	Malvern BanCorp, Inc. (a)	4

228	Merchants BanCorp/IN	4

1,208	Meridian Bancorp, Inc.	23

904	Meta Financial Group, Inc.	29

119	MMA Capital Holdings, Inc. (a)	4

1,916	Mr Cooper Group, Inc. (a)	20

1,703	NMI Holdings, Inc. (a)	45

1,112	Northfield BanCorp, Inc.	18

2,529	Northwest Bancshares, Inc.	41

1,270	OceanFirst Financial Corp.	30

3,384	Ocwen Financial Corp. (a)	6

298	OP Bancorp	3

993	Oritani Financial Corp.	18

388	PCSB Financial Corp.	8

209	PDL Community Bancorp (a)	3

626	PennyMac Financial Services, Inc. (a)	19

268	Pioneer Bancorp, Inc. (a)	3

95	Provident Bancorp, Inc. (a)	2

142	Provident Financial Holdings	3

1,556	Provident Financial Services, Inc.	38

248	Prudential Bancorp, Inc.	4

5,228	Radian Group, Inc.	120

531	Riverview BanCorp, Inc.	4

199	Southern Missouri BanCorp, Inc.	7

552	Sterling Bancorp, Inc.	5

195	Territorial Bancorp, Inc.	6

186	Timberland Bancorp, Inc.	5

2,395	TrustCo Bank Corp NY	20

1,236	United Community Financial Corp.	13

1,338	United Financial Bancorp, Inc.	18

698	Walker & Dunlop, Inc.	39

2,042	Washington Federal, Inc.	76

639	Waterstone Financial, Inc.	11

603	Western New England Bancorp, Inc.	6

1,357	WSFS Financial Corp.	60

		1,116

	Tobacco — 0.06%

3,201	22nd Century Group, Inc. (a)	7

229	Pyxus International, Inc. (a)	3

212	Turning Point Brands, Inc.	5

618	Universal Corp.	34

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Tobacco (continued)

2,795	Vector Group Ltd.	$33

		82

	Trading Companies & Distributors — 1.24%

1,341	Aircastle Ltd.	30

989	Applied Industrial Technologies, Inc.	56

8,874	Beacon Roofing Supply, Inc. (a)	298

225	Bluelinx Holdings, Inc. (a)	7

12,292	BMC Stock Holdings, Inc. (a)	321

413	CAI International, Inc. (a)	9

5,344	DXP Enterprises, Inc. (a)	186

113	EVI Industries, Inc.	4

387	Foundation Building Materials, Inc. (a)	6

925	GATX Corp.	72

307	General Finance Corp. (a)	3

851	GMS, Inc. (a)	24

828	H&E Equipment Services, Inc.	24

607	Herc Holdings, Inc. (a)	28

697	Kaman Corp.	41

109	Lawson Products, Inc. (a)	4

9,972	MRC Global, Inc. (a)	121

2,730	NOW, Inc. (a)	31

121	Rush Enterprises, Inc.	5

705	Rush Enterprises, Inc., Class – A	27

1,052	SiteOne Landscape Supply, Inc. (a)	78

318	Systemax, Inc.	7

707	Textainer Group Holdings Ltd. (a)	7

476	Titan Machinery, Inc. (a)	7

165	Transcat, Inc. (a)	4

1,414	Triton International Ltd.	48

324	Veritiv Corp. (a)	6

1,502	Watsco, Inc.	254

84	Willis Lease Finance Corp. (a)	5

		1,713

	Transportation Infrastructure — 0.11%

3,905	Macquarie Infrastructure Corp.	154

	Water Utilities — 0.21%

939	American States Water Co.	85

355	AquaVenture Holdings Ltd. (a)	7

201	Artesian Resources Corp.	7

347	Cadiz, Inc. (a)	4

1,240	California Water Service Group	66

306	Connecticut Water Service, Inc.	21

344	Consolidated Water Co. Ltd.	6

259	Global Water Resources, Inc.	3

403	Middlesex Water Co.	26

428	Pure Cycle Corp. (a)	4

681	SJW Corp.	47

334	The York Water Co.	15

		291

	Wireless Telecommunication Services — 0.18%

1,092	Boingo Wireless, Inc. (a)	12

30,986	Gogo, Inc. ^(a)	188

1,240	Shenandoah Telecommunications Co.	39

437	Spok Holdings, Inc.	5

		244

	Total Common Stocks	85,548

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Contingent Rights — 0.00%

	Biotechnology — 0.00%

14	GTX, Inc. CVR	$–

	Chemicals — 0.00%

755	Schulman, Inc. CVR (a)	–

	Metals & Mining — 0.00%

247,963	Tahoe Resources, Inc. CVR (a)	–

	Total Contingent Rights	–

Principal Amount (000)

	U.S. Treasury Obligation — 0.01%

$20	U.S. Treasury Bill, 1.76%, 12/12/19 (b)(c)	20

	Total U.S. Treasury Obligation	20

Shares

	Investment Companies — 38.19%

222,489	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(d)	222

3,393,906	State Street Institutional Liquid Reserves Fund, Trust Class, 1.95% (d)	3,394

49,348,564	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (d)	49,349

	Total Investment Companies	52,965

Principal Amount (000)

	Repurchase Agreement — 0.50%

$698	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $698,076 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $711,992) ^^	698

	Total Repurchase Agreement	698

	Total Investments (cost $128,924) — 100.39%	139,231

	Liabilities in excess of other assets — (0.39)%	(537)

	Net Assets — 100.00%	$138,694

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $865 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	26.10%	35.59%	—	—	61.69%
Contingent Rights	0.00%	0.00%	—	—	0.00%
U.S. Treasury Obligation	—	0.01%	—	—	0.01%
Investment Companies	0.09%	0.23%	34.94%	2.93%	38.19%
Repurchase Agreement	0.29%	0.21%	—	—	0.50%
Other Assets (Liabilities)	0.21%	-0.28%	-0.32%	0.00%	-0.39%

Total Net Assets	26.69%	35.76%	34.62%	2.93%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	701	12/20/19	$53,451	$(1,803)

			$53,451	$(1,803)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(1,803)

	Total Net Unrealized Appreciation/(Depreciation)			$(1,803)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 62.02%

	Equity Real Estate Investment Trusts — 58.12%

12,252	Acadia Realty Trust	$350

13,216	Agree Realty Corp.	967

24,050	Alexandria Real Estate Equities, Inc.	3,705

32,688	American Assets Trust, Inc.	1,528

12,981	American Tower Corp.	2,870

35,357	Americold Realty Trust	1,311

21,617	Boston Properties, Inc.	2,803

118,874	Brixmor Property Group, Inc.	2,412

26,067	Camden Property Trust	2,894

25,666	Community Healthcare Trust, Inc.	1,143

24,613	Corporate Office Properties Trust	733

11,329	Crown Castle International Corp.	1,575

52,452	Douglas Emmett, Inc.	2,247

6,728	Equinix, Inc.	3,881

14,417	Equity Lifestyle Properties, Inc.	1,926

9,154	Essex Property Trust, Inc.	2,990

18,234	Extra Space Storage, Inc.	2,130

107,300	HCP, Inc.	3,823

46,157	Hudson Pacific Property, Inc.	1,544

51,386	Medical Properties Trust, Inc.	1,005

34,359	NexPoint Residential Trust, Inc.	1,607

53,228	Prologis, Inc.	4,535

5,241	PS Business Parks, Inc.	954

13,464	Public Storage	3,302

29,230	Retail Value, Inc.	1,083

51,255	Rexford Industrial Realty, Inc.	2,256

22,857	Simon Property Group, Inc.	3,558

51,364	Store Capital Corp.	1,922

14,678	Sun Communities, Inc.	2,179

31,359	Taubman Centers, Inc.	1,280

53,579	UDR, Inc.	2,598

49,999	VICI Properties, Inc.	1,132

75,700	Xenia Hotels & Resorts, Inc.	1,599

		69,842

	Hotels, Restaurants & Leisure — 2.24%

17,172	Hyatt Hotels Corp., Class – A	1,265

4,188	Marriott International, Inc., Class – A	521

3,965	Vail Resorts, Inc.	902

		2,688

	IT Services — 0.63%

9,358	InterXion Holding N.V. (a)	762

	Real Estate Management & Development — 1.03%

29,095	Essential Properties Realty Trust, Inc.	666

26,080	Kennedy-Wilson Holdings, Inc.	572

		1,238

	Total Common Stocks	74,530

	Investment Companies — 36.25%

658,156	DWS Government & Agency Securities Portfolio, Government Cash Institutional Shares, 1.79% (b)	658

Shares	Security Description	Value (000)

	Investment Companies (continued)

42,910,839	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (b)	$42,911

	Total Investment Companies	43,569

	Total Investments (cost $95,649) — 98.27%	118,099

	Other assets in excess of liabilities — 1.73%	2,080

	Net Assets — 100.00%	$120,179

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2019.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	62.02%	—	62.02%
Investment Companies	35.71%	0.54%	0.00%	36.25%
Other Assets (Liabilities)	1.67%	0.06%	0.00%	1.73%

Total Net Assets	37.38%	62.62%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	1,212	12/20/19	$44,650	$348

			$44,650	$348

	Total Unrealized Appreciation			$348
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$348

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 82.89%

	Australia — 4.54%

55,806	Alumina Ltd. (Metals & Mining)	$89

73,002	BHP Billiton Ltd. (Metals & Mining)	1,808

52,544	BHP Group PLC (Metals & Mining)	1,119

27,353	Boral Ltd. (Construction Materials)	89

7,395	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	131

35,776	Fortescue Metals Group Ltd. (Metals & Mining)	212

38,474	Incitec Pivot Ltd. (Chemicals)	88

15,977	Newcrest Mining Ltd. (Metals & Mining)	375

8,877	Orica Ltd. (Chemicals)	135

42,362	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	228

9,640	Rio Tinto Ltd. (Metals & Mining)	603

36,637	Santos Ltd. (Oil, Gas & Consumable Fuels)	191

114,540	South32 Ltd. (Metals & Mining)	203

18,755	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	410

		5,681

	Austria — 0.23%

4,057	OMV AG (Oil, Gas & Consumable Fuels)	218

3,040	Voestalpine AG (Metals & Mining)	70

		288

	Belgium — 0.28%

1,718	Solvay SA (Chemicals)	178

4,451	Umicore SA (Chemicals)	168

		346

	Bermuda — 0.10%

112,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	97

29,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	24

		121

	Brazil — 1.84%

14,700	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	47

5,013	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	64

104,912	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	761

23,203	Suzano Papel e Celulose SA (Paper & Forest Products)	188

31,406	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	140

96,176	Vale SA (Metals & Mining) (a)	1,105

		2,305

	Canada — 7.22%

4,700	Agnico-Eagle Mines Ltd. (Metals & Mining)	252

5,500	AltaGas Ltd. (Gas Utilities)	81

11,600	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	55

39,175	Barrick Gold Corp. (Metals & Mining)	679

10,900	Cameco Corp. (Oil, Gas & Consumable Fuels)	104

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

26,369	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	$702

3,200	CCL Industries, Inc., Class – B (Containers & Packaging)	129

19,614	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	184

17,900	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	76

25,911	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	909

30,800	Encana Corp. (Oil, Gas & Consumable Fuels)	141

16,560	First Quantum Minerals Ltd. (Metals & Mining)	139

3,740	Franco-Nevada Corp. (Metals & Mining)	341

10,775	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	76

6,860	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	179

9,500	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	167

2,393	International Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	9

5,100	Keyera Corp. (Oil, Gas & Consumable Fuels)	124

28,100	Kinross Gold Corp. (Metals & Mining) (a)	129

2,300	Methanex Corp. (Chemicals)	82

14,183	Nutrien Ltd. (Chemicals)	706

11,871	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	440

5,500	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels) ^	14

5,700	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	80

8,000	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	51

39,722	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,252

20,600	TC Energy Corp. (Oil, Gas & Consumable Fuels)	1,066

11,597	Teck Cominco Ltd., Class – B (Metals & Mining)	188

7,000	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	69

20,206	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	9

42,247	Uranium Participation Corp. (Capital Markets) (a)(b)	136

3,800	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels) ^	63

1,900	West Fraser Timber Co. Ltd. (Paper & Forest Products)	76

9,051	Wheaton Precious Metals Corp. (Metals & Mining)	237

22,400	Yamana Gold, Inc. (Metals & Mining)	71

		9,016

	Chile — 0.28%

52,152	Empresas CMPC SA (Paper & Forest Products)	121

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Chile (continued)

23,634	Empresas Copec SA (Oil, Gas & Consumable Fuels)	$223

		344

	China — 1.92%

62,000	Aluminum Corporation of China Ltd., H Shares (Metals & Mining) (a)	20

37,200	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	221

68,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	28

70,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	63

67,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	80

761,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	453

122,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	247

536,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	817

23,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	27

628,729	PetroChina Company Ltd., H Shares (Oil, Gas & Consumable Fuels)	323

68,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	20

62,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	63

129,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	44

		2,406

	Colombia — 0.17%

10,130	Cementos Argos SA (Construction Materials)	22

185,100	Ecopetrol SA (Oil, Gas & Consumable Fuels)	157

7,931	Grupo Argos SA (Construction Materials)	39

		218

	Denmark — 0.32%

2,208	Christian Hansen Holding A/S (Chemicals)	187

5,157	Novozymes A/S, B Shares (Chemicals)	217

		404

	Finland — 0.71%

10,582	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	350

12,812	Stora Enso Oyj, R Shares (Paper & Forest Products)	154

12,859	UPM-Kymmene Oyj (Paper & Forest Products)	381

		885

	France — 3.77%

10,569	Air Liquide SA (Chemicals)	1,504

1,834	Arkema SA (Chemicals)	171

732	Imerys SA (Construction Materials)	29

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

57,640	Total SA (Oil, Gas & Consumable Fuels)	$3,009

		4,713

	Germany — 2.10%

22,469	BASF SE (Chemicals)	1,569

1,771	Covestro AG (Chemicals) (c)	88

4,113	Evonik Industries AG (Chemicals)	102

3,311	HeidelbergCement AG (Construction Materials)	239

4,804	K+S AG – Registered (Chemicals)	67

2,319	Lanxess AG (Chemicals)	142

2,961	Symrise AG (Chemicals)	288

9,567	ThyssenKrupp AG (Metals & Mining)	132

		2,627

	Hungary — 0.07%

9,490	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	89

	India — 1.34%

42,596	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	1,589

6,988	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	35

6,609	Vedanta Ltd., ADR (Metals & Mining)	57

		1,681

	Indonesia — 0.22%

476,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	43

39,900	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	53

92,600	PT Semen Gresik (Persero) Tbk (Construction Materials)	75

72,100	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	105

		276

	Ireland (Republic of) — 0.57%

20,525	CRH PLC (Construction Materials)	707

	Israel — 0.05%

13,052	Israel Chemicals Ltd. (Chemicals)	65

	Italy — 1.16%

67,351	Eni SpA (Oil, Gas & Consumable Fuels)	1,030

18,656	Saipem SpA (Energy Equipment & Services) (a)	84

65,912	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	333

		1,447

	Japan — 3.76%

3,600	Air Water, Inc. (Chemicals)	64

27,600	Asahi Kasei Corp. (Chemicals)	272

7,200	Daicel Corp. (Chemicals)	61

2,100	Hitachi Chemical Co. Ltd. (Chemicals)	68

5,000	Hitachi Metals Ltd. (Metals & Mining)	54

4,542	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	128

23,000	INPEX Corp. (Oil, Gas & Consumable Fuels)	211

11,600	JFE Holdings, Inc. (Metals & Mining) ^	139

4,900	JSR Corp. (Chemicals)	78

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

73,194	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	$334

1,300	Kaneka Corp. (Chemicals)	40

5,100	Kansai Paint Co. Ltd. (Chemicals)	118

7,200	Kobe Steel Ltd. (Metals & Mining)	38

8,600	Kuraray Co. Ltd. (Chemicals)	106

1,100	Maruichi Steel Tube Ltd. (Metals & Mining)	29

28,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	204

4,600	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	61

2,800	Mitsubishi Materials Corp. (Metals & Mining)	75

4,200	Mitsui Chemicals, Inc. (Chemicals)	94

3,900	Nippon Paint Holdings Co. Ltd. (Chemicals)	202

16,700	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	234

2,600	Nissan Chemical Industries Ltd. (Chemicals)	108

3,300	Nitto Denko Corp. (Chemicals) ^	159

18,800	Oji Paper Co. Ltd. (Paper & Forest Products)	88

8,715	Shin-Etsu Chemical Co. Ltd. (Chemicals)	932

31,600	Sumitomo Chemical Co. Ltd. (Chemicals)	142

5,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	155

3,200	Taiheiyo Cement Corp. (Construction Materials)	86

2,100	Taiyo Nippon Sanso Corp. (Chemicals)	42

4,600	Teijin Ltd. (Chemicals)	88

29,600	Toray Industries, Inc. (Chemicals)	220

4,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	70

		4,700

	Jersey — 0.77%

303,569	Glencore International PLC (Metals & Mining)	913

11,085	Petrofac Ltd. (Energy Equipment & Services)	55

		968

	Luxembourg — 0.28%

14,652	ArcelorMittal (Metals & Mining)	206

13,737	Tenaris SA (Energy Equipment & Services)	146
		352

	Malaysia — 0.16%

74,200	Petronas Chemicals Group Berhad (Chemicals)	134

10,100	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	57

147,800	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	10

		201

	Mexico — 0.45%

499,141	CEMEX SAB de CV (Construction Materials)	195

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mexico (continued)

112,034	Grupo Mexico SAB de CV, Series B (Metals & Mining)	$262

3,534	Industrias Penoles SAB de CV (Metals & Mining)	47

32,820	Orbia Advance Corp SAB de CV (Chemicals) (a)	64

		568

	Netherlands — 1.49%

5,443	Akzo Nobel N.V. (Chemicals)	485

1,585	Core Laboratories N.V. (Energy Equipment & Services)	74

4,614	Koninklijke DSM N.V. (Chemicals)	555

1,927	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	99

7,296	LyondellBasell Industries N.V., Class – A (Chemicals)	653

		1,866

	New Zealand — 0.04%

16,332	Fletcher Building Ltd. (Construction Materials)	53

	Norway — 0.63%

27,065	Equinor ASA (Oil, Gas & Consumable Fuels)	515

33,164	Norsk Hydro ASA (Metals & Mining)	117

3,525	Yara International ASA (Chemicals)	152

		784

	Papua New Guinea — 0.13%

33,321	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	165

	Peru — 0.06%

4,900	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	74

	Poland — 0.47%

5,478	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	121

4,519	KGHM Polska Miedz SA (Metals & Mining) (a)	90

11,875	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	293

70,939	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	83

		587

	Portugal — 0.17%

13,709	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	207

	Qatar — 0.06%

112,330	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	74

	Russia — 3.77%

70,520	ALROSA AO (Metals & Mining)	81

193,831	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	1,339

14,011	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	1,159

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Russia (continued)

16,218	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	$415

3,120	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	633

1,523	PhosAgro OAO, GDR (Chemicals)	19

39,111	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	251

5,366	Severstal, Registered Shares, GDR (Metals & Mining)	77

47,939	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	256

7,610	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	483

		4,713

	South Africa — 0.82%

1,516	Anglo Platinum Ltd. (Metals & Mining)	91

14,977	AngloGold Ashanti Ltd. (Metals & Mining)	282

8,860	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	76

26,554	Gold Fields Ltd. (Metals & Mining)	134

15,281	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	96

17,739	Sappi Ltd. (Paper & Forest Products)	44

18,250	Sasol Ltd. (Chemicals)	305

		1,028

	South Korea — 1.39%

2,006	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	84

3,043	Hanwha Chemical Corp. (Chemicals)	46

515	Honam Petrochemical Corp. (Chemicals)	102

2,444	Hyundai Steel Co. (Metals & Mining)	79

270	Korea Zinc Co. (Metals & Mining)	101

454	Kumho Petro Chemical Co. Ltd. (Chemicals)	27

1,533	LG Chem Ltd. (Chemicals)	384

278	OCI Co. Ltd. (Chemicals)	16

2,209	POSCO (Metals & Mining)	420

2,355	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	327

1,794	S-Oil Corp. (Oil, Gas & Consumable Fuels)	149

		1,735

	Spain — 0.37%

29,758	Repsol SA (Oil, Gas & Consumable Fuels)	465

	Sweden — 0.24%

6,747	Boliden AB (Metals & Mining)	155

4,821	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	145

		300

	Switzerland — 1.29%

189	EMS-Chemie Holding AG, Registered Shares (Chemicals)	118

204	Givaudan SA (Chemicals)	569

9,993	LafargeHolcim Ltd., Registered Shares (Construction Materials)	492

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

2,925	Sika AG, Registered Shares (Chemicals)	$428

		1,607

	Taiwan — 1.61%

75,082	Asia Cement Corp. (Construction Materials)	105

457,376	China Steel Corp. (Metals & Mining)	339

125,000	Formosa Chemicals & Fibre Corp. (Chemicals)	349

49,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	155

157,160	Formosa Plastics Corp. (Chemicals)	480

179,010	Nan Ya Plastics Corp. (Chemicals)	402

142,645	Taiwan Cement Corp. (Construction Materials)	182

5,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	7

		2,019

	Thailand — 1.20%

49,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	19

44,800	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	70

18,700	Indorama Ventures PCL (Chemicals)	20

579,800	IRPC PCL (Oil, Gas & Consumable Fuels)	70

78,955	PTT Chemical Public Co. Ltd. (Chemicals)	139

63,804	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	252

437,900	PTT PCL (Oil, Gas & Consumable Fuels)	663

14,500	Siam Cement PCL (Construction Materials)	193

32,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	75

		1,501

	Turkey — 0.19%

62,511	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	76

6,344	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	161

		237

	United Kingdom — 11.40%

23,703	Amcor Ltd. (Containers & Packaging)	228

35,545	Anglo American PLC (Metals & Mining)	818

10,395	Antofagasta PLC (Metals & Mining)	115

487,664	BP PLC (Oil, Gas & Consumable Fuels)	3,092

3,420	Croda International PLC (Chemicals)	204

6,704	Fresnillo PLC (Metals & Mining)	56

4,869	Johnson Matthey PLC (Chemicals)	183

5,952	Linde PLC (Chemicals)	1,153

8,383	Mondi PLC (Paper & Forest Products)	161

31,669	Rio Tinto PLC (Metals & Mining)	1,638

113,876	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	3,337

99,979	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	2,945

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

6,435	TechnipFMC PLC (Energy Equipment & Services)	$154

6,615	TechnipFMC PLC (Energy Equipment & Services)	160

		14,244

	United States — 25.25%

4,411	Air Products & Chemicals, Inc. (Chemicals)	979

2,251	Albemarle Corp. (Chemicals)	156

8,150	Apache Corp. (Oil, Gas & Consumable Fuels)	209

1,873	Ashland Global Holdings, Inc. (Chemicals)	144

1,751	Avery Dennison Corp. (Containers & Packaging)	199

6,717	Axalta Coating Systems Ltd. (Chemicals) (a)	203

7,880	Baker Hughes, Inc. (Energy Equipment & Services)	183

6,753	Ball Corp. (Containers & Packaging)	492

9,955	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	175

2,919	Celanese Corp., Series A (Chemicals)	357

4,768	CF Industries Holdings, Inc. (Chemicals)	235

29,982	Chevron Corp. (Oil, Gas & Consumable Fuels)	3,555

2,671	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	128

3,137	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	213

27,087	ConocoPhillips (Oil, Gas & Consumable Fuels)	1,543

2,937	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	90

15,419	Corteva, Inc. (Chemicals)	432

3,134	Crown Holdings, Inc. (Containers & Packaging) (a)	207

10,304	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	248

1,557	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	140

15,672	Dow, Inc. (Chemicals)	747

15,494	DuPont de Nemours, Inc. (Chemicals)	1,104

2,941	Eastman Chemical Co. (Chemicals)	217

5,515	Ecolab, Inc. (Chemicals)	1,092

12,746	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	946

6,689	EQT Corp. (Oil, Gas & Consumable Fuels)	71

5,248	Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	76

41,935	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,961

2,864	FMC Corp. (Chemicals)	251

26,370	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	252

18,620	Halliburton Co. (Energy Equipment & Services)	351

3,518	Helmerich & Payne, Inc. (Energy Equipment & Services)	141

6,295	Hess Corp. (Oil, Gas & Consumable Fuels)	381

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

3,410	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	$183

1,634	International Flavors & Fragrances, Inc. (Chemicals)	200

8,247	International Paper Co. (Containers & Packaging)	345

41,699	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	859

3,097	Livent Corp. (Chemicals) (a)	21

18,251	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	224

16,668	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,013

1,196	Martin Marietta Materials, Inc. (Construction Materials)	328

5,224	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	116

8,099	National Oilwell Varco, Inc. (Energy Equipment & Services)	172

17,050	Newmont Mining Corp. (Metals & Mining)	646

8,712	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	196

6,697	Nucor Corp. (Metals & Mining)	341

20,375	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	906

4,724	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	348

1,792	Packaging Corporation of America (Containers & Packaging)	190

4,500	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels)	76

10,371	Phillips 66 (Oil, Gas & Consumable Fuels)	1,062

3,703	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	466

3,287	Plains GP Holdings LP, Class – A (Oil, Gas & Consumable Fuels)	70

5,703	PPG Industries, Inc. (Chemicals)	676

6,355	Range Resources Corp. (Oil, Gas & Consumable Fuels)	24

30,635	Schlumberger Ltd. (Energy Equipment & Services)	1,046

4,317	Sealed Air Corp. (Containers & Packaging)	179

2,360	Southern Copper Corp. (Metals & Mining)	81

3,466	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	139

6,717	The Mosaic Co. (Chemicals)	138

1,661	The Sherwin-Williams Co. (Chemicals)	913

15,850	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	381

10,418	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	888

5,349	Valvoline, Inc. (Chemicals)	118

2,808	Vulcan Materials Co. (Construction Materials)	425

2,157	W.R. Grace & Co. (Chemicals)	144

4,620	WestRock Co. (Containers & Packaging)	168

		31,560

	Total Common Stocks	103,627

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Preferred Stocks — 1.15%

	Brazil — 0.89%

4,600	Braskem SA — Preferred, Class – A (Chemicals) (a)	$36

30,600	Gerdau SA — Preferred (Metals & Mining)	97

103,200	Klabin SA — Preferred (Containers & Packaging)	73

136,375	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	904

		1,110

	Chile — 0.11%

5,104	Sociedad Quimica y Minera de Chile SA — Preferred, B Shares (Chemicals)	141

	Germany — 0.05%

1,785	Fuchs Petrolub AG — Preferred (Chemicals)	67

	Russia — 0.10%

52	AK Transneft OAO — Preferred (Oil, Gas & Consumable Fuels)	120

	Total Preferred Stocks	1,438

Principal Amount (000)

	U.S. Treasury Obligation — 0.48%

$600	U.S. Treasury Bill, 1.70%, 10/24/19 (b)(d)(e)	599

	Total U.S. Treasury Obligation	599

Shares

	Investment Companies — 9.97%

78,770	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(f)	79

12,383,968	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (f)	12,384

	Total Investment Companies	12,463

	Purchased Options — 0.00%

	Total Purchased Options	2

Principal Amount (000)

	Repurchase Agreements — 3.88%

$1,200	Bank of America Corp., 2.30%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $1,200,077 collateralized by U.S. Treasury Note, 1.75%, 6/30/22, fair value $1,224,183) (b)	1,200

Principal Amount (000)	Security Description	Value (000)

	Repurchase Agreements (continued)

$900	BNP Paribas, 2.35%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $900,059 collateralized by U.S. Treasury Obligations, 0.00% – 3.00%, 1/30/20-2/15/2047, fair value $918,026)	$900

1,300	Deutsche Bank Securities, Inc., 2.35%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $1,300,085 collateralized by U.S. Treasury Bill, 0.00%, 12/12/19, fair value $1,326,112) (b)	1,300

247	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $247,147 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $252,073) ^^	247

1,200	Natwest Markets PLC, 2.35%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $1,200,078 collateralized by U.S. Treasury Bill, 0.00%, 5/21/20, fair value $1,224,076) (b)	1,200

	Total Repurchase Agreements	4,847

	Total Investments (cost $99,129) — 98.37%	122,976

	Other assets in excess of liabilities — 1.63%	2,043

	Net Assets — 100.00%	$125,019

Amounts designated as “—” are $0 or have been rounded to $0.

Portfolio of Investments is presented on a consolidated basis.

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $373 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed represents effective yield at purchase.

(e)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(f)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Commodity Returns Strategy Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	82.78%	—	0.11%	—	82.89%
Preferred Stocks	1.15%	—	—	—	1.15%
U.S. Treasury Obligation	—	—	0.48%	—	0.48%
Investment Companies	0.87%	7.39%	—	1.71%	9.97%
Purchased Options	—	—	0.00%	—	0.00%
Repurchase Agreements	0.20%	—	3.68%	—	3.88%
Other Assets	1.10%	0.47%	0.06%	0.00%	1.63%

Total Net Assets	86.10%	7.86%	4.33%	1.71%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	9	12/31/19	$526	$(21)
Canadian Dollar Future	37	12/17/19	2,799	4
Cattle Feeder Future (a)	1	10/31/19	71	4
Cocoa Future (a)	1	12/13/19	24	—
Coffee ‘C’ Future (a)	1	12/18/19	38	(1)
Copper Future (a)	2	12/27/19	129	(2)
Corn Future (a)	7	12/13/19	136	(18)
Corn Future (a)	7	7/14/20	143	4
Cotton No.2 Future (a)	4	12/6/19	122	(4)
Electrolytic Copper Future (a)	4	12/16/19	572	(13)
E-Mini S&P 500 Future	50	12/20/19	7,447	(88)
E-Mini Silver Future (a)	1	11/26/19	42	—
Gas Oil Future (a)	2	11/12/19	117	(4)
Gasoline RBOB Future (a)	2	10/31/19	132	(13)
Gold 100 Oz Future (a)	8	12/27/19	1,178	(29)
Hard Red Winter Wheat Future (a)	9	12/13/19	187	(3)
Lean Hogs Future (a)	8	12/13/19	232	10
Live Cattle Future (a)	4	12/31/19	176	15
LME Lead Future (a)	2	12/16/19	107	9
MSCI EAFE Index Future	11	12/20/19	1,044	(10)
MSCI Emerging Markets Index Future	9	12/20/19	451	(10)
Natural Gas Future (a)	3	1/29/20	78	2
NY Harbor ULSD Future (a)	1	10/31/19	80	(6)
NYMEX WTI Crude Future (a)	9	11/20/19	486	(35)
Primary Aluminum Future (a)	11	12/16/19	475	(14)
S&P/Toronto Stock Exchange 60 Index Future	18	12/19/19	2,707	(36)
Soybean Future (a)	3	11/14/19	136	6
Soybean Meal Future (a)	1	12/13/19	30	(3)
Sugar #11 (World) Future (a)	1	2/28/20	14	1

			$19,679	$(255)

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Corn Future (a)	4	12/14/20	$81	$(1)
Hard Red Winter Wheat Future (a)	2	3/13/20	43	5
Natural Gas Future (a)	2	3/27/20	46	2
NY Harbor ULSD Future (a)	1	5/29/20	76	3
Primary Aluminum Future (a)	1	12/14/20	45	2
Wheat (CBT) Future (a)	2	12/13/19	50	(1)

			$341	$10

	Total Unrealized Appreciation			$67
	Total Unrealized Depreciation			(312)

	Total Net Unrealized Appreciation/(Depreciation)			$(245)

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

Option Contracts

Exchange-traded options purchased as of September 30, 2019 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)

Crude Oil Put Option (a)	2	$—	$50.00	11/15/19	$2

Total					$2

Total Return Swap Agreements

Pay/Receive (b)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.08%	Bloomberg Silver Subindex (a)	Goldman Sachs International	10/31/19	Monthly	$55	$(4)	$—	$(4)
Receive	0.35%	Bloomberg Soybean Meal Subindex (a)	Barclays Bank PLC	2/28/20	Monthly	43	1	—	1
Receive	0.15%	S&P GSCI Grains Index (a)	Barclays Bank PLC	2/28/20	Monthly	4	—	—	—
Receive	0.10%	S&P GSCI Grains Index (a)	Goldman Sachs International	11/29/19	Monthly	81	—	—	—

							$(3)	$—	$(3)

Commodity Forward Swap Agreements

Pay/Receive (b)	Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Gold (a)	Goldman Sachs International	1/31/20	$1,449.79	$16	$—	$—	$—
Receive	Silver (a)	Goldman Sachs International	12/2/19	14.71	32	5	—	5

						$5	$—	$5

				Total swap agreements at value (assets)				$6
				Total swap agreements at value (liabilities)				(4)

				Net swap agreements at value				$2

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2019 (Unaudited)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio.

(b)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 94.31%

	Australia — 2.50%

2,368	AGL Energy Ltd. (Multi-Utilities)	$31

11,323	Alumina Ltd. (Metals & Mining)	18

12,454	AMP Ltd. (Diversified Financial Services)	15

4,261	APA Group (Gas Utilities)	33

2,155	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	45

726	ASX Ltd. (Capital Markets)	40

8,342	Aurizon Holdings Ltd. (Road & Rail)	33

6,595	AusNet Services (Electric Utilities)	8

10,608	Australia & New Zealand Banking Group Ltd. (Banks)	204

1,451	Bank of Queensland Ltd. (Banks)	10

1,760	Bendigo & Adelaide Bank Ltd. (Banks)	14

11,070	BHP Billiton Ltd. (Metals & Mining)	274

7,940	BHP Group PLC (Metals & Mining)	169

1,927	BlueScope Steel Ltd. (Metals & Mining)	16

4,233	Boral Ltd. (Construction Materials)	14

5,980	Brambles Ltd. (Commercial Services & Supplies)	46

902	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	16

1,986	Challenger Ltd. (Diversified Financial Services)	10

351	CIMIC Group Ltd. (Construction & Engineering)	7

2,419	Coca-Cola Amatil Ltd. (Beverages)	17

209	Cochlear Ltd. (Health Care Equipment & Supplies)	29

4,252	Coles Group Ltd. (Food & Staples Retailing)	44

6,652	Commonwealth Bank of Australia (Banks)	363

1,764	Computershare Ltd. (IT Services)	19

1,344	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	11

1,703	CSL Ltd. (Biotechnology)	269

3,942	Dexus Property Group (Equity Real Estate Investment Trusts)	32

201	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	6

5,732	Fortescue Metals Group Ltd. (Metals & Mining)	34

6,122	Goodman Group (Equity Real Estate Investment Trusts)	58

7,833	GPT Group (Equity Real Estate Investment Trusts)	33

1,917	Harvey Norman Holdings Ltd. (Multiline Retail)	6

5,798	Incitec Pivot Ltd. (Chemicals)	13

8,667	Insurance Australia Group Ltd. (Insurance)	45

2,036	Lend Lease Group Ltd. (Real Estate Management & Development)	24

1,213	Macquarie Group Ltd. (Capital Markets)	107

664	Magellan Financial Group Ltd. (Capital Markets)	23

9,945	Medibank Private Ltd. (Insurance)	23

14,108	Mirvac Group (Equity Real Estate Investment Trusts)	29

10,556	National Australia Bank Ltd. (Banks)	212

2,882	Newcrest Mining Ltd. (Metals & Mining)	68

1,372	Orica Ltd. (Chemicals)	21

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Australia (continued)

6,354	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	$34

4,799	QBE Insurance Group Ltd. (Insurance)	41

625	Ramsay Health Care Ltd. (Health Care Providers & Services)	27

190	REA Group Ltd. (Interactive Media & Services)	14

1,394	Rio Tinto Ltd. (Metals & Mining)	87

6,393	Santos Ltd. (Oil, Gas & Consumable Fuels)	33

19,939	Scentre Group (Equity Real Estate Investment Trusts)	53

1,205	Seek Ltd. (Professional Services)	17

1,626	Sonic Healthcare Ltd. (Health Care Providers & Services)	31

20,247	South32 Ltd. (Metals & Mining)	36

8,686	Stockland Trust Group (Equity Real Estate Investment Trusts)	27

4,728	Suncorp Group Ltd. (Insurance) (a)	44

3,994	Sydney Airport (Transportation Infrastructure)	22

7,278	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	24

16,699	Telstra Corp. Ltd. (Diversified Telecommunication Services)	40

10,038	Transurban Group (Transportation Infrastructure)	99

2,595	Treasury Wine Estates Ltd. (Beverages)	33

11,760	Vicinity Centres (Equity Real Estate Investment Trusts)	20

433	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	6

4,254	Wesfarmers Ltd. (Food & Staples Retailing)	114

12,956	Westpac Banking Corp. (Banks)	259

3,580	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	79

4,721	Woolworths Ltd. (Food & Staples Retailing)	119

1,164	WorleyParsons Ltd. (Energy Equipment & Services)	10

		3,758

	Austria — 0.08%

263	ANDRITZ AG (Machinery)	11

1,086	Erste Group Bank AG (Banks)	36

557	OMV AG (Oil, Gas & Consumable Fuels)	30

706	Raiffeisen Bank International AG (Banks)	16

246	Verbund AG (Electric Utilities)	13

419	Voestalpine AG (Metals & Mining)	10

		116

	Belgium — 0.35%

660	Ageas (Insurance)	37

2,864	Anheuser-Busch InBev N.V. (Beverages)	272

549	Belgacom SA (Diversified Telecommunication Services)	16

207	Colruyt SA (Food & Staples Retailing)	11

291	Groupe Bruxelles Lambert SA (Diversified Financial Services)	28

936	KBC Groep N.V. (Banks)	61

267	Solvay SA (Chemicals)	28

170	Telenet Group Holding N.V. (Media)	8

456	UCB SA (Pharmaceuticals)	33

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Belgium (continued)

712	Umicore SA (Chemicals)	$27

		521

	Bermuda — 0.19%

1,514	Arch Capital Group Ltd. (Insurance) (a)	64

583	Bunge Ltd. (Food Products)	33

1,451	IHS Markit Ltd. (Professional Services) (a)	96

1,434	Invesco Ltd. (Capital Markets)	24

2,348	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	59

2,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	7

		283

	Canada — 3.50%

900	Agnico-Eagle Mines Ltd. (Metals & Mining)	48

700	Air Canada (Airlines) (a)	23

3,400	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	105

1,000	AltaGas Ltd. (Gas Utilities)	15

300	Atco Ltd. (Multi-Utilities)	11

2,500	Aurora Cannabis, Inc. (Pharmaceuticals) (a)	11

2,400	Bank of Montreal (Banks)	177

4,600	Bank of Nova Scotia (Banks)	261

6,600	Barrick Gold Corp. (Metals & Mining)	113

600	BCE, Inc. (Diversified Telecommunication Services)	29

1,900	Blackberry Ltd. (Software) (a)	10

7,700	Bombardier, Inc. (Aerospace & Defense) (a)	10

3,200	Brookfield Asset Management, Inc. (Capital Markets)	170

1,000	CAE, Inc. (Aerospace & Defense)	26

1,400	Cameco Corp. (Oil, Gas & Consumable Fuels)	13

1,700	Canadian Imperial Bank of Commerce (Banks)	140

2,700	Canadian National Railway Co. (Road & Rail)	243

500	Canadian Pacific Railway Ltd. (Road & Rail)	111

200	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	22

500	Canadian Utilities Ltd., Class - A (Multi-Utilities)	15

800	Canopy Growth Corp. (Pharmaceuticals) (a)	19

600	CCL Industries, Inc., Class - B (Containers & Packaging)	24

3,800	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	36

900	CGI, Inc. (IT Services) (a)	71

900	Ci Financial Corp. (Capital Markets)	13

700	Cronos Group, Inc. (Pharmaceuticals) (a)	6

1,100	Dollarama, Inc. (Multiline Retail)	40

1,000	Emera, Inc. (Electric Utilities)	44

600	Empire Co. Ltd. (Food & Staples Retailing)	16

7,600	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	268

5,400	Encana Corp. (Oil, Gas & Consumable Fuels)	25

700	First Capital Realty, Inc. (Real Estate Management & Development)	12

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

2,500	First Quantum Minerals Ltd. (Metals & Mining)	$21

1,600	Fortis, Inc. (Electric Utilities)	68

700	Franco-Nevada Corp. (Metals & Mining)	64

800	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	28

1,000	Great-West Lifeco, Inc. (Insurance)	24

1,300	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	9

1,200	Hydro One Ltd. (Electric Utilities) (b)	22

300	IGM Financial, Inc. (Capital Markets)	9

1,000	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	26

500	Intact Financial Corp. (Insurance)	50

1,500	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	26

800	Keyera Corp. (Oil, Gas & Consumable Fuels)	19

4,500	Kinross Gold Corp. (Metals & Mining) (a)	21

800	Kirkland Lake Gold Ltd. (Metals & Mining)	36

700	Loblaw Companies Ltd. (Food & Staples Retailing)	40

416	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	80

2,400	Lundin Mining Corp. (Metals & Mining)	11

1,200	Magna Internationl (Auto Components)	64

7,400	Manulife Financial Corp. (Insurance)	136

300	Methanex Corp. (Chemicals)	11

1,000	Metro, Inc. (Food & Staples Retailing)	44

1,300	National Bank of Canada (Banks)	65

2,200	Nutrien Ltd. (Chemicals)	109

300	Onex Corp. (Diversified Financial Services)	19

1,000	Open Text Corp. (Software)	41

1,900	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	70

1,100	Power Corp. of Canada (Insurance)	25

1,000	Power Financial Corp. (Insurance)	23

800	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	11

700	Quebecor, Inc. (Media)	16

900	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	64

1,400	Rogers Communications, Inc. (Wireless Telecommunication Services)	68

5,400	Royal Bank of Canada (Banks)	438

1,700	Shaw Communications, Inc., Class - B (Media)	33

400	Shopify, Inc. (IT Services) (a)	125

600	SNC-Lavalin Group, Inc. (Construction & Engineering)	8

900	Stars Group, Inc. (The) (Hotels, Restaurants & Leisure) (a)	13

2,300	Sun Life Financial, Inc. (Insurance)	103

5,900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	186

3,500	TC Energy Corp. (Oil, Gas & Consumable Fuels)	181

1,900	Teck Cominco Ltd., Class - B (Metals & Mining)	31

800	TELUS Corp. (Diversified Telecommunication Services)	28

800	Thomson Reuters Corp. (Professional Services)	53

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

6,900	Toronto-Dominion Bank (Banks)	$402

900	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	9

600	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	10

1,000	Waste Connections, Inc. (Commercial Services & Supplies)	92

200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	8

300	Weston (George) Ltd. (Food & Staples Retailing)	25

1,700	Wheaton Precious Metals Corp. (Metals & Mining)	45

400	WSP Global, Inc. (Construction & Engineering)	24

		5,261

	Denmark — 0.58%

14	A.P. Moller - Maersk A/S, Class - A (Marine)	15

24	A.P. Moller - Maersk A/S, Class - B (Marine)	27

401	Carlsberg A/S, Class - B (Beverages)	59

381	Christian Hansen Holding A/S (Chemicals)	32

446	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	53

410	Demant A/S (Health Care Equipment & Supplies) (a)	11

818	DSV A/S (Road & Rail)	78

242	Genmab A/S (Biotechnology) (a)	49

251	H. Lundbeck A/S (Pharmaceuticals)	8

570	ISS A/S (Commercial Services & Supplies)	14

6,635	Novo Nordisk A/S, Class - B (Pharmaceuticals)	342

791	Novozymes A/S, B Shares (Chemicals)	34

710	Orsted A/S (Electric Utilities) (b)	66

377	Pandora A/S (Textiles, Apparel & Luxury Goods)	15

561	Tryg A/S (Insurance)	16

706	Vestas Wind Systems A/S (Electrical Equipment)	55

		874

	Finland — 0.39%

514	Elisa Oyj (Diversified Telecommunication Services)	26

1,604	Fortum Oyj (Electric Utilities)	38

1,275	Kone Oyj (Machinery)	73

380	Metso Oyj (Machinery)	14

1,587	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	53

21,141	Nokia Oyj (Communications Equipment)	107

448	Nokian Renkaat Oyj (Auto Components)	13

12,132	Nordea Bank Abp (Banks)	86

376	Orion Oyj, Class - B (Pharmaceuticals)	14

1,677	Sampo Oyj, Class - A (Insurance)	67

2,101	Stora Enso Oyj, R Shares (Paper & Forest Products)	25

2,002	UPM-Kymmene Oyj (Paper & Forest Products)	59

1,603	Wartsila Oyj, Class - B (Machinery)	18

		593

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France — 3.63%

663	Accor SA (Hotels, Restaurants & Leisure)	$28

107	Aeroports de Paris (Transportation Infrastructure)	19

1,614	Air Liquide SA (Chemicals)	229

735	Alstom SA (Machinery)	30

219	Amundi SA (Capital Markets) (b)	15

296	Arkema SA (Chemicals)	28

368	Atos SE (IT Services)	26

7,289	AXA SA (Insurance)	186

149	BioMerieux (Health Care Equipment & Supplies)	12

4,228	BNP Paribas (Banks)	206

805	Bouygues SA (Construction & Engineering)	32

1,038	Bureau Veritas SA (Professional Services)	25

596	Capgemini SE (IT Services)	70

2,673	Carrefour SA (Food & Staples Retailing)	46

305	Casino Guichard-Perrachon SA (Food & Staples Retailing)	15

620	CNP Assurances (Insurance)	12

1,845	Compagnie de Saint-Gobain (Building Products)	72

641	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	72

4,300	Credit Agricole SA (Banks)	52

2,320	Danone SA (Food Products)	204

493	Dassault Systemes SE (Software)	70

898	Edenred (Commercial Services & Supplies)	43

326	Eiffage SA (Construction & Engineering)	34

2,487	Electricite de France SA (Electric Utilities)	28

6,855	ENGIE (Multi-Utilities)	112

1,065	Essilor International SA (Health Care Equipment & Supplies)	154

146	Eurazeo SE (Diversified Financial Services)	11

42	Eurofins Scientific SE (Life Sciences Tools & Services)	20

849	Eutelsat Communications (Media)	16

274	Faurecia (Auto Components)	13

164	Fonciere des Regions (Equity Real Estate Investment Trusts)	17

165	Gecina SA (Equity Real Estate Investment Trusts)	26

1,589	Getlink SE (Transportation Infrastructure)	24

119	Hermes International (Textiles, Apparel & Luxury Goods)	82

108	Icade (Equity Real Estate Investment Trusts)	10

96	Iliad SA (Diversified Telecommunication Services)	9

129	Imerys SA (Construction Materials)	5

217	Ingenico Group SA (Electronic Equipment, Instruments & Components)	21

137	Ipsen SA (Pharmaceuticals)	13

269	JC Decaux SA (Media)	7

285	Kering (Textiles, Apparel & Luxury Goods)	145

738	Klepierre (Equity Real Estate Investment Trusts)	25

1,001	Legrand SA (Electrical Equipment)	71

950	L’Oreal SA (Personal Products)	266

1,044	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	416

3,413	Natixism SA (Capital Markets)	14

7,528	Orange SA (Diversified Telecommunication Services)	118

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

798	Pernod Ricard SA (Beverages)	$142

2,311	Peugeot SA (Automobiles)	58

881	Publicis Groupe (Media)	43

81	Remy Cointreau SA (Beverages)	11

721	Renault SA (Automobiles)	41

1,230	Safran SA (Aerospace & Defense)	194

4,227	Sanofi-Aventis (Pharmaceuticals)	392

100	Sartorius Stedim Biotech (Life Sciences Tools & Services)	14

2,067	Schneider Electric SA (Electrical Equipment)	182

81	Seb SA (Household Durables)	12

91	Societe BIC SA (Commercial Services & Supplies)	6

2,879	Societe Generale (Banks)	79

320	Sodexo (Hotels, Restaurants & Leisure)	36

1,235	Suez Environnement Co. (Multi-Utilities)	19

219	Teleperformance (Professional Services)	47

400	Thales SA (Aerospace & Defense)	46

8,980	Total SA (Oil, Gas & Consumable Fuels)	469

302	UbiSoft Entertainment SA (Entertainment) (a)	22

518	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	76

867	Valeo SA (Auto Components)	28

2,124	Veolia Environnement (Multi-Utilities)	54

1,918	Vinci SA (Construction & Engineering)	207

3,435	Vivendi SA (Entertainment)	94

130	Wendel SA (Diversified Financial Services)	18

297	Worldline SA (IT Services) (a)(b)	19

		5,458

	Germany — 2.74%

678	Adidas AG (Textiles, Apparel & Luxury Goods)	212

1,596	Allianz SE (Insurance)	371

3,383	Aroundtown SA (Real Estate Management & Development)	28

175	Axel Springer SE (Media) (a)	12

3,452	BASF SE (Chemicals)	241

3,504	Bayer AG (Pharmaceuticals)	247

1,245	Bayerische Motoren Werke AG (Automobiles)	88

378	Beiersdorf AG (Personal Products)	45

558	Brenntag AG (Trading Companies & Distributors)	27

146	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	17

3,617	Commerzbank AG (Banks)	21

413	Continental AG (Auto Components)	53

628	Covestro AG (Chemicals) (b)	31

3,418	Daimler AG, Registered Shares (Automobiles)	170

406	Delivery Hero SE (Internet & Direct Marketing Retail) (a)(b)	18

7,363	Deutsche Bank AG (Capital Markets)	55

713	Deutsche Boerse AG (Capital Markets)	112

858	Deutsche Lufthansa AG, Registered Shares (Airlines)	14

3,735	Deutsche Post AG (Air Freight & Logistics)	125

12,528	Deutsche Telekom AG (Diversified Telecommunication Services)	210

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Germany (continued)

1,339	Deutsche Wohnen AG (Real Estate Management & Development)	$49

8,421	E.ON AG (Multi-Utilities)	82

673	Evonik Industries AG (Chemicals)	17

150	Fraport AG (Transportation Infrastructure)	13

808	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	54

1,599	Fresenius Se & Co. KGAA (Health Care Providers & Services)	75

554	GEA Group AG (Machinery)	15

218	Hannover Rueckversicherung AG (Insurance)	37

558	HeidelbergCement AG (Construction Materials)	40

375	Henkel AG & Co. KGAA (Household Products)	34

123	Hochtief AG (Construction & Engineering)	14

229	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	12

4,794	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	86

304	KION Group AG (Machinery)	16

174	Knorr-Bremse AG (Machinery)	16

314	Lanxess AG (Chemicals)	19

484	Merck KGaA (Pharmaceuticals)	55

650	Metro AG (Food & Staples Retailing)	10

195	MTU Aero Engines AG (Aerospace & Defense)	52

553	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	143

300	Puma SE (Textiles, Apparel & Luxury Goods)	23

2,051	RWE AG (Multi-Utilities)	64

3,693	SAP SE (Software)	433

129	Sartorius AG (Health Care Equipment & Supplies)	23

2,874	Siemens AG (Industrial Conglomerates)	308

542	Siemens Healthineers AG (Health Care Equipment & Supplies) (b)	21

482	Symrise AG (Chemicals)	47

3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	9

1,461	ThyssenKrupp AG (Metals & Mining)	20

1,592	TUI AG (Hotels, Restaurants & Leisure)	19

696	Uniper SE (Independent Power and Renewable Electricity Producers)	23

1,884	Vonovia SE (Real Estate Management & Development)	95

441	Wirecard AG (IT Services)	71

536	Zalando SE (Internet & Direct Marketing Retail) (a)(b)	24

		4,116

	Hong Kong — 1.06%

45,400	AIA Group Ltd. (Insurance)	429

1,100	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	13

14,000	BOC Hong Kong (Holdings) Ltd. (Banks)	48

10,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	68

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

2,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	$17

6,500	CLP Holdings Ltd. (Electric Utilities)	68

8,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	50

8,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	18

2,900	Hang Seng Bank Ltd. (Banks)	62

6,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	28

9,500	HK Electric Investments Ltd. (Electric Utilities)	9

14,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	23

38,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	74

4,500	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	132

3,000	Hysan Development Co. (Real Estate Management & Development)	12

2,500	Kerry Properties Ltd. (Real Estate Management & Development)	8

747	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	14

3,600	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	6

6,000	MTR Corp. Ltd. (Road & Rail)	34

6,000	NWS Holdings Ltd. (Industrial Conglomerates)	9

15,000	PCCW Ltd. (Diversified Telecommunication Services)	8

5,500	Power Assets Holdings Ltd. (Electric Utilities)	37

9,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	42

4,000	Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	4

12,000	Sino Land Co. Ltd. (Real Estate Management & Development)	18

6,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	86

2,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	19

4,200	Swire Properties Ltd. (Real Estate Management & Development)	13

5,000	Techtronic Industries Co. (Household Durables)	35

4,600	The Bank of East Asia Ltd. (Banks)	11

8,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	88

5,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	11

2,000	Vitasoy International Holdings Ltd. (Food Products)	8

34,500	WH Group Ltd. (Food Products) (b)	31

5,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	27

3,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	17

5,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	11

		1,588

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Ireland (Republic of) — 0.90%

2,940	AIB Group PLC (Banks)	$9

563	Alkermes PLC (Biotechnology) (a)	11

342	Allegion PLC (Building Products)	35

3,507	Bank of Ireland Group PLC (Banks)	14

3,047	CRH PLC (Construction Materials)	105

354	DCC PLC (Industrial Conglomerates)	31

1,585	Eaton Corp. PLC (Electrical Equipment)	132

3,415	Experian PLC (Professional Services)	109

900	Ingersoll-Rand PLC (Machinery)	111

1,597	James Hardie Industries SE (Construction Materials)	27

595	Kerry Group PLC (Food Products)	70

553	Kingspan Group PLC (Building Products)	27

5,039	Medtronic PLC (Health Care Equipment & Supplies)	547

283	Paddy Power PLC (Hotels, Restaurants & Leisure)	26

588	Pentair PLC (Machinery)	22

815	Smurfit Kappa Group PLC (Containers & Packaging)	24

317	STERIS PLC (Health Care Equipment & Supplies)	46

		1,346

	Isle of Man — 0.01%

2,101	GVC Holdings PLC (Hotels, Restaurants & Leisure)	19

	Israel — 0.17%

153	Azrieli Group (Real Estate Management & Development)	12

4,094	Bank Hapoalim Ltd. (Banks) (a)	32

5,600	Bank Leumi Le (Banks)	40

451	Checkpoint Software Technologies Ltd. (Software) (a)	49

130	CyberArk Software Ltd. (Software) (a)	13

85	Elbit Systems Ltd. (Aerospace & Defense)	14

2,543	Israel Chemicals Ltd. (Chemicals)	13

4,204	Israel Discount Bank, Class - A (Banks)	18

506	Mizrahi Tefahot Bank Ltd. (Banks)	13

224	Nice Ltd. (Software) (a)	33

177	Wix.com Ltd. (IT Services) (a)	21

		258

	Italy — 0.71%

4,127	Assicurazioni Generali SpA (Insurance)	80

1,858	Atlantia SpA (Transportation Infrastructure)	45

2,097	Davide Campari - Milano SpA (Beverages)	19

30,559	Enel SpA (Electric Utilities)	228

9,530	Eni SpA (Oil, Gas & Consumable Fuels)	146

459	Ferrari N.V. (Automobiles)	71

2,384	FinecoBank Banca Fineco SpA (Banks)	25

55,899	Intesa Sanpaolo SpA (Banks)	133

1,461	Leonardo SpA (Aerospace & Defense)	17

2,242	Mediobanca SpA (Banks)	24

646	Moncler SpA (Textiles, Apparel & Luxury Goods)	23

1,444	Pirelli & C SpA (Auto Components) (b)	9

1,887	Poste Italiane SpA (Insurance) (b)	21

871	Prusmian SpA (Electrical Equipment)	19

377	Recordati SpA (Pharmaceuticals)	16

7,516	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	38

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Italy (continued)

32,939	Telecom Italia SpA (Diversified Telecommunication Services) (a)	$19

21,767	Telecom Italia SpA (Diversified Telecommunication Services)	12

5,081	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	33

7,671	Unicredit SpA (Banks)	90

		1,068

	Japan — 7.85%

800	Advantest Corp. (Semiconductors & Semiconductor Equipment)	35

2,500	Aeon Co. Ltd. (Food & Staples Retailing)	46

400	AEON Credit Service Co. Ltd. (Consumer Finance)	6

400	AEON Mall Co. Ltd. (Real Estate Management & Development)	6

600	Air Water, Inc. (Chemicals)	11

1,600	Ajinomoto Co., Inc. (Food Products)	30

700	Alfresa Holdings Corp. (Health Care Providers & Services)	16

500	All Nippon Airways Co. Ltd. (Airlines)	17

800	ALPS Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	15

1,200	Amada Holdings Co. Ltd. (Machinery)	13

400	Aozora Bank Ltd. (Banks)	10

700	Asahi Glass Co. Ltd. (Building Products)	22

1,400	Asahi Group Holdings Ltd. (Beverages)	69

800	ASAHI INTECC Co. Ltd. (Health Care Equipment & Supplies)	21

4,600	Asahi Kasei Corp. (Chemicals)	45

7,200	Astellas Pharma, Inc. (Pharmaceuticals)	102

300	Benesse Holdings, Inc. (Diversified Consumer Services)	8

2,200	Bridgestone Corp. (Auto Components)	86

800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	14

300	CALBEE, Inc. (Food Products)	9

3,800	Canon, Inc. (Technology Hardware, Storage & Peripherals)	102

700	Casio Computer Co. Ltd. (Household Durables)	11

500	Central Japan Railway Co. (Road & Rail)	103

200	Century Tokyo Leasing Corp. (Diversified Financial Services)	9

2,400	Chubu Electric Power Company, Inc. (Electric Utilities)	34

900	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	70

3,900	Concordia Financial Group Ltd. (Banks)	15

600	Credit Saison Co. Ltd. (Consumer Finance)	8

400	CyberAgent, Inc. (Media)	15

900	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	23

900	Daicel Corp. (Chemicals)	8

400	Daifuku Co. Ltd. (Machinery)	21

2,100	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	133

900	Daikin Industries Ltd. (Building Products)	118

800	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	13

300	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	38

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

2,200	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	$71

5,500	Daiwa Securities Group, Inc. (Capital Markets)	24

1,600	Denso Corp. (Auto Components)	70

100	Disco Corp. (Semiconductors & Semiconductor Equipment)	19

1,700	Don Quijote Co. Ltd. (Multiline Retail)	29

1,200	East Japan Railway Co. (Road & Rail)	113

1,000	Eisai Co. Ltd. (Pharmaceuticals)	51

500	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	11

900	FamilyMart Co. Ltd. (Food & Staples Retailing)	22

700	Fanuc Ltd. (Machinery)	131

200	Fast Retailing Co. Ltd. (Specialty Retail)	118

500	Fuji Electric Co. Ltd. (Electrical Equipment)	15

1,400	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	61

800	Fujitsu Ltd. (IT Services)	63

200	GMO Payment Gateway, Inc. (IT Services)	13

900	Hakuhodo DY Holdings, Inc. (Media)	13

900	Hankyu Hanshin Holdings, Inc. (Road & Rail)	35

100	Hikari Tsushin, Inc. (Specialty Retail)	22

1,000	Hino Motors Ltd. (Machinery)	8

100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	12

200	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	9

400	Hitachi Chemical Co. Ltd. (Chemicals)	13

400	Hitachi Construction Machinery Co. Ltd. (Machinery)	10

300	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	17

3,700	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	138

800	Hitachi Metals Ltd. (Metals & Mining)	9

6,100	Honda Motor Co. Ltd. (Automobiles)	158

200	Hoshizaki Electric Co. Ltd. (Machinery)	16

1,400	HOYA Corp. (Health Care Equipment & Supplies)	115

1,000	Hulic Co. Ltd. (Real Estate Management & Development)	10

800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	23

500	IHI Corp. (Machinery)	11

3,700	INPEX Corp. (Oil, Gas & Consumable Fuels)	34

2,000	Isuzu Motors Ltd. (Automobiles)	22

5,100	ITOCHU Corp. (Trading Companies & Distributors)	105

400	ITOCHU Techno-Solutions Corp. (IT Services)	11

800	J. Front Retailing Co. Ltd. (Multiline Retail)	9

400	Japan Airlines Co. Ltd. (Airlines)	12

200	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	9

2,000	Japan Exchange Group, Inc. (Capital Markets)	31

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

1,500	Japan Post Bank Co. Ltd. (Banks)	$15

5,900	Japan Post Holdings Co. Ltd. (Insurance)	54

3	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	14

5	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	34

10	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	21

1,800	JFE Holdings, Inc. (Metals & Mining)	22

800	JGC Corp. (Construction & Engineering)	10

1,000	JS Group Corp. (Building Products)	18

700	JSR Corp. (Chemicals)	11

700	JTEKT Corp. (Machinery)	8

12,100	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	55

1,900	Kajima Corp. (Construction & Engineering)	25

500	Kakaku.com, Inc. (Interactive Media & Services)	12

400	Kamigumi Co. Ltd. (Transportation Infrastructure)	9

200	Kaneka Corp. (Chemicals)	6

700	Kansai Paint Co. Ltd. (Chemicals)	16

1,900	Kao Corp. (Personal Products)	140

500	Kawasaki Heavy Industries Ltd. (Machinery)	11

6,600	KDDI Corp. (Wireless Telecommunication Services)	172

400	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	18

800	Keikyu Corp. (Road & Rail)	16

400	Keio Corp. (Road & Rail)	25

500	Keisei Electric Railway Co. Ltd. (Road & Rail)	21

400	Keyence Corp. (Electronic Equipment, Instruments & Components)	248

600	Kikkoman Corp. (Food Products)	29

700	Kintetsu Corp. (Road & Rail)	36

3,100	Kirin Holdings Co. Ltd. (Beverages)	66

200	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	15

1,100	Kobe Steel Ltd. (Metals & Mining)	6

3,500	Komatsu Ltd. (Machinery)	80

400	Konami Corp. (Entertainment)	19

2,100	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	15

100	Kose Corp. (Personal Products)	17

3,900	Kubota Corp. (Machinery)	59

1,200	Kuraray Co. Ltd. (Chemicals)	15

400	Kurita Water Industries Ltd. (Machinery)	11

1,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	74

900	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	17

1,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	13

600	Kyushu Railway Co. (Road & Rail)	19

200	Lawson, Inc. (Food & Staples Retailing)	10

800	Lion Corp. (Household Products)	16

1,600	M3, Inc. (Health Care Technology)	39

6,100	Marubeni Corp. (Trading Companies & Distributors)	40

700	Marui Group Co. Ltd. (Multiline Retail)	15

2,100	Mazda Motor Corp. (Automobiles)	19

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

300	McDonald’s Holdings Co. (Japan) Ltd. (Hotels, Restaurants & Leisure)	$15

3,200	Mebuki Financial Group, Inc. (Banks)	8

700	Medipal Holdings Corp. (Health Care Providers & Services)	16

500	MEIJI Holdings Co. Ltd. (Food Products)	36

300	Mercari, Inc. (Internet & Direct Marketing Retail) (a)	7

1,400	Minebea Co. Ltd. (Machinery)	22

1,100	MISUMI Group, Inc. (Machinery)	26

4,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	34

5,100	Mitsubishi Corp. (Trading Companies & Distributors)	126

6,900	Mitsubishi Electric Corp. (Electrical Equipment)	91

4,400	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	86

600	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	8

1,300	Mitsubishi Heavy Industries Ltd. (Machinery)	51

400	Mitsubishi Materials Corp. (Metals & Mining)	11

800	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	9

46,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	233

1,500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	9

6,300	Mitsui & Co. Ltd. (Trading Companies & Distributors)	103

700	Mitsui Chemicals, Inc. (Chemicals)	16

3,400	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	84

400	Mitsui O.S.K. Lines Ltd. (Marine)	10

89,900	Mizuho Financial Group, Inc. (Banks)	138

500	MonotaRO Co. Ltd. (Trading Companies & Distributors)	13

1,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	58

2,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	106

400	Nabtesco Corp. (Machinery)	12

700	Nagoya Railroad Co. Ltd. (Road & Rail)	21

1,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	42

900	NGK Insulators Ltd. (Machinery)	13

600	NGK Spark Plug Co. Ltd. (Auto Components)	11

300	NH Foods Ltd. (Food Products)	12

900	Nidec Corp. (Electrical Equipment)	122

1,200	Nikon Corp. (Household Durables)	15

400	Nintendo Co. Ltd. (Entertainment)	148

5	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	39

300	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	7

300	Nippon Express Co. Ltd. (Road & Rail)	15

600	Nippon Paint Holdings Co. Ltd. (Chemicals)	31

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

7	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	$19

2,900	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	39

2,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	114

600	Nippon Yusen Kabushiki Kaisha (Marine)	10

500	Nissan Chemical Industries Ltd. (Chemicals)	21

700	Nisshin Seifun Group, Inc. (Food Products)	13

300	Nissin Foods Holdings Co. Ltd. (Food Products)	22

300	Nitori Holdings Co. Ltd. (Specialty Retail)	44

600	Nitto Denko Corp. (Chemicals)	29

12,400	Nomura Holdings, Inc. (Capital Markets)	53

500	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	11

15	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	27

1,300	Nomura Research Institute Ltd. (IT Services)	26

1,300	NSK Ltd. (Machinery)	11

2,600	NTT Data Corp. (IT Services)	34

5,000	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	127

2,800	Obayashi Corp. (Construction & Engineering)	28

1,100	Odakyu Electric Railway Co. Ltd. (Road & Rail)	26

3,100	Oji Paper Co. Ltd. (Paper & Forest Products)	14

700	OMRON Corp. (Electronic Equipment, Instruments & Components)	38

1,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	25

200	Oracle Corp. Japan (Software)	17

800	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	121

5,000	ORIX Corp. (Diversified Financial Services)	74

1,400	Osaka Gas Co. Ltd. (Gas Utilities)	27

400	OTSUKA Corp. (IT Services)	16

1,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	56

8,300	Panasonic Corp. (Household Durables)	67

400	Park24 Co. Ltd. (Commercial Services & Supplies)	9

700	Persol Holdings Co. Ltd. (Professional Services)	13

3,100	Rakuten, Inc. (Internet & Direct Marketing Retail)	31

5,100	Recruit Holdings Co. Ltd. (Professional Services)	155

7,600	Resona Holdings, Inc. (Banks)	33

2,400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	22

100	Rinnai Corp. (Household Durables)	7

400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	31

200	Sankyo Co. Ltd. (Leisure Products)	7

1,400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	24

800	SECOM Co. Ltd. (Commercial Services & Supplies)	73

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

600	Sega Sammy Holdings, Inc. (Leisure Products)	$8

700	Seibu Holdings, Inc. (Industrial Conglomerates)	12

1,000	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	14

1,400	Sekisui Chemical Co. Ltd. (Household Durables)	22

2,300	Sekisui House Ltd. (Household Durables)	45

2,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	111

2,200	Seven Bank Ltd. (Banks)	6

500	SG Holdings Co. Ltd. (Air Freight & Logistics)	12

800	Sharp Corp. (Household Durables)	9

800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	20

300	Shimano, Inc. (Leisure Products)	45

2,100	Shimizu Corp. (Construction & Engineering)	19

1,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	150

600	Shinsei Bank Ltd. (Banks)	9

1,100	Shionogi & Co. Ltd. (Pharmaceuticals)	61

1,500	Shiseido Co. Ltd. (Personal Products)	120

500	Showa Denko KK (Chemicals)	13

6,300	Softbank Corp. (Wireless Telecommunication Services)	85

6,200	SoftBank Group Corp. (Wireless Telecommunication Services)	244

300	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	16

1,300	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	54

4,800	Sony Corp. (Household Durables)	281

500	Stanley Electric Co. Ltd. (Auto Components)	13

800	Start Today Co. Ltd. (Internet & Direct Marketing Retail)	18

6,300	Sumitomo Chemical Co. Ltd. (Chemicals)	28

4,500	Sumitomo Corp. (Trading Companies & Distributors)	70

2,700	Sumitomo Electric Industries Ltd. (Auto Components)	34

400	Sumitomo Heavy Industries Ltd. (Machinery)	12

900	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	28

5,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	170

1,300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	47

600	Sumitomo Rubber Industries Ltd. (Auto Components)	7

300	Sundrug Co. Ltd. (Food & Staples Retailing)	9

500	Suntory Beverage & Food Ltd. (Beverages)	21

300	SUZUKEN Co. Ltd. (Health Care Providers & Services)	15

600	Sysmex Corp. (Health Care Equipment & Supplies)	40

2,000	T&D Holdings, Inc. (Insurance)	21

600	Taiheiyo Cement Corp. (Construction Materials)	16

800	Taisei Corp. (Construction & Engineering)	31

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

200	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	$15

5,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	192

500	TDK Corp. (Electronic Equipment, Instruments & Components)	45

700	Teijin Ltd. (Chemicals)	13

2,400	Terumo Corp. (Health Care Equipment & Supplies)	77

2,000	The Chiba Bank Ltd. (Banks)	10

1,000	The Chugoku Electric Power Company, Inc. (Electric Utilities)	13

4,200	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	64

2,500	The Kansai Electric Power Co., Inc. (Electric Utilities)	28

1,700	The Shizuoka Bank Ltd. (Banks)	13

400	THK Co. Ltd. (Machinery)	10

700	Tobu Railway Co. Ltd. (Road & Rail)	23

400	Toho Co. Ltd. (Entertainment)	18

400	Toho Gas Co. Ltd. (Gas Utilities)	15

1,500	Tohoku Electric Power Co., Inc. (Electric Utilities)	15

2,400	Tokio Marine Holdings, Inc. (Insurance)	129

600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	114

2,200	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	14

1,600	Tokyo Gas Co. Ltd. (Gas Utilities)	40

1,900	Tokyu Corp. (Road & Rail)	36

1,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	18

5,200	Toray Industries, Inc. (Chemicals)	39

900	Tosoh Corp. (Chemicals)	12

600	TOTO Ltd. (Building Products)	22

500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	8

400	Toyo Suisan Kaisha Ltd. (Food Products)	16

200	Toyoda Gosei Co. Ltd. (Auto Components)	4

8,600	Toyota Motor Corp. (Automobiles)	575

900	Toyota Tsusho Corp. (Trading Companies & Distributors)	29

500	Trend Micro, Inc. (Software)	24

200	Tsuruha Holdings, Inc. (Food & Staples Retailing)	22

1,500	Unicharm Corp. (Household Products)	47

10	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	19

800	USS Co. Ltd. (Specialty Retail)	16

200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	10

600	West Japan Railway Co. (Road & Rail)	51

10,200	Yahoo Japan Corp. (Interactive Media & Services)	29

500	Yakult Honsha Co. Ltd. (Food Products)	28

2,300	Yamada Denki Co. Ltd. (Specialty Retail)	11

600	Yamaha Corp. (Leisure Products)	27

1,000	Yamaha Motor Co. Ltd. (Automobiles)	18

500	Yamazaki Baking Co. Ltd. (Food Products)	9

900	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	33

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

900	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	$16

		11,797

	Jersey — 0.12%

41,427	Glencore International PLC (Metals & Mining)	124

4,923	WPP PLC (Media)	62

		186

	Liberia — 0.05%

668	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	72

	Luxembourg — 0.04%

239	Millicom International Cellular SA (Wireless Telecommunication Services)	12

140	RTL Group (Media)	7

1,316	SES - FDR, Class - A (Media)	23

1,705	Tenaris SA (Energy Equipment & Services)	18

		60

	Netherlands — 1.48%

1,528	ABN AMRO Group N.V. (Banks) (b)	27

38	Adyen N.V. (IT Services) (a)(b)	25

6,690	AEGON N.V. (Insurance)	28

477	Aercap Holdings N.V. (Trading Companies & Distributors) (a)	26

2,193	Airbus Group N.V. (Aerospace & Defense)	286

854	Akzo Nobel N.V. (Chemicals)	76

1,599	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	397

3,754	CNH Industrial N.V. (Machinery)	38

454	Exor N.V. (Diversified Financial Services)	30

432	Heineken Holding N.V., Class - A (Beverages)	43

973	Heineken N.V. (Beverages)	105

14,644	ING Groep N.V. (Banks)	153

13,568	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	42

4,487	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	112

700	Koninklijke DSM N.V. (Chemicals)	84

3,482	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	161

253	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	13

1,115	LyondellBasell Industries N.V., Class - A (Chemicals)	101

1,207	NN Group N.V. (Insurance)	43

1,108	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	121

1,846	Prosus N.V. (Internet & Direct Marketing Retail) (a)	135

834	QIAGEN N.V. (Life Sciences Tools & Services) (a)	27

431	Randstad Holding N.V. (Professional Services)	21

2,561	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	49

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Netherlands (continued)

1,049	Wolters Kluwer N.V. (Professional Services)	$77

		2,220

	New Zealand — 0.08%

2,648	A2 Milk Co. Ltd. (Food Products) (a)	22

3,489	Auckland International Airport Ltd. (Transportation Infrastructure)	20

2,071	Fisher & Paykel Healthcare COR (Health Care Equipment & Supplies)	23

3,082	Fletcher Building Ltd. (Construction Materials)	10

4,627	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	15

1,444	Ryman Healthcare Ltd. (Health Care Providers & Services)	12

6,631	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	18

		120

	Norway — 0.22%

390	Aker BP ASA (Oil, Gas & Consumable Fuels)	10

3,610	DNB ASA (Banks)	64

3,857	Equinor ASA (Oil, Gas & Consumable Fuels)	73

722	Gjensidige Forsikring ASA (Insurance)	14

1,645	Marine Harvest ASA (Food Products)	38

4,856	Norsk Hydro ASA (Metals & Mining)	17

2,759	Orkla ASA (Food Products)	25

353	Schibsted ASA (Media)	10

2,866	Telenor ASA (Diversified Telecommunication Services)	58

642	Yara International ASA (Chemicals)	28

		337

	Papua New Guinea — 0.02%

4,952	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	24

	Portugal — 0.06%

10,361	EDP - Energias de Portugal SA (Electric Utilities)	41

1,810	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	27

909	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	15

		83

	Singapore — 0.43%

9,000	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	21

9,500	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	14

9,300	Capitaland Ltd. (Real Estate Management & Development)	24

9,300	CapitaMall Trust (Equity Real Estate Investment Trusts)	18

1,600	City Developments Ltd. (Real Estate Management & Development)	11

7,800	ComfortDelGro Corp. Ltd. (Road & Rail)	14

6,700	DBS Group Holdings Ltd. (Banks)	121

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Singapore (continued)

1,883	Flextronics International Ltd. (Electronic Equipment, Instruments & Components) (a)	$20

21,800	Genting Singapore PLC (Hotels, Restaurants & Leisure)	14

400	Jardine Cycle & Carriage Ltd. (Distributors)	9

5,300	Keppel Corp. Ltd. (Industrial Conglomerates)	23

12,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	94

2,400	SATS Ltd. (Transportation Infrastructure)	8

3,600	SembCorp Industries Ltd. (Industrial Conglomerates)	5

1,900	Singapore Airlines Ltd. (Airlines)	13

3,600	Singapore Exchange Ltd. (Capital Markets)	22

5,800	Singapore Press Holdings Ltd. (Media)	9

5,600	Singapore Tech Engineering (Aerospace & Defense)	16

30,900	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	68

6,800	Suntec REIT (Equity Real Estate Investment Trusts)	9

4,700	United Overseas Bank Ltd. (Banks)	87

1,700	United Overseas Land Ltd. (Real Estate Management & Development)	9

6,900	Wilmar International Ltd. (Food Products)	19

		648

	Spain — 1.00%

946	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	38

36	ACS Actividades de Construccion y Servicios SA (Construction & Engineering) (a)	1

253	Aena SME SA (Transportation Infrastructure) (b)	46

1,636	Amadeus IT Holding SA, A Shares (IT Services)	117

24,835	Banco Bilbao Vizcaya Argentaria SA (Banks)	129

20,321	Banco de Sabadell SA (Banks)	20

62,990	Banco Santander SA (Banks)	257

4,456	Bankia SA (Banks)	8

2,434	Bankinter SA (Banks)	15

12,960	CaixaBank SA (Banks)	34

701	Cellnex Telecom SA (Diversified Telecommunication Services) (b)	29

3,893	Corporacion Mapfre (Insurance)	10

819	Enagas (Oil, Gas & Consumable Fuels)	19

1,147	Endesa (Electric Utilities)	30

1,815	Ferrovial SA (Construction & Engineering)	53

861	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	12

1,234	Gas Natural SDG SA (Gas Utilities)	33

1,077	Grifols SA (Biotechnology)	32

22,955	Iberdrola SA (Electric Utilities)	238

4,071	Industria de Diseno Textil SA (Specialty Retail)	126

1,563	Red Electrica Corp. (Electric Utilities)	32

5,555	Repsol SA (Oil, Gas & Consumable Fuels)	87

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Spain (continued)

17,527	Telefonica SA (Diversified Telecommunication Services)	$134

		1,500

	Sweden — 0.80%

1,137	Alfa Laval AB (Machinery)	22

3,841	Assa Abloy AB, B Shares (Building Products)	86

2,518	Atlas Copco AB, A Shares (Machinery)	77

1,463	Atlas Copco AB, B Shares (Machinery)	40

988	Boliden AB (Metals & Mining)	23

815	Electrolux AB, B Shares (Household Durables)	20

2,380	Epiroc AB, Class - A (Machinery)	26

1,408	Epiroc AB, Class - B (Machinery)	15

2,275	Essity Aktiebolag, Class - B (Household Products)	66

3,181	Hennes & Mauritz AB, B Shares (Specialty Retail)	62

977	Hexagon AB (Electronic Equipment, Instruments & Components)	47

1,508	Husqvarna AB (Household Durables)	11

327	ICA Gruppen AB (Food & Staples Retailing)	15

603	Industrivarden AB, C Shares (Diversified Financial Services)	13

1,721	Investor AB, B Shares (Diversified Financial Services)	85

873	Kinnevik AB (Diversified Financial Services)	23

274	L E Lundbergforetagen AB (Diversified Financial Services)	10

821	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	25

4,234	Sandvik AB (Machinery)	66

1,131	Securitas AB, B Shares (Commercial Services & Supplies)	17

6,103	Skandinaviska Enskilda Banken AB, Class - A (Banks)	55

1,467	Skanska AB, B Shares (Construction & Engineering)	30

1,372	SKF AB, B Shares (Machinery)	23

5,743	Svenska Handelsbanken AB, A Shares (Banks)	54

3,396	Swedbank AB, A Shares (Banks)	49

1,803	Tele2 AB, B Shares (Wireless Telecommunication Services)	27

11,516	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	92

11,166	TeliaSonera AB (Diversified Telecommunication Services)	50

5,684	Volvo AB, B Shares (Machinery)	79

		1,208

	Switzerland — 3.53%

6,867	ABB Ltd., Registered Shares (Electrical Equipment)	135

571	Adecco SA, Registered Shares (Professional Services)	32

1,629	Alcon, Inc. (Health Care Equipment & Supplies) (a)	95

176	Baloise Holding AG, Registered Shares (Insurance)	32

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

8	Barry Callebaut AG (Food Products)	$17

4	Chocoladefabriken Lindt & Sprungil AG (Food Products)	30

1,722	Chubb Ltd. (Insurance)	278

719	Clariant AG (Chemicals)	14

725	Coca-Cola HBC AG (Beverages)	24

1,962	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	144

9,541	Credit Suisse Group AG (Capital Markets)	117

155	Dufry AG (Specialty Retail)	13

30	EMS-Chemie Holding AG, Registered Shares (Chemicals)	19

498	Garmin Ltd. (Household Durables)	42

139	Geberit AG (Building Products)	66

35	Givaudan SA (Chemicals)	97

808	Julius Baer Group Ltd. (Capital Markets)	36

195	Kuehne & Nagel International Ltd. (Marine)	29

1,826	LafargeHolcim Ltd., Registered Shares (Construction Materials)	90

284	Lonza Group AG (Life Sciences Tools & Services)	96

11,546	Nestle SA (Food Products)	1,252

8,070	Novartis AG, Registered Shares (Pharmaceuticals)	700

140	Pargesa Holding SA (Diversified Financial Services)	11

70	Partners Group Holding AG (Capital Markets)	54

2,641	Roche Holding AG (Pharmaceuticals)	769

148	Schindler Holding AG (Machinery)	33

72	Schindler Holding AG (Machinery)	16

21	SGS SA, Registered Shares (Professional Services)	52

489	Sika AG, Registered Shares (Chemicals)	72

208	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	48

38	Straumann Holding AG (Health Care Equipment & Supplies)	31

129	Swiss Life Holding AG (Insurance)	62

274	Swiss Prime Site AG (Real Estate Management & Development)	27

1,142	Swiss Re AG (Insurance)	119

97	Swisscom AG (Diversified Telecommunication Services)	48

1,300	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	121

244	Temenos Group AG (Software)	41

202	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	10

106	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	28

14,504	UBS Group AG (Capital Markets)	164

164	Vifor Pharma AG (Pharmaceuticals)	26

568	Zurich Financial Services AG (Insurance)	217

		5,307

	United Arab Emirates — 0.01%

339	NMC Health PLC (Health Care Providers & Services)	11

	United Kingdom — 5.84%

3,851	3i Group PLC (Capital Markets)	55

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

682	Admiral Group PLC (Insurance)	$18

6,189	Amcor PLC (Containers & Packaging)	60

3,990	Anglo American PLC (Metals & Mining)	92

1,424	Antofagasta PLC (Metals & Mining)	16

904	Aon PLC (Insurance)	175

968	Aptiv PLC (Auto Components)	85

1,707	Ashtead Group PLC (Trading Companies & Distributors)	48

1,336	Associated British Foods PLC (Food Products)	38

4,964	AstraZeneca PLC (Pharmaceuticals)	443

3,374	Auto Trader Group PLC (Interactive Media & Services) (b)	21

15,003	Aviva PLC (Insurance)	74

12,009	BAE Systems PLC (Aerospace & Defense)	84

64,787	Barclays PLC (Banks)	120

4,260	Barratt Developments PLC (Household Durables)	33

76,416	BP PLC (Oil, Gas & Consumable Fuels)	485

3,272	British Land Co. PLC (Equity Real Estate Investment Trusts)	24

31,634	BT Group PLC (Diversified Telecommunication Services)	69

1,215	Bunzl PLC (Trading Companies & Distributors)	32

1,543	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	41

600	Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	20

20,572	Centrica PLC (Multi-Utilities)	19

883	Coca-Cola European Partners PLC (Beverages)	49

5,963	Compass Group PLC (Hotels, Restaurants & Leisure)	154

464	Croda International PLC (Chemicals)	28

8,952	Diageo PLC (Beverages)	367

4,966	Direct Line Insurance Group PLC (Insurance)	18

931	easyJet PLC (Airlines)	13

870	Ferguson PLC (Trading Companies & Distributors)	63

798	Fresnillo PLC (Metals & Mining)	7

18,734	GlaxoSmithKline PLC (Pharmaceuticals)	402

1,371	Halma PLC (Electronic Equipment, Instruments & Components)	33

1,028	Hargreaves Lansdown PLC (Capital Markets)	26

76,017	HSBC Holdings PLC (Banks)	583

4,694	Informa PLC (Media)	49

649	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	41

605	Intertek Group PLC (Professional Services)	41

2,463	Investec PLC (Capital Markets)	13

13,083	ITV PLC (Media)	20

6,364	J Sainsbury PLC (Food & Staples Retailing)	17

2,461	John Wood Group PLC (Energy Equipment & Services)	11

699	Johnson Matthey PLC (Chemicals)	26

7,620	Kingfisher PLC (Specialty Retail)	19

2,543	Land Securities Group PLC (Equity Real Estate Investment Trusts)	27

22,355	Legal & General Group PLC (Insurance)	68

664	Liberty Global PLC, Class - A (Media) (a)	16

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

1,807	Liberty Global PLC, Class - C (Media) (a)	$43

2,047	Linde PLC (Chemicals)	397

268,470	Lloyds Banking Group PLC (Banks)	179

1,184	London Stock Exchange Group (Capital Markets)	106

8,536	Marks & Spencer Group PLC (Multiline Retail)	19

2,806	Meggitt PLC (Aerospace & Defense)	22

18,219	Melrose Industries PLC (Electrical Equipment)	45

2,584	Merlin Entertainments PLC (Hotels, Restaurants & Leisure) (b)	14

1,237	Micro Focus International PLC (Software)	17

1,787	Mondi PLC (Paper & Forest Products)	34

12,706	National Grid PLC (Multi-Utilities)	137

497	Next PLC (Multiline Retail)	38

1,641	Ocado Group PLC (Internet & Direct Marketing Retail) (a)	27

2,821	Pearson PLC (Media)	26

1,146	Persimmon PLC (Household Durables)	31

9,630	Prudential PLC (Insurance)	175

2,660	RecKitt Benckiser Group PLC (Household Products)	207

7,296	RELX PLC (Professional Services)	173

6,935	Rentokil Initial PLC (Commercial Services & Supplies)	40

4,268	Rio Tinto PLC (Metals & Mining)	220

6,426	Rolls-Royce Holdings PLC (Aerospace & Defense)	63

18,133	Royal Bank of Scotland Group PLC (Banks)	46

16,487	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	483

14,072	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	414

3,709	RSA Insurance Group PLC (Insurance)	24

448	Schroders PLC (Capital Markets)	17

4,104	SEGRO PLC (Equity Real Estate Investment Trusts)	40

593	Sensata Technologies Holding PLC (Electrical Equipment) (a)	30

856	Severn Trent PLC (Water Utilities)	23

3,280	Smith & Nephew PLC (Health Care Equipment & Supplies)	79

1,430	Smiths Group PLC (Industrial Conglomerates)	28

266	Spirax-Sarco Engineering PLC (Machinery)	26

3,875	SSE PLC (Electric Utilities)	59

1,912	St. James Place PLC (Capital Markets)	23

10,572	Standard Chartered PLC (Banks)	89

8,996	Standard Life Aberdeen PLC (Diversified Financial Services)	32

13,972	Taylor Wimpey PLC (Household Durables)	28

1,544	TechnipFMC PLC (Energy Equipment & Services)	38

36,372	Tesco PLC (Food & Staples Retailing)	108

536	The Berkeley Group Holdings PLC (Household Durables)	28

3,920	The Sage Group PLC (Software)	34

938	The Weir Group PLC (Machinery)	16

5,477	Unilever N.V (Personal Products)	329

4,170	Unilever PLC (Personal Products)	251

2,868	United Utilities Group PLC (Water Utilities)	29

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

100,448	Vodafone Group PLC (Wireless Telecommunication Services)	$200

651	Whitbread PLC (Hotels, Restaurants & Leisure)	34

8,553	William Morrison Supermarkets PLC (Food & Staples Retailing)	21

485	Willis Towers Watson PLC (Insurance)	94

		8,779

	United States — 55.97%

2,167	3M Co. (Industrial Conglomerates)	356

512	A.O. Smith Corp. (Building Products)	24

6,628	Abbott Laboratories (Health Care Equipment & Supplies)	554

5,555	AbbVie, Inc. (Biotechnology)	421

175	Abiomed, Inc. (Health Care Equipment & Supplies) (a)	31

2,397	Accenture PLC, Class - A (IT Services)	461

2,859	Activision Blizzard, Inc. (Entertainment)	151

145	Acuity Brands, Inc. (Electrical Equipment)	20

1,834	Adobe Systems, Inc. (Software) (a)	506

269	Advance Auto Parts, Inc. (Specialty Retail)	44

3,843	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) (a)	111

188	Affiliated Managers Group, Inc. (Capital Markets)	16

1,216	Agilent Technologies, Inc. (Life Sciences Tools & Services)	93

827	Air Products & Chemicals, Inc. (Chemicals)	183

646	Akamai Technologies, Inc. (IT Services) (a)	59

382	Albemarle Corp. (Chemicals)	27

424	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	65

285	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	52

172	Alliance Data Systems Corp. (IT Services)	22

886	Alliant Energy Corp. (Electric Utilities)	48

1,243	Allstate Corp. (Insurance)	135

1,454	Ally Financial, Inc. (Consumer Finance)	48

1,129	Alphabet, Inc., Class - A (Interactive Media & Services) (a)	1,379

1,182	Alphabet, Inc., Class - C (Interactive Media & Services) (a)	1,441

1,577	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	2,738

32	AMERCO, Inc. (Road & Rail)	12

921	Ameren Corp. (Multi-Utilities)	74

1,842	American Electric Power, Inc. (Electric Utilities)	173

2,669	American Express Co. (Consumer Finance)	316

274	American Financial Group, Inc. (Insurance)	30

3,245	American International Group, Inc. (Insurance)	181

1,661	American Tower Corp. (Equity Real Estate Investment Trusts)	366

683	American Water Works Co., Inc. (Water Utilities)	85

513	Ameriprise Financial, Inc. (Capital Markets)	75

591	AmerisourceBergen Corp. (Health Care Providers & Services)	49

2,312	Amgen, Inc. (Biotechnology)	447

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,119	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	$108

1,390	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	155

315	ANSYS, Inc. (Software) (a)	70

1,354	Apache Corp. (Oil, Gas & Consumable Fuels)	35

17,376	Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,892

3,548	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	177

924	Aramark (Hotels, Restaurants & Leisure)	40

2,146	Archer-Daniels-Midland Co. (Food Products)	88

1,576	Arconic, Inc. (Aerospace & Defense)	41

201	Arista Networks, Inc. (Communications Equipment) (a)	48

307	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components) (a)	23

694	Arthur J. Gallagher & Co. (Insurance)	62

223	Assurant, Inc. (Insurance)	28

27,513	AT&T, Inc. (Diversified Telecommunication Services)	1,041

439	Atmos Energy Corp. (Gas Utilities)	50

819	Autodesk, Inc. (Software) (a)	121

299	Autoliv, Inc. (Auto Components)	24

1,636	Automatic Data Processing, Inc. (IT Services)	264

520	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	112

317	Avery Dennison Corp. (Containers & Packaging)	36

1,064	AXA Equitable Holdings, Inc. (Diversified Financial Services)	24

761	Axalta Coating Systems Ltd. (Chemicals) (a)	23

2,405	Baker Hughes, Inc. (Energy Equipment & Services)	56

1,200	Ball Corp. (Containers & Packaging)	88

34,023	Bank of America Corp. (Banks)	992

3,215	Bank of New York Mellon Corp. (Capital Markets)	145

1,820	Baxter International, Inc. (Health Care Equipment & Supplies)	159

2,856	BB&T Corp. (Banks)	152

1,014	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	256

4,900	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services) (a)	1,019

941	Best Buy Co., Inc. (Specialty Retail)	65

734	Biogen Idec, Inc. (Biotechnology) (a)	171

672	BioMarin Pharmaceutical, Inc. (Biotechnology) (a)	45

443	BlackRock, Inc., Class - A (Capital Markets)	197

168	Booking Holdings, Inc. (Internet & Direct Marketing Retail) (a)	330

750	BorgWarner, Inc. (Auto Components)	27

585	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	76

6,145	Bristol-Myers Squibb Co. (Pharmaceuticals)	312

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

435	Broadridge Financial Solutions, Inc. (IT Services)	$54

1,155	Brown-Forman Corp., Class - B (Beverages)	73

244	Burlington Stores, Inc. (Specialty Retail) (a)	49

546	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	46

1,060	Cadence Design Systems, Inc. (Software) (a)	70

363	Camden Property Trust (Equity Real Estate Investment Trusts)	40

598	Campbell Soup Co. (Food Products)	28

1,176	Cardinal Health, Inc. (Health Care Providers & Services)	55

614	CarMax, Inc. (Specialty Retail) (a)	54

2,142	Caterpillar, Inc. (Machinery)	270

419	CBOE Holdings, Inc. (Capital Markets)	48

1,199	CBRE Group, Inc., Class - A (Real Estate Management & Development) (a)	64

450	CDK Global, Inc. (Software)	22

475	Celanese Corp., Series A (Chemicals)	58

2,650	Celgene Corp. (Biotechnology) (a)	263

1,550	Centene Corp. (Health Care Providers & Services) (a)	67

1,883	CenterPoint Energy, Inc. (Multi-Utilities)	57

3,678	CenturyLink, Inc. (Diversified Telecommunication Services)	46

1,241	Cerner Corp. (Health Care Technology)	85

869	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	55

7,182	Chevron Corp. (Oil, Gas & Consumable Fuels)	853

99	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	83

923	Church & Dwight Co., Inc. (Household Products)	69

1,427	Cigna Corp. (Health Care Providers & Services)	217

365	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	17

336	Cintas Corp. (Commercial Services & Supplies)	90

16,323	Cisco Systems, Inc. (Communications Equipment)	807

364	CIT Group, Inc. (Banks)	16

8,727	Citigroup, Inc. (Banks)	603

1,770	Citizens Financial Group, Inc. (Banks)	63

493	Citrix Systems, Inc. (Software)	48

1,346	CME Group, Inc. (Capital Markets)	284

1,064	CMS Energy Corp. (Multi-Utilities)	68

617	Cognex Corp. (Electronic Equipment, Instruments & Components)	30

2,151	Cognizant Technology Solutions Corp. (IT Services)	130

3,050	Colgate-Palmolive Co. (Household Products)	224

574	Comerica, Inc. (Banks)	38

1,822	ConAgra Foods, Inc. (Food Products)	56

4,248	ConocoPhillips (Oil, Gas & Consumable Fuels)	242

1,229	Consolidated Edison, Inc. (Multi-Utilities)	116

625	Constellation Brands, Inc., Class - A (Beverages)	130

773	Copart, Inc. (Commercial Services & Supplies) (a)	62

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

2,956	Corning, Inc. (Electronic Equipment, Instruments & Components)	$84

2,856	Corteva, Inc. (Chemicals)	80

1,653	Costco Wholesale Corp. (Food & Staples Retailing)	476

1,563	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	217

489	Crown Holdings, Inc. (Containers & Packaging) (a)	32

2,877	CSX Corp. (Road & Rail)	199

561	Cummins, Inc. (Machinery)	91

4,882	CVS Caremark Corp. (Health Care Providers & Services)	307

2,418	Danaher Corp. (Health Care Equipment & Supplies)	348

462	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	55

450	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	26

1,134	Deere & Co. (Machinery)	191

558	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals) (a)	29

690	Delta Air Lines, Inc. (Airlines)	40

874	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	47

1,746	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	42

342	Dexcom, Inc. (Health Care Equipment & Supplies) (a)	51

780	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	101

1,234	Discover Financial Services (Consumer Finance)	100

567	Discovery Communications, Inc., Class - A (Media) (a)	15

1,300	Discovery Communications, Inc., Class - C (Media) (a)	32

360	DocuSign, Inc. (Software) (a)	22

3,016	Dominion Resources, Inc. (Multi-Utilities)	244

147	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	36

570	Dover Corp. (Machinery)	57

2,860	Dow, Inc. (Chemicals)	136

668	Dropbox, Inc. (Software) (a)	13

687	DTE Energy Co. (Multi-Utilities)	91

2,737	Duke Energy Corp. (Electric Utilities)	262

1,348	Duke Realty Corp. (Equity Real Estate Investment Trusts)	46

2,826	DuPont de Nemours, Inc. (Chemicals)	201

969	DXC Technology Co. (IT Services)	29

889	E*Trade Financial Corp. (Capital Markets)	39

524	East West Bancorp, Inc. (Banks)	23

505	Eastman Chemical Co. (Chemicals)	37

3,253	eBay, Inc. (Internet & Direct Marketing Retail)	127

970	Ecolab, Inc. (Chemicals)	192

1,325	Edison International (Electric Utilities)	100

783	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	172

1,300	Elanco Animal Health, Inc. (Pharmaceuticals) (a)	35

1,124	Electronic Arts, Inc. (Entertainment) (a)	110

3,320	Eli Lilly & Co. (Pharmaceuticals)	371

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

713	Entergy Corp. (Electric Utilities)	$84

205	EPAM Systems, Inc. (IT Services) (a)	37

315	Equinix, Inc. (Equity Real Estate Investment Trusts)	182

1,388	Equity Residential (Equity Real Estate Investment Trusts)	120

92	Erie Indemnity Co., Class - A (Insurance)	17

246	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	80

1,192	Eversource Energy (Electric Utilities)	102

3,650	Exelon Corp. (Electric Utilities)	176

520	Expedia, Inc. (Internet & Direct Marketing Retail)	70

645	Expeditors International of Washington, Inc. (Air Freight & Logistics)	48

478	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	56

15,950	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,127

215	F5 Networks, Inc. (Communications Equipment) (a)	30

9,055	Facebook, Inc., Class - A (Interactive Media & Services) (a)	1,612

144	FactSet Research Systems, Inc. (Capital Markets)	35

2,146	Fastenal Co. (Trading Companies & Distributors)	70

281	Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	38

926	FedEx Corp. (Air Freight & Logistics)	135

2,304	Fidelity National Information Services, Inc. (IT Services)	306

3,101	Fifth Third Bancorp (Banks)	85

628	First Republic Bank (Banks)	61

2,032	FirstEnergy Corp. (Electric Utilities)	98

2,157	Fiserv, Inc. (IT Services) (a)	223

489	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	26

558	Flowserve Corp. (Machinery)	26

504	Fluor Corp. (Construction & Engineering)	10

478	FMC Corp. (Chemicals)	42

582	Fortinet, Inc. (Software) (a)	45

1,129	Fortive Corp. (Machinery)	77

508	Fortune Brands Home & Security, Inc. (Building Products)	28

1,233	Franklin Resources, Inc. (Capital Markets)	36

934	Gap, Inc. (Specialty Retail)	16

338	Gartner Group, Inc. (IT Services) (a)	48

923	General Dynamics Corp. (Aerospace & Defense)	169

32,774	General Electric Co. (Industrial Conglomerates)	293

2,235	General Mills, Inc. (Food Products)	123

548	Genuine Parts Co. (Distributors)	54

4,778	Gilead Sciences, Inc. (Biotechnology)	303

383	Globe Life, Inc. (Insurance)	37

1,234	Goldman Sachs Group, Inc. (Capital Markets)	256

328	GrubHub, Inc. (Internet & Direct Marketing Retail) (a)	18

889	H&R Block, Inc. (Diversified Consumer Services)	21

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

3,301	Halliburton Co. (Energy Equipment & Services)	$62

1,305	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	20

695	Harley-Davidson, Inc. (Automobiles)	25

1,355	Hartford Financial Services Group, Inc. (Insurance)	82

449	Hasbro, Inc. (Leisure Products)	53

1,030	HCA Holdings, Inc. (Health Care Providers & Services)	124

1,792	HCP, Inc. (Equity Real Estate Investment Trusts)	64

644	HD Supply Holdings, Inc. (Trading Companies & Distributors) (a)	25

154	HEICO Corp. (Aerospace & Defense)	19

273	HEICO Corp., Class - A (Aerospace & Defense)	27

607	Henry Schein, Inc. (Health Care Providers & Services) (a)	39

569	Hershey Co. (Food Products)	88

1,024	Hess Corp. (Oil, Gas & Consumable Fuels)	62

5,295	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	80

1,045	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	97

624	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	33

1,005	Hologic, Inc. (Health Care Equipment & Supplies) (a)	51

2,736	Honeywell International, Inc. (Industrial Conglomerates)	464

1,104	Hormel Foods Corp. (Food Products)	48

2,778	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	48

5,787	HP, Inc. (Technology Hardware, Storage & Peripherals)	109

507	Humana, Inc. (Health Care Providers & Services)	130

314	Hunt (JB) Transportation Services, Inc. (Road & Rail)	35

3,924	Huntington Bancshares, Inc. (Banks)	56

149	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	32

284	IDEX Corp. (Machinery)	47

323	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	88

1,224	Illinois Tool Works, Inc. (Machinery)	192

548	Illumina, Inc. (Life Sciences Tools & Services) (a)	167

241	Ingredion, Inc. (Food Products)	20

16,831	Intel Corp. (Semiconductors & Semiconductor Equipment)	868

2,121	Intercontinental Exchange Group, Inc. (Capital Markets)	196

3,334	International Business Machines Corp. (IT Services)	485

380	International Flavors & Fragrances, Inc. (Chemicals)	47

1,416	International Paper Co. (Containers & Packaging)	59

974	Intuit, Inc. (Software)	259

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

500	Ionis Pharmaceuticals, Inc. (Biotechnology) (a)	$30

631	IQVIA Holdings, Inc. (Life Sciences Tools & Services) (a)	94

1,035	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	34

289	Jack Henry & Associates, Inc. (IT Services)	42

504	Jacobs Engineering Group, Inc. (Construction & Engineering)	46

238	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	30

10,007	Johnson & Johnson (Pharmaceuticals)	1,295

3,003	Johnson Controls International PLC (Building Products)	132

211	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	29

12,203	JPMorgan Chase & Co. (Banks)	1,437

1,256	Juniper Networks, Inc. (Communications Equipment)	31

377	Kansas City Southern (Road & Rail)	50

959	Kellogg Co. (Food Products)	62

3,781	KeyCorp (Banks)	67

706	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components) (a)	69

1,285	Kimberly-Clark Corp. (Household Products)	183

1,522	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	32

7,610	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	157

1,835	KKR & Co., Inc., Class - A (Capital Markets)	49

607	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	97

468	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	17

686	Kohl’s Corp. (Multiline Retail)	34

844	L Brands, Inc. (Specialty Retail)	17

834	L3Harris Technologies, Inc. (Aerospace & Defense)	174

370	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	62

573	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	132

529	Lamb Weston Holding, Inc. (Food Products)	38

1,318	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	76

473	Leggett & Platt, Inc. (Household Durables)	19

501	Leidos Holdings, Inc. (IT Services)	43

1,071	Lennar Corp., Class - A (Household Durables)	60

130	Lennox International, Inc. (Building Products)	32

401	Liberty Broadband, Class - C (Media) (a)	42

584	Liberty Property Trust (Equity Real Estate Investment Trusts)	30

738	Lincoln National Corp. (Insurance)	45

555	Live Nation Entertainment, Inc. (Entertainment) (a)	37

1,141	LKQ Corp. (Distributors) (a)	36

957	Lockheed Martin Corp. (Aerospace & Defense)	373

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,012	Loews Corp. (Insurance)	$52

2,980	Lowe’s Companies, Inc. (Specialty Retail)	328

505	M&T Bank Corp. (Banks)	80

1,111	Macy’s, Inc. (Multiline Retail)	17

218	ManpowerGroup, Inc. (Professional Services)	18

3,276	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	40

2,521	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	153

142	MarketAxess Holdings, Inc. (Capital Markets)	47

1,084	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	135

1,921	Marsh & McLennan Companies, Inc. (Insurance)	192

234	Martin Marietta Materials, Inc. (Construction Materials)	64

1,101	Masco Corp. (Building Products)	46

3,427	MasterCard, Inc., Class - A (IT Services)	931

1,022	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	59

473	McCormick & Company, Inc. (Food Products)	74

2,870	McDonald’s Corp. (Hotels, Restaurants & Leisure)	617

167	MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	92

9,677	Merck & Co., Inc. (Pharmaceuticals)	815

94	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	66

1,914	MGM Resorts International (Hotels, Restaurants & Leisure)	53

896	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	83

4,192	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	180

27,430	Microsoft Corp. (Software)	3,813

428	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	56

222	Mohawk Industries, Inc. (Household Durables) (a)	28

712	Molson Coors Brewing Co., Class - B (Beverages)	41

5,415	Mondelez International, Inc., Class - A (Food Products)	300

145	MongoDB, Inc. (IT Services) (a)	17

643	Moody’s Corp. (Capital Markets)	132

4,777	Morgan Stanley (Capital Markets)	204

615	Motorola Solutions, Inc. (Communications Equipment)	105

1,385	National Oilwell Varco, Inc. (Energy Equipment & Services)	29

625	Nektar Therapeutics (Pharmaceuticals) (a)	11

926	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	49

1,602	Newell Rubbermaid, Inc. (Household Durables)	30

3,065	Newmont Mining Corp. (Metals & Mining)	117

1,800	NextEra Energy, Inc. (Electric Utilities)	419

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,284	Nielsen Holdings PLC (Professional Services)	$27

4,724	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	443

1,399	NiSource, Inc. (Multi-Utilities)	42

1,746	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	39

550	Nordstrom, Inc. (Multiline Retail)	19

996	Norfolk Southern Corp. (Road & Rail)	179

776	Northern Trust Corp. (Capital Markets)	72

607	Northrop Grumman Corp. (Aerospace & Defense)	227

786	Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure) (a)	41

1,144	Nucor Corp. (Metals & Mining)	58

2,174	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	378

13	NVR, Inc. (Household Durables) (a)	48

3,363	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	150

722	OGE Energy Corp. (Electric Utilities)	33

399	Okta, Inc. (IT Services) (a)	39

235	Old Dominion Freight Line, Inc. (Road & Rail)	40

808	Omnicom Group, Inc. (Media)	64

1,479	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment) (a)	28

1,545	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	114

9,326	Oracle Corp. (Software)	512

396	Owens Corning, Inc. (Building Products)	25

1,304	PACCAR, Inc. (Machinery)	91

482	Parker Hannifin Corp. (Machinery)	87

1,012	Parsley Energy, Inc., Class - A (Oil, Gas & Consumable Fuels)	17

1,213	Paychex, Inc. (IT Services)	100

186	PAYCOM Software, Inc. (Software) (a)	39

4,194	PayPal Holdings, Inc. (IT Services) (a)	434

1,434	People’s United Financial, Inc. (Banks)	22

5,269	PepsiCo, Inc. (Beverages)	722

400	PerkinElmer, Inc. (Life Sciences Tools & Services)	34

466	Perrigo Co. PLC (Pharmaceuticals)	26

1,704	Phillips 66 (Oil, Gas & Consumable Fuels)	174

421	Pinnacle West Capital Corp. (Electric Utilities)	41

632	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	79

1,703	PNC Financial Services Group, Inc. (Banks)	239

885	PPG Industries, Inc. (Chemicals)	105

2,764	PPL Corp. (Electric Utilities)	87

1,045	Principal Financial Group, Inc. (Insurance)	60

2,371	Prologis, Inc. (Equity Real Estate Investment Trusts)	202

1,528	Prudential Financial, Inc. (Insurance)	137

407	PTC, Inc. (Software) (a)	28

1,894	Public Service Enterprise Group, Inc. (Multi-Utilities)	118

950	PulteGroup, Inc. (Household Durables)	35

273	PVH Corp. (Textiles, Apparel & Luxury Goods)	24

444	Qorvo, Inc. (Semiconductors & Semiconductor Equipment) (a)	33

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

504	Quest Diagnostics, Inc. (Health Care Providers & Services)	$54

190	Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	18

458	Raymond James Financial, Inc. (Capital Markets)	38

1,053	Raytheon Co. (Aerospace & Defense)	207

1,184	Realty Income Corp. (Equity Real Estate Investment Trusts)	91

627	Regency Centers Corp. (Equity Real Estate Investment Trusts)	44

3,801	Regions Financial Corp. (Banks)	60

227	Reinsurance Group of America (Insurance)	36

537	ResMed, Inc. (Health Care Equipment & Supplies)	73

494	Robert Half International, Inc. (Professional Services)	27

444	Rockwell Automation, Inc. (Electrical Equipment)	73

349	Roku, Inc. (Household Durables) (a)	36

532	Rollins, Inc. (Commercial Services & Supplies)	18

388	Roper Industries, Inc. (Industrial Conglomerates)	138

1,385	Ross Stores, Inc. (Specialty Retail)	152

926	S&P Global, Inc. (Capital Markets)	227

995	Sabre Corp. (IT Services)	22

3,142	Salesforce.com, Inc. (Software) (a)	466

356	Sarepta Therapeutics, Inc. (Biotechnology) (a)	27

422	SBA Communications Corp. (Equity Real Estate Investment Trusts)	102

5,168	Schlumberger Ltd. (Energy Equipment & Services)	177

916	Seagate Technology Holdings, Inc. (Technology Hardware, Storage & Peripherals)	49

562	Sealed Air Corp. (Containers & Packaging)	23

1,025	Sempra Energy (Multi-Utilities)	151

693	ServiceNow, Inc. (Software) (a)	176

199	Signature Bank (Banks)	24

1,153	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	179

5,988	Sirius XM Holdings, Inc. (Media)	37

648	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	51

302	SL Green Realty Corp. (Equity Real Estate Investment Trusts)	25

2,650	Snap, Inc., Class - A (Interactive Media & Services) (a)	42

227	Snap-on, Inc. (Machinery)	36

581	Southwest Airlines Co. (Airlines)	31

381	Spirit Aerosystems Holdings, Inc., Class - A (Aerospace & Defense)	31

563	Splunk, Inc. (Software) (a)	66

2,946	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	18

1,262	Square, Inc., Class - A (IT Services) (a)	78

854	SS&C Technologies Holdings, Inc. (Software)	44

580	Stanley Black & Decker, Inc. (Machinery)	84

4,621	Starbucks Corp. (Hotels, Restaurants & Leisure)	409

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,453	State Street Corp. (Capital Markets)	$86

809	Steel Dynamics, Inc. (Metals & Mining)	24

1,664	SunTrust Banks, Inc. (Banks)	114

190	SVB Financial Group (Banks) (a)	40

2,309	Symantec Corp. (Software)	55

562	Synopsys, Inc. (Software) (a)	77

1,834	Sysco Corp. (Food & Staples Retailing)	146

899	T. Rowe Price Group, Inc. (Capital Markets)	103

422	Take-Two Interactive Software, Inc. (Entertainment) (a)	53

1,172	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	31

871	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	35

1,948	Target Corp. (Multiline Retail)	208

1,102	TD Ameritrade Holding Corp. (Capital Markets)	51

173	Teleflex, Inc. (Health Care Equipment & Supplies)	59

486	Tesla Motors, Inc. (Automobiles) (a)	117

3,528	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	457

847	Textron, Inc. (Aerospace & Defense)	41

2,651	The AES Corp. (Independent Power and Renewable Electricity Producers)	43

2,009	The Boeing Co. (Aerospace & Defense)	765

4,516	The Charles Schwab Corp. (Capital Markets)	189

478	The Clorox Co. (Household Products)	73

15,233	The Coca-Cola Co. (Beverages)	829

185	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	55

824	The Estee Lauder Companies, Inc., Class - A (Personal Products)	164

4,189	The Home Depot, Inc. (Specialty Retail)	971

1,390	The Interpublic Group of Companies, Inc. (Media)	30

427	The J.M. Smucker Co. (Food Products)	47

2,536	The Kraft Heinz Co. (Food Products)	71

3,076	The Kroger Co. (Food & Staples Retailing)	79

408	The Macerich Co. (Equity Real Estate Investment Trusts)	13

201	The Middleby Corp. (Machinery) (a)	23

1,323	The Mosaic Co. (Chemicals)	27

435	The Nasdaq OMX Group, Inc. (Capital Markets)	43

9,456	The Procter & Gamble Co. (Household Products)	1,176

2,179	The Progressive Corp. (Insurance)	168

312	The Sherwin-Williams Co. (Chemicals)	172

3,909	The Southern Co. (Electric Utilities)	241

4,592	The TJX Companies, Inc. (Specialty Retail)	256

984	The Travelers Companies, Inc. (Insurance)	146

6,785	The Walt Disney Co. (Entertainment)	884

4,536	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	109

1,503	Thermo Electron Corp. (Life Sciences Tools & Services)	438

396	Tiffany & Co. (Specialty Retail)	37

1,296	T-Mobile USA, Inc. (Wireless Telecommunication Services) (a)	102

453	Tractor Supply Co. (Specialty Retail)	41

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

179	TransDigm Group, Inc. (Aerospace & Defense)	$93

702	TransUnion Holding Company, Inc. (Professional Services)	57

908	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	35

385	TripAdvisor, Inc. (Interactive Media & Services) (a)	15

418	Twilio, Inc., Class - A (IT Services) (a)	46

2,737	Twitter, Inc. (Interactive Media & Services) (a)	113

1,130	Tyson Foods, Inc., Class - A (Food Products)	97

5,687	U.S. Bancorp (Banks)	315

667	Uber Technologies, Inc. (Road & Rail) (a)	20

1,055	UDR, Inc. (Equity Real Estate Investment Trusts)	51

773	UGI Corp. (Gas Utilities)	39

204	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	51

678	Under Armour, Inc., Class - A (Textiles, Apparel & Luxury Goods) (a)	14

695	Under Armour, Inc., Class - C (Textiles, Apparel & Luxury Goods) (a)	13

2,684	Union Pacific Corp. (Road & Rail)	436

2,621	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	314

287	United Rentals, Inc. (Trading Companies & Distributors) (a)	36

3,079	United Technologies Corp. (Aerospace & Defense)	420

3,574	UnitedHealth Group, Inc. (Health Care Providers & Services)	776

1,261	V.F. Corp. (Textiles, Apparel & Luxury Goods)	112

146	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	33

1,564	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	133

341	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	41

473	Veeva Systems, Inc. (Health Care Technology) (a)	72

1,339	Ventas, Inc. (Equity Real Estate Investment Trusts)	98

407	VeriSign, Inc. (IT Services) (a)	77

15,593	Verizon Communications, Inc. (Diversified Telecommunication Services)	941

595	Versik Analytics, Inc., Class - A (Professional Services)	95

963	Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	163

1,277	Viacom, Inc., Class - B (Entertainment)	31

6,539	Visa, Inc., Class - A (IT Services)	1,126

310	VMware, Inc., Class - A (Software)	47

644	Vornado Realty Trust (Equity Real Estate Investment Trusts)	41

527	Voya Financial, Inc. (Diversified Financial Services)	29

495	Vulcan Materials Co. (Construction Materials)	75

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

188	W.W. Grainger, Inc. (Trading Companies & Distributors)	$56

185	WABCO Holdings, Inc. (Machinery) (a)	25

676	Wabtec Corp. (Machinery)	49

2,996	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	166

5,391	Wal-Mart Stores, Inc. (Food & Staples Retailing)	640

1,597	Waste Management, Inc. (Commercial Services & Supplies)	184

258	Waters Corp. (Life Sciences Tools & Services) (a)	58

216	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail) (a)	24

1,184	WEC Energy Group, Inc. (Multi-Utilities)	113

1,517	Welltower, Inc. (Equity Real Estate Investment Trusts)	138

1,574	Western Union Co. (IT Services)	36

923	WestRock Co. (Containers & Packaging)	34

2,794	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	77

230	Whirlpool Corp. (Household Durables)	36

605	Workday, Inc., Class - A (Software) (a)	103

638	WP Carey, Inc. (Equity Real Estate Investment Trusts)	57

1,927	Xcel Energy, Inc. (Electric Utilities)	125

868	Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	26

958	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	92

675	Xylem, Inc. (Machinery)	54

1,159	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	131

202	Zebra Technologies Corp., Class - A (Electronic Equipment, Instruments & Components) (a)	42

672	Zions Bancorp (Banks)	30

1,800	Zoetis, Inc. (Pharmaceuticals)	224

		84,064

	Total Common Stocks	141,675

	Preferred Stocks — 0.06%

	Germany — 0.06%

201	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	11

251	Fuchs Petrolub AG — Preferred (Chemicals)	9

668	Henkel AG & Co. KGaA — Preferred (Household Products)	67

	Total Preferred Stocks	87

	Right — 0.00%

	Australia — 0.00%

112	Harvey Norman Holdings Ltd. (Multiline Retail) (a)	—

	Total Right	—

Shares	Security Description	Value (000)

	Investment Company — 4.99%

7,491,873	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (c)	$7,492

	Total Investment Company	7,492

	Total Investments (cost $141,012) — 99.36%	149,254

	Other assets in excess of liabilities — 0.64%	961

	Net Assets — 100.00%	$150,215

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	94.31%	—	94.31%
Preferred Stocks	0.06%	—	0.06%
Right	0.00%	—	0.00%
Investment Company	0.08%	4.91%	4.99%
Other Assets (Liabilities)	0.12%	0.52%	0.64%

Total Net Assets	94.57%	5.43%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	31	12/20/19	$4,617	$(55)
MSCI EAFE Index Future	32	12/20/19	3,037	(19)

			$7,654	$(74)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(74)

	Total Net Unrealized Appreciation/(Depreciation)			$(74)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 99.36%

	Australia — 2.53%

929	AGL Energy Ltd. (Multi-Utilities)	$12

3,121	Alumina Ltd. (Metals & Mining)	5

4,355	AMP Ltd. (Diversified Financial Services)	6

1,672	APA Group (Gas Utilities)	13

812	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	17

274	ASX Ltd. (Capital Markets)	15

2,899	Aurizon Holdings Ltd. (Road & Rail)	12

2,299	AusNet Services (Electric Utilities)	3

3,976	Australia & New Zealand Banking Group Ltd. (Banks)	77

506	Bank of Queensland Ltd. (Banks)	3

726	Bendigo & Adelaide Bank Ltd. (Banks)	6

4,200	BHP Billiton Ltd. (Metals & Mining)	104

3,015	BHP Group PLC (Metals & Mining)	64

791	BlueScope Steel Ltd. (Metals & Mining)	6

1,738	Boral Ltd. (Construction Materials)	6

2,249	Brambles Ltd. (Commercial Services & Supplies)	17

369	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	7

693	Challenger Ltd. (Diversified Financial Services)	3

123	CIMIC Group Ltd. (Construction & Engineering)	3

670	Coca-Cola Amatil Ltd. (Beverages)	5

82	Cochlear Ltd. (Health Care Equipment & Supplies)	12

1,604	Coles Group Ltd. (Food & Staples Retailing)	17

2,524	Commonwealth Bank of Australia (Banks)	137

718	Computershare Ltd. (IT Services)	8

469	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	4

1,545	Dexus Property Group (Equity Real Estate Investment Trusts)	12

70	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	2

2,162	Fortescue Metals Group Ltd. (Metals & Mining)	13

2,302	Goodman Group (Equity Real Estate Investment Trusts)	23

2,746	GPT Group (Equity Real Estate Investment Trusts)	11

668	Harvey Norman Holdings Ltd. (Multiline Retail)	2

2,022	Incitec Pivot Ltd. (Chemicals)	5

3,263	Insurance Australia Group Ltd. (Insurance)	18

829	Lend Lease Group Ltd. (Real Estate Management & Development)	10

455	Macquarie Group Ltd. (Capital Markets)	41

156	Magellan Financial Group Ltd. (Capital Markets)	5

3,915	Medibank Private Ltd. (Insurance)	9

5,538	Mirvac Group (Equity Real Estate Investment Trusts)	11

3,965	National Australia Bank Ltd. (Banks)	79

1,084	Newcrest Mining Ltd. (Metals & Mining)	25

559	Orica Ltd. (Chemicals)	8

2,493	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	13

1,879	QBE Insurance Group Ltd. (Insurance)	16

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Australia (continued)

66	REA Group Ltd. (Interactive Media & Services)	$5

523	Rio Tinto Ltd. (Metals & Mining)	33

2,509	Santos Ltd. (Oil, Gas & Consumable Fuels)	13

7,504	Scentre Group (Equity Real Estate Investment Trusts)	21

492	Seek Ltd. (Professional Services)	7

638	Sonic Healthcare Ltd. (Health Care Providers & Services)	12

7,513	South32 Ltd. (Metals & Mining)	13

3,417	Stockland Trust Group (Equity Real Estate Investment Trusts)	10

1,782	Suncorp Group Ltd. (Insurance) (a)	16

1,620	Sydney Airport (Transportation Infrastructure)	9

2,868	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	9

6,212	Telstra Corp. Ltd. (Diversified Telecommunication Services)	15

467	TPG Telecom Ltd. (Diversified Telecommunication Services)	2

3,764	Transurban Group (Transportation Infrastructure)	37

1,020	Treasury Wine Estates Ltd. (Beverages)	13

4,776	Vicinity Centres (Equity Real Estate Investment Trusts)	8

150	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	2

1,595	Wesfarmers Ltd. (Food & Staples Retailing)	42

4,919	Westpac Banking Corp. (Banks)	98

1,318	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	29

1,770	Woolworths Ltd. (Food & Staples Retailing)	44

406	WorleyParsons Ltd. (Energy Equipment & Services)	4

		1,307

	Austria — 0.08%

91	ANDRITZ AG (Machinery)	4

425	Erste Group Bank AG (Banks)	14

198	OMV AG (Oil, Gas & Consumable Fuels)	11

187	Raiffeisen Bank International AG (Banks)	4

86	Verbund AG (Electric Utilities)	5

146	Voestalpine AG (Metals & Mining)	3

		41

	Belgium — 0.39%

258	Ageas (Insurance)	14

1,087	Anheuser-Busch InBev N.V. (Beverages)	103

225	Belgacom SA (Diversified Telecommunication Services)	7

73	Colruyt SA (Food & Staples Retailing)	4

114	Groupe Bruxelles Lambert SA (Diversified Financial Services)	11

352	KBC Groep N.V. (Banks)	23

105	Solvay SA (Chemicals)	11

59	Telenet Group Holding N.V. (Media)	3

174	UCB SA (Pharmaceuticals)	13

289	Umicore SA (Chemicals)	11

		200

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Bermuda — 0.27%

567	Arch Capital Group Ltd. (Insurance) (a)	$23

230	Athene Holding Ltd. (Insurance) (a)	10

207	Bunge Ltd. (Food Products)	12

58	Everest Re Group Ltd. (Insurance)	15

534	IHS Markit Ltd. (Professional Services) (a)	35

563	Invesco Ltd. (Capital Markets)	10

881	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	22

60	RenaissanceRe Holdings Ltd. (Insurance)	12

1,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	3

		142

	Canada — 3.98%

300	Agnico-Eagle Mines Ltd. (Metals & Mining)	16

200	Air Canada (Airlines) (a)	7

1,200	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	37

400	AltaGas Ltd. (Gas Utilities)	6

100	Atco Ltd. (Multi-Utilities)	4

1,000	Aurora Cannabis, Inc. (Pharmaceuticals) ^(a)	4

919	Bank of Montreal (Banks)	68

1,772	Bank of Nova Scotia (Banks)	100

2,500	Barrick Gold Corp. (Metals & Mining)	43

200	BCE, Inc. (Diversified Telecommunication Services)	10

700	Blackberry Ltd. (Software) (a)	4

2,700	Bombardier, Inc. (Aerospace & Defense) (a)	4

1,200	Brookfield Asset Management, Inc. (Capital Markets)	64

600	Cameco Corp. (Oil, Gas & Consumable Fuels)	6

600	Canadian Imperial Bank of Commerce (Banks)	50

1,029	Canadian National Railway Co. (Road & Rail)	93

1,700	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	45

200	Canadian Pacific Railway Ltd. (Road & Rail)	44

100	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	11

200	Canadian Utilities Ltd., Class - A (Multi-Utilities)	6

300	Canopy Growth Corp. (Pharmaceuticals) ^(a)	7

200	CCL Industries, Inc., Class - B (Containers & Packaging)	8

1,500	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	14

300	CGI, Inc. (IT Services) (a)	24

300	Ci Financial Corp. (Capital Markets)	4

26	Constellation Software, Inc. (Software)	26

300	Cronos Group, Inc. (Pharmaceuticals) ^(a)	3

400	Dollarama, Inc. (Multiline Retail)	15

300	Emera, Inc. (Electric Utilities)	13

200	Empire Co. Ltd. (Food & Staples Retailing)	5

2,895	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	102

2,100	Encana Corp. (Oil, Gas & Consumable Fuels)	10

36	Fairfax Financial Holdings Ltd. (Insurance)	16

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

300	First Capital Realty, Inc. (Real Estate Management & Development)	$5

900	First Quantum Minerals Ltd. (Metals & Mining)	8

650	Fortis, Inc. (Electric Utilities)	28

239	Franco-Nevada Corp. (Metals & Mining)	22

300	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	11

400	Great-West Lifeco, Inc. (Insurance)	10

200	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3

500	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	4

500	Hydro One Ltd. (Electric Utilities) (b)	9

138	iA Financial Corp., Inc. (Insurance)	6

100	IGM Financial, Inc. (Capital Markets)	3

349	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	9

200	Intact Financial Corp. (Insurance)	20

600	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	11

300	Keyera Corp. (Oil, Gas & Consumable Fuels)	7

1,800	Kinross Gold Corp. (Metals & Mining) (a)	8

300	Kirkland Lake Gold Ltd. (Metals & Mining)	13

237	Loblaw Companies Ltd. (Food & Staples Retailing)	14

159	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	30

1,000	Lundin Mining Corp. (Metals & Mining)	5

400	Magna Internationl (Auto Components)	21

2,800	Manulife Financial Corp. (Insurance)	52

100	Methanex Corp. (Chemicals)	4

400	Metro, Inc. (Food & Staples Retailing)	18

430	National Bank of Canada (Banks)	21

800	Nutrien Ltd. (Chemicals)	39

100	Onex Corp. (Diversified Financial Services)	6

345	Open Text Corp. (Software)	14

752	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	28

400	Power Corp. of Canada (Insurance)	9

400	Power Financial Corp. (Insurance)	9

300	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	4

300	Quebecor, Inc. (Media)	7

300	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	22

200	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	5

500	Rogers Communications, Inc. (Wireless Telecommunication Services)	24

2,041	Royal Bank of Canada (Banks)	165

300	Saputo, Inc. (Food Products)	9

700	Shaw Communications, Inc., Class - B (Media)	14

126	Shopify, Inc. (IT Services) (a)	39

100	Smartcentres Real Estate INV (Equity Real Estate Investment Trusts)	2

300	SNC-Lavalin Group, Inc. (Construction & Engineering)	4

300	Stars Group, Inc. (The) (Hotels, Restaurants & Leisure) (a)	4

800	Sun Life Financial, Inc. (Insurance)	36

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

2,200	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	$69

1,300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	67

700	Teck Cominco Ltd., Class - B (Metals & Mining)	11

300	TELUS Corp. (Diversified Telecommunication Services)	10

300	Thomson Reuters Corp. (Professional Services)	20

2,548	Toronto-Dominion Bank (Banks)	148

400	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	4

200	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels) ^	3

400	Waste Connections, Inc. (Commercial Services & Supplies)	37

100	West Fraser Timber Co. Ltd. (Paper & Forest Products)	4

100	Weston (George) Ltd. (Food & Staples Retailing)	8

600	Wheaton Precious Metals Corp. (Metals & Mining)	16

134	WSP Global, Inc. (Construction & Engineering)	8

		2,056

	China — 0.03%

300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	16

	Denmark — 0.37%

5	A.P. Moller - Maersk A/S, Class - A (Marine)	5

9	A.P. Moller - Maersk A/S, Class - B (Marine)	11

151	Carlsberg A/S, Class - B (Beverages)	22

149	Christian Hansen Holding A/S (Chemicals)	13

168	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	20

950	Danske Bank A/S (Banks)	13

143	Demant A/S (Health Care Equipment & Supplies) (a)	4

306	DSV A/S (Road & Rail)	29

234	ISS A/S (Commercial Services & Supplies)	6

310	Novozymes A/S, B Shares (Chemicals)	13

266	Orsted A/S (Electric Utilities) (b)	25

156	Pandora A/S (Textiles, Apparel & Luxury Goods)	6

168	Tryg A/S (Insurance)	5

275	Vestas Wind Systems A/S (Electrical Equipment)	21

		193

	Finland — 0.43%

202	Elisa Oyj (Diversified Telecommunication Services)	10

629	Fortum Oyj (Electric Utilities)	15

477	Kone Oyj (Machinery)	27

157	Metso Oyj (Machinery)	6

597	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	20

7,931	Nokia Oyj (Communications Equipment)	40

186	Nokian Renkaat Oyj (Auto Components)	5

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Finland (continued)

62	Nordea Bank Abp (Banks)	$—

4,703	Nordea Bank Abp (Banks)	34

625	Sampo Oyj, Class - A (Insurance)	25

827	Stora Enso Oyj, R Shares (Paper & Forest Products)	10

754	UPM-Kymmene Oyj (Paper & Forest Products)	22

631	Wartsila Oyj, Class - B (Machinery)	7

		221

	France — 3.51%

261	Accor SA (Hotels, Restaurants & Leisure)	11

43	Aeroports de Paris (Transportation Infrastructure)	8

613	Air Liquide SA (Chemicals)	87

222	Alstom SA (Machinery)	9

77	Amundi SA (Capital Markets) (b)	5

98	Arkema SA (Chemicals)	9

137	Atos SE (IT Services)	10

2,770	AXA SA (Insurance)	70

1,605	BNP Paribas (Banks)	77

1,308	Bollore SA (Air Freight & Logistics)	5

316	Bouygues SA (Construction & Engineering)	13

408	Bureau Veritas SA (Professional Services)	10

224	Capgemini SE (IT Services)	26

807	Carrefour SA (Food & Staples Retailing) ^	14

66	Casino Guichard-Perrachon SA (Food & Staples Retailing)	3

255	CNP Assurances (Insurance)	5

693	Compagnie de Saint-Gobain (Building Products)	27

241	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	26

1,619	Credit Agricole SA (Banks)	20

880	Danone SA (Food Products)	78

184	Dassault Systemes SE (Software)	26

339	Edenred (Commercial Services & Supplies)	16

115	Eiffage SA (Construction & Engineering)	12

940	Electricite de France SA (Electric Utilities)	11

2,570	ENGIE (Multi-Utilities)	42

406	Essilor International SA (Health Care Equipment & Supplies)	59

50	Eurazeo SE (Diversified Financial Services)	4

218	Eutelsat Communications (Media)	4

95	Faurecia (Auto Components)	5

67	Fonciere des Regions (Equity Real Estate Investment Trusts)	7

65	Gecina SA (Equity Real Estate Investment Trusts)	10

625	Getlink SE (Transportation Infrastructure)	9

45	Hermes International (Textiles, Apparel & Luxury Goods)	31

37	Icade (Equity Real Estate Investment Trusts)	3

33	Iliad SA (Diversified Telecommunication Services)	3

45	Imerys SA (Construction Materials)	2

88	Ingenico Group SA (Electronic Equipment, Instruments & Components)	9

56	Ipsen SA (Pharmaceuticals)	5

93	JC Decaux SA (Media)	3

108	Kering (Textiles, Apparel & Luxury Goods)	55

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

291	Klepierre (Equity Real Estate Investment Trusts)	$10

376	Legrand SA (Electrical Equipment)	27

360	L’Oreal SA (Personal Products)	101

392	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	155

1,408	Natixism SA (Capital Markets)	6

2,806	Orange SA (Diversified Telecommunication Services)	44

299	Pernod Ricard SA (Beverages)	53

849	Peugeot SA (Automobiles)	21

310	Publicis Groupe (Media)	15

29	Remy Cointreau SA (Beverages)	4

272	Renault SA (Automobiles)	16

41	Sartorius Stedim Biotech (Life Sciences Tools & Services)	6

785	Schneider Electric SA (Electrical Equipment)	69

232	SCOR SE (Insurance)	10

29	Seb SA (Household Durables)	4

31	Societe BIC SA (Commercial Services & Supplies)	2

1,081	Societe Generale (Banks)	30

125	Sodexo (Hotels, Restaurants & Leisure)	14

504	Suez Environnement Co. (Multi-Utilities)	8

82	Teleperformance (Professional Services)	18

3,388	Total SA (Oil, Gas & Consumable Fuels)	177

119	UbiSoft Entertainment SA (Entertainment) (a)	9

195	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	29

341	Valeo SA (Auto Components)	11

759	Veolia Environnement (Multi-Utilities)	19

726	Vinci SA (Construction & Engineering)	78

1,287	Vivendi SA (Entertainment)	35

37	Wendel SA (Diversified Financial Services)	5

121	Worldline SA (IT Services) (a)(b)	8

		1,813

	Germany — 2.76%

258	Adidas AG (Textiles, Apparel & Luxury Goods)	81

605	Allianz SE (Insurance)	141

1,360	Aroundtown SA (Real Estate Management & Development)	11

61	Axel Springer SE (Media) (a)	4

1,311	BASF SE (Chemicals)	91

466	Bayerische Motoren Werke AG (Automobiles)	33

142	Beiersdorf AG (Personal Products)	17

220	Brenntag AG (Trading Companies & Distributors)	11

51	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	6

1,423	Commerzbank AG (Banks)	8

155	Continental AG (Auto Components)	20

247	Covestro AG (Chemicals) (b)	12

1,299	Daimler AG, Registered Shares (Automobiles)	64

166	Delivery Hero SE (Internet & Direct Marketing Retail) (a)(b)	7

2,771	Deutsche Bank AG (Capital Markets)	21

267	Deutsche Boerse AG (Capital Markets)	41

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Germany (continued)

354	Deutsche Lufthansa AG, Registered Shares (Airlines)	$6

1,391	Deutsche Post AG (Air Freight & Logistics)	46

4,757	Deutsche Telekom AG (Diversified Telecommunication Services)	79

504	Deutsche Wohnen AG (Real Estate Management & Development)	18

67	Drillisch AG (Wireless Telecommunication Services) ^	2

3,099	E.ON AG (Multi-Utilities)	30

274	Evonik Industries AG (Chemicals)	7

52	Fraport AG (Transportation Infrastructure)	4

304	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	20

194	GEA Group AG (Machinery)	5

86	Hannover Rueckversicherung AG (Insurance)	15

211	HeidelbergCement AG (Construction Materials)	15

147	Henkel AG & Co. KGAA (Household Products)	13

30	Hochtief AG (Construction & Engineering)	3

94	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	5

1,760	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	32

102	KION Group AG (Machinery)	5

71	Knorr-Bremse AG (Machinery)	7

128	Lanxess AG (Chemicals)	8

227	Metro AG (Food & Staples Retailing)	4

74	MTU Aero Engines AG (Aerospace & Defense)	20

202	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	52

122	Puma SE (Textiles, Apparel & Luxury Goods)	9

772	RWE AG (Multi-Utilities)	24

1,386	SAP SE (Software)	163

51	Sartorius AG (Health Care Equipment & Supplies)	9

1,090	Siemens AG (Industrial Conglomerates)	117

219	Siemens Healthineers AG (Health Care Equipment & Supplies) (b)	9

181	Symrise AG (Chemicals)	18

1,124	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	3

596	ThyssenKrupp AG (Metals & Mining)	8

655	TUI AG (Hotels, Restaurants & Leisure)	8

294	Uniper SE (Independent Power and Renewable Electricity Producers)	10

183	United Internet AG (Diversified Telecommunication Services)	7

47	Volkswagen AG (Automobiles)	8

693	Vonovia SE (Real Estate Management & Development)	36

166	Wirecard AG (IT Services)	27

184	Zalando SE (Internet & Direct Marketing Retail) (a)(b)	9

		1,429

	Hong Kong — 1.22%

17,092	AIA Group Ltd. (Insurance)	161

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	$5

5,000	BOC Hong Kong (Holdings) Ltd. (Banks)	17

3,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	24

1,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	7

2,500	CLP Holdings Ltd. (Electric Utilities)	26

600	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	4

3,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	19

3,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	7

1,100	Hang Seng Bank Ltd. (Banks)	24

2,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	9

3,500	HK Electric Investments Ltd. (Electric Utilities)	3

5,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	8

14,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	27

1,700	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	50

1,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	10

1,000	Hysan Development Co. (Real Estate Management & Development)	4

300	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	9

1,000	Kerry Properties Ltd. (Real Estate Management & Development)	3

305	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	6

1,200	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	2

2,000	MTR Corp. Ltd. (Road & Rail)	11

9,000	New World Development Co. Ltd. (Real Estate Management & Development)	12

2,000	NWS Holdings Ltd. (Industrial Conglomerates)	3

5,000	PCCW Ltd. (Diversified Telecommunication Services)	3

1,779	Power Assets Holdings Ltd. (Electric Utilities)	12

3,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	16

2,000	Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	2

4,000	Sino Land Co. Ltd. (Real Estate Management & Development)	6

3,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	3

2,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	35

639	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	6

1,800	Swire Properties Ltd. (Real Estate Management & Development)	6

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

1,757	Techtronic Industries Co. (Household Durables)	$12

2,000	The Bank of East Asia Ltd. (Banks)	5

3,206	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	35

2,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	4

953	Vitasoy International Holdings Ltd. (Food Products)	4

13,500	WH Group Ltd. (Food Products) (b)	12

2,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	11

1,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	6

2,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	4

		633

	Ireland (Republic of) — 0.98%

1,025	AIB Group PLC (Banks)	3

197	Alkermes PLC (Biotechnology) (a)	4

133	Allegion PLC (Building Products)	13

1,431	Bank of Ireland Group PLC (Banks)	6

1,142	CRH PLC (Construction Materials)	39

139	DCC PLC (Industrial Conglomerates)	12

596	Eaton Corp. PLC (Electrical Equipment)	50

1,280	Experian PLC (Professional Services)	41

300	Ingersoll-Rand PLC (Machinery)	37

649	James Hardie Industries SE (Construction Materials)	11

224	Kerry Group PLC (Food Products)	26

217	Kingspan Group PLC (Building Products)	11

1,889	Medtronic PLC (Health Care Equipment & Supplies)	205

112	Paddy Power PLC (Hotels, Restaurants & Leisure)	10

239	Pentair PLC (Machinery)	9

320	Smurfit Kappa Group PLC (Containers & Packaging)	10

120	STERIS PLC (Health Care Equipment & Supplies)	17

		504

	Isle of Man — 0.02%

863	GVC Holdings PLC (Hotels, Restaurants & Leisure)	8

	Israel — 0.18%

53	Azrieli Group (Real Estate Management & Development)	4

1,607	Bank Hapoalim Ltd. (Banks) (a)	13

2,113	Bank Leumi Le (Banks)	15

176	Checkpoint Software Technologies Ltd. (Software) (a)	20

55	CyberArk Software Ltd. (Software) (a)	5

887	Israel Chemicals Ltd. (Chemicals)	4

1,718	Israel Discount Bank, Class - A (Banks)	8

176	Mizrahi Tefahot Bank Ltd. (Banks)	4

88	Nice Ltd. (Software) (a)	13

67	Wix.com Ltd. (IT Services) (a)	8

		94

	Italy — 0.81%

1,544	Assicurazioni Generali SpA (Insurance)	30

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Italy (continued)

700	Atlantia SpA (Transportation Infrastructure)	$17

853	Davide Campari - Milano SpA (Beverages)	8

11,607	Enel SpA (Electric Utilities)	86

3,635	Eni SpA (Oil, Gas & Consumable Fuels)	55

172	Ferrari N.V. (Automobiles)	26

1,531	Fiat DaimlerChrysler Automobiles N.V. (Automobiles)	20

889	FinecoBank Banca Fineco SpA (Banks)	9

20,934	Intesa Sanpaolo SpA (Banks)	50

883	Mediobanca SpA (Banks)	10

254	Moncler SpA (Textiles, Apparel & Luxury Goods)	9

503	Pirelli & C SpA (Auto Components) (b)	3

767	Poste Italiane SpA (Insurance) (b)	9

356	Prusmian SpA (Electrical Equipment)	8

155	Recordati SpA (Pharmaceuticals)	7

2,945	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	15

13,448	Telecom Italia SpA (Diversified Telecommunication Services) (a)	8

7,590	Telecom Italia SpA (Diversified Telecommunication Services)	4

1,993	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	13

2,825	Unicredit SpA (Banks)	33

		420

	Japan — 8.39%

42	ABC-Mart, Inc. (Specialty Retail)	3

500	ACOM Co. Ltd. (Consumer Finance)	2

300	Advantest Corp. (Semiconductors & Semiconductor Equipment)	13

900	Aeon Co. Ltd. (Food & Staples Retailing)	16

200	AEON Credit Service Co. Ltd. (Consumer Finance)	3

100	AEON Mall Co. Ltd. (Real Estate Management & Development)	2

200	Air Water, Inc. (Chemicals)	4

200	Aisin Seiki Co. Ltd. (Auto Components)	6

600	Ajinomoto Co., Inc. (Food Products)	11

300	Alfresa Holdings Corp. (Health Care Providers & Services)	7

200	All Nippon Airways Co. Ltd. (Airlines)	7

300	ALPS Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	6

500	Amada Holdings Co. Ltd. (Machinery)	5

200	Aozora Bank Ltd. (Banks)	5

300	Asahi Glass Co. Ltd. (Building Products)	9

500	Asahi Group Holdings Ltd. (Beverages)	25

300	ASAHI INTECC Co. Ltd. (Health Care Equipment & Supplies)	8

100	Benesse Holdings, Inc. (Diversified Consumer Services)	3

833	Bridgestone Corp. (Auto Components)	33

300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	5

100	CALBEE, Inc. (Food Products)	3

1,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	37

300	Casio Computer Co. Ltd. (Household Durables)	5

200	Central Japan Railway Co. (Road & Rail)	42

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

100	Century Tokyo Leasing Corp. (Diversified Financial Services)	$5

900	Chubu Electric Power Company, Inc. (Electric Utilities)	13

200	Coca-Cola West Co. Ltd. (Beverages)	4

1,400	Concordia Financial Group Ltd. (Banks)	5

200	Credit Saison Co. Ltd. (Consumer Finance)	3

100	CyberAgent, Inc. (Media)	4

400	Daicel Corp. (Chemicals)	3

130	Daifuku Co. Ltd. (Machinery)	7

320	Daikin Industries Ltd. (Building Products)	43

100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	13

800	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	26

3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	8

2,200	Daiwa Securities Group, Inc. (Capital Markets)	10

656	Denso Corp. (Auto Components)	29

300	Dentsu, Inc. (Media)	11

35	Disco Corp. (Semiconductors & Semiconductor Equipment)	7

568	Don Quijote Co. Ltd. (Multiline Retail)	9

400	East Japan Railway Co. (Road & Rail)	38

200	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	5

400	FamilyMart Co. Ltd. (Food & Staples Retailing)	10

249	Fanuc Ltd. (Machinery)	48

100	Fast Retailing Co. Ltd. (Specialty Retail)	58

200	Fuji Electric Co. Ltd. (Electrical Equipment)	6

900	Fuji Heavy Industries Ltd. (Automobiles)	25

500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	22

252	Fujitsu Ltd. (IT Services)	20

200	Fukuoka Financial Group, Inc. (Banks)	4

100	GMO Payment Gateway, Inc. (IT Services)	7

300	Hakuhodo DY Holdings, Inc. (Media)	4

200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	7

300	Hankyu Hanshin Holdings, Inc. (Road & Rail)	12

27	Hikari Tsushin, Inc. (Specialty Retail)	6

400	Hino Motors Ltd. (Machinery)	3

42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	5

100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	4

100	Hitachi Chemical Co. Ltd. (Chemicals)	3

200	Hitachi Construction Machinery Co. Ltd. (Machinery)	5

100	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	6

1,340	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	50

300	Hitachi Metals Ltd. (Metals & Mining)	3

2,300	Honda Motor Co. Ltd. (Automobiles)	60

100	Hoshizaki Electric Co. Ltd. (Machinery)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

500	HOYA Corp. (Health Care Equipment & Supplies)	$41

400	Hulic Co. Ltd. (Real Estate Management & Development)	4

252	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	7

200	IHI Corp. (Machinery)	4

200	Iida Group Holdings Co. Ltd. (Household Durables)	3

1,500	INPEX Corp. (Oil, Gas & Consumable Fuels)	14

500	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	4

800	Isuzu Motors Ltd. (Automobiles)	9

1,900	ITOCHU Corp. (Trading Companies & Distributors)	39

100	ITOCHU Techno-Solutions Corp. (IT Services)	3

300	J. Front Retailing Co. Ltd. (Multiline Retail)	4

148	Japan Airlines Co. Ltd. (Airlines)	4

100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	4

700	Japan Exchange Group, Inc. (Capital Markets)	11

600	Japan Post Bank Co. Ltd. (Banks)	6

2,200	Japan Post Holdings Co. Ltd. (Insurance)	20

1	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	5

2	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	13

4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	8

700	JFE Holdings, Inc. (Metals & Mining)	8

300	JGC Corp. (Construction & Engineering)	4

400	JS Group Corp. (Building Products)	7

300	JSR Corp. (Chemicals)	5

300	JTEKT Corp. (Machinery)	3

4,500	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	20

600	Kajima Corp. (Construction & Engineering)	8

200	Kakaku.com, Inc. (Interactive Media & Services)	5

200	Kamigumi Co. Ltd. (Transportation Infrastructure)	5

100	Kaneka Corp. (Chemicals)	3

300	Kansai Paint Co. Ltd. (Chemicals)	7

727	Kao Corp. (Personal Products)	54

200	Kawasaki Heavy Industries Ltd. (Machinery)	4

2,474	KDDI Corp. (Wireless Telecommunication Services)	65

100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	4

300	Keikyu Corp. (Road & Rail)	6

132	Keio Corp. (Road & Rail)	8

200	Keisei Electric Railway Co. Ltd. (Road & Rail)	8

117	Keyence Corp. (Electronic Equipment, Instruments & Components)	72

200	Kikkoman Corp. (Food Products)	10

200	Kintetsu Corp. (Road & Rail)	10

1,200	Kirin Holdings Co. Ltd. (Beverages)	25

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	$8

400	Kobe Steel Ltd. (Metals & Mining)	2

134	Koito Manufacturing Co. Ltd. (Auto Components)	7

1,300	Komatsu Ltd. (Machinery)	30

100	Konami Corp. (Entertainment)	5

600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	4

43	Kose Corp. (Personal Products)	7

1,500	Kubota Corp. (Machinery)	23

500	Kuraray Co. Ltd. (Chemicals)	6

100	Kurita Water Industries Ltd. (Machinery)	3

500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	31

300	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	6

500	Kyushu Electric Power Co., Inc. (Electric Utilities)	5

200	Kyushu Railway Co. (Road & Rail)	6

100	Lawson, Inc. (Food & Staples Retailing)	5

100	LINE Corp. (Interactive Media & Services) (a)	4

300	Lion Corp. (Household Products)	6

600	M3, Inc. (Health Care Technology)	14

300	Makita Corp. (Machinery)	9

2,200	Marubeni Corp. (Trading Companies & Distributors)	15

300	Marui Group Co. Ltd. (Multiline Retail)	6

100	Maruichi Steel Tube Ltd. (Metals & Mining)	3

800	Mazda Motor Corp. (Automobiles)	7

100	McDonald’s Holdings Co. (Japan) Ltd. (Hotels, Restaurants & Leisure)	5

1,100	Mebuki Financial Group, Inc. (Banks)	3

300	Medipal Holdings Corp. (Health Care Providers & Services)	7

100	Mercari, Inc. (Internet & Direct Marketing Retail) (a)	2

500	Minebea Co. Ltd. (Machinery)	8

400	MISUMI Group, Inc. (Machinery)	9

1,900	Mitsubishi Corp. (Trading Companies & Distributors)	46

2,600	Mitsubishi Electric Corp. (Electrical Equipment)	34

1,700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	33

200	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	3

200	Mitsubishi Materials Corp. (Metals & Mining)	5

1,000	Mitsubishi Motors Corp. (Automobiles)	4

17,579	Mitsubishi UFJ Financial Group, Inc. (Banks)	89

500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	3

300	Mitsui Chemicals, Inc. (Chemicals)	7

1,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	32

200	Mitsui O.S.K. Lines Ltd. (Marine)	5

34,800	Mizuho Financial Group, Inc. (Banks)	53

200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	5

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

630	MS&AD Insurance Group Holdings, Inc. (Insurance)	$20

837	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	40

200	Nabtesco Corp. (Machinery)	6

300	Nagoya Railroad Co. Ltd. (Road & Rail)	9

300	Namco Bandai Holdings, Inc. (Leisure Products)	19

330	NEC Corp. (Technology Hardware, Storage & Peripherals)	14

700	Nexon Co. Ltd. (Entertainment) (a)	8

400	NGK Insulators Ltd. (Machinery)	6

200	NGK Spark Plug Co. Ltd. (Auto Components)	4

100	NH Foods Ltd. (Food Products)	4

300	Nidec Corp. (Electrical Equipment)	41

500	Nikon Corp. (Household Durables)	6

145	Nintendo Co. Ltd. (Entertainment)	54

2	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	16

100	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	2

100	Nippon Express Co. Ltd. (Road & Rail)	5

200	Nippon Paint Holdings Co. Ltd. (Chemicals)	10

3	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	8

1,100	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	16

931	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	44

200	Nippon Yusen Kabushiki Kaisha (Marine)	3

3,300	Nissan Motor Co. Ltd. (Automobiles)	21

254	Nisshin Seifun Group, Inc. (Food Products)	5

100	Nissin Foods Holdings Co. Ltd. (Food Products)	7

100	Nitori Holdings Co. Ltd. (Specialty Retail)	15

200	Nitto Denko Corp. (Chemicals)	10

4,700	Nomura Holdings, Inc. (Capital Markets)	20

200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	4

6	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	11

435	Nomura Research Institute Ltd. (IT Services)	9

500	NSK Ltd. (Machinery)	4

900	NTT Data Corp. (IT Services)	12

1,866	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	48

900	Obayashi Corp. (Construction & Engineering)	9

100	OBIC Co. Ltd. (IT Services)	11

400	Odakyu Electric Railway Co. Ltd. (Road & Rail)	10

1,300	Oji Paper Co. Ltd. (Paper & Forest Products)	6

1,700	Olympus Corp. (Health Care Equipment & Supplies)	23

247	OMRON Corp. (Electronic Equipment, Instruments & Components)	14

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	$9

49	Oracle Corp. Japan (Software)	4

300	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	45

1,900	ORIX Corp. (Diversified Financial Services)	28

500	Osaka Gas Co. Ltd. (Gas Utilities)	10

134	OTSUKA Corp. (IT Services)	5

600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	23

3,100	Panasonic Corp. (Household Durables)	25

200	Park24 Co. Ltd. (Commercial Services & Supplies)	5

100	PeptiDream, Inc. (Biotechnology) (a)	5

300	Persol Holdings Co. Ltd. (Professional Services)	6

148	Pigeon Corp. (Household Products)	6

100	Pola Orbis Holdings, Inc. (Personal Products)	2

1,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	12

1,900	Recruit Holdings Co. Ltd. (Professional Services)	57

1,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)	7

3,000	Resona Holdings, Inc. (Banks)	13

1,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	9

43	Rinnai Corp. (Household Durables)	3

121	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	9

310	Ryohin Keikaku Co. (Multiline Retail)	6

100	Sankyo Co. Ltd. (Leisure Products)	3

500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	9

300	SBI Holdings, Inc. (Capital Markets)	6

300	SECOM Co. Ltd. (Commercial Services & Supplies)	27

200	Sega Sammy Holdings, Inc. (Leisure Products)	3

300	Seibu Holdings, Inc. (Industrial Conglomerates)	5

400	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	6

500	Sekisui Chemical Co. Ltd. (Household Durables)	8

900	Sekisui House Ltd. (Household Durables)	18

1,067	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	41

800	Seven Bank Ltd. (Banks)	2

200	SG Holdings Co. Ltd. (Air Freight & Logistics)	5

300	Sharp Corp. (Household Durables)	3

28	Shimamura Co. Ltd. (Specialty Retail)	2

100	Shimano, Inc. (Leisure Products)	15

900	Shimizu Corp. (Construction & Engineering)	8

500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	53

300	Shinsei Bank Ltd. (Banks)	4

600	Shiseido Co. Ltd. (Personal Products)	48

200	Showa Denko KK (Chemicals)	5

100	SMC Corp. (Machinery)	43

2,400	Softbank Corp. (Wireless Telecommunication Services)	33

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

2,318	SoftBank Group Corp. (Wireless Telecommunication Services)	$90

100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	5

500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	21

1,800	Sony Corp. (Household Durables)	106

200	Sony Financial Holdings, Inc. (Insurance)	4

200	Stanley Electric Co. Ltd. (Auto Components)	5

300	Start Today Co. Ltd. (Internet & Direct Marketing Retail)	7

400	Sumco Corp. (Semiconductors & Semiconductor Equipment)	5

1,700	Sumitomo Corp. (Trading Companies & Distributors)	27

1,100	Sumitomo Electric Industries Ltd. (Auto Components)	14

142	Sumitomo Heavy Industries Ltd. (Machinery)	4

300	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	9

1,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	65

523	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	19

500	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	19

200	Sumitomo Rubber Industries Ltd. (Auto Components)	2

100	Sundrug Co. Ltd. (Food & Staples Retailing)	3

200	Suntory Beverage & Food Ltd. (Beverages)	9

100	SUZUKEN Co. Ltd. (Health Care Providers & Services)	5

500	Suzuki Motor Corp. (Automobiles)	21

200	Sysmex Corp. (Health Care Equipment & Supplies)	13

800	T&D Holdings, Inc. (Insurance)	8

200	Taiheiyo Cement Corp. (Construction Materials)	5

300	Taisei Corp. (Construction & Engineering)	11

46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	3

200	Taiyo Nippon Sanso Corp. (Chemicals)	4

200	TDK Corp. (Electronic Equipment, Instruments & Components)	18

300	Teijin Ltd. (Chemicals)	6

100	The Bank of Kyoto Ltd. (Banks)	4

700	The Chiba Bank Ltd. (Banks)	4

400	The Chugoku Electric Power Company, Inc. (Electric Utilities)	5

1,486	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	22

1,000	The Kansai Electric Power Co., Inc. (Electric Utilities)	11

600	The Shizuoka Bank Ltd. (Banks)	4

200	The Yokohama Rubber Co. Ltd. (Auto Components)	4

200	THK Co. Ltd. (Machinery)	5

245	Tobu Railway Co. Ltd. (Road & Rail)	8

145	Toho Co. Ltd. (Entertainment)	6

100	Toho Gas Co. Ltd. (Gas Utilities)	4

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

700	Tohoku Electric Power Co., Inc. (Electric Utilities)	$7

931	Tokio Marine Holdings, Inc. (Insurance)	51

2,200	Tokyo Electric Power Co., Inc. (Electric Utilities) (a)	11

200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	39

800	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	5

500	Tokyo Gas Co. Ltd. (Gas Utilities)	12

700	Tokyu Corp. (Road & Rail)	13

400	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	7

2,000	Toray Industries, Inc. (Chemicals)	15

700	Toshiba Corp. (Industrial Conglomerates)	22

400	Tosoh Corp. (Chemicals)	5

200	TOTO Ltd. (Building Products)	7

200	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	3

100	Toyo Suisan Kaisha Ltd. (Food Products)	4

100	Toyoda Gosei Co. Ltd. (Auto Components)	2

200	Toyota Industries Corp. (Auto Components)	11

3,230	Toyota Motor Corp. (Automobiles)	216

200	Trend Micro, Inc. (Software)	10

47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	5

600	Unicharm Corp. (Household Products)	19

4	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	8

300	USS Co. Ltd. (Specialty Retail)	6

100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	5

4,000	Yahoo Japan Corp. (Interactive Media & Services)	11

200	Yakult Honsha Co. Ltd. (Food Products)	11

800	Yamada Denki Co. Ltd. (Specialty Retail)	4

200	Yamaha Corp. (Leisure Products)	9

400	Yamaha Motor Co. Ltd. (Automobiles)	7

400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	6

200	Yamazaki Baking Co. Ltd. (Food Products)	4

300	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	11

300	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	5

		4,334

	Jersey — 0.14%

15,907	Glencore International PLC (Metals & Mining)	48

1,780	WPP PLC (Media)	22

		70

	Liberia — 0.05%

250	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	27

	Luxembourg — 0.07%

939	ArcelorMittal (Metals & Mining)	14

84	Millicom International Cellular SA (Wireless Telecommunication Services)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Luxembourg (continued)

49	RTL Group (Media)	$2

535	SES - FDR, Class - A (Media)	10

691	Tenaris SA (Energy Equipment & Services)	7

		37

	Netherlands — 1.59%

599	ABN AMRO Group N.V. (Banks) (b)	11

15	Adyen N.V. (IT Services) (a)(b)	10

2,625	AEGON N.V. (Insurance) ^	11

188	Aercap Holdings N.V. (Trading Companies & Distributors) (a)	10

830	Airbus Group N.V. (Aerospace & Defense)	107

320	Akzo Nobel N.V. (Chemicals)	29

601	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	148

1,436	CNH Industrial N.V. (Machinery)	15

154	Exor N.V. (Diversified Financial Services)	10

163	Heineken Holding N.V., Class - A (Beverages)	16

365	Heineken N.V. (Beverages)	40

5,560	ING Groep N.V. (Banks)	58

5,052	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	16

1,666	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	42

256	Koninklijke DSM N.V. (Chemicals) ^	31

1,324	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	61

88	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	5

372	LyondellBasell Industries N.V., Class - A (Chemicals)	33

443	NN Group N.V. (Insurance)	16

415	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	45

577	Prosus N.V. (Internet & Direct Marketing Retail) (a)	42

327	QIAGEN N.V. (Life Sciences Tools & Services) (a)	11

169	Randstad Holding N.V. (Professional Services)	8

965	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	19

394	Wolters Kluwer N.V. (Professional Services)	29

		823

	New Zealand — 0.09%

1,042	A2 Milk Co. Ltd. (Food Products) (a)	9

1,374	Auckland International Airport Ltd. (Transportation Infrastructure)	8

841	Fisher & Paykel Healthcare COR (Health Care Equipment & Supplies)	10

1,074	Fletcher Building Ltd. (Construction Materials)	3

1,904	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	6

503	Ryman Healthcare Ltd. (Health Care Providers & Services)	4

2,712	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	7

		47

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Norway — 0.25%

136	Aker BP ASA (Oil, Gas & Consumable Fuels)	$4

1,357	DNB ASA (Banks)	24

1,401	Equinor ASA (Oil, Gas & Consumable Fuels)	27

298	Gjensidige Forsikring ASA (Insurance)	6

620	Marine Harvest ASA (Food Products)	14

1,987	Norsk Hydro ASA (Metals & Mining)	7

1,086	Orkla ASA (Food Products)	10

124	Schibsted ASA (Media)	3

1,048	Telenor ASA (Diversified Telecommunication Services)	21

252	Yara International ASA (Chemicals)	11

		127

	Panama — 0.05%

594	Carnival Corp., Class - A (Hotels, Restaurants & Leisure)	26

	Papua New Guinea — 0.02%

1,949	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	10

	Portugal — 0.06%

3,711	EDP - Energias de Portugal SA (Electric Utilities)	14

711	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	11

374	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	6

		31

	Singapore — 0.48%

3,700	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	9

3,900	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	6

3,600	Capitaland Ltd. (Real Estate Management & Development)	10

3,800	CapitaMall Trust (Equity Real Estate Investment Trusts)	7

600	City Developments Ltd. (Real Estate Management & Development)	4

3,200	ComfortDelGro Corp. Ltd. (Road & Rail)	6

2,500	DBS Group Holdings Ltd. (Banks)	45

769	Flextronics International Ltd. (Electronic Equipment, Instruments & Components) (a)	8

9,000	Genting Singapore PLC (Hotels, Restaurants & Leisure)	6

8,233	Golden Agri-Resources Ltd. (Food Products)	1

100	Jardine Cycle & Carriage Ltd. (Distributors)	2

2,100	Keppel Corp. Ltd. (Industrial Conglomerates)	9

4,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	35

800	SATS Ltd. (Transportation Infrastructure)	3

1,200	SembCorp Industries Ltd. (Industrial Conglomerates)	2

700	Singapore Airlines Ltd. (Airlines)	5

1,200	Singapore Exchange Ltd. (Capital Markets)	7

2,000	Singapore Press Holdings Ltd. (Media)	3

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Singapore (continued)

11,500	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	$26

2,400	Suntec REIT (Equity Real Estate Investment Trusts)	3

1,800	United Overseas Bank Ltd. (Banks)	33

600	United Overseas Land Ltd. (Real Estate Management & Development)	3

400	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	4

2,800	Wilmar International Ltd. (Food Products)	8

3,000	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	2

		247

	Spain — 1.09%

358	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	14

12	ACS Actividades de Construccion y Servicios SA (Construction & Engineering) (a)	—

96	Aena SME SA (Transportation Infrastructure) (b)	18

617	Amadeus IT Holding SA, A Shares (IT Services)	44

9,375	Banco Bilbao Vizcaya Argentaria SA (Banks)	49

8,252	Banco de Sabadell SA (Banks)	8

23,912	Banco Santander SA (Banks)	98

1,554	Bankia SA (Banks)	3

996	Bankinter SA (Banks)	6

5,078	CaixaBank SA (Banks)	13

275	Cellnex Telecom SA (Diversified Telecommunication Services) (b)	11

1,358	Corporacion Mapfre (Insurance)	4

335	Enagas (Oil, Gas & Consumable Fuels)	8

450	Endesa (Electric Utilities)	12

688	Ferrovial SA (Construction & Engineering)	21

355	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	5

437	Gas Natural SDG SA (Gas Utilities)	12

422	Grifols SA (Biotechnology)	12

8,436	Iberdrola SA (Electric Utilities)	88

1,534	Industria de Diseno Textil SA (Specialty Retail)	47

613	Red Electrica Corp. (Electric Utilities)	12

1,887	Repsol SA (Oil, Gas & Consumable Fuels)	29

6,679	Telefonica SA (Diversified Telecommunication Services)	51

		565

	Sweden — 0.87%

447	Alfa Laval AB (Machinery)	9

1,412	Assa Abloy AB, B Shares (Building Products)	31

946	Atlas Copco AB, A Shares (Machinery)	29

551	Atlas Copco AB, B Shares (Machinery)	15

389	Boliden AB (Metals & Mining)	9

331	Electrolux AB, B Shares (Household Durables)	8

936	Epiroc AB, Class - A (Machinery)	10

491	Epiroc AB, Class - B (Machinery)	5

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Sweden (continued)

855	Essity Aktiebolag, Class - B (Household Products)	$25

1,158	Hennes & Mauritz AB, B Shares (Specialty Retail)	22

367	Hexagon AB (Electronic Equipment, Instruments & Components)	18

526	Husqvarna AB (Household Durables)	4

135	ICA Gruppen AB (Food & Staples Retailing)	6

249	Industrivarden AB, C Shares (Diversified Financial Services)	5

642	Investor AB, B Shares (Diversified Financial Services)	32

354	Kinnevik AB (Diversified Financial Services)	9

95	L E Lundbergforetagen AB (Diversified Financial Services)	4

248	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	7

1,590	Sandvik AB (Machinery)	25

460	Securitas AB, B Shares (Commercial Services & Supplies)	7

2,297	Skandinaviska Enskilda Banken AB, Class - A (Banks)	22

454	Skanska AB, B Shares (Construction & Engineering)	9

541	SKF AB, B Shares (Machinery)	9

2,155	Svenska Handelsbanken AB, A Shares (Banks)	20

1,279	Swedbank AB, A Shares (Banks)	18

709	Tele2 AB, B Shares (Wireless Telecommunication Services)	11

4,322	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	35

3,939	TeliaSonera AB (Diversified Telecommunication Services)	18

2,091	Volvo AB, B Shares (Machinery)	29

		451

	Switzerland — 2.74%

2,591	ABB Ltd., Registered Shares (Electrical Equipment)	51

224	Adecco SA, Registered Shares (Professional Services)	12

588	Alcon, Inc. (Health Care Equipment & Supplies) (a)	35

69	Baloise Holding AG, Registered Shares (Insurance)	12

3	Barry Callebaut AG (Food Products)	6

2	Chocoladefabriken Lindt & Sprungil AG (Food Products)	15

654	Chubb Ltd. (Insurance)	105

251	Clariant AG (Chemicals)	5

284	Coca-Cola HBC AG (Beverages)	9

746	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	54

3,596	Credit Suisse Group AG (Capital Markets)	44

54	Dufry AG (Specialty Retail)	5

12	EMS-Chemie Holding AG, Registered Shares (Chemicals)	7

188	Garmin Ltd. (Household Durables)	16

52	Geberit AG (Building Products)	25

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

13	Givaudan SA (Chemicals)	$37

317	Julius Baer Group Ltd. (Capital Markets)	14

77	Kuehne & Nagel International Ltd. (Marine)	11

684	LafargeHolcim Ltd., Registered Shares (Construction Materials)	34

4,324	Nestle SA (Food Products)	468

48	Pargesa Holding SA (Diversified Financial Services)	4

26	Partners Group Holding AG (Capital Markets)	20

58	Schindler Holding AG (Machinery)	13

26	Schindler Holding AG (Machinery)	6

8	SGS SA, Registered Shares (Professional Services)	20

180	Sika AG, Registered Shares (Chemicals)	26

79	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	18

15	Straumann Holding AG (Health Care Equipment & Supplies)	12

48	Swiss Life Holding AG (Insurance)	23

108	Swiss Prime Site AG (Real Estate Management & Development)	11

428	Swiss Re AG (Insurance)	45

36	Swisscom AG (Diversified Telecommunication Services)	18

500	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	47

91	Temenos Group AG (Software)	15

71	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	4

41	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	11

5,508	UBS Group AG (Capital Markets)	63

65	Vifor Pharma AG (Pharmaceuticals)	10

216	Zurich Financial Services AG (Insurance)	83

		1,414

	United Arab Emirates — 0.01%

118	NMC Health PLC (Health Care Providers & Services)	4

	United Kingdom — 5.56%

1,422	3i Group PLC (Capital Markets)	20

278	Admiral Group PLC (Insurance)	7

2,287	Amcor PLC (Containers & Packaging)	22

1,482	Anglo American PLC (Metals & Mining)	34

585	Antofagasta PLC (Metals & Mining)	6

342	Aon PLC (Insurance)	66

367	Aptiv PLC (Auto Components)	32

667	Ashtead Group PLC (Trading Companies & Distributors)	19

504	Associated British Foods PLC (Food Products)	14

1,329	Auto Trader Group PLC (Interactive Media & Services) (b)	8

5,499	Aviva PLC (Insurance)	27

24,099	Barclays PLC (Banks)	45

1,370	Barratt Developments PLC (Household Durables)	11

28,861	BP PLC (Oil, Gas & Consumable Fuels)	183

1,290	British Land Co. PLC (Equity Real Estate Investment Trusts)	9

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

11,881	BT Group PLC (Diversified Telecommunication Services)	$26

477	Bunzl PLC (Trading Companies & Distributors)	12

582	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	15

200	Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	7

234	Carnival PLC (Hotels, Restaurants & Leisure)	10

8,104	Centrica PLC (Multi-Utilities)	7

335	Coca-Cola European Partners PLC (Beverages)	19

2,267	Compass Group PLC (Hotels, Restaurants & Leisure)	58

182	Croda International PLC (Chemicals)	11

3,345	Diageo PLC (Beverages)	137

2,018	Direct Line Insurance Group PLC (Insurance)	7

181	easyJet PLC (Airlines)	3

753	Evraz PLC (Metals & Mining)	4

329	Ferguson PLC (Trading Companies & Distributors)	24

278	Fresnillo PLC (Metals & Mining)	2

2,313	G4S PLC (Commercial Services & Supplies)	5

537	Halma PLC (Electronic Equipment, Instruments & Components)	13

404	Hargreaves Lansdown PLC (Capital Markets)	10

28,558	HSBC Holdings PLC (Banks)	219

1,768	Informa PLC (Media)	19

243	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	15

228	Intertek Group PLC (Professional Services)	15

1,012	Investec PLC (Capital Markets)	5

5,347	ITV PLC (Media)	8

2,611	J Sainsbury PLC (Food & Staples Retailing)	7

1,013	John Wood Group PLC (Energy Equipment & Services)	5

274	Johnson Matthey PLC (Chemicals)	10

3,099	Kingfisher PLC (Specialty Retail)	8

1,000	Land Securities Group PLC (Equity Real Estate Investment Trusts)	11

8,397	Legal & General Group PLC (Insurance)	26

272	Liberty Global PLC, Class - A (Media) (a)	7

588	Liberty Global PLC, Class - C (Media) (a)	14

764	Linde PLC (Chemicals)	148

101,870	Lloyds Banking Group PLC (Banks)	68

441	London Stock Exchange Group (Capital Markets)	41

2,577	Marks & Spencer Group PLC (Multiline Retail)	6

1,145	Meggitt PLC (Aerospace & Defense)	9

6,870	Melrose Industries PLC (Electrical Equipment)	17

1,065	Merlin Entertainments PLC (Hotels, Restaurants & Leisure) (b)	6

486	Micro Focus International PLC (Software)	7

719	Mondi PLC (Paper & Forest Products)	14

4,795	National Grid PLC (Multi-Utilities)	52

195	Next PLC (Multiline Retail)	15

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

647	Ocado Group PLC (Internet & Direct Marketing Retail) (a)	$11

1,108	Pearson PLC (Media)	10

450	Persimmon PLC (Household Durables)	12

3,588	Prudential PLC (Insurance)	65

2,803	RELX PLC (Professional Services)	67

2,619	Rentokil Initial PLC (Commercial Services & Supplies)	15

1,626	Rio Tinto PLC (Metals & Mining)	85

6,805	Royal Bank of Scotland Group PLC (Banks)	17

6,132	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	180

5,337	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	157

1,457	RSA Insurance Group PLC (Insurance)	10

184	Schroders PLC (Capital Markets)	7

1,547	SEGRO PLC (Equity Real Estate Investment Trusts)	15

233	Sensata Technologies Holding PLC (Electrical Equipment) (a)	12

347	Severn Trent PLC (Water Utilities)	9

1,233	Smith & Nephew PLC (Health Care Equipment & Supplies)	30

561	Smiths Group PLC (Industrial Conglomerates)	11

104	Spirax-Sarco Engineering PLC (Machinery)	10

1,449	SSE PLC (Electric Utilities)	22

752	St. James Place PLC (Capital Markets)	9

3,959	Standard Chartered PLC (Banks)	33

3,528	Standard Life Aberdeen PLC (Diversified Financial Services)	12

4,379	Taylor Wimpey PLC (Household Durables)	9

605	TechnipFMC PLC (Energy Equipment & Services)	14

13,780	Tesco PLC (Food & Staples Retailing)	40

163	The Berkeley Group Holdings PLC (Household Durables)	8

1,536	The Sage Group PLC (Software)	13

383	The Weir Group PLC (Machinery)	7

2,078	Unilever N.V (Personal Products)	125

1,583	Unilever PLC (Personal Products)	95

996	United Utilities Group PLC (Water Utilities)	10

38,173	Vodafone Group PLC (Wireless Telecommunication Services)	76

180	Whitbread PLC (Hotels, Restaurants & Leisure)	10

3,471	William Morrison Supermarkets PLC (Food & Staples Retailing)	9

182	Willis Towers Watson PLC (Insurance)	35

		2,875

	United States — 60.34%

821	3M Co. (Industrial Conglomerates)	135

202	A.O. Smith Corp. (Building Products)	10

2,502	Abbott Laboratories (Health Care Equipment & Supplies)	210

63	Abiomed, Inc. (Health Care Equipment & Supplies) (a)	11

901	Accenture PLC, Class - A (IT Services)	173

1,100	Activision Blizzard, Inc. (Entertainment)	58

59	Acuity Brands, Inc. (Electrical Equipment)	8

687	Adobe Systems, Inc. (Software) (a)	190

102	Advance Auto Parts, Inc. (Specialty Retail)	17

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,440	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) (a)	$42

77	Affiliated Managers Group, Inc. (Capital Markets)	6

1,072	Aflac, Inc. (Insurance)	56

456	Agilent Technologies, Inc. (Life Sciences Tools & Services)	35

760	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	12

313	Air Products & Chemicals, Inc. (Chemicals)	69

231	Akamai Technologies, Inc. (IT Services) (a)	21

150	Albemarle Corp. (Chemicals)	10

159	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	24

314	Alexion Pharmaceuticals, Inc. (Biotechnology) (a)	31

107	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	19

21	Alleghany Corp. (Insurance) (a)	17

68	Alliance Data Systems Corp. (IT Services)	9

334	Alliant Energy Corp. (Electric Utilities)	18

467	Allstate Corp. (Insurance)	51

569	Ally Financial, Inc. (Consumer Finance)	19

154	Alnylam Pharmaceuticals, Inc. (Biotechnology) (a)	12

423	Alphabet, Inc., Class - A (Interactive Media & Services) (a)	517

443	Alphabet, Inc., Class - C (Interactive Media & Services) (a)	540

187	Altice USA, Inc., Class A (Media) (a)	5

592	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	1,027

11	AMERCO, Inc. (Road & Rail)	4

345	Ameren Corp. (Multi-Utilities)	28

142	American Airlines Group, Inc. (Airlines)	4

705	American Electric Power, Inc. (Electric Utilities)	66

999	American Express Co. (Consumer Finance)	117

107	American Financial Group, Inc. (Insurance)	12

1,242	American International Group, Inc. (Insurance)	70

629	American Tower Corp. (Equity Real Estate Investment Trusts)	140

255	American Water Works Co., Inc. (Water Utilities)	32

191	Ameriprise Financial, Inc. (Capital Markets)	28

223	AmerisourceBergen Corp. (Health Care Providers & Services)	18

320	AMETEK, Inc. (Electrical Equipment)	29

419	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	40

526	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	59

1,978	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	18

118	ANSYS, Inc. (Software) (a)	26

367	Anthem, Inc. (Health Care Providers & Services)	88

530	Apache Corp. (Oil, Gas & Consumable Fuels)	14

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

6,506	Apple, Inc. (Technology Hardware, Storage & Peripherals)	$1,457

1,312	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	65

349	Aramark (Hotels, Restaurants & Leisure)	15

789	Archer-Daniels-Midland Co. (Food Products)	32

541	Arconic, Inc. (Aerospace & Defense)	14

74	Arista Networks, Inc. (Communications Equipment) (a)	18

125	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components) (a)	9

259	Arthur J. Gallagher & Co. (Insurance)	23

88	Assurant, Inc. (Insurance)	11

10,297	AT&T, Inc. (Diversified Telecommunication Services)	390

165	Atmos Energy Corp. (Gas Utilities)	18

308	Autodesk, Inc. (Software) (a)	45

122	Autoliv, Inc. (Auto Components)	10

622	Automatic Data Processing, Inc. (IT Services)	100

35	AutoZone, Inc. (Specialty Retail) (a)	38

195	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	42

119	Avery Dennison Corp. (Containers & Packaging)	14

431	AXA Equitable Holdings, Inc. (Diversified Financial Services)	10

300	Axalta Coating Systems Ltd. (Chemicals) (a)	9

725	Baker Hughes, Inc. (Energy Equipment & Services)	17

447	Ball Corp. (Containers & Packaging)	33

12,743	Bank of America Corp. (Banks)	371

1,229	Bank of New York Mellon Corp. (Capital Markets)	56

696	Baxter International, Inc. (Health Care Equipment & Supplies)	61

1,074	BB&T Corp. (Banks)	57

384	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	97

1,835	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services) (a)	381

344	Best Buy Co., Inc. (Specialty Retail)	24

251	BioMarin Pharmaceutical, Inc. (Biotechnology) (a)	17

163	BlackRock, Inc., Class - A (Capital Markets)	73

61	Booking Holdings, Inc. (Internet & Direct Marketing Retail) (a)	120

294	BorgWarner, Inc. (Auto Components)	10

218	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	28

1,978	Boston Scientific Corp. (Health Care Equipment & Supplies) (a)	80

133	Brighthouse Financial, Inc. (Insurance) (a)	5

557	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	154

163	Broadridge Financial Solutions, Inc. (IT Services)	20

434	Brown-Forman Corp., Class - B (Beverages)	27

96	Burlington Stores, Inc. (Specialty Retail) (a)	19

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

194	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	$16

600	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	11

395	Cadence Design Systems, Inc. (Software) (a)	26

137	Camden Property Trust (Equity Real Estate Investment Trusts)	15

235	Campbell Soup Co. (Food Products)	11

669	Capital One Financial Corp. (Consumer Finance)	61

434	Cardinal Health, Inc. (Health Care Providers & Services)	20

240	CarMax, Inc. (Specialty Retail) (a)	21

804	Caterpillar, Inc. (Machinery)	102

158	CBOE Holdings, Inc. (Capital Markets)	18

456	CBRE Group, Inc., Class - A (Real Estate Management & Development) (a)	24

466	CBS Corp., Class - B (Media)	19

178	CDK Global, Inc. (Software)	9

207	CDW Corporation of Delaware (Electronic Equipment, Instruments & Components)	26

181	Celanese Corp., Series A (Chemicals)	22

581	Centene Corp. (Health Care Providers & Services) (a)	25

707	CenterPoint Energy, Inc. (Multi-Utilities)	21

1,375	CenturyLink, Inc. (Diversified Telecommunication Services)	17

464	Cerner Corp. (Health Care Technology)	32

316	CF Industries Holdings, Inc. (Chemicals)	16

225	Charter Communications, Inc., Class - A (Media) (a)	92

327	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	21

2,687	Chevron Corp. (Oil, Gas & Consumable Fuels)	319

37	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	31

543	Cigna Corp. (Health Care Providers & Services)	82

149	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	7

218	Cincinnati Financial Corp. (Insurance)	25

126	Cintas Corp. (Commercial Services & Supplies)	34

6,037	Cisco Systems, Inc. (Communications Equipment)	298

148	CIT Group, Inc. (Banks)	7

3,259	Citigroup, Inc. (Banks)	225

650	Citizens Financial Group, Inc. (Banks)	23

186	Citrix Systems, Inc. (Software)	18

510	CME Group, Inc. (Capital Markets)	107

399	CMS Energy Corp. (Multi-Utilities)	26

243	Cognex Corp. (Electronic Equipment, Instruments & Components)	12

809	Cognizant Technology Solutions Corp. (IT Services)	49

1,169	Colgate-Palmolive Co. (Household Products)	87

6,387	Comcast Corp., Class - A (Media)	287

225	Comerica, Inc. (Banks)	15

686	ConAgra Foods, Inc. (Food Products)	21

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

282	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	$19

1,618	ConocoPhillips (Oil, Gas & Consumable Fuels)	92

451	Consolidated Edison, Inc. (Multi-Utilities)	43

235	Constellation Brands, Inc., Class - A (Beverages)	49

140	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	4

290	Copart, Inc. (Commercial Services & Supplies) (a)	23

1,058	Corteva, Inc. (Chemicals)	30

51	CoStar Group, Inc. (Professional Services) (a)	30

619	Costco Wholesale Corp. (Food & Staples Retailing)	178

378	Coty, Inc., Class - A (Personal Products)	4

593	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	83

192	Crown Holdings, Inc. (Containers & Packaging) (a)	13

1,105	CSX Corp. (Road & Rail)	77

211	Cummins, Inc. (Machinery)	34

1,850	CVS Caremark Corp. (Health Care Providers & Services)	118

501	D.R. Horton, Inc. (Household Durables)	25

174	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	21

138	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	8

425	Deere & Co. (Machinery)	72

220	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals) (a)	11

222	Delta Air Lines, Inc. (Airlines)	12

314	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	17

619	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	15

127	Dexcom, Inc. (Health Care Equipment & Supplies) (a)	19

220	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	20

292	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	38

463	Discover Financial Services (Consumer Finance)	38

231	Discovery Communications, Inc., Class - A (Media) (a)	6

509	Discovery Communications, Inc., Class - C (Media) (a)	13

325	Dish Network Corp. (Media) (a)	11

150	DocuSign, Inc. (Software) (a)	9

370	Dollar General Corp. (Multiline Retail)	59

335	Dollar Tree, Inc. (Multiline Retail) (a)	38

1,140	Dominion Resources, Inc. (Multi-Utilities)	91

55	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	13

204	Dover Corp. (Machinery)	20

1,076	Dow, Inc. (Chemicals)	51

281	Dropbox, Inc. (Software) (a)	6

256	DTE Energy Co. (Multi-Utilities)	34

1,037	Duke Energy Corp. (Electric Utilities)	99

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

508	Duke Realty Corp. (Equity Real Estate Investment Trusts)	$17

1,073	DuPont de Nemours, Inc. (Chemicals)	78

378	DXC Technology Co. (IT Services)	11

348	E*Trade Financial Corp. (Capital Markets)	15

206	East West Bancorp, Inc. (Banks)	9

198	Eastman Chemical Co. (Chemicals)	15

170	Eaton Vance Corp. (Capital Markets)	8

1,157	eBay, Inc. (Internet & Direct Marketing Retail)	45

371	Ecolab, Inc. (Chemicals)	73

512	Edison International (Electric Utilities)	39

297	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	65

500	Elanco Animal Health, Inc. (Pharmaceuticals) (a)	13

421	Electronic Arts, Inc. (Entertainment) (a)	41

878	Emerson Electric Co. (Electrical Equipment)	59

267	Entergy Corp. (Electric Utilities)	31

828	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	61

77	EPAM Systems, Inc. (IT Services) (a)	14

170	Equifax, Inc. (Professional Services)	24

119	Equinix, Inc. (Equity Real Estate Investment Trusts)	69

121	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	16

521	Equity Residential (Equity Real Estate Investment Trusts)	45

37	Erie Indemnity Co., Class - A (Insurance)	7

92	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	30

359	Evergy, Inc. (Electric Utilities)	24

447	Eversource Energy (Electric Utilities)	38

177	Exact Sciences Corp. (Biotechnology) (a)	16

1,385	Exelon Corp. (Electric Utilities)	67

204	Expedia, Inc. (Internet & Direct Marketing Retail)	27

243	Expeditors International of Washington, Inc. (Air Freight & Logistics)	18

180	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	21

5,971	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	421

84	F5 Networks, Inc. (Communications Equipment) (a)	12

3,403	Facebook, Inc., Class - A (Interactive Media & Services) (a)	606

54	FactSet Research Systems, Inc. (Capital Markets)	13

807	Fastenal Co. (Trading Companies & Distributors)	26

105	Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	14

357	FedEx Corp. (Air Freight & Logistics)	52

863	Fidelity National Information Services, Inc. (IT Services)	115

1,018	Fifth Third Bancorp (Banks)	28

236	First Republic Bank (Banks)	23

747	FirstEnergy Corp. (Electric Utilities)	36

824	Fiserv, Inc. (IT Services) (a)	85

123	FleetCor Technologies, Inc. (IT Services) (a)	35

175	Flowserve Corp. (Machinery)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

207	Fluor Corp. (Construction & Engineering)	$4

188	FMC Corp. (Chemicals)	16

389	FNF Group (Insurance)	17

5,585	Ford Motor Co. (Automobiles)	51

199	Fortinet, Inc. (Software) (a)	15

424	Fortive Corp. (Machinery)	29

199	Fortune Brands Home & Security, Inc. (Building Products)	11

497	Fox Corp., Class - A (Media)	16

246	Fox Corp., Class - B (Media)	8

461	Franklin Resources, Inc. (Capital Markets)	13

2,043	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	20

295	Gap, Inc. (Specialty Retail)	5

127	Gartner Group, Inc. (IT Services) (a)	18

839	General Mills, Inc. (Food Products)	46

1,812	General Motors Co. (Automobiles)	68

206	Genuine Parts Co. (Distributors)	21

413	Global Payments, Inc. (IT Services)	66

150	Globe Life, Inc. (Insurance)	14

245	GoDaddy, Inc., Class - A (IT Services) (a)	16

462	Goldman Sachs Group, Inc. (Capital Markets)	96

129	GrubHub, Inc. (Internet & Direct Marketing Retail) (a)	7

269	H&R Block, Inc. (Diversified Consumer Services)	6

1,230	Halliburton Co. (Energy Equipment & Services)	23

530	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	8

231	Harley-Davidson, Inc. (Automobiles)	8

506	Hartford Financial Services Group, Inc. (Insurance)	31

169	Hasbro, Inc. (Leisure Products)	21

392	HCA Holdings, Inc. (Health Care Providers & Services)	47

674	HCP, Inc. (Equity Real Estate Investment Trusts)	24

253	HD Supply Holdings, Inc. (Trading Companies & Distributors) (a)	10

63	HEICO Corp. (Aerospace & Defense)	8

107	HEICO Corp., Class - A (Aerospace & Defense)	10

161	Helmerich & Payne, Inc. (Energy Equipment & Services)	6

226	Henry Schein, Inc. (Health Care Providers & Services) (a)	14

208	Hershey Co. (Food Products)	32

385	Hess Corp. (Oil, Gas & Consumable Fuels)	23

1,977	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	30

391	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	36

231	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	12

378	Hologic, Inc. (Health Care Equipment & Supplies) (a)	19

415	Hormel Foods Corp. (Food Products)	18

1,046	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	18

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

2,157	HP, Inc. (Technology Hardware, Storage & Peripherals)	$41

194	Humana, Inc. (Health Care Providers & Services)	50

123	Hunt (JB) Transportation Services, Inc. (Road & Rail)	14

1,477	Huntington Bancshares, Inc. (Banks)	21

107	IDEX Corp. (Machinery)	18

121	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	33

460	Illinois Tool Works, Inc. (Machinery)	72

210	Illumina, Inc. (Life Sciences Tools & Services) (a)	63

257	Incyte Corp. (Biotechnology) (a)	19

98	Ingredion, Inc. (Food Products)	8

6,314	Intel Corp. (Semiconductors & Semiconductor Equipment)	325

110	InterActive Corp. (Interactive Media & Services) (a)	24

792	Intercontinental Exchange Group, Inc. (Capital Markets)	73

1,249	International Business Machines Corp. (IT Services)	182

143	International Flavors & Fragrances, Inc. (Chemicals)	18

536	International Paper Co. (Containers & Packaging)	22

370	Intuit, Inc. (Software)	98

163	Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (a)	88

630	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	19

186	Ionis Pharmaceuticals, Inc. (Biotechnology) (a)	11

53	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (a)	7

237	IQVIA Holdings, Inc. (Life Sciences Tools & Services) (a)	35

406	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	13

109	Jack Henry & Associates, Inc. (IT Services)	16

198	Jacobs Engineering Group, Inc. (Construction & Engineering)	18

90	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	12

378	Jefferies Financial Group, Inc. (Diversified Financial Services)	7

1,119	Johnson Controls International PLC (Building Products)	49

73	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	10

4,578	JPMorgan Chase & Co. (Banks)	538

493	Juniper Networks, Inc. (Communications Equipment)	12

143	Kansas City Southern (Road & Rail)	19

371	Kellogg Co. (Food Products)	24

1,422	KeyCorp (Banks)	25

264	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components) (a)	26

492	Kimberly-Clark Corp. (Household Products)	70

598	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	12

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

2,910	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	$60

687	KKR & Co., Inc., Class - A (Capital Markets)	18

231	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	37

193	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	7

220	Kohl’s Corp. (Multiline Retail)	11

343	L Brands, Inc. (Specialty Retail)	7

139	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	23

215	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	50

207	Lamb Weston Holding, Inc. (Food Products)	15

491	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	28

84	Lear Corp. (Auto Components)	10

193	Leggett & Platt, Inc. (Household Durables)	8

405	Lennar Corp., Class - A (Household Durables)	23

50	Lennox International, Inc. (Building Products)	12

151	Liberty Broadband, Class - C (Media) (a)	16

288	Liberty Media Group, Class - C (Entertainment) (a)	12

211	Liberty Property Trust (Equity Real Estate Investment Trusts)	11

110	Liberty SiriusXM Group, Class - A (Media) (a)	5

240	Liberty SiriusXM Group, Class - C (Media) (a)	10

289	Lincoln National Corp. (Insurance)	17

209	Live Nation Entertainment, Inc. (Entertainment) (a)	14

448	LKQ Corp. (Distributors) (a)	14

395	Loews Corp. (Insurance)	20

1,118	Lowe’s Companies, Inc. (Specialty Retail)	123

186	M&T Bank Corp. (Banks)	29

437	Macy’s, Inc. (Multiline Retail)	7

89	ManpowerGroup, Inc. (Professional Services)	7

1,217	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	15

963	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	59

20	Markel Corp. (Insurance) (a)	24

53	MarketAxess Holdings, Inc. (Capital Markets)	17

396	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	49

722	Marsh & McLennan Companies, Inc. (Insurance)	73

89	Martin Marietta Materials, Inc. (Construction Materials)	24

416	Masco Corp. (Building Products)	17

1,282	MasterCard, Inc., Class - A (IT Services)	348

385	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	22

173	McCormick & Company, Inc. (Food Products)	27

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,077	McDonald’s Corp. (Hotels, Restaurants & Leisure)	$232

270	McKesson Corp. (Health Care Providers & Services)	37

61	MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	34

1,163	MetLife, Inc. (Insurance)	55

35	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	25

719	MGM Resorts International (Hotels, Restaurants & Leisure)	20

333	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	31

1,553	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	67

10,295	Microsoft Corp. (Software)	1,431

161	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	21

87	Mohawk Industries, Inc. (Household Durables) (a)	11

268	Molson Coors Brewing Co., Class - B (Beverages)	15

2,036	Mondelez International, Inc., Class - A (Food Products)	114

58	MongoDB, Inc. (IT Services) (a)	7

574	Monster Beverage Corp. (Beverages) (a)	33

242	Moody’s Corp. (Capital Markets)	50

1,770	Morgan Stanley (Capital Markets)	76

231	Motorola Solutions, Inc. (Communications Equipment)	39

119	MSCI, Inc. Common (Capital Markets)	26

544	National Oilwell Varco, Inc. (Energy Equipment & Services)	12

229	National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	13

247	Nektar Therapeutics (Pharmaceuticals) (a)	4

348	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	18

622	Netflix, Inc. (Entertainment) (a)	166

1,150	Newmont Mining Corp. (Metals & Mining)	44

568	News Corp., Inc., Class - A (Media)	8

681	NextEra Energy, Inc. (Electric Utilities)	159

505	Nielsen Holdings PLC (Professional Services)	11

1,770	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	167

526	NiSource, Inc. (Multi-Utilities)	16

684	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	15

136	Nordstrom, Inc. (Multiline Retail)	5

382	Norfolk Southern Corp. (Road & Rail)	69

292	Northern Trust Corp. (Capital Markets)	27

307	Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure) (a)	16

398	NRG Energy, Inc., Class - C (Independent Power and Renewable Electricity Producers)	16

431	Nucor Corp. (Metals & Mining)	22

821	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	143

5	NVR, Inc. (Household Durables) (a)	19

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,289	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	$57

283	OGE Energy Corp. (Electric Utilities)	13

143	Okta, Inc. (IT Services) (a)	14

92	Old Dominion Freight Line, Inc. (Road & Rail)	16

316	Omnicom Group, Inc. (Media)	25

581	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment) (a)	11

579	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	43

3,370	Oracle Corp. (Software)	185

110	O’Reilly Automotive, Inc. (Specialty Retail) (a)	44

156	Owens Corning, Inc. (Building Products)	10

488	PACCAR, Inc. (Machinery)	34

134	Packaging Corporation of America (Containers & Packaging)	14

132	Palo Alto Networks, Inc. (Communications Equipment) (a)	27

182	Parker Hannifin Corp. (Machinery)	33

413	Parsley Energy, Inc., Class - A (Oil, Gas & Consumable Fuels)	7

455	Paychex, Inc. (IT Services)	38

71	PAYCOM Software, Inc. (Software) (a)	15

1,588	PayPal Holdings, Inc. (IT Services) (a)	165

565	People’s United Financial, Inc. (Banks)	9

1,977	PepsiCo, Inc. (Beverages)	271

652	Phillips 66 (Oil, Gas & Consumable Fuels)	67

158	Pinnacle West Capital Corp. (Electric Utilities)	15

237	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	30

191	Plains GP Holdings LP, Class - A (Oil, Gas & Consumable Fuels)	4

634	PNC Financial Services Group, Inc. (Banks)	89

85	Polaris Industries, Inc. (Leisure Products)	7

332	PPG Industries, Inc. (Chemicals)	39

1,015	PPL Corp. (Electric Utilities)	32

392	Principal Financial Group, Inc. (Insurance)	22

900	Prologis, Inc. (Equity Real Estate Investment Trusts)	77

585	Prudential Financial, Inc. (Insurance)	53

159	PTC, Inc. (Software) (a)	11

711	Public Service Enterprise Group, Inc. (Multi-Utilities)	44

226	Public Storage (Equity Real Estate Investment Trusts)	55

373	PulteGroup, Inc. (Household Durables)	14

107	PVH Corp. (Textiles, Apparel & Luxury Goods)	9

174	Qorvo, Inc. (Semiconductors & Semiconductor Equipment) (a)	13

1,726	Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	132

189	Quest Diagnostics, Inc. (Health Care Providers & Services)	20

598	Qurate Retail, Inc. (Internet & Direct Marketing Retail) (a)	6

77	Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	7

180	Raymond James Financial, Inc. (Capital Markets)	15

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

445	Realty Income Corp. (Equity Real Estate Investment Trusts)	$34

237	Regency Centers Corp. (Equity Real Estate Investment Trusts)	16

1,436	Regions Financial Corp. (Banks)	23

89	Reinsurance Group of America (Insurance)	14

317	Republic Services, Inc., Class - A (Commercial Services & Supplies)	27

202	ResMed, Inc. (Health Care Equipment & Supplies)	27

174	Robert Half International, Inc. (Professional Services)	10

169	Rockwell Automation, Inc. (Electrical Equipment)	28

119	Roku, Inc. (Household Durables) (a)	12

217	Rollins, Inc. (Commercial Services & Supplies)	7

148	Roper Industries, Inc. (Industrial Conglomerates)	53

530	Ross Stores, Inc. (Specialty Retail)	58

346	S&P Global, Inc. (Capital Markets)	85

403	Sabre Corp. (IT Services)	9

1,172	Salesforce.com, Inc. (Software) (a)	174

93	Sarepta Therapeutics, Inc. (Biotechnology) (a)	7

159	SBA Communications Corp. (Equity Real Estate Investment Trusts)	38

1,978	Schlumberger Ltd. (Energy Equipment & Services)	68

363	Seagate Technology Holdings, Inc. (Technology Hardware, Storage & Peripherals)	20

221	Sealed Air Corp. (Containers & Packaging)	9

160	Seattle Genetics, Inc. (Biotechnology) (a)	14

185	SEI Investments Co. (Capital Markets)	11

392	Sempra Energy (Multi-Utilities)	58

258	ServiceNow, Inc. (Software) (a)	65

80	Signature Bank (Banks)	10

442	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	69

2,349	Sirius XM Holdings, Inc. (Media)	15

246	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	19

119	SL Green Realty Corp. (Equity Real Estate Investment Trusts)	10

962	Snap, Inc., Class - A (Interactive Media & Services) (a)	15

79	Snap-on, Inc. (Machinery)	12

182	Southwest Airlines Co. (Airlines)	10

9	Spectrum Brands Holdings, Inc. (Household Products)	—

150	Spirit Aerosystems Holdings, Inc., Class - A (Aerospace & Defense)	12

208	Splunk, Inc. (Software) (a)	25

1,198	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7

461	Square, Inc., Class - A (IT Services) (a)	29

319	SS&C Technologies Holdings, Inc. (Software)	16

213	Stanley Black & Decker, Inc. (Machinery)	31

1,706	Starbucks Corp. (Hotels, Restaurants & Leisure)	151

544	State Street Corp. (Capital Markets)	32

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

318	Steel Dynamics, Inc. (Metals & Mining)	$9

478	Stryker Corp. (Health Care Equipment & Supplies)	104

122	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	18

624	SunTrust Banks, Inc. (Banks)	43

75	SVB Financial Group (Banks) (a)	16

903	Symantec Corp. (Software)	21

900	Synchrony Financial (Consumer Finance)	31

211	Synopsys, Inc. (Software) (a)	29

686	Sysco Corp. (Food & Staples Retailing)	54

338	T. Rowe Price Group, Inc. (Capital Markets)	39

160	Take-Two Interactive Software, Inc. (Entertainment) (a)	20

411	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	11

325	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	13

719	Target Corp. (Multiline Retail)	76

397	TD Ameritrade Holding Corp. (Capital Markets)	19

65	Teleflex, Inc. (Health Care Equipment & Supplies)	22

183	Tesla Motors, Inc. (Automobiles) (a)	44

1,322	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	171

985	The AES Corp. (Independent Power and Renewable Electricity Producers)	16

1,714	The Charles Schwab Corp. (Capital Markets)	72

181	The Clorox Co. (Household Products)	27

5,717	The Coca-Cola Co. (Beverages)	312

1,553	The Home Depot, Inc. (Specialty Retail)	361

546	The Interpublic Group of Companies, Inc. (Media)	12

161	The J.M. Smucker Co. (Food Products)	18

945	The Kraft Heinz Co. (Food Products)	26

1,147	The Kroger Co. (Food & Staples Retailing)	30

143	The Macerich Co. (Equity Real Estate Investment Trusts)	5

79	The Middleby Corp. (Machinery) (a)	9

519	The Mosaic Co. (Chemicals)	11

163	The Nasdaq OMX Group, Inc. (Capital Markets)	16

834	The Progressive Corp. (Insurance)	64

117	The Sherwin-Williams Co. (Chemicals)	64

1,477	The Southern Co. (Electric Utilities)	91

1,704	The TJX Companies, Inc. (Specialty Retail)	95

377	The Travelers Companies, Inc. (Insurance)	56

2,539	The Walt Disney Co. (Entertainment)	332

1,703	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	41

155	Tiffany & Co. (Specialty Retail)	14

479	T-Mobile USA, Inc. (Wireless Telecommunication Services) (a)	38

171	Tractor Supply Co. (Specialty Retail)	15

67	TransDigm Group, Inc. (Aerospace & Defense)	36

263	TransUnion Holding Company, Inc. (Professional Services)	21

356	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	14

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

158	TripAdvisor, Inc. (Interactive Media & Services) (a)	$6

157	Twilio, Inc., Class - A (IT Services) (a)	17

1,026	Twitter, Inc. (Interactive Media & Services) (a)	42

416	Tyson Foods, Inc., Class - A (Food Products)	36

2,127	U.S. Bancorp (Banks)	118

262	Uber Technologies, Inc. (Road & Rail) (a)	8

390	UDR, Inc. (Equity Real Estate Investment Trusts)	19

290	UGI Corp. (Gas Utilities)	15

79	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	20

277	Under Armour, Inc., Class - A (Textiles, Apparel & Luxury Goods) (a)	6

285	Under Armour, Inc., Class - C (Textiles, Apparel & Luxury Goods) (a)	5

997	Union Pacific Corp. (Road & Rail)	160

98	United Continental Holdings, Inc. (Airlines) (a)	9

993	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	119

113	United Rentals, Inc. (Trading Companies & Distributors) (a)	14

1,341	UnitedHealth Group, Inc. (Health Care Providers & Services)	292

118	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	18

305	Unum Group (Insurance)	9

473	V.F. Corp. (Textiles, Apparel & Luxury Goods)	42

58	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	13

587	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	50

128	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	15

177	Veeva Systems, Inc. (Health Care Technology) (a)	27

502	Ventas, Inc. (Equity Real Estate Investment Trusts)	37

1,371	VEREIT, Inc. (Equity Real Estate Investment Trusts)	13

152	VeriSign, Inc. (IT Services) (a)	29

5,834	Verizon Communications, Inc. (Diversified Telecommunication Services)	352

219	Versik Analytics, Inc., Class - A (Professional Services)	35

365	Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	62

500	Viacom, Inc., Class - B (Entertainment)	12

2,454	Visa, Inc., Class - A (IT Services)	421

517	Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	14

117	VMware, Inc., Class - A (Software)	18

243	Vornado Realty Trust (Equity Real Estate Investment Trusts)	15

207	Voya Financial, Inc. (Diversified Financial Services)	11

186	Vulcan Materials Co. (Construction Materials)	29

207	W.R. Berkley Corp. (Insurance)	15

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

69	W.W. Grainger, Inc. (Trading Companies & Distributors)	$21

73	WABCO Holdings, Inc. (Machinery) (a)	10

267	Wabtec Corp. (Machinery)	19

1,088	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	60

2,021	Wal-Mart Stores, Inc. (Food & Staples Retailing)	240

605	Waste Management, Inc. (Commercial Services & Supplies)	70

101	Waters Corp. (Life Sciences Tools & Services) (a)	23

85	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail) (a)	10

444	WEC Energy Group, Inc. (Multi-Utilities)	42

70	WellCare Health Plans, Inc. (Health Care Providers & Services) (a)	18

6,021	Wells Fargo & Co. (Banks)	303

569	Welltower, Inc. (Equity Real Estate Investment Trusts)	52

411	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	25

617	Western Union Co. (IT Services)	14

48	Westlake Chemical Corp. (Chemicals)	3

362	WestRock Co. (Containers & Packaging)	13

1,052	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	29

90	Whirlpool Corp. (Household Durables)	14

227	Workday, Inc., Class - A (Software) (a)	39

235	WP Carey, Inc. (Equity Real Estate Investment Trusts)	21

137	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	15

723	Xcel Energy, Inc. (Electric Utilities)	47

331	Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	10

356	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	34

123	XPO Logistics, Inc. (Air Freight & Logistics) (a)	9

254	Xylem, Inc. (Machinery)	20

431	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	49

333	Zayo Group Holdings, Inc. (Diversified Telecommunication Services) (a)	11

77	Zebra Technologies Corp., Class - A (Electronic Equipment, Instruments & Components) (a)	16

185	Zillow Group, Inc., Class - C (Interactive Media & Services) (a)	6

288	Zimmer Holdings, Inc. (Health Care Equipment & Supplies)	40

264	Zions Bancorp (Banks)	12

683	Zoetis, Inc. (Pharmaceuticals)	85

		31,183

	Total Common Stocks	51,348

	Preferred Stocks — 0.17%

	Germany — 0.17%

70	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	4

Shares	Security Description	Value (000)

	Preferred Stocks (continued)

	Germany (continued)

87	Fuchs Petrolub AG — Preferred (Chemicals)	$3

251	Henkel AG & Co. KGaA — Preferred (Household Products)	25

217	Porsche Automobil Holding SE — Preferred (Automobiles)	14

261	Volkswagen AG — Preferred (Automobiles)	44

	Total Preferred Stocks	90

	Right — 0.00%

	Australia — 0.00%

39	Harvey Norman Holdings Ltd. (Multiline Retail) (a)	—

	Total Right	—

	Investment Companies — 0.14%

5,333	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(c)	5

64,261	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (c)	65

	Total Investment Companies	70

Principal Amount (000)

	Repurchase Agreement — 0.03%

$17	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $16,734 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $17,068) ^^	17

	Total Repurchase Agreement	17

	Total Investments (cost $49,509) — 99.70%	51,525

	Other assets in excess of liabilities — 0.30%	157

	Net Assets — 100.00%	$51,682

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $21 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

As of September 30, 2019, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 94.73%

	Australia — 2.95%

20,557	AGL Energy Ltd. (Multi-Utilities)	$266

172,848	Alumina Ltd. (Metals & Mining)	276

53,970	AMP Ltd. (Diversified Financial Services)	66

37,434	APA Group (Gas Utilities)	289

128,105	Aurizon Holdings Ltd. (Road & Rail)	510

78,246	AusNet Services (Electric Utilities)	96

72,126	Australia & New Zealand Banking Group Ltd. (Banks)	1,388

11,383	Bank of Queensland Ltd. (Banks)	76

13,332	Bendigo & Adelaide Bank Ltd. (Banks)	103

178,396	BHP Billiton Ltd. (Metals & Mining)	4,420

138,339	BHP Group PLC (Metals & Mining)	2,946

69,254	Boral Ltd. (Construction Materials)	226

16,305	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	290

8,572	Challenger Ltd. (Diversified Financial Services)	43

6,155	CIMIC Group Ltd. (Construction & Engineering)	131

40,184	Coca-Cola Amatil Ltd. (Beverages)	289

42,189	Commonwealth Bank of Australia (Banks)	2,302

27,743	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	226

64,257	GPT Group (Equity Real Estate Investment Trusts)	267

46,399	Harvey Norman Holdings Ltd. (Multiline Retail)	142

59,653	Insurance Australia Group Ltd. (Insurance)	318

5,429	Macquarie Group Ltd. (Capital Markets)	480

64,561	National Australia Bank Ltd. (Banks)	1,294

22,320	Rio Tinto Ltd. (Metals & Mining)	1,396

175,088	Scentre Group (Equity Real Estate Investment Trusts)	465

296,218	South32 Ltd. (Metals & Mining)	524

87,746	Stockland Trust Group (Equity Real Estate Investment Trusts)	269

32,110	Suncorp Group Ltd. (Insurance) (a)	296

129,467	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	423

121,722	Vicinity Centres (Equity Real Estate Investment Trusts)	211

64,961	Wesfarmers Ltd. (Food & Staples Retailing)	1,745

82,489	Westpac Banking Corp. (Banks)	1,650

56,377	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,231

		24,654

	Austria — 0.12%

4,423	ANDRITZ AG (Machinery)	181

6,667	Erste Group Bank AG (Banks)	220

8,360	OMV AG (Oil, Gas & Consumable Fuels)	449

6,887	Voestalpine AG (Metals & Mining)	158

		1,008

	Belgium — 0.36%

7,276	Ageas (Insurance)	403

8,162	Belgacom SA (Diversified Telecommunication Services)	242

2,174	Groupe Bruxelles Lambert SA (Diversified Financial Services)	209

9,827	KBC Groep N.V. (Banks)	638

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Belgium (continued)

7,523	Solvay SA (Chemicals)	$779

20,206	Umicore SA (Chemicals)	763

		3,034

	Bermuda — 0.02%

47,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	129

	Brazil — 0.66%

86,295	B3 SA - Brasil Bolsa Balcao (Capital Markets)	906

87,800	Petrobras Distribuidora SA (Specialty Retail) (b)	582

278,681	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	4,033

		5,521

	Canada — 2.17%

31,785	Canadian Imperial Bank of Commerce (Banks)	2,623

16,376	Canadian National Railway Co. (Road & Rail)	1,472

22,609	Dollarama, Inc. (Multiline Retail)	810

1,164,953	Encana Corp. (Oil, Gas & Consumable Fuels)	5,337

115,870	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	4,113

182,780	Manulife Financial Corp. (Insurance)	3,353

5,300	TMX Group Ltd. (Capital Markets)	457

		18,165

	Cayman Islands — 0.07%

73,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	604

	China — 2.14%

57,581	Baidu, Inc., ADR (Interactive Media & Services) (a)	5,917

1,216,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,831

1,131,863	China Mobile Ltd. (Wireless Telecommunication Services)	9,365

249,400	Sinopharm Group Co. (Health Care Providers & Services)	781

		17,894

	Denmark — 1.47%

126	A.P. Moller - Maersk A/S, Class - A (Marine)	134

316	A.P. Moller - Maersk A/S, Class - B (Marine)	358

3,003	Carlsberg A/S, Class - B (Beverages)	444

5,010	Christian Hansen Holding A/S (Chemicals)	425

16,524	Danske Bank A/S (Banks)	230

2,054	DSV A/S (Road & Rail)	195

20,993	Genmab A/S (Biotechnology) (a)	4,262

3,479	H. Lundbeck A/S (Pharmaceuticals)	116

10,548	ISS A/S (Commercial Services & Supplies)	261

106,715	Novo Nordisk A/S, Class - B (Pharmaceuticals)	5,488

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Denmark (continued)

7,101	Pandora A/S (Textiles, Apparel & Luxury Goods)	$285

3,005	Tryg A/S (Insurance)	86

		12,284

	Finland — 0.55%

17,096	Fortum Oyj (Electric Utilities)	404

25,874	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	856

10,167	Nokian Renkaat Oyj (Auto Components)	287

1,622	Nordea Bank Abp (Banks)	11

117,285	Nordea Bank Abp (Banks)	832

13,363	Sampo Oyj, Class - A (Insurance)	531

44,232	Stora Enso Oyj, R Shares (Paper & Forest Products)	533

39,555	UPM-Kymmene Oyj (Paper & Forest Products)	1,170

		4,624

	France — 8.72%

27,380	Air France-KLM (Airlines) (a)	287

54,964	Air Liquide SA (Chemicals)	7,822

23,742	Amundi SA (Capital Markets)	1,656

4,587	Arkema SA (Chemicals)	428

6,536	Atos SE (IT Services)	461

50,675	AXA SA (Insurance)	1,294

254,622	BNP Paribas (Banks)	12,394

14,336	Bouygues SA (Construction & Engineering)	574

186,172	Carrefour SA (Food & Staples Retailing) ^	3,258

3,791	Casino Guichard-Perrachon SA (Food & Staples Retailing) ^	181

4,471	CNP Assurances (Insurance)	86

33,512	Compagnie de Saint-Gobain (Building Products)	1,315

11,495	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	1,282

28,876	Credit Agricole SA (Banks)	351

18,311	Danone SA (Food Products)	1,613

23,790	Eiffage SA (Construction & Engineering) (b)	2,466

20,990	Electricite de France SA (Electric Utilities)	235

61,878	ENGIE (Multi-Utilities)	1,011

11,640	Eutelsat Communications (Media)	217

1,660	Fonciere des Regions (Equity Real Estate Investment Trusts)	176

1,607	Gecina SA (Equity Real Estate Investment Trusts)	253

1,305	Icade (Equity Real Estate Investment Trusts)	117

2,543	Imerys SA (Construction Materials)	102

17,537	Ingenico Group SA (Electronic Equipment, Instruments & Components) ^	1,711

7,203	Klepierre (Equity Real Estate Investment Trusts)	245

27,890	Natixism SA (Capital Markets)	116

67,289	Orange SA (Diversified Telecommunication Services)	1,056

39,690	Peugeot SA (Automobiles)	989

12,752	Publicis Groupe (Media)	627

13,222	Renault SA (Automobiles)	759

11,616	Safran SA (Aerospace & Defense)	1,829

60,406	Sanofi-Aventis (Pharmaceuticals)	5,600

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

45,646	Schneider Electric SA (Electrical Equipment)	$4,004

4,329	SCOR SE (Insurance)	179

1,928	Societe BIC SA (Commercial Services & Supplies)	129

19,320	Societe Generale (Banks)	529

12,673	Suez Environnement Co. (Multi-Utilities)	199

243,158	Total SA (Oil, Gas & Consumable Fuels)	12,688

4,840	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	704

16,828	Valeo SA (Auto Components)	546

18,388	Veolia Environnement (Multi-Utilities)	466

27,766	Vinci SA (Construction & Engineering)	2,991

		72,946

	Germany — 11.67%

28,326	Allianz SE (Insurance)	6,602

21,802	Aroundtown SA (Real Estate Management & Development)	178

213,399	BASF SE (Chemicals)	14,912

94,451	Bayer AG (Pharmaceuticals)	6,659

14,980	Bayerische Motoren Werke AG (Automobiles)	1,054

9,194	Beiersdorf AG (Personal Products)	1,084

4,962	Continental AG (Auto Components)	636

8,401	Covestro AG (Chemicals)	416

41,140	Daimler AG, Registered Shares (Automobiles)	2,046

83,210	Deutsche Boerse AG (Capital Markets)	13,004

11,602	Deutsche Lufthansa AG, Registered Shares (Airlines)	184

398,198	Deutsche Post AG (Air Freight & Logistics)	13,299

74,003	Deutsche Telekom AG (Diversified Telecommunication Services)	1,242

50,300	E.ON AG (Multi-Utilities)	489

8,833	Evonik Industries AG (Chemicals)	218

7,341	GEA Group AG (Machinery)	198

1,115	Hannover Rueckversicherung AG (Insurance)	188

6,546	HeidelbergCement AG (Construction Materials)	473

1,149	Hochtief AG (Construction & Engineering)	131

3,148	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	169

25,352	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	456

8,390	Metro AG (Food & Staples Retailing)	132

2,540	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	657

95,595	SAP SE (Software)	11,239

82,659	Siemens AG (Industrial Conglomerates)	8,851

21,520	Symrise AG (Chemicals)	2,091

22,288	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	62

31,235	TUI AG (Hotels, Restaurants & Leisure)	363

4,767	Uniper SE (Independent Power and Renewable Electricity Producers)	156

1,532	Volkswagen AG (Automobiles)	263

63,945	Wirecard AG (IT Services)	10,227

		97,679

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong — 2.01%

774,680	AIA Group Ltd. (Insurance) (b)	$7,320

19,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	238

78,055	BOC Hong Kong (Holdings) Ltd. (Banks)	265

334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers) (a)	—

77,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	521

149,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	1,316

19,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	131

46,093	CLP Holdings Ltd. (Electric Utilities)	485

69,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	158

15,506	Hang Seng Bank Ltd. (Banks)	335

52,619	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	245

87,073	HK Electric Investments Ltd. (Electric Utilities)	83

121,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	192

37,100	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	209

19,000	Hysan Development Co. (Real Estate Management & Development)	77

24,000	Kerry Properties Ltd. (Real Estate Management & Development)	74

201,483	New World Development Co. Ltd. (Real Estate Management & Development)	262

77,000	NWS Holdings Ltd. (Industrial Conglomerates)	119

134,000	PCCW Ltd. (Diversified Telecommunication Services)	75

39,224	Power Assets Holdings Ltd. (Electric Utilities)	263

134,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	609

107,205	Sino Land Co. Ltd. (Real Estate Management & Development)	161

44,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	636

12,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	112

27,400	The Bank of East Asia Ltd. (Banks)	67

59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	655

44,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	96

604,500	WH Group Ltd. (Food Products)	541

34,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	186

28,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	160

633,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	1,237

		16,828

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Ireland (Republic of) — 1.84%

9,155	AIB Group PLC (Banks)	$27

105,718	Amarin Corp. PLC, ADR (Biotechnology) (a)	1,603

13,014	Bank of Ireland Group PLC (Banks)	52

24,053	CRH PLC (Construction Materials)	828

77,209	Experian PLC (Professional Services)	2,467

50,991	Medtronic PLC (Health Care Equipment & Supplies)	5,538

2,451	Paddy Power PLC (Hotels, Restaurants & Leisure)	229

67,040	Ryanair Holdings PLC, ADR (Airlines) (a)	4,450

7,193	Smurfit Kappa Group PLC (Containers & Packaging)	214

		15,408

	Isle of Man — 0.04%

38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)	349

	Israel — 0.29%

1,711	Azrieli Group (Real Estate Management & Development)	134

40,849	Bank Leumi Le (Banks)	290

992	Elbit Systems Ltd. (Aerospace & Defense)	164

99,530	Israel Chemicals Ltd. (Chemicals)	494

19,213	Israel Discount Bank, Class - A (Banks)	85

8,595	Nice Systems Ltd., ADR (Software) (a)	1,237

		2,404

	Italy — 2.85%

184,386	Assicurazioni Generali SpA (Insurance)	3,572

202,756	Enel SpA (Electric Utilities)	1,514

126,427	Eni SpA (Oil, Gas & Consumable Fuels)	1,934

1,741,457	Intesa Sanpaolo SpA (Banks)	4,129

12,985	Mediobanca SpA (Banks)	142

10,356	Poste Italiane SpA (Insurance)	118

111,085	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	561

169,150	Telecom Italia SpA (Diversified Telecommunication Services)	92

37,671	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	242

982,717	Unicredit SpA (Banks)	11,588

		23,892

	Japan — 15.74%

2,861	AEON Credit Service Co. Ltd. (Consumer Finance)	43

9,300	Aisin Seiki Co. Ltd. (Auto Components)	292

13,300	ALPS Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	248

20,100	Amada Holdings Co. Ltd. (Machinery)	216

2,816	Aozora Bank Ltd. (Banks)	70

9,845	Asahi Glass Co. Ltd. (Building Products)	305

71,300	Asahi Kasei Corp. (Chemicals)	702

105,800	Astellas Pharma, Inc. (Pharmaceuticals)	1,506

34,511	Bridgestone Corp. (Auto Components)	1,335

14,000	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	253

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

56,810	Canon, Inc. (Technology Hardware, Storage & Peripherals)	$1,514

12,600	Casio Computer Co. Ltd. (Household Durables) ^	195

700	Century Tokyo Leasing Corp. (Diversified Financial Services)	32

18,500	Chubu Electric Power Company, Inc. (Electric Utilities)	267

40,800	Coca-Cola West Co. Ltd. (Beverages)	915

25,300	Concordia Financial Group Ltd. (Banks)	97

2,800	Credit Saison Co. Ltd. (Consumer Finance)	38

13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	345

15,700	Daicel Corp. (Chemicals)	133

12,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	787

1,779	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	227

15,550	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	505

54	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	152

24,900	Daiwa Securities Group, Inc. (Capital Markets)	111

24,700	Denso Corp. (Auto Components)	1,085

6,400	Dentsu, Inc. (Media)	225

71,600	East Japan Railway Co. (Road & Rail)	6,829

14,000	Eisai Co. Ltd. (Pharmaceuticals)	711

4,700	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	107

51,100	Fanuc Ltd. (Machinery)	9,614

35,398	Fuji Heavy Industries Ltd. (Automobiles)	995

21,800	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	956

10,900	Fujitsu Ltd. (IT Services)	873

3,277	Fukuoka Financial Group, Inc. (Banks)	62

16,700	Hino Motors Ltd. (Machinery)	137

1,600	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	196

6,800	Hitachi Construction Machinery Co. Ltd. (Machinery) ^	164

4,200	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	242

55,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,066

12,600	Hitachi Metals Ltd. (Metals & Mining)	136

95,041	Honda Motor Co. Ltd. (Automobiles)	2,460

8,800	Hulic Co. Ltd. (Real Estate Management & Development)	90

10,640	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	301

8,600	IHI Corp. (Machinery)	187

9,900	Iida Group Holdings Co. Ltd. (Household Durables) ^	161

31,900	Isuzu Motors Ltd. (Automobiles)	351

80,017	ITOCHU Corp. (Trading Companies & Distributors)	1,651

14,700	J. Front Retailing Co. Ltd. (Multiline Retail)	172

6,800	Japan Airlines Co. Ltd. (Airlines)	202

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

8,200	Japan Exchange Group, Inc. (Capital Markets)	$129

10,500	Japan Post Bank Co. Ltd. (Banks) ^	102

34,000	Japan Post Holdings Co. Ltd. (Insurance)	313

17	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	81

38	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	254

84	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	178

68,000	Japan Tobacco, Inc. (Tobacco)	1,488

27,500	JFE Holdings, Inc. (Metals & Mining) ^	331

15,779	JS Group Corp. (Building Products)	277

11,354	JSR Corp. (Chemicals)	182

12,800	JTEKT Corp. (Machinery)	147

188,757	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	859

26,000	Kajima Corp. (Construction & Engineering)	341

2,800	Kaneka Corp. (Chemicals)	87

8,500	Kawasaki Heavy Industries Ltd. (Machinery) ^	188

342,000	KDDI Corp. (Wireless Telecommunication Services)	8,937

46,400	Kirin Holdings Co. Ltd. (Beverages)	982

52,345	Komatsu Ltd. (Machinery)	1,198

27,700	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	193

19,184	Kuraray Co. Ltd. (Chemicals)	235

17,800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,104

11,100	Kyushu Electric Power Co., Inc. (Electric Utilities)	105

9,700	Kyushu Railway Co. (Road & Rail)	309

3,694	Lawson, Inc. (Food & Staples Retailing)	189

90,016	Marubeni Corp. (Trading Companies & Distributors)	598

3,287	Maruichi Steel Tube Ltd. (Metals & Mining)	87

34,600	Mazda Motor Corp. (Automobiles) ^	307

22,300	Mebuki Financial Group, Inc. (Banks)	55

71,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	509

76,945	Mitsubishi Corp. (Trading Companies & Distributors)	1,887

104,900	Mitsubishi Electric Corp. (Electrical Equipment)	1,390

9,800	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	131

17,900	Mitsubishi Heavy Industries Ltd. (Machinery)	701

6,600	Mitsubishi Materials Corp. (Metals & Mining)	178

39,000	Mitsubishi Motors Corp. (Automobiles)	169

15,426	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	169

260,105	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,319

6,600	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	38

92,488	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,513

11,000	Mitsui Chemicals, Inc. (Chemicals)	246

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

518,577	Mizuho Financial Group, Inc. (Banks)	$794

10,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	333

32,300	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,549

6,900	Nabtesco Corp. (Machinery)	213

15,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	633

15,800	NGK Insulators Ltd. (Machinery)	225

9,100	NGK Spark Plug Co. Ltd. (Auto Components)	173

21,000	Nikon Corp. (Household Durables)	262

35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	268

5,684	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	126

4,600	Nippon Express Co. Ltd. (Road & Rail)	234

57	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	156

45,200	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	3,800

45,400	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	632

18,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	868

137,581	Nissan Motor Co. Ltd. (Automobiles) ^	858

9,300	Nitto Denko Corp. (Chemicals) ^	448

3,911	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	84

119	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	215

19,300	Nomura Research Institute Ltd. (IT Services)	384

23,000	NSK Ltd. (Machinery)	194

36,925	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	940

36,300	Obayashi Corp. (Construction & Engineering)	361

49,900	Oji Paper Co. Ltd. (Paper & Forest Products)	233

10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	569

19,100	ORIX Corp. (Diversified Financial Services)	285

11,042	Osaka Gas Co. Ltd. (Gas Utilities)	211

128,200	Panasonic Corp. (Household Durables)	1,038

7,400	Park24 Co. Ltd. (Commercial Services & Supplies)	172

5,300	Pola Orbis Holdings, Inc. (Personal Products)	119

32,230	Recruit Holdings Co. Ltd. (Professional Services) (b)	980

49,738	Resona Holdings, Inc. (Banks)	213

38,883	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	350

5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	427

3,715	Sankyo Co. Ltd. (Leisure Products)	128

3,500	SBI Holdings, Inc. (Capital Markets)	75

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

10,800	Sega Sammy Holdings, Inc. (Leisure Products)	$151

16,596	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals) ^	233

21,600	Sekisui Chemical Co. Ltd. (Household Durables)	334

35,552	Sekisui House Ltd. (Household Durables)	699

41,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,598

14,200	Seven Bank Ltd. (Banks)^	39

47,770	Softbank Corp. (Wireless Telecommunication Services) ^	647

80,100	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	3,346

4,508	Sony Financial Holdings, Inc. (Insurance)	98

86,600	Sumitomo Chemical Co. Ltd. (Chemicals)	389

67,086	Sumitomo Corp. (Trading Companies & Distributors)	1,047

43,100	Sumitomo Electric Industries Ltd. (Auto Components)	547

6,700	Sumitomo Heavy Industries Ltd. (Machinery)	198

139,148	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,756

7,383	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	266

11,191	Sumitomo Rubber Industries Ltd. (Auto Components)	133

13,500	T&D Holdings, Inc. (Insurance)	143

11,300	Taisei Corp. (Construction & Engineering)	437

161,700	Taiyo Nippon Sanso Corp. (Chemicals)	3,264

417,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	14,256

7,000	TDK Corp. (Electronic Equipment, Instruments & Components)	626

11,200	Teijin Ltd. (Chemicals)	215

12,900	The Chiba Bank Ltd. (Banks)	66

9,242	The Chugoku Electric Power Company, Inc. (Electric Utilities)	119

23,500	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	354

20,900	The Kansai Electric Power Co., Inc. (Electric Utilities)	234

13,900	The Shizuoka Bank Ltd. (Banks)	104

7,200	The Yokohama Rubber Co. Ltd. (Auto Components)	144

8,000	THK Co. Ltd. (Machinery)	210

12,800	Tohoku Electric Power Co., Inc. (Electric Utilities)	125

13,800	Tokio Marine Holdings, Inc. (Insurance)	738

8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,674

19,500	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	124

15,300	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	271

15,400	Tosoh Corp. (Chemicals) ^	203

3,900	Toyoda Gosei Co. Ltd. (Auto Components)	78

8,400	Toyota Industries Corp. (Auto Components)	482

70,300	Toyota Motor Corp. (Automobiles)	4,693

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

11,670	Toyota Tsusho Corp. (Trading Companies & Distributors)	$376

7,327	Trend Micro, Inc. (Software)	348

87	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	167

13,000	USS Co. Ltd. (Specialty Retail)	252

153,500	Yahoo Japan Corp. (Interactive Media & Services)	432

38,400	Yamada Denki Co. Ltd. (Specialty Retail)	186

17,200	Yamaha Motor Co. Ltd. (Automobiles)	312

14,200	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	260

		131,691

	Jersey — 0.39%

738,842	Glencore International PLC (Metals & Mining)	2,223

81,366	WPP PLC (Media)	1,018

		3,241

	Luxembourg — 0.08%

3,640	Millicom International Cellular SA (Wireless Telecommunication Services)	177

1,802	RTL Group (Media)	87

21,380	SES - FDR, Class - A (Media)	389

		653

	Netherlands — 3.60%

8,480	ABN AMRO Group N.V. (Banks)	149

2,572	Adyen N.V. (IT Services) (a)(b)	1,694

37,816	AEGON N.V. (Insurance)	157

56,321	Airbus Group N.V. (Aerospace & Defense)	7,316

61,972	Akzo Nobel N.V. (Chemicals)	5,524

952,678	ING Groep N.V. (Banks)	9,971

96,243	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	300

63,821	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,597

23,712	Koninklijke DSM N.V. (Chemicals) ^	2,853

6,578	NN Group N.V. (Insurance)	234

6,504	Randstad Holding N.V. (Professional Services) ^	320

		30,115

	New Zealand — 0.02%

4,911	Auckland International Airport Ltd. (Transportation Infrastructure)	28

10,194	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	33

27,208	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	75

		136

	Norway — 0.30%

24,508	DNB ASA (Banks)	432

50,720	Equinor ASA (Oil, Gas & Consumable Fuels)	964

27,024	Marine Harvest ASA (Food Products)	624

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Norway (continued)

24,702	Telenor ASA (Diversified Telecommunication Services)	$496

		2,516

	Portugal — 0.13%

175,842	EDP - Energias de Portugal SA (Electric Utilities)	683

27,476	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	414

		1,097

	Russia — 0.12%

38,897	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	996

	Singapore — 0.74%

338,572	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	764

353,344	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	529

339,415	CapitaMall Trust (Equity Real Estate Investment Trusts)	646

366,300	ComfortDelGro Corp. Ltd. (Road & Rail)	636

54,900	Singapore Exchange Ltd. (Capital Markets)	337

220,500	Singapore Press Holdings Ltd. (Media)	332

911,979	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	2,046

251,780	Suntec REIT (Equity Real Estate Investment Trusts)	346

47,000	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	521

		6,157

	South Korea — 1.99%

202,398	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	8,300

10,004	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,389

34,375	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	6,941

		16,630

	Spain — 1.35%

16,693	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	667

178,723	Banco Bilbao Vizcaya Argentaria SA (Banks)	931

433,262	Banco Santander SA (Banks)	1,764

30,807	Bankia SA (Banks)	58

17,003	Bankinter SA (Banks)	107

1,417,089	CaixaBank SA (Banks)	3,723

34,880	Corporacion Mapfre (Insurance)	94

16,493	Enagas (Oil, Gas & Consumable Fuels)	382

11,451	Endesa (Electric Utilities)	301

10,874	Gas Natural SDG SA (Gas Utilities)	288

15,632	Red Electrica Corp. (Electric Utilities)	318

94,078	Repsol SA (Oil, Gas & Consumable Fuels)	1,470

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Spain (continued)

160,236	Telefonica SA (Diversified Telecommunication Services)	$1,223

		11,326

	Sweden — 1.18%

26,364	Boliden AB (Metals & Mining)	606

25,307	Electrolux AB, B Shares (Household Durables)	600

145,803	Hennes & Mauritz AB, B Shares (Specialty Retail)	2,828

6,435	Kinnevik AB (Diversified Financial Services)	169

61,868	Skandinaviska Enskilda Banken AB, Class - A (Banks)	568

33,960	Skanska AB, B Shares (Construction & Engineering)	688

36,959	SKF AB, B Shares (Machinery)	611

57,090	Svenska Handelsbanken AB, A Shares (Banks)	535

35,041	Swedbank AB, A Shares (Banks)	505

24,390	Tele2 AB, B Shares (Wireless Telecommunication Services)	363

140,240	TeliaSonera AB (Diversified Telecommunication Services)	628

125,583	Volvo AB, B Shares (Machinery)	1,765

		9,866

	Switzerland — 8.14%

678,453	ABB Ltd., Registered Shares (Electrical Equipment)	13,334

14,924	Adecco SA, Registered Shares (Professional Services)	826

1,838	Baloise Holding AG, Registered Shares (Insurance)	329

18,718	Clariant AG (Chemicals)	364

4,069	Dufry AG (Specialty Retail)	340

761	EMS-Chemie Holding AG, Registered Shares (Chemicals)	474

36,984	Idorsia Ltd. (Biotechnology) ^(a)(b)	910

5,204	Julius Baer Group Ltd. (Capital Markets)	231

5,080	Kuehne & Nagel International Ltd. (Marine)	748

45,421	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,236

8,952	Lonza Group AG (Life Sciences Tools & Services)	3,027

77,163	Nestle SA (Food Products)	8,374

171,482	Novartis AG, Registered Shares (Pharmaceuticals)	14,872

936	Pargesa Holding SA (Diversified Financial Services)	72

441	Partners Group Holding AG (Capital Markets)	338

42,323	Roche Holding AG (Pharmaceuticals)	12,320

500	SGS SA, Registered Shares (Professional Services)	1,240

1,212	Swiss Life Holding AG (Insurance)	580

3,698	Swiss Prime Site AG (Real Estate Management & Development)	362

10,932	Swiss Re AG (Insurance)	1,141

1,212	Swisscom AG (Diversified Telecommunication Services)	598

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

4,114	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	$207

2,766	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	734

211,493	UBS Group AG (Capital Markets)	2,402

5,361	Zurich Financial Services AG (Insurance)	2,052

		68,111

	United Kingdom — 21.72%

5,633	Admiral Group PLC (Insurance)	147

69,395	Anglo American PLC (Metals & Mining)	1,596

33,038	Aon PLC (Insurance)	6,394

77,318	AstraZeneca PLC (Pharmaceuticals)	6,901

36,140	Aveva Group PLC (Software)	1,644

1,110,279	Aviva PLC (Insurance)	5,450

1,121,699	Balfour Beatty PLC (Construction & Engineering)	3,061

5,336,849	Barclays PLC (Banks)	9,867

72,724	Barratt Developments PLC (Household Durables)	579

2,013,138	BP PLC (Oil, Gas & Consumable Fuels)	12,764

374,800	British American Tobacco PLC (Tobacco)	13,857

35,319	British Land Co. PLC (Equity Real Estate Investment Trusts)	254

286,106	BT Group PLC (Diversified Telecommunication Services)	628

10,962	Carnival PLC (Hotels, Restaurants & Leisure)	454

194,724	Centrica PLC (Multi-Utilities)	177

1,364,123	Cobham PLC (Aerospace & Defense) (a)	2,630

60,431	Diageo PLC (Beverages)	2,476

39,474	Direct Line Insurance Group PLC (Insurance)	146

11,941	easyJet PLC (Airlines)	169

110,375	G4S PLC (Commercial Services & Supplies)	257

269,769	GlaxoSmithKline PLC (Pharmaceuticals)	5,786

500,653	HSBC Holdings PLC (Banks)	3,844

65,086	Imperial Tobacco Group PLC (Tobacco)	1,463

11,868	Investec PLC (Capital Markets)	61

240,753	ITV PLC (Media)	373

117,138	J Sainsbury PLC (Food & Staples Retailing)	317

52,774	John Wood Group PLC (Energy Equipment & Services)	246

90,883	Johnson Matthey PLC (Chemicals)	3,415

145,809	Kingfisher PLC (Specialty Retail)	371

27,158	Land Securities Group PLC (Equity Real Estate Investment Trusts)	286

152,198	Legal & General Group PLC (Insurance)	465

109,597	Linde PLC (Chemicals)	21,259

8,244,364	Lloyds Banking Group PLC (Banks)	5,485

4,746	London Stock Exchange Group (Capital Markets)	427

139,611	Marks & Spencer Group PLC (Multiline Retail)	317

202,846	Micro Focus International PLC (Software)	2,835

120,433	National Grid PLC (Multi-Utilities)	1,305

23,052	Persimmon PLC (Household Durables)	615

520,994	Prudential PLC (Insurance)	9,446

136,338	RELX PLC (Professional Services)	3,239

85,071	Rio Tinto PLC (Metals & Mining)	4,402

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

830,209	Rolls-Royce Holdings PLC (Aerospace & Defense)	$8,087

133,530	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	3,913

401,395	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	11,823

8,382	Severn Trent PLC (Water Utilities)	223

363,929	SSE PLC (Electric Utilities)	5,572

9,244	St. James Place PLC (Capital Markets)	111

46,083	Standard Life Aberdeen PLC (Diversified Financial Services)	162

239,123	Taylor Wimpey PLC (Household Durables)	475

63,353	Unilever N.V (Personal Products)	3,808

24,123	United Utilities Group PLC (Water Utilities)	245

4,189,775	Vodafone Group PLC (Wireless Telecommunication Services)	8,344

19,260	Willis Towers Watson PLC (Insurance)	3,717

		181,888

	United States — 1.30%

1,836	Alphabet, Inc., Class - A (Interactive Media & Services) (a)	2,242

1,805	Alphabet, Inc., Class - C (Interactive Media & Services) (a)	2,200

2,333	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	4,050

26,313	Intercontinental Exchange Group, Inc. (Capital Markets)	2,428

		10,920

	Total Common Stocks	792,766

	Preferred Stocks — 2.27%

	Brazil — 0.52%

653,895	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	4,336

	Germany — 1.75%

2,687	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	149

6,998	Porsche Automobil Holding SE — Preferred (Automobiles)	455

82,727	Volkswagen AG — Preferred (Automobiles)	14,070

		14,674

	Total Preferred Stocks	19,010

	Investment Companies — 2.23%

1,234,236	Dreyfus Treasury Securities Cash Management, Institutional Shares, 1.83% (c)	1,234

503,335	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(c)	503

16,897,045	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (c)	16,898

	Total Investment Companies	18,635

Principal Amount (000)	Security Description	Value (000)

	Repurchase Agreement — 0.19%

$1,579	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $1,579,253 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $1,610,733) ^^	$1,579

	Total Repurchase Agreement	1,579

	Total Investments (cost $740,874) — 99.42%	831,990
	Other assets in excess of liabilities — 0.58%	4,875

	Net Assets — 100.00%	$836,865

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $4,527 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	22.02%	37.12%	35.59%	—	—	94.73%
Preferred Stocks	0.52%	0.24%	1.51%	—	—	2.27%
Investment Companies	0.00%	0.21%	—	2.01%	0.01%	2.23%
Repurchase Agreement	0.01%	0.18%	—	—	—	0.19%
Other Assets (Liabilities)	0.86%	0.17%	0.69%	-1.14%	0.00%	0.58%

Total Net Assets	23.41%	37.92%	37.79%	0.87%	0.01%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	187	12/20/19	$17,750	$(67)

			$17,750	$(67)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(67)

	Total Net Unrealized Appreciation/(Depreciation)			$(67)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)

U.S. Dollar	17	Israeli Shekel	59	State Street	10/2/19	$—

$—

		Total Unrealized Appreciation				$—

		Total Unrealized Depreciation				—

		Total Net Unrealized Appreciation/(Depreciation)				$—

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 77.43%

	Australia — 3.83%

40,169	AGL Energy Ltd. (Multi-Utilities)	$519

332,076	Alumina Ltd. (Metals & Mining)	531

110,453	AMP Ltd. (Diversified Financial Services)	136

75,016	APA Group (Gas Utilities)	580

41,971	Appen Ltd. (IT Services)	599

25,258	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	522

9,595	ASX Ltd. (Capital Markets)	525

261,482	Aurizon Holdings Ltd. (Road & Rail)	1,041

162,969	AusNet Services (Electric Utilities)	200

146,171	Australia & New Zealand Banking Group Ltd. (Banks)	2,813

23,378	Bank of Queensland Ltd. (Banks)	156

189,477	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	323

27,583	Bendigo & Adelaide Bank Ltd. (Banks)	214

394,456	BHP Billiton Ltd. (Metals & Mining)	9,774

276,127	BHP Group PLC (Metals & Mining)	5,881

136,917	Boral Ltd. (Construction Materials)	446

152,997	Brambles Ltd. (Commercial Services & Supplies)	1,177

32,660	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	580

17,150	Challenger Ltd. (Diversified Financial Services)	85

35,188	Charter Hall Group (Equity Real Estate Investment Trusts)	277

12,320	CIMIC Group Ltd. (Construction & Engineering)	261

80,494	Coca-Cola Amatil Ltd. (Beverages)	578

6,620	Cochlear Ltd. (Health Care Equipment & Supplies)	930

83,894	Commonwealth Bank of Australia (Banks)	4,577

57,627	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	469

14,833	CSL Ltd. (Biotechnology)	2,339

311,612	Fortescue Metals Group Ltd. (Metals & Mining)	1,850

128,729	GPT Group (Equity Real Estate Investment Trusts)	535

93,409	Harvey Norman Holdings Ltd. (Multiline Retail)	286

39,945	IDP Education Ltd. (Diversified Consumer Services)	420

119,495	Insurance Australia Group Ltd. (Insurance)	637

10,862	Macquarie Group Ltd. (Capital Markets)	961

57,375	Magellan Financial Group Ltd. (Capital Markets)	1,991

125,065	National Australia Bank Ltd. (Banks)	2,506

171,421	NRW Holdings Ltd. (Construction & Engineering)	269

463,574	Qantas Airways Ltd. (Airlines)	1,968

85,759	Regis Resources Ltd. (Metals & Mining)	284

43,598	Rio Tinto Ltd. (Metals & Mining)	2,726

50,953	Sandfire Resources NL (Metals & Mining)	226

335,172	Santos Ltd. (Oil, Gas & Consumable Fuels)	1,748

313,076	Saracen Mineral Holdings Ltd. (Metals & Mining) (a)	729

352,979	Scentre Group (Equity Real Estate Investment Trusts)	935

579,196	South32 Ltd. (Metals & Mining)	1,024

173,126	Stockland Trust Group (Equity Real Estate Investment Trusts)	532

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Australia (continued)

64,318	Suncorp Group Ltd. (Insurance) (a)	$592

43,323	Super Retail Group Ltd. (Specialty Retail)	290

259,378	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	848

243,854	Vicinity Centres (Equity Real Estate Investment Trusts)	423

130,965	Wesfarmers Ltd. (Food & Staples Retailing)	3,517

163,232	Westpac Banking Corp. (Banks)	3,266

113,665	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	2,484

18,840	Woolworths Ltd. (Food & Staples Retailing)	474

		67,054

	Austria — 0.27%

9,033	ANDRITZ AG (Machinery)	369

53,700	Erste Group Bank AG (Banks)	1,776

36,917	OMV AG (Oil, Gas & Consumable Fuels)	1,981

10,924	Raiffeisen Bank International AG (Banks)	253

13,394	Voestalpine AG (Metals & Mining)	308

		4,687

	Belgium — 0.42%

14,919	Ageas (Insurance)	827

35,192	Belgacom SA (Diversified Telecommunication Services)	1,045

4,340	Groupe Bruxelles Lambert SA (Diversified Financial Services)	417

18,030	KBC Groep N.V. (Banks)	1,171

15,173	Solvay SA (Chemicals)	1,572

14,304	UCB SA (Pharmaceuticals)	1,038

35,296	Umicore SA (Chemicals)	1,332

		7,402

	Bermuda — 0.02%

99,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	271

	Brazil — 0.39%

104,382	B3 SA - Brasil Bolsa Balcao (Capital Markets)	1,096

100,400	Petrobras Distribuidora SA (Specialty Retail) (b)	665

350,072	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	5,066

		6,827

	Canada — 0.87%

20,713	Canadian Imperial Bank of Commerce (Banks)	1,709

20,572	Canadian National Railway Co. (Road & Rail)	1,849

28,372	Dollarama, Inc. (Multiline Retail)	1,016

868,875	Encana Corp. (Oil, Gas & Consumable Fuels)	3,981

95,873	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	3,403

151,011	Manulife Financial Corp. (Insurance)	2,770

6,700	TMX Group Ltd. (Capital Markets)	578

		15,306

	Cayman Islands — 0.04%

92,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	761

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China — 0.87%

48,199	Baidu, Inc., ADR (Interactive Media & Services) (a)	$4,953

1,004,827	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,513

955,123	China Mobile Ltd. (Wireless Telecommunication Services)	7,903

4,900	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	262

191,928	Sinopharm Group Co. (Health Care Providers & Services)	601

		15,232

	Denmark — 1.59%

240	A.P. Moller - Maersk A/S, Class – A (Marine)	256

650	A.P. Moller - Maersk A/S, Class – B (Marine)	735

3,773	Carlsberg A/S, Class – B (Beverages)	558

10,108	Christian Hansen Holding A/S (Chemicals)	858

7,216	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	869

33,091	Danske Bank A/S (Banks)	461

2,580	DSV A/S (Road & Rail)	246

26,145	Genmab A/S (Biotechnology) (a)	5,308

13,416	H. Lundbeck A/S (Pharmaceuticals)	445

21,122	ISS A/S (Commercial Services & Supplies)	523

299,059	Novo Nordisk A/S, Class – B (Pharmaceuticals)	15,377

14,716	Pandora A/S (Textiles, Apparel & Luxury Goods)	591

15,757	Simcorp A/S (Software)	1,384

6,012	Tryg A/S (Insurance)	172

		27,783

	Finland — 0.53%

43,570	Fortum Oyj (Electric Utilities)	1,030

52,167	Neste Oil Oyj (Oil, Gas & Consumable Fuels) ^	1,727

20,363	Nokian Renkaat Oyj (Auto Components)	574

2,996	Nordea Bank Abp (Banks)	21

215,454	Nordea Bank Abp (Banks)	1,529

26,949	Sampo Oyj, Class – A (Insurance)	1,071

86,338	Stora Enso Oyj, R Shares (Paper & Forest Products)	1,040

77,281	UPM-Kymmene Oyj (Paper & Forest Products)	2,284

		9,276

	France — 7.46%

129,841	Air France-KLM (Airlines) (a)	1,359

69,048	Air Liquide SA (Chemicals)	9,828

30,921	Amundi SA (Capital Markets)	2,157

9,253	Arkema SA (Chemicals)	862

13,183	Atos SE (IT Services)	929

116,763	AXA SA (Insurance)	2,981

298,631	BNP Paribas (Banks)	14,538

28,910	Bouygues SA (Construction & Engineering)	1,158

154,074	Carrefour SA (Food & Staples Retailing) ^	2,697

7,587	Casino Guichard-Perrachon SA (Food & Staples Retailing) ^	362

9,456	CNP Assurances (Insurance)	183

64,357	Compagnie de Saint-Gobain (Building Products)	2,525

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

22,088	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	$2,465

58,602	Credit Agricole SA (Banks)	711

15,512	Danone SA (Food Products)	1,366

30,078	Eiffage SA (Construction & Engineering) (b)	3,118

147,449	Electricite de France SA (Electric Utilities)	1,650

124,753	ENGIE (Multi-Utilities)	2,036

22,697	Eutelsat Communications (Media)	422

29,714	Faurecia (Auto Components)	1,409

3,418	Fonciere des Regions (Equity Real Estate Investment Trusts)	362

3,278	Gecina SA (Equity Real Estate Investment Trusts)	515

3,800	Hermes International (Textiles, Apparel & Luxury Goods)	2,626

2,672	Icade (Equity Real Estate Investment Trusts)	239

5,171	Imerys SA (Construction Materials)	208

19,379	Ingenico Group SA (Electronic Equipment, Instruments & Components) ^	1,890

772	Ipsen SA (Pharmaceuticals)	73

1,671	Kering (Textiles, Apparel & Luxury Goods)	851

14,545	Klepierre (Equity Real Estate Investment Trusts)	494

10,284	L’Oreal SA (Personal Products)	2,879

57,165	Natixism SA (Capital Markets)	237

220,351	Orange SA (Diversified Telecommunication Services)	3,457

231,151	Peugeot SA (Automobiles)	5,764

25,716	Publicis Groupe (Media)	1,265

26,662	Renault SA (Automobiles)	1,530

14,592	Safran SA (Aerospace & Defense)	2,297

121,003	Sanofi-Aventis (Pharmaceuticals)	11,217

111,385	Schneider Electric SA (Electrical Equipment)	9,772

8,750	SCOR SE (Insurance)	361

3,940	Societe BIC SA (Commercial Services & Supplies)	264

37,109	Societe Generale (Banks)	1,017

24,603	Suez Environnement Co. (Multi-Utilities)	387

439,972	Total SA (Oil, Gas & Consumable Fuels)	22,960

9,804	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	1,429

28,693	Valeo SA (Auto Components)	930

37,617	Veolia Environnement (Multi-Utilities)	954

35,013	Vinci SA (Construction & Engineering)	3,770

		130,504

	Germany — 8.44%

7,894	Adidas AG (Textiles, Apparel & Luxury Goods)	2,458

71,387	Allianz SE (Insurance)	16,637

42,142	Aroundtown SA (Real Estate Management & Development)	345

222,224	BASF SE (Chemicals)	15,528

129,382	Bayer AG (Pharmaceuticals)	9,121

30,207	Bayerische Motoren Werke AG (Automobiles)	2,126

11,550	Beiersdorf AG (Personal Products)	1,362

18,363	Continental AG (Auto Components)	2,355

16,945	Covestro AG (Chemicals)	838

13,757	CTS Eventim AG & Co. KGaA (Entertainment)	775

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Germany (continued)

77,191	Daimler AG, Registered Shares (Automobiles)	$3,838

105,810	Deutsche Boerse AG (Capital Markets)	16,536

22,551	Deutsche Lufthansa AG, Registered Shares (Airlines)	358

453,478	Deutsche Post AG (Air Freight & Logistics)	15,145

149,195	Deutsche Telekom AG (Diversified Telecommunication Services)	2,503

101,411	E.ON AG (Multi-Utilities)	986

17,077	Evonik Industries AG (Chemicals)	422

14,325	GEA Group AG (Machinery)	387

2,266	Hannover Rueckversicherung AG (Insurance)	383

13,204	HeidelbergCement AG (Construction Materials)	954

2,290	Hochtief AG (Construction & Engineering)	261

6,445	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	345

135,668	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,441

17,388	Metro AG (Food & Staples Retailing)	274

16,536	MTU Aero Engines AG (Aerospace & Defense)	4,394

5,128	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,327

10,135	Rheinmetall AG (Industrial Conglomerates)	1,282

124,747	SAP SE (Software)	14,666

45,730	Schaeffler AG (Auto Components)	351

105,805	Siemens AG (Industrial Conglomerates)	11,329

16,023	Siemens Healthineers AG (Health Care Equipment & Supplies)	630

27,034	Symrise AG (Chemicals)	2,626

45,914	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	128

62,564	TUI AG (Hotels, Restaurants & Leisure)	727

9,813	Uniper SE (Independent Power and Renewable Electricity Producers)	322

3,096	Volkswagen AG (Automobiles)	532

81,178	Wirecard AG (IT Services)	12,983

		147,675

	Hong Kong — 2.08%

973,118	AIA Group Ltd. (Insurance) (b)	9,195

39,110	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	478

156,195	BOC Hong Kong (Holdings) Ltd. (Banks)	530

588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers) (a)	—

373,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	2,528

408,410	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	3,606

38,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	256

95,719	CLP Holdings Ltd. (Electric Utilities)	1,005

138,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	315

33,039	Hang Seng Bank Ltd. (Banks)	713

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

105,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	$493

186,377	HK Electric Investments Ltd. (Electric Utilities)	178

241,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	383

74,240	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	417

40,000	Hysan Development Co. (Real Estate Management & Development)	161

219,500	Kerry Properties Ltd. (Real Estate Management & Development)	676

403,240	New World Development Co. Ltd. (Real Estate Management & Development)	524

154,000	NWS Holdings Ltd. (Industrial Conglomerates)	239

286,000	PCCW Ltd. (Diversified Telecommunication Services)	161

78,868	Power Assets Holdings Ltd. (Electric Utilities)	530

778,660	Sands China Ltd. (Hotels, Restaurants & Leisure)	3,527

213,429	Sino Land Co. Ltd. (Real Estate Management & Development)	321

91,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,315

150,930	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,405

53,500	Techtronic Industries Co. (Household Durables)	372

55,000	The Bank of East Asia Ltd. (Banks)	135

178,586	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,970

86,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	188

2,500,160	WH Group Ltd. (Food Products)	2,239

67,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	366

55,880	Wheelock & Co. Ltd. (Real Estate Management & Development)	318

913,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	1,783

		36,327

	Ireland (Republic of) — 1.09%

19,125	AIB Group PLC (Banks)	57

132,793	Amarin Corp. PLC, ADR (Biotechnology) (a)	2,013

25,550	Bank of Ireland Group PLC (Banks)	101

48,497	CRH PLC (Construction Materials)	1,670

114,828	Experian PLC (Professional Services)	3,669

64,055	Medtronic PLC (Health Care Equipment & Supplies)	6,957

4,903	Paddy Power PLC (Hotels, Restaurants & Leisure)	458

56,728	Ryanair Holdings PLC, ADR (Airlines) (a)	3,766

13,946	Smurfit Kappa Group PLC (Containers & Packaging)	415

		19,106

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Isle of Man — 0.04%

71,682	GVC Holdings PLC (Hotels, Restaurants & Leisure)	$655

	Israel — 0.36%

3,221	Azrieli Group (Real Estate Management & Development)	253

120,780	Bank Leumi Le (Banks)	860

8,100	CyberArk Software Ltd. (Software) (a)	809

1,911	Elbit Systems Ltd. (Aerospace & Defense)	317

203,799	Israel Chemicals Ltd. (Chemicals)	1,012

324,647	Israel Discount Bank, Class – A (Banks)	1,428

10,798	Nice Systems Ltd., ADR (Software) (a)	1,553

		6,232

	Italy — 2.22%

248,202	Assicurazioni Generali SpA (Insurance)	4,810

8,798	Banca Generali SpA (Capital Markets)	271

1,313,225	Enel SpA (Electric Utilities)	9,804

254,881	Eni SpA (Oil, Gas & Consumable Fuels)	3,898

52,147	Fiat DaimlerChrysler Automobiles N.V. (Automobiles)	675

2,397,330	Intesa Sanpaolo SpA (Banks)	5,684

26,000	Mediobanca SpA (Banks)	284

142,026	Poste Italiane SpA (Insurance)	1,614

223,951	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,131

322,255	Telecom Italia SpA (Diversified Telecommunication Services)	176

78,570	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	505

846,403	Unicredit SpA (Banks)	9,981

		38,833

	Japan — 15.47%

24,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)	1,087

5,400	AEON Credit Service Co. Ltd. (Consumer Finance)	81

18,800	Aisin Seiki Co. Ltd. (Auto Components)	590

25,300	ALPS Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	472

39,200	Amada Holdings Co. Ltd. (Machinery)	422

5,900	Aozora Bank Ltd. (Banks)	147

51,565	Asahi Glass Co. Ltd. (Building Products)	1,598

26,200	Asahi Group Holdings Ltd. (Beverages)	1,297

132,510	Asahi Kasei Corp. (Chemicals)	1,304

209,090	Astellas Pharma, Inc. (Pharmaceuticals)	2,976

69,560	Bridgestone Corp. (Auto Components)	2,691

27,300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	494

115,147	Canon, Inc. (Technology Hardware, Storage & Peripherals)	3,070

25,240	Casio Computer Co. Ltd. (Household Durables) ^	391

1,200	Century Tokyo Leasing Corp. (Diversified Financial Services)	55

36,400	Chubu Electric Power Company, Inc. (Electric Utilities)	527

33,000	Coca-Cola West Co. Ltd. (Beverages)	740

52,400	Concordia Financial Group Ltd. (Banks)	201

6,100	Credit Saison Co. Ltd. (Consumer Finance)	82

24,339	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	628

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

32,800	Daicel Corp. (Chemicals)	$277

15,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	988

4,147	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	530

199,730	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,477

102	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	287

52,100	Daiwa Securities Group, Inc. (Capital Markets)	232

49,300	Denso Corp. (Auto Components)	2,166

12,770	Dentsu, Inc. (Media)	449

15,800	Dip Corp. (Interactive Media & Services)	383

39,000	DMG Mori Co. Ltd. (Machinery)	552

98,900	East Japan Railway Co. (Road & Rail)	9,432

29,440	Eisai Co. Ltd. (Pharmaceuticals)	1,495

10,000	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	228

54,250	Fanuc Ltd. (Machinery)	10,207

72,754	Fuji Heavy Industries Ltd. (Automobiles)	2,046

75,110	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,293

22,850	Fujitsu Ltd. (IT Services)	1,829

68,800	Fukuoka Financial Group, Inc. (Banks)	1,299

13,900	Fullcast Holdings Co. Ltd. (Professional Services)	281

13,100	Goldcrest Co. Ltd. (Real Estate Management & Development)	257

34,200	Hino Motors Ltd. (Machinery)	282

3,880	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	475

14,200	Hitachi Construction Machinery Co. Ltd. (Machinery)	342

8,600	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	496

141,080	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	5,251

25,400	Hitachi Metals Ltd. (Metals & Mining)	274

175,354	Honda Motor Co. Ltd. (Automobiles)	4,539

11,800	HOYA Corp. (Health Care Equipment & Supplies)	962

18,300	Hulic Co. Ltd. (Real Estate Management & Development)	187

21,259	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	601

17,160	IHI Corp. (Machinery)	373

19,100	Iida Group Holdings Co. Ltd. (Household Durables) ^	311

63,970	Isuzu Motors Ltd. (Automobiles)	704

156,158	ITOCHU Corp. (Trading Companies & Distributors)	3,223

31,000	J. Front Retailing Co. Ltd. (Multiline Retail)	362

13,000	Japan Airlines Co. Ltd. (Airlines)	386

15,900	Japan Exchange Group, Inc. (Capital Markets)	250

22,000	Japan Post Bank Co. Ltd. (Banks) ^	213

437,060	Japan Post Holdings Co. Ltd. (Insurance)	4,023

41	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	195

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

76	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	$510

168	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	355

211,727	Japan Tobacco, Inc. (Tobacco)	4,634

55,600	JFE Holdings, Inc. (Metals & Mining) ^	669

31,145	JS Group Corp. (Building Products)	547

22,833	JSR Corp. (Chemicals)	365

26,600	JTEKT Corp. (Machinery)	305

348,678	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,588

51,000	Kajima Corp. (Construction & Engineering)	668

5,680	Kaneka Corp. (Chemicals)	177

43,100	Kawasaki Heavy Industries Ltd. (Machinery) ^	954

385,200	KDDI Corp. (Wireless Telecommunication Services)	10,067

92,410	Kirin Holdings Co. Ltd. (Beverages)	1,955

100,890	Komatsu Ltd. (Machinery)	2,310

54,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	378

38,349	Kuraray Co. Ltd. (Chemicals)	471

9,600	Kureha Corp. (Chemicals)	571

36,620	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,271

23,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	221

19,450	Kyushu Railway Co. (Road & Rail)	620

7,726	Lawson, Inc. (Food & Staples Retailing)	395

176,871	Marubeni Corp. (Trading Companies & Distributors)	1,174

6,477	Maruichi Steel Tube Ltd. (Metals & Mining)	171

69,350	Mazda Motor Corp. (Automobiles) ^	615

46,200	Mebuki Financial Group, Inc. (Banks)	114

141,710	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,009

152,640	Mitsubishi Corp. (Trading Companies & Distributors)	3,742

192,890	Mitsubishi Electric Corp. (Electrical Equipment)	2,556

20,700	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	276

156,497	Mitsubishi Heavy Industries Ltd. (Machinery)	6,126

13,800	Mitsubishi Materials Corp. (Metals & Mining)	372

78,140	Mitsubishi Motors Corp. (Automobiles)	339

31,943	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	350

920,482	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,669

13,800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	80

176,766	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,891

21,950	Mitsui Chemicals, Inc. (Chemicals)	491

1,009,822	Mizuho Financial Group, Inc. (Banks)	1,547

20,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	670

60,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,911

14,100	Nabtesco Corp. (Machinery)	436

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

30,030	NEC Corp. (Technology Hardware, Storage & Peripherals)	$1,267

30,900	NGK Insulators Ltd. (Machinery)	440

18,260	NGK Spark Plug Co. Ltd. (Auto Components)	348

27,100	Nikkiso Co. Ltd. (Health Care Equipment & Supplies)	289

41,200	Nikon Corp. (Household Durables)	514

76	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	583

11,900	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	265

9,000	Nippon Express Co. Ltd. (Road & Rail)	459

113	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	309

57,100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	4,801

92,320	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,285

37,420	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,785

267,839	Nissan Motor Co. Ltd. (Automobiles) ^	1,670

18,660	Nitto Denko Corp. (Chemicals) ^	898

9,400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	203

232	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	419

38,620	Nomura Research Institute Ltd. (IT Services)	768

47,300	NSK Ltd. (Machinery)	398

316,550	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	8,061

72,800	Obayashi Corp. (Construction & Engineering)	725

100,000	Oji Paper Co. Ltd. (Paper & Forest Products)	466

20,700	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,132

7,700	Oracle Corp. Japan (Software)	667

251,900	ORIX Corp. (Diversified Financial Services)	3,754

22,045	Osaka Gas Co. Ltd. (Gas Utilities)	421

8,300	OTSUKA Corp. (IT Services)	331

251,300	Panasonic Corp. (Household Durables)	2,034

14,400	Park24 Co. Ltd. (Commercial Services & Supplies)	334

11,100	Pola Orbis Holdings, Inc. (Personal Products)	248

19,900	Raysum Co. Ltd. (Real Estate Management & Development)	206

40,478	Recruit Holdings Co. Ltd. (Professional Services) (b)	1,231

97,085	Resona Holdings, Inc. (Banks)	416

76,300	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	687

10,170	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	776

7,404	Sankyo Co. Ltd. (Leisure Products)	254

6,900	SBI Holdings, Inc. (Capital Markets)	147

22,800	Sega Sammy Holdings, Inc. (Leisure Products)	319

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

32,569	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals) ^	$458

43,200	Sekisui Chemical Co. Ltd. (Household Durables)	669

68,925	Sekisui House Ltd. (Household Durables)	1,355

133,330	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	5,096

29,500	Seven Bank Ltd. (Banks) ^	81

37,600	Shin-Etsu Chemical Co. Ltd. (Chemicals)	4,020

17,600	Shionogi & Co. Ltd. (Pharmaceuticals)	977

32,900	Showa Denko KK (Chemicals)	860

98,054	Softbank Corp. (Wireless Telecommunication Services) ^	1,328

31,400	SoftBank Group Corp. (Wireless Telecommunication Services)	1,231

76,760	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	3,207

10,500	Sony Financial Holdings, Inc. (Insurance)	227

173,460	Sumitomo Chemical Co. Ltd. (Chemicals)	778

130,440	Sumitomo Corp. (Trading Companies & Distributors)	2,037

84,220	Sumitomo Electric Industries Ltd. (Auto Components)	1,068

32,100	Sumitomo Heavy Industries Ltd. (Machinery)	950

148,303	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,068

56,600	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	2,040

23,431	Sumitomo Rubber Industries Ltd. (Auto Components)	278

24,400	SUZUKEN Co. Ltd. (Health Care Providers & Services)	1,309

28,300	T&D Holdings, Inc. (Insurance)	300

23,350	Taisei Corp. (Construction & Engineering)	904

204,500	Taiyo Nippon Sanso Corp. (Chemicals)	4,130

452,745	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	15,454

13,900	TDK Corp. (Electronic Equipment, Instruments & Components)	1,243

22,450	Teijin Ltd. (Chemicals)	431

66,500	The Chiba Bank Ltd. (Banks)	342

20,900	The Chugoku Electric Power Company, Inc. (Electric Utilities)	269

286,400	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	4,315

41,910	The Kansai Electric Power Co., Inc. (Electric Utilities)	468

60,300	The Shizuoka Bank Ltd. (Banks)	449

15,000	The Yokohama Rubber Co. Ltd. (Auto Components)	300

15,000	THK Co. Ltd. (Machinery)	393

27,100	Tohoku Electric Power Co., Inc. (Electric Utilities)	264

28,340	Tokio Marine Holdings, Inc. (Insurance)	1,515

26,160	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,976

41,200	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	263

24,900	Tokyu Construction Co. Ltd. (Construction & Engineering)	190

32,630	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	577

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

30,300	Tosoh Corp. (Chemicals) ^	$400

8,200	Toyoda Gosei Co. Ltd. (Auto Components)	164

16,600	Toyota Industries Corp. (Auto Components)	952

142,220	Toyota Motor Corp. (Automobiles)	9,493

24,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	780

14,500	Trend Micro, Inc. (Software)	690

4,500	Tri Chemical Laboratories, Inc. (Semiconductors & Semiconductor Equipment) (a)	276

173	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	331

25,500	USS Co. Ltd. (Specialty Retail)	494

5,700	West Japan Railway Co. (Road & Rail)	481

287,700	Yahoo Japan Corp. (Interactive Media & Services)	809

75,200	Yamada Denki Co. Ltd. (Specialty Retail) ^	364

35,200	Yamaha Motor Co. Ltd. (Automobiles)	638

28,900	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	528

		270,710

	Jersey — 0.36%

1,384,556	Glencore International PLC (Metals & Mining)	4,166

164,040	WPP PLC (Media)	2,053

		6,219

	Luxembourg — 0.09%

14,850	ArcelorMittal (Metals & Mining)	209

7,286	Millicom International Cellular SA (Wireless Telecommunication Services)	354

3,835	RTL Group (Media)	184

43,110	SES - FDR, Class – A (Media)	786

		1,533

	Netherlands — 2.53%

17,988	ABN AMRO Group N.V. (Banks)	317

3,231	Adyen N.V. (IT Services) (a)(b)	2,128

76,340	AEGON N.V. (Insurance)	318

70,753	Airbus Group N.V. (Aerospace & Defense)	9,191

50,079	Akzo Nobel N.V. (Chemicals)	4,464

4,561	Euronext N.V. (Capital Markets)	373

23,758	Exor N.V. (Diversified Financial Services)	1,592

1,253,810	ING Groep N.V. (Banks)	13,122

194,031	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	605

128,667	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	3,219

29,322	Koninklijke DSM N.V. (Chemicals) ^	3,528

13,171	NN Group N.V. (Insurance)	467

13,540	Randstad Holding N.V. (Professional Services) ^	665

35,794	Signify NV (Electrical Equipment)	984

21,429	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	414

38,569	Wolters Kluwer N.V. (Professional Services)	2,816

		44,203

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	New Zealand — 0.02%

11,184	Auckland International Airport Ltd. (Transportation Infrastructure)	$64

23,336	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	76

59,234	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	164

		304

	Norway — 0.53%

31,154	Aker BP ASA (Oil, Gas & Consumable Fuels)	834

49,416	DNB ASA (Banks)	871

226,164	Equinor ASA (Oil, Gas & Consumable Fuels)	4,303

54,486	Marine Harvest ASA (Food Products)	1,258

98,494	Telenor ASA (Diversified Telecommunication Services)	1,977

		9,243

	Portugal — 0.13%

354,499	EDP - Energias de Portugal SA (Electric Utilities)	1,376

56,820	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	856

		2,232

	Russia — 0.07%

48,863	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,251

	Singapore — 0.86%

683,300	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,543

712,939	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	1,068

684,990	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,304

414,900	China Sunsine Chemical Holdings Ltd. (Chemicals)	324

739,270	ComfortDelGro Corp. Ltd. (Road & Rail)	1,284

37,000	DBS Group Holdings Ltd. (Banks)	669

11,600	Jardine Cycle & Carriage Ltd. (Distributors)	252

114,070	Singapore Exchange Ltd. (Capital Markets)	699

445,267	Singapore Press Holdings Ltd. (Media)	670

1,839,140	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	4,126

508,380	Suntec REIT (Equity Real Estate Investment Trusts)	699

14,300	United Overseas Bank Ltd. (Banks)	266

95,400	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	1,057

1,521,000	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	1,057

		15,018

	South Korea — 0.79%

168,467	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	6,909

8,187	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,136

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Korea (continued)

28,653	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	$5,786

		13,831

	Spain — 1.55%

33,661	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,345

24,624	Amadeus IT Holding SA, A Shares (IT Services)	1,764

698,169	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,637

852,674	Banco Santander SA (Banks)	3,472

62,704	Bankia SA (Banks)	118

34,050	Bankinter SA (Banks)	215

1,298,732	CaixaBank SA (Banks)	3,411

70,757	Corporacion Mapfre (Insurance)	191

33,390	Enagas (Oil, Gas & Consumable Fuels)	774

22,606	Endesa (Electric Utilities)	595

22,261	Gas Natural SDG SA (Gas Utilities)	590

277,398	Iberdrola SA (Electric Utilities)	2,883

68,464	Industria de Diseno Textil SA (Specialty Retail)	2,119

30,886	Red Electrica Corp. (Electric Utilities)	627

182,665	Repsol SA (Oil, Gas & Consumable Fuels)	2,854

323,038	Telefonica SA (Diversified Telecommunication Services)	2,465

		27,060

	Sweden — 1.34%

46,874	Boliden AB (Metals & Mining)	1,077

51,028	Electrolux AB, B Shares (Household Durables)	1,210

27,468	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)	540

19,640	Granges AB (Metals & Mining)	201

250,271	Hennes & Mauritz AB, B Shares (Specialty Retail)	4,853

12,489	Kinnevik AB (Diversified Financial Services)	329

12,914	Nordic Entertainment Group AB, Class – B (Media)	305

305,436	Skandinaviska Enskilda Banken AB, Class – A (Banks)	2,809

67,409	Skanska AB, B Shares (Construction & Engineering)	1,366

92,049	SKF AB, B Shares (Machinery)	1,522

115,100	Svenska Handelsbanken AB, A Shares (Banks)	1,078

67,572	Swedbank AB, A Shares (Banks)	973

49,720	Tele2 AB, B Shares (Wireless Telecommunication Services)	740

282,727	TeliaSonera AB (Diversified Telecommunication Services)	1,266

370,126	Volvo AB, B Shares (Machinery)	5,200

		23,469

	Switzerland — 7.16%

771,502	ABB Ltd., Registered Shares (Electrical Equipment)	15,163

30,094	Adecco SA, Registered Shares (Professional Services)	1,665

3,669	Baloise Holding AG, Registered Shares (Insurance)	657

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

37,745	Clariant AG (Chemicals)	$735

8,214	Dufry AG (Specialty Retail)	687

1,576	EMS-Chemie Holding AG, Registered Shares (Chemicals)	982

46,357	Idorsia Ltd. (Biotechnology) ^(a)(b)	1,140

10,735	Julius Baer Group Ltd. (Capital Markets)	476

10,247	Kuehne & Nagel International Ltd. (Marine)	1,510

91,575	LafargeHolcim Ltd., Registered Shares (Construction Materials)	4,508

11,311	Lonza Group AG (Life Sciences Tools & Services)	3,825

136,864	Nestle SA (Food Products)	14,852

339,884	Novartis AG, Registered Shares (Pharmaceuticals)	29,478

1,675	Pargesa Holding SA (Diversified Financial Services)	129

3,433	Partners Group Holding AG (Capital Markets)	2,635

100,555	Roche Holding AG (Pharmaceuticals)	29,271

1,017	SGS SA, Registered Shares (Professional Services)	2,522

2,450	Swiss Life Holding AG (Insurance)	1,171

7,400	Swiss Prime Site AG (Real Estate Management & Development)	724

22,046	Swiss Re AG (Insurance)	2,300

2,450	Swisscom AG (Diversified Telecommunication Services)	1,209

8,341	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	419

5,582	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	1,482

329,618	UBS Group AG (Capital Markets)	3,742

10,478	Zurich Financial Services AG (Insurance)	4,012

		125,294

	United Kingdom — 15.22%

11,627	Admiral Group PLC (Insurance)	303

215,555	Anglo American PLC (Metals & Mining)	4,958

41,503	Aon PLC (Insurance)	8,034

85,148	Associated British Foods PLC (Food Products)	2,411

62,507	AstraZeneca PLC (Pharmaceuticals)	5,579

158,158	Auto Trader Group PLC (Interactive Media & Services)	991

112,000	Avast PLC (Software)	534

45,370	Aveva Group PLC (Software)	2,064

1,068,089	Aviva PLC (Insurance)	5,243

962,376	Balfour Beatty PLC (Construction & Engineering)	2,626

5,025,822	Barclays PLC (Banks)	9,293

146,617	Barratt Developments PLC (Household Durables)	1,168

2,561,696	BP PLC (Oil, Gas & Consumable Fuels)	16,244

465,661	British American Tobacco PLC (Tobacco)	17,216

69,943	British Land Co. PLC (Equity Real Estate Investment Trusts)	503

84,516	Britvic PLC (Beverages)	1,022

562,542	BT Group PLC (Diversified Telecommunication Services)	1,235

12,192	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	326

22,108	Carnival PLC (Hotels, Restaurants & Leisure)	916

379,699	Centrica PLC (Multi-Utilities)	344

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

211,421	Cineworld Group PLC (Entertainment)	$593

1,164,198	Cobham PLC (Aerospace & Defense) (a)	2,245

58,370	Compass Group PLC (Hotels, Restaurants & Leisure)	1,502

75,915	Diageo PLC (Beverages)	3,110

82,273	Direct Line Insurance Group PLC (Insurance)	304

37,696	Dunelm Group PLC (Specialty Retail)	388

24,445	easyJet PLC (Airlines)	346

77,525	Evraz PLC (Metals & Mining)	446

215,860	G4S PLC (Commercial Services & Supplies)	502

9,259	Games Workshop Group PLC (Leisure Products)	537

543,851	GlaxoSmithKline PLC (Pharmaceuticals)	11,664

9,123	Greggs PLC (Hotels, Restaurants & Leisure)	234

31,344	Halma PLC (Electronic Equipment, Instruments & Components)	759

247,105	Howden Joinery Group PLC (Trading Companies & Distributors)	1,702

989,190	HSBC Holdings PLC (Banks)	7,595

235,008	Imperial Tobacco Group PLC (Tobacco)	5,282

271,450	International Consolidated Airlines Group SA (Airlines)	1,580

23,771	Investec PLC (Capital Markets)	122

485,356	ITV PLC (Media)	751

243,210	J Sainsbury PLC (Food & Staples Retailing)	657

35,001	JD Sports Fashion PLC (Specialty Retail)	323

95,187	John Wood Group PLC (Energy Equipment & Services)	445

74,311	Johnson Matthey PLC (Chemicals)	2,793

45,779	Kazakhmys PLC (Metals & Mining)	244

292,117	Kingfisher PLC (Specialty Retail)	743

53,332	Land Securities Group PLC (Equity Real Estate Investment Trusts)	561

288,764	Legal & General Group PLC (Insurance)	882

120,999	Linde PLC (Chemicals)	23,471

12,620,173	Lloyds Banking Group PLC (Banks)	8,396

5,959	London Stock Exchange Group (Capital Markets)	535

279,703	Marks & Spencer Group PLC (Multiline Retail)	634

174,316	Micro Focus International PLC (Software)	2,436

242,796	National Grid PLC (Multi-Utilities)	2,632

43,808	Persimmon PLC (Household Durables)	1,169

458,980	Prudential PLC (Insurance)	8,321

227,994	RELX PLC (Professional Services)	5,416

75,589	Rightmove PLC (Interactive Media & Services)	512

221,435	Rio Tinto PLC (Metals & Mining)	11,457

725,073	Rolls-Royce Holdings PLC (Aerospace & Defense)	7,063

1,086,139	Royal Bank of Scotland Group PLC (Banks)	2,772

424,260	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	12,434

486,555	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	14,331

16,788	Severn Trent PLC (Water Utilities)	447

348,635	SSE PLC (Electric Utilities)	5,338

18,999	St. James Place PLC (Capital Markets)	229

95,291	Standard Life Aberdeen PLC (Diversified Financial Services)	335

175,449	Tate & Lyle PLC (Food Products)	1,587

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

439,828	Taylor Wimpey PLC (Household Durables)	$873

190,144	Tesco PLC (Food & Staples Retailing)	563

228,873	Unilever N.V (Personal Products)	13,756

48,314	United Utilities Group PLC (Water Utilities)	490

4,599,291	Vodafone Group PLC (Wireless Telecommunication Services)	9,159

24,195	Willis Towers Watson PLC (Insurance)	4,669

		266,345

	United States — 0.79%

2,306	Alphabet, Inc., Class – A (Interactive Media & Services) (a)	2,817

2,267	Alphabet, Inc., Class – C (Interactive Media & Services) (a)	2,763

2,931	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	5,088

33,362	Intercontinental Exchange Group, Inc. (Capital Markets)	3,078

		13,746

	Total Common Stocks	1,354,389

	Preferred Stocks — 1.19%

	Brazil — 0.31%

821,380	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	5,447

	Germany — 0.88%

5,582	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	310

25,135	Porsche Automobil Holding SE — Preferred (Automobiles)	1,635

79,041	Volkswagen AG — Preferred (Automobiles)	13,443

		15,388

	Total Preferred Stocks	20,835

	Investment Companies — 19.25%

150,415	Aberdeen Japan Investment Trust PLC	1,119

124,437	Aberforth Smaller Companies Trust PLC	1,906

37,838	Argo Investments Ltd.	209

102,761	Australian Foundation Investment Co. Ltd.	442

1,437,497	Baillie Gifford UK Growth Fund PLC	3,128

219,906	Biotech Growth Trust PLC (The)	1,887

166,052	BlackRock International Growth Fund	902

459,960	BlackRock World Mining Trust PLC	2,024

27,331	BMO Global Smaller Companies PLC	456

2,547,354	Dreyfus Treasury Securities Cash Management, Institutional Shares, 1.83% (c)	2,547

363,425	Edinburgh Dragon Trust PLC	1,805

385,010	Edinburgh Investment Trust PLC	2,797

952,802	European Assets Trust PLC	1,212

428,708	European Investment Trust PLC	4,269

1,689,550	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(c)	1,690

1,414,772	Fidelity European Values PLC	4,287

Shares	Security Description	Value (000)

	Investment Companies (continued)

183,490	Genesis Emerging Markets Fund Ltd.	$1,723

218,000	Henderson European Focus Trust PLC	3,336

155,245	Henderson EuroTrust PLC	2,214

605,024	Japan Smaller Capitalization Fund, Inc.	5,307

764,592	JPMorgan European Investment Trust PLC - Growth	2,651

900,891	JPMorgan European Smaller Companies Trust PLC	3,965

739,097	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	3,716

782,201	JPMorgan Japanese Investment Trust PLC	4,240

702,132	Mercantile Investment Trust PLC	1,821

64,745	Mexico Fund, Inc. (The)	845

78,464	Milton Corp Ltd.	253

106,152	Morgan Stanley China Fund, Inc.	2,172

481,590	Neuberger Berman MLP Income Fund, Inc.	3,467

160,196	New Germany Fund, Inc. (The)	2,220

98,285	NexPoint Strategic Opportunities Fund	1,762

779,273	Oakley Capital Investments Ltd.	2,160

849,096	Perpetual Income & Growth Investment Trust	3,257

2,839,311	Platinum Asia Investments Ltd.	1,801

3,703,762	PM Capital Global Opportunities Fund Ltd.	2,674

1,183,260	Polar Capital Global Financials Trust PLC	2,036

1,339,229	Schroder Japan Growth Fund PLC	3,194

238,894,054	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (c)	238,894

5,744,218	State Street Institutional U.S. Government Money Market Fund, Administrative Class, 1.57% (c)	5,744

47,042	Tekla Healthcare Investors Fund	863

25,000	Temple Bar Investment Trust PLC	387

12,908	The Gabelli Dividend & Income Trust	278

255,414	TR European Growth Trust PLC	2,710

112,765	Voya Infrastructure Industrials and Materials Fund	1,291

2,035,873	Woodford Patient Capital Trust PLC	1,124

	Total Investment Companies	336,785

Principal Amount (000)

	Repurchase Agreement — 0.30%

$5,301	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $5,301,097 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $5,406,767) ^^	5,301

	Total Repurchase Agreement	5,301

	Total Investments (cost $1,609,907) — 98.17%	1,717,310
	Other assets in excess of liabilities — 1.83%	31,958

	Net Assets — 100.00%	$1,749,268

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $12,121 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt
FDR — Fiduciary Depositary Receipt
REIT — Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	13.26%	35.31%	14.19%	—	14.67%	—	—	77.43%
Preferred Stocks	0.31%	0.23%	0.61%	—	0.04%	—	—	1.19%
Investment Companies	0.01%	0.23%	—	5.05%	0.32%	13.63%	0.01%	19.25%
Repurchase Agreement	0.05%	0.25%	—	—	—	—	—	0.30%
Other Assets (Liabilities)	0.44%	0.13%	0.30%	0.01%	0.10%	0.85%	0.00%	1.83%

Total Net Assets	14.07%	36.15%	15.10%	5.06%	15.13%	14.48%	0.01%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	2,660	12/20/19	$252,487	$(1,739)

			$252,487	$(1,739)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(1,739)

	Total Net Unrealized Appreciation/(Depreciation)			$(1,739)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 82.28%

	Bermuda — 0.10%

2,515,733	Beijing Enterprises Water Group Ltd. (Water Utilities)	$1,287

	Brazil — 5.47%

1,025,100	Ambev SA (Beverages)	4,750

80,700	B2W CIA Digital (Internet & Direct Marketing Retail) (a)	939

438,800	B3 SA - Brasil Bolsa Balcao (Capital Markets)	4,608

598,370	Banco Bradesco SA (Banks)	4,501

639,500	Banco do Brasil SA (Banks)	7,002

436,450	BB Seguridade Participacoes SA (Insurance)	3,680

228,800	BRF SA (Food Products) (a)	2,104

69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	670

380,300	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	1,211

137,400	Embraer SA (Aerospace & Defense)	592

686,500	Itau Unibanco Holding SA (Banks)	5,788

133,700	JBS SA (Food Products)	1,055

442,400	Klabin SA (Containers & Packaging)	1,639

53,300	Localiza Rent A Car SA (Road & Rail)	583

190,740	Lojas Renner SA (Multiline Retail)	2,317

304,000	Magazine Luiza SA (Multiline Retail)	2,710

341,400	Natura Cosmeticos SA (Personal Products)	2,782

830,600	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	6,028

289,200	Raia Drogasil SA (Food & Staples Retailing)	6,669

581,900	Rumo SA (Road & Rail) (a)	3,432

96,500	Suzano Papel e Celulose SA (Paper & Forest Products)	782

648,400	Tim Participacoes SA (Wireless Telecommunication Services)	1,859

554,600	Vale SA (Metals & Mining) (a)	6,374

196,900	WEG SA (Machinery)	1,148

		73,223

	Cayman Islands — 0.48%

40,500	Ctrip.com International, ADR (Internet & Direct Marketing Retail) (a)	1,186

1,584,000	Geely Automobile Holdings Ltd. (Automobiles)	2,688

62,000	Kingsoft Corp. Ltd. (Software) (a)	132

22,000	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services) (a)	2,437

		6,443

	Chile — 0.60%

17,142	Banco de Credito e Inversiones SA (Banks)	1,080

650,292	Empresas CMPC SA (Paper & Forest Products)	1,513

9,436,244	Enersis Chile SA (Electric Utilities)	816

17,721,587	Enersis SA (Electric Utilities)	3,247

77,887	LATAM Airlines Group SA (Airlines)	861

104,319	S.A.C.I. Falabella (Multiline Retail)	583

		8,100

	China — 20.40%

263,765	360 Security Technology, Inc., Class - A (Software)	868

24,100	58.com, Inc., ADR (Interactive Media & Services) (a)	1,188

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

6,274,000	Agricultural Bank of China Ltd., H Shares (Banks)	$2,458

118,000	Air China Ltd. (Airlines)	104

263,170	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail) (a)	44,010

314,000	Aluminum Corporation of China Ltd., H Shares (Metals & Mining) (a)	99

8,900	Autohome, Inc., ADR (Interactive Media & Services) (a)	740

97,600	Avic Shenyang Aircraft Co. Ltd. (Aerospace & Defense) (a)	424

186,000	BAIC Motor Corp. Ltd. (Automobiles) (b)	115

48,678	Baidu, Inc., ADR (Interactive Media & Services) (a)	5,002

14,859,100	Bank of China Ltd., H Shares (Banks)	5,839

5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	3,645

3,400	Baozun, Inc., ADR (Internet & Direct Marketing Retail) ^(a)	145

1,853,350	Beijing Dabeinong Technology Group Co Ltd., Class - A (Food Products)	1,187

152,400	Beijing Shiji Information Technology Co. Ltd. (Software)	842

122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	131

109,053	BYD Co. Ltd. (Automobiles)	746

194,500	BYD Electronic International Co. Ltd. (Communications Equipment) ^	291

2,828,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	1,602

1,259,000	China Conch Venture Holdings Ltd. (Machinery)	4,659

24,081,350	China Construction Bank Corp., H Shares (Banks)	18,375

1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	699

2,401,000	China Life Insurance Co. Ltd., H Shares (Insurance)	5,563

22,400	China Literature Ltd. (Media) (a)(b)	76

27,000	China Merchants Bank Co. Ltd. (Banks)	131

1,427,000	China Merchants Bank Co. Ltd., H Shares (Banks)	6,791

91,224	China Mobile Ltd., ADR (Wireless Telecommunication Services)	3,777

719,000	China Mobile Ltd. (Wireless Telecommunication Services)	5,949

197,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	301

805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	479

1,254,000	China Resources Cement Holdings Ltd. (Construction Materials)	1,258

1,029,972	China Resources Land Ltd. (Real Estate Management & Development)	4,317

1,370,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,663

697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,401

162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	98

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

1,214,000	China Tower Corp. Ltd. (Diversified Telecommunication Services) (b)	$276

304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	1,062

485,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	258

192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	112

3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,837

888,000	COSCO Shipping Holdings Co. Ltd. (Marine) (a)	592

3,291,000	Country Garden Holdings Co. (Real Estate Management & Development)	4,170

413,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies)	1,193

426,400	ENN Energy Holdings Ltd. (Gas Utilities)	4,412

133,400	Focus Media Information Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	98

119,927	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	1,846

142,000	Future Land Development Holdings Ltd. (Real Estate Management & Development) ^	124

1,824,800	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	5,064

18,700	GDS Holdings Ltd., ADR (IT Services) (a)	749

78,000	Genscript Biotech Corp. (Life Sciences Tools & Services) (a)	149

164,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	110

43,000	Gree Electric Appliances, Inc. of Zhuhai (Household Durables)	345

598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	572

100,900	Iflytek Co. Ltd. (Software) (a)	450

12,650,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	8,474

11,100	iQiyi, Inc., ADR (Entertainment) (a)	179

140,900	JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	3,975

1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,927

230,703	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	2,607

376,000	Kaisa Group Holdings Ltd. (Real Estate Management & Development)	165

572,000	Kingdee International Software Group Co. Ltd. (Software)	603

264,173	Luxshare Precision Industry Co. Ltd. (Electrical Equipment)	990

218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)	372

352,500	Meitu, Inc. (Technology Hardware, Storage & Peripherals) ^(a)(b)	81

29,200	Meituan Dianping (Internet & Direct Marketing Retail) (a)	298

433,421	Midea Group Co. Ltd., Class - A (Household Durables)	3,103

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

34,300	Momo, Inc., ADR (Interactive Media & Services)	$1,063

8,139	NetEase, Inc., ADR (Entertainment)	2,166

5,300	Noah Holdings Ltd., ADR (Capital Markets) (a)	155

77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	129

74,400	Perfect World Co. Ltd., Class - A (Entertainment)	289

6,696,000	PetroChina Company Ltd., H Shares (Oil, Gas & Consumable Fuels)	3,443

8,621	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)	278

1,702,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	19,561

230,400	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	353

1,772,500	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	2,216

120,299	Shandong Buchang Pharmaceuticals Co Ltd., Class - A (Pharmaceuticals)	321

181,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	337

2,278,800	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	4,128

873,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,551

1,147,500	SOHO China Ltd. (Real Estate Management & Development)	328

146,065	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	572

53,221	Spring Airlines Co. Ltd., Class - A (Airlines)	317

155,000	Sunac China Holdings Ltd. (Real Estate Management & Development)	623

52,900	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	777

76,200	TAL Education Group, ADR (Diversified Consumer Services) (a)	2,609

1,175,250	Tencent Holdings Ltd. (Interactive Media & Services)	49,514

15,400	Tencent Music Entertainment Group, ADR (Entertainment) (a)	197

126,381	Tianqi Lithium Corp. (Chemicals)	482

56,563	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail) (a)	505

495,575	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	1,874

8,500	Weibo Corp., ADR (Interactive Media & Services) (a)	380

26,500	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	271

170,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals) (a)(b)	191

61,000	Yihai International Holdings (Food Products)	363

92,520	Yonyou Network Technology Co. Ltd. (Software)	400

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

28,000	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	$400

1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	946

63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	201

170,500	ZTE Corp. (Communications Equipment) (a)	765

12,800	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	273

		273,144

	Colombia — 0.19%

2,938,428	Ecopetrol SA (Oil, Gas & Consumable Fuels)	2,493

	Czech Republic — 0.05%

196,480	Moneta Money Bank A/S (Banks) (b)	606

	Egypt — 0.21%

578,027	Commercial International Bank Egypt SAE (Banks)	2,762

	Greece — 0.27%

264,971	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	3,650

	Hong Kong — 2.35%

1,370,000	AIA Group Ltd. (Insurance)	12,944

6,640,000	Alibaba Pictures Group Ltd. (Entertainment) (a)	1,076

144,000	China Ding Yi Feng Holdings Ltd. (Capital Markets)	424

1,745,182	China Everbright International Ltd. (Commercial Services & Supplies)	1,345

1,830,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	5,755

72,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	145

1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,089

2,368,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,357

62,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	94

358,000	Hengan International Group Co. Ltd. (Personal Products)	2,348

25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals) (a)	450

117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	103

1,224,000	Samsonite International SA (Textiles, Apparel & Luxury Goods)	2,592

181,000	Shanghai Industrial Urban Development (Real Estate Management & Development)	23

427,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	542

678,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	230

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	$976

		31,493

	Hungary — 0.56%

193,451	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	1,821

86,621	OTP Bank Nyrt PLC (Banks)	3,609

129,491	Richter Gedeon Nyrt (Pharmaceuticals)	2,096

		7,526

	India — 9.31%

826,497	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	4,828

319,100	Ambuja Cements Ltd. (Construction Materials)	918

34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)	288

88,627	Avenue Supermarts Ltd. (Food & Staples Retailing) (a)(b)	2,327

387,549	Axis Bank Ltd. (Banks)	3,746

63,617	Bajaj Auto Ltd. (Automobiles)	2,641

43,704	Bajaj Finance Ltd. (Consumer Finance)	2,495

8,504	Bajaj Finserv Ltd. (Insurance)	1,022

243,767	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	1,617

8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment) (a)	—

1,137,938	Coal India Ltd. (Oil, Gas & Consumable Fuels)	3,209

151,302	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	5,733

1,202	Eicher Motors Ltd. (Automobiles)	301

479,732	GAIL India Ltd. (Gas Utilities)	911

66,845	HCL Technologies Ltd. (IT Services)	1,019

261,330	HDFC Bank Ltd. (Banks)	4,527

97,074	Hero MotoCorp Ltd. (Automobiles)	3,705

610,513	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	17,033

1,046,109	ICICI Bank Ltd. (Banks)	6,403

77,142	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	279

389,156	Infosys Ltd. (IT Services)	4,424

1,317,147	ITC Ltd. (Tobacco)	4,830

738,990	Mahindra & Mahindra Ltd. (Automobiles)	5,707

837,768	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	1,389

562,281	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	1,046

19,352	Pidilite Industries Ltd. (Chemicals)	394

546,399	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	10,273

136,393	Rural Electrification Corp. Ltd. (Diversified Financial Services)	237

382,804	Sesa Sterlite Ltd. (Metals & Mining)	833

5,607	Shree Cement Ltd. (Construction Materials)	1,495

1,096,154	State Bank of India (Banks) (a)	4,189

547,609	Tata Consultancy Services Ltd. (IT Services)	16,224

226,883	Tata Power Co. Ltd. (Electric Utilities)	200

499,758	Tata Steel Ltd. (Metals & Mining)	2,542

19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	357

41,901	Ultra Tech Cement Ltd. (Construction Materials)	2,567

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	India (continued)

222,144	United Spirits Ltd. (Beverages) (a)	$2,091

853,754	Wipro Ltd. (IT Services)	2,889

		124,689

	Indonesia — 2.01%

687,800	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	314

286,100	Pabrik Kertas Tjiwi (Paper & Forest Products)	213

1,627,800	PT Astra International Tbk (Automobiles)	757

2,136,400	PT Bank Central Asia Tbk (Banks)	4,569

16,210,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,707

2,244,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	846

436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	576

2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	1,360

53,535,100	PT Kalbe Farma Tbk (Pharmaceuticals)	6,319

3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	482

913,200	PT Semen Gresik (Persero) Tbk (Construction Materials)	743

15,999,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	4,860

814,800	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	1,181

		26,927

	Japan — 0.40%

137,600	SoftBank Group Corp. (Wireless Telecommunication Services)	5,397

	Malaysia — 1.40%

741,500	AMMB Holdings Berhad (Banks)	734

2,347,300	Dialog Group Berhad (Energy Equipment & Services)	1,907

281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	353

1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,485

2,223,000	IOI Corp. Berhad (Food Products)	2,353

857,914	Malayan Banking Berhad (Banks)	1,744

741,400	Maxis Berhad (Wireless Telecommunication Services)	992

2,095,300	Press Metal Aluminum Holdings (Metals & Mining)	2,383

95,000	Public Bank Berhad (Banks)	456

1,414,700	Ql Resources Berhad (Food Products)	2,438

1,695,900	Sime Darby Berhad (Industrial Conglomerates)	912

1,695,900	Sime Darby Plantation Berhad (Food Products)	1,917

1,695,900	Sime Darby Property Berhad (Real Estate Management & Development)	340

310,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	330

1,566,312	YTL Corp. Berhad (Multi-Utilities)	344

		18,688

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Mexico — 2.16%

5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	$3,830

2,686,000	CEMEX SAB de CV (Construction Materials)	1,047

386,200	Coca-Cola Femsa SAB de CV (Beverages)	2,351

573,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	838

5,100	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	467

80,200	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	7,344

204,305	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	3,123

363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	663

461,100	Grupo Financiero Banorte SAB de CV (Banks)	2,479

724,545	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,694

255,700	Grupo Televisa SAB de CV (Media) ^	501

1,231,800	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	2,474

1,063,125	Orbia Advance Corp SAB de CV (Chemicals) (a)	2,075

		28,886

	Netherlands — 0.43%

78,400	Prosus N.V. (Internet & Direct Marketing Retail) (a)	5,754

	Peru — 0.70%

154,656	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	2,348

700	Credicorp Ltd. (Banks)	146

33,100	Credicorp Ltd. (Banks)	6,899

		9,393

	Philippines — 1.13%

1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,209

719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	533

2,027,900	Alliance Global Group, Inc. (Industrial Conglomerates)	427

4,014,700	DMCI Holdings, Inc. (Industrial Conglomerates)	644

2,545,552	Metropolitan Bank & Trust Co. (Banks)	3,361

17,765	PLDT, Inc. (Wireless Telecommunication Services)	388

457,290	SM Investments Corp. (Industrial Conglomerates)	8,570

		15,132

	Poland — 0.58%

192,885	Bank Pekao SA (Banks)	4,927

4,987	CD Projekt SA (Entertainment)	303

236,005	Powszechny Zaklad Ubezpieczen SA (Insurance)	2,201

269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services) (a)	372

		7,803

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Qatar — 0.45%

1,361,550	Industries Qatar QSC (Industrial Conglomerates)	$4,079

277,120	Qatar National Bank (Banks)	1,468

427,550	The Commercial Bank of Qatar QSC (Banks)	506

		6,053

	Russia — 2.41%

280,855	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	1,939

939,810	Gazprom OAO (Oil, Gas & Consumable Fuels)	3,275

63,788	LUKOIL (Oil, Gas & Consumable Fuels)	5,301

39,088	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	3,234

27,234	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	5,524

1,013,417	Sberbank (Banks)	3,559

231,938	Sberbank of Russia, ADR (Banks)	3,288

113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,624

55,190	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	585

2,363,836	The Moscow Exchange (Capital Markets)	3,454

814,600,000	VTB Bank OJSC (Banks)	535

		32,318

	Saudi Arabia — 1.32%

63,145	Advanced Petrochemical Co. (Chemicals)	816

149,250	Al Rajhi Bank (Banks)	2,518

103,614	Banque Saudi Fransi (Banks)	891

16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)	481

162,908	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development) (a)	519

262,721	Emaar Economic City (Real Estate Management & Development) (a)	694

166,492	National Commercial Bank (Banks)	2,043

286,661	Riyad Bank (Banks)	1,865

46,591	Sahara International Petrochemical Co. (Chemicals) (a)	224

59,797	Saudi Arabian Fertilizer Co. (Chemicals)	1,280

98,341	Saudi Arabian Mining Co. (Metals & Mining) (a)	1,190

78,058	Saudi Basic Industries Corp. (Chemicals)	1,915

31,231	Saudi Industrial Investment Group (Chemicals)	192

127,544	Saudi Kayan Petrochemical Co. (Chemicals) (a)	347

62,907	Saudi Telecom Co. (Diversified Telecommunication Services)	1,825

110,071	The Saudi British Bank (Banks)	894

		17,694

	South Africa — 4.43%

50,032	Anglo Platinum Ltd. (Metals & Mining)	3,017

84,699	AngloGold Ashanti Ltd. (Metals & Mining)	1,590

69,391	Bid Corp. Ltd. (Food & Staples Retailing)	1,476

440,153	Clicks Group Ltd. (Food & Staples Retailing)	6,252

402,288	Discovery Ltd. (Insurance)	3,032

109,992	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	949

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Africa (continued)

987,428	FirstRand Ltd. (Diversified Financial Services) ^	$4,057

625,187	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	954

51,643	Liberty Holdings Ltd. (Insurance)	383

628,024	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	941

542,500	Momentum Metropolitan Holdings (Insurance)	668

286,830	MTN Group Ltd. (Wireless Telecommunication Services)	1,825

79,012	MultiChoice Group Ltd. (Media) (a)	616

155,415	Naspers Ltd. (Media)	23,562

1,249,711	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	646

142,761	Sasol Ltd. (Chemicals)	2,387

368,878	Standard Bank Group Ltd. (Banks)	4,257

175,684	The Foschini Group Ltd. (Specialty Retail)	1,897

212,428	Truworths International Ltd. (Specialty Retail)	744

		59,253

	South Korea — 9.72%

19,951	AmorePacific Corp. (Personal Products)	2,344

6,684	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services) (a)	282

7,040	Celltrion Pharma, Inc. (Pharmaceuticals) (a)	206

17,402	Celltrion, Inc. (Biotechnology) ^(a)	2,386

11,088	CJ Cheiljedang Corp. (Food Products)	2,174

29,220	Coway Co. Ltd. (Household Durables)	2,067

9,828	Daewoo International Corp. (Trading Companies & Distributors)	157

87,500	Daewoo Securities Co. Ltd. (Capital Markets)	549

20,870	Dongbu Insurance Co. Ltd. (Insurance)	900

15,040	E-Mart Co. Ltd. (Food & Staples Retailing)	1,421

7,366	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	357

49,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	2,090

46,765	Hana Financial Group, Inc. (Banks)	1,378

46,020	Hankook Tire Co. Ltd. (Auto Components)	1,241

479,472	Hanon Systems (Auto Components)	4,810

3,023	Helixmith Co. Ltd. (Biotechnology) ^(a)	168

11,339	HLB, Inc. (Leisure Products) ^(a)	573

5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	411

140,567	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	9,661

32,747	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	1,268

16,803	Hyundai Heavy Industries Co. Ltd. (Machinery) (a)	1,742

18,178	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	401

18,897	Hyundai Mobis Co. Ltd. (Auto Components)	3,982

30,947	Hyundai Motor Co. Ltd. (Automobiles)	3,467

42,225	Industrial Bank of Korea (Banks)	466

73,526	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	1,817

81,753	KB Financial Group, Inc. (Banks)	2,919

111,768	Kia Motors Corp. (Automobiles)	4,262

52,858	Korea Electric Power Corp. (Electric Utilities) (a)	1,145

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Korea (continued)

42,887	Korea Life Insurance Co. Ltd. (Insurance)	$85

34,183	KT&G Corp. (Tobacco)	3,015

6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	401

35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	424

630	LG Household & Health Care Ltd. (Personal Products)	688

22,275	Naver Corp. (Interactive Media & Services)	2,924

11,111	NCsoft Corp. (Entertainment)	4,840

88,865	Pan Ocean Co. Ltd. (Marine) (a)	340

16,203	POSCO (Metals & Mining)	3,075

6,713	POSCO Chemical Co. Ltd. (Construction Materials) ^	248

3,213	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) ^(a)(b)	826

16,220	Samsung Card Co. Ltd. (Consumer Finance)	477

10,104	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	870

784,821	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	32,186

54,624	Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	767

31,156	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	5,810

4,798	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	894

294,487	Shinhan Financial Group Co. Ltd. (Banks)	10,293

10,645	Sillajen, Inc. (Biotechnology) (a)	72

21,018	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	2,917

4,528	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	914

45,994	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	1,021

226,272	Woori Financial Group, Inc. (Banks)	2,355

		130,086

	Taiwan — 9.96%

74,000	Airtac International Group (Machinery)	881

1,342,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	3,064

787,971	Asia Cement Corp. (Construction Materials)	1,100

313,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,083

30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	227

1,126,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,662

383,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,129

5,034,000	China Development Financial Holding Corp. (Banks)	1,499

307,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	1,098

1,359,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	784

4,550,867	E.Sun Financial Holding Co. Ltd. (Banks)	3,850

42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	563

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Taiwan (continued)

454,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	$1,061

539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	587

4,095,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	5,882

356,000	Giant Manufacturing Co. Ltd. (Leisure Products)	2,421

51,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	516

6,700	Highwealth Construction Corp. (Real Estate Management & Development)	11

183,340	Hiwin Technologies Corp. (Machinery)	1,599

1,201,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	2,835

839,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	579

35,100	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	5,036

1,231,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,957

567,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	6,756

3,561,477	Mega Financial Holding Co. Ltd. (Banks)	3,301

58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	151

71,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	407

1,011,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,760

99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	128

150,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	422

2,653,000	President Enterprises Corp. (Food Products)	6,397

1,369,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,498

179,280	Ruentex Development Co. Ltd. (Real Estate Management & Development)	240

225,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	485

163,000	Shanghai Commercial & Savings Bank Ltd. (The) (Banks)	274

1,533,200	Standard Foods Corp. (Food Products)	3,069

637,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	746

211,000	Taimed Biologics, Inc. (Biotechnology) (a)	1,013

1,410,178	Taiwan Cement Corp. (Construction Materials)	1,802

249,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	899

6,236,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	54,676

1,683,000	Tatung Co. Ltd. (Household Durables) (a)	922

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Taiwan (continued)

1,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	$2

59,000	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	332

42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	377

238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	137

1,877,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,516

686,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	845

29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	230

5,945,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	3,545

		133,354

	Thailand — 2.06%

275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,978

379,300	Airports of Thailand PCL (Transportation Infrastructure)	927

12,200	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	69

16,300	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	92

946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	365

691,100	Berli Jucker PCL (Food & Staples Retailing)	1,192

3,111,600	BTS Group Holdings PCL (Road & Rail)	1,363

619,000	Delta Electronics Public Co. Ltd. – NVDR (Electronic Equipment, Instruments & Components)	2,644

688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	1,081

415,000	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	2,172

702,400	Kasikornbank Public Co. Ltd. (Banks)	3,595

6,748,600	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	3,797

682,900	Minor International PCL (Hotels, Restaurants & Leisure)	837

1,177,700	Muangthai Capital PCL (Consumer Finance)	2,195

429,142	PTT Chemical Public Co. Ltd. (Chemicals)	754

634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,510

108,400	Robinson PCL (Multiline Retail)	226

411,000	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	1,586

98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	224

		27,607

	Turkey — 0.62%

230,178	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	822

39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	342

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Turkey (continued)

4,256,558	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	$4,265

693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	843

1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)	—

162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	679

40,398	Turk Hava Yollari Anonim Ortakligi A/S (Airlines) (a)	89

524,122	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	1,210

		8,250

	United Arab Emirates — 0.40%

193,132	Abu Dhabi Commercial Bank PJSC (Banks)	413

145,077	DP World Ltd. (Transportation Infrastructure)	2,030

488,800	Dubai Islamic Bank PJSC (Banks)	699

542,072	National Bank of Abu Dhabi (Banks)	2,219

		5,361

	United Kingdom — 1.82%

794,134	Antofagasta PLC (Metals & Mining)	8,776

245,225	Mondi PLC (Paper & Forest Products)	4,705

180,320	Unilever PLC (Personal Products)	10,840

		24,321

	United States — 0.29%

6,800	Southern Copper Corp. (Metals & Mining)	232

79,800	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	3,625

		3,857

	Total Common Stocks	1,101,550

	Preferred Stocks — 1.13%

	Brazil — 0.69%

484,200	Banco Bradesco SA – Preferred (Banks)	3,954

294,812	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	1,017

435,100	Lojas Americanas SA – Preferred (Multiline Retail)	2,090

267,400	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	1,773

31,935	Petroleo Brasileiro SA – Preferred, ADR (Oil, Gas & Consumable Fuels)	420

		9,254

	Chile — 0.01%

5,610	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	154

	Colombia — 0.05%

1,637,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	612

	South Korea — 0.38%

5,056	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	323

7,683	Hyundai Motor Co. Ltd. 2nd – Preferred (Automobiles)	545

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Preferred Stocks (continued)

	South Korea (continued)

127,289	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	$4,204

		5,072

	Total Preferred Stocks	15,092

	Right — 0.00%

	Taiwan — 0.00%

13,243	Shanghai Commercial (Banks) (a)	7

	Total Right	7

Principal Amount (000)

	U.S. Treasury Obligation — 0.09%

$1,260	U.S. Treasury Bill, 1.76%, 12/12/19 (c)(d)	1,256

	Total U.S. Treasury Obligation	1,256

Shares

	Investment Companies — 15.46%

1,769,020	Federated Treasury Obligations Fund, Institutional Shares, 2.29% ^^(e)	1,769

205,188,314	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.78% (e)	205,188

	Total Investment Companies	206,957

Principal Amount (000)	Security Description	Value (000)

	Repurchase Agreement — 0.41%

$5,550	Jefferies LLC, 2.40%, 10/1/19 (Purchased on 9/30/19, proceeds at maturity $5,550,441 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $5,661,082) ^^	$5,550

	Total Repurchase Agreement	5,550

	Total Investments (cost $1,280,138) — 99.37%	1,330,412

	Other assets in excess of liabilities — 0.63%	8,461

	Net Assets — 100.00%	$1,338,873

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $8,049 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed represents effective yield at purchase.

(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(e)	The rate disclosed is the rate in effect on September 30, 2019.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total

Common Stocks	62.30%	—	19.98%	82.28%

Preferred Stocks	1.13%	—	—	1.13%

Right	0.00%	—	—	0.00%

U.S. Treasury Obligation	0.09%	—	—	0.09%

Investment Companies	1.19%	13.74%	0.53%	15.46%

Repurchase Agreement	0.41%	—	—	0.41%

Other Assets (Liabilities)	-0.01%	0.63%	0.01%	0.63%

Total Net Assets	65.11%	14.37%	20.52%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	4,368	12/20/19	$218,815	$(4,999)

			$218,815	$(4,999)

	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(4,999)

	Total Net Unrealized Appreciation/(Depreciation)			$(4,999)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 0.36%

$35	Ally Auto Receivables Trust, Series 2019-2, Class – A4, Callable 7/15/22 @ 100.00	2.26		8/15/24	$35

25	CarMax Auto Owner Trust, Series 2017-2, Class – A4, Callable 6/15/21 @ 100.00	2.25		9/15/22	25

100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class – A5	2.68		6/7/23	102

25	Nissan Auto Receivables Owner Trust, Series 2019-A, Class – A3, Callable 3/15/23 @ 100.00	2.90		10/16/23	25

25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class – A4, Callable 12/15/21 @ 100.00	2.52		5/15/23	25

18	World Financial Network Credit Card Master Trust, Series 2016-A, Class – A	2.03		4/15/25	18

	Total Asset Backed Securities				230

	Collateralized Mortgage Obligations — 1.57%

40	Bank, Series 2017-BNK8, Class – A3	3.23		11/15/50	42

25	Bank, Series 2017-BNK9, Class – ASB	3.47		11/15/54	27

10	Benchmark Mortgage Trust, Series 2019-B9, Class – A5	4.02		3/15/52	11

25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class – A4	2.88		2/10/48	26

20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class – A5	3.14		2/10/48	21

25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class – A4	3.31		4/10/49	26

25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class – A4	3.62		7/10/47	27

25	Commercial Mortgage Trust, Series 2015-LC19, Class – A4	3.18		2/10/48	26

20	Commercial Mortgage Trust, Series 2015-DC1, Class – A5	3.35		2/10/48	21

25	Commercial Mortgage Trust, Series 2013-CR8, Class – A5	3.61	(a)	6/10/46	26

25	Commercial Mortgage Trust, Series 2014-UBS3, Class – A4	3.82		6/10/47	27

25	Commercial Mortgage Trust, Series 2013-CR11, Class – B	5.28	(a)	8/10/50	27

10	Fannie Mae-ACES, Series 2015-M8, Class – A2	2.90	(a)	1/25/25	10

25	Fannie Mae-ACES, Series 2016-M1, Class – A2	2.94	(a)	1/25/26	26

25	Fannie Mae-ACES, Series 2018-M1, Class – A2	3.08	(a)	12/25/27	26

30	Fannie Mae-ACES, Series 2014-M9, Class – A2	3.10	(a)	7/25/24	32

25	Fannie Mae-ACES, Series 2017-M12, Class – A2	3.18	(a)	6/25/27	27

25	Fannie Mae-ACES, Series 2018-M10, Class – A2	3.50	(a)	7/25/28	27

35	Freddie Mac Multifamily Structured Pass Through Certificates, Series K726, Class – A2	2.91		7/25/49	37

25	Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class – A2	3.92	(a)	9/25/28	28

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class – A2	2.31		8/25/22	25

24	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class – A2	2.87		12/25/21	24

9	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class – A1	3.02		2/25/23	9

30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class – A2	3.06	(a)	7/25/23	32

19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class – A2	3.13		6/25/21	19

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class – A2	3.15		11/25/25	26

25	GS Mortgage Securities Trust, Series 2017-GS5, Class – A2	3.22		3/10/50	25

50	GS Mortgage Securities Trust, Series 2018-GS9, Class – A4	3.99	(a)	3/10/51	55

25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class – A5	3.64		11/15/47	27

50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class – A3	3.14		12/15/49	52

20	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class – A3	2.83		10/15/45	20

25	Morgan Stanley BAML Trust, Series 2013-C9, Class – AS	3.46		5/15/46	26

25	Morgan Stanley BAML Trust, Series 2014-C19, Class – A4	3.53		12/15/47	27

25	Morgan Stanley BAML Trust, Series 2017-C33, Class – A5	3.60		5/15/50	27

25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class – A4	3.06		10/10/48	26

25	UBS Commercial Mortgage Trust, Series 2018-C12, Class – A5	4.30		8/15/51	29

25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class – A4	4.44		9/15/61	29

4	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class – A1	2.30		6/15/45	4

	Total Collateralized Mortgage Obligations				1,002

	U.S. Government Agency Mortgages — 21.17%

30	Fannie Mae, Pool #AS2673	2.00		5/1/29	29

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$22	Fannie Mae, Pool #BD8046	2.50	9/1/31	$22

57	Fannie Mae, Pool #AP4742	2.50	8/1/27	58

38	Fannie Mae, Pool #AU6677	2.50	9/1/28	39

30	Fannie Mae, Pool #AB7391	2.50	12/1/42	30

29	Fannie Mae, Pool #MA1277	2.50	12/1/27	29

19	Fannie Mae, Pool #MA3154	2.50	10/1/32	19

19	Fannie Mae, Pool #AS4946	2.50	5/1/30	20

20	Fannie Mae, Pool #MA3246	2.50	1/1/33	21

35	Fannie Mae, Pool #BC9041	2.50	11/1/31	36

19	Fannie Mae, Pool #MA2789	2.50	10/1/36	19

26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	27

19	Fannie Mae, Pool #MA2897	3.00	2/1/37	20

20	Fannie Mae, Pool #MA2863	3.00	1/1/47	21

20	Fannie Mae, Pool #AS8739	3.00	2/1/37	21

22	Fannie Mae, Pool #MA3237	3.00	1/1/48	23

82	Fannie Mae, Pool #AS8483	3.00	12/1/46	84

21	Fannie Mae, Pool #BH8817	3.00	10/1/47	21

28	Fannie Mae, Pool #AS5977	3.00	10/1/30	29

20	Fannie Mae, Pool #MA3127	3.00	9/1/37	21

11	Fannie Mae, Pool #AO7628	3.00	6/1/27	11

86	Fannie Mae, Pool #AO0752	3.00	4/1/42	89

38	Fannie Mae, Pool #AS7908	3.00	9/1/46	39

39	Fannie Mae, Pool #AS8276	3.00	11/1/46	40

24	Fannie Mae, Pool #AS8414	3.00	11/1/46	24

14	Fannie Mae, Pool #MA2416	3.00	10/1/35	15

20	Fannie Mae, Pool #AL9996	3.00	4/1/32	21

23	Fannie Mae, Pool #AL9263	3.00	10/1/46	24

58	Fannie Mae, Pool #AS0302	3.00	8/1/43	60

47	Fannie Mae, Pool #MA2246	3.00	4/1/30	48

47	Fannie Mae, Pool #AQ7920	3.00	12/1/42	48

52	Fannie Mae, Pool #AK0006	3.00	1/1/27	53

41	Fannie Mae, Pool #AL9865	3.00	2/1/47	42

40	Fannie Mae, Pool #BC4764	3.00	10/1/46	41

24	Fannie Mae, Pool #AZ2936	3.00	9/1/45	24

24	Fannie Mae, Pool #MA3377	3.00	5/1/48	24

30	Fannie Mae, Pool #AB2047	3.00	1/1/26	31

49	Fannie Mae, Pool #AY2961	3.00	5/1/45	49

74	Fannie Mae, Pool #AB7099	3.00	11/1/42	76

26	Fannie Mae, Pool #AU3353	3.00	8/1/43	27

53	Fannie Mae, Pool #AT0682	3.00	4/1/43	54

55	Fannie Mae, Pool #AB8897	3.00	4/1/43	56

15	Fannie Mae, Pool #MA2523	3.00	2/1/36	15

16	Fannie Mae, Pool #890566	3.00	12/1/43	16

21	Fannie Mae, Pool #MA1307	3.00	1/1/33	22

40	Fannie Mae, Pool #BC9003	3.00	11/1/46	41

41	Fannie Mae, Pool #BD2446	3.00	1/1/47	42

20	Fannie Mae, Pool #MA3339	3.00	4/1/33	21

20	Fannie Mae, Pool #BD5545	3.00	10/1/46	21

25	Fannie Mae, Pool #FM1299	3.00	7/1/49	25

44	Fannie Mae, Pool #BJ4916	3.50	3/1/48	45

22	Fannie Mae, Pool #MA3614	3.50	3/1/49	22

42	Fannie Mae, Pool #MA3182	3.50	11/1/47	44

45	Fannie Mae, Pool #MA3520	3.50	10/1/48	46

22	Fannie Mae, Pool #MA3494	3.50	10/1/48	22

39	Fannie Mae, Pool #MA3026	3.50	6/1/47	41

19	Fannie Mae, Pool #MA3059	3.50	7/1/37	19

22	Fannie Mae, Pool #MA3148	3.50	10/1/47	23

77	Fannie Mae, Pool #AQ0546	3.50	11/1/42	80

21	Fannie Mae, Pool #MA3597	3.50	2/1/49	22

22	Fannie Mae, Pool #MA3305	3.50	3/1/48	23

16	Fannie Mae, Pool #MA2522	3.50	2/1/46	16

20	Fannie Mae, Pool #AS0024	3.50	7/1/43	21

42	Fannie Mae, Pool #MA3243	3.50	1/1/38	43

141	Fannie Mae, Pool #AO2548	3.50	4/1/42	147

32	Fannie Mae, Pool #MA2706	3.50	8/1/46	34

34	Fannie Mae, Pool #AS7491	3.50	7/1/46	35

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$22	Fannie Mae, Pool #BK9038	3.50	10/1/33	$22

15	Fannie Mae, Pool #MA2389	3.50	9/1/35	16

14	Fannie Mae, Pool #BA1893	3.50	8/1/45	15

33	Fannie Mae, Pool #BA3123	3.50	2/1/46	35

19	Fannie Mae, Pool #BC0443	3.50	12/1/45	20

28	Fannie Mae, Pool #BC1158	3.50	2/1/46	29

33	Fannie Mae, Pool #BC2926	3.50	3/1/46	34

15	Fannie Mae, Pool #AJ1886	3.50	3/1/42	16

19	Fannie Mae, Pool #BD5046	3.50	2/1/47	20

47	Fannie Mae, Pool #MA2125	3.50	12/1/44	50

36	Fannie Mae, Pool #MA1980	3.50	8/1/44	37

85	Fannie Mae, Pool #AB6017	3.50	8/1/42	88

44	Fannie Mae, Pool #AB5511	3.50	7/1/42	46

30	Fannie Mae, Pool #AZ0862	3.50	7/1/45	31

32	Fannie Mae, Pool #AB2052	3.50	1/1/26	33

23	Fannie Mae, Pool #BJ3716	3.50	12/1/47	23

53	Fannie Mae, Pool #AS3133	3.50	8/1/44	55

23	Fannie Mae, Pool #MA3637	3.50	4/1/49	23

13	Fannie Mae, Pool #AS4236	3.50	1/1/45	14

23	Fannie Mae, Pool #AL1717	3.50	5/1/27	24

50	Fannie Mae, Pool #AS4771	3.50	4/1/45	51

40	Fannie Mae, Pool #AS4772	3.50	4/1/45	41

13	Fannie Mae, Pool #AS5596	3.50	8/1/45	13

31	Fannie Mae, Pool #AS6102	3.50	11/1/45	32

16	Fannie Mae, Pool #AS6394	3.50	12/1/45	16

32	Fannie Mae, Pool #AS7388	3.50	6/1/46	33

19	Fannie Mae, Pool #BM1568	3.50	7/1/47	20

25	Fannie Mae, Pool #MA3692	3.50	7/1/49	25

22	Fannie Mae, Pool #BM5485	3.50	2/1/49	23

36	Fannie Mae, Pool #BM2002	4.00	10/1/47	38

21	Fannie Mae, Pool #MA3615	4.00	3/1/49	22

21	Fannie Mae, Pool #CA2316	4.00	7/1/48	22

18	Fannie Mae, Pool #CA0183	4.00	8/1/47	19

38	Fannie Mae, Pool #AC7328	4.00	12/1/39	40

21	Fannie Mae, Pool #BK0909	4.00	7/1/48	22

21	Fannie Mae, Pool #BM4991	4.00	9/1/48	22

20	Fannie Mae, Pool #MA3183	4.00	11/1/47	21

20	Fannie Mae, Pool #MA3277	4.00	2/1/48	21

21	Fannie Mae, Pool #BK0920	4.00	7/1/48	22

37	Fannie Mae, Pool #BM1066	4.00	2/1/47	39

24	Fannie Mae, Pool #MA0534	4.00	10/1/30	25

14	Fannie Mae, Pool #MA2415	4.00	10/1/45	15

22	Fannie Mae, Pool #BD7060	4.00	3/1/47	23

16	Fannie Mae, Pool #AS8532	4.00	12/1/46	17

23	Fannie Mae, Pool #MA3638	4.00	4/1/49	24

32	Fannie Mae, Pool #AH6242	4.00	4/1/26	33

41	Fannie Mae, Pool #AS3467	4.00	10/1/44	43

24	Fannie Mae, Pool #AS3452	4.00	9/1/44	26

18	Fannie Mae, Pool #BE8373	4.00	2/1/47	19

18	Fannie Mae, Pool #AS7600	4.00	7/1/46	19

25	Fannie Mae, Pool #AU8849	4.00	11/1/43	26

100	Fannie Mae, Pool #190405	4.00	10/1/40	106

41	Fannie Mae, Pool #AS8823	4.00	2/1/47	43

39	Fannie Mae, Pool #AS9831	4.00	6/1/47	41

36	Fannie Mae, Pool #AS9314	4.00	3/1/47	38

23	Fannie Mae, Pool #BD7165	4.00	4/1/47	24

58	Fannie Mae, Pool #AJ5303	4.00	11/1/41	62

42	Fannie Mae, Pool #AS3468	4.00	10/1/44	44

11	Fannie Mae, Pool #AV0606	4.00	11/1/43	12

30	Fannie Mae, Pool #AL8139	4.00	2/1/32	32

42	Fannie Mae, Pool #AO2959	4.00	5/1/42	45

32	Fannie Mae, Pool #AX0841	4.00	9/1/44	34

39	Fannie Mae, Pool #MA3121	4.00	9/1/47	40

38	Fannie Mae, Pool #MA2995	4.00	5/1/47	40

20	Fannie Mae, Pool #MA3592	4.00	2/1/49	21

11	Fannie Mae, Pool #AY9901	4.00	7/1/45	11

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$21	Fannie Mae, Pool #MA3521	4.00	11/1/48	$22

7	Fannie Mae, Pool #AZ1210	4.00	5/1/45	8

15	Fannie Mae, Pool #AZ7362	4.00	11/1/45	16

—	Fannie Mae, Pool #735646	4.50	7/1/20	–

—	Fannie Mae, Pool #AB0339	4.50	1/1/20	–

8	Fannie Mae, Pool #930998	4.50	4/1/29	9

12	Fannie Mae, Pool #BE6489	4.50	1/1/47	12

12	Fannie Mae, Pool #AU9017	4.50	9/1/43	12

3	Fannie Mae, Pool #829106	4.50	10/1/20	3

20	Fannie Mae, Pool #BK6328	4.50	6/1/48	21

64	Fannie Mae, Pool #AE0217	4.50	8/1/40	69

47	Fannie Mae, Pool #AE0954	4.50	2/1/41	52

20	Fannie Mae, Pool #MA3537	4.50	12/1/48	21

16	Fannie Mae, Pool #AL6567	4.50	10/1/44	17

21	Fannie Mae, Pool #BK4850	4.50	5/1/48	22

20	Fannie Mae, Pool #CA1711	4.50	5/1/48	21

19	Fannie Mae, Pool #CA0623	4.50	10/1/47	20

51	Fannie Mae, Pool #AL1107	4.50	11/1/41	55

22	Fannie Mae, Pool #BN4309	4.50	1/1/49	23

17	Fannie Mae, Pool #AS2751	4.50	6/1/44	18

21	Fannie Mae, Pool #BM3286	4.50	11/1/47	22

13	Fannie Mae, Pool #BH3310	4.50	5/1/47	14

23	Fannie Mae, Pool #MA3639	4.50	4/1/49	24

22	Fannie Mae, Pool #725238	5.00	3/1/34	25

10	Fannie Mae, Pool #725027	5.00	11/1/33	11

19	Fannie Mae, Pool #BM3904	5.00	5/1/48	21

48	Fannie Mae, Pool #889117	5.00	10/1/35	54

7	Fannie Mae, Pool #890603	5.00	8/1/41	8

9	Fannie Mae, Pool #890221	5.50	12/1/33	10

53	Fannie Mae, Pool #725228	6.00	3/1/34	61

18	Fannie Mae, Pool #959451	6.00	12/1/37	21

27	Fannie Mae, Pool #AE0442	6.50	1/1/39	31

50	Fannie Mae, 15 YR TBA	3.00	10/25/34	51

25	Fannie Mae, 15 YR TBA	3.00	11/25/32	26

25	Fannie Mae, 15 YR TBA	4.00	10/25/34	26

75	Fannie Mae, 30 YR TBA	3.00	11/25/48	76

50	Fannie Mae, 30 YR TBA	3.00	10/25/49	51

75	Fannie Mae, 30 YR TBA	3.50	10/25/34	78

50	Fannie Mae, 30 YR TBA	3.50	11/25/49	51

200	Fannie Mae, 30 YR TBA	3.50	10/25/48	204

400	Fannie Mae, 30 YR TBA	4.00	10/25/49	414

25	Fannie Mae, 30 YR TBA	4.50	11/25/49	26

175	Fannie Mae, 30 YR TBA	4.50	10/25/49	183

26	Freddie Mac, Pool #J25686	2.00	9/1/28	27

39	Freddie Mac, Pool #G18470	2.50	6/1/28	39

17	Freddie Mac, Pool #J35896	2.50	12/1/31	17

18	Freddie Mac, Pool #G18635	2.50	3/1/32	18

22	Freddie Mac, Pool #G18687	2.50	5/1/33	22

22	Freddie Mac, Pool #G18683	2.50	4/1/33	23

17	Freddie Mac, Pool #G07445	2.50	7/1/43	17

52	Freddie Mac, Pool #G18459	2.50	3/1/28	52

39	Freddie Mac, Pool #G18485	2.50	10/1/28	39

21	Freddie Mac, Pool #Q46441	3.00	2/1/47	21

81	Freddie Mac, Pool #G08741	3.00	1/1/47	82

27	Freddie Mac, Pool #G15145	3.00	7/1/29	28

23	Freddie Mac, Pool #G08803	3.00	3/1/48	23

23	Freddie Mac, Pool #G61680	3.00	4/1/47	23

41	Freddie Mac, Pool #G60989	3.00	12/1/46	42

89	Freddie Mac, Pool #G08537	3.00	7/1/43	93

22	Freddie Mac, Pool #J36428	3.00	2/1/32	22

41	Freddie Mac, Pool #G08750	3.00	3/1/47	42

20	Freddie Mac, Pool #ZM2089	3.00	11/1/46	20

22	Freddie Mac, Pool #J38057	3.00	12/1/32	23

21	Freddie Mac, Pool #Q44665	3.00	11/1/46	21

18	Freddie Mac, Pool #J25193	3.00	8/1/23	19

39	Freddie Mac, Pool #G08737	3.00	12/1/46	40

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$9	Freddie Mac, Pool #J15438	3.00	5/1/21	$9

16	Freddie Mac, Pool #G08635	3.00	4/1/45	16

87	Freddie Mac, Pool #C09035	3.00	4/1/43	90

13	Freddie Mac, Pool #C91809	3.00	2/1/35	13

60	Freddie Mac, Pool #G08524	3.00	3/1/43	62

60	Freddie Mac, Pool #G08631	3.00	3/1/45	62

34	Freddie Mac, Pool #C91709	3.00	6/1/33	35

42	Freddie Mac, Pool #G08701	3.00	4/1/46	43

20	Freddie Mac, Pool #C91927	3.00	5/1/37	20

39	Freddie Mac, Pool #G18663	3.00	10/1/32	40

15	Freddie Mac, Pool #G18601	3.00	5/1/31	15

10	Freddie Mac, Pool #G18518	3.00	7/1/29	10

19	Freddie Mac, Pool #G08732	3.00	11/1/46	20

19	Freddie Mac, Pool #G08757	3.50	4/1/47	20

47	Freddie Mac, Pool #C03759	3.50	2/1/42	50

15	Freddie Mac, Pool #J14069	3.50	1/1/26	15

24	Freddie Mac, Pool #ZA5052	3.50	11/1/47	25

11	Freddie Mac, Pool #J30284	3.50	11/1/29	11

20	Freddie Mac, Pool #ZA5128	3.50	12/1/47	21

44	Freddie Mac, Pool #ZS4618	3.50	6/1/45	46

22	Freddie Mac, Pool #ZS4771	3.50	6/1/48	23

44	Freddie Mac, Pool #Q09896	3.50	8/1/42	46

21	Freddie Mac, Pool #V83453	3.50	10/1/47	22

26	Freddie Mac, Pool #Q43933	3.50	10/1/46	27

24	Freddie Mac, Pool #Q57871	3.50	8/1/48	24

35	Freddie Mac, Pool #C91456	3.50	6/1/32	37

25	Freddie Mac, Pool #Q53176	3.50	12/1/47	25

41	Freddie Mac, Pool #G61148	3.50	9/1/47	42

22	Freddie Mac, Pool #ZM4908	3.50	11/1/47	22

6	Freddie Mac, Pool #J13919	3.50	12/1/20	7

94	Freddie Mac, Pool #G08495	3.50	6/1/42	100

16	Freddie Mac, Pool #G08623	3.50	1/1/45	17

58	Freddie Mac, Pool #G08681	3.50	12/1/45	61

63	Freddie Mac, Pool #G08636	3.50	4/1/45	66

20	Freddie Mac, Pool #G08770	3.50	7/1/47	21

33	Freddie Mac, Pool #G08698	3.50	3/1/46	34

35	Freddie Mac, Pool #G08784	3.50	10/1/47	36

20	Freddie Mac, Pool #G08620	3.50	12/1/44	21

30	Freddie Mac, Pool #G08693	3.50	3/1/46	31

32	Freddie Mac, Pool #G08687	3.50	1/1/46	33

52	Freddie Mac, Pool #G08554	3.50	10/1/43	54

17	Freddie Mac, Pool #G08702	3.50	4/1/46	17

14	Freddie Mac, Pool #G08627	3.50	2/1/45	15

38	Freddie Mac, Pool #G08761	3.50	5/1/47	40

50	Freddie Mac, Series K091, Class A2	3.51	3/25/29	55

32	Freddie Mac, Pool #G08669	4.00	9/1/45	33

37	Freddie Mac, Pool #ZA4988	4.00	8/1/47	39

1	Freddie Mac, Pool #G11690	4.00	2/1/20	1

23	Freddie Mac, Pool #G08563	4.00	1/1/44	24

15	Freddie Mac, Pool #C91395	4.00	9/1/31	16

23	Freddie Mac, Pool #Q58680	4.00	9/1/48	24

32	Freddie Mac, Pool #A96286	4.00	1/1/41	34

40	Freddie Mac, Pool #G06506	4.00	12/1/40	43

24	Freddie Mac, Pool #G08771	4.00	7/1/47	25

38	Freddie Mac, Pool #G08775	4.00	8/1/47	39

44	Freddie Mac, Pool #Q24955	4.00	2/1/44	46

43	Freddie Mac, Pool #ZT1320	4.00	11/1/48	45

39	Freddie Mac, Pool #G08606	4.00	9/1/44	40

21	Freddie Mac, Pool #G08801	4.00	2/1/48	22

33	Freddie Mac, Pool #ZS4708	4.00	3/1/47	35

32	Freddie Mac, Pool #G08567	4.00	1/1/44	34

52	Freddie Mac, Pool #G08637	4.00	4/1/45	54

18	Freddie Mac, Pool #A97186	4.50	3/1/41	19

13	Freddie Mac, Pool #C09059	4.50	3/1/44	14

53	Freddie Mac, Pool #A97692	4.50	3/1/41	57

5	Freddie Mac, Pool #C90686	4.50	6/1/23	6

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$33	Freddie Mac, Pool #G01890	4.50	10/1/35	$36

23	Freddie Mac, Pool #Q58217	4.50	9/1/48	24

21	Freddie Mac, Pool #Q52321	4.50	11/1/47	22

17	Freddie Mac, Pool #G08781	4.50	9/1/47	18

19	Freddie Mac, Pool #G08820	4.50	5/1/48	20

21	Freddie Mac, Pool #G01962	5.00	12/1/35	23

20	Freddie Mac, Pool #G04817	5.00	9/1/38	22

22	Freddie Mac, Pool #G05904	5.00	9/1/39	24

48	Freddie Mac, Pool #ZT1779	5.00	3/1/49	51

19	Freddie Mac, Pool #G08838	5.00	9/1/48	20

32	Freddie Mac, Pool #G01665	5.50	3/1/34	36

21	Freddie Mac, Pool #G02794	6.00	5/1/37	24

10	Freddie Mac, Pool #G03616	6.00	12/1/37	12

3	Freddie Mac, Pool #C90989	6.00	9/1/26	4

18	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	18

10	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	10

19	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	19

8	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	8

18	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	19

33	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	34

64	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	66

41	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	43

46	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	48

20	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	20

45	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	47

40	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	41

16	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	17

23	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	23

41	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	42

39	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	41

31	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	32

38	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	39

20	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	21

35	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	36

22	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	23

21	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	22

41	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	42

21	Government National Mortgage Association, Pool # MA4003	3.00	10/20/46	22

15	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	15

28	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	29

27	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	28

36	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	37

21	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	22

34	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	36

62	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	66

26	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	27

32	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	33

27	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	29

38	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	40

27	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	28

21	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	21

36	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	38

42	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	45

15	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	15

12	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	13

22	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	23

26	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	28

37	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	39

12	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	13

8	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	8

43	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	46

26	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	27

36	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	37

14	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	14

25	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	26

19	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$38	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	$39

20	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	21

25	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	25

30	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	32

30	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	31

40	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	42

29	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	30

33	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	35

25	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	26

31	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	33

34	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	35

16	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	17

17	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	18

35	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	36

31	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	32

35	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	36

24	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	25

40	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	41

15	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	16

20	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	21

11	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	11

34	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	35

35	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	36

19	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	20

21	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	22

10	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	11

18	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	20

31	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	32

22	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	24

32	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	34

19	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	20

16	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	17

21	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	22

63	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	67

10	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	10

16	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	17

14	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	15

23	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	23

17	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	18

18	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	19

16	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	17

37	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	39

18	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	19

16	Government National Mortgage Association, Pool #738906	4.50	10/15/41	17

39	Government National Mortgage Association, Pool #721760	4.50	8/15/40	42

66	Government National Mortgage Association, Pool #4801	4.50	9/20/40	71

18	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	20

24	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	25

24	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	25

8	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	8

15	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	15

19	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	20

19	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	20

14	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	15

28	Government National Mortgage Association, Pool #697946	5.00	3/15/39	31

20	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	21

17	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	18

39	Government National Mortgage Association, Pool #4559	5.00	10/20/39	43

18	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	20

17	Government National Mortgage Association, Pool #510835	5.50	2/15/35	19

17	Government National Mortgage Association, Pool #4222	6.00	8/20/38	19

2	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3

75	Government National Mortgage Association, 30 YR TBA	3.00	10/20/49	77

50	Government National Mortgage Association, 30 YR TBA	3.00	11/20/49	51

150	Government National Mortgage Association, 30 YR TBA	3.50	10/20/48	155

50	Government National Mortgage Association, 30 YR TBA	3.50	11/20/49	52

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$325	Government National Mortgage Association, 30 YR TBA	4.00	10/20/49	$337

75	Government National Mortgage Association, 30 YR TBA	4.50	10/20/49	78

50	Government National Mortgage Association, 30 YR TBA	5.00	10/20/48	53

	Total U.S. Government Agency Mortgages			13,484

	U.S. Government Agency Securities — 1.00%

65	Fannie Mae	1.25	5/6/21	64

50	Fannie Mae, Callable 10/27/19 @ 100.00	1.70	1/27/20	50

30	Fannie Mae	2.13	4/24/26	31

10	Fannie Mae	5.63	7/15/37	15

20	Fannie Mae	6.63	11/15/30	29

25	Federal Farm Credit Bank	1.55	8/16/21	25

25	Federal Home Loan Bank	1.13	7/14/21	25

55	Federal Home Loan Bank	1.88	11/29/21	55

50	Federal Home Loan Bank	1.88	7/7/21	50

25	Federal Home Loan Bank	2.13	3/10/23	25

40	Federal Home Loan Bank	2.88	9/13/24	42

15	Federal Home Loan Bank	5.63	6/11/21	16

20	Freddie Mac	1.88	11/17/20	20

40	Freddie Mac	2.38	1/13/22	41

15	Freddie Mac	6.25	7/15/32	22

10	Freddie Mac	6.75	3/15/31	15

25	Freddie Mac	6.75	9/15/29	36

5	Tennessee Valley Authority	3.50	12/15/42	6

30	Tennessee Valley Authority	5.88	4/1/36	44

20	Tennessee Valley Authority, Series E	6.75	11/1/25	26

	Total U.S. Government Agency Securities			637

	Corporate Bonds — 34.93%

116	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	126

145	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	150

135	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	146

25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	28

100	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40	2/27/23	104

395	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	423

280	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	290

10	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	12

195	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	204

255	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	273

140	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	162

140	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	166

170	Anheuser-Busch InBev N.V. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	197

40	Anthem, Inc. (Health Care Providers & Services)	3.30	1/15/23	41

162	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	171

150	Anthem, Inc. (Health Care Providers & Services)	4.35	8/15/20	153

70	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	77

185	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	232

90	Archer-Daniels-Midland Co., Class - C (Food Products)	4.02	4/16/43	104

340	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	369

135	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	158

90	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	107

65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	73

35	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	40

325	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps) (b)	10/1/25	334

20	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25	10/21/27	21

550	Bank of America Corp., MTN (Banks)	3.88	8/1/25	594

135	Bank One Corp. (Banks)	8.00	4/29/27	180

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$270	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	$319

75	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80	11/15/26	95

50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	51

155	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	154

130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30	10/30/24	134

470	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	489

35	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	48

250	Citibank NA, Series BKNT (Banks), Callable 12/23/23 @ 100.00	3.65	1/23/24	265

555	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20	10/21/26	573

35	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	38

245	Comcast Corp. (Media)	4.75	3/1/44	298

170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	246

20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	29

45	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	50

180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	198

210	CSX Corp. (Road & Rail)	6.22	4/30/40	284

115	CVS Health Corp. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	2.75	12/1/22	116

125	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70	3/9/23	130

535	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	579

188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	228

225	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	227

225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	238

35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	40

100	Duke Energy Corp. (Electric Utilities), Callable 5/15/27 @ 100.00	3.15	8/15/27	103

25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	29

145	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	159

85	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	90

184	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	210

100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	114

35	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	37

190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	203

10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	11

295	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	301

60	Georgia Power Co. (Electric Utilities)	2.00	9/8/20	60

101	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	116

50	GlaxoSmithKline PLC (Diversified Financial Services)	6.38	5/15/38	72

215	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	224

255	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	269

155	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50	8/1/26	160

105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	128

120	Interpublic Group of Companies, Inc. (Media)	3.50	10/1/20	121

250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	268

400	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	414

110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	116

175	Lincoln National Corp. (Insurance)	7.00	6/15/40	250

135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	161

85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	93

45	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	46

135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	144

39	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38	3/15/35	47

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$85	MetLife, Inc. (Insurance)	5.70	6/15/35	$114

240	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	313

305	Morgan Stanley (Capital Markets)	2.63	11/17/21	308

155	Morgan Stanley (Capital Markets)	3.13	1/23/23	159

255	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	262

145	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	181

195	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	204

173	Oracle Corp. (Software)	5.38	7/15/40	225

100	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	115

75	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	78

105	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	118

95	Principal Financial Group, Inc. (Insurance), Callable 2/15/25 @ 100.00	3.40	5/15/25	99

225	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	297

45	Prudential Financial, Inc., MTN (Insurance), Callable 12/27/27 @ 100.00	3.88	3/27/28	49

15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	21

30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	32

125	RELX Capital, Inc. (Professional Services), Callable 7/15/22 @ 100.00	3.13	10/15/22	128

170	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	176

155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	165

190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	205

115	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	116

50	Ryder System, Inc. (Road & Rail), Callable 10/15/21 @ 100.00	3.45	11/15/21	51

150	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	151

30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	31

60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	61

135	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	142

255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	262

185	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	187

150	TCI Communications, Inc. (Media)	7.88	2/15/26	196

65	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	81

145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	192

205	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	211

15	The Sherwin-Williams Co. (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	16

170	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	240

135	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	175

250	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	268

95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	105

30	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	35

50	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	60

75	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	88

85	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	103

110	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	142

175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	183

415	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/3/29 @ 100.00	4.02	12/3/29	462

200	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	252

80	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	96

60	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	84

65	Waste Management, Inc. (Commercial Services & Supplies), Callable 1/15/39 @ 100.00	4.00	7/15/39	73

470	Wells Fargo & Co. (Banks)	3.00	2/19/25	482

35	Wells Fargo & Co. (Banks)	3.30	9/9/24	37

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$115	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15	1/24/29	$127

250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	264

55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	76

165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	242

	Total Corporate Bonds			22,250

	U.S. Treasury Obligations — 31.11%

73	U.S. Treasury Bond	2.25	8/15/49	75

117	U.S. Treasury Bond	2.25	8/15/46	120

60	U.S. Treasury Bond	2.50	2/15/45	65

125	U.S. Treasury Bond	2.50	5/15/46	135

145	U.S. Treasury Bond	2.50	2/15/46	156

58	U.S. Treasury Bond	2.75	8/15/42	65

79	U.S. Treasury Bond	2.75	11/15/42	89

125	U.S. Treasury Bond	2.75	11/15/47	142

55	U.S. Treasury Bond	2.75	8/15/47	62

69	U.S. Treasury Bond	2.88	5/15/49	81

115	U.S. Treasury Bond	2.88	11/15/46	133

125	U.S. Treasury Bond	2.88	5/15/43	143

110	U.S. Treasury Bond	2.88	8/15/45	127

50	U.S. Treasury Bond	3.00	5/15/45	59

75	U.S. Treasury Bond	3.00	2/15/47	89

125	U.S. Treasury Bond	3.00	5/15/47	148

125	U.S. Treasury Bond	3.00	11/15/44	147

75	U.S. Treasury Bond	3.00	11/15/45	89

50	U.S. Treasury Bond	3.00	2/15/48	59

120	U.S. Treasury Bond	3.00	8/15/48	143

90	U.S. Treasury Bond	3.00	2/15/49	107

14	U.S. Treasury Bond	3.00	5/15/42	16

90	U.S. Treasury Bond	3.13	2/15/43	107

80	U.S. Treasury Bond	3.13	5/15/48	97

47	U.S. Treasury Bond	3.13	2/15/42	56

115	U.S. Treasury Bond	3.13	8/15/44	138

75	U.S. Treasury Bond	3.38	5/15/44	94

55	U.S. Treasury Bond	3.38	11/15/48	70

8	U.S. Treasury Bond	3.50	2/15/39	10

115	U.S. Treasury Bond	3.63	2/15/44	149

75	U.S. Treasury Bond	3.63	8/15/43	97

120	U.S. Treasury Bond	3.75	11/15/43	158

53	U.S. Treasury Bond	3.75	8/15/41	69

10	U.S. Treasury Bond	3.88	8/15/40	13

60	U.S. Treasury Bond	4.38	5/15/40	84

35	U.S. Treasury Bond	4.38	5/15/41	50

15	U.S. Treasury Bond	4.38	11/15/39	21

25	U.S. Treasury Bond	4.38	2/15/38	35

10	U.S. Treasury Bond	4.50	2/15/36	14

15	U.S. Treasury Bond	4.63	2/15/40	22

70	U.S. Treasury Bond	4.75	2/15/41	104

40	U.S. Treasury Bond	5.00	5/15/37	59

20	U.S. Treasury Bond	5.25	2/15/29	26

55	U.S. Treasury Bond	5.38	2/15/31	76

25	U.S. Treasury Bond	6.00	2/15/26	32

25	U.S. Treasury Bond	6.13	8/15/29	35

60	U.S. Treasury Bond	6.13	11/15/27	80

35	U.S. Treasury Bond	6.25	5/15/30	50

15	U.S. Treasury Bond	6.50	11/15/26	20

17	U.S. Treasury Bond	7.50	11/15/24	22

15	U.S. Treasury Bond	7.63	2/15/25	20

40	U.S. Treasury Bond	8.00	11/15/21	45

35	U.S. Treasury Note	1.13	2/28/21	35

105	U.S. Treasury Note	1.13	7/31/21	104

55	U.S. Treasury Note	1.13	8/31/21	54

25	U.S. Treasury Note	1.13	9/30/21	25

100	U.S. Treasury Note	1.25	3/31/21	99

95	U.S. Treasury Note	1.25	8/31/24	94

80	U.S. Treasury Note	1.38	1/31/21	80

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$100	U.S. Treasury Note	1.38	4/30/21	$99

25	U.S. Treasury Note	1.38	8/31/23	25

75	U.S. Treasury Note	1.38	9/30/23	74

75	U.S. Treasury Note	1.38	8/31/26	74

100	U.S. Treasury Note	1.38	5/31/21	99

70	U.S. Treasury Note	1.38	6/30/23	69

130	U.S. Treasury Note	1.38	10/31/20	129

40	U.S. Treasury Note	1.50	8/15/22	40

100	U.S. Treasury Note	1.50	3/31/23	100

45	U.S. Treasury Note	1.50	8/15/26	45

45	U.S. Treasury Note	1.50	8/31/21	45

80	U.S. Treasury Note	1.50	9/15/22	80

105	U.S. Treasury Note	1.50	2/28/23	105

130	U.S. Treasury Note	1.63	11/30/20	130

70	U.S. Treasury Note	1.63	9/30/26	70

120	U.S. Treasury Note	1.63	2/15/26	120

65	U.S. Treasury Note	1.63	8/15/29	65

90	U.S. Treasury Note	1.63	9/30/21	90

65	U.S. Treasury Note	1.63	8/15/22	65

100	U.S. Treasury Note	1.63	4/30/23	100

60	U.S. Treasury Note	1.63	5/15/26	60

80	U.S. Treasury Note	1.63	5/31/23	80

50	U.S. Treasury Note	1.63	6/30/21	50

80	U.S. Treasury Note	1.63	9/30/24	80

100	U.S. Treasury Note	1.63	10/31/23	100

102	U.S. Treasury Note	1.63	11/15/22	102

90	U.S. Treasury Note	1.75	5/15/22	90

80	U.S. Treasury Note	1.75	7/31/24	81

115	U.S. Treasury Note	1.75	4/30/22	115

105	U.S. Treasury Note	1.75	10/31/20	105

75	U.S. Treasury Note	1.75	6/30/24	76

5	U.S. Treasury Note	1.75	11/30/21	5

164	U.S. Treasury Note	1.75	5/15/23	165

85	U.S. Treasury Note	1.75	3/31/22	85

50	U.S. Treasury Note	1.75	6/15/22	50

95	U.S. Treasury Note	1.75	7/31/21	95

90	U.S. Treasury Note	1.75	7/15/22	90

80	U.S. Treasury Note	1.75	1/31/23	80

110	U.S. Treasury Note	1.75	9/30/22	111

60	U.S. Treasury Note	1.75	12/31/20	60

85	U.S. Treasury Note	1.88	8/31/22	86

70	U.S. Treasury Note	1.88	10/31/22	71

100	U.S. Treasury Note	1.88	3/31/22	101

105	U.S. Treasury Note	1.88	1/31/22	106

75	U.S. Treasury Note	1.88	7/31/26	76

50	U.S. Treasury Note	1.88	2/28/22	50

110	U.S. Treasury Note	1.88	11/30/21	111

50	U.S. Treasury Note	1.88	6/30/26	51

65	U.S. Treasury Note	1.88	7/31/22	65

20	U.S. Treasury Note	1.88	8/31/24	20

90	U.S. Treasury Note	1.88	9/30/22	91

125	U.S. Treasury Note	1.88	4/30/22	126

85	U.S. Treasury Note	1.88	5/31/22	86

110	U.S. Treasury Note	2.00	12/31/21	111

75	U.S. Treasury Note	2.00	10/31/22	76

25	U.S. Treasury Note	2.00	11/30/20	25

80	U.S. Treasury Note	2.00	8/31/21	80

100	U.S. Treasury Note	2.00	2/28/21	100

100	U.S. Treasury Note	2.00	5/31/21	100

10	U.S. Treasury Note	2.00	1/15/21	10

60	U.S. Treasury Note	2.00	10/31/21	60

185	U.S. Treasury Note	2.00	11/15/26	191

150	U.S. Treasury Note	2.00	11/30/22	152

125	U.S. Treasury Note	2.00	6/30/24	127

120	U.S. Treasury Note	2.00	4/30/24	122

125	U.S. Treasury Note	2.00	5/31/24	128

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$25	U.S. Treasury Note	2.00	2/15/25	$26

195	U.S. Treasury Note	2.00	8/15/25	200

145	U.S. Treasury Note	2.00	11/15/21	146

95	U.S. Treasury Note	2.00	7/31/22	96

100	U.S. Treasury Note	2.00	2/15/22	101

100	U.S. Treasury Note	2.13	5/31/26	103

105	U.S. Treasury Note	2.13	12/31/21	106

55	U.S. Treasury Note	2.13	7/31/24	56

90	U.S. Treasury Note	2.13	6/30/22	91

65	U.S. Treasury Note	2.13	9/30/24	67

70	U.S. Treasury Note	2.13	6/30/21	71

105	U.S. Treasury Note	2.13	5/15/25	108

45	U.S. Treasury Note	2.13	8/15/21	45

90	U.S. Treasury Note	2.13	11/30/23	92

70	U.S. Treasury Note	2.13	3/31/24	72

110	U.S. Treasury Note	2.13	12/31/22	112

105	U.S. Treasury Note	2.13	2/29/24	107

30	U.S. Treasury Note	2.13	1/31/21	30

5	U.S. Treasury Note	2.13	9/30/21	5

185	U.S. Treasury Note	2.25	8/15/27	194

75	U.S. Treasury Note	2.25	10/31/24	77

175	U.S. Treasury Note	2.25	11/15/27	183

165	U.S. Treasury Note	2.25	2/15/27	172

80	U.S. Treasury Note	2.25	12/31/23	82

50	U.S. Treasury Note	2.25	4/30/24	52

55	U.S. Treasury Note	2.25	12/31/24	57

80	U.S. Treasury Note	2.25	3/31/26	83

80	U.S. Treasury Note	2.25	1/31/24	82

40	U.S. Treasury Note	2.25	4/30/21	40

40	U.S. Treasury Note	2.25	7/31/21	40

95	U.S. Treasury Note	2.25	11/15/25	99

85	U.S. Treasury Note	2.25	2/15/21	86

180	U.S. Treasury Note	2.25	3/31/21	181

150	U.S. Treasury Note	2.25	11/15/24	155

100	U.S. Treasury Note	2.25	4/15/22	102

10	U.S. Treasury Note	2.38	3/15/21	10

110	U.S. Treasury Note	2.38	1/31/23	113

175	U.S. Treasury Note	2.38	5/15/27	185

100	U.S. Treasury Note	2.38	2/29/24	103

100	U.S. Treasury Note	2.38	8/15/24	104

80	U.S. Treasury Note	2.38	4/30/26	84

70	U.S. Treasury Note	2.38	12/31/20	70

90	U.S. Treasury Note	2.38	4/15/21	91

95	U.S. Treasury Note	2.38	3/15/22	97

120	U.S. Treasury Note	2.38	5/15/29	127

50	U.S. Treasury Note	2.50	1/31/24	52

110	U.S. Treasury Note	2.50	1/31/21	111

110	U.S. Treasury Note	2.50	12/31/20	111

110	U.S. Treasury Note	2.50	2/28/21	111

105	U.S. Treasury Note	2.50	2/15/22	107

127	U.S. Treasury Note	2.50	8/15/23	131

105	U.S. Treasury Note	2.50	5/15/24	109

50	U.S. Treasury Note	2.50	1/15/22	51

85	U.S. Treasury Note	2.50	2/28/26	90

50	U.S. Treasury Note	2.50	3/31/23	52

95	U.S. Treasury Note	2.63	5/15/21	96

105	U.S. Treasury Note	2.63	6/30/23	109

105	U.S. Treasury Note	2.63	12/15/21	107

90	U.S. Treasury Note	2.63	12/31/25	95

100	U.S. Treasury Note	2.63	12/31/23	104

95	U.S. Treasury Note	2.63	6/15/21	96

130	U.S. Treasury Note	2.63	7/15/21	132

100	U.S. Treasury Note	2.63	3/31/25	105

110	U.S. Treasury Note	2.63	2/28/23	114

165	U.S. Treasury Note	2.63	2/15/29	178

75	U.S. Treasury Note	2.63	11/15/20	76

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$85	U.S. Treasury Note	2.63		1/31/26	$90

90	U.S. Treasury Note	2.75		6/30/25	96

90	U.S. Treasury Note	2.75		7/31/23	94

170	U.S. Treasury Note	2.75		11/15/23	178

110	U.S. Treasury Note	2.75		11/30/20	111

45	U.S. Treasury Note	2.75		4/30/23	47

80	U.S. Treasury Note	2.75		2/15/28	87

90	U.S. Treasury Note	2.75		2/28/25	95

95	U.S. Treasury Note	2.75		5/31/23	99

45	U.S. Treasury Note	2.75		9/30/20	45

50	U.S. Treasury Note	2.75		9/15/21	51

105	U.S. Treasury Note	2.75		8/31/23	110

95	U.S. Treasury Note	2.75		8/15/21	97

100	U.S. Treasury Note	2.75		2/15/24	105

85	U.S. Treasury Note	2.75		8/31/25	90

35	U.S. Treasury Note	2.88		11/30/23	37

140	U.S. Treasury Note	2.88		10/31/20	142

100	U.S. Treasury Note	2.88		11/15/21	103

200	U.S. Treasury Note	2.88		8/15/28	221

90	U.S. Treasury Note	2.88		5/31/25	96

90	U.S. Treasury Note	2.88		4/30/25	96

140	U.S. Treasury Note	2.88		5/15/28	154

90	U.S. Treasury Note	2.88		11/30/25	97

105	U.S. Treasury Note	2.88		9/30/23	110

50	U.S. Treasury Note	2.88		10/15/21	51

50	U.S. Treasury Note	2.88		10/31/23	53

75	U.S. Treasury Note	2.88		7/31/25	80

85	U.S. Treasury Note	3.00		10/31/25	92

85	U.S. Treasury Note	3.00		9/30/25	92

115	U.S. Treasury Note	3.13		11/15/28	129

100	U.S. Treasury Note	3.13		5/15/21	102

100	U.S. Treasury Note	3.63		2/15/21	103

	Total U.S. Treasury Obligations				19,813

	Yankee Dollars — 6.30%

100	America Movil SAB de CV (Wireless Telecommunication Services)	5.00		3/30/20	101

85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	114

100	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	107

45	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	58

185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	196

114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	173

155	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	157

120	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	122

50	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	53

270	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	288

105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(c)	6/15/30	155

90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	124

210	HSBC Holdings PLC (Banks)	4.00		3/30/22	219

200	HSBC Holdings PLC (Banks)	5.10		4/5/21	208

140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	161

145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	200

40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	42

25	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	26

35	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	36

105	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	164

90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	104

170	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	247

105	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	135

55	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	56

35	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	37

75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	102

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Yankee Dollars (continued)

$240	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	$266

140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	180

20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	26

35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	40

90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	114

	Total Yankee Dollars				4,011

Shares

	Investment Companies — 15.57%

334,499	State Street Institutional Treasury Money Market Fund, Premier Class	1.94	(d)		334

9,584,910	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(d)		9,585

	Total Investment Companies				9,919

	Total Investments (cost $68,327) — 112.01%				71,346

	Liabilities in excess of other assets — (12.01)%				(7,651)

	Net Assets — 100.00%				$63,695

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2019.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2019.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on September 30, 2019.

(d)	The rate disclosed is the rate in effect on September 30, 2019.

bps—Basis Points

MTN—Medium Term Note

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total

Asset Backed Securities	—	0.36%	—	0.36%

Collateralized Mortgage Obligations	—	1.57%	—	1.57%

U.S. Government Agency Mortgages	—	21.17%	—	21.17%

U.S. Government Agency Securities	—	1.00%	—	1.00%

Corporate Bonds	34.93%	—	—	34.93%

U.S. Treasury Obligations	—	31.11%	—	31.11%

Yankee Dollars	6.30%	—	—	6.30%

Investment Companies	0.53%	3.24%	11.80%	15.57%

Other Assets (Liabilities)	0.36%	-2.93%	-9.44%	-12.01%

Total Net Assets	42.12%	55.52%	2.36%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Asset Backed Securities — 1.31%

$1,293	Dividend Solar Loans LLC, Series 2017-1, Class - B, Callable 7/20/30 @ 100.00 (a)	5.25	3/22/38	$1,352

2,140	Legacy Mortgage Asset Trust, Series 2019-GS2, Class - A2, Callable 4/25/21 @ 100.00 (a)	4.25(b)	1/25/59	2,083

2,117	Mill City Mortgage Trust, Series 2017-3, Class - B2, Callable 6/25/34 @ 100.00 (a)	3.25(b)	1/25/61	1,839

1,537	Mill City Mortgage Trust, Series 2017-1, Class - B2, Callable 8/25/29 @ 100.00 (a)	3.78(b)	11/25/58	1,487

721	Mill City Mortgage Trust, Series 2016-1, Class - B2, Callable 8/25/32 @ 100.00 (a)	3.98(b)	4/25/57	752

	Total Asset Backed Securities			7,513

	Collateralized Mortgage Obligations — 12.15%

5,189	Bank of America Merrill Lynch Large Loan, Inc., Series 2016-GG10, Class - AJA (a)	6.01(b)	8/10/45	3,353

1,407	Connecticut Avenue Securities, Series 2016-C03, Class - 1B, Callable 4/25/26 @ 100.00 (a)	13.77 (US0001M + 1175.00 bps)(c)	10/25/28	2,007

4,818	Connecticut Avenue Securities, Series 2016-C02, Class - 1B, Callable 3/25/26 @ 100.00 (a)	14.27 (US0001M + 1225.00 bps)(c)	9/25/28	6,772

1,732	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-1, Class - A2, Callable 10/25/19 @ 100.00	6.00	3/25/37	1,354

1,492	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class - B1, Callable 10/25/48 @ 100.00 (a)	3.08(b)	7/25/57	1,227

1,712	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class - B2, Callable 10/25/48 @ 100.00 (a)	3.08(b)	7/25/57	1,245

1,455	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class - B3, Callable 10/25/48 @ 100.00 (a)	3.08(b)	7/25/57	914

1,665	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class - B4, Callable 10/25/48 @ 100.00 (a)	3.08(b)	7/25/57	246

1,500	Credit Suisse Mortgage Trust, Series 2019-SLKZ, Class - D (a)	5.63 (US0001M + 360.00 bps)(c)	1/15/34	1,510

1,506	Credit Suisse Mortgage Trust, Series 2007-C5, Class - AM	5.87	9/15/40	1,194

3,864	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class - MZ (a)	7.49(b)	7/6/20	3,877

1,500	Credit Suisse Mortgage Trust, Series 2017-CHOP, Class - H (a)	9.65 (US0001M + 762.00 bps)(c)	7/15/32	1,498

2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class - G (a)	3.75	8/10/44	1,549

2,062	Downey Savings And Loan Association Mortgage Loan Trust, Series 2007-AR1, Class - 1A1B, Callable 3/19/29 @ 100.00	2.20 (US0001M + 14.00 bps)(c)	4/19/47	1,795

2,260	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class - AJ	5.68(b)	12/10/49	682

4,850	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class - D (a)	8.03 (US0001M + 600.00 bps)(c)	9/15/31	4,850

1,412	Helios Issuer LLC, Series 2018-1A, Class - B, Callable 1/20/26 @ 100.00 (a)	7.71	7/20/48	1,509

1,650	JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class - C (a)	5.83 (US0001M + 380.00 bps)(c)	7/15/34	1,650

2,497	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class - AJ	6.00(b)	2/12/49	1,688

2,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class - M (a)	10.24 (US0001M + 820.77 bps)(c)	6/15/35	1,994

4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class - F (a)	9.18 (US0001M + 690.00 bps)(c)	9/15/28	4,079

1,729	Multifamily Trust, Series 2016-1, Class - B (a)	10.96 (US0003M + 113.00 bps)(c)	4/25/46	1,705

950	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class - D (a)	4.54(b)	8/5/24	930

480	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class - E (a)	4.54(b)	8/5/24	435

1,736	PMT Credit Risk Transfer Trust, Series 2019-2R, Class - A, Callable 5/27/23 @ 100.00 (a)	4.89 (US0001M + 275.00 bps)(c)	5/27/23	1,741

1,489	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class - B, Callable 10/25/25 @ 100.00	11.37 (US0001M + 935.00 bps)(c)	4/25/28	1,922

4,467	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class - B, Callable 1/25/26 @ 100.00	12.15 (US0001M + 1000.00 bps)(c)	7/25/28	5,951

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Collateralized Mortgage Obligations (continued)

$2,430	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class - G (a)	8.39 (US0001M + 635.00 bps)(c)	11/11/34	$2,430

1,620	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class - H (a)	11.84 (US0001M + 980.00 bps) (c)	11/11/34	1,620

4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class - G (a)	5.00(b)	5/10/63	1,550

8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class - H (a)	5.00(b)	5/10/63	2,717

3,531	Upgrade Pass-Through Trust, Series 2018-7, Class - A (a)	14.78	1/15/25	3,364

561	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class - AJ	5.84(b)	2/15/51	392

	Total Collateralized Mortgage Obligations			69,750

	U.S. Government Agency Mortgages — 5.64%

1,140	Fannie Mae, Series 2017-C05, Class - 1B1, Callable 7/25/27 @ 100.00 (a)	5.62 (US0001M + 360.00 bps) (c)	1/25/30	1,201

3,050	Fannie Mae, Series 2017-C07, Class - 1B1, Callable 11/25/27 @ 100.00 (a)	6.02 (US0001M + 400.00 bps)(c)	5/25/30	3,297

3,190	Fannie Mae, Series 2018-R07, Class - 1B1, Callable 6/25/25 @ 100.00 (a)	6.37 (US0001M + 435.00 bps)(c)	4/25/31	3,481

530	Fannie Mae, Series 2017-C03, Class - 1B1, Callable 4/25/27 @ 100.00 (a)	6.87 (US0001M + 485.00 bps)(c)	10/25/29	603

1,497	Fannie Mae, Series 2016-C06, Class - 1B, Callable 10/25/26 @ 100.00 (a)	11.27 (US0001M + 925.00 bps)(c)	4/25/29	1,914

3,490	Fannie Mae, Series 2016-C04, Class - 1B, Callable 7/25/26 @ 100.00 (a)	12.27 (US0001M + 1025.00 bps)(c)	1/25/29	4,667

338	Fannie Mae, Series 2016-C01, Class - 1B, Callable 2/25/26 @ 100.00 (a)	13.77 (US0001M + 1175.00 bps)(c)	8/25/28	490

2,650	Freddie Mac, Series 2018-SPI4, Class - B, Callable 2/25/23 @ 100.00 (a)	4.46(b)	11/25/48	1,524

528	Freddie Mac, Series 2017-DNA1, Class - B2, Callable 1/25/27 @ 100.00	12.02 (US0001M + 1000.00 bps)(c)	7/25/29	606

1,090	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class - B1, Callable 4/25/27 @ 100.00	7.17 (US0001M + 515.00 bps)(c)	10/25/29	1,259

3,062	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class - B2, Callable 4/25/27 @ 100.00	13.27 (US0001M + 1125.00 bps)(c)	10/25/29	3,861

5,887	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2017-2, Class - B, Callable 9/25/43 @ 100.00 (d)	0.00(b)	8/25/56	1,142

140,742	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2016-1, Class - XSIO, Callable 10/25/39 @ 100.00 (d)	0.07(b)	9/25/55	506

246,429	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2017-2, Class - XSIO, Callable 9/25/43 @ 100.00 (d)	0.07(b)	8/25/56	982

8,877	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2017-2, Class - BIO, Callable 9/25/43 @ 100.00 (d)	1.17(b)	8/25/56	1,426

19,192	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2016-1, Class - BIO, Callable 10/25/39 @ 100.00 (d)	1.27(b)	9/25/55	1,799

1,220	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2017-2, Class - M1, Callable 9/25/43 @ 100.00 (a)	4.00(b)	8/25/56	1,201

1,850	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2019-1, Class - M, Callable 6/25/39 @ 100.00 (a)	4.75(b)	7/25/58	1,683

8,062	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2016-1, Class - B, Callable 10/25/39 @ 100.00 (d)	6.54	9/25/55	770

	Total U.S. Government Agency Mortgages			32,412

	Corporate Bonds — 45.61%

1,100	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 11/7/19 @ 101.28	5.13	7/1/22	1,110

928	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 11/7/19 @ 102.81	5.63	2/15/23	947

1,510	Adient US LLC (Auto Components), Callable 5/15/22 @ 103.50 (a)	7.00	5/15/26	1,580

96	Advanced Drainage Systems, Inc. (Building Products), Callable 9/30/22 @ 102.50 (a)	5.00	9/30/27	97

1,011	Ahern Rentals, Inc. (Trading Companies & Distributors), Callable 11/7/19 @ 103.69 (a)	7.38	5/15/23	859

1,885	Albertsons Companies LLC (Food & Staples Retailing), Callable 11/7/19 @ 104.31	5.75	3/15/25	1,942

732	Albertsons Companies LLC (Food & Staples Retailing), Callable 8/15/22 @ 104.41 (a)	5.88	2/15/28	774

371	Albertsons Companies LLC (Food & Staples Retailing), Callable 11/7/19 @ 104.97	6.63	6/15/24	389

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$746	Albertsons Companies LLC (Food & Staples Retailing), Callable 3/15/22 @ 105.63 (a)	7.50	3/15/26	$835

1,073	Allison Transmission, Inc. (Machinery), Callable 10/18/19 @ 102.50 (a)	5.00	10/1/24	1,096

97	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75	11/20/25	109

1,070	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	1,474

443	AMC Networks, Inc. (Media), Callable 8/1/21 @ 102.38	4.75	8/1/25	455

662	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	682

1,194	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 5/15/21 @ 102.94 (a)	5.88	5/15/26	1,249

660	AMN Healthcare, Inc. (Health Care Providers & Services), Callable 11/21/19 @ 103.84 (a)	5.13	10/1/24	685

1,294	Amsted Industries, Inc. (Machinery), Callable 11/7/19 @ 102.69 (a)	5.38	9/15/24	1,326

1,204	Amsted Industries, Inc. (Machinery), Callable 7/1/22 @ 102.81 (a)	5.63	7/1/27	1,267

2,315	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/21 @ 103.50 (a)	7.00	11/1/26	1,933

773	Ashtead Capital, Inc. (Trading Companies & Distributors), Callable 8/15/22 @ 102.19 (a)	4.38	8/15/27	790

96	Avis Budget Car Rental LLC (Road & Rail), Callable 11/7/19 @ 101.83	5.50	4/1/23	98

931	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 6/15/22 @ 102.88 (a)	5.75	7/15/27	959

573	Ball Corp. (Containers & Packaging), Callable 12/15/25 @ 100.00	4.88	3/15/26	621

1,546	Bank of America Corp. (Banks), Callable 3/17/25 @ 100.00, Perpetual Bond(e)	6.10 (US0003M + 389.80 bps)(c)	12/29/49	1,689

1,356	Bausch Health Americas, Inc. (Pharmaceuticals), Callable 7/31/22 @ 104.25 (a)	8.50	1/31/27	1,520

1,450	Beacon Escrow Corp. (Trading Companies & Distributors), Callable 11/1/20 @ 102.44 (a)	4.88	11/1/25	1,421

204	Beacon Roofing Supply, Inc. (Trading Companies & Distributors), Callable 11/15/22 @ 102.25 (a)	4.50	11/15/26	206

438	Block Communications, Inc. (Media), Callable 2/15/20 @ 103.44 (a)	6.88	2/15/25	454

1,406	Blue Racer Midstream LLC/Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/7/19 @ 103.06 (a)	6.13	11/15/22	1,410

2,139	Blue Racer Midstream LLC/Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/21 @ 104.97 (a)	6.63	7/15/26	2,096

638	Booz Allen Hamilton, Inc. (IT Services), Callable 5/1/20 @ 102.56 (a)	5.13	5/1/25	655

784	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3.88	5/15/23	797

966	Brinker International, Inc. (Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (a)	5.00	10/1/24	1,005

781	Brookfield Property REIT (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.88 (a)	5.75	5/15/26	818

1,830	Buckeye Partners LP (Oil, Gas & Consumable Fuels), Callable 9/1/26 @ 100.00	3.95	12/1/26	1,606

1,648	Building Materials Corporation of America (Building Products), Callable 11/15/19 @ 102.69 (a)	5.38	11/15/24	1,696

1,390	Cablevision Systems Corp. (Media)	5.88	9/15/22	1,496

2,354	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 102.63 (a)	5.25	6/1/26	2,432

1,233	Cardtronics, Inc. (IT Services), Callable 5/1/20 @ 104.13 (a)	5.50	5/1/25	1,255

1,620	Care Capital Properties, Inc. WI (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	1,733

1,599	Carriage Services, Inc. (Diversified Consumer Services), Callable 6/1/21 @ 104.97 (a)	6.63	6/1/26	1,639

2,740	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 9/1/24 @ 102.38 (a)	4.75	3/1/30	2,782

1,281	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/22 @ 102.56 (a)	5.13	5/1/27	1,335

1,718	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 6/1/24 @ 102.69 (a)	5.38	6/1/29	1,830

1,010	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/21 @ 102.88	5.75	2/15/26	1,064

969	CDK Global, Inc. (Software), Callable 6/1/22 @ 102.44	4.88	6/1/27	1,009

512	Cedar Fair LP (Hotels, Restaurants & Leisure), Callable 7/15/24 @ 102.63 (a)	5.25	7/15/29	547

974	CenturyLink, Inc. (Diversified Telecommunication Services), Callable 1/1/25 @ 100.00	5.63	4/1/25	1,011

1,256	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,321

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$97	CenturyLink, Inc., Series G (Diversified Telecommunication Services)	6.88	1/15/28	$101

1,572	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/7/19 @ 101.22 ^	4.88	4/15/22	1,265

825	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	631

158	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 103.50	7.00	10/1/24	115

986	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25	3/31/23	981

1,854	Churchill Downs, Inc. (Hotels, Restaurants & Leisure), Callable 1/15/23 @ 102.38 (a)	4.75	1/15/28	1,896

240	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 7/15/22 @ 102.44 (a)	4.88	7/15/27	251

600	Clearwater Paper Corp. (Paper & Forest Products) (a)	5.38	2/1/25	576

890	Clearway Energy Operating LLC (Independent Power and Renewable Electricity Producers), Callable 9/15/21 @ 102.50	5.00	9/15/26	912

577	Clearway Energy Operating LLC (Independent Power and Renewable Electricity Producers), Callable 10/15/21 @ 102.88 (a)	5.75	10/15/25	609

371	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	385

976	Commercial Metals Co. (Metals & Mining), Callable 4/15/21 @ 102.88	5.75	4/15/26	1,005

1,104	CommScope Technologies LLC (Communications Equipment), Callable 3/15/22 @ 102.50	5.00	3/15/27	911

1,051	CommScope, Inc. (Communications Equipment), Callable 10/18/19 @ 102.75 (a)	5.50	6/15/24	987

301	CommScope, Inc. (Communications Equipment), Callable 3/1/21 @ 102.75 (a)	5.50	3/1/24	310

1,528	Corrections Corporation of America (Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	1,480

2,713	Corrections Corporation of America (Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	2,706

1,041	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/22 @ 103.31 (a)	6.63	3/15/26	1,116

483	Credit Acceptance Corp. (Consumer Finance), Callable 11/7/19 @ 103.69	7.38	3/15/23	501

499	Crown Americas LLC/Crown Americas Capital Corp VI (Containers & Packaging), Callable 2/1/21 @ 103.56	4.75	2/1/26	522

1,129	CSC Holdings LLC (Media)	5.25	6/1/24	1,212

1,141	CSC Holdings LLC (Media), Callable 5/15/21 @ 102.75	5.50	5/15/26	1,199

1,714	CSC Holdings LLC (Media), Callable 1/15/25 @ 102.88 (a)	5.75	1/15/30	1,791

1,237	CSC Holdings LLC (Media), Callable 2/1/24 @ 103.25 (a)	6.50	2/1/29	1,373

287	Cumberland Farms, Inc. (Food & Staples Retailing), Callable 5/1/20 @ 105.06 (a)	6.75	5/1/25	307

960	CVR Partners/CVR Nitrogen (Chemicals), Callable 10/23/19 @ 104.63 (a)	9.25	6/15/23	1,002

267	CyrusOne LP/CyrusOne Finance Corp. (Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38	3/15/27	285

1,330	DaVita, Inc. (Health Care Providers & Services), Callable 10/23/19 @ 102.56	5.13	7/15/24	1,352

1,051	Delek Logistics Partners LP/Delek Logistics Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 105.06	6.75	5/15/25	1,044

1,906	Diamond Sports Group LLC/Diamond Sports Finance Co. (Hotels, Restaurants & Leisure), Callable 8/15/22 @ 103.31 (a)	6.63	8/15/27	1,974

4,405	DISH DBS Corp. (Media)	5.88	7/15/22	4,577

706	DISH DBS Corp. (Media)	6.75	6/1/21	741

685	Downstream Development Authority of the Quapaw Tribe of Oklahoma (Capital Markets), Callable 2/15/20 @ 107.25 (a)	10.50	2/15/23	730

1,235	EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	1,234

188	Encompass Health Corp. (Health Care Providers & Services), Callable 2/1/25 @ 102.38	4.75	2/1/30	190

190	Endeavor Energy Resources LP/Endeavor Energy Resources Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 1/30/23 @ 102.88 (a)	5.75	1/30/28	201

758	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 10/1/22 @ 102.31 (a)	4.63	10/1/27	760

924	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (a)	5.25	5/1/25	954

850	Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/21 @ 104.22	5.63	2/1/26	502

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,394	Fortress Transportation & Infrastructure Investors LLC (Trading Companies & Distributors), Callable 3/15/20 @ 105.06 (a)	6.75	3/15/22	$1,457

1,287	Freeport-McMoRan, Inc. (Metals & Mining), Callable 12/15/22 @ 100.00	3.88	3/15/23	1,297

1,661	Freeport-McMoRan, Inc. (Metals & Mining), Callable 9/1/24 @ 102.63	5.25	9/1/29	1,661

586	Freeport-McMoRan, Inc. (Metals & Mining), Callable 5/14/34 @ 100.00	5.40	11/14/34	561

1,860	FTS International, Inc. (Energy Equipment & Services), Callable 11/7/19 @ 101.56	6.25	5/1/22	1,525

955	Genesis Energy LP (Electric Utilities), Callable 11/7/19 @ 102.81	5.63	6/15/24	917

1,937	Genesis Energy LP (Electric Utilities), Callable 11/7/19 @ 103.00	6.00	5/15/23	1,942

609	Genesis Energy LP (Electric Utilities), Callable 2/15/21 @ 104.69	6.25	5/15/26	586

897	GLP Capital LP (Equity Real Estate Investment Trusts), Callable 1/15/26 @ 100.00	5.38	4/15/26	988

362	GLP Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/1/22 @ 103.50 (a)	7.00	8/1/27	373

459	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	636

563	Goldman Sachs Group, Inc., Series P (Capital Markets), Callable 11/10/22 @ 100.00, Perpetual Bond(e)	5.00 (US0003M + 287.40 bps)(c)	12/31/49	553

659	Group 1 Automotive, Inc. (Specialty Retail), Callable 11/7/19 @ 103.94 (a)	5.25	12/15/23	677

308	GrubHub Holdings, Inc. (Internet & Direct Marketing Retail), Callable 7/1/22 @ 102.75 (a)	5.50	7/1/27	314

2,503	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78	6.38	5/15/25	1,777

987	H&E Equipment Services, Inc. (Trading Companies & Distributors), Callable 9/1/20 @ 104.22	5.63	9/1/25	1,014

917	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (a)	4.63	5/15/24	962

1,508	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	1,687

746	HCA, Inc. (Health Care Providers & Services), Callable 3/1/26 @ 100.00	5.38	9/1/26	819

495	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	541

528	HCA, Inc. (Health Care Providers & Services), Callable 8/1/28 @ 100.00	5.88	2/1/29	591

809	Herc Holdings, Inc. (Trading Companies & Distributors), Callable 7/15/22 @ 102.75 (a)	5.50	7/15/27	837

601	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/7/19 @ 102.50 (a)	5.00	12/1/24	556

565	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (a)	5.75	10/1/25	517

865	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/23 @ 103.13 (a)	6.25	11/1/28	800

456	Hilton Domestic Operating Co, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/21 @ 102.56	5.13	5/1/26	478

1,673	HLF Financing SaRL LLC/Herbalife International, Inc. (Personal Products), Callable 8/15/21 @ 103.63 (a)	7.25	8/15/26	1,702

1,172	Horizon Pharma USA, Inc. (Pharmaceuticals), Callable 8/1/22 @ 104.13 (a)	5.50	8/1/27	1,225

335	IAA, Inc. (Commercial Services & Supplies), Callable 6/15/22 @ 102.75 (a)	5.50	6/15/27	355

1,078	Iron Mountain, Inc. (Equity Real Estate Investment Trusts), Callable 9/15/24 @ 102.44 (a)	4.88	9/15/29	1,091

1,553	Iron Mountain, Inc. (Equity Real Estate Investment Trusts), Callable 12/27/22 @ 102.63 (a)	5.25	3/15/28	1,602

1,162	Iron Mountain, Inc. (Equity Real Estate Investment Trusts), Callable 6/1/21 @ 102.69 (a)	5.38	6/1/26	1,203

263	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc. (Software), Callable 7/15/20 @ 104.50 (a)	6.00	7/15/25	277

1,218	JB Poindexter & Co., Inc. (Machinery), Callable 4/15/21 @ 105.34 (a)	7.13	4/15/26	1,258

387	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 11/7/19 @ 102.94 (a)	5.88	7/15/24	399

456	Kraft Heinz Foods Co. (Food Products), Callable 1/1/30 @ 100.00 (a)	3.75	4/1/30	459

952	Lennar Corp. (Household Durables), Callable 5/29/27 @ 100.00	4.75	11/29/27	1,020

1,441	Level 3 Financing, Inc. (Diversified Financial Services), Callable 9/15/22 @ 102.31 (a)	4.63	9/15/27	1,455

1,543	Lockheed Martin Corp. (Aerospace & Defense) (a)	9.25 (US0001M + 721.75 bps)(c)	9/15/20	1,548

162	Louisiana-Pacific Corp. (Paper & Forest Products), Callable 11/7/19 @ 103.66	4.88	9/15/24	167

528	M/I Homes, Inc. (Household Durables), Callable 10/23/19 @ 101.69	6.75	1/15/21	535

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$811	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/1/21 @ 103.00 (a)	6.00	8/1/26	$815

256	Match Group, Inc. (Interactive Media & Services), Callable 12/15/22 @ 102.50 (a)	5.00	12/15/27	266

2,225	Mattel, Inc. (Leisure Products), Callable 12/31/20 @ 105.06 (a)	6.75	12/31/25	2,320

2,263	Mednax, Inc. (Health Care Providers & Services), Callable 11/7/19 @ 103.94 (a)	5.25	12/1/23	2,304

696	Mednax, Inc. (Health Care Providers & Services), Callable 1/15/22 @ 104.69 (a)	6.25	1/15/27	687

1,215	Meritage Homes Corp. (Household Durables), Callable 3/1/25 @ 100.00	6.00	6/1/25	1,343

1,247	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond(e)	5.25 (US0003M + 357.50 bps)(c)	12/31/49	1,280

1,727	MGM Growth/MGM Finance (Equity Real Estate Investment Trusts), Callable 2/1/24 @ 100.00	5.63	5/1/24	1,893

1,552	MGM Resorts International (Hotels, Restaurants & Leisure)	6.00	3/15/23	1,705

415	Midcontinent Communications/Midcontinent Finance Corp. (Media), Callable 8/15/22 @ 102.69 (a)	5.38	8/15/27	436

1,762	Montage Resources Corp. (Oil, Gas & Consumable Fuels), Callable 11/7/19 @ 104.44	8.88	7/15/23	1,357

864	MPT Operating Partnership LP/MPT Finance Corp. (Equity Real Estate Investment Trusts), Callable 8/1/21 @ 102.63	5.25	8/1/26	905

380	MTS Systems Corp. (Electronic Equipment, Instruments & Components), Callable 8/15/22 @ 102.88 (a)	5.75	8/15/27	395

1,174	Murphy Oil USA, Inc. (Specialty Retail), Callable 5/1/22 @ 102.81	5.63	5/1/27	1,259

955	Navient Corp. (Consumer Finance)	5.50	1/25/23	988

2,201	Navient Corp. (Consumer Finance)	5.88	10/25/24	2,219

477	Navient Corp. (Consumer Finance)	6.50	6/15/22	509

849	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 9/1/22 @ 102.88 (a)	5.75	9/1/27	880

542	Netflix, Inc. (Entertainment)	4.38	11/15/26	547

633	Netflix, Inc. (Entertainment)	4.88	4/15/28	640

2,246	Netflix, Inc. (Entertainment) (a)	5.38	11/15/29	2,342

1,311	New Enterprise Stone & Lime Company, Inc. (Construction Materials), Callable 3/15/21 @ 103.13 (a)	6.25	3/15/26	1,339

417	Nexstar Escrow, Inc. (Media), Callable 7/15/22 @ 104.22 (a)	5.63	7/15/27	437

705	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/7/19 @ 103.75	7.50	11/1/23	718

1,109	NGPL PipeCo LLC (Oil, Gas & Consumable Fuels) (a)	7.77	12/15/37	1,447

458	Nielsen Finance LLC/Nielsen Finance Co. (Professional Services), Callable 11/7/19 @ 101.25 (a)	5.00	4/15/22	460

1,527	Novelis Corp. (Metals & Mining), Callable 9/30/21 @ 102.94 (a)	5.88	9/30/26	1,603

201	Novelis Corp. (Metals & Mining), Callable 11/7/19 @ 104.69 (a)	6.25	8/15/24	211

293	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 1/15/23 @ 102.88	5.75	1/15/28	315

933	NuStar Logistics LP (Oil, Gas & Consumable Fuels), Callable 3/1/26 @ 100.00	6.00	6/1/26	1,006

612	Olin Corp. (Chemicals), Callable 2/1/24 @ 102.50	5.00	2/1/30	612

1,060	Olin Corp. (Chemicals), Callable 8/1/24 @ 102.81	5.63	8/1/29	1,097

1,112	Owens-Brockway Glass Container, Inc. (Containers & Packaging) (a)	5.88	8/15/23	1,182

1,796	Party City Holdings, Inc. (Specialty Retail), Callable 8/1/21 @ 103.31 ^ (a)	6.63	8/1/26	1,778

843	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/21 @ 104.31	5.75	5/15/26	828

1,446	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 11/7/19 @ 104.59	6.13	9/15/24	1,442

778	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/7/19 @ 103.00 (a)	6.00	3/31/22	782

2,423	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 104.78 (a)	6.38	3/31/25	2,378

577	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	594

1,758	Pilgrim’s Pride Corp. (Food Products), Callable 3/15/20 @ 102.88 (a)	5.75	3/15/25	1,816

480	Pilgrim’s Pride Corp. (Food Products), Callable 9/30/22 @ 102.94 (a)	5.88	9/30/27	517

1,820	Plastipak Holdings, Inc. (Containers & Packaging), Callable 10/15/20 @ 103.13 ^ (a)	6.25	10/15/25	1,514

1,397	Post Holdings, Inc. (Food Products), Callable 8/15/21 @ 102.50 (a)	5.00	8/15/26	1,447

573	Post Holdings, Inc. (Food Products), Callable 12/15/24 @ 102.75 (a)	5.50	12/15/29	597

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$2,018	Prime Security Services Borrower LLC/Prime Finance, Inc. (Commercial Services & Supplies) (a)	5.75	4/15/26	$2,096

608	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	664

730	PulteGroup, Inc. (Household Durables)	6.00	2/15/35	777

2,084	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	2,126

1,068	QualityTech LP/QTS Finance Corp. (Diversified Financial Services), Callable 11/15/20 @ 103.56 (a)	4.75	11/15/25	1,105

1,789	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 1/15/23 @ 102.63 (a)	5.25	1/15/28	1,846

311	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (a)	5.75	5/1/25	320

1,128	Radian Group, Inc. (Thrifts & Mortgage Finance), Callable 7/1/24 @ 100.00	4.50	10/1/24	1,165

2,880	Rose Rock Midstream LP (Oil, Gas & Consumable Fuels), Callable 10/23/19 @ 102.81	5.63	11/15/23	2,953

957	Rose Rock Midstream LP (Oil, Gas & Consumable Fuels), Callable 10/23/19 @ 101.41	5.63	7/15/22	971

1,637	Select Medical Corp. (Health Care Providers & Services), Callable 8/15/22 @ 103.13 (a)	6.25	8/15/26	1,711

755	Shea Homes LP/Funding Corp. (Household Durables), Callable 11/7/19 @ 102.94 (a)	5.88	4/1/23	773

998	Silgan Holdings, Inc. (Containers & Packaging), Callable 3/15/20 @ 102.38	4.75	3/15/25	1,022

817	Sinclair Television Group, Inc. (Media), Callable 8/15/21 @ 102.56 (a)	5.13	2/15/27	822

1,066	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.31 (a)	4.63	7/15/24	1,103

646	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.69 (a)	5.38	7/15/26	677

1,106	Sirius XM Radio, Inc. (Media), Callable 7/1/24 @ 102.75 (a)	5.50	7/1/29	1,178

755	Sonic Automotive, Inc. (Specialty Retail), Callable 11/7/19 @ 101.67	5.00	5/15/23	763

383	Sonic Automotive, Inc. (Specialty Retail), Callable 3/15/22 @ 103.06	6.13	3/15/27	390

1,414	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/23/24 @ 100.00	6.20	1/23/25	1,244

1,363	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 105.63	7.50	4/1/26	1,189

155	Spectrum Brands, Inc. (Household Products), Callable 10/1/24 @ 102.50 (a)	5.00	10/1/29	158

713	Springleaf Finance Corp. (Consumer Finance)	5.63	3/15/23	761

658	Springleaf Finance Corp. (Consumer Finance), Callable 9/15/23 @ 100.00	6.13	3/15/24	709

308	Springleaf Finance Corp. (Consumer Finance), Callable 7/15/27 @ 100.00	6.63	1/15/28	331

266	Springleaf Finance Corp. (Consumer Finance)	6.88	3/15/25	293

665	Springleaf Finance Corp. (Consumer Finance)	7.13	3/15/26	736

3,710	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	4,036

1,593	Sprint Corp. (Wireless Telecommunication Services)	7.13	6/15/24	1,716

590	Sprint Corp. (Wireless Telecommunication Services), Callable 11/1/25 @ 100.00	7.63	3/1/26	650

424	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	465

518	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	601

1,829	SS&C Technologies, Inc. (Software), Callable 3/30/22 @ 104.13 (a)	5.50	9/30/27	1,907

2,757	Staples, Inc. (Specialty Retail), Callable 4/15/22 @ 103.75 (a)	7.50	4/15/26	2,839

770	Steel Dynamics, Inc. (Metals & Mining), Callable 9/15/20 @ 102.06	4.13	9/15/25	772

1,362	Sunoco LP/Sunoco Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/22 @ 103.00	6.00	4/15/27	1,444

1,753	Talen Energy Supply LLC (Independent Power and Renewable Electricity Producers), Callable 5/15/22 @ 103.63 (a)	7.25	5/15/27	1,775

1,539	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 11/7/19 @ 104.13	5.50	9/15/24	1,531

629	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 102.75 (a)	5.50	1/15/28	613

1,968	Taylor Morrison Communities, Inc. (Household Durables), Callable 12/1/23 @ 100.00 (a)	5.63	3/1/24	2,098

1,144	Taylor Morrison Communities, Inc. (Household Durables), Callable 3/15/27 @ 100.00 (a)	5.88	6/15/27	1,247

1,850	TEGNA, Inc. (Media), Callable 9/15/24 @ 102.50 (a)	5.00	9/15/29	1,871

48	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 11/15/22 @ 102.31	4.63	11/15/27	50

1,125	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	1,176

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,043	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 5/1/20 @ 102.56	5.13	5/1/25	$1,056

482	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 2/1/22 @ 103.13 (a)	6.25	2/1/27	500

292	TerraForm Power Operating LLC (Independent Power and Renewable Electricity Producers), Callable 10/31/22 @ 100.00 (a)	4.25	1/31/23	299

596	TerraForm Power Operating LLC (Independent Power and Renewable Electricity Producers), Callable 7/31/27 @ 100.00 (a)	5.00	1/31/28	621

805	The EW Scripps Co. (Media), Callable 5/15/20 @ 103.84 (a)	5.13	5/15/25	807

1,203	The Geo Group, Inc. (Equity Real Estate Investment Trusts), Callable 11/7/19 @ 101.47	5.88	1/15/22	1,159

1,507	The Hertz Corp. (Road & Rail), Callable 10/18/19 @ 104.13 (a)	5.50	10/15/24	1,511

552	The Hertz Corp. (Road & Rail), Callable 8/1/22 @ 103.56 (a)	7.13	8/1/26	576

462	TransDigm, Inc. (Aerospace & Defense), Callable 11/7/19 @ 101.50	6.00	7/15/22	470

293	Triumph Group, Inc. (Aerospace & Defense), Callable 10/24/19 @ 100.00	4.88	4/1/21	293

1,029	Triumph Group, Inc. (Aerospace & Defense), Callable 11/7/19 @ 101.31	5.25	6/1/22	1,026

361	Triumph Group, Inc. (Aerospace & Defense), Callable 9/15/20 @ 103.13 (a)	6.25	9/15/24	375

841	Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure), Callable 6/1/22 @ 105.06 (a)	6.75	6/1/27	880

4,186	Unit Corp. (Energy Equipment & Services), Callable 11/7/19 @ 100.00	6.63	5/15/21	3,182

1,848	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	1,969

368	Univision Communications, Inc. (Media), Callable 11/7/19 @ 101.71	5.13	5/15/23	367

21	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (a)	5.13	2/15/25	20

1,172	URS Corp. (Diversified Financial Services), Callable 1/1/22 @ 100.00	5.00	4/1/22	1,206

1,023	VeriSign, Inc. (IT Services), Callable 7/15/22 @ 102.38	4.75	7/15/27	1,066

412	ViaSat, Inc. (Communications Equipment), Callable 9/15/20 @ 102.81 (a)	5.63	9/15/25	417

2,534	Vistra Operations Co. LLC (Electric Utilities), Callable 2/15/22 @ 102.81 (a)	5.63	2/15/27	2,664

361	WellCare Health Plans, Inc. (Health Care Providers & Services), Callable 8/15/21 @ 104.03 (a)	5.38	8/15/26	384

780	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 11/15/25 @ 100.00	4.75	2/15/26	800

1,131	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure), Callable 4/15/21 @ 102.69 (a)	5.38	4/15/26	1,182

315	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure), Callable 7/1/29 @ 100.00 (a)	5.13	10/1/29	330

235	Xerox Corp. (Technology Hardware, Storage & Peripherals)	4.07	3/17/22	239

1,710	XPO Logistics, Inc. (Air Freight & Logistics), Callable 8/15/21 @ 103.38 (a)	6.75	8/15/24	1,849

426	Yum! Brands, Inc. (Hotels, Restaurants & Leisure), Callable 10/15/29 @ 100.00 (a)	4.75	1/15/30	439

1,074	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 1/15/22 @ 102.88 (a)	5.75	1/15/27	1,097

	Total Corporate Bonds			261,822

	Yankee Dollars — 11.59%

261	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/20 @ 102.13	4.25	5/15/24	268

1,321	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/15/20 @ 102.50 (a)	5.00	10/15/25	1,362

744	Alcoa Nederland Holding (Metals & Mining), Callable 5/15/23 @ 103.06 (a)	6.13	5/15/28	792

1,567	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/21 @ 103.50 (a)	7.00	9/30/26	1,701

2,645	Altice Financing SA (Diversified Financial Services), Callable 11/7/19 @ 103.31 (a)	6.63	2/15/23	2,714

800	Altice Financing SA (Diversified Financial Services), Callable 5/15/21 @ 103.75 (a)	7.50	5/15/26	848

989	Altice France SA (Diversified Telecommunication Services), Callable 2/1/22 @ 106.09 (a)	8.13	2/1/27	1,092

933	Ardagh Packaging Finance/Holdings USA (Containers & Packaging), Callable 2/15/20 @ 104.50 (a)	6.00	2/15/25	975

1,547	Bausch Health Companies, Inc. (Pharmaceuticals), Callable 1/15/23 @ 103.50 (a)	7.00	1/15/28	1,663

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Yankee Dollars (continued)

$1,250	Bombardier, Inc. (Aerospace & Defense), Callable 11/7/19 @ 101.00 (a)	6.00	10/15/22	$1,245

1,067	Brookfield Residential Properties, Inc. (Household Durables), Callable 9/15/22 @ 103.13 (a)	6.25	9/15/27	1,068

402	Brookfield Residential Properties, Inc. (Household Durables), Callable 5/15/20 @ 103.19 (a)	6.38	5/15/25	406

773	C&W Senior Financing DAC (Diversified Financial Services), Callable 9/15/22 @ 103.44 (a)	6.88	9/15/27	799

1,534	C&W Senior Financing DAC (Diversified Financial Services), Callable 10/15/21 @ 103.75 (a)	7.50	10/15/26	1,624

1,076	Cascades, Inc. (Containers & Packaging), Callable 11/7/19 @ 101.38 (a)	5.50	7/15/22	1,086

617	Cascades, Inc. (Containers & Packaging), Callable 11/7/19 @ 102.88 (a)	5.75	7/15/23	629

2,830	Cimpress N.V. (Commercial Services & Supplies), Callable 6/15/21 @ 105.25 (a)	7.00	6/15/26	2,921

1,093	Connect Finco SARL/Connect US Finco LLC (Media), Callable 10/1/22 @ 103.38 (a)	6.75	10/1/26	1,113

1,092	Cooke Omega Investments, Inc./Alpha Vessel Co. Holdings, Inc. (Food Products), Callable 6/15/20 @ 104.25 (a)	8.50	12/15/22	1,059

2,389	Cott Holdings, Inc. (Beverages), Callable 4/1/20 @ 104.13 (a)	5.50	4/1/25	2,473

1,079	Ensign Drilling, Inc. (Energy Equipment & Services), Callable 4/15/21 @ 104.63 (a)	9.25	4/15/24	1,009

734	Fairstone Financial, Inc. (Consumer Finance), Callable 7/15/21 @ 103.94 (a)	7.88	7/15/24	767

2,067	Hudbay Minerals, Inc. (Metals & Mining), Callable 1/15/20 @ 105.72 (a)	7.63	1/15/25	2,095

193	Intelsat Jackson Holdings SA (Diversified Financial Services), Callable 11/7/19 @ 101.83	5.50	8/1/23	180

119	International Game Technology PLC (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (a)	6.25	2/15/22	126

1,029	International Game Technology PLC (Hotels, Restaurants & Leisure), Callable 7/15/26 @ 100.00 (a)	6.25	1/15/27	1,142

1,435	JBS USA LUX SA/JBS USA Finance, Inc. (Food Products), Callable 1/15/25 @ 102.75 (a)	5.50	1/15/30	1,519

907	JBS USA LUX SA/JBS USA Finance, Inc. (Food Products), Callable 4/15/24 @ 103.25 (a)	6.50	4/15/29	1,007

931	JBS USA LUX SA/JBS USA Finance, Inc. (Food Products), Callable 2/15/23 @ 103.38 (a)	6.75	2/15/28	1,031

1,765	Mallinckrodt Finance/SB (Pharmaceuticals), Callable 11/7/19 @ 101.44 (a)	5.75	8/1/22	635

1,954	Mallinckrodt International Finance (Pharmaceuticals), Callable 11/7/19 @ 100.00 ^ (a)	4.88	4/15/20	1,212

957	MDC Partners, Inc. (Media), Callable 11/7/19 @ 104.88 (a)	6.50	5/1/24	872

353	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure), Callable 5/15/21 @ 102.69 (a)	5.38	5/15/24	365

596	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure), Callable 5/15/22 @ 102.94 (a)	5.88	5/15/26	623

239	Nokia Oyj (Communications Equipment)	4.38	6/12/27	250

480	Norbord, Inc. (Paper & Forest Products), Callable 7/15/22 @ 102.88 (a)	5.75	7/15/27	494

1,649	Nova Chemicals Corp. (Chemicals), Callable 3/3/24 @ 100.00 (a)	4.88	6/1/24	1,684

1,605	Nufarm Australia Ltd./Nufarm Americas, Inc. (Chemicals), Callable 4/30/21 @ 102.88 (a)	5.75	4/30/26	1,585

530	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 10/13/19 @ 103.13 (a)	6.25	5/15/24	547

1,243	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (a)	7.38	5/1/26	1,328

1,388	Open Text Corp. (Software), Callable 6/1/21 @ 102.94 (a)	5.88	6/1/26	1,480

2,695	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 104.50 (a)	6.00	4/1/26	2,847

780	Precision Drilling Corp. (Energy Equipment & Services), Callable 12/15/19 @ 103.88	7.75	12/15/23	757

929	Rockpoint Gas Storage Canada Ltd. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 107.00 (a)	7.00	3/31/23	929

1,097	Sable International Finance Ltd. (Diversified Telecommunication Services), Callable 9/7/22 @ 102.88 (a)	5.75	9/7/27	1,133

2,142	Shelf Drilling Holdings Ltd. (Energy Equipment & Services), Callable 2/15/21 @ 106.19 (a)	8.25	2/15/25	1,821

1,242	Superior Plus LP/Superior General Partner, Inc. (Gas Utilities), Callable 7/15/21 @ 105.25 (a)	7.00	7/15/26	1,310

952	Teck Resources Ltd. (Metals & Mining), Callable 1/15/41 @ 100.00	6.25	7/15/41	1,051

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Yankee Dollars (continued)

$702	Telecom Italia Capital SA (Diversified Telecommunication Services)	6.00		9/30/34	$744

1,519	Telecom Italia Capital SA (Diversified Telecommunication Services)	6.38		11/15/33	1,662

2,362	Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals), Callable 12/1/27 @ 100.00 ^	6.75		3/1/28	1,937

387	Trivium Packaging Finance BV (Containers & Packaging), Callable 8/15/22 @ 102.75 (a)	5.50		8/15/26	407

1,073	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 103.50 (a)	7.00		3/1/25	1,089

474	UPCB Finance IV Ltd. (Media), Callable 1/15/20 @ 102.69 (a)	5.38		1/15/25	488

1,159	Virgin Media Secured Finance PLC (Diversified Financial Services), Callable 5/15/24 @ 102.75 (a)	5.50		5/15/29	1,211

979	VRX Escrow Corp. (Pharmaceuticals), Callable 11/7/19 @ 101.47 (a)	5.88		5/15/23	992

2,318	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13		4/15/25	2,400

	Total Yankee Dollars				66,567

Shares

	Investment Companies — 22.86%

2,075,361	Federated Treasury Obligations Fund, Institutional Shares^^	2.29	(b)(f)		2,075

129,216,912	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(f)		129,217

	Total Investment Companies				131,292

	Common Stock — 0.00%

1,740,900	ACC Claims Holdings LLC, Class A (Communications Equipment)				—

	Total Common Stock				—

Principal Amount (000)

	Repurchase Agreement — 1.13%

$6,511	Jefferies LLC (Purchased on 9/30/19, proceeds at maturity $6,511,610 collateralized by U.S. Treasury Obligation, 1.48%, 11/15/27 fair value $6,641,411)^^	2.40		10/1/19	6,511

	Total Repurchase Agreement				6,511

	Total Investments (cost $562,027) — 100.29%				575,867

	Liabilities in excess of other assets — (0.29)%				(1,637)

	Net Assets — 100.00%				$574,230

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019, was $7,022 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2019.

(c)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2019.

(d)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 1.15% of the Portfolio’s net assets.

(e)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(f)	The rate disclosed is the rate in effect on September 30, 2019.

bps — Basis Points

REIT — Real Estate Investment Trust

ULC — Unlimited Liability Co.

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company, Ltd.	Total

Asset Backed Securities	—	—	1.31%	1.31%

Collateralized Mortgage Obligations	—	—	12.15%	12.15%

U.S. Government Agency Mortgages	—	—	5.64%	5.64%

Corporate Bonds	45.34%	—	0.27%	45.61%

Yankee Dollars	11.59%	—	—	11.59%

Investment Companies	0.36%	21.59%	0.91%	22.86%

Repurchase Agreement	1.13%	—	—	1.13%

Other Assets (Liabilities)	-0.23%	-0.20%	0.14%	-0.29%

Total Net Assets	58.19%	21.39%	20.42%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

30-Year US Treasury Bond Future	71	12/19/19	$11,524	$(87)

5-Year US Treasury Note Future	774	12/31/19	92,221	(358)

90-Day Euro$ Future	583	6/15/20	143,484	232

Ultra Long Term US Treasury Bond Future	52	12/19/19	9,979	(173)

			$257,208	$(386)

Futures Contracts Sold^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future	224	12/19/19	$31,899	$350
5-Year US Treasury Note Future	288	12/31/19	34,315	152

			$66,214	$502

	Total Unrealized Appreciation			$734
	Total Unrealized Depreciation			(618)

	Total Net Unrealized Appreciation/(Depreciation)			$116

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Long Contracts
Description and amount of currency to be purchased (000)	Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Euro —	U.S. Dollar	—	Citibank N.A.	10/17/19	$—

$—

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				—

	Total Net Unrealized Appreciation/(Depreciation)				$—

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Over-the-Counter Credit Default Swap Agreements

Open over-the-counter credit default swap agreements as of September 30, 2019 were as follows:

Buy/Sell Protection(a)	Underlying Instrument	Pay/ Receive	Fixed Rate	Payment Frequency	Implied Credit Spread at September 30, 2019(b)	Counterparty	Expiration Date	Notional Amount (000)(c)	Value (000)	Upfront Premiums (000)	Unrealized Appreciation/ (Depreciation) (000)
Buy	Markit CMBX.NA.BBB Series 12	Pay	3.00%	Monthly	3.85%	Morgan Stanley	8/17/61	$2,300	$140	$115	$25
Buy	Markit CMBX.NA.BBB Series 12	Pay	3.00%	Monthly	3.85%	Morgan Stanley	8/17/61	1,100	67	89	(22)
Sell	Markit CMBX.NA.BBB Series 8	Receive	3.00%	Monthly	3.98%	Morgan Stanley	10/17/57	2,300	(100)	(120)	20
Sell	Markit CMBX.NA.AAA Series 12	Receive	0.50%	Monthly	0.54%	Morgan Stanley	8/17/61	11,100	(36)	(165)	129
Sell	Markit CMBX.NA.AAA Series 12	Receive	0.50%	Monthly	0.54%	Morgan Stanley	8/17/61	5,500	(18)	(74)	56
Sell	Markit CMBX.NA.BBB Series 6	Receive	3.00%	Monthly	6.21%	Morgan Stanley	5/11/63	1,400	(118)	(141)	23

Total									$(65)	$(296)	$231

				Total swap agreements at value (assets)							$253
				Total swap agreements at value (liabilities)							(22)

				Net swap agreements at value							$231

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Portfolio as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Portfolio as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Securities — 2.82%

$350	Fannie Mae	1.38	10/7/21	$348

275	Fannie Mae	1.75	7/2/24	277

350	Fannie Mae	1.88	9/24/26	354

400	Fannie Mae	2.00	10/5/22	405

400	Fannie Mae	2.00	1/5/22	403

150	Fannie Mae	2.13	4/24/26	154

250	Fannie Mae	2.63	9/6/24	262

95	Fannie Mae	6.25	5/15/29	131

160	Fannie Mae	6.63	11/15/30	234

180	Fannie Mae	7.25	5/15/30	271

325	Federal Farm Credit Bank	1.55	8/16/21	324

50	Federal Farm Credit Bank, Callable 10/15/19 @ 100.00	1.58	2/17/21	50

500	Federal Home Loan Bank	1.13	7/14/21	495

500	Federal Home Loan Bank	1.38	9/28/20	498

500	Federal Home Loan Bank	1.38	2/18/21	497

50	Federal Home Loan Bank	2.13	3/10/23	51

75	Federal Home Loan Bank, Callable 1/29/20 @ 100.00	2.25	1/29/21	75

100	Federal Home Loan Bank	2.63	10/1/20	101

150	Federal Home Loan Bank	2.88	9/13/24	159

160	Federal Home Loan Bank	2.88	9/11/20	162

500	Federal Home Loan Bank	3.00	10/12/21	513

300	Federal Home Loan Bank	3.38	9/8/23	320

180	Federal Home Loan Bank	5.25	12/11/20	187

65	Federal Home Loan Bank	5.50	7/15/36	95

500	Freddie Mac	1.88	11/17/20	499

350	Freddie Mac	2.38	1/13/22	356

150	Freddie Mac	2.75	6/19/23	156

150	Freddie Mac	6.25	7/15/32	222

180	Freddie Mac	6.75	3/15/31	268

110	Tennessee Valley Authority	4.70	7/15/33	142

85	Tennessee Valley Authority	5.25	9/15/39	120

100	Tennessee Valley Authority	5.88	4/1/36	145

190	Tennessee Valley Authority	6.15	1/15/38	292

	Total U.S. Government Agency Securities			8,566

	U.S. Treasury Obligations — 94.74%

570	U.S. Treasury Bond	2.25	8/15/49	587

1,260	U.S. Treasury Bond	2.25	8/15/46	1,293

1,550	U.S. Treasury Bond	2.50	5/15/46	1,671

1,015	U.S. Treasury Bond	2.50	2/15/45	1,093

1,135	U.S. Treasury Bond	2.50	2/15/46	1,223

1,110	U.S. Treasury Bond	2.75	8/15/47	1,257

837	U.S. Treasury Bond	2.75	8/15/42	940

671	U.S. Treasury Bond	2.75	11/15/42	754

1,520	U.S. Treasury Bond	2.75	11/15/47	1,723

955	U.S. Treasury Bond	2.88	11/15/46	1,106

1,116	U.S. Treasury Bond	2.88	5/15/43	1,281

1,255	U.S. Treasury Bond	2.88	5/15/49	1,465

1,980	U.S. Treasury Bond	2.88	8/15/45	2,283

1,925	U.S. Treasury Bond	3.00	5/15/47	2,283

1,805	U.S. Treasury Bond	3.00	2/15/47	2,141

1,615	U.S. Treasury Bond	3.00	11/15/44	1,899

1,260	U.S. Treasury Bond	3.00	5/15/45	1,485

1,695	U.S. Treasury Bond	3.00	8/15/48	2,018

1,380	U.S. Treasury Bond	3.00	2/15/49	1,647

389	U.S. Treasury Bond	3.00	5/15/42	455

1,470	U.S. Treasury Bond	3.00	11/15/45	1,736

1,520	U.S. Treasury Bond	3.00	2/15/48	1,806

1,505	U.S. Treasury Bond	3.13	5/15/48	1,830

175	U.S. Treasury Bond	3.13	2/15/42	209

216	U.S. Treasury Bond	3.13	11/15/41	258

1,580	U.S. Treasury Bond	3.13	8/15/44	1,895

1,447	U.S. Treasury Bond	3.13	2/15/43	1,727

700	U.S. Treasury Bond	3.38	11/15/48	893

1,130	U.S. Treasury Bond	3.38	5/15/44	1,409

40	U.S. Treasury Bond	3.50	2/15/39	50

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,280	U.S. Treasury Bond	3.63	2/15/44	$1,656

1,500	U.S. Treasury Bond	3.63	8/15/43	1,936

1,345	U.S. Treasury Bond	3.75	11/15/43	1,771

730	U.S. Treasury Bond	3.75	8/15/41	952

255	U.S. Treasury Bond	3.88	8/15/40	337

540	U.S. Treasury Bond	4.25	11/15/40	750

30	U.S. Treasury Bond	4.25	5/15/39	41

363	U.S. Treasury Bond	4.38	5/15/40	511

546	U.S. Treasury Bond	4.38	5/15/41	772

530	U.S. Treasury Bond	4.38	2/15/38	735

280	U.S. Treasury Bond	4.38	11/15/39	393

150	U.S. Treasury Bond	4.50	8/15/39	213

255	U.S. Treasury Bond	4.50	5/15/38	360

425	U.S. Treasury Bond	4.50	2/15/36	586

673	U.S. Treasury Bond	4.63	2/15/40	975

825	U.S. Treasury Bond	4.75	2/15/41	1,220

70	U.S. Treasury Bond	4.75	2/15/37	100

235	U.S. Treasury Bond	5.00	5/15/37	347

760	U.S. Treasury Bond	5.25	2/15/29	996

282	U.S. Treasury Bond	5.25	11/15/28	367

599	U.S. Treasury Bond	5.38	2/15/31	826

85	U.S. Treasury Bond	6.00	2/15/26	108

810	U.S. Treasury Bond	6.13	11/15/27	1,085

150	U.S. Treasury Bond	6.13	8/15/29	211

197	U.S. Treasury Bond	6.25	8/15/23	231

320	U.S. Treasury Bond	6.25	5/15/30	462

100	U.S. Treasury Bond	6.38	8/15/27	135

218	U.S. Treasury Bond	6.50	11/15/26	289

200	U.S. Treasury Bond	6.75	8/15/26	267

100	U.S. Treasury Bond	7.25	8/15/22	116

295	U.S. Treasury Bond	7.63	2/15/25	386

7	U.S. Treasury Bond	7.88	2/15/21	8

400	U.S. Treasury Bond	8.00	11/15/21	452

110	U.S. Treasury Bond	8.13	8/15/21	123

1,385	U.S. Treasury Note	1.13	7/31/21	1,371

830	U.S. Treasury Note	1.13	9/30/21	821

1,870	U.S. Treasury Note	1.13	2/28/21	1,854

1,100	U.S. Treasury Note	1.13	8/31/21	1,089

280	U.S. Treasury Note	1.13	6/30/21	277

675	U.S. Treasury Note	1.25	10/31/21	670

1,870	U.S. Treasury Note	1.25	3/31/21	1,856

670	U.S. Treasury Note	1.25	8/31/24	661

930	U.S. Treasury Note	1.25	7/31/23	919

735	U.S. Treasury Note	1.38	9/30/23	730

1,000	U.S. Treasury Note	1.38	10/31/20	995

1,030	U.S. Treasury Note	1.38	8/31/26	1,013

1,470	U.S. Treasury Note	1.38	5/31/21	1,462

1,585	U.S. Treasury Note	1.38	4/30/21	1,576

1,425	U.S. Treasury Note	1.38	6/30/23	1,415

1,230	U.S. Treasury Note	1.38	8/31/23	1,221

1,025	U.S. Treasury Note	1.50	8/31/21	1,022

1,195	U.S. Treasury Note	1.50	9/15/22	1,193

700	U.S. Treasury Note	1.50	1/31/22	698

1,800	U.S. Treasury Note	1.50	8/15/26	1,786

1,350	U.S. Treasury Note	1.50	2/28/23	1,347

1,225	U.S. Treasury Note	1.50	8/15/22	1,222

1,115	U.S. Treasury Note	1.50	3/31/23	1,113

1,250	U.S. Treasury Note	1.63	5/31/23	1,253

2,075	U.S. Treasury Note	1.63	2/15/26	2,076

1,005	U.S. Treasury Note	1.63	9/30/26	1,005

1,200	U.S. Treasury Note	1.63	8/31/22	1,201

500	U.S. Treasury Note	1.63	6/30/21	499

1,315	U.S. Treasury Note	1.63	9/30/24	1,312

490	U.S. Treasury Note	1.63	8/15/29	488

1,780	U.S. Treasury Note	1.63	11/30/20	1,776

1,255	U.S. Treasury Note	1.63	9/30/21	1,252

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$2,545	U.S. Treasury Note	1.63	5/15/26	$2,546

877	U.S. Treasury Note	1.63	11/15/22	878

1,200	U.S. Treasury Note	1.63	10/31/23	1,203

1,490	U.S. Treasury Note	1.63	8/15/22	1,492

810	U.S. Treasury Note	1.63	4/30/23	811

1,305	U.S. Treasury Note	1.75	7/31/21	1,307

1,350	U.S. Treasury Note	1.75	6/30/22	1,356

1,395	U.S. Treasury Note	1.75	5/31/22	1,400

750	U.S. Treasury Note	1.75	5/15/22	753

745	U.S. Treasury Note	1.75	7/31/24	752

1,395	U.S. Treasury Note	1.75	11/30/21	1,398

820	U.S. Treasury Note	1.75	3/31/22	823

1,240	U.S. Treasury Note	1.75	7/15/22	1,245

750	U.S. Treasury Note	1.75	11/15/20	749

910	U.S. Treasury Note	1.75	4/30/22	913

710	U.S. Treasury Note	1.75	9/30/22	714

700	U.S. Treasury Note	1.75	1/31/23	704

1,140	U.S. Treasury Note	1.75	12/31/20	1,139

1,603	U.S. Treasury Note	1.75	5/15/23	1,613

1,315	U.S. Treasury Note	1.75	10/31/20	1,314

1,045	U.S. Treasury Note	1.75	2/28/22	1,048

500	U.S. Treasury Note	1.75	6/15/22	502

1,565	U.S. Treasury Note	1.88	5/31/22	1,577

1,000	U.S. Treasury Note	1.88	1/31/22	1,006

1,000	U.S. Treasury Note	1.88	4/30/22	1,007

500	U.S. Treasury Note	1.88	6/30/26	508

925	U.S. Treasury Note	1.88	2/28/22	930

850	U.S. Treasury Note	1.88	3/31/22	856

625	U.S. Treasury Note	1.88	11/30/21	628

850	U.S. Treasury Note	1.88	10/31/22	858

1,280	U.S. Treasury Note	1.88	12/15/20	1,281

930	U.S. Treasury Note	1.88	7/31/22	937

990	U.S. Treasury Note	1.88	8/31/24	1,005

875	U.S. Treasury Note	1.88	8/31/22	882

1,045	U.S. Treasury Note	1.88	7/31/26	1,062

910	U.S. Treasury Note	1.88	9/30/22	918

700	U.S. Treasury Note	2.00	5/31/21	703

900	U.S. Treasury Note	2.00	10/31/22	911

975	U.S. Treasury Note	2.00	8/31/21	981

500	U.S. Treasury Note	2.00	2/28/21	502

1,110	U.S. Treasury Note	2.00	11/15/21	1,118

1,050	U.S. Treasury Note	2.00	11/30/20	1,052

938	U.S. Treasury Note	2.00	2/15/22	947

1,000	U.S. Treasury Note	2.00	10/31/21	1,007

2,350	U.S. Treasury Note	2.00	11/30/22	2,380

670	U.S. Treasury Note	2.00	1/15/21	672

2,305	U.S. Treasury Note	2.00	2/15/25	2,354

1,890	U.S. Treasury Note	2.00	11/15/26	1,938

1,360	U.S. Treasury Note	2.00	4/30/24	1,386

715	U.S. Treasury Note	2.00	6/30/24	729

2,310	U.S. Treasury Note	2.00	5/31/24	2,357

1,538	U.S. Treasury Note	2.00	2/15/23	1,559

840	U.S. Treasury Note	2.00	7/31/22	850

2,845	U.S. Treasury Note	2.00	8/15/25	2,909

1,000	U.S. Treasury Note	2.00	12/31/21	1,008

590	U.S. Treasury Note	2.13	7/31/24	605

945	U.S. Treasury Note	2.13	6/30/22	959

750	U.S. Treasury Note	2.13	1/31/21	753

1,315	U.S. Treasury Note	2.13	9/30/24	1,350

300	U.S. Treasury Note	2.13	5/31/26	310

1,075	U.S. Treasury Note	2.13	3/31/24	1,101

1,045	U.S. Treasury Note	2.13	11/30/24	1,073

650	U.S. Treasury Note	2.13	11/30/23	664

2,680	U.S. Treasury Note	2.13	12/31/22	2,726

1,720	U.S. Treasury Note	2.13	8/15/21	1,734

895	U.S. Treasury Note	2.13	2/29/24	916

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$800	U.S. Treasury Note	2.13	12/31/21	$809

2,660	U.S. Treasury Note	2.13	5/15/25	2,736

1,085	U.S. Treasury Note	2.13	9/30/21	1,095

1,000	U.S. Treasury Note	2.13	6/30/21	1,007

1,100	U.S. Treasury Note	2.25	3/31/26	1,143

1,605	U.S. Treasury Note	2.25	4/30/21	1,618

1,845	U.S. Treasury Note	2.25	11/15/27	1,930

1,015	U.S. Treasury Note	2.25	10/31/24	1,048

1,680	U.S. Treasury Note	2.25	12/31/24	1,737

2,400	U.S. Treasury Note	2.25	2/15/27	2,504

1,900	U.S. Treasury Note	2.25	8/15/27	1,986

785	U.S. Treasury Note	2.25	7/31/21	793

810	U.S. Treasury Note	2.25	1/31/24	833

950	U.S. Treasury Note	2.25	12/31/23	977

700	U.S. Treasury Note	2.25	4/30/24	721

1,555	U.S. Treasury Note	2.25	3/31/21	1,566

1,290	U.S. Treasury Note	2.25	4/15/22	1,310

735	U.S. Treasury Note	2.25	2/15/21	740

2,455	U.S. Treasury Note	2.25	11/15/24	2,536

1,875	U.S. Treasury Note	2.25	11/15/25	1,945

1,375	U.S. Treasury Note	2.38	2/29/24	1,423

2,675	U.S. Treasury Note	2.38	8/15/24	2,775

700	U.S. Treasury Note	2.38	12/31/20	705

815	U.S. Treasury Note	2.38	3/15/21	822

1,140	U.S. Treasury Note	2.38	4/30/26	1,194

1,250	U.S. Treasury Note	2.38	1/31/23	1,282

1,305	U.S. Treasury Note	2.38	3/15/22	1,330

2,030	U.S. Treasury Note	2.38	5/15/29	2,156

1,810	U.S. Treasury Note	2.38	5/15/27	1,907

1,715	U.S. Treasury Note	2.38	4/15/21	1,731

1,345	U.S. Treasury Note	2.50	2/28/21	1,359

1,100	U.S. Treasury Note	2.50	1/31/24	1,143

850	U.S. Treasury Note	2.50	2/28/26	896

1,500	U.S. Treasury Note	2.50	12/31/20	1,513

1,255	U.S. Treasury Note	2.50	1/15/22	1,279

1,275	U.S. Treasury Note	2.50	2/15/22	1,301

1,320	U.S. Treasury Note	2.50	1/31/21	1,332

1,370	U.S. Treasury Note	2.50	8/15/23	1,418

700	U.S. Treasury Note	2.50	1/31/25	733

2,105	U.S. Treasury Note	2.50	5/15/24	2,192

990	U.S. Treasury Note	2.50	3/31/23	1,021

1,500	U.S. Treasury Note	2.63	6/30/23	1,557

985	U.S. Treasury Note	2.63	2/28/23	1,019

1,260	U.S. Treasury Note	2.63	12/15/21	1,288

960	U.S. Treasury Note	2.63	7/15/21	976

885	U.S. Treasury Note	2.63	5/15/21	898

1,055	U.S. Treasury Note	2.63	1/31/26	1,119

750	U.S. Treasury Note	2.63	3/31/25	791

1,870	U.S. Treasury Note	2.63	2/15/29	2,024

700	U.S. Treasury Note	2.63	12/31/23	730

205	U.S. Treasury Note	2.63	12/31/25	217

2,353	U.S. Treasury Note	2.63	11/15/20	2,374

935	U.S. Treasury Note	2.63	6/15/21	949

885	U.S. Treasury Note	2.75	2/28/25	938

1,897	U.S. Treasury Note	2.75	11/15/23	1,986

2,165	U.S. Treasury Note	2.75	2/15/24	2,273

1,320	U.S. Treasury Note	2.75	11/30/20	1,334

1,050	U.S. Treasury Note	2.75	7/31/23	1,096

1,385	U.S. Treasury Note	2.75	5/31/23	1,443

990	U.S. Treasury Note	2.75	8/15/21	1,009

1,075	U.S. Treasury Note	2.75	8/31/23	1,123

910	U.S. Treasury Note	2.75	8/31/25	969

1,010	U.S. Treasury Note	2.75	9/15/21	1,031

2,120	U.S. Treasury Note	2.75	2/15/28	2,302

875	U.S. Treasury Note	2.75	6/30/25	930

980	U.S. Treasury Note	2.75	4/30/23	1,020

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$875	U.S. Treasury Note	2.88		7/31/25	$937

1,040	U.S. Treasury Note	2.88		10/15/21	1,065

2,905	U.S. Treasury Note	2.88		8/15/28	3,195

1,085	U.S. Treasury Note	2.88		11/30/25	1,165

1,255	U.S. Treasury Note	2.88		11/15/21	1,287

605	U.S. Treasury Note	2.88		10/31/23	636

815	U.S. Treasury Note	2.88		4/30/25	871

1,920	U.S. Treasury Note	2.88		5/15/28	2,108

1,005	U.S. Treasury Note	2.88		5/31/25	1,074

1,275	U.S. Treasury Note	2.88		10/31/20	1,289

1,500	U.S. Treasury Note	2.88		9/30/23	1,576

750	U.S. Treasury Note	2.88		11/30/23	789

880	U.S. Treasury Note	3.00		10/31/25	951

895	U.S. Treasury Note	3.00		9/30/25	966

2,880	U.S. Treasury Note	3.13		11/15/28	3,234

1,200	U.S. Treasury Note	3.13		5/15/21	1,226

1,632	U.S. Treasury Note	3.63		2/15/21	1,673

400	U.S. Treasury Note	5.50		8/15/28	527

	Total U.S. Treasury Obligations				287,487

	Yankee Dollar — 0.04%

115	AID-Israel (Sovereign Bond)	5.50		9/18/23	132

	Total Yankee Dollar				132

Shares

	Investment Company — 1.83%

5,553,335	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(a)		5,553

	Total Investment Company				5,553

	Total Investments (cost $285,713) — 99.43%				301,738
	Other assets in excess of liabilities — 0.57%				1,723

	Net Assets — 100.00%				$303,461

(a)	The rate disclosed is the rate in effect on September 30, 2019.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total

U.S. Government Agency Securities	2.82%	—	2.82%

U.S. Treasury Obligations	94.74%	—	94.74%

Yankee Dollar	0.04%	—	0.04%

Investment Company	—	1.83%	1.83%

Other Assets (Liabilities)	0.57%	0.00%	0.57%

Total Net Assets	98.17%	1.83%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations — 98.91%

$3,985	U.S. Treasury Inflation Index Bond	0.63		2/15/43	$4,092

9,567	U.S. Treasury Inflation Index Bond	0.75		7/15/28	10,062

6,699	U.S. Treasury Inflation Index Bond	0.75		2/15/45	7,049

5,389	U.S. Treasury Inflation Index Bond	0.75		2/15/42	5,706

4,830	U.S. Treasury Inflation Index Bond	0.88		2/15/47	5,252

4,089	U.S. Treasury Inflation Index Bond	1.00		2/15/49	4,630

4,731	U.S. Treasury Inflation Index Bond	1.00		2/15/48	5,316

4,919	U.S. Treasury Inflation Index Bond	1.00		2/15/46	5,487

6,010	U.S. Treasury Inflation Index Bond	1.38		2/15/44	7,208

4,577	U.S. Treasury Inflation Index Bond	1.75		1/15/28	5,150

5,558	U.S. Treasury Inflation Index Bond	2.00		1/15/26	6,176

3,068	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,121

2,413	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,215

4,506	U.S. Treasury Inflation Index Bond	2.38		1/15/27	5,209

7,661	U.S. Treasury Inflation Index Bond	2.38		1/15/25	8,534

4,414	U.S. Treasury Inflation Index Bond	2.50		1/15/29	5,338

1,782	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,464

3,856	U.S. Treasury Inflation Index Bond	3.63		4/15/28	4,953

4,685	U.S. Treasury Inflation Index Bond	3.88		4/15/29	6,288

11,738	U.S. Treasury Inflation Index Note	0.13		1/15/22	11,630

12,121	U.S. Treasury Inflation Index Note	0.13		7/15/22	12,076

12,126	U.S. Treasury Inflation Index Note	0.13		1/15/23	12,031

12,395	U.S. Treasury Inflation Index Note	0.13		4/15/22	12,272

11,826	U.S. Treasury Inflation Index Note	0.13		7/15/24	11,828

10,016	U.S. Treasury Inflation Index Note	0.13		7/15/26	10,006

12,704	U.S. Treasury Inflation Index Note	0.13		4/15/21	12,566

11,866	U.S. Treasury Inflation Index Note	0.25		1/15/25	11,911

6,971	U.S. Treasury Inflation Index Note	0.25		7/15/29	7,045

12,083	U.S. Treasury Inflation Index Note	0.38		7/15/23	12,162

9,940	U.S. Treasury Inflation Index Note	0.38		1/15/27	10,064

9,823	U.S. Treasury Inflation Index Note	0.38		7/15/27	9,990

11,858	U.S. Treasury Inflation Index Note	0.38		7/15/25	12,029

8,703	U.S. Treasury Inflation Index Note	0.50		4/15/24	8,817

9,742	U.S. Treasury Inflation Index Note	0.50		1/15/28	9,983

12,151	U.S. Treasury Inflation Index Note	0.63		4/15/23	12,258

12,047	U.S. Treasury Inflation Index Note	0.63		1/15/24	12,245

10,648	U.S. Treasury Inflation Index Note	0.63		7/15/21	10,692

10,618	U.S. Treasury Inflation Index Note	0.63		1/15/26	10,899

9,511	U.S. Treasury Inflation Index Note	0.88		1/15/29	10,113

9,980	U.S. Treasury Inflation Index Note	1.13		1/15/21	10,011

	Total U.S. Treasury Obligations				336,878

Shares

	Investment Company — 0.92%

3,130,663	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(a)		3,131

	Total Investment Company				3,131

	Total Investments (cost $328,262) — 99.83%				340,009
	Other assets in excess of liabilities — 0.17%				589

	Net Assets — 100.00%				$340,598

(a)	The rate disclosed is the rate in effect on September 30, 2019.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Inflation Protected Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total

U.S. Treasury Obligations	98.91%	—	98.91%

Investment Company	0.00%	0.92%	0.92%

Other Assets (Liabilities)	0.17%	0.00%	0.17%

Total Net Assets	99.08%	0.92%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Corporate Bonds — 78.95%

$2,679	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75		11/30/26	$2,914

989	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	1,021

2,205	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50		5/14/35	2,379

530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	567

155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	175

180	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40		2/27/23	187

3,990	Ameriprise Financial, Inc. (Capital Markets)	3.70		10/15/24	4,268

540	Ameriprise Financial, Inc. (Capital Markets)	4.00		10/15/23	570

2,235	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13		5/1/25	2,322

275	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15		11/15/41	330

3,163	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50		12/5/26	3,309

1,610	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90		12/15/25	1,723

1,066	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	1,233

1,910	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	2,265

1,850	Anheuser-Busch InBev N.V. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	2,141

485	Anthem, Inc. (Health Care Providers & Services)	3.30		1/15/23	501

1,245	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65		12/1/27	1,306

1,677	Anthem, Inc. (Health Care Providers & Services)	4.35		8/15/20	1,709

790	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	872

3,020	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	3,790

750	Archer-Daniels-Midland Co., Class - C (Food Products)	4.02		4/16/43	866

6,145	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45		4/1/24	6,654

1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	2,030

585	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	696

705	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	800

405	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	459

3,300	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)	(a)	10/1/25	3,394

165	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25		10/21/27	172

5,873	Bank of America Corp., MTN (Banks)	3.88		8/1/25	6,332

1,358	Bank One Corp. (Banks)	8.00		4/29/27	1,813

1,875	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	2,214

823	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	1,041

300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00		9/25/22	303

1,510	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	1,506

1,350	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30		10/30/24	1,396

4,800	Capital One Financial Corp. (Consumer Finance)	3.50		6/15/23	4,993

600	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	829

1,000	Citibank NA (Banks), Callable 9/20/20 @ 100.00	2.13		10/20/20	1,001

1,500	Citibank NA, Series BKNT (Banks), Callable 12/23/23 @ 100.00	3.65		1/23/24	1,590

7,220	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	7,451

835	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90		3/1/38	918

50	Comcast Corp. (Media)	4.65		7/15/42	60

2,185	Comcast Corp. (Media)	4.75		3/1/44	2,655

2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50		2/1/39	3,207

175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	256

765	Constellation Brands, Inc. (Beverages)	4.75		12/1/25	857

1,650	Constellation Brands, Inc. (Beverages)	4.75		11/15/24	1,818

2,315	CSX Corp. (Road & Rail)	6.22		4/30/40	3,123

699	CVS Health Corp. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	2.75		12/1/22	707

1,550	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70		3/9/23	1,613

6,630	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	7,164

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	$2,136

315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	374

2,445	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	2,469

1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,936

200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	229

635	Duke Energy Corp. (Electric Utilities), Callable 6/1/26 @ 100.00	2.65	9/1/26	637

960	Duke Energy Corp. (Electric Utilities), Callable 5/15/27 @ 100.00	3.15	8/15/27	993

660	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	762

1,625	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	1,786

1,000	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	1,064

2,782	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	3,177

995	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	1,144

705	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	742

1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	1,276

225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	251

3,220	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	3,290

682	Georgia Power Co. (Electric Utilities)	2.00	9/8/20	681

1,225	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,401

393	GlaxoSmithKline PLC (Diversified Financial Services)	6.38	5/15/38	563

3,640	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,793

1,000	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	1,054

1,650	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50	8/1/26	1,701

1,000	HSBC USA, Inc. (Banks)	2.75	8/7/20	1,006

1,135	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	1,382

1,340	Interpublic Group of Companies, Inc. (Media)	3.50	10/1/20	1,356

2,130	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	2,283

2,870	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	2,971

2,353	JPMorgan Chase & Co. (Banks), Callable 4/15/25 @ 100.00	3.90	7/15/25	2,530

1,940	Lincoln National Corp. (Insurance)	7.00	6/15/40	2,757

1,305	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,555

295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	321

490	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	500

1,380	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	1,474

859	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38	3/15/35	1,032

745	MetLife, Inc. (Insurance)	5.70	6/15/35	1,000

2,170	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	2,830

1,504	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	2,077

2,695	Morgan Stanley (Capital Markets)	2.63	11/17/21	2,719

3,940	Morgan Stanley (Capital Markets)	3.13	1/23/23	4,043

2,635	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	2,716

1,581	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	1,977

2,132	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	2,231

380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	426

1,535	Oracle Corp. (Software)	5.38	7/15/40	1,996

1,050	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	1,213

250	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	261

1,135	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	1,270

950	Principal Financial Group, Inc. (Insurance), Callable 2/15/25 @ 100.00	3.40	5/15/25	994

2,139	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	2,817

440	Prudential Financial, Inc., MTN (Insurance), Callable 12/27/27 @ 100.00	3.88	3/27/28	483

152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	218

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	$284

1,185	RELX Capital, Inc. (Professional Services), Callable 7/15/22 @ 100.00	3.13	10/15/22	1,209

2,005	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	2,076

785	Rockwell Collins, Inc. (Aerospace & Defense), Callable 1/15/24 @ 100.00	3.20	3/15/24	815

1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	1,328

1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	2,100

1,405	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	1,422

735	Ryder System, Inc. (Road & Rail), Callable 10/15/21 @ 100.00	3.45	11/15/21	751

385	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	387

330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	339

695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	706

848	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	895

3,371	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	3,445

1,625	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,645

1,850	TCI Communications, Inc. (Media)	7.88	2/15/26	2,414

1,290	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	1,602

1,485	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,973

2,200	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	2,272

375	The Sherwin-Williams Co. (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	391

1,671	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	2,364

1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	1,921

2,495	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	2,678

1,500	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	1,655

335	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	385

674	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	804

810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	955

835	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	1,013

865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,119

1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,363

5,849	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/3/29 @ 100.00	4.02	12/3/29	6,503

2,022	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	2,546

820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	987

501	Walmart, Inc. (Food & Staples Retailing)	5.00	10/25/40	658

730	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	1,024

780	Waste Management, Inc. (Commercial Services & Supplies), Callable 1/15/39 @ 100.00	4.00	7/15/39	881

1,000	Wells Fargo & Co., MTN (Banks)	2.55	12/7/20	1,006

5,415	Wells Fargo & Co. (Banks)	3.00	2/19/25	5,557

423	Wells Fargo & Co. (Banks)	3.30	9/9/24	442

1,150	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15	1/24/29	1,272

1,375	WestRock Co. (Containers & Packaging)	4.90	3/1/22	1,453

340	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	467

1,846	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	2,702

	Total Corporate Bonds			247,206

	Yankee Dollars — 15.60%

176	America Movil SAB de CV (Wireless Telecommunication Services)	5.00	3/30/20	178

850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	1,139

1,007	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25	1/15/26	1,078

1,800	Barclays PLC (Banks), Callable 1/10/22 @ 100.00	3.68	1/10/23	1,829

480	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	618

2,094	BP Capital Markets PLC (Diversified Financial Services)	3.54	11/4/24	2,222

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Yankee Dollars (continued)

$1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	$1,894

716	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	726

1,165	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	1,189

850	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	897

350	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	359

2,240	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,388

1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50		9/1/21	1,030

1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	1,628

1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,388

1,285	HSBC Holdings PLC (Banks)	4.00		3/30/22	1,339

500	HSBC Holdings PLC (Banks)	4.88		1/14/22	528

2,985	HSBC Holdings PLC (Banks)	5.10		4/5/21	3,104

500	HSBC Holdings PLC (Banks)	6.80		6/1/38	697

1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,645

1,795	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,478

525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	541

321	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	330

2,000	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	2,252

1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,782

893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	1,029

1,925	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	2,806

1,145	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,477

831	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	996

513	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	521

540	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	564

745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	1,024

685	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	2.50		8/1/22	689

2,610	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	2,880

1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	1,341

451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	583

440	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	502

946	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	1,197

	Total Yankee Dollars				48,868

Shares

	Investment Companies — 5.30%

5,394,869	State Street Institutional Treasury Money Market Fund, Premier Class	1.94	(c)		5,395

11,215,806	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(c)		11,216

	Total Investment Companies				16,611

	Total Investments (cost $293,921) — 99.85%				312,685
	Other assets in excess of liabilities — 0.15%				482

	Net Assets — 100.00%				$313,167

(a)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2019.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on September 30, 2019.

(c)	The rate disclosed is the rate in effect on September 30, 2019.

bps — Basis Points
MTN — Medium Term Note
US0003M — 3 Month US Dollar LIBOR

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total

Corporate Bonds	78.95%	—	78.95%

Yankee Dollars	15.60%	—	15.60%

Investment Companies	1.72%	3.58%	5.30%

Other Assets (Liabilities)	0.42%	-0.27%	0.15%

Total Net Assets	96.69%	3.31%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 1.46%

$200	BMW Vehicle Owner Trust, Series 2018-A, Class - A4, Callable 10/25/21 @ 100.00	2.51		6/25/24	$202

150	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class - A4	1.99		7/17/23	150

200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class - A3	2.43		1/15/25	202

270	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class - A1	2.84		12/16/24	276

300	CarMax Auto Owner Trust, Series 2017-2, Class - A4, Callable 6/15/21 @ 100.00	2.25		9/15/22	300

260	CarMax Auto Owner Trust, Series 2018-2, Class - A3, Callable 3/15/22 @ 100.00	2.98		1/17/23	263

100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class - A1	2.88		1/23/23	101

100	Discover Card Execution Note Trust, Series 2017-A2, Class - A2	2.39		7/15/24	101

350	Discover Card Execution Note Trust, Series 2018-A4, Class - A4	3.11		1/16/24	359

156	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class - A4, Callable 8/16/21 @ 100.00	2.46		7/17/23	158

250	Nissan Auto Receivables Owner Trust, Series 2019-A, Class - A3, Callable 3/15/23 @ 100.00	2.90		10/16/23	254

90	Santander Drive Auto Receivables Trust, Series 2019-2, Class - A3, Callable 12/15/22 @ 100.00	2.59		5/15/23	91

200	Synchrony Credit Card Master Note Trust, Series 2018-1, Class - A	2.97		3/15/24	203

200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class - A4, Callable 12/15/21 @ 100.00	2.52		5/15/23	202

50	Toyota Auto Receivables Owner Trust, Series 2019-A, Class - A3, Callable 10/15/22 @ 100.00	2.91		7/17/23	51

200	World Omni Automobile Lease Securitization Trust, Series 2019-A, Class - A3, Callable 12/15/21 @ 100.00	2.94		5/16/22	203

	Total Asset Backed Securities				3,116

	Collateralized Mortgage Obligations — 6.78%

100	Bank, Series 2019-BNK19, Class - A3, Callable 7/11/29 @ 100.00	3.18		8/15/61	107

250	Bank, Series 2017-BNK9, Class - ASB	3.47		11/15/54	266

300	Bank, Series 2018-BN10, Class - A5	3.69		2/15/61	328

200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - A2	3.12		2/15/50	204

100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB	3.37		2/15/50	105

250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5	4.02		3/15/52	282

200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4	4.26		10/10/51	228

228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88		2/10/48	235

183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14		2/10/48	191

100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4	3.31		4/10/49	106

100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5	3.62		2/10/49	108

228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4	3.62		7/10/47	243

183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4	3.18		2/10/48	191

80	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35		2/10/48	84

256	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61	(a)	6/10/46	269

100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM	3.97		8/10/47	106

100	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.28	(a)	8/10/50	108

200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB	3.31		11/15/49	207

500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class - A2	3.82		4/15/51	524

127	Fannie Mae-ACES, Series 2016-M6, Class - A1	2.14		5/25/26	128

37	Fannie Mae-ACES, Series 2017-M8, Class - A1	2.65		5/25/27	38

16	Fannie Mae-ACES, Series 2013-M14, Class - APT	2.71	(a)	4/25/23	16

283	Fannie Mae-ACES, Series 2015-M3, Class - A2	2.72		10/25/24	291

227	Fannie Mae-ACES, Series 2012-M1, Class - A2	2.73		10/25/21	230

200	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96		2/25/27	210

46	Fannie Mae-ACES, Series 2012-M4, Class - 1A2	2.98		4/25/22	47

250	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	270

228	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10	(a)	7/25/24	239

300	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.18	(a)	6/25/27	318

200	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.20	(a)	11/25/27	212

200	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.75	(a)	11/25/28	223

180	Freddie Mac Multifamily Structured Pass Through Certificates, Series K726, Class - A2	2.91		7/25/49	186

400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2	3.90	(a)	8/25/28	453

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Collateralized Mortgage Obligations (continued)

$46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2	2.31		8/25/22	$46

91	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1	2.34		7/25/26	92

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class - A2	2.64		1/25/23	186

350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2	2.67		3/25/26	363

115	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class - A2	2.87		12/25/21	117

49	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02		2/25/23	50

365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class - A2	3.06		12/25/24	384

274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class - A2	3.13		6/25/21	278

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A2	3.31	(a)	5/25/23	190

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class - A2	3.32	(a)	2/25/23	190

100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/11/25 @ 100.00	3.33	(a)	5/25/25	106

500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2	3.85		5/25/28	561

109	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class - A2	3.87		4/25/21	111

205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class - A2	4.18		12/25/20	209

230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3	2.79		5/10/49	237

100	GS Mortgage Securities Trust, Series 2017-GS5, Class - A2	3.22		3/10/50	102

250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4	3.67		3/10/50	271

100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5	4.16	(a)	7/10/51	113

274	GS Mortgage Securities Trust, Series 2013-GC14, Class - A5	4.24		8/10/46	294

137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64		11/15/47	146

183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	195

183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5	4.13		11/15/45	196

179	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class - A3	2.83		10/15/45	182

100	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB	3.15		3/15/48	103

183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4	3.25		2/15/48	191

200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53		12/15/47	212

200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60		5/15/50	216

100	Morgan Stanley BAML Trust, Series 2014-C17, Class - A5, Callable 7/11/24 @ 100.00	3.74		8/15/47	106

100	Morgan Stanley BAML Trust, Series 2014-C15, Class - A4	4.05		4/15/47	107

200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4	3.26		6/15/50	210

183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class - A4	3.59		3/15/49	195

100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4	3.06		10/10/48	104

107	UBS Commercial Mortgage Trust, Series 2012-C1, Class - AAB	3.00		5/10/45	107

141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class - A4	3.53		5/10/63	146

500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4	3.10		6/15/49	522

183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4	3.66		9/15/58	196

124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4	3.81		12/15/48	134

169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5	3.82		8/15/50	180

142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C	4.07		2/15/48	146

100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44		9/15/61	115

143	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class - ASB	2.98		6/15/46	145

	Total Collateralized Mortgage Obligations				14,507

	U.S. Government Agency Mortgages — 89.23%

46	Fannie Mae, Pool #AS0001	2.00		7/1/28	46

44	Fannie Mae, Pool #AY4232	2.00		5/1/30	43

94	Fannie Mae, Pool #MA2906	2.00		2/1/32	94

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$37	Fannie Mae, Pool #BJ4362	2.00	11/1/32	$37

20	Fannie Mae, Pool #CA0052	2.00	7/1/32	20

223	Fannie Mae, Pool #AS1058	2.00	11/1/28	222

552	Fannie Mae, Pool #MA3246	2.50	1/1/33	558

21	Fannie Mae, Pool #MA2854	2.50	12/1/46	21

92	Fannie Mae, Pool #BJ3944	2.50	1/1/33	93

56	Fannie Mae, Pool #BJ3742	2.50	12/1/32	57

186	Fannie Mae, Pool #AS4946	2.50	5/1/30	188

20	Fannie Mae, Pool #MA2888	2.50	1/1/47	19

108	Fannie Mae, Pool #AU6387	2.50	11/1/28	109

159	Fannie Mae, Pool #BC9041	2.50	11/1/31	160

83	Fannie Mae, Pool #MA3282	2.50	2/1/33	84

52	Fannie Mae, Pool #MA2868	2.50	1/1/32	53

108	Fannie Mae, Pool #AS8246	2.50	11/1/31	109

263	Fannie Mae, Pool #AO3019	2.50	5/1/27	265

19	Fannie Mae, Pool #AS8172	2.50	10/1/36	19

64	Fannie Mae, Pool #AS4660	2.50	3/1/30	65

318	Fannie Mae, Pool #MA1210	2.50	10/1/27	322

40	Fannie Mae, Pool #AS8437	2.50	12/1/36	40

109	Fannie Mae, Pool #AU5334	2.50	11/1/28	110

162	Fannie Mae, Pool #AB7391	2.50	12/1/42	163

106	Fannie Mae, Pool #MA3217	2.50	12/1/32	108

306	Fannie Mae, Pool #MA3154	2.50	10/1/32	309

261	Fannie Mae, Pool #AP4742	2.50	8/1/27	264

44	Fannie Mae, Pool #MA1270	2.50	11/1/32	45

82	Fannie Mae, Pool #AZ6458	2.50	7/1/30	83

290	Fannie Mae, Pool #MA1277	2.50	12/1/27	293

19	Fannie Mae, Pool #MA2789	2.50	10/1/36	19

37	Fannie Mae, Pool #AS0513	2.50	8/1/43	37

184	Fannie Mae, Pool #AU2619	2.50	8/1/28	186

150	Fannie Mae, Pool #AS8892	2.50	2/1/32	152

66	Fannie Mae, Pool #AT2717	2.50	5/1/43	66

22	Fannie Mae, Pool #MA1511	2.50	7/1/33	23

165	Fannie Mae, Pool #BE3032	2.50	1/1/32	167

101	Fannie Mae, Pool #AQ3223	3.00	11/1/27	104

464	Fannie Mae, Pool #AP2465	3.00	8/1/42	477

183	Fannie Mae, Pool #MA3147	3.00	10/1/47	186

136	Fannie Mae, Pool #AS8186	3.00	10/1/46	140

113	Fannie Mae, Pool #AZ0538	3.00	9/1/30	115

1,063	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,094

274	Fannie Mae, Pool #AS8276	3.00	11/1/46	281

837	Fannie Mae, Pool #AQ7920	3.00	12/1/42	861

41	Fannie Mae, Pool #MA3127	3.00	9/1/37	42

180	Fannie Mae, Pool #MA3631	3.00	4/1/34	184

622	Fannie Mae, Pool #AP6493	3.00	9/1/42	640

197	Fannie Mae, Pool #MA3179	3.00	11/1/47	201

78	Fannie Mae, Pool #AL9996	3.00	4/1/32	80

72	Fannie Mae, Pool #AS3117	3.00	8/1/29	74

42	Fannie Mae, Pool #AZ4358	3.00	7/1/30	43

358	Fannie Mae, Pool #AS8414	3.00	11/1/46	367

189	Fannie Mae, Pool #MA3657	3.00	5/1/34	193

40	Fannie Mae, Pool #AS8056	3.00	10/1/46	41

38	Fannie Mae, Pool #AR7426	3.00	7/1/43	39

216	Fannie Mae, Pool #MA2246	3.00	4/1/30	221

103	Fannie Mae, Pool #MA2230	3.00	4/1/35	105

294	Fannie Mae, Pool #AT0682	3.00	4/1/43	302

50	Fannie Mae, Pool #AT1575	3.00	5/1/43	51

276	Fannie Mae, Pool #AT2014	3.00	4/1/43	283

29	Fannie Mae, Pool #MA2287	3.00	6/1/35	29

75	Fannie Mae, Pool #AS8438	3.00	12/1/36	76

260	Fannie Mae, Pool #AT7620	3.00	6/1/43	266

168	Fannie Mae, Pool #AS8521	3.00	12/1/46	172

203	Fannie Mae, Pool #AU3735	3.00	8/1/43	209

101	Fannie Mae, Pool #MA2425	3.00	10/1/30	103

76	Fannie Mae, Pool #AU7890	3.00	9/1/28	78

83	Fannie Mae, Pool #AS8483	3.00	12/1/46	85

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$105	Fannie Mae, Pool #MA2523	3.00	2/1/36	$108

103	Fannie Mae, Pool #MA2773	3.00	10/1/36	106

257	Fannie Mae, Pool #AS4884	3.00	5/1/45	262

348	Fannie Mae, Pool #MA3082	3.00	7/1/47	355

94	Fannie Mae, Pool #MA3090	3.00	8/1/32	96

20	Fannie Mae, Pool #MA3100	3.00	8/1/37	20

276	Fannie Mae, Pool #MA3106	3.00	8/1/47	281

233	Fannie Mae, Pool #AS7238	3.00	5/1/46	239

102	Fannie Mae, Pool #MA3339	3.00	4/1/33	105

116	Fannie Mae, Pool #MA3331	3.00	4/1/48	118

76	Fannie Mae, Pool #AS8424	3.00	12/1/36	79

39	Fannie Mae, Pool #MA3078	3.00	7/1/37	40

154	Fannie Mae, Pool #AS7908	3.00	9/1/46	158

62	Fannie Mae, Pool #MA3185	3.00	11/1/37	64

369	Fannie Mae, Pool #BD2446	3.00	1/1/47	378

39	Fannie Mae, Pool #MA2961	3.00	4/1/37	40

45	Fannie Mae, Pool #BE9547	3.00	4/1/47	46

242	Fannie Mae, Pool #MA2863	3.00	1/1/47	248

253	Fannie Mae, Pool #AK0006	3.00	1/1/27	259

235	Fannie Mae, Pool #MA2833	3.00	12/1/46	241

56	Fannie Mae, Pool #MA2832	3.00	12/1/36	58

229	Fannie Mae, Pool #AS0196	3.00	8/1/28	234

84	Fannie Mae, Pool #BJ2996	3.00	1/1/33	86

65	Fannie Mae, Pool #J24886	3.00	7/1/23	66

59	Fannie Mae, Pool #BK1015	3.00	2/1/33	61

56	Fannie Mae, Pool #AS4334	3.00	1/1/45	57

21	Fannie Mae, Pool #AL9848	3.00	3/1/47	21

33	Fannie Mae, Pool #MA1058	3.00	5/1/32	33

270	Fannie Mae, Pool #AS4333	3.00	1/1/45	275

99	Fannie Mae, Pool #AL8861	3.00	7/1/31	101

311	Fannie Mae, Pool #MA2806	3.00	11/1/46	319

62	Fannie Mae, Pool #MA1338	3.00	2/1/33	64

24	Fannie Mae, Pool #AX8309	3.00	11/1/29	24

122	Fannie Mae, Pool #MA1401	3.00	4/1/33	126

120	Fannie Mae, Pool #MA1527	3.00	8/1/33	123

60	Fannie Mae, Pool #MA2579	3.00	4/1/36	62

69	Fannie Mae, Pool #AW8295	3.00	8/1/29	71

128	Fannie Mae, Pool #AW7383	3.00	8/1/29	132

153	Fannie Mae, Pool #AS1527	3.00	1/1/29	157

305	Fannie Mae, Pool #AB8897	3.00	4/1/43	313

857	Fannie Mae, Pool #AB7099	3.00	11/1/42	882

241	Fannie Mae, Pool #FM1134	3.00	4/1/48	247

172	Fannie Mae, Pool #AB4483	3.00	2/1/27	176

86	Fannie Mae, Pool #AS2312	3.00	5/1/29	88

290	Fannie Mae, Pool #MA1307	3.00	1/1/33	298

246	Fannie Mae, Pool #AY4829	3.00	5/1/45	251

631	Fannie Mae, Pool #AO0752	3.00	4/1/42	650

244	Fannie Mae, Pool #MA2895	3.00	2/1/47	250

331	Fannie Mae, Pool #MA2956	3.00	4/1/47	338

174	Fannie Mae, Pool #AY4200	3.00	5/1/45	177

11	Fannie Mae, Pool #BA0826	3.00	10/1/30	12

39	Fannie Mae, Pool #MA3218	3.00	12/1/32	39

327	Fannie Mae, Pool #AL9865	3.00	2/1/47	335

220	Fannie Mae, Pool #MA2737	3.00	9/1/46	226

85	Fannie Mae, Pool #BE3861	3.00	1/1/47	87

86	Fannie Mae, Pool #BE4400	3.00	1/1/47	88

166	Fannie Mae, Pool #BE1901	3.00	12/1/46	170

215	Fannie Mae, Pool #BD5787	3.00	9/1/46	221

182	Fannie Mae, Pool #BD5545	3.00	10/1/46	186

94	Fannie Mae, Pool #BD5076	3.00	2/1/32	96

81	Fannie Mae, Pool #MA3247	3.00	1/1/33	83

230	Fannie Mae, Pool #AS8784	3.00	2/1/47	235

91	Fannie Mae, Pool #MA3304	3.00	3/1/48	92

251	Fannie Mae, Pool #AK3302	3.00	3/1/27	257

39	Fannie Mae, Pool #MA2897	3.00	2/1/37	40

56	Fannie Mae, Pool #BM1370	3.00	4/1/37	58

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$41	Fannie Mae, Pool #MA2087	3.00	11/1/34	$42

29	Fannie Mae, Pool #MA2065	3.00	10/1/34	30

85	Fannie Mae, Pool #MA2149	3.00	1/1/30	87

238	Fannie Mae, Pool #BD4225	3.00	11/1/46	244

75	Fannie Mae, Pool #BC4276	3.00	4/1/46	77

84	Fannie Mae, Pool #MA3237	3.00	1/1/48	86

278	Fannie Mae, Pool #BC9003	3.00	11/1/46	286

40	Fannie Mae, Pool #BA4786	3.00	2/1/31	41

277	Fannie Mae, Pool #BC4764	3.00	10/1/46	284

18	Fannie Mae, Pool #MA2909	3.50	2/1/37	19

29	Fannie Mae, Pool #AS2081	3.50	4/1/29	30

19	Fannie Mae, Pool #MA2996	3.50	5/1/37	20

90	Fannie Mae, Pool #MA2923	3.50	3/1/37	94

315	Fannie Mae, Pool #MA3026	3.50	6/1/47	325

214	Fannie Mae, Pool #MA3663	3.50	5/1/49	219

250	Fannie Mae, Pool #MA2292	3.50	6/1/45	261

46	Fannie Mae, Pool #CA0234	3.50	8/1/47	47

345	Fannie Mae, Pool #CA0487	3.50	10/1/47	357

30	Fannie Mae, Pool #BM1231	3.50	11/1/31	31

82	Fannie Mae, Pool #BK9622	3.50	10/1/48	84

374	Fannie Mae, Pool #BH5155	3.50	9/1/47	386

353	Fannie Mae, Pool #BH9215	3.50	1/1/48	365

444	Fannie Mae, Pool #BH9277	3.50	2/1/48	460

136	Fannie Mae, Pool #BJ0647	3.50	3/1/48	141

360	Fannie Mae, Pool #BM5485	3.50	2/1/49	369

411	Fannie Mae, Pool #BJ2692	3.50	4/1/48	425

19	Fannie Mae, Pool #MA1021	3.50	3/1/27	20

162	Fannie Mae, Pool #MA1059	3.50	5/1/32	168

210	Fannie Mae, Pool #MA1107	3.50	7/1/32	219

32	Fannie Mae, Pool #MA2692	3.50	7/1/36	33

196	Fannie Mae, Pool #MA1980	3.50	8/1/44	202

184	Fannie Mae, Pool #MA1982	3.50	8/1/34	192

374	Fannie Mae, Pool #FM1028	3.50	6/1/49	384

933	Fannie Mae, Pool #AB6017	3.50	8/1/42	979

260	Fannie Mae, Pool #BK9038	3.50	10/1/33	269

171	Fannie Mae, Pool #MA3597	3.50	2/1/49	175

43	Fannie Mae, Pool #BM5446	3.50	2/1/49	44

309	Fannie Mae, Pool #BM1568	3.50	7/1/47	324

75	Fannie Mae, Pool #MA2389	3.50	9/1/35	78

45	Fannie Mae, Pool #MA2495	3.50	1/1/46	46

38	Fannie Mae, Pool #MA3059	3.50	7/1/37	39

173	Fannie Mae, Pool #MA3494	3.50	10/1/48	179

539	Fannie Mae, Pool #MA3520	3.50	10/1/48	553

335	Fannie Mae, Pool #MA3414	3.50	7/1/48	347

165	Fannie Mae, Pool #MA3462	3.50	9/1/33	171

174	Fannie Mae, Pool #MA3614	3.50	3/1/49	179

126	Fannie Mae, Pool #BM2001	3.50	12/1/46	130

140	Fannie Mae, Pool #MA3637	3.50	4/1/49	143

85	Fannie Mae, Pool #AE5487	3.50	10/1/25	87

217	Fannie Mae, Pool #MA2125	3.50	12/1/44	226

273	Fannie Mae, Pool #MA3332	3.50	4/1/48	282

39	Fannie Mae, Pool #MA3152	3.50	10/1/37	40

385	Fannie Mae, Pool #MA3182	3.50	11/1/47	398

344	Fannie Mae, Pool #MA3238	3.50	1/1/48	356

166	Fannie Mae, Pool #MA3243	3.50	1/1/38	173

353	Fannie Mae, Pool #MA3305	3.50	3/1/48	365

147	Fannie Mae, Pool #MA3692	3.50	7/1/49	151

26	Fannie Mae, Pool #BA5031	3.50	1/1/46	27

25	Fannie Mae, Pool #AV6407	3.50	2/1/29	26

240	Fannie Mae, Pool #AS3133	3.50	8/1/44	253

286	Fannie Mae, Pool #AU1635	3.50	7/1/43	299

136	Fannie Mae, Pool #AU3742	3.50	8/1/43	143

221	Fannie Mae, Pool #AS4773	3.50	4/1/45	228

254	Fannie Mae, Pool #AS7388	3.50	6/1/46	263

75	Fannie Mae, Pool #AY8856	3.50	9/1/45	78

148	Fannie Mae, Pool #AS5696	3.50	8/1/45	153

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$307	Fannie Mae, Pool #AL1717	3.50		5/1/27	$318

1,064	Fannie Mae, Pool #AK7497	3.50		4/1/42	1,117

36	Fannie Mae, Pool #AK0706	3.50		2/1/27	37

222	Fannie Mae, Pool #AJ8476	3.50		12/1/41	233

93	Fannie Mae, Pool #AS5892	3.50		10/1/45	95

189	Fannie Mae, Pool #AS6649	3.50		2/1/46	196

210	Fannie Mae, Pool #AS7239	3.50		5/1/46	218

305	Fannie Mae, Pool #AS7491	3.50		7/1/46	318

143	Fannie Mae, Pool #BE5258	3.50		1/1/47	148

13	Fannie Mae, Pool #AJ6181	3.50		12/1/26	13

191	Fannie Mae, Pool #AZ9576	3.50		12/1/45	197

155	Fannie Mae, Pool #AY3802	3.50		2/1/45	160

98	Fannie Mae, Pool #BC0163	3.50		1/1/46	101

316	Fannie Mae, Pool #BC1158	3.50		2/1/46	327

143	Fannie Mae, Pool #BC3126	3.50		1/1/46	148

75	Fannie Mae, Pool #BC7633	3.50		6/1/46	79

338	Fannie Mae, Pool #BD2436	3.50		1/1/47	351

289	Fannie Mae, Pool #BD5046	3.50		2/1/47	298

93	Fannie Mae, Pool #AZ6383	3.50		9/1/45	96

137	Fannie Mae, Pool #AZ2614	3.50		8/1/45	141

86	Fannie Mae, Pool #BA1893	3.50		8/1/45	89

149	Fannie Mae, Pool #AY3913	3.50		2/1/45	154

269	Fannie Mae, Pool #AZ0862	3.50		7/1/45	278

194	Fannie Mae, Pool #AY4300	3.50		1/1/45	202

101	Fannie Mae, Pool #AJ4093	3.50		10/1/26	105

115	Fannie Mae, Pool #AS4772	3.50		4/1/45	119

196	Fannie Mae, Pool #AS5068	3.50		6/1/45	203

168	Fannie Mae, Pool #AY5303	3.50		3/1/45	177

998	Fannie Mae, Pool #AO2548	3.50		4/1/42	1,047

14	Fannie Mae, Pool #AX0159	3.50		9/1/29	15

365	Fannie Mae, Pool #AO3760	3.50		5/1/42	383

16	Fannie Mae, Pool #AL8776	3.50		7/1/46	17

115	Fannie Mae, Pool #AO4647	3.50		6/1/42	120

114	Fannie Mae, Pool #AO9140	3.50		7/1/42	120

95	Fannie Mae, Pool #AX5201	3.50		10/1/29	98

90	Fannie Mae, Pool #AX7655	3.50		1/1/45	93

186	Fannie Mae, Pool #AO4385	3.50		6/1/42	195

227	Fannie Mae, Pool #AS4771	3.50		4/1/45	234

858	Fannie Mae, Pool #AO8137	3.50		8/1/42	901

240	Fannie Mae, Pool #AY1306	3.50		3/1/45	247

385	Fannie Mae, Pool #AQ0546	3.50		11/1/42	404

171	Fannie Mae, Pool #AS0024	3.50		7/1/43	178

52	Fannie Mae, Pool #310139	3.50		11/1/25	54

124	Fannie Mae, Pool #AS5319	3.50		7/1/45	128

205	Fannie Mae, Pool #AX9530	3.50		2/1/45	211

49	Fannie Mae, Pool #AP9390	3.50		10/1/42	51

180	Fannie Mae, Pool #AX2486	3.50		10/1/44	186

250	Fannie Mae, Series 2018-M14, Class - A2	3.70	(a)	8/25/28	276

39	Fannie Mae, Pool #AY2291	4.00		3/1/45	40

292	Fannie Mae, Pool #BM2002	4.00		10/1/47	305

162	Fannie Mae, Pool #AX0841	4.00		9/1/44	170

135	Fannie Mae, Pool #BA6910	4.00		2/1/46	142

162	Fannie Mae, Pool #BM4991	4.00		9/1/48	169

197	Fannie Mae, Pool #AY1595	4.00		1/1/45	207

251	Fannie Mae, Pool #CA1015	4.00		1/1/48	263

40	Fannie Mae, Pool #AW5109	4.00		8/1/44	43

43	Fannie Mae, Pool #BM5525	4.00		3/1/31	45

77	Fannie Mae, Pool #BC5559	4.00		3/1/46	81

936	Fannie Mae, Pool #190405	4.00		10/1/40	997

262	Fannie Mae, Pool #CA1894	4.00		6/1/48	273

122	Fannie Mae, Pool #AS3468	4.00		10/1/44	128

79	Fannie Mae, Pool #MA3244	4.00		1/1/38	83

180	Fannie Mae, Pool #CA2474	4.00		7/1/48	188

92	Fannie Mae, Pool #FM1101	4.00		7/1/34	96

144	Fannie Mae, Pool #AW5063	4.00		7/1/44	152

34	Fannie Mae, Pool #AH3394	4.00		1/1/41	36

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$41	Fannie Mae, Pool #MA3216	4.00	12/1/37	$43

198	Fannie Mae, Pool #AH6242	4.00	4/1/26	207

20	Fannie Mae, Pool #AW9041	4.00	8/1/44	21

15	Fannie Mae, Pool #MA2655	4.00	6/1/36	16

518	Fannie Mae, Pool #AJ7689	4.00	12/1/41	550

172	Fannie Mae, Pool #BN0594	4.00	12/1/48	179

105	Fannie Mae, Pool #AC2995	4.00	9/1/24	109

285	Fannie Mae, Pool #AH5859	4.00	2/1/41	303

123	Fannie Mae, Pool #AL7347	4.00	9/1/45	130

31	Fannie Mae, Pool #MA0695	4.00	4/1/31	33

173	Fannie Mae, Pool #MA0641	4.00	2/1/31	182

55	Fannie Mae, Pool #MA0493	4.00	8/1/30	58

104	Fannie Mae, Pool #AC7328	4.00	12/1/39	110

342	Fannie Mae, Pool #BK7608	4.00	9/1/48	357

72	Fannie Mae, Pool #AL4778	4.00	10/1/32	75

185	Fannie Mae, Pool #BK0915	4.00	7/1/48	192

212	Fannie Mae, Pool #BM5685	4.00	6/1/48	222

256	Fannie Mae, Pool #BK0909	4.00	7/1/48	266

50	Fannie Mae, Pool #AL2689	4.00	2/1/27	52

312	Fannie Mae, Pool #BK9697	4.00	12/1/48	325

159	Fannie Mae, Pool #AY1377	4.00	4/1/45	168

63	Fannie Mae, Pool #BJ0639	4.00	3/1/48	66

62	Fannie Mae, Pool #BH2623	4.00	8/1/47	65

396	Fannie Mae, Pool #AJ7857	4.00	12/1/41	421

476	Fannie Mae, Pool #AJ5303	4.00	11/1/41	506

173	Fannie Mae, Pool #CA0237	4.00	8/1/47	182

295	Fannie Mae, Pool #CA0183	4.00	8/1/47	309

177	Fannie Mae, Pool #BN5258	4.00	2/1/49	184

349	Fannie Mae, Pool #BJ9169	4.00	5/1/48	364

81	Fannie Mae, Pool #AY0025	4.00	2/1/45	86

323	Fannie Mae, Pool #BD7081	4.00	3/1/47	339

137	Fannie Mae, Pool #AV2340	4.00	12/1/43	145

42	Fannie Mae, Pool #AL9742	4.00	7/1/29	44

174	Fannie Mae, Pool #AS3467	4.00	10/1/44	183

394	Fannie Mae, Pool #AS0531	4.00	9/1/43	422

35	Fannie Mae, Pool #AS3448	4.00	9/1/44	37

144	Fannie Mae, Pool #AS2498	4.00	5/1/44	151

365	Fannie Mae, Pool #MA3615	4.00	3/1/49	379

199	Fannie Mae, Pool #AL8387	4.00	3/1/46	211

44	Fannie Mae, Pool #AT3872	4.00	6/1/43	47

140	Fannie Mae, Pool #AS7601	4.00	7/1/46	147

316	Fannie Mae, Pool #BE8050	4.00	4/1/47	331

126	Fannie Mae, Pool #AS3903	4.00	11/1/44	134

126	Fannie Mae, Pool #AS7600	4.00	7/1/46	132

42	Fannie Mae, Pool #MA3413	4.00	7/1/38	44

192	Fannie Mae, Pool #AO2959	4.00	5/1/42	205

27	Fannie Mae, Pool #AS7028	4.00	4/1/46	29

378	Fannie Mae, Pool #MA2995	4.00	5/1/47	396

304	Fannie Mae, Pool #MA3027	4.00	6/1/47	319

160	Fannie Mae, Pool #MA3592	4.00	2/1/49	166

18	Fannie Mae, Pool #MA3037	4.00	6/1/37	19

194	Fannie Mae, Pool #AS8532	4.00	12/1/46	203

183	Fannie Mae, Pool #MA3638	4.00	4/1/49	190

167	Fannie Mae, Pool #MA3521	4.00	11/1/48	174

69	Fannie Mae, Pool #AS8823	4.00	2/1/47	72

315	Fannie Mae, Pool #MA3183	4.00	11/1/47	330

284	Fannie Mae, Pool #MA3211	4.00	12/1/47	298

62	Fannie Mae, Pool #BA0847	4.00	3/1/46	66

270	Fannie Mae, Pool #MA3121	4.00	9/1/47	283

25	Fannie Mae, Pool #AS2117	4.00	4/1/44	27

212	Fannie Mae, Pool #MA3277	4.00	2/1/48	220

57	Fannie Mae, Pool #G08694	4.00	2/1/46	60

176	Fannie Mae, Pool #AS3293	4.00	9/1/44	186

162	Fannie Mae, Pool #AZ8067	4.00	9/1/45	172

242	Fannie Mae, Pool #AU3753	4.00	8/1/43	257

46	Fannie Mae, Pool #AE0375	4.00	7/1/25	48

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$80	Fannie Mae, Pool #AY8981	4.00	8/1/45	$85

238	Fannie Mae, Pool #AS9486	4.00	4/1/47	250

38	Fannie Mae, Pool #MA2455	4.00	11/1/35	40

321	Fannie Mae, Pool #AS9831	4.00	6/1/47	337

14	Fannie Mae, Pool #MA2536	4.00	2/1/36	15

173	Fannie Mae, Pool #AS3216	4.00	9/1/44	181

11	Fannie Mae, Pool #AZ8874	4.00	9/1/45	11

183	Fannie Mae, Pool #AZ7362	4.00	11/1/45	193

116	Fannie Mae, Pool #MA3536	4.00	12/1/48	121

414	Fannie Mae, Pool #AH7521	4.50	3/1/41	444

32	Fannie Mae, Pool #AH6790	4.50	3/1/41	35

33	Fannie Mae, Pool #AS8576	4.50	12/1/46	35

98	Fannie Mae, Pool #MA0481	4.50	8/1/30	104

209	Fannie Mae, Pool #MA3184	4.50	11/1/47	223

33	Fannie Mae, Pool #AL8816	4.50	9/1/45	36

9	Fannie Mae, Pool #AW7048	4.50	6/1/44	10

170	Fannie Mae, Pool #254954	4.50	10/1/23	176

75	Fannie Mae, Pool #AS1638	4.50	2/1/44	80

22	Fannie Mae, Pool #982892	4.50	5/1/23	22

26	Fannie Mae, Pool #AA0860	4.50	1/1/39	29

36	Fannie Mae, Pool #AA9781	4.50	7/1/24	37

—	Fannie Mae, Pool #AB0339	4.50	1/1/20	–

83	Fannie Mae, Pool #AB1389	4.50	8/1/40	90

33	Fannie Mae, Pool #AB1470	4.50	9/1/40	36

170	Fannie Mae, Pool #AB3192	4.50	6/1/41	184

87	Fannie Mae, Pool #AS2276	4.50	4/1/44	94

38	Fannie Mae, Pool #AS0861	4.50	10/1/43	41

60	Fannie Mae, Pool #CA1218	4.50	2/1/48	63

147	Fannie Mae, Pool #BK5283	4.50	6/1/48	156

128	Fannie Mae, Pool #BE6489	4.50	1/1/47	135

182	Fannie Mae, Pool #AE0217	4.50	8/1/40	199

176	Fannie Mae, Pool #AD8529	4.50	8/1/40	192

367	Fannie Mae, Pool #MA3639	4.50	4/1/49	386

424	Fannie Mae, Pool #AH9055	4.50	4/1/41	459

63	Fannie Mae, Pool #BM1285	4.50	5/1/47	68

304	Fannie Mae, Pool #BN4309	4.50	1/1/49	320

172	Fannie Mae, Pool #AI4815	4.50	6/1/41	185

135	Fannie Mae, Pool #AS8157	4.50	10/1/46	143

119	Fannie Mae, Pool #CA0623	4.50	10/1/47	126

43	Fannie Mae, Pool #BN0877	4.50	11/1/48	46

283	Fannie Mae, Pool #CA1711	4.50	5/1/48	300

418	Fannie Mae, Pool #MA3593	4.50	2/1/49	440

108	Fannie Mae, Pool #BE5992	4.50	2/1/47	115

158	Fannie Mae, Pool #MA3537	4.50	12/1/48	167

227	Fannie Mae, Pool #BK1416	4.50	5/1/48	239

40	Fannie Mae, Pool #AU5302	4.50	10/1/43	43

427	Fannie Mae, Pool #AL1107	4.50	11/1/41	462

77	Fannie Mae, Pool #AL5082	4.50	3/1/44	83

137	Fannie Mae, Pool #AL4450	4.50	12/1/43	147

38	Fannie Mae, Pool #BK8830	4.50	8/1/48	41

168	Fannie Mae, Pool #MA3522	4.50	11/1/48	177

28	Fannie Mae, Pool #890603	5.00	8/1/41	31

34	Fannie Mae, Pool #890621	5.00	5/1/42	37

97	Fannie Mae, Pool #BM3904	5.00	5/1/48	104

48	Fannie Mae, Pool #BM3781	5.00	11/1/30	51

47	Fannie Mae, Pool #MA3708	5.00	6/1/49	50

68	Fannie Mae, Pool #AL5788	5.00	5/1/42	76

1	Fannie Mae, Pool #868986	5.00	5/1/21	1

77	Fannie Mae, Pool #836750	5.00	10/1/35	85

35	Fannie Mae, Pool #725238	5.00	3/1/34	39

114	Fannie Mae, Pool #MA3669	5.00	5/1/49	122

64	Fannie Mae, Pool #AS0837	5.00	10/1/43	69

652	Fannie Mae, Pool #889117	5.00	10/1/35	726

73	Fannie Mae, Pool #MA3617	5.00	3/1/49	78

154	Fannie Mae, Pool #MA3594	5.00	2/1/49	165

70	Fannie Mae, Pool #AS0575	5.00	9/1/43	77

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$78	Fannie Mae, Pool #CA1795	5.00	5/1/48	$84

79	Fannie Mae, Pool #MA3472	5.00	9/1/48	84

64	Fannie Mae, Pool #MA3527	5.00	11/1/48	69

58	Fannie Mae, Pool #CA0349	5.00	9/1/47	62

125	Fannie Mae, Pool #AH5988	5.00	3/1/41	139

5	Fannie Mae, Pool #A69671	5.50	12/1/37	5

3	Fannie Mae, Pool #AL0725	5.50	6/1/24	3

17	Fannie Mae, Pool #929451	5.50	5/1/38	18

21	Fannie Mae, Pool #976945	5.50	2/1/23	22

11	Fannie Mae, Pool #909662	5.50	2/1/22	11

1	Fannie Mae, Pool #A79636	5.50	7/1/38	1

999	Fannie Mae, Pool #890221	5.50	12/1/33	1,126

605	Fannie Mae, Pool #725228	6.00	3/1/34	694

142	Fannie Mae, Pool #889984	6.50	10/1/38	163

75	Fannie Mae, 15 YR TBA	2.50	10/25/34	76

325	Fannie Mae, 15 YR TBA	3.00	10/25/34	332

150	Fannie Mae, 15 YR TBA	4.00	10/25/34	156

200	Fannie Mae, 30 YR TBA	2.50	11/25/49	199

675	Fannie Mae, 30 YR TBA	3.00	10/25/49	685

1,700	Fannie Mae, 30 YR TBA	3.00	11/25/48	1,726

675	Fannie Mae, 30 YR TBA	3.50	10/25/34	698

3,375	Fannie Mae, 30 YR TBA	3.50	10/25/48	3,463

900	Fannie Mae, 30 YR TBA	3.50	11/25/49	923

7,175	Fannie Mae, 30 YR TBA	4.00	10/25/49	7,444

75	Fannie Mae, 30 YR TBA	4.00	11/25/49	78

2,125	Fannie Mae, 30 YR TBA	4.50	10/25/49	2,237

54	Freddie Mac, Pool #G18547	2.00	3/1/30	54

82	Freddie Mac, Pool #G18634	2.00	3/1/32	81

120	Freddie Mac, Pool #J25777	2.00	9/1/28	121

40	Freddie Mac, Pool #J25759	2.00	8/1/28	40

43	Freddie Mac, Pool #G18665	2.50	11/1/32	44

186	Freddie Mac, Pool #G18568	2.50	9/1/30	188

165	Freddie Mac, Pool #J37902	2.50	11/1/32	167

139	Freddie Mac, Pool #J35896	2.50	12/1/31	140

104	Freddie Mac, Pool #J35643	2.50	11/1/31	105

153	Freddie Mac, Pool #G18533	2.50	12/1/29	156

287	Freddie Mac, Pool #J38477	2.50	2/1/33	290

27	Freddie Mac, Pool #G18472	2.50	7/1/28	27

77	Freddie Mac, Pool #G18485	2.50	10/1/28	78

196	Freddie Mac, Pool #J26408	2.50	11/1/28	199

177	Freddie Mac, Pool #G18470	2.50	6/1/28	179

22	Freddie Mac, Pool #G08638	2.50	4/1/45	22

167	Freddie Mac, Pool #J18954	2.50	4/1/27	169

146	Freddie Mac, Pool #G18635	2.50	3/1/32	147

13	Freddie Mac, Pool #J30875	2.50	3/1/30	13

44	Freddie Mac, Pool #Q42878	2.50	9/1/46	44

88	Freddie Mac, Pool #G18704	2.50	6/1/33	89

38	Freddie Mac, Pool #C91904	2.50	11/1/36	38

20	Freddie Mac, Pool #G08755	2.50	2/1/47	20

155	Freddie Mac, Pool #J23440	2.50	4/1/28	157

132	Freddie Mac, Pool #G18683	2.50	4/1/33	133

68	Freddie Mac, Pool #J25585	2.50	9/1/28	69

68	Freddie Mac, Pool #C09026	2.50	2/1/43	68

292	Freddie Mac, Pool #G18680	2.50	3/1/33	295

157	Freddie Mac, Pool #G18459	2.50	3/1/28	159

19	Freddie Mac, Pool #Q39527	3.00	3/1/46	20

24	Freddie Mac, Pool #J14241	3.00	1/1/26	24

42	Freddie Mac, Pool #J38807	3.00	4/1/33	43

263	Freddie Mac, Pool #J17774	3.00	1/1/27	269

12	Freddie Mac, Pool #J17111	3.00	10/1/26	13

42	Freddie Mac, Pool #C91969	3.00	1/1/38	44

40	Freddie Mac, Pool #C91943	3.00	7/1/37	42

19	Freddie Mac, Pool #C91939	3.00	6/1/37	20

240	Freddie Mac, Pool #ZM2089	3.00	11/1/46	245

165	Freddie Mac, Pool #G15145	3.00	7/1/29	170

106	Freddie Mac, Pool #C91927	3.00	5/1/37	109

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$290	Freddie Mac, Pool #Q16222	3.00	3/1/43	$298

45	Freddie Mac, Pool #Q18599	3.00	6/1/43	46

343	Freddie Mac, Pool #Q45094	3.00	12/1/46	351

89	Freddie Mac, Pool #Q41795	3.00	7/1/46	91

98	Freddie Mac, Pool #ZT2019	3.00	5/1/34	101

12	Freddie Mac, Pool #Q13086	3.00	11/1/42	12

285	Freddie Mac, Pool #ZT1323	3.00	10/1/48	290

51	Freddie Mac, Pool #G30945	3.00	9/1/36	52

18	Freddie Mac, Pool #G30999	3.00	2/1/37	19

16	Freddie Mac, Pool #Q18882	3.00	5/1/43	16

54	Freddie Mac, Pool #Q19754	3.00	7/1/43	55

154	Freddie Mac, Pool #Q20067	3.00	7/1/43	158

484	Freddie Mac, Pool #Q21065	3.00	8/1/43	498

304	Freddie Mac, Pool #G60989	3.00	12/1/46	311

302	Freddie Mac, Pool #G08635	3.00	4/1/45	310

273	Freddie Mac, Pool #G60187	3.00	8/1/45	280

1,246	Freddie Mac, Pool #G08537	3.00	7/1/43	1,283

57	Freddie Mac, Pool #G08540	3.00	8/1/43	59

242	Freddie Mac, Pool #G08525	3.00	5/1/43	249

441	Freddie Mac, Pool #G08534	3.00	6/1/43	454

69	Freddie Mac, Pool #C91798	3.00	12/1/34	71

182	Freddie Mac, Pool #Q46441	3.00	2/1/47	186

384	Freddie Mac, Pool #Q45735	3.00	1/1/47	393

167	Freddie Mac, Pool #G15217	3.00	11/1/29	172

174	Freddie Mac, Pool #Q44665	3.00	11/1/46	178

286	Freddie Mac, Pool #Q43734	3.00	10/1/46	293

188	Freddie Mac, Pool #G08850	3.00	9/1/48	192

39	Freddie Mac, Pool #C91924	3.00	4/1/37	40

93	Freddie Mac, Pool #C91819	3.00	4/1/35	95

133	Freddie Mac, Pool #C91724	3.00	9/1/33	137

50	Freddie Mac, Pool #G18575	3.00	11/1/30	51

77	Freddie Mac, Pool #G18582	3.00	1/1/31	78

324	Freddie Mac, Pool #G18673	3.00	1/1/33	333

123	Freddie Mac, Pool #G18677	3.00	2/1/33	126

80	Freddie Mac, Pool #J38675	3.00	3/1/33	82

85	Freddie Mac, Pool #G18715	3.00	11/1/33	87

98	Freddie Mac, Pool #C91707	3.00	6/1/33	101

185	Freddie Mac, Pool #G08783	3.00	10/1/47	189

164	Freddie Mac, Pool #G18518	3.00	7/1/29	169

44	Freddie Mac, Pool #J38057	3.00	12/1/32	45

404	Freddie Mac, Pool #G08701	3.00	4/1/46	414

88	Freddie Mac, Pool #J36428	3.00	2/1/32	90

117	Freddie Mac, Pool #G08680	3.00	12/1/45	120

128	Freddie Mac, Pool #G08640	3.00	5/1/45	131

104	Freddie Mac, Pool #G08648	3.00	6/1/45	107

330	Freddie Mac, Pool #G08653	3.00	7/1/45	338

40	Freddie Mac, Pool #J33135	3.00	11/1/30	42

235	Freddie Mac, Pool #G08737	3.00	12/1/46	240

132	Freddie Mac, Pool #G18569	3.00	9/1/30	135

35	Freddie Mac, Pool #J29932	3.00	11/1/29	36

139	Freddie Mac, Pool #G18531	3.00	11/1/29	143

252	Freddie Mac, Pool #C04619	3.00	3/1/43	257

13	Freddie Mac, Pool #C91809	3.00	2/1/35	13

29	Freddie Mac, Pool #C91826	3.00	5/1/35	30

191	Freddie Mac, Pool #C91581	3.00	11/1/32	197

211	Freddie Mac, Pool #G08825	3.00	6/1/48	214

20	Freddie Mac, Pool #C91949	3.00	9/1/37	21

441	Freddie Mac, Pool #G08741	3.00	1/1/47	452

39	Freddie Mac, Pool #G18534	3.00	12/1/29	40

229	Freddie Mac, Pool #C04446	3.00	1/1/43	234

37	Freddie Mac, Pool #C91905	3.00	11/1/36	38

165	Freddie Mac, Pool #G08750	3.00	3/1/47	168

201	Freddie Mac, Pool #G18514	3.00	6/1/29	206

154	Freddie Mac, Pool #G08732	3.00	11/1/46	158

166	Freddie Mac, Pool #C04422	3.00	12/1/42	168

82	Freddie Mac, Pool #G08747	3.00	2/1/47	84

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$262	Freddie Mac, Pool #ZS4771	3.50	6/1/48	$270

59	Freddie Mac, Pool #C03920	3.50	5/1/42	63

261	Freddie Mac, Pool #ZT1951	3.50	5/1/49	268

67	Freddie Mac, Pool #J26144	3.50	10/1/23	69

176	Freddie Mac, Pool #ZA5128	3.50	12/1/47	181

347	Freddie Mac, Pool #ZS4618	3.50	6/1/45	360

54	Freddie Mac, Pool #J27494	3.50	2/1/29	56

144	Freddie Mac, Pool #ZS4759	3.50	3/1/48	149

19	Freddie Mac, Pool #C91925	3.50	4/1/37	19

260	Freddie Mac, Pool #Q57871	3.50	8/1/48	268

195	Freddie Mac, Pool #SB0031	3.50	10/1/27	201

150	Freddie Mac, Pool #C91456	3.50	6/1/32	156

38	Freddie Mac, Pool #C91940	3.50	6/1/37	40

59	Freddie Mac, Pool #C91950	3.50	9/1/37	61

58	Freddie Mac, Pool #C92003	3.50	7/1/38	60

72	Freddie Mac, Pool #J13582	3.50	11/1/25	75

10	Freddie Mac, Pool #J14232	3.50	1/1/21	11

115	Freddie Mac, Pool #Q58422	3.50	9/1/48	120

195	Freddie Mac, Pool #J15105	3.50	4/1/26	202

60	Freddie Mac, Pool #Q31134	3.50	2/1/45	62

112	Freddie Mac, Pool #Q36040	3.50	9/1/45	117

157	Freddie Mac, Pool #Q37449	3.50	11/1/45	163

359	Freddie Mac, Pool #Q49490	3.50	7/1/47	370

218	Freddie Mac, Pool #Q51461	3.50	10/1/47	224

197	Freddie Mac, Pool #Q53176	3.50	12/1/47	203

23	Freddie Mac, Pool #Q55002	3.50	3/1/48	24

615	Freddie Mac, Pool #ZM4908	3.50	11/1/47	633

111	Freddie Mac, Pool #Q04087	3.50	10/1/41	116

294	Freddie Mac, Pool #G08761	3.50	5/1/47	303

167	Freddie Mac, Pool #Q08903	3.50	6/1/42	175

330	Freddie Mac, Pool #G61148	3.50	9/1/47	339

82	Freddie Mac, Pool #G08605	3.50	9/1/44	85

460	Freddie Mac, Pool #G08766	3.50	6/1/47	474

84	Freddie Mac, Pool #G08599	3.50	8/1/44	87

248	Freddie Mac, Pool #G08632	3.50	3/1/45	257

415	Freddie Mac, Pool #G08636	3.50	4/1/45	431

14	Freddie Mac, Pool #C91760	3.50	5/1/34	14

128	Freddie Mac, Pool #G08733	3.50	11/1/46	133

307	Freddie Mac, Pool #G08693	3.50	3/1/46	318

294	Freddie Mac, Pool #G08681	3.50	12/1/45	306

122	Freddie Mac, Pool #Q06749	3.50	3/1/42	128

116	Freddie Mac, Pool #G08702	3.50	4/1/46	121

311	Freddie Mac, Pool #G08757	3.50	4/1/47	320

128	Freddie Mac, Pool #G08698	3.50	3/1/46	132

246	Freddie Mac, Pool #G08654	3.50	7/1/45	255

267	Freddie Mac, Pool #G08641	3.50	5/1/45	278

142	Freddie Mac, Pool #G08687	3.50	1/1/46	147

22	Freddie Mac, Pool #G14216	3.50	7/1/21	23

37	Freddie Mac, Pool #C91742	3.50	1/1/34	38

45	Freddie Mac, Pool #G08792	3.50	12/1/47	46

437	Freddie Mac, Pool #G08804	3.50	3/1/48	451

136	Freddie Mac, Pool #G08813	3.50	5/1/48	140

184	Freddie Mac, Pool #G18707	3.50	9/1/33	190

31	Freddie Mac, Pool #G08620	3.50	12/1/44	32

245	Freddie Mac, Pool #G08667	3.50	9/1/45	255

343	Freddie Mac, Pool #G08562	3.50	1/1/44	359

380	Freddie Mac, Pool #G08554	3.50	10/1/43	397

364	Freddie Mac, Pool #G08627	3.50	2/1/45	379

826	Freddie Mac, Pool #G08495	3.50	6/1/42	870

407	Freddie Mac, Pool #G08623	3.50	1/1/45	423

128	Freddie Mac, Pool #G08841	3.50	9/1/48	132

138	Freddie Mac, Pool #C91403	3.50	3/1/32	144

177	Freddie Mac, Pool #G08846	3.50	11/1/48	181

12	Freddie Mac, Pool #E02735	3.50	10/1/25	12

233	Freddie Mac, Pool #Q20860	3.50	8/1/43	244

63	Freddie Mac, Pool #G30776	3.50	7/1/35	65

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$105	Freddie Mac, Pool #Q12052	3.50	10/1/42	$111

204	Freddie Mac, Pool #Q09896	3.50	8/1/42	214

155	Freddie Mac, Pool #Q08998	3.50	6/1/42	163

133	Freddie Mac, Pool #G08706	3.50	5/1/46	138

250	Freddie Mac, Series K091, Class A2	3.51	3/25/29	277

364	Freddie Mac, Pool #ZS4708	4.00	3/1/47	381

41	Freddie Mac, Pool #C91994	4.00	5/1/38	43

41	Freddie Mac, Pool #C92019	4.00	10/1/38	43

10	Freddie Mac, Pool #J12238	4.00	5/1/20	10

3	Freddie Mac, Pool #J11263	4.00	11/1/19	3

230	Freddie Mac, Pool #G06506	4.00	12/1/40	244

800	Freddie Mac, Pool #A96286	4.00	1/1/41	855

17	Freddie Mac, Pool #J12435	4.00	6/1/25	18

232	Freddie Mac, Pool #ZT1320	4.00	11/1/48	242

70	Freddie Mac, Pool #G14453	4.00	6/1/26	73

301	Freddie Mac, Pool #G08775	4.00	8/1/47	316

75	Freddie Mac, Pool #C91738	4.00	11/1/33	80

16	Freddie Mac, Pool #C91923	4.00	3/1/37	17

242	Freddie Mac, Pool #G08785	4.00	10/1/47	253

12	Freddie Mac, Pool #G08642	4.00	5/1/45	12

63	Freddie Mac, Pool #G08483	4.00	3/1/42	67

247	Freddie Mac, Pool #G08669	4.00	9/1/45	261

50	Freddie Mac, Pool #G08672	4.00	10/1/45	52

148	Freddie Mac, Pool #G08567	4.00	1/1/44	155

141	Freddie Mac, Pool #G08459	4.00	9/1/41	151

85	Freddie Mac, Pool #G08601	4.00	8/1/44	90

117	Freddie Mac, Pool #Q58680	4.00	9/1/48	122

184	Freddie Mac, Pool #G08588	4.00	5/1/44	192

175	Freddie Mac, Pool #G08595	4.00	7/1/44	185

138	Freddie Mac, Pool #C09070	4.00	12/1/44	144

21	Freddie Mac, Pool #G08633	4.00	3/1/45	22

199	Freddie Mac, Pool #Q24955	4.00	2/1/44	210

285	Freddie Mac, Pool #ZS4627	4.00	8/1/45	301

181	Freddie Mac, Pool #G08616	4.00	11/1/44	191

76	Freddie Mac, Pool #Q34081	4.00	6/1/45	80

163	Freddie Mac, Pool #G08618	4.00	12/1/44	171

135	Freddie Mac, Pool #Q27594	4.00	8/1/44	143

10	Freddie Mac, Pool #Q27456	4.00	7/1/44	11

176	Freddie Mac, Pool #G08767	4.00	6/1/47	185

169	Freddie Mac, Pool #G08836	4.00	9/1/48	176

162	Freddie Mac, Pool #G08831	4.00	8/1/48	169

300	Freddie Mac, Pool #ZA4988	4.00	8/1/47	314

69	Freddie Mac, Pool #C91765	4.00	6/1/34	73

108	Freddie Mac, Pool #G08637	4.00	4/1/45	114

188	Freddie Mac, Pool #G08759	4.50	4/1/47	200

22	Freddie Mac, Pool #A90437	4.50	1/1/40	23

106	Freddie Mac, Pool #G08754	4.50	3/1/47	112

1,471	Freddie Mac, Pool #A97692	4.50	3/1/41	1,587

21	Freddie Mac, Pool #C09059	4.50	3/1/44	22

139	Freddie Mac, Pool #A97495	4.50	3/1/41	150

11	Freddie Mac, Pool #E02862	4.50	3/1/26	11

162	Freddie Mac, Pool #G08820	4.50	5/1/48	171

50	Freddie Mac, Pool #G08781	4.50	9/1/47	53

151	Freddie Mac, Pool #G08827	4.50	7/1/48	160

160	Freddie Mac, Pool #ZT1321	4.50	11/1/48	169

441	Freddie Mac, Pool #ZT1711	4.50	2/1/49	464

51	Freddie Mac, Pool #G60512	4.50	12/1/45	54

165	Freddie Mac, Pool #Q59805	4.50	11/1/48	174

16	Freddie Mac, Pool #J07849	4.50	5/1/23	17

167	Freddie Mac, Pool #Q57957	4.50	8/1/48	177

33	Freddie Mac, Pool #Q49599	4.50	7/1/47	35

43	Freddie Mac, Pool #G08596	4.50	7/1/44	45

19	Freddie Mac, Pool #Q25432	4.50	3/1/44	20

42	Freddie Mac, Pool #Q22671	4.50	11/1/43	44

207	Freddie Mac, Pool #Q00763	5.00	5/1/41	230

383	Freddie Mac, Pool #ZT1779	5.00	3/1/49	410

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$30	Freddie Mac, Pool #G13255	5.00	7/1/23	$32

482	Freddie Mac, Pool #C01598	5.00	8/1/33	525

216	Freddie Mac, Pool #G04913	5.00	3/1/38	238

32	Freddie Mac, Pool #G05205	5.00	1/1/39	35

14	Freddie Mac, Pool #G07068	5.00	7/1/41	15

37	Freddie Mac, Pool #G08838	5.00	9/1/48	39

448	Freddie Mac, Pool #G01665	5.50	3/1/34	502

69	Freddie Mac, Pool #G06031	5.50	3/1/40	77

3	Freddie Mac, Pool #G06091	5.50	5/1/40	3

13	Freddie Mac, Pool #A62706	6.00	6/1/37	15

53	Freddie Mac, Pool #G03551	6.00	11/1/37	61

32	Freddie Mac, Pool #G05709	6.00	6/1/38	37

256	Freddie Mac, Pool #G02794	6.00	5/1/37	294

18	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	18

58	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	59

36	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	37

38	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	39

22	Government National Mortgage Association, Pool #776954	2.50	11/15/42	23

62	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	63

13	Government National Mortgage Association, Pool #711729	2.50	3/15/43	13

71	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	72

63	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	64

130	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	132

16	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	16

35	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	36

34	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	35

42	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	42

22	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	22

179	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	185

161	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	166

49	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	50

216	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	222

221	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	227

219	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	226

17	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	18

34	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	35

293	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	302

203	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	210

186	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	192

71	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	73

207	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	214

79	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	82

13	Government National Mortgage Association, Pool #5276	3.00	1/20/27	14

643	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	662

205	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	213

24	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	25

106	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	109

110	Government National Mortgage Association, Pool #779084	3.00	4/15/42	113

1,177	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,213

64	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	65

280	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	288

69	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	71

333	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	345

212	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	219

30	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	31

114	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	117

708	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	728

174	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	180

277	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	286

192	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	198

19	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	20

299	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	309

657	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	676

333	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	342

85	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	87

331	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	341

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$35	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	$36

180	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	186

424	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	436

145	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	150

236	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	243

70	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	72

80	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	83

230	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	236

245	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	251

192	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	198

202	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	208

248	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	255

213	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	219

295	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	304

186	Government National Mortgage Association, Pool # MA4003	3.00	10/20/46	191

267	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	279

25	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	26

150	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	156

15	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	15

340	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	354

329	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	348

320	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	338

248	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	259

289	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	305

270	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	280

166	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	176

238	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	247

372	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	385

261	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	275

19	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	20

224	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	232

267	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	279

339	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	359

199	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	208

136	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	143

433	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	454

618	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	654

386	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	404

241	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	256

192	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	204

284	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	300

605	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	633

115	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	121

123	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	128

146	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	152

330	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	345

156	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	163

296	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	309

32	Government National Mortgage Association, Pool #796271	3.50	7/15/42	34

205	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	212

115	Government National Mortgage Association, Pool #778157	3.50	3/15/42	120

134	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	140

266	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	279

197	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	206

173	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	181

72	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	75

249	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	260

282	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	295

315	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	328

166	Government National Mortgage Association, Pool #783976	3.50	4/20/43	175

170	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	177

68	Government National Mortgage Association, Pool #740798	3.50	1/15/42	71

585	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	607

64	Government National Mortgage Association, Pool #738602	3.50	8/15/26	67

257	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	269

315	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	330

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$230	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	$239

331	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	345

329	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	343

399	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	414

435	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	453

232	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	241

213	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	221

53	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	56

318	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	331

111	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	116

235	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	245

227	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	237

397	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	412

277	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	289

412	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	432

74	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	78

52	Government National Mortgage Association, Pool #753254	4.00	9/15/43	55

81	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	86

46	Government National Mortgage Association, Pool #740068	4.00	9/15/40	48

83	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	87

411	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	431

57	Government National Mortgage Association, Pool #738710	4.00	9/15/41	60

152	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	161

29	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	31

54	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	57

85	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	90

54	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	56

82	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	86

121	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	128

31	Government National Mortgage Association, Pool #779401	4.00	6/15/42	33

442	Government National Mortgage Association, Pool #5139	4.00	8/20/41	473

32	Government National Mortgage Association, Pool #4922	4.00	1/20/41	34

179	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	189

81	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	85

247	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	259

227	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	240

257	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	270

8	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	9

480	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	503

70	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	73

168	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	176

37	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	39

374	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	390

279	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	293

145	Government National Mortgage Association, Pool #713876	4.00	8/15/39	154

99	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	103

118	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	125

196	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	208

133	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	139

361	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	376

168	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	175

31	Government National Mortgage Association, Pool #766495	4.00	10/15/41	32

49	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	52

410	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	426

276	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	288

233	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	248

75	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	78

193	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	202

88	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	93

165	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	173

155	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	165

155	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	164

82	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	87

150	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	158

188	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	199

62	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	65

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$170	Government National Mortgage Association, Pool #MA5467	4.50		9/20/48	$178

307	Government National Mortgage Association, Pool #MA5529	4.50		10/20/48	322

75	Government National Mortgage Association, Pool #MA4780	4.50		10/20/47	79

27	Government National Mortgage Association, Pool #MA4129	4.50		12/20/46	29

148	Government National Mortgage Association, Pool #5260	4.50		12/20/41	158

138	Government National Mortgage Association, Pool #MA4512	4.50		6/20/47	146

299	Government National Mortgage Association, Pool #MA5399	4.50		8/20/48	313

342	Government National Mortgage Association, Pool #MA5652	4.50		12/20/48	359

45	Government National Mortgage Association, Pool #MA1092	4.50		6/20/43	49

409	Government National Mortgage Association, Pool #MA5711	4.50		1/20/49	428

156	Government National Mortgage Association, Pool #MA1762	4.50		3/20/44	166

105	Government National Mortgage Association, Pool #MA0701	4.50		1/20/43	115

35	Government National Mortgage Association, Pool #738793	4.50		9/15/41	37

246	Government National Mortgage Association, Pool #MA5764	4.50		2/20/49	257

448	Government National Mortgage Association, Pool #721760	4.50		8/15/40	483

198	Government National Mortgage Association, Pool #717148	4.50		5/15/39	213

618	Government National Mortgage Association, Pool #4801	4.50		9/20/40	665

96	Government National Mortgage Association, Pool #MA5818	4.50		3/20/49	101

311	Government National Mortgage Association, Pool #MA5596	4.50		11/20/48	327

37	Government National Mortgage Association, Pool #BB7097	4.50		8/15/47	39

25	Government National Mortgage Association, Pool #BC0597	4.50		8/15/47	27

36	Government National Mortgage Association, Pool #729511	4.50		4/15/40	39

60	Government National Mortgage Association, Pool #MA3805	4.50		7/20/46	64

98	Government National Mortgage Association, Pool #MA5765	5.00		2/20/49	105

154	Government National Mortgage Association, Pool #MA5080	5.00		3/20/48	163

44	Government National Mortgage Association, Pool #MA5712	5.00		1/20/49	47

204	Government National Mortgage Association, Pool #MA5653	5.00		12/20/48	216

151	Government National Mortgage Association, Pool #MA5597	5.00		11/20/48	160

96	Government National Mortgage Association, Pool #604285	5.00		5/15/33	104

94	Government National Mortgage Association, Pool #694531	5.00		11/15/38	104

73	Government National Mortgage Association, Pool #MA5400	5.00		8/20/48	77

73	Government National Mortgage Association, Pool #MA5530	5.00		10/20/48	77

434	Government National Mortgage Association, Pool #4559	5.00		10/20/39	479

87	Government National Mortgage Association, Pool #MA2076	5.00		7/20/44	95

68	Government National Mortgage Association, Pool #MA4007	5.00		10/20/46	75

16	Government National Mortgage Association, Pool #MA0465	5.00		10/20/42	17

65	Government National Mortgage Association, Pool #712690	5.00		4/15/39	72

28	Government National Mortgage Association, Pool #675179	5.00		3/15/38	31

26	Government National Mortgage Association, Pool #782468	5.00		11/15/38	28

180	Government National Mortgage Association, Pool #782523	5.00		11/15/35	195

33	Government National Mortgage Association, Pool #658181	5.50		11/15/36	35

149	Government National Mortgage Association, Pool #783284	5.50		6/20/40	157

17	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	19

96	Government National Mortgage Association, Pool #510835	5.50		2/15/35	108

58	Government National Mortgage Association, Pool #781959	6.00		7/15/35	64

62	Government National Mortgage Association, Pool #4222	6.00		8/20/38	71

71	Government National Mortgage Association, Pool #4245	6.00		9/20/38	81

2	Government National Mortgage Association, Pool #690789	6.50		5/15/38	2

32	Government National Mortgage Association, Pool #699237	6.50		9/15/38	33

375	Government National Mortgage Association, 30 YR TBA	3.00		10/20/49	385

400	Government National Mortgage Association, 30 YR TBA	3.00		11/20/49	410

2,650	Government National Mortgage Association, 30 YR TBA	3.50		10/20/48	2,745

500	Government National Mortgage Association, 30 YR TBA	3.50		11/20/49	518

4,350	Government National Mortgage Association, 30 YR TBA	4.00		10/20/49	4,522

100	Government National Mortgage Association, 30 YR TBA	4.00		11/20/49	104

1,275	Government National Mortgage Association, 30 YR TBA	4.50		10/20/49	1,331

350	Government National Mortgage Association, 30 YR TBA	5.00		10/20/48	369

	Total U.S. Government Agency Mortgages				190,821

Shares

	Investment Company — 15.63%

33,421,540	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(b)		33,422

	Total Investment Company				33,422

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Total Investments Before TBA Sale Commitments (cost $238,594) — 113.10%			$241,866

	TBA Sale Commitments (c) — (0.05)%

$(100)	Fannie Mae, 30 YR TBA	5.50	10/25/48	(108)

	Total TBA Sale Commitments			(108)

	Liabilities in excess of other assets — (13.05)%			(27,909)

	Net Assets — 100.00%			$213,849

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2019.

(b)	The rate disclosed is the rate in effect on September 30, 2019.

(c)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total

Asset Backed Securities	1.46%	—	1.46%

Collateralized Mortgage Obligations	6.78%	—	6.78%

U.S. Government Agency Mortgages	89.23%	—	89.23%

Investment Company	13.26%	2.37%	15.63%

TBA Sale Commitments	-0.05%	—	-0.05%

Other Assets (Liabilities)	-12.81%	-0.24%	-13.05%

Total Net Assets	97.87%	2.13%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds — 97.18%

	Alabama — 3.03%

$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	$2,378

710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	780

				3,158

	Alaska — 1.42%

1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,483

	Arizona — 4.02%

1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00	7/1/25	1,617

1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B, Callable 7/1/21 @ 100.00	4.25	7/1/25	1,671

805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	912

				4,200

	Arkansas — 2.49%

2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00	2/1/26	2,588

	Connecticut — 1.25%

1,200	State of Connecticut, GO, Series A	5.00	4/15/22	1,302

	District of Columbia — 2.24%

2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,337

	Florida — 13.32%

1,245	School District of Broward County Florida Revenue, Series A	5.00	7/1/20	1,279

1,400	State of Florida Lottery Revenue, Series A	5.00	7/1/20	1,438

1,110	State of Florida, GO, Series D	5.00	6/1/20	1,138

1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,878

400	State of Florida Department of Environmental Protection Preservation Revenue, Series A	5.00	7/1/20	411

950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,046

1,950	State of Florida Turnpike Enterprise Revenue, Series B	5.00	7/1/21	2,074

425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	466

800	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/20	830

1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,064

2,105	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/36	2,268

				13,892

	Georgia — 4.33%

2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,115

2,375	State of Georgia, GO, Series D	5.00	2/1/20	2,404

				4,519

	Hawaii — 0.43%

425	State of Hawaii, GO, Series EO	5.00	8/1/21	453

	Illinois — 0.87%

425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	430

475	Northbrook Illinois, GO, Series A	5.00	12/1/19	478

				908

	Iowa — 3.37%

1,155	City of Ankeny, GO, Series A	5.00	6/1/21	1,225

1,440	Ankeny Community School District, GO	5.00	6/1/23	1,625

550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00	5.00	5/1/27	671

				3,521

	Kentucky — 0.76%

685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	797

	Maine — 1.38%

1,340	Maine Municipal Bond Bank Revenue, Series B	5.00	11/1/21	1,441

	Maryland — 1.49%

450	Maryland State, GO, Series A	5.00	3/1/20	457

1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,091

				1,548

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	Michigan — 0.50%

$500	Oakland University Michigan Revenue	5.00	3/1/21	$525

	Minnesota — 0.50%

525	Minnesota Higher Education Facilities Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/21	525

	Missouri — 1.08%

1,125	University of Missouri Revenue, Series A	5.00	11/1/19	1,128

	Nebraska — 1.10%

1,140	Nebraska State Public Power District Revenue, Series A	4.00	1/1/20	1,148

	Nevada — 2.05%

1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,876

250	Clark County, Nevada Highway Revenue	5.00	7/1/20	257

				2,133

	New Jersey — 2.38%

375	Middlesex County Improvement Authority Revenue (CNTY-GTD)	3.00	9/1/20	381

130	South Brunswick Township New Jersey, GO	4.00	9/1/20	133

1,945	County of Union New Jersey, GO, Series A&B	3.00	3/1/20	1,958

				2,472

	New Mexico — 2.07%

2,100	County of Bernalillo New Mexico, GO	5.00	8/15/20	2,163

	New York — 7.61%

2,190	Metropolitan Transportation Authority Revenue, Series A	4.00	2/3/20	2,208

1,990	New York City Fiscal 2019, GO, Series A	5.00	8/1/20	2,050

385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	415

900	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C1	5.00	5/1/21	953

250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	271

405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	468

1,400	New York State Dormitory Authority Revenue, Series B	5.00	2/15/23	1,577

				7,942

	North Carolina — 1.86%

375	State of North Carolina Revenue	5.00	3/1/23	421

1,470	North Carolina State University at Raleigh Revenue	5.00	10/1/20	1,523

				1,944

	Ohio — 3.01%

1,020	Allen County Ohio Hospital (Pre-Refunded/Escrowed to Maturity)	5.25	9/1/27	1,056

1,930	Cleveland Department of Public Utilities Division of Water Revenue, Series D	5.00	1/1/22	2,084

				3,140

	Oklahoma — 1.12%

1,145	Grand River Dam Authority, Revenue, Series A	5.00	6/1/20	1,172

	Oregon — 0.60%

590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	627

	Pennsylvania — 0.53%

525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	552

	South Carolina — 1.71%

1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,782

	South Dakota — 0.39%

395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	411

	Tennessee — 0.35%

350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	367

	Texas — 13.67%

1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,386

1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,207

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Texas (continued)

$685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00		2/15/22	$745

660	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	781

450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00		2/15/22	473

2,250	City of Grand Prairie Texas, GO	5.00		2/15/22	2,443

2,225	City of Grapevine Texas, GO	4.00		2/15/20	2,245

430	Harris County Toll Road Authority Revenue, Series B	5.00		8/15/22	474

690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00		2/15/22	750

625	North East Independent School District Texas, GO (PSF-GTD)	5.00		8/1/22	689

1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00		8/1/25	1,386

950	State of Texas, GO, Series C	1.78		10/1/20	950

705	County of Travis Texas, GO	5.00		3/1/21	742

					14,271

	Virginia — 1.33%

360	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		3/15/20	366

1,020	Virginia Housing Development Authority Revenue, Series A, Callable 10/28/19 @ 100.00	2.05		3/1/22	1,021

					1,387

	Washington — 8.61%

1,050	Public Utility District No. 1 of Benton County Revenue	5.00		11/1/19	1,053

1,260	County of King Washington, GO, Series B	5.00		7/1/25	1,519

1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,285

1,300	King County School District No. 411 Issaquah, GO (SCH BD GTY)	4.00		12/1/20	1,340

215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	220

135	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	139

1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00		1/1/24	1,999

150	Tacoma Washington Electric System Revenue, Series A	4.00		1/1/20	151

365	State of Washington Revenue, Series A	5.00		7/1/20	374

820	State of Washington Revenue, Series F	5.00		9/1/22	908

					8,988

	Wisconsin — 6.31%

1,125	City of Janesville Wisconsin, GO	3.00		2/1/20	1,131

380	City of Milwaukee Wisconsin, GO, Series N4&B5	5.00		4/1/23	427

1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,159

525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	577

1,630	Wauwatosa School District, GO, Series A	4.00		3/1/21	1,689

880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1	4.00		6/1/21	920

665	Wisconsin Health & Educational Facilities Authority Revenue	5.00		11/15/20	692

					6,595

	Total Municipal Bonds				101,419

Shares

	Investment Company — 1.58%

1,653,578	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(a)		1,654

	Total Investment Company				1,654

	Total Investments (cost $101,819) — 98.76%				103,073

	Other assets in excess of liabilities — 1.24%				1,296

	Net Assets — 100.00%				$104,369

(a)	The rate disclosed is the rate in effect on September 30, 2019.

CNTY-GTD — County Guarantee

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

SCSDE — Insured by South Carolina School Discount Enhancement

As of September 30, 2019, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds — 87.86%

	Alabama — 0.69%

$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	$1,604

1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,099

					2,703

	Arizona — 0.92%

1,015	State of Arizona, Series A	5.00		10/1/25	1,226

1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,198

1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,162

					3,586

	Arkansas — 0.34%

1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,321

	California — 3.52%

1,500	California State, GO	5.00		8/1/24	1,761

1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	2,277

820	California State Department of Water Resources Revenue, Central Valley Project Continuously Callable @ 100.00	5.25		7/1/22	822

4,155	California State Public Works Board Lease Revenue, Series D	5.00		4/1/24	4,842

2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,896

1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,132

65	University of California Revenue, Series Q Continuously Callable @ 100.00	5.25		5/15/23	65

					13,795

	Colorado — 5.40%

5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,355

3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	4,174

1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,472

2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,704

1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	2,004

3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	4,333

					21,042

	Connecticut — 1.88%

3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,398

1,025	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,232

2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,672

					7,302

	District of Columbia — 0.80%

1,500	District of Columbia University Revenue	5.00		4/1/25	1,784

1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,322

					3,106

	Florida — 3.23%

1,415	Florida Higher Educational Facilities Financial Authority Revenue	5.00		3/1/26	1,659

1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,770

1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,770

3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,923

1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,601

1,750	South Florida Water Management District Corps, Certificate of Participation	5.00		10/1/21	1,871

					12,594

	Georgia — 2.49%

1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,127

1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,414

1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,861

3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00		10/1/21	3,267

1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	2.15 (US0001M + 75.00 bps)(b)		4/1/48	1,003

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Georgia (continued)

$1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	$1,002

					9,674

	Illinois — 6.16%

90	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey / Narragansett Project, Series NT Continuously Callable @ 100.00	7.46		2/15/26	71

3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00		12/1/27	3,706

1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	2,011

1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00		1/1/26	1,125

1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,148

1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,154

1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,093

1,240	Illinois State Finance Authority Revenue, Series B	5.00		5/1/22	1,345

4,600	Illinois State Sales Tax Revenue, Series A	5.00		6/15/25	5,321

750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	829

2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,187

2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,400

1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00		4/1/25	1,551

					23,941

	Indiana — 2.61%

2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	2,324

1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,308

1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,169

1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,604

1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,118

2,250	Whiting Indiana Environmental Facilities Revenue	5.00	(a)	11/1/47	2,598

					10,121

	Kentucky — 2.15%

3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,425

1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,103

3,500	Kentucky Public Energy Authority Revenue, Series B, Callable 10/1/24 @ 100.24	4.00		1/1/49	3,863

					8,391

	Louisiana — 1.50%

1,415	Jefferson Sales Tax District, Series A (AGM)	5.00		12/1/25	1,706

2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,124

1,000	Parish of St John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	1,002

					5,832

	Maine — 0.31%

1,025	Finance Authority of Maine Revenue	5.00		12/1/26	1,227

	Maryland — 3.06%

1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,099

1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, Callable 11/30/21 @ 100.00 (AMT)	5.00		3/31/24	1,068

4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,703

2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,633

2,110	Montgomery County Maryland, GO, Series A	5.00		12/1/23	2,431

					11,934

	Massachusetts — 0.76%

1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,158

1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,810

					2,968

	Michigan — 2.69%

1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	2,093

1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50		12/1/29	1,203

1,450	Michigan State Building Authority Revenue	5.00		4/15/25	1,727

1,605	Michigan Strategic Fund Revenue	5.00		6/30/25	1,874

2,960	Utica Community Schools, GO (Q-SBLF)	5.00		5/1/26	3,578

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Michigan (continued)

					$10,475

	Minnesota — 0.31%

$1,000	Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series C	5.00		1/1/26	1,210

	Missouri — 1.02%

1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00		11/15/23	1,143

2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00		6/1/25	2,842

					3,985

	Nevada — 1.62%

3,470	Clark County Nevada School District, GO, Series A	5.00		6/15/23	3,916

1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/26	1,219

1,000	State of Nevada Highway Improvement Revenue	5.00		12/1/24	1,183

					6,318

	New Jersey — 2.75%

3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00		3/1/21	3,928

2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00		12/1/22	2,192

1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00		4/1/22	1,741

2,700	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20		6/1/27	2,845

					10,706

	New York — 5.25%

2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00		11/15/22	2,333

2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00		11/15/22	2,211

2,500	New York State, GO, Series C	5.00		8/1/23	2,844

3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00		7/1/26	3,399

1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00		8/1/29	1,168

3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00		1/1/21	3,387

4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00		9/1/23	5,108

					20,450

	North Carolina — 2.71%

1,000	City of Charlotte NC Airport Revenue, Series C	4.00		7/1/23	1,093

1,000	City of Charlotte NC Airport Revenue, Series C	5.00		7/1/24	1,162

1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,128

5,000	County of Wake North Carolina, GO	5.00		9/1/24	5,893

1,000	County of Wake North Carolina Revenue	5.00		9/1/28	1,298

					10,574

	Ohio — 1.86%

1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	1,724

1,750	Ohio American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	2,015

750	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00 (MBIA)	5.50		10/15/25	858

2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75		11/15/22	2,618

					7,215

	Oklahoma — 0.36%

1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00		6/1/22	1,401

	Oregon — 0.39%

1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	0.00	(a)	6/15/25	1,511

	Pennsylvania — 4.41%

1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,403

4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	2.00 (MUNIPSA + 42.00 bps)	(b)	9/1/48	4,000

2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15	(a)	7/1/41	2,534

2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,880

3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00		8/1/21	3,196

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Pennsylvania (continued)

$1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	$1,258

1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,909

					17,180

	Rhode Island — 0.85%

2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,235

1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00		12/1/22	1,084

					3,319

	South Carolina — 1.79%

3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,580

2,250	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00		1/1/22	2,348

					6,928

	Tennessee — 0.77%

1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,340

1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,663

					3,003

	Texas — 18.19%

2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,379

1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,137

1,180	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,370

2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,628

3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,858

1,000	City of Dallas Texas, GO, Series A, Callable 2/15/23 @ 100.00	5.00		2/15/26	1,115

2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,905

2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,958

1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,225

1,000	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	1,085

3,500	Grand Parkway Transportation Corp. Revenue	5.00		2/1/23	3,894

2,095	Harris County Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00		11/15/23	2,398

2,100	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/27	2,616

1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,991

1,650	Harris County Toll Road Authority Revenue, Series A	5.00		8/15/23	1,878

2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,965

1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,105

2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,749

1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,332

1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/22	1,095

1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	1,218

1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,226

1,695	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	1,834

2,500	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	2,702

1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,148

1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00		1/1/26	1,106

1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00		6/15/24	1,167

1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00		10/1/20	1,105

1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00		5/15/22	1,286

1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	1,700

4,365	Texas State College Student Loan, GO	5.00		8/1/22	4,791

2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,697

3,000	University of Texas Revenue, Series E	5.00		8/15/23	3,417

1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,637

1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,217

					70,934

	Utah — 0.34%

1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,342

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Virginia — 2.68%

$1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/22	$1,095

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/23	1,129

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,162

2,000	King George County Economic Development Authority Revenue	2.50	(a)	6/1/23	2,001

2,000	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/23	2,263

1,400	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/24	1,632

1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,158

					10,440

	Washington — 2.44%

1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/22	1,533

1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,808

2,500	Washington State, GO, Series B	5.00		7/1/23	2,840

1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,501

1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,819

					9,501

	Wisconsin — 1.61%

1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,082

1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,113

1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,477

1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,283

1,100	Wisconsin Health & Educational Facilities Authority	4.00		11/15/26	1,284

					6,239

	Total Municipal Bonds				342,268

	Corporate Bond — 0.00%

3,939	ASC Equipment (Trading Companies & Distributors) (c)	5.13	(d)	3/1/08	—

	Total Corporate Bond				—

Shares

	Investment Companies — 11.27%

55,380	AllianceBernstein National Municipal Income Fund, Inc.				763

54,643	BlackRock California Municipal Income Trust				748

49,651	BlackRock Investment Quality Municipal Trust, Inc.				773

91,727	BlackRock Muni Intermediate Duration Fund, Inc.				1,301

74,935	BlackRock Municipal 2030 Target Term Trust				1,773

84,289	BlackRock Municipal Income Quality Trust				1,193

79,192	BlackRock Municipal Income Trust				1,118

52,835	BlackRock MuniYield California Fund, Inc.				759

52,400	BlackRock MuniYield California Quality Fund, Inc.				754

29,023	BlackRock MuniYield Quality Fund II, Inc.				376

98,895	BlackRock MuniYield Quality Fund III, Inc.				1,342

50,267	BlackRock MuniYield Quality Fund, Inc.				756

57,298	BNY Mellon Municipal Bond Infrastructure Fund, Inc.				815

64,645	BNY Mellon Municipal Income, Inc.				604

92,101	BNY Mellon Strategic Municipal Bond Fund, Inc.				775

90,669	BNY Mellon Strategic Municipals, Inc.				778

43,431	Eaton Vance Municipal Bond Fund				563

65,510	Invesco Advantage Municipal Income Trust II				736

55,851	Invesco California Value Municipal Income Trust				716

59,044	Invesco Municipal Opportunity Trust				739

46,389	Invesco Municipal Trust				585

90,048	Invesco Quality Municipal Income Trust				1,152

130,280	Invesco Trust For Investment Grade Municipals				1,677

53,994	MFS High Income Municipal Trust				297

130,017	Nuveen AMT-Free Municipal Credit Income Fund				2,174

237,997	Nuveen AMT-Free Quality Municipal Income Fund				3,405

77,890	Nuveen California AMT-Free Quality Municipal Income Fund				1,178

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Shares	Security Description	Rate %		Value (000)

	Investment Companies (continued)

105,585	Nuveen California Quality Municipal Income Fund			$1,583

83,141	Nuveen Intermediate Duration Municipal Term Fund			1,142

101,362	Nuveen Municipal Credit Income Fund			1,645

114,760	Nuveen New York AMT-Free Quality Municipal Income Fund			1,545

27,418	Nuveen Pennsylvania Quality Municipal Income Fund			384

262,381	Nuveen Quality Municipal Income Fund			3,767

97,606	Putnam Managed Municipal Income Trust			764

86,295	Putnam Municipal Opportunities Trust			1,128

4,093,897	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(d)	4,094

	Total Investment Companies			43,902

	Total Investments (cost $378,756) — 99.13%			386,170

	Other assets in excess of liabilities — 0.87%			3,405

	Net Assets — 100.00%			$389,575

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on September 30, 2019.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2019.

(c)	Defaulted Bond.

(d)	The rate disclosed is the rate in effect on September 30, 2019.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

bps — Basis Points

CNTY-GTD — County Guarantee

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MUNIPSA — SIFMA Municipal Swap Index Yield

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

SCH BD GTY — School Board Guaranty

US0001M — 1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Intermediate Term Municipal Bond Portfolio	Mellon Investments Corporation	City of London Investment Management Company, Ltd.	HC Capital Solutions	Total

Municipal Bonds	87.86%	—	—	87.86%

Corporate Bond	0.00%	—	—	0.00%

Investment Companies	—	10.22%	1.05%	11.27%

Other Assets (Liabilities)	0.95%	0.09%	-0.17%	0.87%

Total Net Assets	88.81%	10.31%	0.88%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds — 93.67%

	Alabama — 3.68%

$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,666

1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,185

				2,851

	Alaska — 1.64%

1,230	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/20	1,271

	Arizona — 0.81%

450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	479

140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	144

				623

	Florida — 15.19%

1,455	East Central Regional Wastewater Treatment Facilities Operation Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.50	10/1/44	1,751

1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,542

800	State of Florida, GO, Series A	5.00	6/1/23	907

1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,782

1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,631

750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	886

1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,040

585	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	664

1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,607

				11,810

	Idaho — 1.82%

1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,416

	Illinois — 2.23%

1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,731

	Iowa — 2.16%

1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,681

	Kansas — 1.25%

850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	970

	Massachusetts — 2.23%

1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,058

600	Massachusetts State, GO, Series A	5.00	3/1/23	674

				1,732

	Nevada — 4.04%

800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	903

1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,308

800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	932

				3,143

	New Mexico — 1.69%

1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,310

	New York — 6.59%

495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	521

1,700	New York State Environmental Facilities Corp. Revenue, Callable 6/15/24 @ 100.00	5.00	6/15/29	1,985

1,470	New York State Dormitory Authority Revenue, Series E, Callable 9/15/28 @ 100.00	5.00	3/15/30	1,886

625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	726

				5,118

	North Carolina — 2.89%

1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,888

300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	359

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	North Carolina (continued)

					$2,247

	Ohio — 8.38%

$700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	805

1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00		5/15/29	1,284

1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/24	1,822

500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00		1/1/30	629

800	Ohio State University Revenue	5.00		12/1/22	892

975	Ohio Water Development Authority Revenue	5.00		6/1/22	1,069

					6,501

	Pennsylvania — 3.32%

1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00		3/15/23	1,551

1,000	Pennsylvania State, GO, Series A	5.00		5/1/20	1,022

					2,573

	South Dakota — 2.68%

1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00		4/1/29	2,079

	Texas — 19.11%

710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		10/1/23	762

540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00		10/1/23	581

875	City of Denton Texas, GO	5.00		2/15/21	918

1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00		8/15/30	1,882

1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00		10/1/27	1,810

1,120	Houston Community College System Revenue	5.00		4/15/21	1,182

1,460	Humble Independent School District, GO, Series C	5.00		2/15/24	1,687

1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00		6/15/30	1,876

1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00		2/1/24	1,980

300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00		3/1/29	369

1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00		4/15/26	1,820

					14,867

	Washington — 12.88%

1,000	King County Washington, GO	5.25		1/1/23	1,125

1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/29	1,329

1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/27	1,581

1,400	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/24	1,516

500	King County Washington Sewer Revenue	5.00		1/1/20	504

540	City of Spokane Washington Water & Wastewater System Revenue	5.00		12/1/19	543

1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00		12/1/22	1,535

1,750	State of Washington, GO, Series A	5.00		8/1/21	1,868

					10,001

	Wisconsin — 1.08%

800	DeForest Area School District, GO	5.00		4/1/21	841

	Total Municipal Bonds				72,765

Shares

	Investment Company — 5.22%

4,055,814	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.78	(a)		4,056

	Total Investment Company				4,056

	Total Investments (cost $73,863) — 98.89%				76,821

	Other assets in excess of liabilities — 1.11%				865

	Net Assets — 100.00%				$77,686

(a)	The rate disclosed is the rate in effect on September 30, 2019.

AGM — Assured Guaranty Municipal Corporation

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2019 (Unaudited)

BAM — Build America Mutual

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2019.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total

Municipal Bonds	93.67%	—	93.67%

Investment Company	0.41%	4.81%	5.22%

Other Assets (Liabilities)	1.28%	-0.17%	1.11%

Total Net Assets	95.36%	4.64%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.